UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04681
Name of Registrant: Vanguard Bond Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2018
Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.8%)
U.S. Government Securities (61.6%)
United States Treasury Note/Bond	1.750%	9/30/19	264,096	261,743
United States Treasury Note/Bond	1.000%	10/15/19	258,275	253,877
United States Treasury Note/Bond	1.250%	10/31/19	675	665
United States Treasury Note/Bond	1.500%	10/31/19	485,083	479,019
United States Treasury Note/Bond	1.000%	11/15/19	26,550	26,056
United States Treasury Note/Bond	3.375%	11/15/19	46,927	47,271
United States Treasury Note/Bond	1.500%	11/30/19	877,879	865,808
United States Treasury Note/Bond	1.750%	11/30/19	3,070	3,036
United States Treasury Note/Bond	1.375%	12/15/19	208,970	205,706
United States Treasury Note/Bond	1.125%	12/31/19	33,950	33,292
United States Treasury Note/Bond	1.625%	12/31/19	220,449	217,521
United States Treasury Note/Bond	1.875%	12/31/19	32,186	31,854
United States Treasury Note/Bond	1.375%	1/15/20	95,405	93,780
United States Treasury Note/Bond	1.250%	1/31/20	374,467	367,210
United States Treasury Note/Bond	1.375%	1/31/20	28,790	28,282
United States Treasury Note/Bond	2.000%	1/31/20	76,531	75,802
United States Treasury Note/Bond	1.375%	2/15/20	178,313	175,054
United States Treasury Note/Bond	3.625%	2/15/20	76,900	77,801
United States Treasury Note/Bond	1.250%	2/29/20	935	916
United States Treasury Note/Bond	1.375%	2/29/20	759,077	744,723
United States Treasury Note/Bond	2.250%	2/29/20	162,825	161,705
United States Treasury Note/Bond	1.625%	3/15/20	208,980	205,649
United States Treasury Note/Bond	1.125%	3/31/20	15,750	15,373
United States Treasury Note/Bond	1.375%	3/31/20	625,013	612,319
United States Treasury Note/Bond	2.250%	3/31/20	139,054	138,033
United States Treasury Note/Bond	1.500%	4/15/20	293,296	287,706
United States Treasury Note/Bond	1.125%	4/30/20	835	814
United States Treasury Note/Bond	1.375%	4/30/20	314,470	307,690
United States Treasury Note/Bond	2.375%	4/30/20	4,869	4,839
United States Treasury Note/Bond	1.500%	5/15/20	340,461	333,597
United States Treasury Note/Bond	3.500%	5/15/20	1,495	1,512
United States Treasury Note/Bond	8.750%	5/15/20	89,535	98,041
United States Treasury Note/Bond	1.375%	5/31/20	975	953
United States Treasury Note/Bond	1.500%	5/31/20	395,312	387,034
United States Treasury Note/Bond	2.500%	5/31/20	199,248	198,314
United States Treasury Note/Bond	1.500%	6/15/20	78,982	77,291
United States Treasury Note/Bond	1.625%	6/30/20	277,165	271,666
United States Treasury Note/Bond	1.875%	6/30/20	600	591
United States Treasury Note/Bond	2.500%	6/30/20	59,780	59,481
United States Treasury Note/Bond	1.500%	7/15/20	288,805	282,260
United States Treasury Note/Bond	1.625%	7/31/20	575,534	563,396
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,151
United States Treasury Note/Bond	2.625%	7/31/20	470,455	468,912
United States Treasury Note/Bond	1.500%	8/15/20	126,412	123,430
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,555
United States Treasury Note/Bond	8.750%	8/15/20	250	277
United States Treasury Note/Bond	1.375%	8/31/20	936,065	911,053
United States Treasury Note/Bond	2.125%	8/31/20	28,973	28,597
United States Treasury Note/Bond	2.625%	8/31/20	126,437	126,002

United States Treasury Note/Bond	1.375%	9/15/20	82,790	80,539
United States Treasury Note/Bond	1.375%	9/30/20	442,932	430,543
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,341
United States Treasury Note/Bond	2.750%	9/30/20	191,980	191,709
United States Treasury Note/Bond	1.625%	10/15/20	141,901	138,531
United States Treasury Note/Bond	1.375%	10/31/20	541,106	525,208
United States Treasury Note/Bond	1.750%	10/31/20	103,820	101,548
United States Treasury Note/Bond	1.750%	11/15/20	191,259	186,986
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,543
United States Treasury Note/Bond	1.625%	11/30/20	627,760	611,771
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,605
United States Treasury Note/Bond	1.875%	12/15/20	372,925	365,235
United States Treasury Note/Bond	1.750%	12/31/20	157,569	153,827
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,018
United States Treasury Note/Bond	2.000%	1/15/21	239,301	234,814
United States Treasury Note/Bond	1.375%	1/31/21	256,574	248,035
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,131
United States Treasury Note/Bond	2.250%	2/15/21	176,197	173,774
United States Treasury Note/Bond	3.625%	2/15/21	1,493	1,519
United States Treasury Note/Bond	7.875%	2/15/21	250	279
United States Treasury Note/Bond	1.125%	2/28/21	379,402	364,165
United States Treasury Note/Bond	2.000%	2/28/21	75,350	73,843
United States Treasury Note/Bond	2.375%	3/15/21	198,759	196,491
United States Treasury Note/Bond	1.250%	3/31/21	1,111,221	1,068,506
United States Treasury Note/Bond	2.250%	3/31/21	775	764
United States Treasury Note/Bond	2.375%	4/15/21	54,041	53,399
United States Treasury Note/Bond	1.375%	4/30/21	218,407	210,352
United States Treasury Note/Bond	2.250%	4/30/21	677	667
United States Treasury Note/Bond	2.625%	5/15/21	179,020	177,930
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,389
United States Treasury Note/Bond	8.125%	5/15/21	190	215
United States Treasury Note/Bond	1.375%	5/31/21	614,165	590,753
United States Treasury Note/Bond	2.000%	5/31/21	783	766
United States Treasury Note/Bond	2.625%	6/15/21	196,577	195,288
United States Treasury Note/Bond	1.125%	6/30/21	543,638	518,663
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,127
United States Treasury Note/Bond	2.625%	7/15/21	171,055	169,878
United States Treasury Note/Bond	1.125%	7/31/21	234,920	223,761
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,327
United States Treasury Note/Bond	2.125%	8/15/21	120,173	117,676
United States Treasury Note/Bond	2.750%	8/15/21	140,710	140,205
United States Treasury Note/Bond	1.125%	8/31/21	679,803	646,553
United States Treasury Note/Bond	2.000%	8/31/21	8,289	8,087
United States Treasury Note/Bond	2.750%	9/15/21	248,412	247,480
United States Treasury Note/Bond	1.125%	9/30/21	635,263	603,303
United States Treasury Note/Bond	2.125%	9/30/21	31,400	30,718
United States Treasury Note/Bond	1.250%	10/31/21	945,336	899,847
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,144
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,002
United States Treasury Note/Bond	1.750%	11/30/21	312,639	301,890
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,036
United States Treasury Note/Bond	2.000%	12/31/21	264,378	257,026
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,415
United States Treasury Note/Bond	1.500%	1/31/22	69,500	66,416
United States Treasury Note/Bond	1.875%	1/31/22	636,005	615,335
United States Treasury Note/Bond	2.000%	2/15/22	169,513	164,639
United States Treasury Note/Bond	1.750%	2/28/22	201,961	194,450

United States Treasury Note/Bond	1.875%	2/28/22	79,660	77,009
United States Treasury Note/Bond	1.750%	3/31/22	229,242	220,430
United States Treasury Note/Bond	1.875%	3/31/22	444,170	428,971
United States Treasury Note/Bond	1.750%	4/30/22	409,134	393,022
United States Treasury Note/Bond	1.875%	4/30/22	160,194	154,587
United States Treasury Note/Bond	1.750%	5/15/22	217,660	208,954
United States Treasury Note/Bond	1.750%	5/31/22	425,220	408,079
United States Treasury Note/Bond	1.750%	6/30/22	119,680	114,762
United States Treasury Note/Bond	2.125%	6/30/22	54,730	53,199
United States Treasury Note/Bond	1.875%	7/31/22	258,294	248,528
United States Treasury Note/Bond	2.000%	7/31/22	145,520	140,677
United States Treasury Note/Bond	1.625%	8/15/22	82,447	78,531
United States Treasury Note/Bond	1.625%	8/31/22	625,501	595,596
United States Treasury Note/Bond	1.875%	8/31/22	269,117	258,689
United States Treasury Note/Bond	1.750%	9/30/22	86,085	82,278
United States Treasury Note/Bond	1.875%	9/30/22	193,712	186,055
United States Treasury Note/Bond	1.875%	10/31/22	915	878
United States Treasury Note/Bond	2.000%	10/31/22	222,285	214,367
United States Treasury Note/Bond	1.625%	11/15/22	161,143	152,986
United States Treasury Note/Bond	2.000%	11/30/22	493,160	475,130
United States Treasury Note/Bond	2.125%	12/31/22	473,977	458,649
United States Treasury Note/Bond	1.750%	1/31/23	29,330	27,919
United States Treasury Note/Bond	2.375%	1/31/23	469,278	458,574
United States Treasury Note/Bond	2.000%	2/15/23	25,000	24,043
United States Treasury Note/Bond	1.500%	2/28/23	333,600	313,844
United States Treasury Note/Bond	2.625%	2/28/23	503,013	496,645
United States Treasury Note/Bond	1.500%	3/31/23	166,205	156,181
United States Treasury Note/Bond	2.500%	3/31/23	421,875	414,096
United States Treasury Note/Bond	1.625%	4/30/23	69,135	65,257
United States Treasury Note/Bond	2.750%	4/30/23	25,990	25,779
United States Treasury Note/Bond	1.750%	5/15/23	432,650	410,407
United States Treasury Note/Bond	1.625%	5/31/23	210,100	198,150
United States Treasury Note/Bond	2.750%	5/31/23	258,123	256,027
United States Treasury Note/Bond	1.375%	6/30/23	80,000	74,475
United States Treasury Note/Bond	2.625%	6/30/23	393,752	388,216
United States Treasury Note/Bond	1.250%	7/31/23	103,985	96,088
United States Treasury Note/Bond	2.750%	7/31/23	162,085	160,667
United States Treasury Note/Bond	2.500%	8/15/23	323,900	317,322
United States Treasury Note/Bond	1.375%	8/31/23	249,880	231,959
United States Treasury Note/Bond	2.750%	8/31/23	273,040	270,695
United States Treasury Note/Bond	1.375%	9/30/23	73,075	67,754
United States Treasury Note/Bond	2.875%	9/30/23	587,262	585,336
United States Treasury Note/Bond	2.750%	11/15/23	319,000	315,960
				31,631,890
Agency Bonds and Notes (3.2%)
1 AID-Iraq	2.149%	1/18/22	9,755	9,444
1 AID-Israel	5.500%	9/18/23	4,300	4,768
1 AID-Jordan	2.503%	10/30/20	7,250	7,183
1 AID-Jordan	2.578%	6/30/22	3,200	3,141
1 AID-Tunisia	2.452%	7/24/21	2,175	2,140
1 AID-Tunisia	1.416%	8/5/21	4,885	4,671
1 AID-Ukraine	1.847%	5/29/20	6,000	5,880
1 AID-Ukraine	1.471%	9/29/21	10,305	9,794
2 Federal Farm Credit Banks	5.150%	11/15/19	7,621	7,826
2 Federal Farm Credit Banks	2.375%	3/27/20	5,000	4,970
2 Federal Farm Credit Banks	2.550%	5/15/20	7,925	7,892
2 Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,472

2	Federal Home Loan Banks	1.500%	10/21/19	84,845	83,816
2	Federal Home Loan Banks	1.375%	11/15/19	39,475	38,899
2	Federal Home Loan Banks	1.250%	12/13/19	8,875	8,720
2	Federal Home Loan Banks	4.125%	12/13/19	250	254
2	Federal Home Loan Banks	2.125%	2/11/20	40,375	40,033
2	Federal Home Loan Banks	1.875%	3/13/20	16,775	16,558
2	Federal Home Loan Banks	4.125%	3/13/20	40,670	41,434
2	Federal Home Loan Banks	2.375%	3/30/20	27,170	27,005
2	Federal Home Loan Banks	2.625%	5/28/20	31,000	30,905
2	Federal Home Loan Banks	1.750%	6/12/20	1,300	1,277
2	Federal Home Loan Banks	3.375%	6/12/20	7,025	7,087
2	Federal Home Loan Banks	1.375%	9/28/20	18,250	17,731
2	Federal Home Loan Banks	2.625%	10/1/20	50,000	49,770
2	Federal Home Loan Banks	5.250%	12/11/20	3,400	3,571
2	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,372
2	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,404
2	Federal Home Loan Banks	1.125%	7/14/21	19,600	18,668
2	Federal Home Loan Banks	1.875%	11/29/21	52,600	50,931
2	Federal Home Loan Banks	2.125%	3/10/23	8,950	8,621
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	120,860	119,169
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	55,740	54,857
3	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	19,102	18,690
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	16,613	16,537
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	33,103	32,371
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,787
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	34,597
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	34,578
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,068
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	128,255	125,989
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	19,758
3	Federal National Mortgage Assn.	0.000%	10/9/19	47,300	45,982
3	Federal National Mortgage Assn.	1.000%	10/24/19	20,500	20,142
3	Federal National Mortgage Assn.	1.750%	11/26/19	23,150	22,901
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,750	22,423
3,4 Federal National Mortgage Assn.		1.700%	1/27/20	300	296
3	Federal National Mortgage Assn.	1.500%	2/28/20	13,282	13,052
3	Federal National Mortgage Assn.	1.500%	6/22/20	137,145	134,087
3	Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,693
3	Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,082
3	Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,229
3	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	20,646
3	Federal National Mortgage Assn.	2.500%	4/13/21	20,000	19,800
3	Federal National Mortgage Assn.	1.250%	5/6/21	250	240
3	Federal National Mortgage Assn.	2.750%	6/22/21	8,906	8,868
3	Federal National Mortgage Assn.	1.250%	8/17/21	30,500	29,101
3	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	38,309
3	Federal National Mortgage Assn.	2.000%	1/5/22	40,700	39,514
3	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,032
3	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	25,259
3	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,664
3	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,558
	Private Export Funding Corp.	2.300%	9/15/20	6,650	6,568
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,320
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,691
	Private Export Funding Corp.	2.050%	11/15/22	10,276	9,867
	Resolution Funding Corp.	8.625%	1/15/21	850	955
2	Tennessee Valley Authority	2.250%	3/15/20	7,875	7,808

2 Tennessee Valley Authority	3.875%	2/15/21	6,100	6,225
2 Tennessee Valley Authority	1.875%	8/15/22	8,175	7,842
				1,621,792
Total U.S. Government and Agency Obligations (Cost $34,042,398)				33,253,682
Corporate Bonds (27.4%)
Finance (11.4%)
Banking (9.2%)
American Express Co.	2.200%	10/30/20	9,990	9,753
American Express Co.	3.375%	5/17/21	8,667	8,663
American Express Co.	2.500%	8/1/22	13,761	13,206
American Express Co.	2.650%	12/2/22	5,048	4,844
American Express Co.	3.400%	2/27/23	11,012	10,827
American Express Co.	3.700%	8/3/23	5,775	5,750
American Express Credit Corp.	1.700%	10/30/19	5,425	5,343
American Express Credit Corp.	2.200%	3/3/20	11,146	11,006
American Express Credit Corp.	2.375%	5/26/20	17,332	17,092
American Express Credit Corp.	2.600%	9/14/20	9,327	9,209
American Express Credit Corp.	2.250%	5/5/21	27,712	26,945
American Express Credit Corp.	2.700%	3/3/22	13,267	12,900
Associated Bank NA	3.500%	8/13/21	2,500	2,486
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	7,172	7,032
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,000	13,692
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	7,075	6,982
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,925	7,692
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,817
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	9,290	8,961
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,385	8,055
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	10,125	10,011
Banco Santander SA	3.500%	4/11/22	2,793	2,736
Banco Santander SA	3.125%	2/23/23	5,875	5,571
Banco Santander SA	3.848%	4/12/23	13,530	13,218
Bancolombia SA	5.950%	6/3/21	6,450	6,746
Bank of America Corp.	2.250%	4/21/20	16,397	16,177
Bank of America Corp.	5.625%	7/1/20	615	640
Bank of America Corp.	2.625%	10/19/20	19,730	19,488
Bank of America Corp.	2.151%	11/9/20	3,000	2,934
Bank of America Corp.	2.625%	4/19/21	13,886	13,662
4 Bank of America Corp.	2.369%	7/21/21	20,168	19,810
4 Bank of America Corp.	2.328%	10/1/21	17,600	17,215
4 Bank of America Corp.	2.738%	1/23/22	4,990	4,904
4 Bank of America Corp.	3.499%	5/17/22	16,615	16,622
Bank of America Corp.	2.503%	10/21/22	15,880	15,185
Bank of America Corp.	3.300%	1/11/23	35,127	34,636
4 Bank of America Corp.	3.124%	1/20/23	10,825	10,631
4 Bank of America Corp.	2.881%	4/24/23	14,425	14,004
4 Bank of America Corp.	2.816%	7/21/23	15,000	14,484
Bank of America Corp.	4.100%	7/24/23	11,100	11,281
Bank of America Corp.	3.004%	12/20/23	85,532	82,750
4 Bank of America Corp.	3.550%	3/5/24	21,750	21,491
Bank of Montreal	2.100%	12/12/19	6,450	6,381
Bank of Montreal	2.100%	6/15/20	7,532	7,400
Bank of Montreal	3.100%	7/13/20	10,100	10,108
Bank of Montreal	3.100%	4/13/21	17,400	17,346
Bank of Montreal	1.900%	8/27/21	16,016	15,386
Bank of New York Mellon Corp.	4.600%	1/15/20	3,608	3,678
Bank of New York Mellon Corp.	2.150%	2/24/20	6,552	6,481

Bank of New York Mellon Corp.	2.600%	8/17/20	9,874	9,793
Bank of New York Mellon Corp.	2.450%	11/27/20	10,088	9,932
Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,375
Bank of New York Mellon Corp.	2.500%	4/15/21	1,777	1,744
Bank of New York Mellon Corp.	2.050%	5/3/21	19,150	18,565
Bank of New York Mellon Corp.	3.550%	9/23/21	200	201
Bank of New York Mellon Corp.	2.600%	2/7/22	17,021	16,596
Bank of New York Mellon Corp.	2.950%	1/29/23	6,852	6,690
Bank of New York Mellon Corp.	3.500%	4/28/23	1,000	997
4 Bank of New York Mellon Corp.	2.661%	5/16/23	7,125	6,891
Bank of New York Mellon Corp.	3.450%	8/11/23	4,350	4,316
Bank of New York Mellon Corp.	2.200%	8/16/23	7,820	7,330
Bank of Nova Scotia	2.150%	7/14/20	6,600	6,489
Bank of Nova Scotia	2.350%	10/21/20	11,886	11,677
Bank of Nova Scotia	2.500%	1/8/21	1,130	1,109
Bank of Nova Scotia	4.375%	1/13/21	3,176	3,251
Bank of Nova Scotia	2.800%	7/21/21	6,780	6,670
Bank of Nova Scotia	2.700%	3/7/22	21,775	21,233
Bank of Nova Scotia	2.450%	9/19/22	2,146	2,063
Barclays Bank plc	5.140%	10/14/20	2,000	2,048
Barclays Bank plc	2.650%	1/11/21	15,000	14,700
Barclays plc	2.750%	11/8/19	15,015	14,934
Barclays plc	2.875%	6/8/20	20,550	20,311
Barclays plc	3.250%	1/12/21	8,462	8,342
Barclays plc	3.200%	8/10/21	9,260	9,095
Barclays plc	3.684%	1/10/23	6,000	5,842
4 Barclays plc	4.338%	5/16/24	15,000	14,815
BB&T Corp.	5.250%	11/1/19	500	512
BB&T Corp.	2.450%	1/15/20	15,314	15,197
BB&T Corp.	2.625%	6/29/20	2,967	2,937
BB&T Corp.	2.150%	2/1/21	5,317	5,175
BB&T Corp.	2.050%	5/10/21	11,902	11,524
BB&T Corp.	3.200%	9/3/21	4,045	4,028
BB&T Corp.	3.950%	3/22/22	2,100	2,122
BB&T Corp.	2.750%	4/1/22	7,665	7,506
BNP Paribas SA	2.375%	5/21/20	13,931	13,720
BNP Paribas SA	5.000%	1/15/21	13,425	13,874
BNP Paribas SA	3.250%	3/3/23	3,699	3,628
BPCE SA	2.250%	1/27/20	7,015	6,910
BPCE SA	2.650%	2/3/21	5,496	5,388
BPCE SA	2.750%	12/2/21	12,000	11,713
5 BPCE SA	3.000%	5/22/22	7,000	6,777
Branch Banking & Trust Co.	2.100%	1/15/20	2,540	2,507
Branch Banking & Trust Co.	2.250%	6/1/20	5,987	5,893
Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,148
Branch Banking & Trust Co.	2.625%	1/15/22	7,135	6,954
Canadian Imperial Bank of Commerce	2.100%	10/5/20	8,060	7,868
Canadian Imperial Bank of Commerce	2.700%	2/2/21	1,620	1,594
Canadian Imperial Bank of Commerce	2.550%	6/16/22	13,225	12,762
Canadian Imperial Bank of Commerce	3.500%	9/13/23	4,000	3,978
Capital One Bank USA NA	3.375%	2/15/23	11,350	11,021
Capital One Financial Corp.	2.500%	5/12/20	7,458	7,364
Capital One Financial Corp.	2.400%	10/30/20	1,200	1,175
Capital One Financial Corp.	3.450%	4/30/21	14,200	14,179
Capital One Financial Corp.	4.750%	7/15/21	8,132	8,403
Capital One Financial Corp.	3.050%	3/9/22	6,165	6,028
Capital One Financial Corp.	3.200%	1/30/23	900	873

	Capital One Financial Corp.	3.500%	6/15/23	1,880	1,843
	Capital One NA	2.350%	1/31/20	10,180	10,065
	Capital One NA	2.950%	7/23/21	10,805	10,627
	Capital One NA	2.250%	9/13/21	14,703	14,152
	Capital One NA	2.650%	8/8/22	4,818	4,625
	Citibank NA	3.050%	5/1/20	14,300	14,265
	Citibank NA	2.100%	6/12/20	14,500	14,236
	Citibank NA	2.125%	10/20/20	25,485	24,886
	Citibank NA	2.850%	2/12/21	7,350	7,264
	Citibank NA	3.400%	7/23/21	2,000	1,997
4,5 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	335	353
	Citigroup Inc.	2.450%	1/10/20	8,108	8,037
	Citigroup Inc.	2.400%	2/18/20	11,525	11,406
	Citigroup Inc.	5.375%	8/9/20	2,583	2,679
	Citigroup Inc.	2.650%	10/26/20	12,465	12,294
	Citigroup Inc.	2.700%	3/30/21	19,425	19,084
	Citigroup Inc.	2.350%	8/2/21	12,987	12,587
	Citigroup Inc.	2.900%	12/8/21	31,773	31,099
	Citigroup Inc.	4.500%	1/14/22	19,543	20,067
	Citigroup Inc.	2.750%	4/25/22	23,546	22,840
	Citigroup Inc.	4.050%	7/30/22	5,480	5,502
	Citigroup Inc.	2.700%	10/27/22	7,000	6,726
	Citigroup Inc.	3.500%	5/15/23	8,967	8,822
4	Citigroup Inc.	2.876%	7/24/23	6,309	6,101
4	Citigroup Inc.	4.044%	6/1/24	11,585	11,613
	Citizens Bank NA	2.450%	12/4/19	4,745	4,710
	Citizens Bank NA	2.250%	3/2/20	5,830	5,738
	Citizens Bank NA	2.200%	5/26/20	5,080	4,978
	Citizens Bank NA	2.250%	10/30/20	6,350	6,185
	Citizens Bank NA	2.550%	5/13/21	12,665	12,326
	Citizens Bank NA	2.650%	5/26/22	5,500	5,271
	Citizens Bank NA	3.700%	3/29/23	3,700	3,675
	Citizens Financial Group Inc.	2.375%	7/28/21	1,400	1,350
	Comerica Inc.	3.700%	7/31/23	7,500	7,471
	Commonwealth Bank of Australia	2.300%	3/12/20	3,182	3,136
	Commonwealth Bank of Australia	2.400%	11/2/20	7,375	7,213
	Commonwealth Bank of Australia	2.550%	3/15/21	8,755	8,554
	Compass Bank	3.500%	6/11/21	6,750	6,712
	Compass Bank	2.875%	6/29/22	8,800	8,475
	Cooperatieve Rabobank UA	2.250%	1/14/20	9,705	9,600
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,269
	Cooperatieve Rabobank UA	2.500%	1/19/21	27,843	27,243
	Cooperatieve Rabobank UA	2.750%	1/10/22	27,295	26,563
	Cooperatieve Rabobank UA	3.875%	2/8/22	16,750	16,869
	Cooperatieve Rabobank UA	3.950%	11/9/22	7,557	7,504
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,500	1,441
	Credit Suisse AG	5.400%	1/14/20	11,107	11,389
	Credit Suisse AG	4.375%	8/5/20	5,074	5,163
	Credit Suisse AG	3.000%	10/29/21	18,225	17,956
5	Credit Suisse Group AG	3.574%	1/9/23	5,000	4,897
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	13,314	13,191
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	9,255	9,180
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	11,485	11,423
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,704	10,639
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,280	15,043
	Deutsche Bank AG	2.700%	7/13/20	21,850	21,357
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,279

Deutsche Bank AG	3.125%	1/13/21	9,825	9,628
Deutsche Bank AG	3.150%	1/22/21	8,625	8,407
Deutsche Bank AG	4.250%	10/14/21	25,500	25,404
Deutsche Bank AG	3.300%	11/16/22	13,426	12,750
Deutsche Bank AG	3.950%	2/27/23	9,500	9,221
Discover Bank	7.000%	4/15/20	2,485	2,602
Discover Bank	3.100%	6/4/20	6,491	6,446
Discover Bank	3.200%	8/9/21	2,711	2,671
Discover Bank	3.350%	2/6/23	650	631
Discover Bank	4.200%	8/8/23	10,363	10,401
4 Discover Bank	4.682%	8/9/28	3,100	3,072
Discover Financial Services	3.850%	11/21/22	5,254	5,193
Fifth Third Bancorp	2.875%	7/27/20	7,813	7,764
Fifth Third Bancorp	3.500%	3/15/22	4,072	4,053
Fifth Third Bank	2.200%	10/30/20	2,900	2,833
Fifth Third Bank	2.250%	6/14/21	15,733	15,265
Fifth Third Bank	2.875%	10/1/21	3,441	3,376
Fifth Third Bank	3.350%	7/26/21	6,000	5,973
First Horizon National Corp.	3.500%	12/15/20	3,558	3,562
First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,336
First Republic Bank	2.500%	6/6/22	7,725	7,418
Goldman Sachs Bank USA	3.200%	6/5/20	7,225	7,241
Goldman Sachs Group Inc.	2.550%	10/23/19	17,441	17,367
Goldman Sachs Group Inc.	2.300%	12/13/19	24,166	23,954
Goldman Sachs Group Inc.	5.375%	3/15/20	18,902	19,483
Goldman Sachs Group Inc.	2.600%	4/23/20	13,060	12,942
Goldman Sachs Group Inc.	6.000%	6/15/20	8,495	8,868
Goldman Sachs Group Inc.	2.750%	9/15/20	15,222	15,036
Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,676
Goldman Sachs Group Inc.	2.875%	2/25/21	15,223	15,012
Goldman Sachs Group Inc.	2.625%	4/25/21	13,681	13,389
Goldman Sachs Group Inc.	5.250%	7/27/21	31,582	33,026
Goldman Sachs Group Inc.	2.350%	11/15/21	5,074	4,884
Goldman Sachs Group Inc.	5.750%	1/24/22	26,239	27,912
Goldman Sachs Group Inc.	3.000%	4/26/22	51,565	50,478
4 Goldman Sachs Group Inc.	2.876%	10/31/22	17,328	16,898
Goldman Sachs Group Inc.	3.625%	1/22/23	12,190	12,127
Goldman Sachs Group Inc.	3.200%	2/23/23	16,513	16,125
4 Goldman Sachs Group Inc.	2.908%	6/5/23	6,806	6,582
4 Goldman Sachs Group Inc.	2.905%	7/24/23	20,300	19,615
HSBC Bank USA NA	4.875%	8/24/20	8,080	8,264
HSBC Holdings plc	3.400%	3/8/21	42,602	42,490
HSBC Holdings plc	5.100%	4/5/21	4,270	4,434
HSBC Holdings plc	2.950%	5/25/21	40,038	39,422
HSBC Holdings plc	2.650%	1/5/22	17,345	16,803
HSBC Holdings plc	4.875%	1/14/22	2,944	3,049
HSBC Holdings plc	4.000%	3/30/22	9,111	9,210
4 HSBC Holdings plc	3.262%	3/13/23	26,395	25,838
HSBC Holdings plc	3.600%	5/25/23	22,230	21,998
4 HSBC Holdings plc	3.033%	11/22/23	4,000	3,862
4 HSBC Holdings plc	3.950%	5/18/24	15,000	14,888
HSBC USA Inc.	2.375%	11/13/19	2,255	2,240
HSBC USA Inc.	2.350%	3/5/20	5,836	5,772
HSBC USA Inc.	2.750%	8/7/20	16,420	16,276
HSBC USA Inc.	5.000%	9/27/20	6,007	6,169
Huntington Bancshares Inc.	7.000%	12/15/20	900	963
Huntington Bancshares Inc.	3.150%	3/14/21	5,269	5,221

Huntington Bancshares Inc.	2.300%	1/14/22	1,170	1,119
Huntington National Bank	2.375%	3/10/20	10,510	10,379
Huntington National Bank	2.400%	4/1/20	4,275	4,218
Huntington National Bank	2.875%	8/20/20	4,450	4,405
Huntington National Bank	3.250%	5/14/21	5,450	5,409
Huntington National Bank	2.500%	8/7/22	7,250	6,942
ING Groep NV	3.150%	3/29/22	10,052	9,809
ING Groep NV	4.100%	10/2/23	7,700	7,705
JPMorgan Chase & Co.	2.200%	10/22/19	5,552	5,512
JPMorgan Chase & Co.	2.250%	1/23/20	45,913	45,445
JPMorgan Chase & Co.	2.750%	6/23/20	38,008	37,716
JPMorgan Chase & Co.	4.400%	7/22/20	17,690	18,049
JPMorgan Chase & Co.	4.250%	10/15/20	21,877	22,296
JPMorgan Chase & Co.	2.550%	10/29/20	18,919	18,644
JPMorgan Chase & Co.	2.550%	3/1/21	21,165	20,779
JPMorgan Chase & Co.	4.625%	5/10/21	10,500	10,828
JPMorgan Chase & Co.	2.400%	6/7/21	11,536	11,248
JPMorgan Chase & Co.	2.295%	8/15/21	30,008	29,164
JPMorgan Chase & Co.	4.350%	8/15/21	17,814	18,252
JPMorgan Chase & Co.	4.500%	1/24/22	14,879	15,337
4 JPMorgan Chase & Co.	3.514%	6/18/22	10,000	10,006
JPMorgan Chase & Co.	3.250%	9/23/22	22,755	22,558
JPMorgan Chase & Co.	2.972%	1/15/23	1,400	1,363
JPMorgan Chase & Co.	3.200%	1/25/23	25,747	25,323
4 JPMorgan Chase & Co.	2.776%	4/25/23	7,190	6,983
JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,136
JPMorgan Chase & Co.	2.700%	5/18/23	19,763	18,982
4 JPMorgan Chase & Co.	3.559%	4/23/24	13,200	13,072
4 JPMorgan Chase & Co.	3.797%	7/23/24	8,300	8,279
4 JPMorgan Chase Bank NA	2.604%	2/1/21	5,000	4,956
4 JPMorgan Chase Bank NA	3.086%	4/26/21	14,500	14,459
KeyBank NA	2.500%	12/15/19	3,360	3,341
KeyBank NA	2.250%	3/16/20	2,860	2,820
KeyBank NA	3.350%	6/15/21	4,465	4,461
KeyBank NA	2.500%	11/22/21	5,910	5,741
KeyBank NA	2.400%	6/9/22	8,660	8,311
KeyBank NA	2.300%	9/14/22	6,695	6,397
KeyBank NA	3.375%	3/7/23	2,850	2,824
4 KeyBank NA	3.180%	10/15/27	2,125	2,090
KeyCorp	2.900%	9/15/20	10,466	10,395
KeyCorp	5.100%	3/24/21	10,200	10,613
Lloyds Bank plc	2.400%	3/17/20	1,000	988
Lloyds Bank plc	2.700%	8/17/20	17,086	16,924
Lloyds Bank plc	6.375%	1/21/21	2,942	3,121
Lloyds Bank plc	3.300%	5/7/21	8,000	7,970
Lloyds Banking Group plc	3.000%	1/11/22	25,340	24,662
Lloyds Banking Group plc	4.050%	8/16/23	10,100	10,031
4 Lloyds Banking Group plc	2.907%	11/7/23	10,000	9,537
M&T Bank Corp.	3.550%	7/26/23	7,000	6,955
Manufacturers & Traders Trust Co.	2.100%	2/6/20	2,000	1,974
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,699
Manufacturers & Traders Trust Co.	2.625%	1/25/21	4,170	4,098
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	8,871
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	5,500	5,493
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	19,525	18,786
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	9,623
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	24,943	24,044

Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,603	8,467
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	14,400	14,302
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,471
Mizuho Financial Group Inc.	2.273%	9/13/21	1,500	1,442
Mizuho Financial Group Inc.	2.953%	2/28/22	3,400	3,309
Mizuho Financial Group Inc.	2.601%	9/11/22	950	905
Mizuho Financial Group Inc.	3.549%	3/5/23	8,000	7,885
4 Mizuho Financial Group Inc.	3.922%	9/11/24	6,000	5,964
Morgan Stanley	5.500%	1/26/20	13,457	13,858
Morgan Stanley	2.650%	1/27/20	18,972	18,852
Morgan Stanley	2.800%	6/16/20	17,392	17,254
Morgan Stanley	5.500%	7/24/20	12,345	12,807
Morgan Stanley	5.750%	1/25/21	15,409	16,190
Morgan Stanley	2.500%	4/21/21	21,440	20,931
Morgan Stanley	5.500%	7/28/21	13,560	14,271
Morgan Stanley	2.625%	11/17/21	32,757	31,848
Morgan Stanley	2.750%	5/19/22	32,495	31,503
Morgan Stanley	4.875%	11/1/22	16,667	17,239
Morgan Stanley	3.125%	1/23/23	15,205	14,815
Morgan Stanley	3.750%	2/25/23	24,364	24,358
Morgan Stanley	4.100%	5/22/23	15,058	15,111
4 Morgan Stanley	3.737%	4/24/24	15,600	15,465
MUFG Americas Holdings Corp.	2.250%	2/10/20	7,621	7,523
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,000	2,984
National Australia Bank Ltd.	2.250%	1/10/20	500	494
National Australia Bank Ltd.	2.125%	5/22/20	17,300	17,015
National Australia Bank Ltd.	2.625%	7/23/20	8,750	8,650
National Australia Bank Ltd.	2.625%	1/14/21	7,281	7,162
National Australia Bank Ltd.	1.875%	7/12/21	6,680	6,386
National Australia Bank Ltd.	3.375%	9/20/21	5,000	4,969
National Australia Bank Ltd.	2.800%	1/10/22	6,000	5,848
National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,054
National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,403
National Australia Bank Ltd.	3.625%	6/20/23	5,000	4,969
National Bank of Canada	2.150%	6/12/20	11,950	11,680
National Bank of Canada	2.200%	11/2/20	9,785	9,502
Northern Trust Corp.	3.450%	11/4/20	225	226
Northern Trust Corp.	3.375%	8/23/21	2,771	2,780
Northern Trust Corp.	2.375%	8/2/22	1,845	1,775
People's United Financial Inc.	3.650%	12/6/22	3,700	3,669
PNC Bank NA	2.400%	10/18/19	10,888	10,847
PNC Bank NA	2.000%	5/19/20	5,935	5,829
PNC Bank NA	2.300%	6/1/20	11,157	11,004
PNC Bank NA	2.600%	7/21/20	5,320	5,262
PNC Bank NA	2.450%	11/5/20	10,036	9,867
PNC Bank NA	2.500%	1/22/21	3,000	2,942
PNC Bank NA	2.150%	4/29/21	14,826	14,401
PNC Bank NA	2.550%	12/9/21	4,800	4,676
PNC Bank NA	2.625%	2/17/22	17,085	16,631
PNC Bank NA	2.700%	11/1/22	5,541	5,334
PNC Bank NA	2.950%	1/30/23	6,500	6,277
PNC Bank NA	3.500%	6/8/23	4,000	3,979
PNC Financial Services Group Inc.	2.854%	11/9/22	4,240	4,102
PNC Funding Corp.	5.125%	2/8/20	10,989	11,273
PNC Funding Corp.	4.375%	8/11/20	1,376	1,403
RBC USA Holdco Corp.	5.250%	9/15/20	100	104
Regions Bank	2.750%	4/1/21	6,490	6,368

4 Regions Bank	3.374%	8/13/21	4,500	4,489
Regions Financial Corp.	3.200%	2/8/21	2,869	2,848
Regions Financial Corp.	2.750%	8/14/22	7,597	7,311
Regions Financial Corp.	3.800%	8/14/23	4,000	3,974
Royal Bank of Canada	2.125%	3/2/20	17,500	17,281
Royal Bank of Canada	2.150%	3/6/20	1,770	1,748
Royal Bank of Canada	2.150%	10/26/20	10,510	10,286
Royal Bank of Canada	2.350%	10/30/20	12,642	12,437
Royal Bank of Canada	2.500%	1/19/21	7,017	6,902
Royal Bank of Canada	3.200%	4/30/21	10,580	10,553
Royal Bank of Canada	2.750%	2/1/22	12,425	12,178
Royal Bank of Scotland Group plc	6.125%	12/15/22	6,250	6,528
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	13,675	13,251
Royal Bank of Scotland Group plc	6.100%	6/10/23	7,500	7,819
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,556	23,833
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	15,994
Santander Holdings USA Inc.	2.650%	4/17/20	9,855	9,750
Santander Holdings USA Inc.	3.700%	3/28/22	14,539	14,330
Santander Holdings USA Inc.	3.400%	1/18/23	7,400	7,131
Santander UK Group Holdings plc	2.875%	10/16/20	8,020	7,922
Santander UK Group Holdings plc	3.125%	1/8/21	14,945	14,736
Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,263
4 Santander UK Group Holdings plc	3.373%	1/5/24	12,000	11,522
Santander UK plc	2.375%	3/16/20	350	346
Santander UK plc	2.125%	11/3/20	9,040	8,798
Santander UK plc	3.400%	6/1/21	7,355	7,326
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,684	5,600
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,545	12,291
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	13,250	12,651
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	6,640	6,470
State Street Corp.	2.550%	8/18/20	9,216	9,146
State Street Corp.	4.375%	3/7/21	6,402	6,576
State Street Corp.	1.950%	5/19/21	4,425	4,279
4 State Street Corp.	2.653%	5/15/23	5,425	5,255
State Street Corp.	3.100%	5/15/23	1,665	1,628
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	11,700	11,588
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,660	17,528
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	10,000	9,913
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	9,880	9,730
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,149
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,110	2,073
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,282	13,095
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	9,797
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	14,246	13,743
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	7,379	7,183
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	6,187	5,983
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,286	6,039
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	10,000	9,708
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,000	4,975
SunTrust Bank	2.250%	1/31/20	7,631	7,544
4 SunTrust Bank	2.590%	1/29/21	9,000	8,911
SunTrust Bank	2.450%	8/1/22	7,126	6,846
4 SunTrust Bank	3.502%	8/2/22	4,200	4,185
SunTrust Bank	3.000%	2/2/23	5,135	5,005
SunTrust Bank	2.750%	5/1/23	1,125	1,087
4 SunTrust Bank	3.689%	8/2/24	4,500	4,461
SunTrust Banks Inc.	2.900%	3/3/21	5,126	5,059

SunTrust Banks Inc.	2.700%	1/27/22	1,743	1,694
Svenska Handelsbanken AB	1.950%	9/8/20	12,165	11,843
Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,730
Svenska Handelsbanken AB	2.450%	3/30/21	15,308	14,958
Svenska Handelsbanken AB	3.350%	5/24/21	5,000	4,986
Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,760
Synchrony Bank	3.650%	5/24/21	13,250	13,141
Synchrony Bank	3.000%	6/15/22	4,415	4,233
Synchrony Financial	2.700%	2/3/20	7,387	7,302
Synchrony Financial	3.750%	8/15/21	2,761	2,740
Synovus Financial Corp.	3.125%	11/1/22	2,200	2,109
Toronto-Dominion Bank	1.900%	10/24/19	2,023	2,002
Toronto-Dominion Bank	2.250%	11/5/19	17,485	17,363
Toronto-Dominion Bank	3.000%	6/11/20	3,000	2,994
Toronto-Dominion Bank	3.150%	9/17/20	8,000	8,020
Toronto-Dominion Bank	2.500%	12/14/20	9,715	9,551
Toronto-Dominion Bank	2.550%	1/25/21	8,050	7,919
Toronto-Dominion Bank	2.125%	4/7/21	16,950	16,484
Toronto-Dominion Bank	3.250%	6/11/21	4,231	4,227
Toronto-Dominion Bank	1.800%	7/13/21	17,113	16,461
Toronto-Dominion Bank	3.500%	7/19/23	15,433	15,430
UBS AG	2.350%	3/26/20	9,230	9,100
UBS AG	4.875%	8/4/20	6,375	6,542
US Bancorp	2.350%	1/29/21	8,635	8,470
US Bancorp	4.125%	5/24/21	2,714	2,771
US Bancorp	2.625%	1/24/22	10,255	10,025
US Bancorp	3.000%	3/15/22	5,130	5,068
US Bancorp	2.950%	7/15/22	9,411	9,185
US Bank NA	2.125%	10/28/19	11,742	11,662
US Bank NA	2.350%	1/23/20	5,000	4,958
US Bank NA	2.000%	1/24/20	8,925	8,811
US Bank NA	3.050%	7/24/20	2,000	1,994
US Bank NA	2.050%	10/23/20	15,000	14,659
US Bank NA	3.150%	4/26/21	2,000	1,994
4 US Bank NA	3.104%	5/21/21	12,005	11,979
US Bank NA	2.850%	1/23/23	5,935	5,776
US Bank NA	3.400%	7/24/23	5,600	5,574
Wells Fargo & Co.	2.150%	1/30/20	14,848	14,675
Wells Fargo & Co.	2.600%	7/22/20	31,976	31,630
Wells Fargo & Co.	2.550%	12/7/20	21,216	20,888
Wells Fargo & Co.	3.000%	1/22/21	9,917	9,836
Wells Fargo & Co.	2.500%	3/4/21	11,135	10,901
Wells Fargo & Co.	4.600%	4/1/21	24,696	25,399
Wells Fargo & Co.	2.100%	7/26/21	22,075	21,264
Wells Fargo & Co.	3.500%	3/8/22	5,541	5,533
Wells Fargo & Co.	2.625%	7/22/22	27,078	26,132
Wells Fargo & Co.	3.069%	1/24/23	27,166	26,472
Wells Fargo & Co.	3.450%	2/13/23	10,655	10,433
Wells Fargo & Co.	4.125%	8/15/23	7,175	7,266
Wells Fargo Bank NA	2.150%	12/6/19	18,610	18,466
Wells Fargo Bank NA	2.400%	1/15/20	13,400	13,294
Wells Fargo Bank NA	2.600%	1/15/21	13,306	13,073
4 Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,880
Wells Fargo Bank NA	3.550%	8/14/23	17,750	17,644
Westpac Banking Corp.	4.875%	11/19/19	14,501	14,802
Westpac Banking Corp.	2.150%	3/6/20	11,000	10,846
Westpac Banking Corp.	3.050%	5/15/20	5,280	5,255

Westpac Banking Corp.	2.300%	5/26/20	19,577	19,289
Westpac Banking Corp.	2.600%	11/23/20	10,375	10,210
Westpac Banking Corp.	2.650%	1/25/21	7,000	6,883
Westpac Banking Corp.	2.100%	5/13/21	9,352	9,050
Westpac Banking Corp.	2.000%	8/19/21	11,450	10,988
Westpac Banking Corp.	2.800%	1/11/22	5,000	4,876
Westpac Banking Corp.	2.500%	6/28/22	17,850	17,147
Westpac Banking Corp.	2.750%	1/11/23	4,000	3,861
Westpac Banking Corp.	3.650%	5/15/23	7,203	7,189
Zions Bancorp NA	3.500%	8/27/21	5,500	5,468

Brokerage (0.2%)
Ameriprise Financial Inc.	5.300%	3/15/20	5,415	5,577
BGC Partners Inc.	5.375%	12/9/19	1,700	1,727
BGC Partners Inc.	5.125%	5/27/21	1,675	1,715
BGC Partners Inc.	5.375%	7/24/23	3,914	3,905
BlackRock Inc.	5.000%	12/10/19	11,009	11,241
BlackRock Inc.	4.250%	5/24/21	5,775	5,911
BlackRock Inc.	3.375%	6/1/22	2,275	2,274
Charles Schwab Corp.	4.450%	7/22/20	2,580	2,636
Charles Schwab Corp.	3.250%	5/21/21	5,075	5,069
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,523
Charles Schwab Corp.	2.650%	1/25/23	6,807	6,581
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,304
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,320
Intercontinental Exchange Inc.	2.750%	12/1/20	5,421	5,375
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,129
Intercontinental Exchange Inc.	3.450%	9/21/23	4,000	3,979
Invesco Finance plc	3.125%	11/30/22	7,825	7,669
Jefferies Group LLC	6.875%	4/15/21	5,972	6,398
Lazard Group LLC	4.250%	11/14/20	1,429	1,451
Nasdaq Inc.	5.550%	1/15/20	4,875	5,020
Nomura Holdings Inc.	6.700%	3/4/20	5,310	5,540
Stifel Financial Corp.	3.500%	12/1/20	7,645	7,571
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,245	2,309
TD Ameritrade Holding Corp.	2.950%	4/1/22	5,308	5,203

Finance Companies (0.5%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	6,076	6,137
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	8,985	9,153
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	9,867	10,027
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	7,123	7,328
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	3,899	3,889
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	3,300	3,238
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	3,250	3,311
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	4,750	4,566
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	2,500	2,472
Air Lease Corp.	2.125%	1/15/20	5,711	5,610

Air Lease Corp.	4.750%	3/1/20	1,449	1,472
Air Lease Corp.	2.500%	3/1/21	3,250	3,164
Air Lease Corp.	3.875%	4/1/21	3,405	3,421
Air Lease Corp.	3.375%	6/1/21	7,440	7,391
Air Lease Corp.	3.500%	1/15/22	1,375	1,366
Air Lease Corp.	3.750%	2/1/22	4,101	4,090
Air Lease Corp.	2.625%	7/1/22	1,934	1,852
Air Lease Corp.	2.750%	1/15/23	2,130	2,020
Air Lease Corp.	3.875%	7/3/23	6,675	6,583
Air Lease Corp.	3.000%	9/15/23	3,639	3,452
Aircastle Ltd.	6.250%	12/1/19	1,000	1,031
Aircastle Ltd.	5.125%	3/15/21	4,740	4,853
Aircastle Ltd.	5.500%	2/15/22	250	260
Aircastle Ltd.	5.000%	4/1/23	5,182	5,305
Aircastle Ltd.	4.400%	9/25/23	6,900	6,865
Ares Capital Corp.	3.875%	1/15/20	3,765	3,766
Ares Capital Corp.	3.625%	1/19/22	1,150	1,125
Ares Capital Corp.	3.500%	2/10/23	2,690	2,571
FS Investment Corp.	4.250%	1/15/20	776	777
FS Investment Corp.	4.750%	5/15/22	575	565
GATX Corp.	2.600%	3/30/20	3,100	3,060
GATX Corp.	3.900%	3/30/23	2,825	2,796
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	51,190	49,904
5 Halfmoon Parent Inc.	3.200%	9/17/20	12,500	12,450
5 Halfmoon Parent Inc.	3.400%	9/17/21	11,485	11,426
5 Halfmoon Parent Inc.	3.750%	7/15/23	9,000	8,948
International Lease Finance Corp.	8.250%	12/15/20	11,361	12,400
International Lease Finance Corp.	4.625%	4/15/21	3,517	3,589
International Lease Finance Corp.	8.625%	1/15/22	4,964	5,647
International Lease Finance Corp.	5.875%	8/15/22	6,653	7,044

Insurance (0.9%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,712
Aetna Inc.	4.125%	6/1/21	3,248	3,296
Aetna Inc.	2.750%	11/15/22	7,588	7,307
Aetna Inc.	2.800%	6/15/23	8,738	8,373
Aflac Inc.	2.400%	3/16/20	4,475	4,429
Aflac Inc.	4.000%	2/15/22	1,350	1,368
Alleghany Corp.	5.625%	9/15/20	900	936
Alleghany Corp.	4.950%	6/27/22	4,038	4,203
4 Allstate Corp.	5.750%	8/15/53	6,710	6,945
Alterra Finance LLC	6.250%	9/30/20	5,095	5,319
American International Group Inc.	3.375%	8/15/20	3,817	3,816
American International Group Inc.	6.400%	12/15/20	7,700	8,180
American International Group Inc.	3.300%	3/1/21	9,930	9,879
American International Group Inc.	4.875%	6/1/22	11,890	12,362
Anthem Inc.	4.350%	8/15/20	10,830	11,032
Anthem Inc.	2.500%	11/21/20	7,275	7,164
Anthem Inc.	3.700%	8/15/21	3,750	3,773
Anthem Inc.	3.125%	5/15/22	1,646	1,621
Anthem Inc.	2.950%	12/1/22	5,405	5,255
Anthem Inc.	3.300%	1/15/23	11,024	10,843
Aon Corp.	5.000%	9/30/20	4,025	4,146
Aon plc	2.800%	3/15/21	2,823	2,769
Assurant Inc.	4.000%	3/15/23	3,600	3,569
Assurant Inc.	4.200%	9/27/23	1,500	1,492

5 AXA Equitable Holdings Inc.	3.900%	4/20/23	11,057	10,931
AXIS Specialty Finance LLC	5.875%	6/1/20	7,463	7,728
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	8,393	8,378
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,459	6,619
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,240	1,230
Berkshire Hathaway Inc.	2.200%	3/15/21	8,289	8,112
Berkshire Hathaway Inc.	3.750%	8/15/21	4,685	4,773
Berkshire Hathaway Inc.	3.400%	1/31/22	5,502	5,535
Berkshire Hathaway Inc.	3.000%	2/11/23	3,575	3,538
Berkshire Hathaway Inc.	2.750%	3/15/23	6,290	6,123
Chubb INA Holdings Inc.	2.300%	11/3/20	13,433	13,185
Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,486
Chubb INA Holdings Inc.	2.700%	3/13/23	4,440	4,283
Cigna Corp.	5.125%	6/15/20	4,675	4,815
Cigna Corp.	4.375%	12/15/20	1,675	1,704
Cigna Corp.	4.500%	3/15/21	2,375	2,429
Cigna Corp.	4.000%	2/15/22	3,300	3,328
CNA Financial Corp.	5.875%	8/15/20	2,640	2,752
CNA Financial Corp.	5.750%	8/15/21	5,840	6,161
Coventry Health Care Inc.	5.450%	6/15/21	3,134	3,282
Enstar Group Ltd.	4.500%	3/10/22	2,225	2,225
Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,154
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,729	2,814
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,025	7,348
Humana Inc.	2.625%	10/1/19	4,526	4,494
Humana Inc.	3.150%	12/1/22	775	756
Humana Inc.	2.900%	12/15/22	5,231	5,069
Lincoln National Corp.	6.250%	2/15/20	2,375	2,464
Lincoln National Corp.	4.200%	3/15/22	100	101
Lincoln National Corp.	4.000%	9/1/23	5,282	5,332
Loews Corp.	2.625%	5/15/23	6,860	6,565
Manulife Financial Corp.	4.900%	9/17/20	3,537	3,643
Markel Corp.	4.900%	7/1/22	1,150	1,173
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	3,374	3,327
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,637	4,775
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,388	7,182
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,850	4,739
MetLife Inc.	4.750%	2/8/21	11,719	12,070
MetLife Inc.	4.368%	9/15/23	2,251	2,328
PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,769
Primerica Inc.	4.750%	7/15/22	2,700	2,783
Principal Financial Group Inc.	3.300%	9/15/22	1,000	986
Principal Financial Group Inc.	3.125%	5/15/23	2,525	2,452
4 Principal Financial Group Inc.	4.700%	5/15/55	4,000	4,010
Progressive Corp.	3.750%	8/23/21	5,754	5,795
Protective Life Corp.	7.375%	10/15/19	1,652	1,716
Prudential Financial Inc.	5.375%	6/21/20	5,135	5,317
Prudential Financial Inc.	4.500%	11/15/20	2,300	2,357
Prudential Financial Inc.	4.500%	11/16/21	6,860	7,073
4 Prudential Financial Inc.	5.875%	9/15/42	7,200	7,633
4 Prudential Financial Inc.	5.625%	6/15/43	5,260	5,484
Reinsurance Group of America Inc.	6.450%	11/15/19	2,976	3,072
Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,147
Reinsurance Group of America Inc.	4.700%	9/15/23	3,520	3,615
Torchmark Corp.	3.800%	9/15/22	63	63
Travelers Cos. Inc.	3.900%	11/1/20	630	638
Trinity Acquisition plc	3.500%	9/15/21	1,150	1,135

UnitedHealth Group Inc.	2.300%	12/15/19	5,406	5,359
UnitedHealth Group Inc.	2.700%	7/15/20	5,900	5,862
UnitedHealth Group Inc.	1.950%	10/15/20	6,645	6,496
UnitedHealth Group Inc.	3.875%	10/15/20	3,795	3,844
UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,780
UnitedHealth Group Inc.	2.125%	3/15/21	4,720	4,600
UnitedHealth Group Inc.	3.150%	6/15/21	4,890	4,878
UnitedHealth Group Inc.	2.875%	12/15/21	5,995	5,924
UnitedHealth Group Inc.	2.875%	3/15/22	9,823	9,651
UnitedHealth Group Inc.	3.350%	7/15/22	10,831	10,805
UnitedHealth Group Inc.	2.375%	10/15/22	7,990	7,650
UnitedHealth Group Inc.	2.750%	2/15/23	3,950	3,828
UnitedHealth Group Inc.	2.875%	3/15/23	3,875	3,773
UnitedHealth Group Inc.	3.500%	6/15/23	4,850	4,855
Unum Group	5.625%	9/15/20	1,200	1,242
Unum Group	3.000%	5/15/21	3,540	3,474
Willis Towers Watson plc	5.750%	3/15/21	3,046	3,186
WR Berkley Corp.	5.375%	9/15/20	1,100	1,137
XLIT Ltd.	5.750%	10/1/21	5,282	5,581

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,445	3,316

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,598	2,575
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,434	1,472
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,300	6,322
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,546	3,535
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,134	2,107
AvalonBay Communities Inc.	3.625%	10/1/20	4,520	4,537
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,133
AvalonBay Communities Inc.	2.950%	9/15/22	1,564	1,521
Boston Properties LP	5.875%	10/15/19	1,485	1,520
Boston Properties LP	5.625%	11/15/20	9,135	9,499
Boston Properties LP	4.125%	5/15/21	6,024	6,126
Boston Properties LP	3.850%	2/1/23	6,658	6,683
Boston Properties LP	3.125%	9/1/23	3,580	3,481
Brandywine Operating Partnership LP	3.950%	2/15/23	2,475	2,456
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	5,953
Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	2,929
Camden Property Trust	2.950%	12/15/22	3,800	3,685
Corporate Office Properties LP	3.700%	6/15/21	1,970	1,943
Corporate Office Properties LP	3.600%	5/15/23	2,650	2,560
DDR Corp.	4.625%	7/15/22	6,839	6,974
Digital Realty Trust LP	5.875%	2/1/20	2,451	2,512
Digital Realty Trust LP	3.400%	10/1/20	1,760	1,760
Digital Realty Trust LP	5.250%	3/15/21	13,430	13,881
Digital Realty Trust LP	3.950%	7/1/22	4,671	4,699
Digital Realty Trust LP	3.625%	10/1/22	4,625	4,584
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,217
Duke Realty LP	3.875%	2/15/21	1,000	1,007
Duke Realty LP	3.875%	10/15/22	1,250	1,257
Duke Realty LP	3.625%	4/15/23	1,907	1,883
EPR Properties	5.750%	8/15/22	2,595	2,711
ERP Operating LP	4.750%	7/15/20	330	337

ERP Operating LP	4.625%	12/15/21	6,401	6,601
ERP Operating LP	3.000%	4/15/23	3,098	3,016
Essex Portfolio LP	5.200%	3/15/21	1,850	1,915
Essex Portfolio LP	3.250%	5/1/23	4,100	3,986
Government Properties Income Trust	4.000%	7/15/22	5,000	4,924
HCP Inc.	2.625%	2/1/20	8,812	8,733
HCP Inc.	3.150%	8/1/22	3,203	3,119
HCP Inc.	4.000%	12/1/22	8,272	8,282
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	992
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,755	4,587
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,925	1,891
Highwoods Realty LP	3.200%	6/15/21	2,000	1,965
Hospitality Properties Trust	4.250%	2/15/21	3,205	3,225
Hospitality Properties Trust	5.000%	8/15/22	3,557	3,641
Hospitality Properties Trust	4.500%	6/15/23	2,616	2,618
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,786
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,088
Host Hotels & Resorts LP	4.750%	3/1/23	1,247	1,270
Kimco Realty Corp.	3.200%	5/1/21	4,169	4,127
Kimco Realty Corp.	3.400%	11/1/22	2,100	2,063
Kimco Realty Corp.	3.125%	6/1/23	1,500	1,445
Liberty Property LP	4.750%	10/1/20	3,950	4,040
Liberty Property LP	4.125%	6/15/22	2,168	2,198
Liberty Property LP	3.375%	6/15/23	2,104	2,051
National Retail Properties Inc.	3.300%	4/15/23	1,610	1,569
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,000	4,956
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,062
ProLogis LP	4.250%	8/15/23	6,150	6,325
Public Storage	2.370%	9/15/22	4,000	3,839
Realty Income Corp.	3.250%	10/15/22	13,672	13,501
Realty Income Corp.	4.650%	8/1/23	1,325	1,373
Regency Centers Corp.	3.750%	11/15/22	425	421
Regency Centers LP	4.800%	4/15/21	725	743
Select Income REIT	3.600%	2/1/20	234	232
Simon Property Group LP	2.500%	9/1/20	4,660	4,601
Simon Property Group LP	4.375%	3/1/21	7,260	7,432
Simon Property Group LP	2.500%	7/15/21	2,650	2,593
Simon Property Group LP	4.125%	12/1/21	3,185	3,249
Simon Property Group LP	2.350%	1/30/22	6,474	6,247
Simon Property Group LP	3.375%	3/15/22	1,112	1,105
Simon Property Group LP	2.625%	6/15/22	6,525	6,320
Simon Property Group LP	2.750%	6/1/23	7,855	7,565
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,280
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,641
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,242
UDR Inc.	3.700%	10/1/20	6,400	6,417
UDR Inc.	4.625%	1/10/22	225	230
Ventas Realty LP	3.100%	1/15/23	1,460	1,414
Ventas Realty LP	3.125%	6/15/23	6,488	6,261
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	398	394
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,950	3,001
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,058	4,972
VEREIT Operating Partnership LP	4.125%	6/1/21	5,111	5,161
Washington REIT	4.950%	10/1/20	1,700	1,728
Weingarten Realty Investors	3.500%	4/15/23	1,000	980
Welltower Inc.	6.125%	4/15/20	2,802	2,910
Welltower Inc.	4.950%	1/15/21	4,500	4,612

Welltower Inc.	5.250%	1/15/22	525	547
Welltower Inc.	3.750%	3/15/23	6,275	6,230
Welltower Inc.	3.950%	9/1/23	3,750	3,749
				5,850,185
Industrial (14.8%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	1,750	1,739
Airgas Inc.	2.375%	2/15/20	1,300	1,287
ArcelorMittal	5.125%	6/1/20	5,000	5,124
ArcelorMittal	6.250%	2/25/22	6,500	6,955
Barrick Gold Corp.	3.850%	4/1/22	575	579
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	4,904
Cabot Corp.	3.700%	7/15/22	2,815	2,790
Celanese US Holdings LLC	5.875%	6/15/21	3,850	4,047
Celanese US Holdings LLC	4.625%	11/15/22	10	10
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	2,941
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,300	8,467
Domtar Corp.	4.400%	4/1/22	660	665
Dow Chemical Co.	4.250%	11/15/20	4,684	4,769
Dow Chemical Co.	4.125%	11/15/21	13,692	13,982
Dow Chemical Co.	3.000%	11/15/22	8,585	8,368
Eastman Chemical Co.	2.700%	1/15/20	9,723	9,671
Eastman Chemical Co.	4.500%	1/15/21	155	157
Eastman Chemical Co.	3.600%	8/15/22	3,244	3,240
Ecolab Inc.	2.250%	1/12/20	3,220	3,179
Ecolab Inc.	4.350%	12/8/21	6,343	6,540
Ecolab Inc.	2.375%	8/10/22	5,100	4,888
Ecolab Inc.	3.250%	1/14/23	1,500	1,487
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,800	1,836
EI du Pont de Nemours & Co.	2.200%	5/1/20	15,550	15,342
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,322	11,406
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,575	2,632
EI du Pont de Nemours & Co.	2.800%	2/15/23	9,640	9,362
FMC Corp.	5.200%	12/15/19	2,001	2,044
FMC Corp.	3.950%	2/1/22	3,235	3,246
Goldcorp Inc.	3.625%	6/9/21	8,400	8,358
Goldcorp Inc.	3.700%	3/15/23	2,902	2,863
International Flavors & Fragrances Inc.	3.400%	9/25/20	2,250	2,252
International Paper Co.	7.500%	8/15/21	3,165	3,485
International Paper Co.	4.750%	2/15/22	7,929	8,186
Kinross Gold Corp.	5.125%	9/1/21	3,090	3,171
LyondellBasell Industries NV	6.000%	11/15/21	12,566	13,332
Methanex Corp.	3.250%	12/15/19	2,568	2,552
Mosaic Co.	3.750%	11/15/21	3,870	3,867
Mosaic Co.	3.250%	11/15/22	5,485	5,363
NewMarket Corp.	4.100%	12/15/22	1,360	1,363
Newmont Mining Corp.	5.125%	10/1/19	2,888	2,942
Newmont Mining Corp.	3.500%	3/15/22	955	944
Nucor Corp.	4.125%	9/15/22	3,000	3,059
Nucor Corp.	4.000%	8/1/23	6,614	6,720
Nutrien Ltd.	4.875%	3/30/20	1,800	1,836
Nutrien Ltd.	3.150%	10/1/22	6,541	6,343
Nutrien Ltd.	3.500%	6/1/23	7,198	7,053
Packaging Corp. of America	2.450%	12/15/20	6,614	6,483
Packaging Corp. of America	3.900%	6/15/22	1,900	1,916
PPG Industries Inc.	2.300%	11/15/19	9,402	9,307
PPG Industries Inc.	3.600%	11/15/20	6,350	6,405

Praxair Inc.	2.250%	9/24/20	9,850	9,677
Praxair Inc.	4.050%	3/15/21	2,075	2,114
Praxair Inc.	3.000%	9/1/21	3,295	3,258
Praxair Inc.	2.450%	2/15/22	5,109	4,967
Praxair Inc.	2.200%	8/15/22	5,495	5,282
Praxair Inc.	2.700%	2/21/23	2,300	2,235
Rayonier Inc.	3.750%	4/1/22	1,550	1,532
Reliance Steel & Aluminum Co.	4.500%	4/15/23	300	304
RPM International Inc.	6.125%	10/15/19	652	669
RPM International Inc.	3.450%	11/15/22	425	418
Sherwin-Williams Co.	2.250%	5/15/20	10,871	10,704
Sherwin-Williams Co.	2.750%	6/1/22	6,568	6,370
Southern Copper Corp.	5.375%	4/16/20	2,602	2,693
Southern Copper Corp.	3.500%	11/8/22	2,025	1,997
Vale Overseas Ltd.	5.875%	6/10/21	6,945	7,301
Vale Overseas Ltd.	4.375%	1/11/22	9,998	10,073
WestRock RKT Co.	3.500%	3/1/20	2,854	2,851
WestRock RKT Co.	4.900%	3/1/22	100	103
Weyerhaeuser Co.	7.375%	10/1/19	75	78
Weyerhaeuser Co.	4.700%	3/15/21	5,010	5,134

Capital Goods (1.5%)
3M Co.	2.000%	8/7/20	3,475	3,412
3M Co.	1.625%	9/19/21	5,685	5,435
3M Co.	2.000%	6/26/22	3,240	3,106
3M Co.	2.250%	3/15/23	5,175	4,960
ABB Finance USA Inc.	2.800%	4/3/20	1,360	1,353
ABB Finance USA Inc.	2.875%	5/8/22	7,018	6,867
ABB Finance USA Inc.	3.375%	4/3/23	500	498
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,065	1,098
Bemis Co. Inc.	4.500%	10/15/21	3,050	3,118
Boeing Capital Corp.	4.700%	10/27/19	6,775	6,893
Boeing Co.	4.875%	2/15/20	6,095	6,247
Boeing Co.	1.650%	10/30/20	4,830	4,709
Boeing Co.	8.750%	8/15/21	1,000	1,142
Boeing Co.	2.350%	10/30/21	8,950	8,759
Boeing Co.	2.125%	3/1/22	4,150	4,005
Boeing Co.	2.800%	3/1/23	6,350	6,221
Boeing Co.	1.875%	6/15/23	4,110	3,842
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,626
Caterpillar Financial Services Corp.	2.000%	11/29/19	5,500	5,432
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,341	5,283
Caterpillar Financial Services Corp.	2.100%	1/10/20	1,300	1,283
Caterpillar Financial Services Corp.	2.000%	3/5/20	6,220	6,116
Caterpillar Financial Services Corp.	2.950%	5/15/20	30	30
Caterpillar Financial Services Corp.	1.850%	9/4/20	7,018	6,828
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,444
Caterpillar Financial Services Corp.	1.700%	8/9/21	11,200	10,747
Caterpillar Financial Services Corp.	2.750%	8/20/21	350	345
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	1,998
Caterpillar Financial Services Corp.	1.931%	10/1/21	7,650	7,349
Caterpillar Financial Services Corp.	2.850%	6/1/22	3,600	3,539
Caterpillar Financial Services Corp.	2.400%	6/6/22	2,100	2,036
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,105
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,001
Caterpillar Inc.	3.900%	5/27/21	8,945	9,100
Caterpillar Inc.	2.600%	6/26/22	7,190	7,001

CNH Industrial Capital LLC	4.375%	11/6/20	5,961	6,035
CNH Industrial Capital LLC	4.875%	4/1/21	5,346	5,473
CNH Industrial Capital LLC	3.875%	10/15/21	2,395	2,386
CNH Industrial Capital LLC	4.375%	4/5/22	4,540	4,591
CNH Industrial NV	4.500%	8/15/23	2,570	2,605
CRH America Inc.	5.750%	1/15/21	450	470
Deere & Co.	4.375%	10/16/19	225	229
Deere & Co.	2.600%	6/8/22	10,258	10,005
Dover Corp.	4.300%	3/1/21	4,200	4,285
Eaton Corp.	2.750%	11/2/22	13,260	12,862
5 Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,444
Embraer SA	5.150%	6/15/22	400	414
Emerson Electric Co.	4.875%	10/15/19	3,220	3,279
Emerson Electric Co.	4.250%	11/15/20	775	791
Emerson Electric Co.	2.625%	12/1/21	4,480	4,424
Emerson Electric Co.	2.625%	2/15/23	2,275	2,192
FLIR Systems Inc.	3.125%	6/15/21	2,325	2,284
Flowserve Corp.	3.500%	9/15/22	4,625	4,502
Fortive Corp.	2.350%	6/15/21	6,400	6,198
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	2,966
Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,500	3,512
General Dynamics Corp.	2.875%	5/11/20	19,000	18,953
General Dynamics Corp.	3.000%	5/11/21	11,100	11,041
General Dynamics Corp.	3.875%	7/15/21	3,805	3,861
General Dynamics Corp.	2.250%	11/15/22	6,802	6,502
General Dynamics Corp.	3.375%	5/15/23	12,059	12,033
General Dynamics Corp.	1.875%	8/15/23	5,704	5,317
General Electric Co.	2.100%	12/11/19	2,925	2,892
General Electric Co.	5.500%	1/8/20	9,876	10,134
General Electric Co.	2.200%	1/9/20	12,636	12,462
General Electric Co.	5.550%	5/4/20	7,556	7,797
General Electric Co.	4.375%	9/16/20	10,548	10,742
General Electric Co.	4.625%	1/7/21	9,036	9,308
General Electric Co.	5.300%	2/11/21	7,712	8,033
General Electric Co.	4.650%	10/17/21	18,503	19,175
General Electric Co.	2.700%	10/9/22	9,816	9,482
General Electric Co.	3.100%	1/9/23	8,325	8,146
Harris Corp.	2.700%	4/27/20	6,563	6,495
Honeywell International Inc.	1.400%	10/30/19	4,000	3,940
Honeywell International Inc.	1.800%	10/30/19	8,300	8,218
Honeywell International Inc.	4.250%	3/1/21	5,200	5,342
Honeywell International Inc.	1.850%	11/1/21	12,125	11,623
Illinois Tool Works Inc.	3.375%	9/15/21	4,075	4,074
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,701	7,883
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,115	2,088
John Deere Capital Corp.	1.700%	1/15/20	350	344
John Deere Capital Corp.	2.050%	3/10/20	4,200	4,142
John Deere Capital Corp.	2.200%	3/13/20	2,031	2,003
John Deere Capital Corp.	1.950%	6/22/20	4,555	4,473
John Deere Capital Corp.	2.375%	7/14/20	2,500	2,465
John Deere Capital Corp.	2.450%	9/11/20	2,850	2,810
John Deere Capital Corp.	2.350%	1/8/21	50	49
John Deere Capital Corp.	2.550%	1/8/21	2,250	2,216
John Deere Capital Corp.	2.800%	3/4/21	3,000	2,970
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,665
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,647
John Deere Capital Corp.	3.125%	9/10/21	1,000	997

John Deere Capital Corp.	3.150%	10/15/21	565	562
John Deere Capital Corp.	2.650%	1/6/22	4,602	4,504
John Deere Capital Corp.	2.750%	3/15/22	655	643
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,381
John Deere Capital Corp.	2.700%	1/6/23	7,950	7,713
John Deere Capital Corp.	2.800%	1/27/23	6,800	6,612
John Deere Capital Corp.	2.800%	3/6/23	14,503	14,139
John Deere Capital Corp.	3.450%	6/7/23	4,515	4,512
Johnson Controls International plc	5.000%	3/30/20	1,575	1,607
Johnson Controls International plc	4.250%	3/1/21	4,364	4,424
Johnson Controls International plc	3.750%	12/1/21	1,377	1,381
Kennametal Inc.	3.875%	2/15/22	575	570
L3 Technologies Inc.	4.950%	2/15/21	4,116	4,228
L3 Technologies Inc.	3.850%	6/15/23	8,450	8,451
Lockheed Martin Corp.	4.250%	11/15/19	6,141	6,220
Lockheed Martin Corp.	2.500%	11/23/20	7,140	7,041
Lockheed Martin Corp.	3.350%	9/15/21	4,804	4,809
Lockheed Martin Corp.	3.100%	1/15/23	2,358	2,322
Masco Corp.	7.125%	3/15/20	534	561
Masco Corp.	3.500%	4/1/21	2,710	2,692
Masco Corp.	5.950%	3/15/22	823	878
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,327
Northrop Grumman Corp.	2.080%	10/15/20	2,203	2,151
Northrop Grumman Corp.	3.500%	3/15/21	5,951	5,980
Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,264
Northrop Grumman Corp.	3.250%	8/1/23	13,783	13,495
5 Nvent Finance Sarl	3.950%	4/15/23	1,000	979
Owens Corning	4.200%	12/15/22	3,477	3,485
Precision Castparts Corp.	2.250%	6/15/20	7,250	7,133
Precision Castparts Corp.	2.500%	1/15/23	5,110	4,911
Raytheon Co.	4.400%	2/15/20	3,400	3,460
Raytheon Co.	3.125%	10/15/20	6,553	6,547
Raytheon Co.	2.500%	12/15/22	6,613	6,388
Republic Services Inc.	5.000%	3/1/20	8,208	8,412
Republic Services Inc.	5.250%	11/15/21	2,729	2,872
Republic Services Inc.	3.550%	6/1/22	7,090	7,088
Republic Services Inc.	4.750%	5/15/23	1,663	1,733
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,753
Rockwell Collins Inc.	2.800%	3/15/22	5,362	5,207
Roper Technologies Inc.	3.000%	12/15/20	5,387	5,339
Roper Technologies Inc.	2.800%	12/15/21	7,751	7,573
Roper Technologies Inc.	3.125%	11/15/22	5,912	5,777
Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	7,923
Stanley Black & Decker Inc.	3.400%	12/1/21	3,000	2,998
Stanley Black & Decker Inc.	2.900%	11/1/22	3,580	3,490
United Technologies Corp.	1.500%	11/1/19	6,400	6,297
United Technologies Corp.	1.900%	5/4/20	6,285	6,157
United Technologies Corp.	3.350%	8/16/21	5,450	5,445
United Technologies Corp.	1.950%	11/1/21	6,540	6,253
United Technologies Corp.	3.100%	6/1/22	14,371	14,133
United Technologies Corp.	3.650%	8/16/23	19,000	18,910
Waste Management Inc.	4.750%	6/30/20	4,972	5,103
Waste Management Inc.	4.600%	3/1/21	2,678	2,751
Waste Management Inc.	2.900%	9/15/22	5,661	5,539
Waste Management Inc.	2.400%	5/15/23	4,207	4,007
Xylem Inc.	4.875%	10/1/21	5,384	5,572

Communication (1.6%)
21st Century Fox America Inc.	5.650%	8/15/20	2,808	2,919
21st Century Fox America Inc.	4.500%	2/15/21	6,225	6,403
21st Century Fox America Inc.	3.000%	9/15/22	7,475	7,353
Activision Blizzard Inc.	2.300%	9/15/21	9,193	8,918
America Movil SAB de CV	5.000%	10/16/19	5,200	5,279
America Movil SAB de CV	5.000%	3/30/20	14,978	15,313
America Movil SAB de CV	3.125%	7/16/22	11,828	11,583
American Tower Corp.	2.800%	6/1/20	7,469	7,383
American Tower Corp.	5.050%	9/1/20	4,573	4,698
American Tower Corp.	3.300%	2/15/21	5,925	5,882
American Tower Corp.	3.450%	9/15/21	6,774	6,747
American Tower Corp.	5.900%	11/1/21	4,879	5,190
American Tower Corp.	2.250%	1/15/22	2,880	2,738
American Tower Corp.	4.700%	3/15/22	3,579	3,694
American Tower Corp.	3.500%	1/31/23	8,877	8,744
American Tower Corp.	3.000%	6/15/23	3,500	3,359
AT&T Inc.	5.875%	10/1/19	8,025	8,239
AT&T Inc.	5.200%	3/15/20	7,186	7,400
AT&T Inc.	2.450%	6/30/20	19,487	19,217
AT&T Inc.	4.600%	2/15/21	5,707	5,849
AT&T Inc.	2.800%	2/17/21	15,713	15,470
AT&T Inc.	5.000%	3/1/21	8,094	8,360
AT&T Inc.	4.450%	5/15/21	7,689	7,871
AT&T Inc.	3.875%	8/15/21	9,479	9,572
AT&T Inc.	3.000%	2/15/22	11,021	10,800
AT&T Inc.	3.200%	3/1/22	8,855	8,721
AT&T Inc.	3.800%	3/15/22	6,485	6,509
AT&T Inc.	3.000%	6/30/22	18,800	18,326
AT&T Inc.	3.600%	2/17/23	7,750	7,689
CBS Corp.	4.300%	2/15/21	1,775	1,802
CBS Corp.	3.375%	3/1/22	5,170	5,097
CBS Corp.	2.500%	2/15/23	5,350	5,034
5 CBS Corp.	2.900%	6/1/23	2,225	2,111
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	13,860	13,770
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	14,376	14,369
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	23,986	24,386
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	5,639	6,864
Comcast Corp.	5.150%	3/1/20	11,584	11,911
Comcast Corp.	1.625%	1/15/22	4,956	4,676
Comcast Corp.	3.125%	7/15/22	4,724	4,664
Comcast Corp.	2.850%	1/15/23	626	607
Comcast Corp.	2.750%	3/1/23	7,500	7,246
Crown Castle International Corp.	3.400%	2/15/21	7,710	7,690
Crown Castle International Corp.	2.250%	9/1/21	5,726	5,497
Crown Castle International Corp.	4.875%	4/15/22	7,091	7,302
Crown Castle International Corp.	5.250%	1/15/23	12,561	13,180
5 Discovery Communications LLC	2.750%	11/15/19	5,230	5,192
5 Discovery Communications LLC	2.800%	6/15/20	3,752	3,714
Discovery Communications LLC	4.375%	6/15/21	2,653	2,699
Discovery Communications LLC	3.300%	5/15/22	5,146	5,023
5 Discovery Communications LLC	3.500%	6/15/22	3,325	3,271
Discovery Communications LLC	2.950%	3/20/23	15,145	14,509

Electronic Arts Inc.	3.700%	3/1/21	4,600	4,633
Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,700	4,700
Interpublic Group of Cos. Inc.	3.750%	10/1/21	3,700	3,707
Interpublic Group of Cos. Inc.	3.750%	2/15/23	4,000	3,959
Moody's Corp.	5.500%	9/1/20	3,454	3,592
Moody's Corp.	3.250%	6/7/21	4,320	4,307
Moody's Corp.	2.750%	12/15/21	4,491	4,392
Moody's Corp.	4.500%	9/1/22	795	819
Moody's Corp.	2.625%	1/15/23	2,473	2,374
NBCUniversal Media LLC	5.150%	4/30/20	19,724	20,328
NBCUniversal Media LLC	4.375%	4/1/21	12,140	12,426
NBCUniversal Media LLC	2.875%	1/15/23	7,879	7,640
Omnicom Group Inc.	4.450%	8/15/20	7,135	7,277
Omnicom Group Inc.	3.625%	5/1/22	8,925	8,880
Orange SA	1.625%	11/3/19	9,777	9,628
Orange SA	4.125%	9/14/21	7,478	7,663
RELX Capital Inc.	3.125%	10/15/22	3,907	3,813
RELX Capital Inc.	3.500%	3/16/23	8,000	7,900
Rogers Communications Inc.	3.000%	3/15/23	3,600	3,488
S&P Global Inc.	3.300%	8/14/20	5,000	5,000
Telefonica Emisiones SAU	5.134%	4/27/20	10,158	10,437
Telefonica Emisiones SAU	5.462%	2/16/21	16,622	17,348
Thomson Reuters Corp.	4.700%	10/15/19	350	356
Thomson Reuters Corp.	3.950%	9/30/21	6,129	6,135
Time Warner Cable LLC	5.000%	2/1/20	8,260	8,429
Time Warner Cable LLC	4.125%	2/15/21	5,495	5,529
Time Warner Cable LLC	4.000%	9/1/21	10,029	10,066
Time Warner Entertainment Co. LP	8.375%	3/15/23	8,101	9,409
Time Warner Inc.	4.700%	1/15/21	5,963	6,121
Time Warner Inc.	4.750%	3/29/21	6,147	6,332
Time Warner Inc.	4.000%	1/15/22	3,000	3,032
Time Warner Inc.	3.400%	6/15/22	4,000	3,950
Verizon Communications Inc.	2.625%	2/21/20	8,321	8,268
Verizon Communications Inc.	3.450%	3/15/21	7,163	7,189
Verizon Communications Inc.	4.600%	4/1/21	10,507	10,834
Verizon Communications Inc.	1.750%	8/15/21	6,625	6,351
Verizon Communications Inc.	3.000%	11/1/21	10,242	10,131
Verizon Communications Inc.	3.500%	11/1/21	11,933	11,973
Verizon Communications Inc.	3.125%	3/16/22	9,708	9,610
Verizon Communications Inc.	2.450%	11/1/22	8,075	7,741
Verizon Communications Inc.	5.150%	9/15/23	30,000	32,083
Viacom Inc.	5.625%	9/15/19	4,000	4,098
Viacom Inc.	3.875%	12/15/21	6,616	6,632
Viacom Inc.	4.250%	9/1/23	5,590	5,631
Vodafone Group plc	4.375%	3/16/21	3,305	3,379
Vodafone Group plc	2.500%	9/26/22	7,231	6,937
Vodafone Group plc	2.950%	2/19/23	11,623	11,211
Vodafone Group plc	3.750%	1/16/24	2,000	1,977
Walt Disney Co.	1.950%	3/4/20	5,215	5,146
Walt Disney Co.	1.800%	6/5/20	8,983	8,800
Walt Disney Co.	2.150%	9/17/20	5,750	5,642
Walt Disney Co.	2.300%	2/12/21	5,489	5,386
Walt Disney Co.	3.750%	6/1/21	3,941	4,019
Walt Disney Co.	2.750%	8/16/21	5,475	5,412
Walt Disney Co.	2.550%	2/15/22	1,850	1,803
Walt Disney Co.	2.450%	3/4/22	3,050	2,955
WPP Finance 2010	4.750%	11/21/21	9,997	10,181

WPP Finance 2010	3.625%	9/7/22	2,433	2,387

Consumer Cyclical (2.2%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,190	1,231
Alibaba Group Holding Ltd.	2.500%	11/28/19	16,250	16,168
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,350	10,220
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	1,922
Amazon.com Inc.	2.600%	12/5/19	10,731	10,712
5 Amazon.com Inc.	1.900%	8/21/20	1,250	1,225
Amazon.com Inc.	1.900%	8/21/20	7,200	7,058
Amazon.com Inc.	3.300%	12/5/21	6,825	6,857
Amazon.com Inc.	2.500%	11/29/22	7,696	7,454
Amazon.com Inc.	2.400%	2/22/23	7,100	6,825
American Honda Finance Corp.	2.000%	11/13/19	6,300	6,223
American Honda Finance Corp.	2.000%	2/14/20	6,584	6,492
American Honda Finance Corp.	2.150%	3/13/20	2,750	2,709
American Honda Finance Corp.	1.950%	7/20/20	4,770	4,675
American Honda Finance Corp.	2.450%	9/24/20	9,271	9,165
American Honda Finance Corp.	2.650%	2/12/21	4,606	4,549
American Honda Finance Corp.	1.650%	7/12/21	7,194	6,900
American Honda Finance Corp.	1.700%	9/9/21	7,228	6,916
American Honda Finance Corp.	2.600%	11/16/22	4,300	4,168
American Honda Finance Corp.	3.450%	7/14/23	4,000	3,990
Aptiv plc	3.150%	11/19/20	3,550	3,506
Automatic Data Processing Inc.	2.250%	9/15/20	9,787	9,639
AutoNation Inc.	5.500%	2/1/20	1,623	1,664
AutoNation Inc.	3.350%	1/15/21	5,650	5,600
AutoZone Inc.	4.000%	11/15/20	725	735
AutoZone Inc.	2.500%	4/15/21	900	877
AutoZone Inc.	3.700%	4/15/22	1,516	1,522
AutoZone Inc.	2.875%	1/15/23	3,000	2,890
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,722
Block Financial LLC	4.125%	10/1/20	6,000	6,045
Block Financial LLC	5.500%	11/1/22	2,500	2,590
Booking Holdings Inc.	2.750%	3/15/23	5,928	5,683
BorgWarner Inc.	4.625%	9/15/20	450	458
Carnival Corp.	3.950%	10/15/20	2,847	2,886
Costco Wholesale Corp.	1.700%	12/15/19	8,728	8,610
Costco Wholesale Corp.	1.750%	2/15/20	3,533	3,475
Costco Wholesale Corp.	2.150%	5/18/21	8,145	7,961
Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,409
Costco Wholesale Corp.	2.300%	5/18/22	8,637	8,365
Dollar General Corp.	3.250%	4/15/23	8,360	8,151
Dollar Tree Inc.	3.700%	5/15/23	6,825	6,739
DR Horton Inc.	2.550%	12/1/20	7,283	7,133
DR Horton Inc.	4.375%	9/15/22	1,033	1,047
DR Horton Inc.	4.750%	2/15/23	2,850	2,917
eBay Inc.	2.150%	6/5/20	5,200	5,108
eBay Inc.	3.250%	10/15/20	700	699
eBay Inc.	2.875%	8/1/21	5,075	4,998
eBay Inc.	3.800%	3/9/22	5,402	5,442
eBay Inc.	2.600%	7/15/22	7,603	7,334
eBay Inc.	2.750%	1/30/23	7,184	6,912
Expedia Group Inc.	5.950%	8/15/20	5,722	5,986
Family Dollar Stores Inc.	5.000%	2/1/21	250	258
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,371	9,295
Ford Motor Credit Co. LLC	2.681%	1/9/20	9,800	9,697

Ford Motor Credit Co. LLC	8.125%	1/15/20	5,450	5,757
Ford Motor Credit Co. LLC	2.459%	3/27/20	7,290	7,168
Ford Motor Credit Co. LLC	3.157%	8/4/20	7,160	7,094
Ford Motor Credit Co. LLC	2.343%	11/2/20	7,400	7,187
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,165	6,069
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,896
Ford Motor Credit Co. LLC	3.336%	3/18/21	16,790	16,554
Ford Motor Credit Co. LLC	5.875%	8/2/21	7,895	8,253
Ford Motor Credit Co. LLC	3.813%	10/12/21	16,525	16,405
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,566	4,415
Ford Motor Credit Co. LLC	3.339%	3/28/22	15,450	14,932
Ford Motor Credit Co. LLC	2.979%	8/3/22	7,900	7,493
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,585	9,497
Ford Motor Credit Co. LLC	4.375%	8/6/23	4,950	4,890
General Motors Financial Co. Inc.	2.350%	10/4/19	2,080	2,066
General Motors Financial Co. Inc.	3.150%	1/15/20	6,270	6,266
General Motors Financial Co. Inc.	2.650%	4/13/20	3,225	3,191
General Motors Financial Co. Inc.	3.200%	7/13/20	22,899	22,835
General Motors Financial Co. Inc.	2.450%	11/6/20	7,541	7,381
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,565
General Motors Financial Co. Inc.	4.200%	3/1/21	11,389	11,530
General Motors Financial Co. Inc.	3.550%	4/9/21	7,540	7,522
General Motors Financial Co. Inc.	3.200%	7/6/21	12,813	12,642
General Motors Financial Co. Inc.	4.375%	9/25/21	11,364	11,553
General Motors Financial Co. Inc.	3.450%	1/14/22	12,736	12,547
General Motors Financial Co. Inc.	3.450%	4/10/22	13,817	13,590
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,408
General Motors Financial Co. Inc.	3.250%	1/5/23	1,425	1,375
General Motors Financial Co. Inc.	3.700%	5/9/23	9,215	9,007
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,403
General Motors Financial Co. Inc.	4.150%	6/19/23	5,400	5,376
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	7,225	7,351
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	600	604
Home Depot Inc.	1.800%	6/5/20	4,400	4,329
Home Depot Inc.	3.950%	9/15/20	1,300	1,321
Home Depot Inc.	2.000%	4/1/21	12,306	11,965
Home Depot Inc.	4.400%	4/1/21	7,733	7,944
Home Depot Inc.	2.625%	6/1/22	8,969	8,787
Home Depot Inc.	2.700%	4/1/23	6,312	6,148
IHS Markit Ltd.	4.125%	8/1/23	1,215	1,212
JD.com Inc.	3.125%	4/29/21	3,700	3,590
Kohl's Corp.	4.000%	11/1/21	2,413	2,427
Kohl's Corp.	3.250%	2/1/23	1,360	1,309
Lowe's Cos Inc.	4.625%	4/15/20	7,850	7,973
Lowe's Cos. Inc.	3.750%	4/15/21	4,908	4,968
Lowe's Cos. Inc.	3.800%	11/15/21	2,132	2,164
Lowe's Cos. Inc.	3.120%	4/15/22	3,814	3,789
Lowe's Cos. Inc.	3.875%	9/15/23	3,275	3,331
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,034
Macy's Retail Holdings Inc.	3.875%	1/15/22	800	792
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	8,925
Macy's Retail Holdings Inc.	4.375%	9/1/23	2,735	2,744
Marriott International Inc.	3.375%	10/15/20	3,876	3,869
Marriott International Inc.	2.875%	3/1/21	1,625	1,596
Marriott International Inc.	3.125%	10/15/21	3,725	3,677
Marriott International Inc.	2.300%	1/15/22	3,365	3,226
Marriott International Inc.	3.250%	9/15/22	3,725	3,659

Mastercard Inc.	2.000%	11/21/21	5,725	5,516
McDonald's Corp.	2.200%	5/26/20	6,277	6,182
McDonald's Corp.	3.500%	7/15/20	2,749	2,762
McDonald's Corp.	2.750%	12/9/20	9,611	9,542
McDonald's Corp.	3.625%	5/20/21	6,118	6,178
McDonald's Corp.	2.625%	1/15/22	10,639	10,357
McDonald's Corp.	3.350%	4/1/23	2,200	2,184
Nordstrom Inc.	4.750%	5/1/20	2,825	2,891
Nordstrom Inc.	4.000%	10/15/21	2,004	2,017
NVR Inc.	3.950%	9/15/22	3,907	3,906
O'Reilly Automotive Inc.	4.875%	1/14/21	2,935	3,019
O'Reilly Automotive Inc.	4.625%	9/15/21	2,185	2,246
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,639
PACCAR Financial Corp.	1.950%	2/27/20	275	271
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,977
PACCAR Financial Corp.	2.050%	11/13/20	3,000	2,920
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,656
PACCAR Financial Corp.	2.800%	3/1/21	2,770	2,738
PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,471
PACCAR Financial Corp.	1.650%	8/11/21	75	72
PACCAR Financial Corp.	2.300%	8/10/22	3,200	3,065
PACCAR Financial Corp.	3.400%	8/9/23	2,700	2,686
QVC Inc.	5.125%	7/2/22	298	302
QVC Inc.	4.375%	3/15/23	8,744	8,632
Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,880
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,903	1,874
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,775	5,014
5 Sands China Ltd.	4.600%	8/8/23	12,925	12,909
Starbucks Corp.	2.200%	11/22/20	4,261	4,176
Starbucks Corp.	2.100%	2/4/21	10,076	9,836
Starbucks Corp.	2.700%	6/15/22	2,625	2,552
Starbucks Corp.	3.100%	3/1/23	7,840	7,723
Tapestry Inc.	3.000%	7/15/22	2,800	2,699
Target Corp.	3.875%	7/15/20	4,890	4,958
Target Corp.	2.900%	1/15/22	8,328	8,264
TJX Cos. Inc.	2.750%	6/15/21	6,005	5,944
TJX Cos. Inc.	2.500%	5/15/23	1,575	1,509
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,010
Toyota Motor Corp.	3.419%	7/20/23	7,450	7,435
Toyota Motor Credit Corp.	1.550%	10/18/19	9,650	9,523
Toyota Motor Credit Corp.	2.200%	1/10/20	5,500	5,451
Toyota Motor Credit Corp.	2.150%	3/12/20	12,035	11,905
Toyota Motor Credit Corp.	1.950%	4/17/20	8,731	8,608
Toyota Motor Credit Corp.	4.500%	6/17/20	2,000	2,048
Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,096
Toyota Motor Credit Corp.	1.900%	4/8/21	10,975	10,632
Toyota Motor Credit Corp.	2.950%	4/13/21	12,000	11,945
Toyota Motor Credit Corp.	2.750%	5/17/21	4,330	4,281
Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,550
Toyota Motor Credit Corp.	2.600%	1/11/22	8,540	8,336
Toyota Motor Credit Corp.	3.300%	1/12/22	1,137	1,137
Toyota Motor Credit Corp.	2.150%	9/8/22	9,800	9,340
Toyota Motor Credit Corp.	2.700%	1/11/23	5,000	4,857
VF Corp.	3.500%	9/1/21	2,000	2,007
Visa Inc.	2.200%	12/14/20	26,490	26,022
Visa Inc.	2.150%	9/15/22	5,889	5,637
Visa Inc.	2.800%	12/14/22	19,657	19,254

Walgreen Co.	3.100%	9/15/22	1,286	1,257
Walgreens Boots Alliance Inc.	2.700%	11/18/19	6,890	6,869
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,114	18,994
Walmart Inc.	1.750%	10/9/19	9,775	9,687
Walmart Inc.	2.850%	6/23/20	9,800	9,803
Walmart Inc.	3.250%	10/25/20	13,187	13,267
Walmart Inc.	1.900%	12/15/20	20,335	19,911
Walmart Inc.	3.125%	6/23/21	11,400	11,436
Walmart Inc.	2.350%	12/15/22	8,737	8,438
Walmart Inc.	2.550%	4/11/23	16,206	15,695
Walmart Inc.	3.400%	6/26/23	17,155	17,224
Western Union Co.	5.253%	4/1/20	200	205
Western Union Co.	3.600%	3/15/22	6,850	6,772
Western Union Co.	4.250%	6/9/23	1,050	1,047

Consumer Noncyclical (4.2%)
Abbott Laboratories	2.000%	3/15/20	5,780	5,708
Abbott Laboratories	4.125%	5/27/20	6,075	6,174
Abbott Laboratories	2.800%	9/15/20	4,350	4,317
Abbott Laboratories	2.900%	11/30/21	22,347	22,065
Abbott Laboratories	2.550%	3/15/22	5,461	5,303
Abbott Laboratories	3.250%	4/15/23	5,760	5,713
AbbVie Inc.	2.500%	5/14/20	29,674	29,338
AbbVie Inc.	2.300%	5/14/21	13,210	12,854
AbbVie Inc.	3.375%	11/14/21	6,000	5,993
AbbVie Inc.	2.900%	11/6/22	28,637	27,820
AbbVie Inc.	3.200%	11/6/22	11,336	11,137
AbbVie Inc.	2.850%	5/14/23	7,491	7,209
Actavis Inc.	3.250%	10/1/22	12,865	12,630
Agilent Technologies Inc.	5.000%	7/15/20	3,707	3,819
Agilent Technologies Inc.	3.200%	10/1/22	2,975	2,911
Agilent Technologies Inc.	3.875%	7/15/23	2,770	2,766
Allergan Funding SCS	3.000%	3/12/20	25,733	25,698
Allergan Funding SCS	3.450%	3/15/22	17,190	17,081
Allergan Inc.	3.375%	9/15/20	3,000	3,000
Altria Group Inc.	2.625%	1/14/20	9,865	9,808
Altria Group Inc.	4.750%	5/5/21	13,295	13,759
Altria Group Inc.	2.850%	8/9/22	14,273	13,948
Altria Group Inc.	2.950%	5/2/23	10	10
AmerisourceBergen Corp.	3.500%	11/15/21	4,195	4,190
Amgen Inc.	2.125%	5/1/20	8,448	8,310
Amgen Inc.	2.200%	5/11/20	8,470	8,348
Amgen Inc.	3.450%	10/1/20	6,166	6,196
Amgen Inc.	4.100%	6/15/21	10,180	10,356
Amgen Inc.	1.850%	8/19/21	5,655	5,428
Amgen Inc.	3.875%	11/15/21	9,355	9,482
Amgen Inc.	2.700%	5/1/22	2,100	2,039
Amgen Inc.	2.650%	5/11/22	7,603	7,384
Amgen Inc.	3.625%	5/15/22	5,720	5,745
Amgen Inc.	2.250%	8/19/23	7,500	7,039
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	49,927	49,200
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,050	11,579
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	55,190	54,495
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,505	8,848
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,425	4,535
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	9,485	9,568
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	24,136	23,290

Archer-Daniels-Midland Co.	4.479%	3/1/21	3,354	3,442
AstraZeneca plc	2.375%	11/16/20	9,832	9,692
AstraZeneca plc	2.375%	6/12/22	9,050	8,698
AstraZeneca plc	3.500%	8/17/23	6,000	5,933
5 BAT Capital Corp.	2.297%	8/14/20	17,700	17,342
5 BAT Capital Corp.	2.764%	8/15/22	13,442	12,900
Baxalta Inc.	2.875%	6/23/20	886	879
Baxalta Inc.	3.600%	6/23/22	1,146	1,136
Baxter International Inc.	1.700%	8/15/21	3,300	3,139
Becton Dickinson & Co.	2.675%	12/15/19	10,510	10,448
Becton Dickinson & Co.	2.404%	6/5/20	7,525	7,411
Becton Dickinson & Co.	3.250%	11/12/20	5,298	5,277
Becton Dickinson & Co.	3.125%	11/8/21	7,565	7,451
Becton Dickinson & Co.	2.894%	6/6/22	10,917	10,615
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,159
Biogen Inc.	2.900%	9/15/20	17,152	17,022
Biogen Inc.	3.625%	9/15/22	3,213	3,220
Boston Scientific Corp.	6.000%	1/15/20	4,731	4,896
Boston Scientific Corp.	2.850%	5/15/20	4,975	4,931
Boston Scientific Corp.	3.375%	5/15/22	3,325	3,282
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,035	9,570
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,936
Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,425	7,097
Campbell Soup Co.	3.300%	3/15/21	10,315	10,242
Campbell Soup Co.	3.650%	3/15/23	13,392	13,146
Cardinal Health Inc.	2.400%	11/15/19	75	74
Cardinal Health Inc.	4.625%	12/15/20	3,815	3,905
Cardinal Health Inc.	2.616%	6/15/22	8,856	8,471
Cardinal Health Inc.	3.200%	3/15/23	7,619	7,398
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	2,000	1,930
Celgene Corp.	2.875%	8/15/20	10,767	10,670
Celgene Corp.	3.950%	10/15/20	9,646	9,766
Celgene Corp.	2.875%	2/19/21	2,425	2,395
Celgene Corp.	2.250%	8/15/21	2,590	2,506
Celgene Corp.	3.250%	8/15/22	4,454	4,386
Celgene Corp.	3.550%	8/15/22	7,460	7,431
Celgene Corp.	2.750%	2/15/23	4,090	3,930
Celgene Corp.	3.250%	2/20/23	6,675	6,545
Celgene Corp.	4.000%	8/15/23	4,965	5,007
Church & Dwight Co. Inc.	2.450%	12/15/19	5,051	5,011
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,903
Church & Dwight Co. Inc.	2.875%	10/1/22	108	105
Clorox Co.	3.800%	11/15/21	4	4
Clorox Co.	3.050%	9/15/22	4,425	4,375
Coca-Cola Co.	1.875%	10/27/20	8,325	8,136
Coca-Cola Co.	2.450%	11/1/20	8,095	8,002
Coca-Cola Co.	3.150%	11/15/20	6,955	6,972
Coca-Cola Co.	1.550%	9/1/21	7,540	7,224
Coca-Cola Co.	3.300%	9/1/21	12,747	12,841
Coca-Cola Co.	2.200%	5/25/22	3,600	3,464
Coca-Cola Co.	2.500%	4/1/23	4,450	4,305
Coca-Cola European Partners plc	3.500%	9/15/20	4,750	4,743
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	275	279
Colgate-Palmolive Co.	2.450%	11/15/21	2,765	2,706
Colgate-Palmolive Co.	2.300%	5/3/22	2,263	2,200
Colgate-Palmolive Co.	2.250%	11/15/22	5,150	4,973
Colgate-Palmolive Co.	1.950%	2/1/23	3,675	3,473

Colgate-Palmolive Co.	2.100%	5/1/23	2,851	2,701
Conagra Brands Inc.	3.250%	9/15/22	5,200	5,095
Conagra Brands Inc.	3.200%	1/25/23	250	243
Constellation Brands Inc.	2.000%	11/7/19	6,325	6,252
Constellation Brands Inc.	3.875%	11/15/19	3,051	3,073
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,597
Constellation Brands Inc.	3.750%	5/1/21	4,328	4,343
Constellation Brands Inc.	2.700%	5/9/22	5,144	4,962
Constellation Brands Inc.	2.650%	11/7/22	1,000	955
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,032
Constellation Brands Inc.	4.250%	5/1/23	10,691	10,821
Covidien International Finance SA	4.200%	6/15/20	4,500	4,578
Covidien International Finance SA	3.200%	6/15/22	8,204	8,118
Covidien International Finance SA	2.950%	6/15/23	280	272
CVS Health Corp.	3.125%	3/9/20	21,950	21,950
CVS Health Corp.	2.800%	7/20/20	22,638	22,397
CVS Health Corp.	3.350%	3/9/21	22,000	21,912
CVS Health Corp.	2.125%	6/1/21	12,936	12,468
CVS Health Corp.	3.500%	7/20/22	10,450	10,370
CVS Health Corp.	2.750%	12/1/22	5,296	5,110
CVS Health Corp.	4.750%	12/1/22	1,875	1,933
CVS Health Corp.	3.700%	3/9/23	40,895	40,554
Danaher Corp.	2.400%	9/15/20	3,752	3,694
Diageo Capital plc	3.000%	5/18/20	2,915	2,907
Diageo Capital plc	4.828%	7/15/20	85	87
Diageo Capital plc	2.625%	4/29/23	9,123	8,835
Diageo Investment Corp.	2.875%	5/11/22	11,869	11,645
Dignity Health California GO	2.637%	11/1/19	1,952	1,940
Eli Lilly & Co.	2.350%	5/15/22	2,555	2,478
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,013	6,911
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,475	5,270
Express Scripts Holding Co.	2.600%	11/30/20	3,585	3,524
Express Scripts Holding Co.	3.300%	2/25/21	9,450	9,389
Express Scripts Holding Co.	4.750%	11/15/21	9,101	9,395
Express Scripts Holding Co.	3.900%	2/15/22	9,220	9,253
Express Scripts Holding Co.	3.050%	11/30/22	10,850	10,529
Express Scripts Holding Co.	3.000%	7/15/23	16,457	15,860
Flowers Foods Inc.	4.375%	4/1/22	2,975	3,026
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,875
General Mills Inc.	2.200%	10/21/19	3,525	3,492
General Mills Inc.	3.200%	4/16/21	4,750	4,721
General Mills Inc.	3.150%	12/15/21	7,251	7,167
General Mills Inc.	2.600%	10/12/22	4,690	4,501
Gilead Sciences Inc.	2.350%	2/1/20	3,765	3,733
Gilead Sciences Inc.	2.550%	9/1/20	19,056	18,854
Gilead Sciences Inc.	4.500%	4/1/21	8,612	8,847
Gilead Sciences Inc.	4.400%	12/1/21	12,413	12,807
Gilead Sciences Inc.	1.950%	3/1/22	2,250	2,154
Gilead Sciences Inc.	3.250%	9/1/22	7,166	7,128
Gilead Sciences Inc.	2.500%	9/1/23	7,000	6,685
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,325	6,168
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	8,750	8,694
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,172	20,112
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,027	7,845
Hasbro Inc.	3.150%	5/15/21	2,040	2,009
Hershey Co.	2.900%	5/15/20	3,625	3,619
Hershey Co.	4.125%	12/1/20	1,450	1,483

Hershey Co.	3.100%	5/15/21	4,950	4,946
Hershey Co.	2.625%	5/1/23	1,250	1,203
Hershey Co.	3.375%	5/15/23	4,375	4,391
Hillshire Brands Co.	4.100%	9/15/20	673	681
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,000	8,048
Ingredion Inc.	4.625%	11/1/20	2,100	2,147
JM Smucker Co.	2.200%	12/6/19	1,500	1,483
JM Smucker Co.	2.500%	3/15/20	10,301	10,198
JM Smucker Co.	3.500%	10/15/21	100	100
JM Smucker Co.	3.000%	3/15/22	3,000	2,943
Johnson & Johnson	1.875%	12/5/19	5,552	5,497
Johnson & Johnson	2.950%	9/1/20	3,165	3,172
Johnson & Johnson	1.950%	11/10/20	3,540	3,469
Johnson & Johnson	1.650%	3/1/21	10,240	9,908
Johnson & Johnson	3.550%	5/15/21	3,500	3,539
Johnson & Johnson	2.450%	12/5/21	995	979
Johnson & Johnson	2.250%	3/3/22	5,010	4,872
Johnson & Johnson	2.050%	3/1/23	5,555	5,317
Kaiser Foundation Hospitals	3.500%	4/1/22	1,830	1,832
Kellogg Co.	4.000%	12/15/20	5,663	5,747
Kellogg Co.	3.250%	5/14/21	8,040	8,017
5 Keurig Dr Pepper Inc.	3.551%	5/25/21	10,583	10,558
5 Keurig Dr Pepper Inc.	4.057%	5/25/23	21,044	21,026
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,225
Kimberly-Clark Corp.	2.400%	3/1/22	825	799
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,599
Kraft Foods Group Inc.	5.375%	2/10/20	5,770	5,930
Kraft Foods Group Inc.	3.500%	6/6/22	6,166	6,112
Kraft Heinz Foods Co.	2.800%	7/2/20	15,150	15,021
Kraft Heinz Foods Co.	3.375%	6/15/21	5,925	5,934
Kraft Heinz Foods Co.	3.500%	7/15/22	7,935	7,875
Kraft Heinz Foods Co.	4.000%	6/15/23	10,938	10,972
Kroger Co.	6.150%	1/15/20	6,894	7,164
Kroger Co.	3.300%	1/15/21	8,063	8,032
Kroger Co.	2.600%	2/1/21	2,370	2,322
Kroger Co.	2.950%	11/1/21	1,350	1,326
Kroger Co.	3.400%	4/15/22	750	743
Kroger Co.	2.800%	8/1/22	3,975	3,840
Kroger Co.	3.850%	8/1/23	5,250	5,255
Laboratory Corp. of America Holdings	2.625%	2/1/20	900	894
Laboratory Corp. of America Holdings	4.625%	11/15/20	245	250
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,124	1,110
Laboratory Corp. of America Holdings	3.750%	8/23/22	4,657	4,663
Life Technologies Corp.	6.000%	3/1/20	5,305	5,487
Life Technologies Corp.	5.000%	1/15/21	225	231
McCormick & Co. Inc.	3.900%	7/15/21	265	267
McCormick & Co. Inc.	2.700%	8/15/22	3,056	2,960
McKesson Corp.	2.850%	3/15/23	3,480	3,330
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,250	2,292
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,658
Medco Health Solutions Inc.	4.125%	9/15/20	4,908	4,969
Medtronic Inc.	2.500%	3/15/20	27,716	27,511
Medtronic Inc.	4.125%	3/15/21	2,971	3,030
Medtronic Inc.	3.125%	3/15/22	765	760
Medtronic Inc.	3.150%	3/15/22	19,953	19,826
Medtronic Inc.	2.750%	4/1/23	3,650	3,539
Merck & Co. Inc.	1.850%	2/10/20	8,545	8,428

Merck & Co. Inc.	3.875%	1/15/21	9,550	9,715
Merck & Co. Inc.	2.350%	2/10/22	8,253	8,030
Merck & Co. Inc.	2.400%	9/15/22	8,167	7,921
Merck & Co. Inc.	2.800%	5/18/23	15,010	14,705
Molson Coors Brewing Co.	2.250%	3/15/20	5,823	5,731
Molson Coors Brewing Co.	2.100%	7/15/21	8,125	7,812
Molson Coors Brewing Co.	3.500%	5/1/22	5,928	5,883
Mondelez International Inc.	3.000%	5/7/20	1,100	1,097
Mylan NV	3.750%	12/15/20	1,247	1,247
Mylan NV	3.150%	6/15/21	13,959	13,739
Newell Brands Inc.	2.875%	12/1/19	5,851	5,825
Newell Brands Inc.	3.150%	4/1/21	7,445	7,323
Newell Brands Inc.	3.850%	4/1/23	12,405	12,141
Novartis Capital Corp.	1.800%	2/14/20	10,923	10,758
Novartis Capital Corp.	4.400%	4/24/20	7,135	7,290
Novartis Capital Corp.	2.400%	5/17/22	3,652	3,541
Novartis Capital Corp.	2.400%	9/21/22	5,637	5,444
PepsiCo Inc.	4.500%	1/15/20	1,600	1,633
PepsiCo Inc.	1.850%	4/30/20	9,287	9,123
PepsiCo Inc.	2.150%	10/14/20	19,343	19,027
PepsiCo Inc.	3.125%	11/1/20	4,549	4,560
PepsiCo Inc.	2.000%	4/15/21	9,070	8,830
PepsiCo Inc.	3.000%	8/25/21	5,000	4,987
PepsiCo Inc.	1.700%	10/6/21	10,912	10,460
PepsiCo Inc.	2.750%	3/5/22	6,400	6,304
PepsiCo Inc.	2.250%	5/2/22	5,909	5,715
PepsiCo Inc.	3.100%	7/17/22	2,965	2,946
PepsiCo Inc.	2.750%	3/1/23	9,900	9,676
PerkinElmer Inc.	5.000%	11/15/21	3,125	3,226
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,603	2,577
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,108
Pfizer Inc.	1.700%	12/15/19	13,465	13,284
Pfizer Inc.	5.200%	8/12/20	1,570	1,635
Pfizer Inc.	1.950%	6/3/21	1,205	1,170
Pfizer Inc.	3.000%	9/15/21	5,000	4,997
Pfizer Inc.	2.200%	12/15/21	11,149	10,841
Pfizer Inc.	3.000%	6/15/23	6,897	6,809
Pfizer Inc.	3.200%	9/15/23	4,100	4,065
Philip Morris International Inc.	2.000%	2/21/20	7,330	7,216
Philip Morris International Inc.	4.500%	3/26/20	4,551	4,638
Philip Morris International Inc.	1.875%	2/25/21	8,921	8,630
Philip Morris International Inc.	4.125%	5/17/21	1,920	1,958
Philip Morris International Inc.	2.900%	11/15/21	5,644	5,559
Philip Morris International Inc.	2.625%	2/18/22	4,280	4,167
Philip Morris International Inc.	2.375%	8/17/22	7,239	6,947
Philip Morris International Inc.	2.500%	8/22/22	5,857	5,649
Philip Morris International Inc.	2.500%	11/2/22	8,995	8,657
Philip Morris International Inc.	2.125%	5/10/23	600	566
4 Procter & Gamble - Esop	9.360%	1/1/21	2,731	2,924
Procter & Gamble Co.	1.750%	10/25/19	7,976	7,893
Procter & Gamble Co.	1.900%	10/23/20	5,775	5,648
Procter & Gamble Co.	1.850%	2/2/21	2,175	2,117
Procter & Gamble Co.	1.700%	11/3/21	7,610	7,305
Procter & Gamble Co.	2.300%	2/6/22	6,172	5,994
Procter & Gamble Co.	3.100%	8/15/23	8,539	8,483
Quest Diagnostics Inc.	2.500%	3/30/20	2,990	2,952
Quest Diagnostics Inc.	4.700%	4/1/21	349	359

Reynolds American Inc.	6.875%	5/1/20	2,540	2,673
Reynolds American Inc.	3.250%	6/12/20	9,233	9,205
Reynolds American Inc.	4.000%	6/12/22	4,621	4,650
Reynolds American Inc.	4.850%	9/15/23	4,675	4,832
Sanofi	4.000%	3/29/21	14,945	15,225
Sanofi	3.375%	6/19/23	10,800	10,804
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	24,084	23,205
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,200	19,057
SSM Health Care Corp.	3.688%	6/1/23	2,500	2,490
Stryker Corp.	4.375%	1/15/20	3,585	3,643
Stryker Corp.	2.625%	3/15/21	5,455	5,372
Sysco Corp.	2.600%	10/1/20	1,815	1,792
Sysco Corp.	2.500%	7/15/21	3,315	3,236
Sysco Corp.	2.600%	6/12/22	4,950	4,801
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,402
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,830	7,012
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,725	7,751
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,001	1,983
Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,186
Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,005	11,630
Tupperware Brands Corp.	4.750%	6/1/21	4,378	4,454
Tyson Foods Inc.	2.250%	8/23/21	7,235	6,963
Tyson Foods Inc.	4.500%	6/15/22	5,985	6,171
Tyson Foods Inc.	3.900%	9/28/23	1,500	1,510
Unilever Capital Corp.	1.800%	5/5/20	935	916
Unilever Capital Corp.	2.100%	7/30/20	1,200	1,171
Unilever Capital Corp.	4.250%	2/10/21	6,847	6,999
Unilever Capital Corp.	1.375%	7/28/21	6,525	6,183
Unilever Capital Corp.	3.000%	3/7/22	6,500	6,434
Unilever Capital Corp.	2.200%	5/5/22	6,108	5,877
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,172
Whirlpool Corp.	4.850%	6/15/21	2,190	2,248
Whirlpool Corp.	4.700%	6/1/22	2,148	2,214
Wyeth LLC	7.250%	3/1/23	1,000	1,156
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,275	1,295
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	13,507	13,375
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,477	4,387
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,373
Zoetis Inc.	3.450%	11/13/20	3,225	3,229
Zoetis Inc.	3.250%	8/20/21	2,050	2,047
Zoetis Inc.	3.250%	2/1/23	10,263	10,093

Energy (2.0%)
Anadarko Petroleum Corp.	4.850%	3/15/21	5,690	5,847
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.500%	10/15/19	1,308	1,331
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	3,675	3,606
Apache Corp.	3.625%	2/1/21	2,459	2,459
Apache Corp.	3.250%	4/15/22	10,572	10,362
Baker Hughes a GE Co. LLC	3.200%	8/15/21	5,295	5,267
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	11,350	10,978
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,073
BP Capital Markets plc	2.521%	1/15/20	2,917	2,902
BP Capital Markets plc	2.315%	2/13/20	14,649	14,513
BP Capital Markets plc	4.500%	10/1/20	10,813	11,082

BP Capital Markets plc	4.742%	3/11/21	7,250	7,503
BP Capital Markets plc	2.112%	9/16/21	10,175	9,830
BP Capital Markets plc	3.062%	3/17/22	13,785	13,609
BP Capital Markets plc	3.245%	5/6/22	13,346	13,242
BP Capital Markets plc	2.520%	9/19/22	3,000	2,890
BP Capital Markets plc	2.500%	11/6/22	15,384	14,861
BP Capital Markets plc	2.750%	5/10/23	15,524	14,996
Buckeye Partners LP	4.875%	2/1/21	2,610	2,656
Buckeye Partners LP	4.150%	7/1/23	5,481	5,405
Canadian Natural Resources Ltd.	3.450%	11/15/21	315	313
Canadian Natural Resources Ltd.	2.950%	1/15/23	11,180	10,809
Cenovus Energy Inc.	5.700%	10/15/19	14,878	15,213
Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,605
Cenovus Energy Inc.	3.800%	9/15/23	4,740	4,639
Chevron Corp.	2.193%	11/15/19	5,346	5,310
Chevron Corp.	1.961%	3/3/20	10,489	10,354
Chevron Corp.	1.991%	3/3/20	8,625	8,510
Chevron Corp.	2.427%	6/24/20	12,974	12,845
Chevron Corp.	2.419%	11/17/20	11,317	11,175
Chevron Corp.	2.100%	5/16/21	7,381	7,196
Chevron Corp.	2.498%	3/3/22	6,735	6,582
Chevron Corp.	2.355%	12/5/22	13,610	13,052
Chevron Corp.	2.566%	5/16/23	9,492	9,126
Chevron Corp.	3.191%	6/24/23	20,914	20,754
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,148	1,145
Continental Resources Inc.	4.500%	4/15/23	9,000	9,158
Devon Energy Corp.	4.000%	7/15/21	575	580
Devon Energy Corp.	3.250%	5/15/22	11,718	11,511
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	8,628	8,558
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,391
Enbridge Energy Partners LP	4.375%	10/15/20	6,713	6,813
Enbridge Energy Partners LP	4.200%	9/15/21	1,455	1,473
Enbridge Inc.	2.900%	7/15/22	4,620	4,475
Encana Corp.	3.900%	11/15/21	2,550	2,559
Energy Transfer Equity LP	4.250%	3/15/23	3,120	3,104
Energy Transfer Partners LP	4.150%	10/1/20	7,648	7,747
Energy Transfer Partners LP	4.650%	6/1/21	2,825	2,893
Energy Transfer Partners LP	5.200%	2/1/22	7,275	7,557
Energy Transfer Partners LP	3.600%	2/1/23	7,828	7,660
Energy Transfer Partners LP	4.200%	9/15/23	950	955
Enterprise Products Operating LLC	2.550%	10/15/19	6,426	6,397
Enterprise Products Operating LLC	5.250%	1/31/20	3,536	3,625
Enterprise Products Operating LLC	5.200%	9/1/20	3,199	3,307
Enterprise Products Operating LLC	2.800%	2/15/21	6,900	6,812
Enterprise Products Operating LLC	2.850%	4/15/21	10,000	9,873
Enterprise Products Operating LLC	4.050%	2/15/22	2,672	2,712
Enterprise Products Operating LLC	3.350%	3/15/23	9,790	9,680
4 Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,444
EOG Resources Inc.	2.450%	4/1/20	3,620	3,581
EOG Resources Inc.	4.100%	2/1/21	10,790	10,950
EOG Resources Inc.	2.625%	3/15/23	7,028	6,772
EQT Corp.	2.500%	10/1/20	2,402	2,345
EQT Corp.	4.875%	11/15/21	2,175	2,236
EQT Corp.	3.000%	10/1/22	4,665	4,515
EQT Midstream Partners LP	4.750%	7/15/23	7,000	7,096
Exxon Mobil Corp.	1.912%	3/6/20	21,526	21,250
Exxon Mobil Corp.	2.222%	3/1/21	12,992	12,699

Exxon Mobil Corp.	2.397%	3/6/22	4,504	4,385
Exxon Mobil Corp.	2.726%	3/1/23	1,805	1,767
Halliburton Co.	3.250%	11/15/21	2,806	2,809
Halliburton Co.	3.500%	8/1/23	1,767	1,755
Husky Energy Inc.	7.250%	12/15/19	1,500	1,568
Husky Energy Inc.	3.950%	4/15/22	625	629
Kinder Morgan Energy Partners LP	6.850%	2/15/20	4,150	4,346
Kinder Morgan Energy Partners LP	6.500%	4/1/20	15,115	15,793
Kinder Morgan Energy Partners LP	5.300%	9/15/20	200	207
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,960	7,948
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,706
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,759	8,058
Kinder Morgan Energy Partners LP	3.950%	9/1/22	597	601
Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,749	11,540
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,525	1,494
Kinder Morgan Inc.	3.050%	12/1/19	6,699	6,683
Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,342
Kinder Morgan Inc.	3.150%	1/15/23	2,639	2,567
Magellan Midstream Partners LP	4.250%	2/1/21	703	714
Marathon Oil Corp.	2.700%	6/1/20	10,373	10,226
Marathon Oil Corp.	2.800%	11/1/22	22	21
Marathon Petroleum Corp.	3.400%	12/15/20	5,155	5,156
Marathon Petroleum Corp.	5.125%	3/1/21	10,904	11,312
MPLX LP	3.375%	3/15/23	4,603	4,504
MPLX LP	4.500%	7/15/23	6,300	6,441
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,172
National Fuel Gas Co.	3.750%	3/1/23	3,016	2,959
National Oilwell Varco Inc.	2.600%	12/1/22	15,368	14,586
Noble Energy Inc.	4.150%	12/15/21	13,415	13,577
Occidental Petroleum Corp.	4.100%	2/1/21	12,778	12,984
Occidental Petroleum Corp.	3.125%	2/15/22	7,801	7,712
Occidental Petroleum Corp.	2.600%	4/15/22	4,358	4,226
Occidental Petroleum Corp.	2.700%	2/15/23	3,450	3,337
ONEOK Inc.	4.250%	2/1/22	11,000	11,123
ONEOK Inc.	7.500%	9/1/23	915	1,045
ONEOK Partners LP	3.800%	3/15/20	300	301
ONEOK Partners LP	3.375%	10/1/22	3,762	3,705
ONEOK Partners LP	5.000%	9/15/23	2,950	3,071
Phillips 66	4.300%	4/1/22	15,135	15,527
Phillips 66 Partners LP	2.646%	2/15/20	1,600	1,584
Pioneer Natural Resources Co.	7.500%	1/15/20	4,530	4,766
Pioneer Natural Resources Co.	3.450%	1/15/21	3,885	3,885
Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,847
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	4,557	4,524
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	7,110	7,293
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,375	5,488
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,709	1,686
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	4,693	4,851
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	9,719	10,266
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	4,272	4,419

Sabine Pass Liquefaction LLC	5.625%	2/1/21	17,670	18,341
Sabine Pass Liquefaction LLC	6.250%	3/15/22	8,990	9,653
Sabine Pass Liquefaction LLC	5.625%	4/15/23	10,565	11,225
Shell International Finance BV	4.375%	3/25/20	13	13
Shell International Finance BV	2.125%	5/11/20	26,297	25,933
Shell International Finance BV	2.250%	11/10/20	9,724	9,578
Shell International Finance BV	1.875%	5/10/21	8,950	8,659
Shell International Finance BV	1.750%	9/12/21	10,450	10,055
Shell International Finance BV	2.375%	8/21/22	12,609	12,197
Shell International Finance BV	3.400%	8/12/23	6,754	6,746
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	8,800	8,943
Total Capital Canada Ltd.	2.750%	7/15/23	8,753	8,468
Total Capital International SA	2.750%	6/19/21	2,175	2,150
Total Capital International SA	2.875%	2/17/22	9,385	9,239
Total Capital International SA	2.700%	1/25/23	3,175	3,082
Total Capital SA	4.450%	6/24/20	14,879	15,212
Total Capital SA	4.125%	1/28/21	2,975	3,034
Total Capital SA	4.250%	12/15/21	6,730	6,913
TransCanada PipeLines Ltd.	2.125%	11/15/19	6,510	6,436
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,085	3,112
TransCanada PipeLines Ltd.	2.500%	8/1/22	2,150	2,059
Valero Energy Corp.	6.125%	2/1/20	2,558	2,654
Western Gas Partners LP	5.375%	6/1/21	5,382	5,560
Western Gas Partners LP	4.000%	7/1/22	8,072	8,042
Williams Cos. Inc.	5.250%	3/15/20	19,460	19,946
Williams Cos. Inc.	4.125%	11/15/20	2,596	2,622
Williams Cos. Inc.	4.000%	11/15/21	7,421	7,457
Williams Cos. Inc.	3.600%	3/15/22	3,425	3,405
Williams Cos. Inc.	3.350%	8/15/22	6,059	5,947
Williams Cos. Inc.	3.700%	1/15/23	3,000	2,964

Other Industrial (0.0%)
Cintas Corp. No 2	2.900%	4/1/22	2,550	2,489

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	5,909	6,034
Alphabet Inc.	3.625%	5/19/21	3,772	3,823
Amphenol Corp.	2.200%	4/1/20	5,542	5,445
Analog Devices Inc.	2.850%	3/12/20	5,975	5,941
Analog Devices Inc.	2.500%	12/5/21	3,060	2,941
Analog Devices Inc.	2.875%	6/1/23	3,691	3,542
Apple Inc.	1.800%	11/13/19	9,632	9,521
Apple Inc.	1.550%	2/7/20	14,379	14,125
Apple Inc.	1.900%	2/7/20	8,394	8,288
Apple Inc.	2.000%	5/6/20	11,244	11,088
Apple Inc.	1.800%	5/11/20	8,420	8,275
Apple Inc.	2.000%	11/13/20	11,275	11,065
Apple Inc.	2.250%	2/23/21	23,568	23,134
Apple Inc.	2.850%	5/6/21	8,672	8,628
Apple Inc.	1.550%	8/4/21	14,356	13,762
Apple Inc.	2.150%	2/9/22	14,302	13,834
Apple Inc.	2.500%	2/9/22	10,810	10,579
Apple Inc.	2.300%	5/11/22	14,098	13,656
Apple Inc.	2.700%	5/13/22	8,825	8,668
Apple Inc.	2.850%	2/23/23	14,116	13,855
Apple Inc.	2.400%	5/3/23	41,532	39,925
Applied Materials Inc.	2.625%	10/1/20	6,507	6,426

Applied Materials Inc.	4.300%	6/15/21	3,700	3,801
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,448
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,264
Autodesk Inc.	3.125%	6/15/20	1,975	1,960
Avnet Inc.	3.750%	12/1/21	4,300	4,287
Avnet Inc.	4.875%	12/1/22	2,825	2,898
Baidu Inc.	3.000%	6/30/20	3,525	3,494
Baidu Inc.	2.875%	7/6/22	6,525	6,272
Baidu Inc.	3.500%	11/28/22	5,780	5,669
Baidu Inc.	3.875%	9/29/23	7,500	7,422
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	15,476	15,294
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	7,810	7,566
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	28,910	28,152
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	9,733	9,196
CA Inc.	5.375%	12/1/19	4,001	4,089
CA Inc.	3.600%	8/1/20	4,301	4,301
CA Inc.	3.600%	8/15/22	2,575	2,546
Cisco Systems Inc.	4.450%	1/15/20	15,794	16,104
Cisco Systems Inc.	2.450%	6/15/20	20,594	20,413
Cisco Systems Inc.	2.200%	2/28/21	10,568	10,341
Cisco Systems Inc.	2.900%	3/4/21	3,265	3,253
Cisco Systems Inc.	1.850%	9/20/21	16,658	16,071
Cisco Systems Inc.	3.000%	6/15/22	2,774	2,756
Cisco Systems Inc.	2.600%	2/28/23	5,195	5,052
Corning Inc.	4.250%	8/15/20	907	918
5 Dell International LLC / EMC Corp.	5.450%	6/15/23	29,750	31,265
5 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	38,888	39,367
DXC Technology Co.	2.875%	3/27/20	4,095	4,064
Equifax Inc.	3.600%	8/15/21	2,500	2,487
Equifax Inc.	3.300%	12/15/22	3,955	3,845
Fidelity National Information Services Inc.	3.625%	10/15/20	8,345	8,386
Fidelity National Information Services Inc.	2.250%	8/15/21	5,327	5,139
Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	7,001
Fiserv Inc.	2.700%	6/1/20	7,330	7,265
Fiserv Inc.	4.625%	10/1/20	3,023	3,105
Fiserv Inc.	3.500%	10/1/22	7,163	7,116
Flex Ltd.	4.625%	2/15/20	3,508	3,552
Flex Ltd.	5.000%	2/15/23	3,613	3,702
Hewlett Packard Enterprise Co.	3.600%	10/15/20	25,323	25,440
Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,596
Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,091	14,476
HP Inc.	3.750%	12/1/20	650	656
HP Inc.	4.375%	9/15/21	10,600	10,875
HP Inc.	4.050%	9/15/22	3,761	3,803
IBM Credit LLC	1.800%	1/20/21	6,425	6,232
IBM Credit LLC	2.650%	2/5/21	5,975	5,909
IBM Credit LLC	2.200%	9/8/22	4,500	4,305
IBM Credit LLC	3.000%	2/6/23	7,000	6,872
Intel Corp.	1.850%	5/11/20	5,033	4,949
Intel Corp.	2.450%	7/29/20	6,698	6,640
Intel Corp.	1.700%	5/19/21	3,800	3,676
Intel Corp.	3.300%	10/1/21	12,306	12,378

Intel Corp.	2.350%	5/11/22	5,875	5,691
Intel Corp.	3.100%	7/29/22	9,895	9,833
Intel Corp.	2.700%	12/15/22	12,579	12,306
International Business Machines Corp.	8.375%	11/1/19	350	370
International Business Machines Corp.	1.900%	1/27/20	6,972	6,888
International Business Machines Corp.	1.625%	5/15/20	4,350	4,252
International Business Machines Corp.	2.250%	2/19/21	7,829	7,670
International Business Machines Corp.	2.900%	11/1/21	975	964
International Business Machines Corp.	2.500%	1/27/22	7,085	6,907
International Business Machines Corp.	1.875%	8/1/22	4,532	4,282
International Business Machines Corp.	2.875%	11/9/22	5,655	5,532
International Business Machines Corp.	3.375%	8/1/23	11,964	11,974
Jabil Inc.	5.625%	12/15/20	2,706	2,813
Jabil Inc.	4.700%	9/15/22	2	2
Juniper Networks Inc.	3.300%	6/15/20	1,750	1,740
Juniper Networks Inc.	4.600%	3/15/21	1,625	1,653
Keysight Technologies Inc.	3.300%	10/30/19	3,201	3,197
KLA-Tencor Corp.	4.125%	11/1/21	3,175	3,218
Lam Research Corp.	2.750%	3/15/20	3,655	3,632
Lam Research Corp.	2.800%	6/15/21	5,735	5,633
Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	3,980
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,530
Microsoft Corp.	1.850%	2/6/20	7,651	7,555
Microsoft Corp.	1.850%	2/12/20	12,217	12,061
Microsoft Corp.	3.000%	10/1/20	6,754	6,778
Microsoft Corp.	2.000%	11/3/20	16,944	16,643
Microsoft Corp.	4.000%	2/8/21	260	266
Microsoft Corp.	1.550%	8/8/21	20,341	19,475
Microsoft Corp.	2.400%	2/6/22	14,862	14,526
Microsoft Corp.	2.375%	2/12/22	10,869	10,600
Microsoft Corp.	2.650%	11/3/22	11,263	11,016
Microsoft Corp.	2.125%	11/15/22	3,356	3,230
Microsoft Corp.	2.375%	5/1/23	7,580	7,313
Microsoft Corp.	2.000%	8/8/23	11,085	10,474
Motorola Solutions Inc.	3.500%	9/1/21	950	943
Motorola Solutions Inc.	3.750%	5/15/22	6,770	6,710
Motorola Solutions Inc.	3.500%	3/1/23	5,031	4,897
NetApp Inc.	3.375%	6/15/21	1,975	1,967
NVIDIA Corp.	2.200%	9/16/21	8,320	8,084
Oracle Corp.	2.250%	10/8/19	8,422	8,380
Oracle Corp.	3.875%	7/15/20	9,810	9,969
Oracle Corp.	1.900%	9/15/21	38,804	37,454
Oracle Corp.	2.500%	5/15/22	19,975	19,429
Oracle Corp.	2.500%	10/15/22	18,822	18,260
Oracle Corp.	2.625%	2/15/23	3,500	3,391
Oracle Corp.	3.625%	7/15/23	9,231	9,332
Oracle Corp.	2.400%	9/15/23	31,608	30,114
QUALCOMM Inc.	2.250%	5/20/20	12,722	12,562
QUALCOMM Inc.	3.000%	5/20/22	14,101	13,883
QUALCOMM Inc.	2.600%	1/30/23	10,775	10,348
salesforce.com Inc.	3.250%	4/11/23	7,275	7,216
Seagate HDD Cayman	4.250%	3/1/22	6,400	6,360
Seagate HDD Cayman	4.750%	6/1/23	6,275	6,259
Tech Data Corp.	3.700%	2/15/22	3,960	3,876
Texas Instruments Inc.	1.750%	5/1/20	800	786
Texas Instruments Inc.	2.750%	3/12/21	3,765	3,730
Texas Instruments Inc.	1.850%	5/15/22	4,095	3,900

Total System Services Inc.	3.800%	4/1/21	6,570	6,577
Total System Services Inc.	3.750%	6/1/23	4,600	4,558
Total System Services Inc.	4.000%	6/1/23	5,825	5,863
Trimble Inc.	4.150%	6/15/23	1,450	1,445
Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,905
Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,541
Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,054
VMware Inc.	2.300%	8/21/20	9,104	8,955
VMware Inc.	2.950%	8/21/22	13,045	12,553
Xerox Corp.	5.625%	12/15/19	4,075	4,170
Xerox Corp.	2.800%	5/15/20	2,725	2,684
Xerox Corp.	2.750%	9/1/20	1,500	1,468
Xerox Corp.	4.500%	5/15/21	7,600	7,618
Xerox Corp.	3.625%	3/15/23	7,265	6,892
Xilinx Inc.	3.000%	3/15/21	1,720	1,703

Transportation (0.4%)
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	7,980	8,158
Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,872	3,935
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,179
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,150	5,178
Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,100	3,064
Burlington Northern Santa Fe LLC	3.050%	9/1/22	5,049	4,991
Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,587	12,362
Canadian National Railway Co.	2.400%	2/3/20	3,310	3,284
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,662
Canadian Pacific Railway Co.	9.450%	8/1/21	2,700	3,119
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	1,771	1,862
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,117	2,192
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,254	1,274
CSX Corp.	3.700%	10/30/20	407	408
CSX Corp.	4.250%	6/1/21	3,325	3,395
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,202	2,394
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	1,194	1,243
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	854	857
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	667	678
Delta Air Lines Inc.	2.875%	3/13/20	6,830	6,775
Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,956
Delta Air Lines Inc.	3.400%	4/19/21	4,350	4,306
Delta Air Lines Inc.	3.625%	3/15/22	9,000	8,887
Delta Air Lines Inc.	3.800%	4/19/23	5,900	5,799
FedEx Corp.	2.300%	2/1/20	3,754	3,717
FedEx Corp.	2.625%	8/1/22	2,745	2,659
JB Hunt Transport Services Inc.	3.300%	8/15/22	251	247
Norfolk Southern Corp.	3.250%	12/1/21	5,368	5,353
Norfolk Southern Corp.	3.000%	4/1/22	6,467	6,352
Norfolk Southern Corp.	2.903%	2/15/23	3,186	3,109
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	865	893

Ryder System Inc.	2.500%	5/11/20	3,800	3,754
Ryder System Inc.	2.875%	9/1/20	2,250	2,227
Ryder System Inc.	3.500%	6/1/21	1,650	1,652
Ryder System Inc.	2.250%	9/1/21	1,910	1,848
Ryder System Inc.	3.450%	11/15/21	250	248
Ryder System Inc.	2.800%	3/1/22	500	487
Ryder System Inc.	3.400%	3/1/23	9,682	9,547
Ryder System Inc.	3.750%	6/9/23	5,500	5,491
Southwest Airlines Co.	2.750%	11/6/19	4,600	4,582
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,644
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,320
Union Pacific Corp.	1.800%	2/1/20	4,700	4,614
Union Pacific Corp.	2.250%	6/19/20	7,400	7,294
Union Pacific Corp.	4.000%	2/1/21	3,900	3,958
Union Pacific Corp.	3.200%	6/8/21	5,000	4,985
Union Pacific Corp.	4.163%	7/15/22	1,250	1,281
Union Pacific Corp.	2.950%	1/15/23	1,375	1,342
Union Pacific Corp.	3.500%	6/8/23	6,000	5,983
United Parcel Service Inc.	3.125%	1/15/21	7,354	7,363
United Parcel Service Inc.	2.050%	4/1/21	8,900	8,666
United Parcel Service Inc.	2.350%	5/16/22	6,747	6,517
United Parcel Service Inc.	2.450%	10/1/22	7,390	7,139
United Parcel Service Inc.	2.500%	4/1/23	1,406	1,355
United Parcel Service of America Inc.	8.375%	4/1/20	1,665	1,788
				7,612,845
Utilities (1.2%)
Electric (1.1%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,200
Alabama Power Co.	2.450%	3/30/22	5,318	5,140
Ameren Corp.	2.700%	11/15/20	6,875	6,782
American Electric Power Co. Inc.	2.150%	11/13/20	3,750	3,660
American Electric Power Co. Inc.	2.950%	12/15/22	1,735	1,694
Appalachian Power Co.	4.600%	3/30/21	2,842	2,909
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,152
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,845
Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,180	4,141
Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,025	2,971
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	2,938
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,228
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,083
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,585
CMS Energy Corp.	6.250%	2/1/20	1,715	1,777
CMS Energy Corp.	5.050%	3/15/22	3,915	4,081
Commonwealth Edison Co.	4.000%	8/1/20	4,126	4,180
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,008
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	947	966
Consolidated Edison Inc.	2.000%	3/15/20	4,335	4,259
Consolidated Edison Inc.	2.000%	5/15/21	4,880	4,714
Constellation Energy Group Inc.	5.150%	12/1/20	3,928	4,036
Consumers Energy Co.	2.850%	5/15/22	1,250	1,228
Consumers Energy Co.	3.375%	8/15/23	2,375	2,362
Dominion Energy Inc.	2.500%	12/1/19	5,025	4,989
Dominion Energy Inc.	2.579%	7/1/20	4,500	4,437
Dominion Energy Inc.	4.450%	3/15/21	6,489	6,602
Dominion Energy Inc.	2.000%	8/15/21	300	287
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,626
Dominion Energy Inc.	2.750%	9/15/22	5,048	4,858

DTE Electric Co.	3.450%	10/1/20	2,240	2,248
DTE Energy Co.	1.500%	10/1/19	5,611	5,520
DTE Energy Co.	2.400%	12/1/19	3,075	3,045
DTE Energy Co.	3.300%	6/15/22	2,635	2,601
DTE Energy Co.	3.700%	8/1/23	4,450	4,435
Duke Energy Carolinas LLC	4.300%	6/15/20	3,300	3,363
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,652
Duke Energy Carolinas LLC	2.500%	3/15/23	3,950	3,800
Duke Energy Carolinas LLC	3.050%	3/15/23	5,000	4,921
Duke Energy Corp.	1.800%	9/1/21	5,155	4,923
Duke Energy Corp.	3.550%	9/15/21	4,850	4,862
Duke Energy Corp.	2.400%	8/15/22	2,700	2,581
Duke Energy Corp.	3.050%	8/15/22	5,671	5,556
4 Duke Energy Florida LLC	2.100%	12/15/19	1,422	1,413
Duke Energy Florida LLC	3.100%	8/15/21	2,000	1,991
Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,008
Duke Energy Ohio Inc.	3.800%	9/1/23	2,865	2,896
Duke Energy Progress LLC	3.000%	9/15/21	2,655	2,633
Duke Energy Progress LLC	2.800%	5/15/22	5,026	4,928
Duke Energy Progress LLC	3.375%	9/1/23	2,000	1,994
Edison International	2.125%	4/15/20	2,901	2,843
Edison International	2.400%	9/15/22	3,725	3,520
Edison International	2.950%	3/15/23	2,711	2,592
Emera US Finance LP	2.700%	6/15/21	9,316	9,035
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,516
Entergy Corp.	5.125%	9/15/20	3,525	3,621
Entergy Corp.	4.000%	7/15/22	4,857	4,914
Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,345
Eversource Energy	4.500%	11/15/19	2,537	2,572
Eversource Energy	2.500%	3/15/21	4,000	3,930
Eversource Energy	2.750%	3/15/22	3,595	3,505
Exelon Corp.	2.850%	6/15/20	10,325	10,234
Exelon Corp.	2.450%	4/15/21	3,862	3,751
Exelon Corp.	3.497%	6/1/22	3,980	3,911
Exelon Generation Co. LLC	5.200%	10/1/19	5,181	5,285
Exelon Generation Co. LLC	2.950%	1/15/20	6,985	6,957
Exelon Generation Co. LLC	4.000%	10/1/20	4,707	4,747
Exelon Generation Co. LLC	3.400%	3/15/22	4,350	4,300
Exelon Generation Co. LLC	4.250%	6/15/22	4,611	4,679
FirstEnergy Corp.	2.850%	7/15/22	4,542	4,376
FirstEnergy Corp.	4.250%	3/15/23	8,124	8,224
Florida Power & Light Co.	2.750%	6/1/23	3,560	3,457
Fortis Inc.	2.100%	10/4/21	9,068	8,663
Georgia Power Co.	2.000%	3/30/20	2,538	2,478
Georgia Power Co.	2.000%	9/8/20	3,575	3,486
Georgia Power Co.	2.400%	4/1/21	6,200	6,031
Georgia Power Co.	2.850%	5/15/22	1,000	974
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,238
ITC Holdings Corp.	2.700%	11/15/22	4,217	4,031
Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,694
LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,795
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	4,254	4,183
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	1,325	1,312
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	5,015	4,941

National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	1,328	1,308
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	2,685	2,626
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	2,900	2,880
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,234	6,164
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	4,350	4,194
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	2,608	2,524
Nevada Power Co.	2.750%	4/15/20	4,550	4,521
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,750	2,804
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,880	3,743
Northern States Power Co.	2.200%	8/15/20	2,745	2,696
Northern States Power Co.	2.600%	5/15/23	1,800	1,732
Ohio Power Co.	5.375%	10/1/21	972	1,029
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,046
Pacific Gas & Electric Co.	3.500%	10/1/20	4,645	4,643
Pacific Gas & Electric Co.	4.250%	5/15/21	3,090	3,126
Pacific Gas & Electric Co.	2.450%	8/15/22	1,825	1,733
Pacific Gas & Electric Co.	3.250%	6/15/23	2,700	2,599
5 Pacific Gas & Electric Co.	4.250%	8/1/23	3,750	3,768
PacifiCorp	3.850%	6/15/21	2,710	2,744
PacifiCorp	2.950%	2/1/22	4,619	4,555
PECO Energy Co.	1.700%	9/15/21	2,045	1,951
Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,730
PNM Resources Inc.	3.250%	3/9/21	2,200	2,177
PPL Capital Funding Inc.	4.200%	6/15/22	1,275	1,292
PPL Capital Funding Inc.	3.500%	12/1/22	910	897
PPL Capital Funding Inc.	3.400%	6/1/23	7,049	6,916
Progress Energy Inc.	4.875%	12/1/19	2,711	2,762
Progress Energy Inc.	4.400%	1/15/21	4,422	4,504
Progress Energy Inc.	3.150%	4/1/22	3,000	2,953
PSEG Power LLC	5.125%	4/15/20	3,037	3,109
PSEG Power LLC	3.000%	6/15/21	2,000	1,972
PSEG Power LLC	3.850%	6/1/23	6,320	6,268
Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,300
Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,836
Public Service Electric & Gas Co.	2.375%	5/15/23	3,550	3,384
Public Service Enterprise Group Inc.	1.600%	11/15/19	4,301	4,227
Public Service Enterprise Group Inc.	2.650%	11/15/22	5,500	5,280
Puget Energy Inc.	6.500%	12/15/20	4,075	4,317
Puget Energy Inc.	6.000%	9/1/21	3,509	3,724
Puget Energy Inc.	5.625%	7/15/22	3,200	3,384
San Diego Gas & Electric Co.	3.000%	8/15/21	2,572	2,542
San Diego Gas & Electric Co.	3.600%	9/1/23	1,048	1,050
South Carolina Electric & Gas Co.	3.500%	8/15/21	1,600	1,595
Southern California Edison Co.	2.900%	3/1/21	4,000	3,955
Southern California Edison Co.	3.875%	6/1/21	3,790	3,823
4 Southern California Edison Co.	1.845%	2/1/22	2,027	1,973
Southern California Edison Co.	2.400%	2/1/22	1,200	1,155
Southern California Edison Co.	3.400%	6/1/23	2,500	2,478
Southern Co.	2.750%	6/15/20	6,895	6,822
Southern Co.	2.350%	7/1/21	7,809	7,563
Southern Co.	2.950%	7/1/23	9,000	8,626

4 Southern Co.	5.500%	3/15/57	2,250	2,272
Southern Power Co.	1.950%	12/15/19	6,137	6,053
Southern Power Co.	2.375%	6/1/20	2,000	1,967
Southern Power Co.	2.500%	12/15/21	3,500	3,368
TECO Finance Inc.	5.150%	3/15/20	4,415	4,508
TransAlta Corp.	4.500%	11/15/22	2,875	2,824
Virginia Electric & Power Co.	2.950%	1/15/22	5,945	5,861
Virginia Electric & Power Co.	2.750%	3/15/23	5,092	4,932
WEC Energy Group Inc.	2.450%	6/15/20	2,618	2,585
WEC Energy Group Inc.	3.375%	6/15/21	6,225	6,227
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,063
Xcel Energy Inc.	4.700%	5/15/20	5,335	5,421
Xcel Energy Inc.	2.400%	3/15/21	8,000	7,809
Xcel Energy Inc.	2.600%	3/15/22	2,175	2,109

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,226	3,282
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,300	2,267
NiSource Finance Corp.	2.650%	11/17/22	2,775	2,646
5 NiSource Inc.	3.650%	6/15/23	2,500	2,471
Sempra Energy	1.625%	10/7/19	3,775	3,720
Sempra Energy	2.400%	2/1/20	3,725	3,683
Sempra Energy	2.400%	3/15/20	3,778	3,730
Sempra Energy	2.850%	11/15/20	4,778	4,718
Sempra Energy	2.875%	10/1/22	5,391	5,228
Sempra Energy	2.900%	2/1/23	3,850	3,715
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,260

				582,967
Total Corporate Bonds (Cost $14,286,705)				14,045,997
Sovereign Bonds (7.2%)
African Development Bank	1.375%	2/12/20	5,650	5,536
African Development Bank	1.875%	3/16/20	20,543	20,258
African Development Bank	2.625%	3/22/21	14,955	14,821
African Development Bank	1.250%	7/26/21	10,034	9,557
African Development Bank	2.375%	9/23/21	9,735	9,551
African Development Bank	2.125%	11/16/22	20,635	19,880
African Development Bank	3.000%	9/20/23	4,250	4,225
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,100	2,071
Asian Development Bank	1.750%	1/10/20	15,225	15,015
Asian Development Bank	1.500%	1/22/20	16,110	15,826
Asian Development Bank	1.375%	3/23/20	14,640	14,328
Asian Development Bank	1.625%	5/5/20	39,445	38,654
Asian Development Bank	1.625%	8/26/20	16,220	15,833
Asian Development Bank	2.250%	1/20/21	8,850	8,716
Asian Development Bank	1.625%	3/16/21	22,600	21,889
Asian Development Bank	1.750%	6/8/21	23,205	22,449
Asian Development Bank	2.125%	11/24/21	7,300	7,098
Asian Development Bank	2.000%	2/16/22	23,255	22,466
Asian Development Bank	1.875%	2/18/22	20,250	19,488
Asian Development Bank	1.875%	8/10/22	11,535	11,043
Asian Development Bank	1.750%	9/13/22	31,150	29,626
Asian Development Bank	2.750%	3/17/23	13,810	13,618
Canada	2.000%	11/15/22	23,000	22,109
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	19,285	18,490
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,175	8,072

Corp. Andina de Fomento	2.200%	7/18/20	8,065	7,893
Corp. Andina de Fomento	2.125%	9/27/21	6,885	6,628
Corp. Andina de Fomento	4.375%	6/15/22	22,201	22,748
Corp. Andina de Fomento	2.750%	1/6/23	7,950	7,628
Council of Europe Development Bank	1.750%	11/14/19	3,185	3,147
Council of Europe Development Bank	1.875%	1/27/20	5,140	5,075
Council of Europe Development Bank	1.625%	3/10/20	11,640	11,435
Council of Europe Development Bank	1.625%	3/16/21	4,000	3,869
Council of Europe Development Bank	2.625%	2/13/23	9,262	9,074
Ecopetrol SA	5.875%	9/18/23	13,000	13,845
Equinor ASA	2.250%	11/8/19	11,272	11,187
Equinor ASA	2.900%	11/8/20	9,055	9,009
Equinor ASA	2.750%	11/10/21	3,000	2,955
Equinor ASA	3.150%	1/23/22	14,509	14,416
Equinor ASA	2.450%	1/17/23	3,725	3,587
European Bank for Reconstruction &
Development	1.750%	11/26/19	8,500	8,394
European Bank for Reconstruction &
Development	1.500%	3/16/20	7,790	7,635
European Bank for Reconstruction &
Development	1.625%	5/5/20	775	759
European Bank for Reconstruction &
Development	1.125%	8/24/20	780	754
European Bank for Reconstruction &
Development	2.000%	2/1/21	23,492	22,991
European Bank for Reconstruction &
Development	2.750%	4/26/21	50	50
European Bank for Reconstruction &
Development	1.875%	7/15/21	14,800	14,353
European Bank for Reconstruction &
Development	1.500%	11/2/21	15,604	14,900
European Bank for Reconstruction &
Development	1.875%	2/23/22	9,461	9,092
European Bank for Reconstruction &
Development	2.750%	3/7/23	14,520	14,313
European Investment Bank	1.250%	12/16/19	35,140	34,477
European Investment Bank	1.625%	3/16/20	15,800	15,521
European Investment Bank	1.750%	5/15/20	12,350	12,132
European Investment Bank	1.375%	6/15/20	28,385	27,674
European Investment Bank	1.625%	8/14/20	37,658	36,762
European Investment Bank	2.875%	9/15/20	8,750	8,739
European Investment Bank	1.625%	12/15/20	26,165	25,440
European Investment Bank	4.000%	2/16/21	14,595	14,939
European Investment Bank	2.000%	3/15/21	36,670	35,840
European Investment Bank	2.500%	4/15/21	27,175	26,863
European Investment Bank	2.375%	5/13/21	23,240	22,887
European Investment Bank	1.625%	6/15/21	34,430	33,224
European Investment Bank	1.375%	9/15/21	18,235	17,391
European Investment Bank	2.125%	10/15/21	23,870	23,271
European Investment Bank	2.875%	12/15/21	25,000	24,873
European Investment Bank	2.250%	3/15/22	35,800	34,850
European Investment Bank	2.375%	6/15/22	27,730	27,063
European Investment Bank	2.250%	8/15/22	23,340	22,633
European Investment Bank	2.000%	12/15/22	14,325	13,710
European Investment Bank	2.500%	3/15/23	33,444	32,593
European Investment Bank	2.875%	8/15/23	35,865	35,444
6 Export Development Canada	1.625%	12/3/19	12,450	12,278

Export Development Canada	1.625%	1/17/20	3,085	3,038
Export Development Canada	1.625%	6/1/20	3,000	2,936
Export Development Canada	2.000%	11/30/20	14,665	14,371
Export Development Canada	1.500%	5/26/21	17,800	17,132
Export Development Canada	1.375%	10/21/21	11,700	11,129
Export Development Canada	2.500%	1/24/23	6,000	5,857
Export Development Canada	2.750%	3/15/23	11,000	10,835
Export-Import Bank of Korea	1.500%	10/21/19	10,400	10,190
Export-Import Bank of Korea	2.250%	1/21/20	970	955
Export-Import Bank of Korea	2.125%	1/25/20	3,500	3,438
Export-Import Bank of Korea	5.125%	6/29/20	7,400	7,587
Export-Import Bank of Korea	2.500%	11/1/20	700	686
Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,107
Export-Import Bank of Korea	4.000%	1/29/21	12,484	12,604
Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,134
Export-Import Bank of Korea	2.500%	5/10/21	4,000	3,894
Export-Import Bank of Korea	4.375%	9/15/21	10,060	10,295
Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,606
Export-Import Bank of Korea	5.000%	4/11/22	7,050	7,346
Export-Import Bank of Korea	3.000%	11/1/22	6,500	6,335
FMS Wertmanagement	2.750%	3/6/23	10,500	10,275
7 FMS Wertmanagement AoeR	1.750%	1/24/20	15,200	14,989
FMS Wertmanagement AoeR	1.750%	3/17/20	8,500	8,361
FMS Wertmanagement AoeR	1.375%	6/8/21	1,800	1,723
FMS Wertmanagement AoeR	2.000%	8/1/22	21,435	20,622
Hydro-Quebec	9.400%	2/1/21	2,225	2,524
Hydro-Quebec	8.400%	1/15/22	5,825	6,673
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	6,500	6,466
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,600	5,409
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,879
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,292
Inter-American Development Bank	1.250%	10/15/19	210	207
Inter-American Development Bank	1.750%	10/15/19	18,250	18,066
Inter-American Development Bank	3.875%	2/14/20	10,035	10,171
Inter-American Development Bank	1.625%	5/12/20	42,855	41,992
Inter-American Development Bank	1.875%	6/16/20	26,395	25,963
Inter-American Development Bank	1.375%	7/15/20	570	555
Inter-American Development Bank	2.125%	11/9/20	19,335	19,018
Inter-American Development Bank	1.875%	3/15/21	6,276	6,110
Inter-American Development Bank	2.625%	4/19/21	34,363	34,055
Inter-American Development Bank	2.125%	1/18/22	38,450	37,335
Inter-American Development Bank	1.750%	4/14/22	29,380	28,085
Inter-American Development Bank	1.750%	9/14/22	15,300	14,551
Inter-American Development Bank	3.000%	9/26/22	6,000	5,987
Inter-American Development Bank	2.500%	1/18/23	23,318	22,790
International Bank for Reconstruction &
Development	1.875%	10/7/19	20,950	20,765
International Bank for Reconstruction &
Development	1.125%	11/27/19	24,150	23,696
International Bank for Reconstruction &
Development	1.375%	3/30/20	21,000	20,552
International Bank for Reconstruction &
Development	1.875%	4/21/20	72,730	71,625
International Bank for Reconstruction &
Development	1.125%	8/10/20	1,500	1,453
International Bank for Reconstruction &
Development	1.625%	9/4/20	17,940	17,511

International Bank for Reconstruction &
Development	2.000%	10/30/20	1,000	984
International Bank for Reconstruction &
Development	2.125%	11/1/20	17,275	16,992
International Bank for Reconstruction &
Development	1.625%	3/9/21	18,135	17,565
International Bank for Reconstruction &
Development	1.375%	5/24/21	23,880	22,923
International Bank for Reconstruction &
Development	2.250%	6/24/21	22,960	22,528
International Bank for Reconstruction &
Development	2.750%	7/23/21	37,850	37,573
International Bank for Reconstruction &
Development	1.375%	9/20/21	31,230	29,824
International Bank for Reconstruction &
Development	2.125%	12/13/21	8,065	7,852
International Bank for Reconstruction &
Development	2.000%	1/26/22	33,440	32,344
International Bank for Reconstruction &
Development	1.625%	2/10/22	37,900	36,184
International Bank for Reconstruction &
Development	1.875%	10/7/22	3,850	3,681
International Bank for Reconstruction &
Development	7.625%	1/19/23	12,857	15,165
International Bank for Reconstruction &
Development	2.125%	2/13/23	175	168
International Bank for Reconstruction &
Development	1.750%	4/19/23	9,075	8,572
International Bank for Reconstruction &
Development	3.000%	9/27/23	31,600	31,489
International Finance Corp.	1.750%	3/30/20	22,170	21,808
International Finance Corp.	1.625%	7/16/20	13,825	13,529
International Finance Corp.	2.250%	1/25/21	18,400	18,100
International Finance Corp.	1.125%	7/20/21	5,540	5,262
International Finance Corp.	2.000%	10/24/22	500	480
International Finance Corp.	2.875%	7/31/23	12,500	12,381
8 Japan Bank for International Cooperation	2.250%	2/24/20	9,005	8,914
8 Japan Bank for International Cooperation	1.750%	5/28/20	19,970	19,543
8 Japan Bank for International Cooperation	2.125%	6/1/20	12,200	12,000
8 Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,063
8 Japan Bank for International Cooperation	2.125%	11/16/20	15,386	15,042
8 Japan Bank for International Cooperation	3.125%	7/20/21	4,650	4,637
8 Japan Bank for International Cooperation	1.500%	7/21/21	17,700	16,875
8 Japan Bank for International Cooperation	2.000%	11/4/21	14,675	14,121
8 Japan Bank for International Cooperation	2.500%	6/1/22	11,305	10,989
8 Japan Bank for International Cooperation	2.375%	7/21/22	9,300	8,983
8 Japan Bank for International Cooperation	2.375%	11/16/22	9,260	8,909
8 Japan Bank for International Cooperation	3.250%	7/20/23	12,625	12,571
8 Japan Bank for International Cooperation	3.375%	7/31/23	1,425	1,425
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	200	203
7 KFW	1.750%	10/15/19	12,200	12,077
7 KFW	2.250%	11/5/19	29,500	29,333
7 KFW	4.000%	1/27/20	43,625	44,273
7 KFW	1.750%	3/31/20	9,100	8,951
7 KFW	1.500%	4/20/20	49,470	48,411
7 KFW	1.625%	5/29/20	22,180	21,724
7 KFW	1.875%	6/30/20	13,825	13,580

7 KFW	2.750%	7/15/20	26,500	26,383
7 KFW	2.750%	9/8/20	25,475	25,407
7 KFW	2.750%	10/1/20	12,650	12,601
7 KFW	1.875%	11/30/20	1,625	1,588
7 KFW	1.875%	12/15/20	9,175	8,967
7 KFW	1.625%	3/15/21	23,250	22,519
7 KFW	2.625%	4/12/21	32,000	31,715
7 KFW	1.500%	6/15/21	42,350	40,698
7 KFW	2.375%	8/25/21	18,000	17,677
7 KFW	1.750%	9/15/21	20,000	19,295
7 KFW	2.000%	11/30/21	33,855	32,785
7 KFW	2.625%	1/25/22	35,430	34,973
7 KFW	2.125%	3/7/22	37,160	36,029
7 KFW	2.000%	10/4/22	26,950	25,865
7 KFW	2.375%	12/29/22	36,196	35,179
7 KFW	2.125%	1/17/23	32,675	31,395
Korea Development Bank	2.500%	1/13/21	8,200	8,033
Korea Development Bank	4.625%	11/16/21	7,250	7,477
Korea Development Bank	2.625%	2/27/22	11,600	11,217
Korea Development Bank	3.000%	9/14/22	60	58
Korea Development Bank	3.375%	3/12/23	9,000	8,850
Korea Development Bank	2.750%	3/19/23	3,700	3,545
7 Landwirtschaftliche Rentenbank	1.375%	10/23/19	8,600	8,467
7 Landwirtschaftliche Rentenbank	2.250%	10/1/21	5,905	5,770
7 Landwirtschaftliche Rentenbank	2.000%	12/6/21	14,340	13,886
Nordic Investment Bank	1.500%	9/29/20	8,700	8,460
Nordic Investment Bank	1.625%	11/20/20	5,400	5,251
Nordic Investment Bank	2.250%	2/1/21	10,630	10,456
Nordic Investment Bank	1.250%	8/2/21	7,850	7,467
Nordic Investment Bank	2.125%	2/1/22	8,980	8,709
Nordic Investment Bank	2.875%	7/19/23	6,500	6,433
North American Development Bank	4.375%	2/11/20	675	682
North American Development Bank	2.400%	10/26/22	2,500	2,400
9 Oesterreichische Kontrollbank AG	1.750%	1/24/20	15,845	15,609
9 Oesterreichische Kontrollbank AG	1.375%	2/10/20	9,460	9,260
9 Oesterreichische Kontrollbank AG	1.500%	10/21/20	5,430	5,257
9 Oesterreichische Kontrollbank AG	1.875%	1/20/21	11,000	10,721
9 Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,258
9 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,300	1,273
9 Oesterreichische Kontrollbank AG	2.875%	3/13/23	7,000	6,916
4 Oriental Republic of Uruguay	8.000%	11/18/22	7,800	8,785
Petroleos Mexicanos	6.000%	3/5/20	1,422	1,466
Petroleos Mexicanos	5.500%	1/21/21	9,560	9,869
Petroleos Mexicanos	6.375%	2/4/21	29,610	30,986
Petroleos Mexicanos	4.875%	1/24/22	15,575	15,758
Petroleos Mexicanos	5.375%	3/13/22	8,530	8,759
Petroleos Mexicanos	3.500%	1/30/23	18,475	17,562
Petroleos Mexicanos	4.625%	9/21/23	11,300	11,200
Province of Alberta	1.900%	12/6/19	22,175	21,851
Province of Alberta	2.200%	7/26/22	13,965	13,425
Province of British Columbia	2.650%	9/22/21	4,900	4,833
Province of British Columbia	2.000%	10/23/22	6,891	6,590
Province of Manitoba	9.250%	4/1/20	1,500	1,626
Province of Manitoba	2.050%	11/30/20	9,700	9,480
Province of Manitoba	2.125%	5/4/22	150	144
Province of Manitoba	2.100%	9/6/22	3,475	3,314
Province of New Brunswick	2.500%	12/12/22	4,000	3,863

	Province of Ontario	4.000%	10/7/19	13,350	13,497
	Province of Ontario	4.400%	4/14/20	4,615	4,707
	Province of Ontario	1.875%	5/21/20	2,600	2,551
	Province of Ontario	2.550%	2/12/21	34,030	33,564
	Province of Ontario	2.500%	9/10/21	14,785	14,487
	Province of Ontario	2.400%	2/8/22	10,560	10,269
	Province of Ontario	2.250%	5/18/22	31,795	30,719
	Province of Ontario	2.450%	6/29/22	13,150	12,770
	Province of Ontario	2.200%	10/3/22	1,383	1,328
	Province of Quebec	3.500%	7/29/20	5,403	5,450
	Province of Quebec	2.750%	8/25/21	24,015	23,742
	Province of Quebec	2.375%	1/31/22	23,500	22,915
	Province of Quebec	2.625%	2/13/23	375	366
	Republic of Chile	3.875%	8/5/20	5,503	5,582
	Republic of Chile	3.250%	9/14/21	7,649	7,655
	Republic of Chile	2.250%	10/30/22	1,560	1,498
	Republic of Colombia	11.750%	2/25/20	5,522	6,153
	Republic of Colombia	4.375%	7/12/21	22,842	23,276
	Republic of Hungary	6.250%	1/29/20	21,922	22,772
	Republic of Hungary	6.375%	3/29/21	22,671	24,201
	Republic of Hungary	5.375%	2/21/23	1,175	1,246
	Republic of Indonesia	2.950%	1/11/23	7,420	7,086
	Republic of Korea	3.875%	9/11/23	7,500	7,611
	Republic of Panama	5.200%	1/30/20	18,445	18,952
	Republic of Poland	5.125%	4/21/21	12,465	13,042
	Republic of Poland	5.000%	3/23/22	28,651	30,155
	Republic of Poland	3.000%	3/17/23	12,805	12,581
	Republic of the Philippines	6.500%	1/20/20	50	52
	Republic of the Philippines	4.000%	1/15/21	3,502	3,559
	State of Israel	4.000%	6/30/22	12,075	12,291
	State of Israel	3.150%	6/30/23	9,800	9,665
	Svensk Exportkredit AB	1.750%	5/18/20	12,790	12,547
	Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,055
	Svensk Exportkredit AB	1.750%	8/28/20	60	59
	Svensk Exportkredit AB	2.750%	10/7/20	12,850	12,784
	Svensk Exportkredit AB	1.750%	3/10/21	10,800	10,462
	Svensk Exportkredit AB	2.875%	5/22/21	10,000	9,948
	Svensk Exportkredit AB	2.375%	3/9/22	1,050	1,023
	Svensk Exportkredit AB	2.000%	8/30/22	8,900	8,519
	Svensk Exportkredit AB	2.875%	3/14/23	6,500	6,417
	Syngenta Finance NV	3.125%	3/28/22	3,615	3,501
	United Mexican States	3.500%	1/21/21	9,699	9,713
	United Mexican States	3.625%	3/15/22	30,333	30,331
Total Sovereign Bonds (Cost $3,800,893)					3,723,306
Taxable Municipal Bonds (0.1%)
	California GO	6.200%	10/1/19	3,725	3,848
	California GO	2.800%	4/1/21	3,100	3,090
	California GO	5.700%	11/1/21	5,330	5,741
	California GO	2.367%	4/1/22	1,000	976
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	4,500	4,455
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	8,995	8,990
	Illinois GO	4.950%	6/1/23	9,039	9,191
	Massachusetts GO	4.200%	12/1/21	2,500	2,557
10	New Jersey Economic Development Authority
	Lease Revenue	0.000%	2/15/22	5,000	4,418

10 New Jersey Economic Development Authority
Revenue	0.000%	2/15/20	1,380	1,319
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	1,270	1,244
Oregon GO	5.762%	6/1/23	1,559	1,666
Total Taxable Municipal Bonds (Cost $47,955)				47,495
			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
11 Vanguard Market Liquidity Fund (Cost
$476,306)	2.209%		4,763,076	476,308

Total Investments (100.4%) (Cost $52,654,257)				51,546,788
Other Assets and Liabilities-Net (-0.4%)				(215,058)
Net Assets (100%)				51,331,730

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $225,324,000, representing 0.4% of net assets.
6 Guaranteed by the Government of Canada.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Short-Term Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	33,253,682	—
Corporate Bonds	—	14,045,997	—
Sovereign Bonds	—	3,723,306	—
Taxable Municipal Bonds	—	47,495	—
Temporary Cash Investments	476,308	—	—
Total	476,308	51,070,480	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at September 30, 2018.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.9%)
U.S. Government Securities (52.1%)
	United States Treasury Note/Bond	2.750%	11/15/23	257,367	254,914
	United States Treasury Note/Bond	2.125%	11/30/23	336,060	322,776
	United States Treasury Note/Bond	2.250%	12/31/23	114,279	110,350
	United States Treasury Note/Bond	2.250%	1/31/24	124,195	119,828
	United States Treasury Note/Bond	2.750%	2/15/24	322,737	319,357
	United States Treasury Note/Bond	2.125%	2/29/24	853,840	818,081
	United States Treasury Note/Bond	2.125%	3/31/24	310,775	297,567
	United States Treasury Note/Bond	2.000%	4/30/24	127,010	120,699
	United States Treasury Note/Bond	2.500%	5/15/24	678,624	661,977
	United States Treasury Note/Bond	2.000%	5/31/24	350,350	332,668
	United States Treasury Note/Bond	2.000%	6/30/24	332,240	315,160
	United States Treasury Note/Bond	2.125%	7/31/24	187,650	179,089
	United States Treasury Note/Bond	2.375%	8/15/24	448,049	433,349
	United States Treasury Note/Bond	1.875%	8/31/24	201,928	189,875
	United States Treasury Note/Bond	2.125%	9/30/24	348,070	331,700
	United States Treasury Note/Bond	2.250%	10/31/24	87,120	83,553
	United States Treasury Note/Bond	2.250%	11/15/24	414,024	396,879
	United States Treasury Note/Bond	2.125%	11/30/24	419,030	398,732
	United States Treasury Note/Bond	2.250%	12/31/24	233,500	223,649
	United States Treasury Note/Bond	2.500%	1/31/25	331,925	322,485
	United States Treasury Note/Bond	2.000%	2/15/25	458,951	432,345
	United States Treasury Note/Bond	2.750%	2/28/25	430,616	424,493
	United States Treasury Note/Bond	2.625%	3/31/25	202,390	197,899
	United States Treasury Note/Bond	2.875%	4/30/25	131,625	130,617
	United States Treasury Note/Bond	2.125%	5/15/25	591,160	559,846
	United States Treasury Note/Bond	2.875%	5/31/25	424,635	421,187
	United States Treasury Note/Bond	2.750%	6/30/25	87,750	86,365
	United States Treasury Note/Bond	2.875%	7/31/25	152,915	151,624
	United States Treasury Note/Bond	2.000%	8/15/25	504,362	472,759
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	58,845
	United States Treasury Note/Bond	2.750%	8/31/25	352,410	346,683
	United States Treasury Note/Bond	3.000%	9/30/25	222,772	222,563
	United States Treasury Note/Bond	2.250%	11/15/25	314,222	298,756
	United States Treasury Note/Bond	1.625%	2/15/26	653,299	592,973
	United States Treasury Note/Bond	1.625%	5/15/26	660,298	597,365
	United States Treasury Note/Bond	1.500%	8/15/26	595,211	531,595
	United States Treasury Note/Bond	2.000%	11/15/26	615,297	569,340
	United States Treasury Note/Bond	2.250%	2/15/27	669,565	630,436
	United States Treasury Note/Bond	2.375%	5/15/27	628,742	597,110
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	539,882
	United States Treasury Note/Bond	2.250%	11/15/27	547,965	512,945
	United States Treasury Note/Bond	2.750%	2/15/28	572,350	558,219
	United States Treasury Note/Bond	2.875%	5/15/28	606,033	596,943
	United States Treasury Note/Bond	2.875%	8/15/28	591,977	583,003
					16,346,481
Agency Bonds and Notes (0.8%)
1	AID-Israel	5.500%	12/4/23	8,000	8,904
1	AID-Israel	5.500%	4/26/24	12,058	13,465

1 AID-Jordan	3.000%	6/30/25	4,675	4,634
2 Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,341
2 Federal Home Loan Banks	2.875%	6/14/24	20,000	19,792
2 Federal Home Loan Banks	5.375%	8/15/24	100	112
2 Federal Home Loan Banks	2.875%	9/13/24	20,000	19,773
3 Federal National Mortgage Assn.	2.625%	9/6/24	93,690	91,419
3 Federal National Mortgage Assn.	2.125%	4/24/26	23,500	21,867
3 Federal National Mortgage Assn.	1.875%	9/24/26	24,300	22,072
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,560
Private Export Funding Corp.	2.450%	7/15/24	3,350	3,216
Private Export Funding Corp.	3.250%	6/15/25	1,675	1,667
2 Tennessee Valley Authority	2.875%	9/15/24	7,875	7,748
2 Tennessee Valley Authority	6.750%	11/1/25	6,830	8,286
2 Tennessee Valley Authority	2.875%	2/1/27	12,000	11,534
				242,390
Total U.S. Government and Agency Obligations (Cost $17,360,103)				16,588,871
Corporate Bonds (40.7%)
Finance (15.1%)
Banking (10.4%)
American Express Co.	3.000%	10/30/24	14,790	14,126
American Express Co.	3.625%	12/5/24	6,505	6,382
American Express Credit Corp.	3.300%	5/3/27	20,687	19,872
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,085
Banco Santander SA	5.179%	11/19/25	10,492	10,532
Banco Santander SA	4.250%	4/11/27	11,228	10,609
Banco Santander SA	3.800%	2/23/28	9,600	8,708
Banco Santander SA	4.379%	4/12/28	11,000	10,436
Bank of America Corp.	4.125%	1/22/24	21,376	21,721
Bank of America Corp.	4.000%	4/1/24	7,815	7,871
Bank of America Corp.	4.200%	8/26/24	28,307	28,401
Bank of America Corp.	4.000%	1/22/25	32,480	32,062
Bank of America Corp.	3.950%	4/21/25	18,778	18,391
4 Bank of America Corp.	3.093%	10/1/25	16,825	16,008
4 Bank of America Corp.	3.366%	1/23/26	19,850	19,087
Bank of America Corp.	4.450%	3/3/26	24,245	24,284
Bank of America Corp.	3.500%	4/19/26	23,791	23,002
Bank of America Corp.	4.250%	10/22/26	18,867	18,609
Bank of America Corp.	3.248%	10/21/27	28,505	26,552
Bank of America Corp.	4.183%	11/25/27	14,458	14,113
4 Bank of America Corp.	3.824%	1/20/28	21,875	21,297
4 Bank of America Corp.	3.705%	4/24/28	12,841	12,331
4 Bank of America Corp.	3.593%	7/21/28	16,969	16,152
Bank of America Corp.	3.419%	12/20/28	59,116	55,469
4 Bank of America Corp.	3.970%	3/5/29	20,000	19,517
4 Bank of America Corp.	4.271%	7/23/29	17,425	17,337
4 Bank of Montreal	3.803%	12/15/32	10,300	9,549
Bank of New York Mellon Corp.	3.650%	2/4/24	633	632
Bank of New York Mellon Corp.	3.400%	5/15/24	6,375	6,283
Bank of New York Mellon Corp.	3.250%	9/11/24	9,031	8,809
Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	8,601
Bank of New York Mellon Corp.	2.800%	5/4/26	3,410	3,195
Bank of New York Mellon Corp.	2.450%	8/17/26	9,530	8,671
Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,310
Bank of New York Mellon Corp.	3.400%	1/29/28	10,400	10,073
4 Bank of New York Mellon Corp.	3.442%	2/7/28	8,000	7,733
Bank of Nova Scotia	4.500%	12/16/25	11,696	11,693

Bank One Corp.	8.000%	4/29/27	6,985	8,751
Barclays plc	3.650%	3/16/25	15,275	14,298
Barclays plc	4.375%	1/12/26	23,739	23,019
Barclays plc	4.337%	1/10/28	7,000	6,622
4 Barclays plc	4.972%	5/16/29	15,600	15,398
BB&T Corp.	2.850%	10/26/24	7,700	7,365
BB&T Corp.	3.700%	6/5/25	8,000	7,952
BNP Paribas SA	4.250%	10/15/24	7,266	7,187
BPCE SA	4.000%	4/15/24	16,476	16,577
BPCE SA	3.375%	12/2/26	3,250	3,037
Branch Banking & Trust Co.	3.625%	9/16/25	18,020	17,652
Branch Banking & Trust Co.	3.800%	10/30/26	750	740
Capital One Financial Corp.	3.750%	4/24/24	8,550	8,400
Capital One Financial Corp.	3.300%	10/30/24	13,525	12,874
Capital One Financial Corp.	3.200%	2/5/25	11,211	10,560
Capital One Financial Corp.	4.250%	4/30/25	4,500	4,481
Capital One Financial Corp.	4.200%	10/29/25	10,057	9,784
Capital One Financial Corp.	3.750%	7/28/26	15,947	14,861
Capital One Financial Corp.	3.750%	3/9/27	8,240	7,780
Capital One Financial Corp.	3.800%	1/31/28	13,255	12,520
Citigroup Inc.	3.875%	10/25/23	7,901	7,919
Citigroup Inc.	3.750%	6/16/24	4,079	4,043
Citigroup Inc.	4.000%	8/5/24	780	774
Citigroup Inc.	3.875%	3/26/25	13,820	13,419
Citigroup Inc.	3.300%	4/27/25	5,693	5,467
Citigroup Inc.	4.400%	6/10/25	29,651	29,643
Citigroup Inc.	5.500%	9/13/25	5,165	5,497
Citigroup Inc.	3.700%	1/12/26	24,822	24,104
Citigroup Inc.	4.600%	3/9/26	14,625	14,722
Citigroup Inc.	3.400%	5/1/26	10,352	9,836
Citigroup Inc.	3.200%	10/21/26	31,447	29,288
Citigroup Inc.	4.300%	11/20/26	8,975	8,833
Citigroup Inc.	4.450%	9/29/27	38,751	38,344
4 Citigroup Inc.	3.887%	1/10/28	28,735	27,830
Citigroup Inc.	6.625%	1/15/28	2,875	3,263
4 Citigroup Inc.	3.668%	7/24/28	29,075	27,566
4 Citigroup Inc.	3.520%	10/27/28	24,855	23,369
4 Citigroup Inc.	4.075%	4/23/29	12,245	11,980
Citizens Financial Group Inc.	4.350%	8/1/25	20	20
Citizens Financial Group Inc.	4.300%	12/3/25	5,700	5,619
Comerica Bank	4.000%	7/27/25	1,925	1,890
Compass Bank	3.875%	4/10/25	2,150	2,063
Cooperatieve Rabobank UA	4.625%	12/1/23	13,067	13,221
Cooperatieve Rabobank UA	3.375%	5/21/25	11,970	11,671
Cooperatieve Rabobank UA	4.375%	8/4/25	10,997	10,844
Cooperatieve Rabobank UA	3.750%	7/21/26	5,070	4,770
Credit Suisse AG	3.625%	9/9/24	28,312	27,910
5 Credit Suisse Group AG	3.574%	1/9/23	7,000	6,855
5 Credit Suisse Group AG	4.282%	1/9/28	4,500	4,368
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,997	15,395
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	6,725	6,740
Deutsche Bank AG	3.700%	5/30/24	11,980	11,312
Deutsche Bank AG	4.100%	1/13/26	6,540	6,236
Discover Bank	4.250%	3/13/26	2,100	2,069
Discover Bank	3.450%	7/27/26	7,264	6,764
Discover Bank	4.650%	9/13/28	7,600	7,598
Discover Financial Services	3.950%	11/6/24	4,675	4,560

Discover Financial Services	3.750%	3/4/25	5,395	5,147
Discover Financial Services	4.100%	2/9/27	6,550	6,266
Fifth Third Bancorp	4.300%	1/16/24	6,000	6,046
Fifth Third Bancorp	3.950%	3/14/28	3,500	3,434
Fifth Third Bank	3.850%	3/15/26	5,740	5,593
Fifth Third Bank	3.950%	7/28/25	6,525	6,509
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,206
Goldman Sachs Group Inc.	4.000%	3/3/24	25,448	25,502
Goldman Sachs Group Inc.	3.850%	7/8/24	28,670	28,515
Goldman Sachs Group Inc.	3.500%	1/23/25	30,328	29,384
Goldman Sachs Group Inc.	3.750%	5/22/25	4,250	4,163
4 Goldman Sachs Group Inc.	3.272%	9/29/25	25,025	23,915
Goldman Sachs Group Inc.	4.250%	10/21/25	14,205	14,065
Goldman Sachs Group Inc.	3.750%	2/25/26	19,615	19,066
Goldman Sachs Group Inc.	3.500%	11/16/26	15,710	14,914
Goldman Sachs Group Inc.	5.950%	1/15/27	7,200	7,882
Goldman Sachs Group Inc.	3.850%	1/26/27	38,222	37,175
4 Goldman Sachs Group Inc.	3.691%	6/5/28	20,800	19,769
4 Goldman Sachs Group Inc.	3.814%	4/23/29	31,500	29,967
4 Goldman Sachs Group Inc.	4.223%	5/1/29	17,092	16,839
HSBC Holdings plc	4.250%	3/14/24	8,524	8,489
HSBC Holdings plc	4.250%	8/18/25	11,912	11,672
HSBC Holdings plc	4.300%	3/8/26	32,135	31,925
HSBC Holdings plc	3.900%	5/25/26	25,510	24,682
4 HSBC Holdings plc	4.292%	9/12/26	23,000	22,739
HSBC Holdings plc	4.375%	11/23/26	14,075	13,820
4 HSBC Holdings plc	4.041%	3/13/28	14,700	14,163
4 HSBC Holdings plc	4.583%	6/19/29	27,250	27,247
HSBC USA Inc.	3.500%	6/23/24	5,745	5,603
Huntington Bancshares Inc.	4.000%	5/15/25	4,150	4,147
Huntington National Bank	3.550%	10/6/23	4,275	4,222
ING Groep NV	3.950%	3/29/27	14,035	13,492
ING Groep NV	4.550%	10/2/28	5,000	4,975
Intesa Sanpaolo SPA	5.250%	1/12/24	8,879	8,763
JPMorgan Chase & Co.	3.875%	2/1/24	15,460	15,563
JPMorgan Chase & Co.	3.625%	5/13/24	19,480	19,303
JPMorgan Chase & Co.	3.875%	9/10/24	41,490	40,969
JPMorgan Chase & Co.	3.125%	1/23/25	27,786	26,540
4 JPMorgan Chase & Co.	3.220%	3/1/25	17,562	16,974
JPMorgan Chase & Co.	3.900%	7/15/25	21,924	21,879
JPMorgan Chase & Co.	3.300%	4/1/26	38,310	36,699
JPMorgan Chase & Co.	3.200%	6/15/26	18,895	17,981
JPMorgan Chase & Co.	2.950%	10/1/26	30,057	27,888
JPMorgan Chase & Co.	4.125%	12/15/26	21,766	21,528
JPMorgan Chase & Co.	4.250%	10/1/27	5,753	5,709
4 JPMorgan Chase & Co.	3.782%	2/1/28	17,453	16,963
4 JPMorgan Chase & Co.	3.540%	5/1/28	11,012	10,490
4 JPMorgan Chase & Co.	3.509%	1/23/29	8,975	8,472
4 JPMorgan Chase & Co.	4.005%	4/23/29	21,500	21,050
4 JPMorgan Chase & Co.	4.203%	7/23/29	21,050	20,914
KeyBank NA	3.300%	6/1/25	3,000	2,883
KeyBank NA	3.400%	5/20/26	7,450	7,053
KeyCorp	4.100%	4/30/28	5,000	4,971
Lloyds Banking Group plc	4.500%	11/4/24	12,055	11,899
Lloyds Banking Group plc	4.450%	5/8/25	13,500	13,466
Lloyds Banking Group plc	4.582%	12/10/25	21,189	20,679
Lloyds Banking Group plc	4.650%	3/24/26	1,980	1,943

Lloyds Banking Group plc	3.750%	1/11/27	5,335	4,993
Lloyds Banking Group plc	4.375%	3/22/28	18,000	17,552
Lloyds Banking Group plc	4.550%	8/16/28	8,700	8,581
4 Lloyds Banking Group plc	3.574%	11/7/28	21,120	19,296
Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,755	6,432
Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,950	5,701
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	6,918
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	17,680	17,296
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,000	9,983
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,060	8,763
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,500	17,339
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,000	12,766
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,000	8,910
Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,378
Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,645
Mizuho Financial Group Inc.	3.170%	9/11/27	9,800	9,037
Mizuho Financial Group Inc.	4.018%	3/5/28	9,500	9,385
4 Mizuho Financial Group Inc.	4.254%	9/11/29	7,000	6,966
Morgan Stanley	3.875%	4/29/24	24,324	24,215
Morgan Stanley	3.700%	10/23/24	32,507	32,029
Morgan Stanley	4.000%	7/23/25	35,530	35,249
Morgan Stanley	5.000%	11/24/25	8,727	9,032
Morgan Stanley	3.875%	1/27/26	17,493	17,176
Morgan Stanley	3.125%	7/27/26	30,275	28,193
Morgan Stanley	6.250%	8/9/26	1,543	1,730
Morgan Stanley	4.350%	9/8/26	26,983	26,761
Morgan Stanley	3.625%	1/20/27	32,200	30,817
Morgan Stanley	3.950%	4/23/27	11,635	11,149
4 Morgan Stanley	3.591%	7/22/28	33,474	31,692
4 Morgan Stanley	3.772%	1/24/29	17,800	17,092
MUFG Americas Holdings Corp.	3.000%	2/10/25	5,207	4,944
National Australia Bank Ltd.	3.375%	1/14/26	3,000	2,880
National Australia Bank Ltd.	2.500%	7/12/26	13,805	12,403
Northern Trust Corp.	3.950%	10/30/25	2,300	2,325
Northern Trust Corp.	3.650%	8/3/28	3,000	2,972
4 Northern Trust Corp.	3.375%	5/8/32	3,050	2,840
People's United Bank NA	4.000%	7/15/24	1,675	1,655
PNC Bank NA	3.300%	10/30/24	4,587	4,477
PNC Bank NA	2.950%	2/23/25	4,541	4,333
PNC Bank NA	3.250%	6/1/25	5,885	5,698
PNC Bank NA	4.200%	11/1/25	3,300	3,349
PNC Bank NA	3.100%	10/25/27	5,750	5,413
PNC Bank NA	3.250%	1/22/28	7,000	6,677
PNC Bank NA	4.050%	7/26/28	12,000	12,044
PNC Financial Services Group Inc.	3.900%	4/29/24	8,550	8,493
PNC Financial Services Group Inc.	3.150%	5/19/27	9,860	9,320
Royal Bank of Canada	4.650%	1/27/26	15,474	15,797
Royal Bank of Scotland Group plc	6.000%	12/19/23	14,522	15,108
Royal Bank of Scotland Group plc	5.125%	5/28/24	20,065	20,053
Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	8,951
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	23,500	23,241
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	10,200	10,211
Santander Holdings USA Inc.	4.500%	7/17/25	14,505	14,284
Santander Holdings USA Inc.	4.400%	7/13/27	10,600	10,120
4 Santander UK Group Holdings plc	3.823%	11/3/28	10,150	9,318
Santander UK plc	4.000%	3/13/24	10,924	10,952
State Street Corp.	3.700%	11/20/23	7,073	7,117

State Street Corp.	3.300%	12/16/24	9,940	9,772
State Street Corp.	3.550%	8/18/25	8,063	7,993
State Street Corp.	2.650%	5/19/26	8,540	7,909
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,375	2,382
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,457
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,362
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	15,780	15,400
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,271	16,471
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	11,408
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,800	10,240
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	18,296	17,280
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	975	915
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,775	8,353
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	14,000	13,790
SunTrust Bank	2.750%	5/1/23	3,525	3,404
SunTrust Bank	3.300%	5/15/26	5,250	4,946
SunTrust Banks Inc.	4.000%	5/1/25	4,000	4,011
SVB Financial Group	3.500%	1/29/25	3,825	3,699
Synchrony Financial	4.250%	8/15/24	15,915	15,364
Synchrony Financial	4.500%	7/23/25	11,480	11,066
Synchrony Financial	3.700%	8/4/26	7,444	6,722
4 Toronto-Dominion Bank	3.625%	9/15/31	14,300	13,396
US Bancorp	3.700%	1/30/24	6,485	6,524
US Bancorp	3.600%	9/11/24	8,004	7,926
US Bancorp	3.100%	4/27/26	7,370	6,971
US Bancorp	2.375%	7/22/26	7,775	7,040
US Bancorp	3.150%	4/27/27	14,000	13,365
US Bancorp	3.900%	4/26/28	8,000	8,073
US Bank NA	2.800%	1/27/25	8,005	7,600
Wells Fargo & Co.	4.480%	1/16/24	6,419	6,566
Wells Fargo & Co.	3.300%	9/9/24	22,277	21,545
Wells Fargo & Co.	3.000%	2/19/25	21,053	19,941
Wells Fargo & Co.	3.550%	9/29/25	21,299	20,753
Wells Fargo & Co.	3.000%	4/22/26	30,049	27,857
Wells Fargo & Co.	4.100%	6/3/26	24,761	24,401
Wells Fargo & Co.	3.000%	10/23/26	26,942	24,954
Wells Fargo & Co.	4.300%	7/22/27	22,025	21,954
4 Wells Fargo & Co.	3.584%	5/22/28	25,250	24,213
Westpac Banking Corp.	2.850%	5/13/26	11,500	10,608
Westpac Banking Corp.	2.700%	8/19/26	11,590	10,540
Westpac Banking Corp.	3.350%	3/8/27	10,500	9,984
4 Westpac Banking Corp.	4.322%	11/23/31	17,500	16,810

Brokerage (0.7%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,975	3,005
Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	2,995
Ameriprise Financial Inc.	4.000%	10/15/23	9,003	9,111
Ameriprise Financial Inc.	3.700%	10/15/24	3,650	3,620
Ameriprise Financial Inc.	2.875%	9/15/26	2,280	2,102
BlackRock Inc.	3.500%	3/18/24	16,479	16,474
BlackRock Inc.	3.200%	3/15/27	1,562	1,501
Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	5,818
Brookfield Finance Inc.	4.250%	6/2/26	2,600	2,566
Brookfield Finance Inc.	3.900%	1/25/28	6,800	6,500
Brookfield Finance LLC	4.000%	4/1/24	6,350	6,299
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	5,771
Charles Schwab Corp.	3.850%	5/21/25	3,025	3,047

Charles Schwab Corp.	3.450%	2/13/26	3,585	3,511
Charles Schwab Corp.	3.200%	3/2/27	6,840	6,507
Charles Schwab Corp.	3.200%	1/25/28	5,150	4,873
CME Group Inc.	3.000%	3/15/25	2,650	2,553
CME Group Inc.	3.750%	6/15/28	4,400	4,392
E*TRADE Financial Corp.	3.800%	8/24/27	5,325	5,064
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,051
Eaton Vance Corp.	3.500%	4/6/27	3,370	3,256
Franklin Resources Inc.	2.850%	3/30/25	4,165	3,934
Intercontinental Exchange Inc.	4.000%	10/15/23	4,455	4,554
Intercontinental Exchange Inc.	3.750%	12/1/25	11,855	11,838
Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	3,026
Intercontinental Exchange Inc.	3.750%	9/21/28	1,300	1,283
Invesco Finance plc	4.000%	1/30/24	5,475	5,486
Invesco Finance plc	3.750%	1/15/26	6,250	6,119
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,708
Jefferies Financial Group Inc.	5.500%	10/18/23	6,829	7,039
Jefferies Group LLC	4.850%	1/15/27	8,548	8,402
Lazard Group LLC	3.750%	2/13/25	2,575	2,484
Lazard Group LLC	3.625%	3/1/27	5,950	5,551
Lazard Group LLC	4.500%	9/19/28	1,200	1,179
Legg Mason Inc.	3.950%	7/15/24	1,750	1,723
Legg Mason Inc.	4.750%	3/15/26	3,395	3,458
Nasdaq Inc.	4.250%	6/1/24	1,155	1,161
Nasdaq Inc.	3.850%	6/30/26	8,460	8,160
Raymond James Financial Inc.	3.625%	9/15/26	4,586	4,384
Stifel Financial Corp.	4.250%	7/18/24	4,835	4,829
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	2,998
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,664	8,301

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,100	6,674
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	4,275	4,227
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	9,192	8,388
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	5,400	5,008
Air Lease Corp.	4.250%	9/15/24	4,673	4,650
Air Lease Corp.	3.250%	3/1/25	11,200	10,425
Air Lease Corp.	3.625%	4/1/27	5,650	5,216
Air Lease Corp.	3.625%	12/1/27	2,000	1,834
Air Lease Corp.	4.625%	10/1/28	1,000	985
Aircastle Ltd.	4.125%	5/1/24	1,250	1,222
Ares Capital Corp.	4.250%	3/1/25	6,200	5,946
GATX Corp.	3.250%	3/30/25	2,675	2,517
GATX Corp.	3.250%	9/15/26	1,800	1,646
GATX Corp.	3.850%	3/30/27	2,650	2,516
GATX Corp.	3.500%	3/15/28	2,825	2,592
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	17,086	16,260

Insurance (1.8%)
4 Aegon NV	5.500%	4/11/48	7,290	7,026
Aetna Inc.	3.500%	11/15/24	8,188	7,970
Aflac Inc.	3.625%	11/15/24	6,870	6,833

Aflac Inc.	3.250%	3/17/25	3,525	3,404
Aflac Inc.	2.875%	10/15/26	2,975	2,770
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,778	5,562
Allstate Corp.	3.280%	12/15/26	6,155	5,896
American Financial Group Inc.	3.500%	8/15/26	4,200	3,915
American International Group Inc.	4.125%	2/15/24	12,411	12,435
American International Group Inc.	3.750%	7/10/25	4,462	4,321
American International Group Inc.	3.900%	4/1/26	11,609	11,341
American International Group Inc.	4.200%	4/1/28	7,000	6,940
4 American International Group Inc.	5.750%	4/1/48	6,650	6,510
Anthem Inc.	3.500%	8/15/24	10,162	9,917
Anthem Inc.	3.350%	12/1/24	8,355	8,102
Anthem Inc.	3.650%	12/1/27	9,750	9,278
Anthem Inc.	4.101%	3/1/28	12,000	11,826
Aon plc	4.000%	11/27/23	1,950	1,966
Aon plc	3.500%	6/14/24	5,720	5,572
Aon plc	3.875%	12/15/25	14,645	14,437
Arch Capital Finance LLC	4.011%	12/15/26	4,640	4,572
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,725	5,778
Assurant Inc.	4.900%	3/27/28	3,500	3,488
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,700	4,833
Athene Holding Ltd.	4.125%	1/12/28	9,575	8,969
5 AXA Equitable Holdings Inc.	4.350%	4/20/28	20,025	19,365
AXA Financial Inc.	7.000%	4/1/28	1,250	1,403
AXIS Specialty Finance plc	4.000%	12/6/27	3,075	2,906
Berkshire Hathaway Inc.	3.125%	3/15/26	23,215	22,332
Brighthouse Financial Inc.	3.700%	6/22/27	11,720	10,368
Brown & Brown Inc.	4.200%	9/15/24	5,255	5,194
Chubb INA Holdings Inc.	3.350%	5/15/24	5,735	5,630
Chubb INA Holdings Inc.	3.150%	3/15/25	9,148	8,844
Chubb INA Holdings Inc.	3.350%	5/3/26	11,871	11,534
Cigna Corp.	3.250%	4/15/25	9,500	8,971
Cigna Corp.	3.050%	10/15/27	3,885	3,504
Cincinnati Financial Corp.	6.920%	5/15/28	3,200	3,801
CNA Financial Corp.	3.950%	5/15/24	5,230	5,203
CNA Financial Corp.	4.500%	3/1/26	5,839	5,900
CNA Financial Corp.	3.450%	8/15/27	3,553	3,288
5 Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,426
First American Financial Corp.	4.600%	11/15/24	2,700	2,702
5 Halfmoon Parent Inc.	4.125%	11/15/25	8,500	8,478
5 Halfmoon Parent Inc.	4.375%	10/15/28	8,000	7,955
Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,646
Humana Inc.	3.850%	10/1/24	6,496	6,423
Humana Inc.	3.950%	3/15/27	5,975	5,860
Kemper Corp.	4.350%	2/15/25	2,500	2,452
Lincoln National Corp.	3.350%	3/9/25	1,500	1,437
Lincoln National Corp.	3.625%	12/12/26	4,083	3,896
Loews Corp.	3.750%	4/1/26	780	773
Manulife Financial Corp.	4.150%	3/4/26	10,437	10,461
4 Manulife Financial Corp.	4.061%	2/24/32	6,135	5,831
Markel Corp.	3.500%	11/1/27	2,500	2,329
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,014
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	12,140	11,893
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,250	3,160
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,807	5,687
Mercury General Corp.	4.400%	3/15/27	3,465	3,331
MetLife Inc.	4.368%	9/15/23	4,682	4,843

MetLife Inc.	3.600%	4/10/24	9,169	9,186
MetLife Inc.	3.000%	3/1/25	3,150	2,998
MetLife Inc.	3.600%	11/13/25	6,365	6,250
Old Republic International Corp.	4.875%	10/1/24	4,625	4,749
Old Republic International Corp.	3.875%	8/26/26	6,325	6,031
Principal Financial Group Inc.	3.400%	5/15/25	6,266	6,051
Principal Financial Group Inc.	3.100%	11/15/26	1,700	1,570
Progressive Corp.	2.450%	1/15/27	4,340	3,926
Prudential Financial Inc.	3.500%	5/15/24	4,050	4,045
Prudential Financial Inc.	3.878%	3/27/28	3,000	2,973
4 Prudential Financial Inc.	5.200%	3/15/44	5,525	5,518
4 Prudential Financial Inc.	5.375%	5/15/45	9,150	9,185
4 Prudential Financial Inc.	4.500%	9/15/47	6,925	6,432
4 Prudential Financial Inc.	5.700%	9/15/48	5,600	5,560
Reinsurance Group of America Inc.	3.950%	9/15/26	1,700	1,635
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,718
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,683
Torchmark Corp.	4.550%	9/15/28	3,275	3,284
Trinity Acquisition plc	4.400%	3/15/26	5,680	5,632
UnitedHealth Group Inc.	3.750%	7/15/25	15,145	15,169
UnitedHealth Group Inc.	3.100%	3/15/26	9,562	9,153
UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,089
UnitedHealth Group Inc.	3.375%	4/15/27	6,365	6,177
UnitedHealth Group Inc.	2.950%	10/15/27	8,000	7,476
UnitedHealth Group Inc.	3.850%	6/15/28	9,200	9,226
Unum Group	4.000%	3/15/24	4,120	4,062
Voya Financial Inc.	3.125%	7/15/24	5,290	4,997
Voya Financial Inc.	3.650%	6/15/26	3,504	3,326
Willis North America Inc.	3.600%	5/15/24	5,055	4,908
Willis North America Inc.	4.500%	9/15/28	4,500	4,484
XLIT Ltd.	6.375%	11/15/24	4,387	4,873
XLIT Ltd.	4.450%	3/31/25	5,771	5,673

Other Finance (0.0%)
ORIX Corp.	3.250%	12/4/24	5,950	5,638
ORIX Corp.	3.700%	7/18/27	4,000	3,805

Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,650	4,661
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,471
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,330
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,000	2,881
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,700	2,686
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	800	751
American Homes 4 Rent LP	4.250%	2/15/28	1,950	1,861
AvalonBay Communities Inc.	4.200%	12/15/23	2,290	2,342
AvalonBay Communities Inc.	3.450%	6/1/25	9,067	8,843
AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,589
AvalonBay Communities Inc.	2.950%	5/11/26	5,638	5,287
AvalonBay Communities Inc.	2.900%	10/15/26	600	559
AvalonBay Communities Inc.	3.350%	5/15/27	4,575	4,388
AvalonBay Communities Inc.	3.200%	1/15/28	25	24
Boston Properties LP	3.800%	2/1/24	1,765	1,753
Boston Properties LP	3.200%	1/15/25	7,558	7,203
Boston Properties LP	3.650%	2/1/26	7,720	7,471

Boston Properties LP	2.750%	10/1/26	7,291	6,601
Brandywine Operating Partnership LP	3.950%	11/15/27	7,825	7,391
Brixmor Operating Partnership LP	3.650%	6/15/24	2,200	2,115
Brixmor Operating Partnership LP	3.850%	2/1/25	6,933	6,667
Brixmor Operating Partnership LP	4.125%	6/15/26	5,625	5,452
Brixmor Operating Partnership LP	3.900%	3/15/27	6,875	6,535
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,700	3,594
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	6,575	6,026
Corporate Office Properties LP	5.250%	2/15/24	2,975	3,059
CubeSmart LP	4.375%	12/15/23	2,575	2,614
CubeSmart LP	4.000%	11/15/25	825	813
CubeSmart LP	3.125%	9/1/26	4,350	3,968
DDR Corp.	3.900%	8/15/24	4,300	4,169
DDR Corp.	3.625%	2/1/25	6,400	6,059
DDR Corp.	4.250%	2/1/26	2,831	2,761
DDR Corp.	4.700%	6/1/27	3,775	3,784
Digital Realty Trust LP	4.750%	10/1/25	4,525	4,635
Digital Realty Trust LP	3.700%	8/15/27	7,625	7,245
Digital Realty Trust LP	4.450%	7/15/28	11,535	11,521
Duke Realty LP	3.750%	12/1/24	1,900	1,868
Duke Realty LP	3.250%	6/30/26	1,450	1,365
Duke Realty LP	3.375%	12/15/27	2,800	2,630
Duke Realty LP	4.000%	9/15/28	1,725	1,699
EPR Properties	5.250%	7/15/23	350	359
EPR Properties	4.500%	4/1/25	3,486	3,418
EPR Properties	4.750%	12/15/26	4,800	4,700
EPR Properties	4.500%	6/1/27	3,900	3,721
EPR Properties	4.950%	4/15/28	3,635	3,569
ERP Operating LP	3.375%	6/1/25	2,300	2,234
ERP Operating LP	2.850%	11/1/26	8,325	7,711
ERP Operating LP	3.250%	8/1/27	2,150	2,040
ERP Operating LP	3.500%	3/1/28	1,000	964
Essex Portfolio LP	3.875%	5/1/24	2,900	2,881
Essex Portfolio LP	3.500%	4/1/25	6,400	6,171
Essex Portfolio LP	3.375%	4/15/26	4,250	4,001
Essex Portfolio LP	3.625%	5/1/27	400	383
Federal Realty Investment Trust	3.250%	7/15/27	7,900	7,390
HCP Inc.	4.250%	11/15/23	5,970	5,984
HCP Inc.	4.200%	3/1/24	6,392	6,341
HCP Inc.	3.875%	8/15/24	9,725	9,504
HCP Inc.	3.400%	2/1/25	6,144	5,823
HCP Inc.	4.000%	6/1/25	4,062	3,986
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,306	1,215
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	2,986
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,375	4,109
Highwoods Realty LP	3.875%	3/1/27	2,500	2,396
Highwoods Realty LP	4.125%	3/15/28	3,700	3,601
Hospitality Properties Trust	4.650%	3/15/24	4,160	4,127
Hospitality Properties Trust	4.500%	3/15/25	3,025	2,952
Hospitality Properties Trust	5.250%	2/15/26	3,230	3,257
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,574
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,810
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,380
Host Hotels & Resorts LP	3.750%	10/15/23	4,059	3,967
Host Hotels & Resorts LP	3.875%	4/1/24	3,800	3,699

Host Hotels & Resorts LP	4.000%	6/15/25	4,830	4,682
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,071
Kilroy Realty LP	3.450%	12/15/24	4,608	4,402
Kilroy Realty LP	4.375%	10/1/25	6,039	6,003
Kimco Realty Corp.	2.700%	3/1/24	1,000	929
Kimco Realty Corp.	3.300%	2/1/25	5,745	5,425
Kimco Realty Corp.	2.800%	10/1/26	4,050	3,611
Kimco Realty Corp.	3.800%	4/1/27	300	286
Kite Realty Group LP	4.000%	10/1/26	2,750	2,505
Liberty Property LP	4.400%	2/15/24	3,225	3,227
Liberty Property LP	3.750%	4/1/25	7,750	7,552
Liberty Property LP	3.250%	10/1/26	1,900	1,767
Life Storage LP	3.875%	12/15/27	2,945	2,777
LifeStorage LP	3.500%	7/1/26	4,075	3,782
Mid-America Apartments LP	4.300%	10/15/23	3,050	3,085
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,659
Mid-America Apartments LP	4.000%	11/15/25	4,150	4,078
Mid-America Apartments LP	3.600%	6/1/27	9,845	9,417
National Retail Properties Inc.	3.900%	6/15/24	4,825	4,763
National Retail Properties Inc.	4.000%	11/15/25	1,150	1,130
National Retail Properties Inc.	3.600%	12/15/26	3,150	2,994
National Retail Properties Inc.	4.300%	10/15/28	1,000	995
Omega Healthcare Investors Inc.	4.950%	4/1/24	2,950	2,987
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,000	3,920
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,145	6,222
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,529	6,260
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,500	1,459
Physicians Realty LP	4.300%	3/15/27	3,300	3,179
Physicians Realty LP	3.950%	1/15/28	1,500	1,401
Piedmont Operating Partnership LP	4.450%	3/15/24	5,925	5,850
Prologis LP	3.750%	11/1/25	5,120	5,119
Prologis LP	3.875%	9/15/28	2,000	2,007
Public Storage	3.094%	9/15/27	3,450	3,226
Realty Income Corp.	3.875%	7/15/24	2,650	2,640
Realty Income Corp.	3.875%	4/15/25	4,500	4,480
Realty Income Corp.	4.125%	10/15/26	5,575	5,575
Realty Income Corp.	3.000%	1/15/27	4,140	3,816
Realty Income Corp.	3.650%	1/15/28	7,066	6,836
Regency Centers LP	3.600%	2/1/27	4,675	4,443
Regency Centers LP	4.125%	3/15/28	2,800	2,759
Sabra Health Care LP	5.125%	8/15/26	3,150	3,084
Select Income REIT	4.250%	5/15/24	2,950	2,821
Select Income REIT	4.500%	2/1/25	4,183	4,017
Senior Housing Properties Trust	4.750%	2/15/28	500	484
Simon Property Group LP	3.750%	2/1/24	3,265	3,264
Simon Property Group LP	3.375%	10/1/24	5,505	5,390
Simon Property Group LP	3.500%	9/1/25	7,000	6,809
Simon Property Group LP	3.300%	1/15/26	6,775	6,513
Simon Property Group LP	3.250%	11/30/26	7,180	6,830
Simon Property Group LP	3.375%	6/15/27	7,140	6,838
Simon Property Group LP	3.375%	12/1/27	6,100	5,812
STORE Capital Corp.	4.500%	3/15/28	3,225	3,146
Tanger Properties LP	3.750%	12/1/24	1,550	1,483
Tanger Properties LP	3.125%	9/1/26	1,275	1,143
Tanger Properties LP	3.875%	7/15/27	2,700	2,529
UDR Inc.	3.750%	7/1/24	1,750	1,711
UDR Inc.	4.000%	10/1/25	4,850	4,811

UDR Inc.	2.950%	9/1/26	5,425	4,971
UDR Inc.	3.500%	1/15/28	1,500	1,419
Ventas Realty LP	3.750%	5/1/24	3,400	3,327
Ventas Realty LP	3.500%	2/1/25	5,890	5,620
Ventas Realty LP	4.125%	1/15/26	3,561	3,504
Ventas Realty LP	3.250%	10/15/26	6,125	5,659
Ventas Realty LP	4.000%	3/1/28	4,500	4,358
VEREIT Operating Partnership LP	4.600%	2/6/24	5,045	5,072
VEREIT Operating Partnership LP	4.875%	6/1/26	8,983	9,073
VEREIT Operating Partnership LP	3.950%	8/15/27	9,951	9,357
Vornado Realty LP	3.500%	1/15/25	3,400	3,254
Washington Prime Group LP	5.950%	8/15/24	6,900	6,550
Weingarten Realty Investors	4.450%	1/15/24	150	152
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,387
Welltower Inc.	4.500%	1/15/24	1,695	1,722
Welltower Inc.	4.000%	6/1/25	13,463	13,266
Welltower Inc.	4.250%	4/1/26	6,100	6,071
Welltower Inc.	4.250%	4/15/28	6,425	6,324
WP Carey Inc.	4.600%	4/1/24	4,175	4,210
WP Carey Inc.	4.000%	2/1/25	1,990	1,941
WP Carey Inc.	4.250%	10/1/26	1,175	1,138
				4,718,316
Industrial (23.4%)
Basic Industry (1.0%)
Air Products & Chemicals Inc.	3.350%	7/31/24	8,800	8,645
Airgas Inc.	3.650%	7/15/24	2,550	2,554
Albemarle Corp.	4.150%	12/1/24	4,665	4,704
ArcelorMittal	6.125%	6/1/25	2,950	3,201
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	9,350	9,479
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	579
Braskem Finance Ltd.	6.450%	2/3/24	6,600	7,029
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	2,005
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,050	10,387
Dow Chemical Co.	3.500%	10/1/24	8,575	8,390
Eastman Chemical Co.	3.800%	3/15/25	8,442	8,321
Ecolab Inc.	2.700%	11/1/26	9,740	9,011
Ecolab Inc.	3.250%	12/1/27	1,600	1,543
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,474
Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,800	7,182
Fibria Overseas Finance Ltd.	5.500%	1/17/27	3,775	3,728
FMC Corp.	4.100%	2/1/24	2,924	2,923
Georgia-Pacific LLC	8.000%	1/15/24	3,750	4,476
Georgia-Pacific LLC	7.375%	12/1/25	1,679	1,998
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,012
International Paper Co.	3.650%	6/15/24	10,010	9,895
International Paper Co.	3.800%	1/15/26	10,151	9,939
International Paper Co.	3.000%	2/15/27	1,050	963
Kinross Gold Corp.	4.500%	7/15/27	6,617	5,972
LYB International Finance II BV	3.500%	3/2/27	9,147	8,564
LyondellBasell Industries NV	5.750%	4/15/24	8,488	9,146
Methanex Corp.	4.250%	12/1/24	3,500	3,368
Mosaic Co.	4.250%	11/15/23	10,523	10,626
Mosaic Co.	4.050%	11/15/27	5,250	5,077
NewMarket Corp.	4.100%	12/15/22	315	316
Nucor Corp.	3.950%	5/1/28	2,795	2,794
Nutrien Ltd.	3.625%	3/15/24	1,750	1,706
Nutrien Ltd.	3.375%	3/15/25	8,045	7,619

Nutrien Ltd.	3.000%	4/1/25	4,111	3,775
Nutrien Ltd.	4.000%	12/15/26	6,655	6,410
Packaging Corp. of America	4.500%	11/1/23	11,430	11,756
Packaging Corp. of America	3.650%	9/15/24	3,050	2,999
Praxair Inc.	2.650%	2/5/25	2,156	2,038
Praxair Inc.	3.200%	1/30/26	5,237	5,102
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,882	10,918
RPM International Inc.	3.750%	3/15/27	2,950	2,793
SASOL Financing USA LLC	5.875%	3/27/24	7,450	7,590
SASOL Financing USA LLC	6.500%	9/27/28	6,325	6,412
Sherwin-Williams Co.	3.125%	6/1/24	6,600	6,343
Sherwin-Williams Co.	3.450%	8/1/25	4,200	3,992
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,437
Sherwin-Williams Co.	3.450%	6/1/27	9,940	9,456
Southern Copper Corp.	3.875%	4/23/25	7,225	7,033
Vale Overseas Ltd.	6.250%	8/10/26	15,350	16,827
Westlake Chemical Corp.	3.600%	8/15/26	6,738	6,329
5 WestRock Co.	3.000%	9/15/24	1,455	1,368
5 WestRock Co.	3.750%	3/15/25	7,700	7,475
5 WestRock Co.	3.375%	9/15/27	3,300	3,067
5 WestRock Co.	4.000%	3/15/28	5,975	5,821
Weyerhaeuser Co.	8.500%	1/15/25	600	730
Yamana Gold Inc.	4.950%	7/15/24	3,105	3,066
Yamana Gold Inc.	4.625%	12/15/27	1,275	1,194

Capital Goods (1.9%)
3M Co.	3.000%	8/7/25	2,100	2,041
3M Co.	2.250%	9/19/26	6,050	5,495
3M Co.	2.875%	10/15/27	6,100	5,759
3M Co.	3.625%	9/14/28	4,000	3,984
ABB Finance USA Inc.	3.800%	4/3/28	1,500	1,498
Allegion US Holding Co. Inc.	3.200%	10/1/24	3,900	3,649
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,750	3,410
Bemis Co. Inc.	3.100%	9/15/26	2,700	2,457
Boeing Co.	2.850%	10/30/24	4,651	4,475
Boeing Co.	2.500%	3/1/25	1,092	1,019
Boeing Co.	2.600%	10/30/25	3,400	3,180
Boeing Co.	2.250%	6/15/26	2,195	1,990
Boeing Co.	2.800%	3/1/27	3,412	3,205
Boeing Co.	3.250%	3/1/28	1,800	1,752
Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,542
Carlisle Cos. Inc.	3.750%	12/1/27	5,450	5,168
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,402	5,468
Caterpillar Financial Services Corp.	3.300%	6/9/24	3,250	3,222
Caterpillar Financial Services Corp.	3.250%	12/1/24	3,308	3,256
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,203
Caterpillar Inc.	3.400%	5/15/24	11,396	11,375
CNH Industrial Capital LLC	4.200%	1/15/24	300	299
CNH Industrial NV	3.850%	11/15/27	7,700	7,305
Crane Co.	4.450%	12/15/23	3,040	3,111
Dover Corp.	3.150%	11/15/25	4,014	3,820
Eagle Materials Inc.	4.500%	8/1/26	1,500	1,506
Eaton Corp.	3.103%	9/15/27	6,200	5,784
Embraer Netherlands Finance BV	5.050%	6/15/25	3,183	3,187
Embraer Netherlands Finance BV	5.400%	2/1/27	5,388	5,469
Emerson Electric Co.	3.150%	6/1/25	3,300	3,189
Flowserve Corp.	4.000%	11/15/23	2,000	1,977

Fortive Corp.	3.150%	6/15/26	8,016	7,470
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,050	3,986
General Dynamics Corp.	2.375%	11/15/24	7,350	6,869
General Dynamics Corp.	3.500%	5/15/25	8,900	8,887
General Dynamics Corp.	2.125%	8/15/26	6,124	5,477
General Dynamics Corp.	2.625%	11/15/27	5,400	4,949
General Dynamics Corp.	3.750%	5/15/28	6,150	6,173
General Electric Co.	3.375%	3/11/24	12,605	12,364
General Electric Co.	3.450%	5/15/24	8,746	8,573
Harris Corp.	3.832%	4/27/25	6,158	6,014
Harris Corp.	4.400%	6/15/28	1,400	1,405
Hexcel Corp.	4.700%	8/15/25	1,500	1,529
Hexcel Corp.	3.950%	2/15/27	3,645	3,538
Honeywell International Inc.	3.350%	12/1/23	2,180	2,177
Honeywell International Inc.	2.500%	11/1/26	10,693	9,893
Hubbell Inc.	3.350%	3/1/26	3,380	3,196
Hubbell Inc.	3.150%	8/15/27	2,700	2,478
Hubbell Inc.	3.500%	2/15/28	4,900	4,595
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	5,823
Illinois Tool Works Inc.	3.500%	3/1/24	11,450	11,531
Illinois Tool Works Inc.	2.650%	11/15/26	2,685	2,481
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,050	4,934
John Deere Capital Corp.	3.350%	6/12/24	7,010	6,901
John Deere Capital Corp.	2.650%	6/24/24	3,400	3,233
John Deere Capital Corp.	3.450%	3/13/25	3,500	3,459
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,252
John Deere Capital Corp.	2.650%	6/10/26	5,014	4,654
John Deere Capital Corp.	2.800%	9/8/27	7,050	6,523
John Deere Capital Corp.	3.050%	1/6/28	7,050	6,675
Johnson Controls International plc	3.625%	7/2/24	2,725	2,687
Johnson Controls International plc	3.900%	2/14/26	6,775	6,662
Kennametal Inc.	4.625%	6/15/28	3,750	3,730
L3 Technologies Inc.	3.950%	5/28/24	3,778	3,730
L3 Technologies Inc.	3.850%	12/15/26	6,503	6,261
L3 Technologies Inc.	4.400%	6/15/28	6,150	6,116
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,124
Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,605
Legrand France SA	8.500%	2/15/25	2,700	3,302
Lennox International Inc.	3.000%	11/15/23	2,550	2,419
Lockheed Martin Corp.	2.900%	3/1/25	5,566	5,303
Lockheed Martin Corp.	3.550%	1/15/26	17,633	17,416
Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,803
Martin Marietta Materials Inc.	3.450%	6/1/27	4,575	4,201
Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	3,872
Masco Corp.	4.450%	4/1/25	5,793	5,849
Masco Corp.	4.375%	4/1/26	5,064	5,036
Masco Corp.	3.500%	11/15/27	750	687
Northrop Grumman Corp.	2.930%	1/15/25	12,850	12,199
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,206
Northrop Grumman Corp.	3.250%	1/15/28	17,080	16,064
5 Nvent Finance Sarl	4.550%	4/15/28	2,000	1,945
Oshkosh Corp.	4.600%	5/15/28	2,000	1,978
Owens Corning	4.200%	12/1/24	3,250	3,217
Owens Corning	3.400%	8/15/26	7,260	6,666
Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,491
Parker-Hannifin Corp.	3.250%	3/1/27	13,147	12,608
Precision Castparts Corp.	3.250%	6/15/25	8,443	8,196

Raytheon Co.	3.150%	12/15/24	2,905	2,813
Republic Services Inc.	3.200%	3/15/25	12,076	11,615
Republic Services Inc.	2.900%	7/1/26	1,133	1,048
Republic Services Inc.	3.375%	11/15/27	4,400	4,190
Rockwell Automation Inc.	2.875%	3/1/25	773	731
Rockwell Collins Inc.	3.700%	12/15/23	2,510	2,485
Rockwell Collins Inc.	3.200%	3/15/24	8,060	7,775
Rockwell Collins Inc.	3.500%	3/15/27	11,946	11,320
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,221
Roper Technologies Inc.	3.800%	12/15/26	12,150	11,812
Snap-on Inc.	3.250%	3/1/27	2,575	2,468
Spirit AeroSystems Inc.	3.850%	6/15/26	7,350	7,022
Spirit AeroSystems Inc.	4.600%	6/15/28	10,850	10,773
Textron Inc.	4.300%	3/1/24	2,500	2,509
Textron Inc.	3.875%	3/1/25	2,220	2,177
Textron Inc.	4.000%	3/15/26	3,770	3,702
Textron Inc.	3.650%	3/15/27	12,018	11,392
Textron Inc.	3.375%	3/1/28	1,000	922
Timken Co.	3.875%	9/1/24	3,150	3,068
United Technologies Corp.	2.800%	5/4/24	11,275	10,703
United Technologies Corp.	3.950%	8/16/25	7,000	6,952
United Technologies Corp.	2.650%	11/1/26	9,725	8,767
United Technologies Corp.	4.125%	11/16/28	6,975	6,947
Vulcan Materials Co.	4.500%	4/1/25	3,800	3,801
Wabtec Corp.	4.150%	3/15/24	4,000	3,970
Wabtec Corp.	3.450%	11/15/26	6,973	6,402
Wabtec Corp.	4.700%	9/15/28	5,000	4,924
Waste Management Inc.	3.500%	5/15/24	4,010	3,968
Waste Management Inc.	3.125%	3/1/25	7,436	7,234
Waste Management Inc.	3.150%	11/15/27	10,044	9,557
Xylem Inc.	3.250%	11/1/26	4,685	4,391

Communication (2.8%)
21st Century Fox America Inc.	4.000%	10/1/23	2,825	2,866
21st Century Fox America Inc.	3.700%	9/15/24	5,525	5,529
21st Century Fox America Inc.	3.700%	10/15/25	2,625	2,607
21st Century Fox America Inc.	3.375%	11/15/26	4,100	3,984
Activision Blizzard Inc.	3.400%	9/15/26	8,735	8,304
Activision Blizzard Inc.	3.400%	6/15/27	2,200	2,074
American Tower Corp.	5.000%	2/15/24	9,288	9,702
American Tower Corp.	4.000%	6/1/25	4,899	4,816
American Tower Corp.	4.400%	2/15/26	4,875	4,877
American Tower Corp.	3.375%	10/15/26	8,615	8,026
American Tower Corp.	3.125%	1/15/27	1,385	1,260
American Tower Corp.	3.550%	7/15/27	9,375	8,771
American Tower Corp.	3.600%	1/15/28	6,535	6,105
AT&T Inc.	3.800%	3/1/24	13,948	13,789
AT&T Inc.	4.450%	4/1/24	8,036	8,171
AT&T Inc.	3.950%	1/15/25	11,402	11,225
AT&T Inc.	3.400%	5/15/25	48,057	45,737
AT&T Inc.	4.125%	2/17/26	10,763	10,615
AT&T Inc.	4.250%	3/1/27	19,754	19,487
5 AT&T Inc.	4.100%	2/15/28	22,275	21,576
CBS Corp.	3.700%	8/15/24	6,545	6,364
CBS Corp.	3.500%	1/15/25	5,500	5,244
CBS Corp.	4.000%	1/15/26	7,603	7,418
CBS Corp.	2.900%	1/15/27	7,740	6,924

CBS Corp.	3.375%	2/15/28	4,800	4,383
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	7,000	7,043
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	42,242	42,874
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	18,760	17,314
Comcast Corp.	3.000%	2/1/24	8,597	8,281
Comcast Corp.	3.600%	3/1/24	8,848	8,742
Comcast Corp.	3.375%	2/15/25	8,215	7,922
Comcast Corp.	3.375%	8/15/25	14,294	13,800
Comcast Corp.	3.150%	3/1/26	19,529	18,420
Comcast Corp.	2.350%	1/15/27	16,525	14,528
Comcast Corp.	3.300%	2/1/27	11,925	11,262
Comcast Corp.	3.150%	2/15/28	17,380	16,092
Comcast Corp.	3.550%	5/1/28	6,600	6,313
Crown Castle International Corp.	3.200%	9/1/24	6,650	6,320
Crown Castle International Corp.	4.450%	2/15/26	7,903	7,945
Crown Castle International Corp.	3.700%	6/15/26	11,993	11,431
Crown Castle International Corp.	4.000%	3/1/27	4,750	4,581
Crown Castle International Corp.	3.650%	9/1/27	3,189	2,986
Crown Castle International Corp.	3.800%	2/15/28	9,500	9,007
Discovery Communications LLC	3.800%	3/13/24	4,850	4,753
5 Discovery Communications LLC	3.900%	11/15/24	5,300	5,182
Discovery Communications LLC	3.450%	3/15/25	2,900	2,738
5 Discovery Communications LLC	3.950%	6/15/25	5,225	5,091
Discovery Communications LLC	4.900%	3/11/26	6,291	6,443
Discovery Communications LLC	3.950%	3/20/28	12,400	11,784
Electronic Arts Inc.	4.800%	3/1/26	4,500	4,698
Grupo Televisa SAB	6.625%	3/18/25	3,860	4,356
Grupo Televisa SAB	4.625%	1/30/26	4,135	4,186
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,477	4,489
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,500	2,503
Moody's Corp.	4.875%	2/15/24	6,782	7,084
Omnicom Group Inc.	3.650%	11/1/24	12,665	12,330
Omnicom Group Inc.	3.600%	4/15/26	8,301	7,877
Rogers Communications Inc.	4.100%	10/1/23	7,840	7,930
Rogers Communications Inc.	3.625%	12/15/25	5,150	5,019
Rogers Communications Inc.	2.900%	11/15/26	4,425	4,060
S&P Global Inc.	4.000%	6/15/25	7,058	7,077
S&P Global Inc.	4.400%	2/15/26	6,515	6,687
S&P Global Inc.	2.950%	1/22/27	4,624	4,279
Telefonica Emisiones SAU	4.103%	3/8/27	12,795	12,291
TELUS Corp.	2.800%	2/16/27	5,550	5,034
Thomson Reuters Corp.	4.300%	11/23/23	5,150	5,246
Thomson Reuters Corp.	3.850%	9/29/24	3,979	3,898
Thomson Reuters Corp.	3.350%	5/15/26	5,600	5,167
Time Warner Inc.	4.050%	12/15/23	3,275	3,295
Time Warner Inc.	3.550%	6/1/24	7,100	6,883
Time Warner Inc.	3.600%	7/15/25	10,755	10,301
Time Warner Inc.	3.875%	1/15/26	7,125	6,896
Time Warner Inc.	2.950%	7/15/26	530	480
Time Warner Inc.	3.800%	2/15/27	14,702	14,056
Verizon Communications Inc.	5.150%	9/15/23	5,000	5,347
Verizon Communications Inc.	4.150%	3/15/24	7,351	7,496
Verizon Communications Inc.	3.500%	11/1/24	16,277	16,026
Verizon Communications Inc.	3.376%	2/15/25	33,570	32,647

Verizon Communications Inc.	2.625%	8/15/26	20,332	18,429
Verizon Communications Inc.	4.125%	3/16/27	27,954	27,976
5 Verizon Communications Inc.	4.329%	9/21/28	30,550	30,728
Viacom Inc.	3.875%	4/1/24	5,620	5,520
Viacom Inc.	3.450%	10/4/26	4,365	4,078
Vodafone Group plc	3.750%	1/16/24	17,500	17,303
Vodafone Group plc	4.125%	5/30/25	14,820	14,752
Vodafone Group plc	4.375%	5/30/28	27,975	27,543
Walt Disney Co.	3.150%	9/17/25	8,602	8,369
Walt Disney Co.	3.000%	2/13/26	9,592	9,190
Walt Disney Co.	1.850%	7/30/26	15,506	13,636
WPP Finance 2010	3.750%	9/19/24	6,873	6,594

Consumer Cyclical (3.1%)
Advance Auto Parts Inc.	4.500%	12/1/23	3,946	4,005
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,000	19,650
Alibaba Group Holding Ltd.	3.400%	12/6/27	17,775	16,580
Amazon.com Inc.	2.800%	8/22/24	17,550	16,932
Amazon.com Inc.	3.800%	12/5/24	9,939	10,133
Amazon.com Inc.	5.200%	12/3/25	8,900	9,759
Amazon.com Inc.	3.150%	8/22/27	27,325	26,127
American Honda Finance Corp.	2.900%	2/16/24	5,975	5,776
American Honda Finance Corp.	2.300%	9/9/26	2,300	2,074
American Honda Finance Corp.	3.500%	2/15/28	5,700	5,578
Aptiv plc	4.250%	1/15/26	5,400	5,329
Automatic Data Processing Inc.	3.375%	9/15/25	9,119	9,030
AutoNation Inc.	3.500%	11/15/24	3,800	3,591
AutoNation Inc.	4.500%	10/1/25	3,740	3,710
AutoNation Inc.	3.800%	11/15/27	3,750	3,481
AutoZone Inc.	3.250%	4/15/25	6,120	5,773
AutoZone Inc.	3.125%	4/21/26	4,100	3,806
AutoZone Inc.	3.750%	6/1/27	6,100	5,858
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,925	1,680
Best Buy Co. Inc.	4.450%	10/1/28	2,500	2,497
Block Financial LLC	5.250%	10/1/25	3,025	3,038
Booking Holdings Inc.	3.650%	3/15/25	4,250	4,168
Booking Holdings Inc.	3.600%	6/1/26	14,570	14,119
Booking Holdings Inc.	3.550%	3/15/28	1,500	1,407
BorgWarner Inc.	3.375%	3/15/25	2,950	2,845
Costco Wholesale Corp.	2.750%	5/18/24	11,326	10,954
Costco Wholesale Corp.	3.000%	5/18/27	6,900	6,549
Cummins Inc.	3.650%	10/1/23	2,989	3,022
Darden Restaurants Inc.	3.850%	5/1/27	4,050	3,894
Delphi Corp.	4.150%	3/15/24	6,516	6,530
Dollar General Corp.	4.150%	11/1/25	5,312	5,330
Dollar General Corp.	3.875%	4/15/27	5,750	5,595
Dollar General Corp.	4.125%	5/1/28	2,500	2,461
Dollar Tree Inc.	4.000%	5/15/25	9,700	9,476
Dollar Tree Inc.	4.200%	5/15/28	10,650	10,334
eBay Inc.	3.450%	8/1/24	6,825	6,653
eBay Inc.	3.600%	6/5/27	7,450	7,042
Expedia Group Inc.	4.500%	8/15/24	3,610	3,623
Expedia Group Inc.	5.000%	2/15/26	3,245	3,306
Expedia Group Inc.	3.800%	2/15/28	9,350	8,615
Ford Motor Co.	4.346%	12/8/26	13,575	12,798
Ford Motor Credit Co. LLC	3.810%	1/9/24	3,840	3,662
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,563	4,270

Ford Motor Credit Co. LLC	4.687%	6/9/25	6,000	5,850
Ford Motor Credit Co. LLC	4.134%	8/4/25	14,113	13,315
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,739	11,172
Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	5,263
General Motors Co.	4.875%	10/2/23	13,843	14,170
General Motors Co.	4.000%	4/1/25	2,283	2,190
General Motors Co.	4.200%	10/1/27	175	165
General Motors Financial Co. Inc.	3.950%	4/13/24	14,200	13,818
General Motors Financial Co. Inc.	3.500%	11/7/24	9,250	8,716
General Motors Financial Co. Inc.	4.000%	1/15/25	10,843	10,443
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	6,793
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	6,756
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,191
General Motors Financial Co. Inc.	4.000%	10/6/26	8,110	7,619
General Motors Financial Co. Inc.	4.350%	1/17/27	10,242	9,798
General Motors Financial Co. Inc.	3.850%	1/5/28	6,200	5,640
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	900	931
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,300	9,439
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,350	8,465
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	4,225	4,352
Harley-Davidson Inc.	3.500%	7/28/25	3,900	3,732
Harman International Industries Inc.	4.150%	5/15/25	2,600	2,583
Home Depot Inc.	3.750%	2/15/24	9,725	9,907
Home Depot Inc.	3.350%	9/15/25	9,730	9,603
Home Depot Inc.	3.000%	4/1/26	12,777	12,258
Home Depot Inc.	2.125%	9/15/26	7,900	7,068
Home Depot Inc.	2.800%	9/14/27	3,850	3,588
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,741
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	3,912
IHS Markit Ltd.	4.750%	8/1/28	6,000	6,007
JD.com Inc.	3.875%	4/29/26	4,825	4,422
Kohl's Corp.	4.750%	12/15/23	614	633
Kohl's Corp.	4.250%	7/17/25	5,150	5,140
Lear Corp.	5.375%	3/15/24	1,964	2,028
Lear Corp.	5.250%	1/15/25	6,365	6,580
Lear Corp.	3.800%	9/15/27	5,200	4,823
Lowe's Cos. Inc.	3.125%	9/15/24	2,461	2,408
Lowe's Cos. Inc.	3.375%	9/15/25	10,123	9,963
Lowe's Cos. Inc.	2.500%	4/15/26	10,675	9,803
Lowe's Cos. Inc.	3.100%	5/3/27	14,395	13,699
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,635	4,426
Magna International Inc.	3.625%	6/15/24	6,400	6,309
Magna International Inc.	4.150%	10/1/25	5,500	5,499
Marriott International Inc.	3.750%	3/15/25	2,500	2,436
Marriott International Inc.	3.750%	10/1/25	2,735	2,662
Marriott International Inc.	3.125%	6/15/26	6,675	6,222
Marriott International Inc.	4.000%	4/15/28	4,500	4,387
Mastercard Inc.	3.375%	4/1/24	6,480	6,477
Mastercard Inc.	2.950%	11/21/26	10,450	9,936
Mastercard Inc.	3.500%	2/26/28	1,800	1,772
McDonald's Corp.	3.375%	5/26/25	8,759	8,520
McDonald's Corp.	3.700%	1/30/26	9,303	9,224
McDonald's Corp.	3.500%	3/1/27	12,300	11,938
McDonald's Corp.	3.800%	4/1/28	8,500	8,351
NIKE Inc.	2.375%	11/1/26	8,625	7,797
Nordstrom Inc.	4.000%	3/15/27	3,400	3,295
O'Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,412

O'Reilly Automotive Inc.	3.600%	9/1/27	10,525	9,981
QVC Inc.	4.850%	4/1/24	5,150	5,097
QVC Inc.	4.450%	2/15/25	1,265	1,203
Ralph Lauren Corp.	3.750%	9/15/25	2,000	1,975
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,000	5,550
5 Sands China Ltd.	5.125%	8/8/25	16,000	15,940
5 Sands China Ltd.	5.400%	8/8/28	16,235	16,093
Starbucks Corp.	3.850%	10/1/23	7,935	8,023
Starbucks Corp.	3.800%	8/15/25	12,100	12,082
Starbucks Corp.	2.450%	6/15/26	3,600	3,241
Starbucks Corp.	3.500%	3/1/28	3,000	2,878
Tapestry Inc.	4.250%	4/1/25	5,450	5,391
Tapestry Inc.	4.125%	7/15/27	5,850	5,548
Target Corp.	3.500%	7/1/24	8,462	8,543
Target Corp.	2.500%	4/15/26	9,842	9,112
TJX Cos. Inc.	2.250%	9/15/26	9,014	8,142
Toyota Motor Corp.	3.669%	7/20/28	1,300	1,292
Toyota Motor Credit Corp.	2.250%	10/18/23	5,500	5,186
Toyota Motor Credit Corp.	2.900%	4/17/24	4,250	4,105
Toyota Motor Credit Corp.	3.400%	4/14/25	5,500	5,411
Toyota Motor Credit Corp.	3.200%	1/11/27	6,670	6,400
Toyota Motor Credit Corp.	3.050%	1/11/28	4,000	3,775
Visa Inc.	3.150%	12/14/25	38,351	37,139
Visa Inc.	2.750%	9/15/27	7,600	7,079
Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,878	19,625
Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,610	12,935
Walmart Inc.	3.300%	4/22/24	13,193	13,155
Walmart Inc.	2.650%	12/15/24	8,500	8,116
Walmart Inc.	3.550%	6/26/25	22,000	22,125
Walmart Inc.	3.700%	6/26/28	19,475	19,468

Consumer Noncyclical (6.3%)
Abbott Laboratories	3.400%	11/30/23	16,378	16,311
Abbott Laboratories	2.950%	3/15/25	6,045	5,769
Abbott Laboratories	3.875%	9/15/25	2,265	2,275
Abbott Laboratories	3.750%	11/30/26	29,189	29,038
AbbVie Inc.	3.750%	11/14/23	7,000	6,978
AbbVie Inc.	3.600%	5/14/25	29,665	28,705
AbbVie Inc.	3.200%	5/14/26	23,390	21,757
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,622
Agilent Technologies Inc.	3.050%	9/22/26	2,550	2,367
Allergan Funding SCS	3.850%	6/15/24	11,329	11,200
Allergan Funding SCS	3.800%	3/15/25	33,857	33,152
Altria Group Inc.	4.000%	1/31/24	12,995	13,139
Altria Group Inc.	2.625%	9/16/26	4,160	3,791
AmerisourceBergen Corp.	3.400%	5/15/24	6,400	6,247
AmerisourceBergen Corp.	3.250%	3/1/25	3,875	3,663
AmerisourceBergen Corp.	3.450%	12/15/27	6,925	6,459
Amgen Inc.	3.625%	5/22/24	4,788	4,785
Amgen Inc.	3.125%	5/1/25	6,435	6,157
Amgen Inc.	2.600%	8/19/26	12,015	10,862
Amgen Inc.	3.200%	11/2/27	7,130	6,692
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	11,026	10,980
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	111,710	108,524
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	15,000	14,838
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	4,800	4,716
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,703	7,955

AstraZeneca plc	3.375%	11/16/25	14,966	14,441
AstraZeneca plc	3.125%	6/12/27	5,125	4,783
5 BAT Capital Corp.	3.222%	8/15/24	21,904	20,848
5 BAT Capital Corp.	3.557%	8/15/27	30,100	27,979
Baxalta Inc.	4.000%	6/23/25	6,905	6,839
Baxter International Inc.	2.600%	8/15/26	5,867	5,334
Beam Suntory Inc.	3.250%	6/15/23	500	478
Becton Dickinson & Co.	3.363%	6/6/24	8,075	7,801
Becton Dickinson & Co.	3.734%	12/15/24	12,022	11,779
Becton Dickinson & Co.	3.700%	6/6/27	21,300	20,346
Biogen Inc.	4.050%	9/15/25	16,663	16,709
Boston Scientific Corp.	4.125%	10/1/23	3,906	3,953
Boston Scientific Corp.	3.850%	5/15/25	4,950	4,920
Boston Scientific Corp.	4.000%	3/1/28	6,620	6,541
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,200	3,187
Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	6,912
Brown-Forman Corp.	3.500%	4/15/25	2,950	2,919
Bunge Ltd. Finance Corp.	4.350%	3/15/24	5,600	5,548
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,537	5,878
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,200	4,768
Campbell Soup Co.	3.950%	3/15/25	10,000	9,682
Campbell Soup Co.	3.300%	3/19/25	900	828
Campbell Soup Co.	4.150%	3/15/28	9,650	9,210
Cardinal Health Inc.	3.079%	6/15/24	11,113	10,500
Cardinal Health Inc.	3.750%	9/15/25	3,325	3,202
Cardinal Health Inc.	3.410%	6/15/27	11,382	10,501
Celgene Corp.	3.625%	5/15/24	10,830	10,667
Celgene Corp.	3.875%	8/15/25	18,775	18,464
Celgene Corp.	3.450%	11/15/27	4,697	4,394
Celgene Corp.	3.900%	2/20/28	15,200	14,627
Church & Dwight Co. Inc.	3.150%	8/1/27	2,250	2,088
Clorox Co.	3.500%	12/15/24	5,000	4,935
Clorox Co.	3.100%	10/1/27	3,550	3,325
Clorox Co.	3.900%	5/15/28	4,225	4,210
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	3,570	3,486
Coca-Cola Co.	3.200%	11/1/23	10,710	10,627
Coca-Cola Co.	2.875%	10/27/25	14,500	13,854
Coca-Cola Co.	2.550%	6/1/26	2,000	1,854
Coca-Cola Co.	2.250%	9/1/26	12,350	11,208
Coca-Cola Co.	2.900%	5/25/27	4,500	4,241
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	7,877
Colgate-Palmolive Co.	3.250%	3/15/24	4,895	4,869
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,244
Constellation Brands Inc.	4.750%	12/1/25	2,617	2,690
Constellation Brands Inc.	3.700%	12/6/26	6,010	5,718
Constellation Brands Inc.	3.500%	5/9/27	4,500	4,196
Constellation Brands Inc.	3.600%	2/15/28	7,200	6,749
CVS Health Corp.	4.000%	12/5/23	9,778	9,802
CVS Health Corp.	3.375%	8/12/24	8,321	8,019
CVS Health Corp.	4.100%	3/25/25	41,080	40,794
CVS Health Corp.	3.875%	7/20/25	32,107	31,524
CVS Health Corp.	2.875%	6/1/26	21,182	19,367
CVS Health Corp.	4.300%	3/25/28	79,885	79,248
Danaher Corp.	3.350%	9/15/25	4,475	4,395
Diageo Capital plc	3.875%	5/18/28	4,675	4,698
Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	2,999
Eli Lilly & Co.	2.750%	6/1/25	9,770	9,335

Eli Lilly & Co.	3.100%	5/15/27	6,550	6,288
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,110
Express Scripts Holding Co.	3.500%	6/15/24	8,710	8,470
Express Scripts Holding Co.	4.500%	2/25/26	14,496	14,574
Express Scripts Holding Co.	3.400%	3/1/27	14,734	13,683
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,535
General Mills Inc.	3.700%	10/17/23	14,500	14,423
General Mills Inc.	3.650%	2/15/24	2,359	2,320
General Mills Inc.	4.000%	4/17/25	2,883	2,866
General Mills Inc.	3.200%	2/10/27	7,200	6,571
General Mills Inc.	4.200%	4/17/28	12,000	11,839
Gilead Sciences Inc.	3.700%	4/1/24	19,452	19,504
Gilead Sciences Inc.	3.500%	2/1/25	16,414	16,117
Gilead Sciences Inc.	3.650%	3/1/26	25,063	24,609
Gilead Sciences Inc.	2.950%	3/1/27	8,867	8,253
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,000	9,942
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	15,800	15,940
Hasbro Inc.	3.500%	9/15/27	4,375	4,063
Hershey Co.	3.200%	8/21/25	1,900	1,856
Hershey Co.	2.300%	8/15/26	4,383	3,941
Ingredion Inc.	3.200%	10/1/26	4,330	4,018
JM Smucker Co.	3.500%	3/15/25	9,796	9,421
JM Smucker Co.	3.375%	12/15/27	5,300	4,929
Johnson & Johnson	3.375%	12/5/23	6,865	6,939
Johnson & Johnson	2.625%	1/15/25	8,818	8,461
Johnson & Johnson	2.450%	3/1/26	7,250	6,759
Johnson & Johnson	2.950%	3/3/27	11,900	11,423
Johnson & Johnson	2.900%	1/15/28	14,050	13,339
Kaiser Foundation Hospitals	3.150%	5/1/27	4,925	4,705
Kellogg Co.	2.650%	12/1/23	6,900	6,545
Kellogg Co.	3.250%	4/1/26	6,925	6,513
Kellogg Co.	3.400%	11/15/27	5,550	5,151
Kellogg Co.	4.300%	5/15/28	4,900	4,879
Keurig Dr Pepper Inc.	3.130%	12/15/23	9,375	8,929
5 Keurig Dr Pepper Inc.	4.417%	5/25/25	11,050	11,064
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,900	1,791
Keurig Dr Pepper Inc.	2.550%	9/15/26	2,600	2,270
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,025	2,803
5 Keurig Dr Pepper Inc.	4.597%	5/25/28	19,425	19,504
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,535
Kimberly-Clark Corp.	2.750%	2/15/26	4,835	4,516
Kraft Heinz Foods Co.	3.950%	7/15/25	16,554	16,288
Kraft Heinz Foods Co.	3.000%	6/1/26	16,151	14,699
Kroger Co.	4.000%	2/1/24	4,706	4,693
Kroger Co.	3.500%	2/1/26	1,575	1,497
Kroger Co.	2.650%	10/15/26	7,623	6,779
Kroger Co.	3.700%	8/1/27	4,695	4,485
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,175	2,189
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,100	4,875
Laboratory Corp. of America Holdings	3.600%	2/1/25	9,112	8,853
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,150	6,837
McCormick & Co. Inc.	3.150%	8/15/24	6,685	6,425
McCormick & Co. Inc.	3.400%	8/15/27	7,000	6,662
McKesson Corp.	3.796%	3/15/24	10,380	10,299
McKesson Corp.	3.950%	2/16/28	4,825	4,658
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,807	6,887
Medtronic Global Holdings SCA	3.350%	4/1/27	4,486	4,374

Medtronic Inc.	3.625%	3/15/24	7,400	7,436
Medtronic Inc.	3.500%	3/15/25	32,869	32,599
Merck & Co. Inc.	2.750%	2/10/25	21,452	20,597
Molson Coors Brewing Co.	3.000%	7/15/26	17,516	15,877
Mylan Inc.	4.200%	11/29/23	3,985	3,946
5 Mylan Inc.	4.550%	4/15/28	4,225	4,122
Mylan NV	3.950%	6/15/26	13,680	12,918
Newell Brands Inc.	4.000%	12/1/24	5,505	5,319
Newell Brands Inc.	3.900%	11/1/25	6,051	5,612
Newell Brands Inc.	4.200%	4/1/26	14,018	13,321
Novartis Capital Corp.	3.400%	5/6/24	19,108	19,123
Novartis Capital Corp.	3.000%	11/20/25	16,566	15,891
Novartis Capital Corp.	3.100%	5/17/27	8,544	8,187
PepsiCo Inc.	3.600%	3/1/24	8,209	8,279
PepsiCo Inc.	2.750%	4/30/25	8,037	7,688
PepsiCo Inc.	3.500%	7/17/25	6,970	6,964
PepsiCo Inc.	2.850%	2/24/26	3,664	3,472
PepsiCo Inc.	2.375%	10/6/26	12,318	11,241
PepsiCo Inc.	3.000%	10/15/27	14,620	13,944
Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,767	6,541
Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,975	9,747
Pfizer Inc.	3.400%	5/15/24	2,912	2,907
Pfizer Inc.	2.750%	6/3/26	18,905	17,795
Pfizer Inc.	3.000%	12/15/26	14,900	14,286
Pfizer Inc.	3.600%	9/15/28	8,500	8,399
Philip Morris International Inc.	3.600%	11/15/23	5,375	5,368
Philip Morris International Inc.	3.250%	11/10/24	7,537	7,363
Philip Morris International Inc.	3.375%	8/11/25	2,620	2,550
Philip Morris International Inc.	2.750%	2/25/26	8,850	8,221
Philip Morris International Inc.	3.125%	8/17/27	4,665	4,398
Philip Morris International Inc.	3.125%	3/2/28	1,725	1,625
Procter & Gamble Co.	2.700%	2/2/26	5,733	5,451
Procter & Gamble Co.	2.450%	11/3/26	13,875	12,853
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,675	1,544
Quest Diagnostics Inc.	4.250%	4/1/24	2,600	2,628
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	1,873
Quest Diagnostics Inc.	3.450%	6/1/26	8,325	7,891
Reynolds American Inc.	4.450%	6/12/25	22,723	22,913
Sanofi	3.625%	6/19/28	9,000	8,906
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,429	24,398
SSM Health Care Corp.	3.823%	6/1/27	2,900	2,868
Stryker Corp.	3.375%	5/15/24	4,725	4,634
Stryker Corp.	3.375%	11/1/25	5,816	5,592
Stryker Corp.	3.500%	3/15/26	6,780	6,562
Stryker Corp.	3.650%	3/7/28	2,500	2,431
Sutter Health	3.695%	8/15/28	3,000	2,939
Sysco Corp.	3.750%	10/1/25	5,650	5,573
Sysco Corp.	3.300%	7/15/26	7,965	7,598
Sysco Corp.	3.250%	7/15/27	11,100	10,438
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,445	6,557
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	3,817
Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,730	8,068
Thermo Fisher Scientific Inc.	3.200%	8/15/27	5,500	5,137
Tyson Foods Inc.	3.950%	8/15/24	14,593	14,550
Tyson Foods Inc.	3.550%	6/2/27	11,842	11,169
Unilever Capital Corp.	3.250%	3/7/24	4,225	4,158

Unilever Capital Corp.	2.600%	5/5/24	14,000	13,307
Unilever Capital Corp.	3.375%	3/22/25	3,000	2,958
Unilever Capital Corp.	3.100%	7/30/25	2,675	2,586
Unilever Capital Corp.	2.000%	7/28/26	5,700	5,042
Unilever Capital Corp.	2.900%	5/5/27	4,900	4,602
Unilever Capital Corp.	3.500%	3/22/28	9,525	9,334
Whirlpool Corp.	4.000%	3/1/24	2,925	2,906
Whirlpool Corp.	3.700%	5/1/25	3,025	2,925
Wyeth LLC	6.450%	2/1/24	5,016	5,723
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,222	16,521
Zoetis Inc.	4.500%	11/13/25	3,290	3,382
Zoetis Inc.	3.000%	9/12/27	8,816	8,169
Zoetis Inc.	3.900%	8/20/28	3,000	2,967

Energy (3.8%)
Anadarko Petroleum Corp.	3.450%	7/15/24	7,575	7,249
Anadarko Petroleum Corp.	5.550%	3/15/26	7,427	7,880
Andeavor	4.750%	12/15/23	11,800	12,213
Andeavor	5.125%	4/1/24	2,560	2,614
Andeavor	5.125%	12/15/26	8,975	9,403
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	7,683	7,865
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,200	6,060
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	11,550	10,826
Boardwalk Pipelines LP	3.375%	2/1/23	50	48
Boardwalk Pipelines LP	4.950%	12/15/24	4,730	4,801
Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,445
Boardwalk Pipelines LP	4.450%	7/15/27	6,112	5,886
BP Capital Markets America Inc.	3.796%	9/21/25	5,150	5,160
BP Capital Markets America Inc.	3.937%	9/21/28	7,300	7,344
BP Capital Markets plc	3.994%	9/26/23	6,800	6,923
BP Capital Markets plc	3.216%	11/28/23	5,342	5,240
BP Capital Markets plc	3.814%	2/10/24	7,727	7,801
BP Capital Markets plc	3.224%	4/14/24	9,843	9,642
BP Capital Markets plc	3.535%	11/4/24	6,830	6,768
BP Capital Markets plc	3.506%	3/17/25	10,102	9,960
BP Capital Markets plc	3.119%	5/4/26	11,634	11,077
BP Capital Markets plc	3.017%	1/16/27	8,768	8,233
BP Capital Markets plc	3.588%	4/14/27	15,029	14,721
BP Capital Markets plc	3.279%	9/19/27	10,414	9,949
Buckeye Partners LP	4.350%	10/15/24	715	699
Buckeye Partners LP	3.950%	12/1/26	10,025	9,247
Buckeye Partners LP	4.125%	12/1/27	850	784
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,695	5,637
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,791	1,768
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,285	11,980
Cenovus Energy Inc.	4.250%	4/15/27	12,299	11,884
Chevron Corp.	2.895%	3/3/24	4,158	4,044
Chevron Corp.	3.326%	11/17/25	7,114	7,004
Chevron Corp.	2.954%	5/16/26	17,420	16,581
Cimarex Energy Co.	4.375%	6/1/24	7,100	7,170
Cimarex Energy Co.	3.900%	5/15/27	8,460	8,073
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,826	10,910
Concho Resources Inc.	4.375%	1/15/25	1,300	1,303
Concho Resources Inc.	3.750%	10/1/27	13,167	12,607

Concho Resources Inc.	4.300%	8/15/28	4,450	4,433
ConocoPhillips Co.	3.350%	11/15/24	4,373	4,317
ConocoPhillips Co.	4.950%	3/15/26	11,869	12,808
Continental Resources Inc.	3.800%	6/1/24	10,923	10,705
Continental Resources Inc.	4.375%	1/15/28	8,900	8,833
Devon Energy Corp.	5.850%	12/15/25	7,680	8,358
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,791	6,696
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25	24
Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,309
Enable Midstream Partners LP	4.400%	3/15/27	6,812	6,536
Enable Midstream Partners LP	4.950%	5/15/28	7,900	7,850
Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,174
Enbridge Inc.	4.000%	10/1/23	2,300	2,317
Enbridge Inc.	3.500%	6/10/24	7,300	7,099
Enbridge Inc.	4.250%	12/1/26	9,400	9,462
Enbridge Inc.	3.700%	7/15/27	6,970	6,645
Energy Transfer Operating LP	4.900%	2/1/24	4,000	4,115
Energy Transfer Operating LP	4.050%	3/15/25	10,950	10,716
Energy Transfer Operating LP	4.750%	1/15/26	3,381	3,405
Energy Transfer Operating LP	4.200%	4/15/27	2,500	2,409
Energy Transfer Partners LP	4.950%	6/15/28	13,050	13,333
Enterprise Products Operating LLC	3.900%	2/15/24	5,800	5,849
Enterprise Products Operating LLC	3.750%	2/15/25	15,537	15,507
Enterprise Products Operating LLC	3.700%	2/15/26	6,117	6,030
Enterprise Products Operating LLC	3.950%	2/15/27	850	848
4 Enterprise Products Operating LLC	5.250%	8/16/77	4,150	3,888
4 Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,433
EOG Resources Inc.	3.150%	4/1/25	3,745	3,630
EOG Resources Inc.	4.150%	1/15/26	7,540	7,724
EQM Midstream Partners LP	4.000%	8/1/24	4,050	3,868
EQM Midstream Partners LP	4.125%	12/1/26	950	895
EQM Midstream Partners LP	5.500%	7/15/28	7,425	7,614
EQT Corp.	3.900%	10/1/27	5,822	5,453
Exxon Mobil Corp.	3.176%	3/15/24	2,770	2,745
Exxon Mobil Corp.	2.709%	3/6/25	13,503	12,933
Exxon Mobil Corp.	3.043%	3/1/26	21,625	20,879
Halliburton Co.	3.800%	11/15/25	14,045	13,920
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	5,010	5,106
Hess Corp.	3.500%	7/15/24	3,550	3,370
Hess Corp.	4.300%	4/1/27	10,414	10,066
HollyFrontier Corp.	5.875%	4/1/26	8,895	9,477
Husky Energy Inc.	4.000%	4/15/24	7,905	7,896
Kerr-McGee Corp.	6.950%	7/1/24	5,245	5,913
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,970	5,991
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,853	10,946
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,950	4,974
Kinder Morgan Inc.	4.300%	6/1/25	8,620	8,687
Kinder Morgan Inc.	4.300%	3/1/28	7,950	7,875
Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,456
Marathon Oil Corp.	3.850%	6/1/25	13,319	12,926
Marathon Oil Corp.	4.400%	7/15/27	7,600	7,597
Marathon Petroleum Corp.	3.625%	9/15/24	6,372	6,284
MPLX LP	4.500%	7/15/23	693	709
MPLX LP	4.875%	12/1/24	13,757	14,286
MPLX LP	4.000%	2/15/25	3,405	3,343
MPLX LP	4.875%	6/1/25	14,028	14,442
MPLX LP	4.125%	3/1/27	8,215	7,965

MPLX LP	4.000%	3/15/28	3,000	2,885
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,423
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,073
National Fuel Gas Co.	4.750%	9/1/28	1,750	1,705
Noble Energy Inc.	3.900%	11/15/24	7,045	6,900
Noble Energy Inc.	3.850%	1/15/28	4,050	3,818
Occidental Petroleum Corp.	3.500%	6/15/25	4,756	4,702
Occidental Petroleum Corp.	3.400%	4/15/26	16,975	16,606
Occidental Petroleum Corp.	3.000%	2/15/27	1,915	1,813
ONEOK Inc.	4.000%	7/13/27	5,750	5,558
ONEOK Inc.	4.550%	7/15/28	6,150	6,177
ONEOK Partners LP	4.900%	3/15/25	4,550	4,717
Patterson-UTI Energy Inc.	3.950%	2/1/28	3,954	3,680
Phillips 66	3.900%	3/15/28	2,800	2,760
Phillips 66 Partners LP	3.605%	2/15/25	4,925	4,743
Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,165
Phillips 66 Partners LP	3.750%	3/1/28	5,000	4,735
Pioneer Natural Resources Co.	4.450%	1/15/26	3,900	3,987
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	4,746	4,667
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	11,145	10,733
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	9,680	9,759
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	8,300	8,292
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	9,445	9,587
Sabine Pass Liquefaction LLC	5.750%	5/15/24	17,650	18,952
Sabine Pass Liquefaction LLC	5.625%	3/1/25	19,101	20,366
Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,705	20,131
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,250	11,545
Sabine Pass Liquefaction LLC	4.200%	3/15/28	10,950	10,621
Schlumberger Investment SA	3.650%	12/1/23	13,505	13,612
Shell International Finance BV	3.250%	5/11/25	16,461	16,130
Shell International Finance BV	2.875%	5/10/26	17,947	17,039
Shell International Finance BV	2.500%	9/12/26	18,025	16,637
Spectra Energy Partners LP	4.750%	3/15/24	10,832	11,169
Spectra Energy Partners LP	3.500%	3/15/25	3,625	3,486
Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,589
Suncor Energy Inc.	3.600%	12/1/24	6,375	6,309
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,116	5,084
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,136
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,000	5,673
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,138
TC PipeLines LP	3.900%	5/25/27	5,000	4,737
5 Texas Eastern Transmission LP	2.800%	10/15/22	25	24
Total Capital International SA	3.700%	1/15/24	9,991	10,070
Total Capital International SA	3.750%	4/10/24	9,574	9,653
TransCanada PipeLines Ltd.	3.750%	10/16/23	7,650	7,641
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,985	7,263
TransCanada PipeLines Ltd.	4.250%	5/15/28	8,500	8,510
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,480	1,804
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,550	2,492
Valero Energy Corp.	3.650%	3/15/25	4,200	4,109
Valero Energy Corp.	3.400%	9/15/26	12,528	11,910
Valero Energy Corp.	4.350%	6/1/28	5,000	5,014

Valero Energy Partners LP	4.375%	12/15/26	5,450	5,336
Valero Energy Partners LP	4.500%	3/15/28	2,800	2,751
Western Gas Partners LP	3.950%	6/1/25	6,800	6,457
Western Gas Partners LP	4.650%	7/1/26	5,814	5,719
Western Gas Partners LP	4.500%	3/1/28	500	481
Western Gas Partners LP	4.750%	8/15/28	1,700	1,661
Williams Cos. Inc.	4.500%	11/15/23	3,000	3,055
Williams Cos. Inc.	4.300%	3/4/24	9,041	9,095
Williams Cos. Inc.	3.900%	1/15/25	13,458	13,074
Williams Cos. Inc.	4.000%	9/15/25	11,136	10,948
Williams Cos. Inc.	3.750%	6/15/27	15,449	14,746
Williams Cos. Inc.	4.550%	6/24/24	4,000	4,063

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	4,800	5,012
CBRE Services Inc.	4.875%	3/1/26	5,660	5,763
Cintas Corp. No 2	3.700%	4/1/27	9,175	8,918
Fluor Corp.	3.500%	12/15/24	6,070	5,909
Fluor Corp.	4.250%	9/15/28	1,525	1,500

Technology (3.5%)
Adobe Inc.	3.250%	2/1/25	8,605	8,439
Alphabet Inc.	3.375%	2/25/24	5,900	5,920
Alphabet Inc.	1.998%	8/15/26	15,499	13,956
Altera Corp.	4.100%	11/15/23	8,360	8,516
Amphenol Corp.	3.200%	4/1/24	2,950	2,831
Analog Devices Inc.	3.125%	12/5/23	5,535	5,347
Analog Devices Inc.	3.900%	12/15/25	1,964	1,938
Analog Devices Inc.	3.500%	12/5/26	9,723	9,312
Apple Inc.	3.000%	2/9/24	15,074	14,769
Apple Inc.	3.450%	5/6/24	10,115	10,112
Apple Inc.	2.850%	5/11/24	16,250	15,735
Apple Inc.	2.750%	1/13/25	13,800	13,225
Apple Inc.	2.500%	2/9/25	13,426	12,657
Apple Inc.	3.200%	5/13/25	21,785	21,334
Apple Inc.	3.250%	2/23/26	31,632	30,891
Apple Inc.	2.450%	8/4/26	20,187	18,582
Apple Inc.	3.350%	2/9/27	19,363	18,901
Apple Inc.	3.200%	5/11/27	22,105	21,306
Apple Inc.	3.000%	6/20/27	10,100	9,611
Apple Inc.	2.900%	9/12/27	19,310	18,194
Apple Inc.	3.000%	11/13/27	8,723	8,304
Applied Materials Inc.	3.900%	10/1/25	6,135	6,163
Applied Materials Inc.	3.300%	4/1/27	11,026	10,579
Arrow Electronics Inc.	3.250%	9/8/24	4,900	4,634
Arrow Electronics Inc.	4.000%	4/1/25	5,225	5,047
Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,236
Autodesk Inc.	4.375%	6/15/25	2,600	2,611
Autodesk Inc.	3.500%	6/15/27	4,400	4,100
Avnet Inc.	4.625%	4/15/26	4,930	4,909
Baidu Inc.	4.125%	6/30/25	4,000	3,947
Baidu Inc.	3.625%	7/6/27	5,725	5,368
Baidu Inc.	4.375%	3/29/28	4,500	4,432
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	18,277	17,769
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	13,250	12,307

Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	52,095	49,158
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,770	3,560
CA Inc.	4.700%	3/15/27	3,225	3,189
Cadence Design Systems Inc.	4.375%	10/15/24	3,025	3,031
Cisco Systems Inc.	3.625%	3/4/24	9,557	9,679
Cisco Systems Inc.	2.950%	2/28/26	6,440	6,152
Cisco Systems Inc.	2.500%	9/20/26	14,003	12,950
Citrix Systems Inc.	4.500%	12/1/27	6,475	6,248
5 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	40,908	43,589
DXC Technology Co.	4.250%	4/15/24	7,450	7,459
DXC Technology Co.	4.750%	4/15/27	5,015	5,141
Fidelity National Information Services Inc.	3.875%	6/5/24	3,613	3,607
Fidelity National Information Services Inc.	5.000%	10/15/25	6,425	6,742
Fidelity National Information Services Inc.	3.000%	8/15/26	14,856	13,724
Fiserv Inc.	3.800%	10/1/23	8,370	8,383
Fiserv Inc.	3.850%	6/1/25	7,984	7,917
Flex Ltd.	4.750%	6/15/25	4,500	4,524
Hewlett Packard Enterprise Co.	4.900%	10/15/25	24,611	25,238
Intel Corp.	2.875%	5/11/24	15,321	14,855
Intel Corp.	3.700%	7/29/25	25,904	26,053
Intel Corp.	2.600%	5/19/26	4,548	4,237
International Business Machines Corp.	3.625%	2/12/24	15,840	15,892
International Business Machines Corp.	3.450%	2/19/26	20,521	20,239
International Business Machines Corp.	3.300%	1/27/27	4,320	4,214
International Business Machines Corp.	6.220%	8/1/27	2,800	3,276
Jabil Inc.	3.950%	1/12/28	4,325	4,063
Juniper Networks Inc.	4.500%	3/15/24	2,970	3,021
Juniper Networks Inc.	4.350%	6/15/25	3,900	3,879
Keysight Technologies Inc.	4.550%	10/30/24	5,175	5,211
Keysight Technologies Inc.	4.600%	4/6/27	6,025	6,028
KLA-Tencor Corp.	4.650%	11/1/24	10,780	11,034
Lam Research Corp.	3.800%	3/15/25	4,500	4,468
Marvell Technology Group Ltd.	4.875%	6/22/28	5,250	5,276
Maxim Integrated Products Inc.	3.450%	6/15/27	4,500	4,226
Microsoft Corp.	3.625%	12/15/23	11,204	11,384
Microsoft Corp.	2.875%	2/6/24	21,219	20,743
Microsoft Corp.	2.700%	2/12/25	20,280	19,424
Microsoft Corp.	3.125%	11/3/25	25,740	25,132
Microsoft Corp.	2.400%	8/8/26	36,338	33,440
Microsoft Corp.	3.300%	2/6/27	31,770	31,169
Motorola Solutions Inc.	4.000%	9/1/24	7,450	7,282
Motorola Solutions Inc.	4.600%	2/23/28	7,300	7,140
NetApp Inc.	3.300%	9/29/24	3,777	3,588
NVIDIA Corp.	3.200%	9/16/26	9,350	8,934
Oracle Corp.	3.400%	7/8/24	19,489	19,361
Oracle Corp.	2.950%	11/15/24	24,290	23,408
Oracle Corp.	2.950%	5/15/25	13,028	12,493
Oracle Corp.	2.650%	7/15/26	28,951	26,847
Oracle Corp.	3.250%	11/15/27	17,969	17,275
QUALCOMM Inc.	2.900%	5/20/24	14,706	14,043
QUALCOMM Inc.	3.450%	5/20/25	18,384	17,868
QUALCOMM Inc.	3.250%	5/20/27	9,570	8,981
salesforce.com Inc.	3.700%	4/11/28	13,400	13,258
Seagate HDD Cayman	4.875%	3/1/24	4,325	4,238
Seagate HDD Cayman	4.750%	1/1/25	8,405	8,027

Seagate HDD Cayman	4.875%	6/1/27	6,025	5,648
Tech Data Corp.	4.950%	2/15/27	4,550	4,451
Texas Instruments Inc.	2.625%	5/15/24	2,600	2,485
Texas Instruments Inc.	2.900%	11/3/27	4,300	4,045
Total System Services Inc.	4.800%	4/1/26	5,155	5,281
Total System Services Inc.	4.450%	6/1/28	4,000	3,987
Trimble Inc.	4.750%	12/1/24	3,877	3,919
Trimble Inc.	4.900%	6/15/28	2,550	2,577
Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,113
Tyco Electronics Group SA	3.700%	2/15/26	3,147	3,069
Tyco Electronics Group SA	3.125%	8/15/27	5,000	4,654
Verisk Analytics Inc.	4.000%	6/15/25	7,784	7,678
VMware Inc.	3.900%	8/21/27	9,621	9,084
Xerox Corp.	3.625%	3/15/23	3,000	2,846
Xilinx Inc.	2.950%	6/1/24	6,475	6,144

Transportation (0.9%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,939	2,909
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,500	2,434
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	4,352	4,168
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	2,275	2,209
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,311	1,297
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	1,809	1,751
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,610	4,342
4 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	2,062	2,059
4 BNSF Funding Trust I	6.613%	12/15/55	100	111
Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,533	4,583
Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,467	3,440
Burlington Northern Santa Fe LLC	3.000%	4/1/25	6,737	6,499
Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,075	5,086
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,054
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,600	5,461
Canadian National Railway Co.	2.950%	11/21/24	3,340	3,219
Canadian National Railway Co.	2.750%	3/1/26	4,010	3,759
Canadian Pacific Railway Co.	2.900%	2/1/25	4,618	4,386
Canadian Pacific Railway Co.	4.000%	6/1/28	4,500	4,537
CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	5,910
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,991	8,019
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	5,060	5,064
CSX Corp.	3.700%	11/1/23	4,275	4,295
CSX Corp.	3.400%	8/1/24	5,920	5,844
CSX Corp.	3.350%	11/1/25	8,850	8,581
CSX Corp.	2.600%	11/1/26	4,650	4,218
CSX Corp.	3.250%	6/1/27	6,780	6,418
CSX Corp.	3.800%	3/1/28	7,500	7,389
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	1,001	984

Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,433
FedEx Corp.	4.000%	1/15/24	5,431	5,551
FedEx Corp.	3.200%	2/1/25	7,350	7,155
FedEx Corp.	3.250%	4/1/26	9,400	9,051
FedEx Corp.	3.300%	3/15/27	4,000	3,797
FedEx Corp.	3.400%	2/15/28	5,000	4,770
Kirby Corp.	4.200%	3/1/28	4,900	4,801
Norfolk Southern Corp.	3.850%	1/15/24	2,075	2,088
Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,090
Norfolk Southern Corp.	3.650%	8/1/25	1,800	1,782
Norfolk Southern Corp.	2.900%	6/15/26	3,690	3,460
Norfolk Southern Corp.	7.800%	5/15/27	450	566
Norfolk Southern Corp.	3.150%	6/1/27	2,410	2,279
Norfolk Southern Corp.	3.800%	8/1/28	5,800	5,732
Southwest Airlines Co.	3.000%	11/15/26	3,270	3,019
Southwest Airlines Co.	3.450%	11/16/27	2,900	2,759
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,171	1,231
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,482	1,464
Trinity Industries Inc.	4.550%	10/1/24	3,185	3,061
Union Pacific Corp.	3.646%	2/15/24	4,510	4,492
Union Pacific Corp.	3.750%	3/15/24	1,645	1,639
Union Pacific Corp.	3.250%	1/15/25	6,428	6,248
Union Pacific Corp.	3.750%	7/15/25	5,500	5,486
Union Pacific Corp.	3.250%	8/15/25	6,120	5,902
Union Pacific Corp.	2.750%	3/1/26	7,459	6,942
Union Pacific Corp.	3.000%	4/15/27	1,308	1,234
Union Pacific Corp.	3.950%	9/10/28	7,000	7,014
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	4,285	4,338
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,248	4,243
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	6,021	5,958
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	1,807	1,744
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	947	908
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,936	2,772
United Parcel Service Inc.	2.800%	11/15/24	3,250	3,119
United Parcel Service Inc.	2.400%	11/15/26	3,100	2,823
United Parcel Service Inc.	3.050%	11/15/27	10,100	9,627
4 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	394	420
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	3,123	3,093
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	857	869
				7,342,110
Utilities (2.2%)
Electric (1.9%)
5 AEP Texas Inc.	3.950%	6/1/28	3,000	2,980
AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,203
Alabama Power Co.	3.550%	12/1/23	3,600	3,594
Ameren Corp.	3.650%	2/15/26	2,662	2,576

Ameren Illinois Co.	3.250%	3/1/25	2,700	2,631
Ameren Illinois Co.	3.800%	5/15/28	4,200	4,215
American Electric Power Co. Inc.	3.200%	11/13/27	2,500	2,344
Appalachian Power Co.	3.400%	6/1/25	2,000	1,948
Arizona Public Service Co.	3.150%	5/15/25	3,950	3,809
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,534
Avangrid Inc.	3.150%	12/1/24	5,775	5,492
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,000	2,704
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,925	6,958
Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,811	3,746
Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,000	4,726
Black Hills Corp.	4.250%	11/30/23	2,218	2,249
Black Hills Corp.	3.950%	1/15/26	4,150	4,069
Black Hills Corp.	3.150%	1/15/27	3,700	3,400
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,800	1,637
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,122
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	4,690
Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	271
CMS Energy Corp.	3.000%	5/15/26	3,000	2,810
CMS Energy Corp.	3.450%	8/15/27	3,250	3,121
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,089
Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,806
Commonwealth Edison Co.	3.700%	8/15/28	4,700	4,675
Connecticut Light & Power Co.	3.200%	3/15/27	3,775	3,619
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,225	3,072
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	2,000	2,006
Delmarva Power & Light Co.	3.500%	11/15/23	4,275	4,252
Dominion Energy Inc.	3.625%	12/1/24	4,527	4,429
Dominion Energy Inc.	3.900%	10/1/25	5,930	5,829
Dominion Energy Inc.	2.850%	8/15/26	3,800	3,453
Dominion Energy Inc.	4.250%	6/1/28	1,750	1,752
4 Dominion Energy Inc.	5.750%	10/1/54	4,600	4,783
DTE Electric Co.	3.650%	3/15/24	6,050	6,063
DTE Electric Co.	3.375%	3/1/25	1,675	1,642
DTE Energy Co.	3.850%	12/1/23	2,363	2,371
DTE Energy Co.	3.500%	6/1/24	4,483	4,402
DTE Energy Co.	2.850%	10/1/26	5,703	5,231
DTE Energy Co.	3.800%	3/15/27	5,175	5,053
Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,323
Duke Energy Corp.	3.950%	10/15/23	3,612	3,647
Duke Energy Corp.	3.750%	4/15/24	14,077	14,073
Duke Energy Corp.	2.650%	9/1/26	2,754	2,496
Duke Energy Corp.	3.150%	8/15/27	7,000	6,503
Duke Energy Florida LLC	3.200%	1/15/27	5,000	4,808
Duke Energy Florida LLC	3.800%	7/15/28	2,800	2,792
Duke Energy Progress LLC	3.250%	8/15/25	5,154	5,007
Duke Energy Progress LLC	3.700%	9/1/28	4,500	4,454
Edison International	4.125%	3/15/28	5,100	5,049
Emera US Finance LP	3.550%	6/15/26	8,985	8,466
Enel Americas SA	4.000%	10/25/26	1,000	950
Enel Chile SA	4.875%	6/12/28	8,500	8,572
Enel Generacion Chile SA	4.250%	4/15/24	765	756
Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,503
Entergy Arkansas Inc.	3.500%	4/1/26	6,172	6,067
Entergy Corp.	2.950%	9/1/26	8,255	7,580
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,670	5,076
Entergy Louisiana LLC	5.400%	11/1/24	1,735	1,888

Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,297
Entergy Louisiana LLC	3.120%	9/1/27	5,475	5,158
Entergy Louisiana LLC	3.250%	4/1/28	4,000	3,797
Entergy Mississippi Inc.	2.850%	6/1/28	1,085	993
Eversource Energy	2.900%	10/1/24	3,600	3,414
Eversource Energy	3.150%	1/15/25	3,810	3,659
Eversource Energy	3.300%	1/15/28	5,000	4,714
Exelon Corp.	3.950%	6/15/25	10,918	10,877
Exelon Corp.	3.400%	4/15/26	6,607	6,292
FirstEnergy Corp.	3.900%	7/15/27	14,929	14,512
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,678
Florida Power & Light Co.	3.125%	12/1/25	4,850	4,701
Fortis Inc.	3.055%	10/4/26	20,529	18,835
Georgia Power Co.	3.250%	4/1/26	4,636	4,357
Georgia Power Co.	3.250%	3/30/27	2,839	2,640
Gulf Power Co.	3.300%	5/30/27	3,075	2,929
Indiana Michigan Power Co.	3.850%	5/15/28	3,400	3,383
Interstate Power & Light Co.	3.250%	12/1/24	5,000	4,843
Interstate Power & Light Co.	4.100%	9/26/28	4,250	4,276
IPALCO Enterprises Inc.	3.700%	9/1/24	1,189	1,144
ITC Holdings Corp.	3.650%	6/15/24	5,320	5,200
ITC Holdings Corp.	3.250%	6/30/26	3,825	3,603
ITC Holdings Corp.	3.350%	11/15/27	7,750	7,287
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,724
MidAmerican Energy Co.	3.500%	10/15/24	6,170	6,145
MidAmerican Energy Co.	3.100%	5/1/27	575	548
Mississippi Power Co.	3.950%	3/30/28	3,000	2,939
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,440	6,203
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,850	4,613
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	3,970	3,851
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	3,200	3,016
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	3,500	3,397
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,575	3,645
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,046	9,640
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,875
NSTAR Electric Co.	3.200%	5/15/27	2,655	2,540
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,400	3,336
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	2,962
Pacific Gas & Electric Co.	3.850%	11/15/23	350	347
Pacific Gas & Electric Co.	3.750%	2/15/24	8,263	8,087
Pacific Gas & Electric Co.	3.400%	8/15/24	5,580	5,334
Pacific Gas & Electric Co.	3.500%	6/15/25	6,480	6,183
Pacific Gas & Electric Co.	2.950%	3/1/26	6,337	5,763
Pacific Gas & Electric Co.	3.300%	12/1/27	8,750	7,997
PacifiCorp	3.600%	4/1/24	3,575	3,562
Potomac Electric Power Co.	3.600%	3/15/24	300	300
PPL Capital Funding Inc.	3.950%	3/15/24	1,568	1,564
PPL Capital Funding Inc.	3.100%	5/15/26	7,636	7,096
Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,116
Public Service Co. of New Hampshire	3.500%	11/1/23	1,550	1,546
Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,650

Public Service Electric & Gas Co.	2.250%	9/15/26	3,875	3,470
Public Service Electric & Gas Co.	3.000%	5/15/27	2,000	1,886
Public Service Electric & Gas Co.	3.700%	5/1/28	3,500	3,471
Puget Energy Inc.	3.650%	5/15/25	6,465	6,209
San Diego Gas & Electric Co.	2.500%	5/15/26	4,650	4,238
Scottish Power Ltd.	5.810%	3/15/25	900	981
Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,403
Southern California Edison Co.	3.500%	10/1/23	4,534	4,500
Southern California Edison Co.	3.700%	8/1/25	2,050	2,038
Southern California Edison Co.	3.650%	3/1/28	3,750	3,652
Southern Co.	3.250%	7/1/26	9,620	8,988
Southern Power Co.	4.150%	12/1/25	7,455	7,340
Southwestern Electric Power Co.	2.750%	10/1/26	8,750	8,000
Southwestern Electric Power Co.	4.100%	9/15/28	6,400	6,382
Southwestern Public Service Co.	3.300%	6/15/24	2,650	2,599
Tucson Electric Power Co.	3.050%	3/15/25	750	707
Union Electric Co.	3.500%	4/15/24	3,375	3,357
Union Electric Co.	2.950%	6/15/27	3,500	3,278
Virginia Electric & Power Co.	3.450%	2/15/24	2,000	1,977
Virginia Electric & Power Co.	3.100%	5/15/25	3,200	3,073
Virginia Electric & Power Co.	3.150%	1/15/26	7,630	7,338
Virginia Electric & Power Co.	2.950%	11/15/26	6,192	5,813
Virginia Electric & Power Co.	3.500%	3/15/27	3,964	3,875
Virginia Electric & Power Co.	3.800%	4/1/28	7,350	7,342
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,565
Westar Energy Inc.	2.550%	7/1/26	3,835	3,510
Westar Energy Inc.	3.100%	4/1/27	2,877	2,719
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,538
Xcel Energy Inc.	3.300%	6/1/25	5,800	5,593
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,550
Xcel Energy Inc.	4.000%	6/15/28	4,725	4,731

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,459
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,825	2,793
NiSource Finance Corp.	3.490%	5/15/27	9,000	8,508
ONE Gas Inc.	3.610%	2/1/24	1,845	1,833
Sempra Energy	4.050%	12/1/23	6,500	6,522
Sempra Energy	3.750%	11/15/25	7,011	6,821
Sempra Energy	3.250%	6/15/27	8,891	8,260
Sempra Energy	3.400%	2/1/28	9,100	8,506
Southern California Gas Co.	2.600%	6/15/26	11,000	10,123
Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,050	2,858
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,427
Southwest Gas Corp.	3.700%	4/1/28	2,600	2,502

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,559
American Water Capital Corp.	3.400%	3/1/25	6,018	5,902
American Water Capital Corp.	2.950%	9/1/27	5,550	5,172
American Water Capital Corp.	3.750%	9/1/28	4,000	3,969
				696,271
Total Corporate Bonds (Cost $13,177,314)				12,756,697
Sovereign Bonds (5.3%)
Asian Development Bank	2.000%	1/22/25	15,680	14,652
Asian Development Bank	2.125%	3/19/25	2,325	2,183

Asian Development Bank	2.000%	4/24/26	8,375	7,708
Asian Development Bank	1.750%	8/14/26	15,700	14,134
Asian Development Bank	2.625%	1/12/27	10,000	9,575
Asian Development Bank	2.375%	8/10/27	2,800	2,624
Asian Development Bank	2.500%	11/2/27	17,245	16,295
Asian Development Bank	2.750%	1/19/28	5,800	5,590
Asian Development Bank	5.820%	6/16/28	3,980	4,700
Asian Development Bank	3.125%	9/26/28	6,500	6,446
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,775	17,011
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	6,600	6,626
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,900	20,073
Ecopetrol SA	4.125%	1/16/25	7,168	7,007
Ecopetrol SA	5.375%	6/26/26	11,490	11,849
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	2,000	1,960
Equinor ASA	2.650%	1/15/24	15,969	15,307
Equinor ASA	3.700%	3/1/24	4,458	4,491
Equinor ASA	3.250%	11/10/24	8,320	8,172
Equinor ASA	7.250%	9/23/27	6,375	7,977
Equinor ASA	6.800%	1/15/28	435	523
Equinor ASA	3.625%	9/10/28	3,800	3,766
European Investment Bank	3.250%	1/29/24	30,885	31,057
European Investment Bank	2.500%	10/15/24	8,725	8,413
European Investment Bank	1.875%	2/10/25	35,440	32,807
European Investment Bank	2.125%	4/13/26	2,800	2,601
European Investment Bank	2.375%	5/24/27	18,415	17,270
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,123
Export-Import Bank of Korea	2.875%	1/21/25	13,800	12,969
Export-Import Bank of Korea	3.250%	11/10/25	10,200	9,728
Export-Import Bank of Korea	2.625%	5/26/26	13,000	11,829
Export-Import Bank of Korea	3.250%	8/12/26	4,400	4,167
Export-Import Bank of Korea	2.375%	4/21/27	200	176
Hydro-Quebec	8.050%	7/7/24	7,790	9,473
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	4,620
Inter-American Development Bank	3.000%	10/4/23	7,180	7,149
Inter-American Development Bank	3.000%	2/21/24	26,550	26,360
Inter-American Development Bank	2.125%	1/15/25	12,150	11,441
Inter-American Development Bank	7.000%	6/15/25	4,365	5,260
Inter-American Development Bank	2.000%	6/2/26	5,850	5,390
Inter-American Development Bank	2.375%	7/7/27	29,153	27,340
Inter-American Development Bank	3.125%	9/18/28	23,000	22,808
International Bank for Reconstruction &
Development	2.500%	11/25/24	49,750	48,104
International Bank for Reconstruction &
Development	2.125%	3/3/25	1,120	1,055
International Bank for Reconstruction &
Development	2.500%	7/29/25	24,200	23,248
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,340
International Bank for Reconstruction &
Development	1.875%	10/27/26	12,500	11,361
International Bank for Reconstruction &
Development	2.500%	11/22/27	22,995	21,721
International Finance Corp.	2.125%	4/7/26	8,550	7,955
6 Japan Bank for International Cooperation	3.000%	5/29/24	18,350	17,961
6 Japan Bank for International Cooperation	2.125%	2/10/25	22,705	21,033
6 Japan Bank for International Cooperation	2.500%	5/28/25	1,100	1,041

6 Japan Bank for International Cooperation	2.750%	1/21/26	10,000	9,574
6 Japan Bank for International Cooperation	2.375%	4/20/26	6,000	5,569
6 Japan Bank for International Cooperation	2.250%	11/4/26	21,800	19,903
6 Japan Bank for International Cooperation	2.875%	6/1/27	20,800	19,905
6 Japan Bank for International Cooperation	2.875%	7/21/27	16,000	15,290
6 Japan Bank for International Cooperation	2.750%	11/16/27	7,740	7,299
6 Japan Bank for International Cooperation	3.250%	7/20/28	10,500	10,306
6 Japan International Cooperation Agency	2.750%	4/27/27	8,600	8,111
6 Japan International Cooperation Agency	3.375%	6/12/28	4,700	4,654
7 KFW	2.500%	11/20/24	56,190	54,151
7 KFW	2.000%	5/2/25	20,000	18,625
7 KFW	2.875%	4/3/28	14,200	13,854
Korea Development Bank	3.750%	1/22/24	8,050	8,013
Korea Development Bank	3.000%	1/13/26	10,000	9,359
Korea Development Bank	2.000%	9/12/26	8,750	7,567
7 Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,280	13,332
7 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	12,188
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	13,425
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,640	15,695
4 Oriental Republic of Uruguay	4.500%	8/14/24	14,301	14,721
4 Oriental Republic of Uruguay	4.375%	10/27/27	19,650	19,969
Petroleos Mexicanos	4.875%	1/18/24	25,120	24,946
4 Petroleos Mexicanos	2.290%	2/15/24	1,045	1,020
Petroleos Mexicanos	4.250%	1/15/25	9,175	8,696
Petroleos Mexicanos	4.500%	1/23/26	3,125	2,922
Petroleos Mexicanos	6.875%	8/4/26	26,650	27,997
Petroleos Mexicanos	6.500%	3/13/27	60,240	61,436
5 Petroleos Mexicanos	5.350%	2/12/28	8,650	8,148
Province of Alberta	3.300%	3/15/28	11,580	11,381
Province of British Columbia	6.500%	1/15/26	1,935	2,290
Province of British Columbia	2.250%	6/2/26	8,540	7,896
Province of Manitoba	3.050%	5/14/24	7,140	7,004
Province of Manitoba	2.125%	6/22/26	4,000	3,635
Province of New Brunswick	3.625%	2/24/28	4,700	4,715
Province of Ontario	3.200%	5/16/24	7,600	7,532
Province of Ontario	2.500%	4/27/26	7,500	7,037
Province of Quebec	7.125%	2/9/24	8,325	9,748
Province of Quebec	2.875%	10/16/24	14,020	13,686
Province of Quebec	2.500%	4/20/26	14,000	13,191
Province of Quebec	2.750%	4/12/27	16,900	16,088
Republic of Chile	3.125%	3/27/25	420	407
Republic of Chile	3.125%	1/21/26	14,038	13,491
4 Republic of Chile	3.240%	2/6/28	14,375	13,775
Republic of Colombia	4.000%	2/26/24	18,475	18,503
Republic of Colombia	8.125%	5/21/24	6,140	7,379
4 Republic of Colombia	4.500%	1/28/26	10,861	11,089
4 Republic of Colombia	3.875%	4/25/27	22,100	21,458
Republic of Finland	6.950%	2/15/26	695	838
Republic of Hungary	5.750%	11/22/23	26,683	28,918
Republic of Hungary	5.375%	3/25/24	10,066	10,783
5 Republic of Indonesia	3.850%	7/18/27	300	286
Republic of Indonesia	3.500%	1/11/28	13,250	12,336
Republic of Indonesia	4.100%	4/24/28	9,000	8,727
Republic of Italy	6.875%	9/27/23	24,465	26,508
Republic of Korea	5.625%	11/3/25	1,775	1,992
Republic of Korea	2.750%	1/19/27	13,500	12,670
4 Republic of Panama	4.000%	9/22/24	17,080	17,302

4	Republic of Panama	3.750%	3/16/25	15,895	15,784
	Republic of Panama	7.125%	1/29/26	11,869	14,118
	Republic of Panama	8.875%	9/30/27	11,920	16,074
	Republic of Peru	7.350%	7/21/25	17,415	21,283
	Republic of Peru	4.125%	8/25/27	7,060	7,267
	Republic of Poland	4.000%	1/22/24	22,747	23,202
	Republic of Poland	3.250%	4/6/26	7,175	6,968
	Republic of the Philippines	4.200%	1/21/24	11,380	11,693
	Republic of the Philippines	9.500%	10/21/24	3,400	4,420
	Republic of the Philippines	10.625%	3/16/25	9,495	13,139
	Republic of the Philippines	5.500%	3/30/26	13,475	14,890
	Republic of the Philippines	3.000%	2/1/28	19,000	17,696
	State of Israel	2.875%	3/16/26	10,000	9,458
	State of Israel	3.250%	1/17/28	9,500	9,127
	United Mexican States	4.000%	10/2/23	21,915	22,057
	United Mexican States	3.600%	1/30/25	22,480	21,841
	United Mexican States	4.125%	1/21/26	30,885	30,598
	United Mexican States	11.500%	5/15/26	500	729
	United Mexican States	4.150%	3/28/27	36,825	36,220
	United Mexican States	3.750%	1/11/28	15,630	14,881
Total Sovereign Bonds (Cost $1,719,244)					1,658,254
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP
	Settlement Revenue	3.163%	9/15/25	2,070	2,032
	California GO	6.650%	3/1/22	3,500	3,818
	California GO	3.375%	4/1/25	4,575	4,531
	California GO	3.500%	4/1/28	3,600	3,523
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.814%	7/1/24	190	183
	Oregon GO	5.892%	6/1/27	13,900	15,942
8	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,661
9	Oregon School Boards Association GO	5.550%	6/30/28	875	975
	Regents of the University of California
	Revenue	3.063%	7/1/25	9,500	9,220
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	3,100	2,881
	Utah GO	4.554%	7/1/24	9,895	10,308
	Utah GO	3.539%	7/1/25	65	65
	Wisconsin General Fund Annual Appropriation
	Revenue	3.154%	5/1/27	3,300	3,165
8	Wisconsin GO	5.700%	5/1/26	3,245	3,555
Total Taxable Municipal Bonds (Cost $63,748)					61,859
				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
10	Vanguard Market Liquidity Fund (Cost $400,064)	2.209%		4,000,677	400,068
Total Investments (100.4%) (Cost $32,720,473)					31,465,749
Other Assets and Liabilities-Net (-0.4%)					(128,594)
Net Assets (100%)					31,337,155

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $305,277,000, representing 1.0% of net assets.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	16,588,871	—
Corporate Bonds	—	12,756,697	—
Sovereign Bonds	—	1,658,254	—
Taxable Municipal Bonds	—	61,859	—
Temporary Cash Investments	400,068	—	—
Total	400,068	31,065,681	—

Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (41.8%)
U.S. Government Securities (40.2%)
United States Treasury Note/Bond	2.875%	5/15/28	275	271
United States Treasury Note/Bond	2.875%	8/15/28	46,280	45,578
United States Treasury Note/Bond	5.250%	11/15/28	15,869	18,874
United States Treasury Note/Bond	5.250%	2/15/29	15,576	18,594
United States Treasury Note/Bond	6.125%	8/15/29	17,365	22,254
United States Treasury Note/Bond	6.250%	5/15/30	24,140	31,616
United States Treasury Note/Bond	5.375%	2/15/31	35,125	43,401
United States Treasury Note/Bond	4.500%	2/15/36	44,495	52,789
United States Treasury Note/Bond	4.750%	2/15/37	14,060	17,267
United States Treasury Note/Bond	5.000%	5/15/37	28,104	35,565
United States Treasury Note/Bond	4.375%	2/15/38	24,578	28,998
United States Treasury Note/Bond	4.500%	5/15/38	28,335	33,993
United States Treasury Note/Bond	3.500%	2/15/39	44,117	46,461
United States Treasury Note/Bond	4.250%	5/15/39	39,912	46,528
United States Treasury Note/Bond	4.500%	8/15/39	43,381	52,254
United States Treasury Note/Bond	4.375%	11/15/39	51,255	60,801
United States Treasury Note/Bond	4.625%	2/15/40	56,261	68,973
United States Treasury Note/Bond	4.375%	5/15/40	62,098	73,761
United States Treasury Note/Bond	3.875%	8/15/40	61,315	68,069
United States Treasury Note/Bond	4.250%	11/15/40	59,500	69,605
United States Treasury Note/Bond	4.750%	2/15/41	62,480	78,149
United States Treasury Note/Bond	4.375%	5/15/41	47,545	56,653
United States Treasury Note/Bond	3.750%	8/15/41	54,075	59,001
United States Treasury Note/Bond	3.125%	11/15/41	49,577	49,066
United States Treasury Note/Bond	3.125%	2/15/42	68,902	68,170
United States Treasury Note/Bond	3.000%	5/15/42	62,000	60,023
United States Treasury Note/Bond	2.750%	8/15/42	86,633	80,203
United States Treasury Note/Bond	2.750%	11/15/42	105,618	97,714
United States Treasury Note/Bond	3.125%	2/15/43	110,665	109,299
United States Treasury Note/Bond	2.875%	5/15/43	152,095	143,754
United States Treasury Note/Bond	3.625%	8/15/43	113,500	121,747
United States Treasury Note/Bond	3.750%	11/15/43	143,560	157,154
United States Treasury Note/Bond	3.625%	2/15/44	142,444	152,972
United States Treasury Note/Bond	3.375%	5/15/44	139,212	143,497
United States Treasury Note/Bond	3.125%	8/15/44	132,838	131,115
United States Treasury Note/Bond	3.000%	11/15/44	143,056	138,049
United States Treasury Note/Bond	2.500%	2/15/45	114,792	100,497
United States Treasury Note/Bond	3.000%	5/15/45	144,455	139,331
United States Treasury Note/Bond	2.875%	8/15/45	132,712	124,915
United States Treasury Note/Bond	3.000%	11/15/45	93,850	90,477
United States Treasury Note/Bond	2.500%	2/15/46	128,432	112,036
United States Treasury Note/Bond	2.500%	5/15/46	142,466	124,190
United States Treasury Note/Bond	2.250%	8/15/46	136,279	112,472
United States Treasury Note/Bond	2.875%	11/15/46	144,764	136,102
United States Treasury Note/Bond	3.000%	2/15/47	132,644	127,773
United States Treasury Note/Bond	3.000%	5/15/47	101,571	97,794
United States Treasury Note/Bond	2.750%	8/15/47	139,746	127,933
United States Treasury Note/Bond	2.750%	11/15/47	137,011	125,387
United States Treasury Note/Bond	3.000%	2/15/48	144,820	139,344

United States Treasury Note/Bond	3.125%	5/15/48	151,381	149,300
United States Treasury Note/Bond	3.000%	8/15/48	124,625	119,893
				4,309,662
Agency Bonds and Notes (1.6%)
1 Federal Home Loan Banks	5.625%	3/14/36	1,000	1,269
1 Federal Home Loan Banks	5.500%	7/15/36	8,965	11,340
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,474
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,285	21,779
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,412	25,426
2 Federal National Mortgage Assn.	6.250%	5/15/29	16,280	20,497
2 Federal National Mortgage Assn.	7.125%	1/15/30	9,175	12,394
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,290	14,110
2 Federal National Mortgage Assn.	6.625%	11/15/30	9,050	11,936
2 Federal National Mortgage Assn.	5.625%	7/15/37	6,080	7,859
2 Federal National Mortgage Assn.	6.210%	8/6/38	700	966
1 Tennessee Valley Authority	7.125%	5/1/30	3,970	5,343
1 Tennessee Valley Authority	4.650%	6/15/35	4,510	5,059
1 Tennessee Valley Authority	5.880%	4/1/36	4,535	5,808
1 Tennessee Valley Authority	5.980%	4/1/36	1,000	1,295
1 Tennessee Valley Authority	6.150%	1/15/38	2,450	3,269
1 Tennessee Valley Authority	5.500%	6/15/38	1,175	1,462
1 Tennessee Valley Authority	5.250%	9/15/39	10,650	12,957
1 Tennessee Valley Authority	4.875%	1/15/48	2,650	3,141
1 Tennessee Valley Authority	5.375%	4/1/56	1,950	2,548
1 Tennessee Valley Authority	4.625%	9/15/60	1,400	1,626
1 Tennessee Valley Authority	4.250%	9/15/65	3,500	3,796
				176,354
Total U.S. Government and Agency Obligations (Cost $4,607,439)				4,486,016
Corporate Bonds (49.4%)
Finance (8.4%)
Banking (4.3%)
American Express Co.	4.050%	12/3/42	2,116	2,034
Bank of America Corp.	6.110%	1/29/37	6,050	6,970
3 Bank of America Corp.	4.244%	4/24/38	6,980	6,793
Bank of America Corp.	7.750%	5/14/38	5,809	7,838
Bank of America Corp.	5.875%	2/7/42	5,500	6,482
Bank of America Corp.	5.000%	1/21/44	9,641	10,278
Bank of America Corp.	4.875%	4/1/44	5,598	5,865
Bank of America Corp.	4.750%	4/21/45	1,990	2,009
3 Bank of America Corp.	4.443%	1/20/48	2,500	2,486
3 Bank of America Corp.	3.946%	1/23/49	2,530	2,319
Bank of America NA	6.000%	10/15/36	4,524	5,352
Bank of New York Mellon Corp.	3.000%	10/30/28	1,030	939
Bank of New York Mellon Corp.	3.300%	8/23/29	3,021	2,812
Barclays plc	5.250%	8/17/45	2,500	2,420
Barclays plc	4.950%	1/10/47	5,310	4,902
Citigroup Inc.	6.625%	6/15/32	3,600	4,248
Citigroup Inc.	5.875%	2/22/33	1,000	1,090
Citigroup Inc.	6.000%	10/31/33	3,251	3,646
Citigroup Inc.	6.125%	8/25/36	2,033	2,302
3 Citigroup Inc.	3.878%	1/24/39	3,275	3,011
Citigroup Inc.	8.125%	7/15/39	7,234	10,403
Citigroup Inc.	5.875%	1/30/42	3,280	3,808
Citigroup Inc.	6.675%	9/13/43	3,369	4,137
Citigroup Inc.	4.950%	11/7/43	1,983	1,956
Citigroup Inc.	5.300%	5/6/44	4,875	5,101

Citigroup Inc.	4.650%	7/30/45	900	906
Citigroup Inc.	4.750%	5/18/46	4,065	3,975
3 Citigroup Inc.	4.281%	4/24/48	3,275	3,136
Citigroup Inc.	4.650%	7/23/48	7,750	7,854
Cooperatieve Rabobank UA	5.250%	5/24/41	2,525	2,812
Cooperatieve Rabobank UA	5.750%	12/1/43	1,955	2,179
Cooperatieve Rabobank UA	5.250%	8/4/45	7,091	7,407
4 Credit Suisse Group AG	4.282%	1/9/28	1,425	1,383
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,545	6,640
Credit Suisse USA Inc.	7.125%	7/15/32	1,595	2,032
Fifth Third Bancorp	8.250%	3/1/38	3,565	4,842
First Republic Bank	4.375%	8/1/46	1,300	1,190
First Republic Bank	4.625%	2/13/47	1,575	1,517
Goldman Sachs Capital I	6.345%	2/15/34	3,850	4,456
Goldman Sachs Group Inc.	6.450%	5/1/36	3,592	4,188
Goldman Sachs Group Inc.	6.750%	10/1/37	17,190	20,645
3 Goldman Sachs Group Inc.	4.017%	10/31/38	8,570	7,931
3 Goldman Sachs Group Inc.	4.411%	4/23/39	5,400	5,217
Goldman Sachs Group Inc.	6.250%	2/1/41	8,380	10,102
Goldman Sachs Group Inc.	4.800%	7/8/44	6,625	6,754
Goldman Sachs Group Inc.	5.150%	5/22/45	7,155	7,304
Goldman Sachs Group Inc.	4.750%	10/21/45	6,121	6,188
HSBC Bank USA NA	5.875%	11/1/34	2,221	2,514
HSBC Bank USA NA	5.625%	8/15/35	2,531	2,802
HSBC Bank USA NA	7.000%	1/15/39	2,600	3,329
HSBC Holdings plc	7.625%	5/17/32	1,450	1,807
HSBC Holdings plc	7.350%	11/27/32	200	247
HSBC Holdings plc	6.500%	5/2/36	7,878	9,282
HSBC Holdings plc	6.500%	9/15/37	8,275	9,786
HSBC Holdings plc	6.800%	6/1/38	3,590	4,404
HSBC Holdings plc	6.100%	1/14/42	3,270	3,899
HSBC Holdings plc	5.250%	3/14/44	6,615	6,873
JPMorgan Chase & Co.	8.750%	9/1/30	575	776
JPMorgan Chase & Co.	6.400%	5/15/38	8,287	10,315
3 JPMorgan Chase & Co.	3.882%	7/24/38	8,925	8,308
JPMorgan Chase & Co.	5.500%	10/15/40	5,025	5,695
JPMorgan Chase & Co.	5.600%	7/15/41	6,030	6,915
JPMorgan Chase & Co.	5.400%	1/6/42	4,148	4,646
JPMorgan Chase & Co.	5.625%	8/16/43	4,000	4,516
JPMorgan Chase & Co.	4.850%	2/1/44	3,950	4,184
JPMorgan Chase & Co.	4.950%	6/1/45	5,589	5,846
3 JPMorgan Chase & Co.	4.260%	2/22/48	7,245	6,960
3 JPMorgan Chase & Co.	4.032%	7/24/48	4,950	4,595
3 JPMorgan Chase & Co.	3.964%	11/15/48	6,000	5,491
3 JPMorgan Chase & Co.	3.897%	1/23/49	6,550	5,943
Lloyds Banking Group plc	5.300%	12/1/45	3,080	3,094
Lloyds Banking Group plc	4.344%	1/9/48	5,000	4,327
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,700	1,684
Morgan Stanley	7.250%	4/1/32	2,886	3,668
3 Morgan Stanley	3.971%	7/22/38	7,350	6,880
3 Morgan Stanley	4.457%	4/22/39	4,625	4,589
Morgan Stanley	6.375%	7/24/42	7,000	8,731
Morgan Stanley	4.300%	1/27/45	8,575	8,264
Morgan Stanley	4.375%	1/22/47	7,355	7,166
Regions Bank	6.450%	6/26/37	1,650	1,919
Regions Financial Corp.	7.375%	12/10/37	1,000	1,277
Wachovia Corp.	7.500%	4/15/35	1,490	1,881

Wachovia Corp.	5.500%	8/1/35	1,869	2,017
Wachovia Corp.	6.550%	10/15/35	125	149
Wells Fargo & Co.	5.375%	2/7/35	2,550	2,854
Wells Fargo & Co.	5.375%	11/2/43	5,460	5,851
Wells Fargo & Co.	5.606%	1/15/44	8,105	9,008
Wells Fargo & Co.	4.650%	11/4/44	6,675	6,539
Wells Fargo & Co.	3.900%	5/1/45	5,420	5,032
Wells Fargo & Co.	4.900%	11/17/45	6,966	7,063
Wells Fargo & Co.	4.400%	6/14/46	6,896	6,468
Wells Fargo & Co.	4.750%	12/7/46	6,675	6,626
Wells Fargo Bank NA	5.950%	8/26/36	1,555	1,808
Wells Fargo Bank NA	5.850%	2/1/37	2,861	3,290
Wells Fargo Bank NA	6.600%	1/15/38	4,339	5,423
3 Wells Fargo Capital X	5.950%	12/1/86	3,225	3,443

Brokerage (0.2%)
Brookfield Finance Inc.	4.700%	9/20/47	3,000	2,895
CME Group Inc.	5.300%	9/15/43	2,515	2,898
CME Group Inc.	4.150%	6/15/48	2,325	2,299
Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,271
Invesco Finance plc	5.375%	11/30/43	1,450	1,601
Jefferies Group LLC	6.250%	1/15/36	1,750	1,758
Jefferies Group LLC	6.500%	1/20/43	1,350	1,385
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	3,580	3,215
Legg Mason Inc.	5.625%	1/15/44	1,900	1,920
Raymond James Financial Inc.	4.950%	7/15/46	2,725	2,763

Finance Companies (0.4%)
GATX Corp.	4.550%	11/7/28	1,250	1,248
GATX Corp.	5.200%	3/15/44	875	902
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	38,116	35,850

Insurance (3.1%)
ACE Capital Trust II	9.700%	4/1/30	1,100	1,529
Aetna Inc.	6.625%	6/15/36	2,539	3,080
Aetna Inc.	6.750%	12/15/37	1,760	2,210
Aetna Inc.	4.500%	5/15/42	2,050	1,980
Aetna Inc.	4.125%	11/15/42	1,650	1,505
Aetna Inc.	4.750%	3/15/44	1,300	1,283
Aetna Inc.	3.875%	8/15/47	3,300	2,921
Aflac Inc.	4.000%	10/15/46	1,275	1,179
Alleghany Corp.	4.900%	9/15/44	975	964
Allstate Corp.	5.550%	5/9/35	1,475	1,671
Allstate Corp.	5.950%	4/1/36	1,050	1,244
Allstate Corp.	4.500%	6/15/43	1,700	1,728
Allstate Corp.	4.200%	12/15/46	2,946	2,871
3 Allstate Corp.	6.500%	5/15/67	1,675	1,855
American Financial Group Inc.	4.500%	6/15/47	2,000	1,866
American International Group Inc.	3.875%	1/15/35	1,661	1,492
American International Group Inc.	4.700%	7/10/35	1,650	1,628
American International Group Inc.	6.250%	5/1/36	3,711	4,255
American International Group Inc.	4.500%	7/16/44	6,839	6,482
American International Group Inc.	4.800%	7/10/45	2,238	2,208
American International Group Inc.	4.750%	4/1/48	3,885	3,802
American International Group Inc.	4.375%	1/15/55	3,675	3,190

3 American International Group Inc.	8.175%	5/15/68	1,450	1,809
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,300	1,454
Anthem Inc.	6.375%	6/15/37	1,250	1,457
Anthem Inc.	4.625%	5/15/42	3,452	3,367
Anthem Inc.	4.650%	1/15/43	1,531	1,509
Anthem Inc.	5.100%	1/15/44	4,170	4,315
Anthem Inc.	4.650%	8/15/44	2,975	2,931
Anthem Inc.	4.375%	12/1/47	6,220	5,874
Anthem Inc.	4.550%	3/1/48	920	891
Anthem Inc.	4.850%	8/15/54	500	464
Aon Corp.	6.250%	9/30/40	1,055	1,253
Aon plc	4.600%	6/14/44	1,925	1,861
Aon plc	4.750%	5/15/45	2,390	2,393
Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,520
Arch Capital Group Ltd.	7.350%	5/1/34	925	1,174
Arch Capital Group US Inc.	5.144%	11/1/43	2,180	2,289
Assurant Inc.	6.750%	2/15/34	1,189	1,361
4 AXA Equitable Holdings Inc.	5.000%	4/20/48	6,050	5,645
AXA SA	8.600%	12/15/30	4,120	5,381
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,418	4,099
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,324	2,351
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,155	1,160
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,000	7,948
Berkshire Hathaway Inc.	4.500%	2/11/43	3,675	3,809
Brighthouse Financial Inc.	4.700%	6/22/47	4,225	3,488
Chubb Corp.	6.000%	5/11/37	2,718	3,270
Chubb Corp.	6.500%	5/15/38	1,695	2,159
Chubb INA Holdings Inc.	6.700%	5/15/36	2,200	2,806
Chubb INA Holdings Inc.	4.150%	3/13/43	1,652	1,630
Chubb INA Holdings Inc.	4.350%	11/3/45	2,876	2,922
Cigna Corp.	5.375%	2/15/42	945	988
Cigna Corp.	3.875%	10/15/47	3,330	2,860
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,565
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,474
4 Halfmoon Parent Inc.	4.375%	10/15/28	10,950	10,889
4 Halfmoon Parent Inc.	4.800%	8/15/38	3,800	3,796
4 Halfmoon Parent Inc.	4.900%	12/15/48	8,585	8,585
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,500	1,716
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,730	2,025
Hartford Financial Services Group Inc.	4.300%	4/15/43	625	591
Humana Inc.	4.625%	12/1/42	1,776	1,744
Humana Inc.	4.950%	10/1/44	2,587	2,680
Humana Inc.	4.800%	3/15/47	900	917
Lincoln National Corp.	6.150%	4/7/36	1,016	1,150
Lincoln National Corp.	6.300%	10/9/37	880	1,021
Lincoln National Corp.	7.000%	6/15/40	2,325	2,915
Lincoln National Corp.	4.350%	3/1/48	1,400	1,302
Loews Corp.	6.000%	2/1/35	1,125	1,282
Loews Corp.	4.125%	5/15/43	1,715	1,600
Manulife Financial Corp.	5.375%	3/4/46	2,615	2,936
Markel Corp.	5.000%	4/5/46	1,840	1,876
Markel Corp.	4.300%	11/1/47	100	91
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	738
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,350	1,295
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,610	3,403
MetLife Inc.	6.500%	12/15/32	1,725	2,116

MetLife Inc.	6.375%	6/15/34	2,747	3,308
MetLife Inc.	5.700%	6/15/35	4,000	4,564
MetLife Inc.	5.875%	2/6/41	2,543	2,993
MetLife Inc.	4.125%	8/13/42	2,932	2,776
MetLife Inc.	4.875%	11/13/43	3,931	4,121
MetLife Inc.	4.721%	12/15/44	2,975	3,067
MetLife Inc.	4.050%	3/1/45	2,316	2,163
MetLife Inc.	4.600%	5/13/46	1,430	1,428
3 MetLife Inc.	6.400%	12/15/66	4,545	4,818
3 MetLife Inc.	10.750%	8/1/69	840	1,286
3 Nationwide Financial Services Inc.	6.750%	5/15/87	875	956
Principal Financial Group Inc.	4.625%	9/15/42	1,525	1,509
Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,491
Principal Financial Group Inc.	4.300%	11/15/46	1,730	1,654
Progressive Corp.	6.625%	3/1/29	1,050	1,254
Progressive Corp.	4.350%	4/25/44	3,115	3,072
Progressive Corp.	4.125%	4/15/47	3,150	3,065
Progressive Corp.	4.200%	3/15/48	2,050	2,024
Prudential Financial Inc.	5.750%	7/15/33	350	393
Prudential Financial Inc.	5.700%	12/14/36	2,740	3,112
Prudential Financial Inc.	6.625%	12/1/37	1,318	1,638
Prudential Financial Inc.	6.625%	6/21/40	1,150	1,431
Prudential Financial Inc.	6.200%	11/15/40	1,725	2,003
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,261
Prudential Financial Inc.	4.600%	5/15/44	1,713	1,718
Prudential Financial Inc.	3.905%	12/7/47	2,011	1,806
Prudential Financial Inc.	3.935%	12/7/49	3,788	3,409
Sompo International Holdings Ltd.	7.000%	7/15/34	1,125	1,284
Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,426
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,278
Travelers Cos. Inc.	6.250%	6/15/37	2,640	3,246
Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,512
Travelers Cos. Inc.	4.600%	8/1/43	1,825	1,880
Travelers Cos. Inc.	4.300%	8/25/45	775	768
Travelers Cos. Inc.	3.750%	5/15/46	2,030	1,841
Travelers Cos. Inc.	4.000%	5/30/47	2,000	1,886
Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,199
Travelers Property Casualty Corp.	6.375%	3/15/33	2,055	2,533
UnitedHealth Group Inc.	4.625%	7/15/35	3,816	4,076
UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,168
UnitedHealth Group Inc.	6.500%	6/15/37	1,265	1,620
UnitedHealth Group Inc.	6.625%	11/15/37	2,425	3,155
UnitedHealth Group Inc.	6.875%	2/15/38	4,066	5,407
UnitedHealth Group Inc.	5.700%	10/15/40	100	119
UnitedHealth Group Inc.	5.950%	2/15/41	1,300	1,571
UnitedHealth Group Inc.	4.625%	11/15/41	2,750	2,858
UnitedHealth Group Inc.	4.375%	3/15/42	1,675	1,703
UnitedHealth Group Inc.	3.950%	10/15/42	1,855	1,767
UnitedHealth Group Inc.	4.250%	3/15/43	4,198	4,192
UnitedHealth Group Inc.	4.750%	7/15/45	5,230	5,611
UnitedHealth Group Inc.	4.200%	1/15/47	3,484	3,438
UnitedHealth Group Inc.	4.250%	4/15/47	1,252	1,254
UnitedHealth Group Inc.	3.750%	10/15/47	2,950	2,743
UnitedHealth Group Inc.	4.250%	6/15/48	5,750	5,742
Unum Group	5.750%	8/15/42	1,905	1,986
Voya Financial Inc.	5.700%	7/15/43	1,375	1,507
Voya Financial Inc.	4.800%	6/15/46	950	931

Willis North America Inc.	5.050%	9/15/48	1,350	1,348
WR Berkley Corp.	4.750%	8/1/44	2,170	2,092
XLIT Ltd.	5.250%	12/15/43	1,150	1,217
XLIT Ltd.	5.500%	3/31/45	1,500	1,583

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	702	699
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,850	1,864
AvalonBay Communities Inc.	3.900%	10/15/46	1,350	1,226
AvalonBay Communities Inc.	4.150%	7/1/47	525	498
AvalonBay Communities Inc.	4.350%	4/15/48	1,250	1,246
ERP Operating LP	4.500%	7/1/44	2,325	2,328
ERP Operating LP	4.500%	6/1/45	1,025	1,022
ERP Operating LP	4.000%	8/1/47	1,000	933
Essex Portfolio LP	4.500%	3/15/48	1,000	984
Federal Realty Investment Trust	4.500%	12/1/44	1,910	1,901
HCP Inc.	6.750%	2/1/41	1,150	1,419
Hospitality Properties Trust	4.375%	2/15/30	1,550	1,426
Kilroy Realty LP	4.250%	8/15/29	650	632
Kimco Realty Corp.	4.250%	4/1/45	1,000	883
Kimco Realty Corp.	4.125%	12/1/46	1,200	1,037
Kimco Realty Corp.	4.450%	9/1/47	1,180	1,081
National Retail Properties Inc.	4.300%	10/15/28	1,350	1,343
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,006
Prologis LP	4.375%	9/15/48	1,000	1,009
Realty Income Corp.	4.650%	3/15/47	2,990	3,004
Regency Centers LP	4.400%	2/1/47	1,450	1,369
Simon Property Group LP	6.750%	2/1/40	2,070	2,687
Simon Property Group LP	4.750%	3/15/42	1,500	1,570
Simon Property Group LP	4.250%	10/1/44	1,465	1,429
Simon Property Group LP	4.250%	11/30/46	1,850	1,803
Ventas Realty LP	4.400%	1/15/29	2,475	2,454
Ventas Realty LP	5.700%	9/30/43	750	814
Ventas Realty LP	4.375%	2/1/45	1,350	1,227
Welltower Inc.	6.500%	3/15/41	1,340	1,583
Welltower Inc.	4.950%	9/1/48	1,625	1,625
				906,500
Industrial (34.9%)
Basic Industry (2.0%)
Albemarle Corp.	5.450%	12/1/44	1,250	1,305
ArcelorMittal	7.000%	10/15/39	2,000	2,330
ArcelorMittal	6.750%	3/1/41	500	568
Barrick Gold Corp.	5.250%	4/1/42	1,854	1,929
Barrick North America Finance LLC	5.700%	5/30/41	2,890	3,142
Barrick North America Finance LLC	5.750%	5/1/43	3,081	3,397
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,057	3,365
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,435	3,378
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,996	8,864
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,700	1,659
Dow Chemical Co.	7.375%	11/1/29	2,743	3,435
Dow Chemical Co.	4.250%	10/1/34	2,125	2,034
Dow Chemical Co.	9.400%	5/15/39	2,521	3,838
Dow Chemical Co.	5.250%	11/15/41	2,839	3,012
Dow Chemical Co.	4.375%	11/15/42	5,337	5,051
Dow Chemical Co.	4.625%	10/1/44	1,000	974
Eastman Chemical Co.	4.800%	9/1/42	2,090	2,064
Eastman Chemical Co.	4.650%	10/15/44	2,650	2,561

Ecolab Inc.	5.500%	12/8/41	469	547
Ecolab Inc.	3.950%	12/1/47	3,829	3,632
EI du Pont de Nemours & Co.	5.600%	12/15/36	627	691
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,290	2,334
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,375	2,190
Georgia-Pacific LLC	7.250%	6/1/28	200	247
Georgia-Pacific LLC	7.750%	11/15/29	1,365	1,794
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,166
Goldcorp Inc.	5.450%	6/9/44	1,775	1,838
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,725	1,574
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,300	2,321
International Paper Co.	5.000%	9/15/35	2,220	2,243
International Paper Co.	7.300%	11/15/39	1,842	2,313
International Paper Co.	6.000%	11/15/41	1,870	2,078
International Paper Co.	4.800%	6/15/44	3,921	3,804
International Paper Co.	5.150%	5/15/46	2,150	2,208
International Paper Co.	4.400%	8/15/47	4,641	4,272
International Paper Co.	4.350%	8/15/48	2,900	2,639
Lubrizol Corp.	6.500%	10/1/34	825	1,044
LYB International Finance BV	5.250%	7/15/43	1,605	1,637
LYB International Finance BV	4.875%	3/15/44	3,988	3,884
LyondellBasell Industries NV	4.625%	2/26/55	3,385	3,044
Meadwestvaco Corp.	7.950%	2/15/31	2,125	2,741
Methanex Corp.	5.650%	12/1/44	1,100	1,039
Mosaic Co.	5.450%	11/15/33	1,955	2,005
Mosaic Co.	4.875%	11/15/41	1,130	1,042
Mosaic Co.	5.625%	11/15/43	1,450	1,484
Newmont Mining Corp.	5.875%	4/1/35	1,410	1,568
Newmont Mining Corp.	6.250%	10/1/39	2,920	3,306
Newmont Mining Corp.	4.875%	3/15/42	3,442	3,342
Nucor Corp.	6.400%	12/1/37	2,493	3,035
Nucor Corp.	5.200%	8/1/43	1,630	1,761
Nucor Corp.	4.400%	5/1/48	1,650	1,610
Nutrien Ltd.	4.125%	3/15/35	1,300	1,172
Nutrien Ltd.	7.125%	5/23/36	500	597
Nutrien Ltd.	5.875%	12/1/36	1,465	1,590
Nutrien Ltd.	5.625%	12/1/40	2,005	2,119
Nutrien Ltd.	6.125%	1/15/41	1,510	1,691
Nutrien Ltd.	4.900%	6/1/43	2,975	2,917
Nutrien Ltd.	5.250%	1/15/45	1,810	1,876
Placer Dome Inc.	6.450%	10/15/35	900	1,044
Praxair Inc.	3.550%	11/7/42	1,910	1,764
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,261
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,036
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,326	4,832
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,322
Rio Tinto Finance USA plc	4.125%	8/21/42	2,246	2,192
Rohm & Haas Co.	7.850%	7/15/29	1,656	2,110
RPM International Inc.	5.250%	6/1/45	500	509
RPM International Inc.	4.250%	1/15/48	2,050	1,801
Sherwin-Williams Co.	4.000%	12/15/42	400	354
Sherwin-Williams Co.	4.550%	8/1/45	1,360	1,303
Sherwin-Williams Co.	4.500%	6/1/47	3,216	3,086
Southern Copper Corp.	7.500%	7/27/35	1,850	2,285
Southern Copper Corp.	6.750%	4/16/40	5,093	6,014
Southern Copper Corp.	5.250%	11/8/42	3,745	3,782
Southern Copper Corp.	5.875%	4/23/45	5,035	5,485

4 Suzano Austria GmbH	6.000%	1/15/29	3,300	3,308
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,145
Vale Overseas Ltd.	8.250%	1/17/34	2,133	2,704
Vale Overseas Ltd.	6.875%	11/21/36	10,275	11,932
Vale Overseas Ltd.	6.875%	11/10/39	5,100	5,973
Vale SA	5.625%	9/11/42	1,185	1,216
Westlake Chemical Corp.	5.000%	8/15/46	3,138	3,082
Westlake Chemical Corp.	4.375%	11/15/47	1,960	1,751
Westrock MWV LLC	8.200%	1/15/30	590	763
Weyerhaeuser Co.	7.375%	3/15/32	3,205	4,051
Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,524

Capital Goods (2.6%)
3M Co.	3.875%	6/15/44	520	501
3M Co.	3.125%	9/19/46	3,000	2,548
3M Co.	3.625%	10/15/47	2,500	2,334
ABB Finance USA Inc.	4.375%	5/8/42	1,841	1,861
Boeing Co.	6.125%	2/15/33	1,610	1,984
Boeing Co.	3.300%	3/1/35	1,000	914
Boeing Co.	6.625%	2/15/38	1,600	2,101
Boeing Co.	3.550%	3/1/38	950	895
Boeing Co.	6.875%	3/15/39	1,363	1,855
Boeing Co.	5.875%	2/15/40	1,575	1,945
Boeing Co.	3.375%	6/15/46	1,200	1,058
Boeing Co.	3.650%	3/1/47	1,000	920
Boeing Co.	3.625%	3/1/48	1,150	1,072
Caterpillar Inc.	5.300%	9/15/35	1,550	1,745
Caterpillar Inc.	6.050%	8/15/36	1,540	1,880
Caterpillar Inc.	5.200%	5/27/41	2,412	2,751
Caterpillar Inc.	3.803%	8/15/42	7,148	6,806
Caterpillar Inc.	4.300%	5/15/44	1,300	1,335
Caterpillar Inc.	4.750%	5/15/64	1,750	1,841
Crane Co.	4.200%	3/15/48	1,550	1,430
Deere & Co.	5.375%	10/16/29	2,244	2,538
Deere & Co.	7.125%	3/3/31	200	256
Deere & Co.	3.900%	6/9/42	3,356	3,270
Dover Corp.	5.375%	10/15/35	825	905
Dover Corp.	6.600%	3/15/38	575	710
Dover Corp.	5.375%	3/1/41	1,450	1,595
Eaton Corp.	4.000%	11/2/32	2,740	2,727
Eaton Corp.	4.150%	11/2/42	2,656	2,506
Eaton Corp.	3.915%	9/15/47	1,300	1,177
Emerson Electric Co.	5.250%	11/15/39	125	140
Fortive Corp.	4.300%	6/15/46	1,275	1,212
General Dynamics Corp.	3.600%	11/15/42	1,705	1,605
General Electric Co.	6.750%	3/15/32	10,177	12,303
General Electric Co.	6.150%	8/7/37	3,414	3,963
General Electric Co.	5.875%	1/14/38	9,188	10,260
General Electric Co.	6.875%	1/10/39	7,820	9,755
General Electric Co.	4.125%	10/9/42	6,831	6,134
General Electric Co.	4.500%	3/11/44	7,616	7,188
Harris Corp.	4.854%	4/27/35	1,750	1,789
Harris Corp.	6.150%	12/15/40	845	991
Harris Corp.	5.054%	4/27/45	1,995	2,080
Honeywell International Inc.	5.700%	3/15/36	1,500	1,783
Honeywell International Inc.	5.700%	3/15/37	2,050	2,466
Honeywell International Inc.	5.375%	3/1/41	1,720	1,996

Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,771
Illinois Tool Works Inc.	3.900%	9/1/42	4,063	3,982
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	3,250	3,730
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	925	892
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	818
Johnson Controls International plc	6.000%	1/15/36	1,150	1,304
Johnson Controls International plc	5.700%	3/1/41	1,050	1,114
Johnson Controls International plc	4.625%	7/2/44	1,900	1,863
Johnson Controls International plc	5.125%	9/14/45	3,945	4,090
Johnson Controls International plc	4.500%	2/15/47	1,325	1,260
Johnson Controls International plc	4.950%	7/2/64	1,300	1,255
Lafarge SA	7.125%	7/15/36	1,350	1,633
Lockheed Martin Corp.	3.600%	3/1/35	200	187
Lockheed Martin Corp.	4.500%	5/15/36	1,675	1,739
Lockheed Martin Corp.	6.150%	9/1/36	2,535	3,074
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,638
Lockheed Martin Corp.	4.850%	9/15/41	322	346
Lockheed Martin Corp.	4.070%	12/15/42	3,715	3,609
Lockheed Martin Corp.	3.800%	3/1/45	2,427	2,244
Lockheed Martin Corp.	4.700%	5/15/46	5,060	5,394
Lockheed Martin Corp.	4.090%	9/15/52	4,000	3,803
Martin Marietta Materials Inc.	4.250%	12/15/47	2,400	2,053
Masco Corp.	7.750%	8/1/29	443	529
Masco Corp.	6.500%	8/15/32	160	175
Masco Corp.	4.500%	5/15/47	925	793
Northrop Grumman Corp.	5.050%	11/15/40	1,900	2,018
Northrop Grumman Corp.	4.750%	6/1/43	2,082	2,141
Northrop Grumman Corp.	3.850%	4/15/45	2,541	2,309
Northrop Grumman Corp.	4.030%	10/15/47	6,625	6,206
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	1,932
Owens Corning	7.000%	12/1/36	1,034	1,174
Owens Corning	4.300%	7/15/47	2,700	2,185
Owens Corning	4.400%	1/30/48	1,200	989
Parker-Hannifin Corp.	4.200%	11/21/34	1,400	1,403
Parker-Hannifin Corp.	6.250%	5/15/38	2,595	3,229
Parker-Hannifin Corp.	4.450%	11/21/44	1,960	2,003
Parker-Hannifin Corp.	4.100%	3/1/47	2,072	2,055
Precision Castparts Corp.	3.900%	1/15/43	1,505	1,417
Precision Castparts Corp.	4.375%	6/15/45	1,575	1,606
Raytheon Co.	4.875%	10/15/40	1,800	2,004
Raytheon Co.	4.700%	12/15/41	1,750	1,907
Republic Services Inc.	6.200%	3/1/40	1,110	1,337
Republic Services Inc.	5.700%	5/15/41	1,195	1,379
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,054
Rockwell Collins Inc.	4.350%	4/15/47	3,955	3,788
Snap-on Inc.	4.100%	3/1/48	1,250	1,238
Sonoco Products Co.	5.750%	11/1/40	1,700	1,857
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,424
Timken Co.	4.500%	12/15/28	600	592
United Technologies Corp.	4.125%	11/16/28	6,000	5,976
United Technologies Corp.	7.500%	9/15/29	1,905	2,411
United Technologies Corp.	5.400%	5/1/35	2,275	2,471
United Technologies Corp.	6.050%	6/1/36	4,525	5,264
United Technologies Corp.	6.125%	7/15/38	2,275	2,676
United Technologies Corp.	4.450%	11/16/38	4,000	3,953
United Technologies Corp.	5.700%	4/15/40	4,435	5,071
United Technologies Corp.	4.500%	6/1/42	8,875	8,760

United Technologies Corp.	4.150%	5/15/45	2,199	2,051
United Technologies Corp.	3.750%	11/1/46	1,050	912
United Technologies Corp.	4.050%	5/4/47	2,000	1,826
United Technologies Corp.	4.625%	11/16/48	7,000	6,995
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,327
Valmont Industries Inc.	5.250%	10/1/54	1,000	863
Vulcan Materials Co.	4.500%	6/15/47	2,490	2,211
Waste Management Inc.	3.900%	3/1/35	2,390	2,328
Waste Management Inc.	4.100%	3/1/45	3,620	3,562
WW Grainger Inc.	4.600%	6/15/45	3,600	3,748
WW Grainger Inc.	3.750%	5/15/46	1,325	1,202
WW Grainger Inc.	4.200%	5/15/47	820	805
Xylem Inc.	4.375%	11/1/46	1,600	1,539

Communication (7.0%)
21st Century Fox America Inc.	6.550%	3/15/33	1,225	1,517
21st Century Fox America Inc.	6.200%	12/15/34	3,690	4,552
21st Century Fox America Inc.	6.400%	12/15/35	5,230	6,660
21st Century Fox America Inc.	8.150%	10/17/36	1,075	1,538
21st Century Fox America Inc.	6.150%	3/1/37	3,373	4,196
21st Century Fox America Inc.	6.650%	11/15/37	4,062	5,368
21st Century Fox America Inc.	6.900%	8/15/39	3,278	4,456
21st Century Fox America Inc.	6.150%	2/15/41	2,409	3,058
21st Century Fox America Inc.	5.400%	10/1/43	3,535	4,146
21st Century Fox America Inc.	4.750%	9/15/44	4,265	4,480
21st Century Fox America Inc.	7.750%	12/1/45	1,995	2,916
Activision Blizzard Inc.	4.500%	6/15/47	1,525	1,445
America Movil SAB de CV	6.375%	3/1/35	3,685	4,340
America Movil SAB de CV	6.125%	11/15/37	1,375	1,592
America Movil SAB de CV	6.125%	3/30/40	6,265	7,344
America Movil SAB de CV	4.375%	7/16/42	3,975	3,858
AT&T Corp.	8.250%	11/15/31	1,842	2,392
4 AT&T Inc.	4.300%	2/15/30	10,851	10,468
AT&T Inc.	4.500%	5/15/35	8,349	7,792
AT&T Inc.	5.250%	3/1/37	12,057	12,028
4 AT&T Inc.	4.900%	8/15/37	7,450	7,133
AT&T Inc.	6.350%	3/15/40	2,610	2,866
AT&T Inc.	6.000%	8/15/40	4,486	4,781
AT&T Inc.	5.350%	9/1/40	6,956	6,894
AT&T Inc.	6.375%	3/1/41	4,196	4,625
AT&T Inc.	5.550%	8/15/41	4,098	4,130
AT&T Inc.	5.150%	3/15/42	4,425	4,267
AT&T Inc.	4.300%	12/15/42	6,701	5,785
AT&T Inc.	4.800%	6/15/44	8,525	7,851
AT&T Inc.	4.350%	6/15/45	7,492	6,433
AT&T Inc.	4.750%	5/15/46	11,911	10,869
4 AT&T Inc.	5.150%	11/15/46	9,022	8,622
AT&T Inc.	5.450%	3/1/47	6,795	6,795
AT&T Inc.	4.500%	3/9/48	16,117	14,097
AT&T Inc.	4.550%	3/9/49	8,729	7,685
4 AT&T Inc.	5.150%	2/15/50	6,325	5,977
AT&T Inc.	5.700%	3/1/57	3,295	3,336
4 AT&T Inc.	5.300%	8/15/58	2,175	2,072
Bell Canada Inc.	4.464%	4/1/48	2,500	2,446
British Telecommunications plc	9.625%	12/15/30	8,826	12,516
CBS Corp.	7.875%	7/30/30	2,203	2,758
CBS Corp.	5.500%	5/15/33	1,423	1,488

CBS Corp.	5.900%	10/15/40	925	1,013
CBS Corp.	4.850%	7/1/42	1,986	1,919
CBS Corp.	4.900%	8/15/44	2,900	2,822
CBS Corp.	4.600%	1/15/45	1,250	1,181
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	7,399	7,906
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	3,425	3,311
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	11,887	12,732
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	7,924	7,514
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	6,500	6,474
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,645	1,809
Comcast Corp.	4.250%	1/15/33	3,301	3,230
Comcast Corp.	7.050%	3/15/33	1,055	1,318
Comcast Corp.	4.200%	8/15/34	4,959	4,765
Comcast Corp.	5.650%	6/15/35	2,825	3,113
Comcast Corp.	4.400%	8/15/35	4,345	4,250
Comcast Corp.	6.500%	11/15/35	4,540	5,477
Comcast Corp.	3.200%	7/15/36	3,340	2,784
Comcast Corp.	6.450%	3/15/37	3,223	3,839
Comcast Corp.	6.950%	8/15/37	2,748	3,402
Comcast Corp.	3.900%	3/1/38	4,170	3,814
Comcast Corp.	6.400%	5/15/38	2,006	2,377
Comcast Corp.	6.400%	3/1/40	1,671	1,994
Comcast Corp.	4.650%	7/15/42	3,055	3,021
Comcast Corp.	4.500%	1/15/43	1,400	1,350
Comcast Corp.	4.750%	3/1/44	3,666	3,645
Comcast Corp.	4.600%	8/15/45	5,967	5,816
Comcast Corp.	3.400%	7/15/46	5,160	4,175
Comcast Corp.	4.000%	8/15/47	2,800	2,507
Comcast Corp.	3.969%	11/1/47	10,210	9,050
Comcast Corp.	3.999%	11/1/49	6,815	6,071
Comcast Corp.	4.049%	11/1/52	4,985	4,391
Crown Castle International Corp.	4.750%	5/15/47	1,475	1,398
Deutsche Telekom International Finance BV	8.750%	6/15/30	13,660	18,339
Discovery Communications LLC	5.000%	9/20/37	4,306	4,194
Discovery Communications LLC	6.350%	6/1/40	2,852	3,138
Discovery Communications LLC	4.950%	5/15/42	1,670	1,573
Discovery Communications LLC	4.875%	4/1/43	2,852	2,662
Discovery Communications LLC	5.200%	9/20/47	4,148	4,052
Grupo Televisa SAB	8.500%	3/11/32	1,085	1,374
Grupo Televisa SAB	6.625%	1/15/40	1,710	1,950
Grupo Televisa SAB	5.000%	5/13/45	3,610	3,369
Grupo Televisa SAB	6.125%	1/31/46	3,000	3,246
Interpublic Group of Cos. Inc.	4.650%	10/1/28	1,875	1,877
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,000	1,985
Koninklijke KPN NV	8.375%	10/1/30	2,975	3,825
Moody's Corp.	5.250%	7/15/44	1,500	1,646
NBC Universal Media LLC	6.400%	4/30/40	1,870	2,244
NBC Universal Media LLC	5.950%	4/1/41	3,932	4,481
NBC Universal Media LLC	4.450%	1/15/43	3,352	3,200
Orange SA	9.000%	3/1/31	8,174	11,562
Orange SA	5.375%	1/13/42	2,975	3,267

Orange SA	5.500%	2/6/44	2,816	3,157
Rogers Communications Inc.	7.500%	8/15/38	2,700	3,582
Rogers Communications Inc.	4.500%	3/15/43	2,325	2,242
Rogers Communications Inc.	5.450%	10/1/43	900	974
Rogers Communications Inc.	5.000%	3/15/44	2,924	3,032
Rogers Communications Inc.	4.300%	2/15/48	2,300	2,215
S&P Global Inc.	6.550%	11/15/37	1,400	1,749
S&P Global Inc.	4.500%	5/15/48	1,675	1,678
Telefonica Emisiones SAU	7.045%	6/20/36	7,005	8,408
Telefonica Emisiones SAU	4.665%	3/6/38	2,500	2,361
Telefonica Emisiones SAU	5.213%	3/8/47	7,607	7,414
Telefonica Emisiones SAU	4.895%	3/6/48	4,675	4,349
Telefonica Europe BV	8.250%	9/15/30	3,917	5,028
TELUS Corp.	4.600%	11/16/48	1,750	1,747
Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,852
Thomson Reuters Corp.	5.850%	4/15/40	1,090	1,186
Thomson Reuters Corp.	4.500%	5/23/43	1,075	996
Thomson Reuters Corp.	5.650%	11/23/43	1,675	1,761
Time Warner Cable LLC	6.550%	5/1/37	5,081	5,512
Time Warner Cable LLC	7.300%	7/1/38	4,978	5,703
Time Warner Cable LLC	6.750%	6/15/39	4,994	5,442
Time Warner Cable LLC	5.875%	11/15/40	3,988	3,996
Time Warner Cable LLC	5.500%	9/1/41	4,317	4,146
Time Warner Cable LLC	4.500%	9/15/42	4,329	3,647
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,079	3,840
Time Warner Inc.	3.800%	2/15/27	1,500	1,434
Time Warner Inc.	5.375%	10/15/41	2,300	2,278
Time Warner Inc.	4.900%	6/15/42	5,690	5,320
Time Warner Inc.	5.350%	12/15/43	1,820	1,791
Time Warner Inc.	4.650%	6/1/44	6,400	5,755
Verizon Communications Inc.	4.500%	8/10/33	13,256	13,081
Verizon Communications Inc.	4.400%	11/1/34	9,622	9,383
Verizon Communications Inc.	4.272%	1/15/36	9,944	9,478
Verizon Communications Inc.	5.250%	3/16/37	10,743	11,426
Verizon Communications Inc.	4.812%	3/15/39	8,019	8,063
Verizon Communications Inc.	4.750%	11/1/41	3,660	3,594
Verizon Communications Inc.	3.850%	11/1/42	5,290	4,598
Verizon Communications Inc.	4.125%	8/15/46	5,168	4,635
Verizon Communications Inc.	4.862%	8/21/46	15,269	15,320
Verizon Communications Inc.	5.500%	3/16/47	5,019	5,454
Verizon Communications Inc.	4.522%	9/15/48	16,532	15,605
Verizon Communications Inc.	5.012%	4/15/49	12,970	13,240
Verizon Communications Inc.	5.012%	8/21/54	17,843	17,848
Verizon Communications Inc.	4.672%	3/15/55	17,050	16,116
Viacom Inc.	6.875%	4/30/36	3,585	4,080
Viacom Inc.	4.375%	3/15/43	7,787	6,799
Viacom Inc.	5.850%	9/1/43	2,840	2,966
Vodafone Group plc	7.875%	2/15/30	2,425	3,001
Vodafone Group plc	6.250%	11/30/32	1,655	1,839
Vodafone Group plc	6.150%	2/27/37	5,355	5,939
Vodafone Group plc	5.000%	5/30/38	3,890	3,851
Vodafone Group plc	4.375%	2/19/43	4,750	4,242
Vodafone Group plc	5.250%	5/30/48	10,425	10,456
Walt Disney Co.	7.000%	3/1/32	1,615	2,109
Walt Disney Co.	4.375%	8/16/41	1,275	1,304
Walt Disney Co.	4.125%	12/1/41	2,305	2,263
Walt Disney Co.	3.700%	12/1/42	1,727	1,597

Walt Disney Co.	4.125%	6/1/44	3,358	3,340
Walt Disney Co.	3.000%	7/30/46	965	778
Warner Media LLC	7.625%	4/15/31	3,000	3,777
WPP Finance 2010	5.125%	9/7/42	1,100	1,047
WPP Finance 2010	5.625%	11/15/43	1,640	1,686

Consumer Cyclical (3.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,259
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,569
Alibaba Group Holding Ltd.	4.200%	12/6/47	5,175	4,699
Alibaba Group Holding Ltd.	4.400%	12/6/57	3,800	3,473
Amazon.com Inc.	4.800%	12/5/34	4,550	4,963
Amazon.com Inc.	3.875%	8/22/37	9,390	9,174
Amazon.com Inc.	4.950%	12/5/44	5,050	5,665
Amazon.com Inc.	4.050%	8/22/47	10,075	9,906
Amazon.com Inc.	4.250%	8/22/57	8,425	8,361
Aptiv plc	4.400%	10/1/46	1,025	916
Bed Bath & Beyond Inc.	4.915%	8/1/34	980	790
Bed Bath & Beyond Inc.	5.165%	8/1/44	3,000	2,084
Best Buy Co. Inc.	4.450%	10/1/28	1,860	1,858
BorgWarner Inc.	4.375%	3/15/45	1,600	1,506
Cummins Inc.	7.125%	3/1/28	950	1,161
Cummins Inc.	4.875%	10/1/43	1,125	1,217
Daimler Finance North America LLC	8.500%	1/18/31	4,963	6,911
Darden Restaurants Inc.	4.550%	2/15/48	1,000	946
eBay Inc.	4.000%	7/15/42	2,545	2,086
Ford Holdings LLC	9.300%	3/1/30	1,030	1,259
Ford Motor Co.	6.625%	10/1/28	1,875	1,982
Ford Motor Co.	6.375%	2/1/29	1,181	1,216
Ford Motor Co.	7.450%	7/16/31	4,962	5,506
Ford Motor Co.	4.750%	1/15/43	4,955	4,131
Ford Motor Co.	7.400%	11/1/46	1,075	1,195
Ford Motor Co.	5.291%	12/8/46	4,826	4,299
General Motors Co.	5.000%	10/1/28	850	837
General Motors Co.	5.000%	4/1/35	4,080	3,824
General Motors Co.	6.600%	4/1/36	3,126	3,325
General Motors Co.	5.150%	4/1/38	1,912	1,773
General Motors Co.	6.250%	10/2/43	6,081	6,231
General Motors Co.	5.200%	4/1/45	4,445	4,016
General Motors Co.	6.750%	4/1/46	2,566	2,783
General Motors Co.	5.400%	4/1/48	2,825	2,637
General Motors Co.	5.950%	4/1/49	5,000	4,960
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	2,000	2,005
Harley-Davidson Inc.	4.625%	7/28/45	1,505	1,404
Home Depot Inc.	5.875%	12/16/36	10,200	12,420
Home Depot Inc.	5.400%	9/15/40	2,025	2,361
Home Depot Inc.	5.950%	4/1/41	2,838	3,538
Home Depot Inc.	4.200%	4/1/43	3,430	3,457
Home Depot Inc.	4.875%	2/15/44	3,358	3,699
Home Depot Inc.	4.400%	3/15/45	3,542	3,684
Home Depot Inc.	4.250%	4/1/46	4,788	4,884
Home Depot Inc.	3.900%	6/15/47	3,803	3,664
Home Depot Inc.	3.500%	9/15/56	2,368	2,064
Kohl's Corp.	5.550%	7/17/45	1,100	1,056
Lowe's Cos. Inc.	6.500%	3/15/29	446	541
Lowe's Cos. Inc.	4.650%	4/15/42	3,788	3,944
Lowe's Cos. Inc.	4.250%	9/15/44	152	150

Lowe's Cos. Inc.	4.375%	9/15/45	3,261	3,275
Lowe's Cos. Inc.	3.700%	4/15/46	5,054	4,607
Lowe's Cos. Inc.	4.050%	5/3/47	6,219	5,967
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,125	1,187
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,958	1,591
Mastercard Inc.	3.800%	11/21/46	1,800	1,725
Mastercard Inc.	3.950%	2/26/48	1,800	1,776
McDonald's Corp.	4.700%	12/9/35	3,069	3,194
McDonald's Corp.	6.300%	10/15/37	2,482	2,974
McDonald's Corp.	6.300%	3/1/38	2,121	2,553
McDonald's Corp.	5.700%	2/1/39	2,000	2,263
McDonald's Corp.	3.700%	2/15/42	2,375	2,077
McDonald's Corp.	3.625%	5/1/43	1,625	1,389
McDonald's Corp.	4.600%	5/26/45	2,290	2,279
McDonald's Corp.	4.875%	12/9/45	4,256	4,443
McDonald's Corp.	4.450%	3/1/47	4,740	4,635
McDonald's Corp.	4.450%	9/1/48	2,400	2,372
NIKE Inc.	3.625%	5/1/43	1,450	1,336
NIKE Inc.	3.875%	11/1/45	666	639
NIKE Inc.	3.375%	11/1/46	4,350	3,802
Nordstrom Inc.	5.000%	1/15/44	3,274	3,015
QVC Inc.	5.450%	8/15/34	1,350	1,213
Starbucks Corp.	4.000%	11/15/28	2,475	2,484
Starbucks Corp.	4.300%	6/15/45	1,075	1,011
Starbucks Corp.	3.750%	12/1/47	1,750	1,528
Starbucks Corp.	4.500%	11/15/48	3,200	3,118
Target Corp.	6.350%	11/1/32	1,364	1,652
Target Corp.	6.500%	10/15/37	2,512	3,158
Target Corp.	7.000%	1/15/38	1,694	2,218
Target Corp.	4.000%	7/1/42	4,090	3,945
Target Corp.	3.625%	4/15/46	2,900	2,617
Target Corp.	3.900%	11/15/47	2,275	2,129
VF Corp.	6.450%	11/1/37	1,140	1,403
Visa Inc.	4.150%	12/14/35	5,063	5,220
Visa Inc.	4.300%	12/14/45	12,876	13,295
Visa Inc.	3.650%	9/15/47	1,163	1,083
Walgreen Co.	4.400%	9/15/42	1,639	1,479
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,524
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,875	4,713
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,840	1,755
Walmart Inc.	7.550%	2/15/30	2,549	3,404
Walmart Inc.	5.250%	9/1/35	6,856	7,865
Walmart Inc.	6.200%	4/15/38	6,723	8,619
Walmart Inc.	3.950%	6/28/38	5,025	4,997
Walmart Inc.	5.625%	4/1/40	2,493	3,017
Walmart Inc.	4.875%	7/8/40	1,440	1,600
Walmart Inc.	5.000%	10/25/40	1,740	1,955
Walmart Inc.	5.625%	4/15/41	3,135	3,839
Walmart Inc.	4.000%	4/11/43	1,451	1,426
Walmart Inc.	4.300%	4/22/44	1,669	1,722
Walmart Inc.	3.625%	12/15/47	2,980	2,779
Walmart Inc.	4.050%	6/29/48	10,700	10,700
Western Union Co.	6.200%	11/17/36	1,450	1,466

Consumer Noncyclical (9.0%)
Abbott Laboratories	4.750%	11/30/36	8,505	9,028
Abbott Laboratories	6.150%	11/30/37	1,903	2,279

Abbott Laboratories	6.000%	4/1/39	1,245	1,475
Abbott Laboratories	5.300%	5/27/40	318	354
Abbott Laboratories	4.750%	4/15/43	2,150	2,266
Abbott Laboratories	4.900%	11/30/46	10,849	11,775
AbbVie Inc.	4.250%	11/14/28	7,100	7,010
AbbVie Inc.	4.500%	5/14/35	8,220	7,921
AbbVie Inc.	4.300%	5/14/36	2,781	2,598
AbbVie Inc.	4.400%	11/6/42	8,648	7,994
AbbVie Inc.	4.700%	5/14/45	9,565	9,186
AbbVie Inc.	4.450%	5/14/46	8,000	7,401
AbbVie Inc.	4.875%	11/14/48	6,150	6,049
Actavis Inc.	4.625%	10/1/42	1,750	1,645
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,458
Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,832
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,611
Allergan Funding SCS	4.550%	3/15/35	8,112	7,880
Allergan Funding SCS	4.850%	6/15/44	5,750	5,660
Allergan Funding SCS	4.750%	3/15/45	2,490	2,421
Altria Group Inc.	4.250%	8/9/42	3,606	3,345
Altria Group Inc.	4.500%	5/2/43	2,597	2,482
Altria Group Inc.	5.375%	1/31/44	4,640	4,999
Altria Group Inc.	3.875%	9/16/46	5,930	5,190
AmerisourceBergen Corp.	4.250%	3/1/45	1,495	1,334
AmerisourceBergen Corp.	4.300%	12/15/47	2,200	1,993
Amgen Inc.	6.400%	2/1/39	1,650	1,964
Amgen Inc.	4.950%	10/1/41	2,160	2,229
Amgen Inc.	5.150%	11/15/41	5,225	5,535
Amgen Inc.	4.400%	5/1/45	10,336	9,932
Amgen Inc.	4.563%	6/15/48	5,176	5,071
Amgen Inc.	4.663%	6/15/51	11,563	11,434
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	19,764	19,763
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,421
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,500	3,386
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	41,919	42,232
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	838
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,750	3,609
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,230	7,339
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,034	2,804
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,656	5,766
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,470	3,001
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,325	8,051
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,201	3,936
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	275	265
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,444
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,834
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,012
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,735	2,598
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	1,987
Ascension Health	3.945%	11/15/46	3,925	3,798
3 Ascension Health	4.847%	11/15/53	1,379	1,514
AstraZeneca plc	4.000%	1/17/29	2,500	2,463
AstraZeneca plc	6.450%	9/15/37	8,062	10,102
AstraZeneca plc	4.000%	9/18/42	3,750	3,473
AstraZeneca plc	4.375%	11/16/45	3,127	3,077
AstraZeneca plc	4.375%	8/17/48	2,550	2,477
4 BAT Capital Corp.	4.390%	8/15/37	8,325	7,753
4 BAT Capital Corp.	4.540%	8/15/47	8,310	7,629

Baxalta Inc.	5.250%	6/23/45	1,100	1,183
Baxter International Inc.	3.500%	8/15/46	1,375	1,154
Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,522
Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,224
Becton Dickinson & Co.	4.685%	12/15/44	3,988	3,926
Becton Dickinson & Co.	4.669%	6/6/47	2,775	2,744
Becton Dickinson and Co.	5.000%	11/12/40	3,130	3,193
Biogen Inc.	5.200%	9/15/45	6,071	6,436
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	1,000	993
Boston Scientific Corp.	7.000%	11/15/35	1,680	2,106
Boston Scientific Corp.	7.375%	1/15/40	505	664
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,690	1,459
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,664	1,747
Brown-Forman Corp.	4.500%	7/15/45	1,650	1,718
Campbell Soup Co.	3.800%	8/2/42	1,250	977
Campbell Soup Co.	4.800%	3/15/48	3,375	3,083
Cardinal Health Inc.	4.600%	3/15/43	2,575	2,330
Cardinal Health Inc.	4.500%	11/15/44	800	716
Cardinal Health Inc.	4.900%	9/15/45	850	805
Cardinal Health Inc.	4.368%	6/15/47	2,000	1,778
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,525	2,299
Celgene Corp.	5.250%	8/15/43	3,875	3,923
Celgene Corp.	4.625%	5/15/44	4,431	4,156
Celgene Corp.	5.000%	8/15/45	3,487	3,446
Celgene Corp.	4.350%	11/15/47	4,084	3,679
Celgene Corp.	4.550%	2/20/48	5,133	4,749
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,053
Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,186
City of Hope	5.623%	11/15/43	1,125	1,314
City of Hope	4.378%	8/15/48	1,000	983
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,315	1,379
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,825	1,981
Colgate-Palmolive Co.	4.000%	8/15/45	1,995	1,966
Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,649
Conagra Brands Inc.	7.000%	10/1/28	1,355	1,523
Conagra Brands Inc.	8.250%	9/15/30	1,200	1,537
Constellation Brands Inc.	4.500%	5/9/47	1,775	1,656
Constellation Brands Inc.	4.100%	2/15/48	2,400	2,106
CVS Health Corp.	4.875%	7/20/35	3,500	3,518
CVS Health Corp.	4.780%	3/25/38	11,000	10,947
CVS Health Corp.	6.125%	9/15/39	3,000	3,352
CVS Health Corp.	5.300%	12/5/43	3,680	3,836
CVS Health Corp.	5.125%	7/20/45	11,975	12,285
CVS Health Corp.	5.050%	3/25/48	28,450	29,030
Danaher Corp.	4.375%	9/15/45	1,625	1,645
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	996
Diageo Capital plc	5.875%	9/30/36	1,825	2,180
Diageo Capital plc	3.875%	4/29/43	1,000	957
Diageo Investment Corp.	7.450%	4/15/35	1,350	1,840
Diageo Investment Corp.	4.250%	5/11/42	1,802	1,816
Dignity Health California GO	4.500%	11/1/42	1,050	980
Dignity Health California GO	5.267%	11/1/64	1,100	1,081
Duke University Health System Inc.	3.920%	6/1/47	1,995	1,928
Eli Lilly & Co.	5.550%	3/15/37	1,442	1,705
Eli Lilly & Co.	3.700%	3/1/45	3,888	3,662
Eli Lilly & Co.	3.950%	5/15/47	1,500	1,480
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,075	1,298

Estee Lauder Cos. Inc.	4.375%	6/15/45	1,700	1,739
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,575	1,567
Express Scripts Holding Co.	6.125%	11/15/41	1,020	1,147
Express Scripts Holding Co.	4.800%	7/15/46	6,895	6,729
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,325	2,249
Genentech Inc.	5.250%	7/15/35	300	342
General Mills Inc.	4.550%	4/17/38	1,625	1,560
General Mills Inc.	5.400%	6/15/40	2,075	2,153
General Mills Inc.	4.150%	2/15/43	1,025	903
General Mills Inc.	4.700%	4/17/48	2,975	2,842
Gilead Sciences Inc.	4.600%	9/1/35	3,489	3,593
Gilead Sciences Inc.	4.000%	9/1/36	3,308	3,165
Gilead Sciences Inc.	5.650%	12/1/41	3,710	4,250
Gilead Sciences Inc.	4.800%	4/1/44	6,934	7,109
Gilead Sciences Inc.	4.500%	2/1/45	6,189	6,151
Gilead Sciences Inc.	4.750%	3/1/46	6,202	6,346
Gilead Sciences Inc.	4.150%	3/1/47	5,821	5,514
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,559	12,276
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,650	1,647
Hackensack Meridian Health	4.500%	7/1/57	1,000	1,020
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,200	1,180
Hasbro Inc.	6.350%	3/15/40	1,654	1,806
Hasbro Inc.	5.100%	5/15/44	1,025	962
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	1,875	1,852
JM Smucker Co.	4.250%	3/15/35	1,475	1,382
JM Smucker Co.	4.375%	3/15/45	2,900	2,660
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,650	1,515
Johnson & Johnson	6.950%	9/1/29	1,900	2,486
Johnson & Johnson	4.950%	5/15/33	3,000	3,372
Johnson & Johnson	4.375%	12/5/33	2,827	2,995
Johnson & Johnson	3.550%	3/1/36	4,174	3,975
Johnson & Johnson	3.625%	3/3/37	5,609	5,386
Johnson & Johnson	5.950%	8/15/37	2,864	3,586
Johnson & Johnson	3.400%	1/15/38	1,783	1,656
Johnson & Johnson	5.850%	7/15/38	1,865	2,339
Johnson & Johnson	4.500%	9/1/40	754	796
Johnson & Johnson	4.850%	5/15/41	1,000	1,091
Johnson & Johnson	4.500%	12/5/43	454	484
Johnson & Johnson	3.700%	3/1/46	6,719	6,385
Johnson & Johnson	3.750%	3/3/47	4,700	4,502
Johnson & Johnson	3.500%	1/15/48	2,841	2,616
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,366
Kaiser Foundation Hospitals	4.150%	5/1/47	3,002	2,987
Kellogg Co.	7.450%	4/1/31	127	159
Kellogg Co.	4.500%	4/1/46	2,384	2,251
4 Keurig Dr Pepper Inc.	4.985%	5/25/38	2,125	2,145
Keurig Dr Pepper Inc.	4.500%	11/15/45	3,195	2,937
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,375	1,245
4 Keurig Dr Pepper Inc.	5.085%	5/25/48	2,525	2,562
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	1,861
Kimberly-Clark Corp.	5.300%	3/1/41	1,220	1,392
Kimberly-Clark Corp.	3.700%	6/1/43	980	895
Kimberly-Clark Corp.	3.200%	7/30/46	3,225	2,727
Kimberly-Clark Corp.	3.900%	5/4/47	200	191
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,839	3,083
Koninklijke Philips NV	6.875%	3/11/38	2,500	3,234

Koninklijke Philips NV	5.000%	3/15/42	1,785	1,938
Kraft Foods Group Inc.	6.875%	1/26/39	3,586	4,189
Kraft Foods Group Inc.	6.500%	2/9/40	4,063	4,542
Kraft Foods Group Inc.	5.000%	6/4/42	3,815	3,637
Kraft Heinz Foods Co.	4.625%	1/30/29	3,800	3,778
Kraft Heinz Foods Co.	5.000%	7/15/35	4,295	4,242
Kraft Heinz Foods Co.	5.200%	7/15/45	6,565	6,416
Kraft Heinz Foods Co.	4.375%	6/1/46	10,445	9,174
Kroger Co.	7.700%	6/1/29	725	880
Kroger Co.	8.000%	9/15/29	775	956
Kroger Co.	7.500%	4/1/31	1,520	1,844
Kroger Co.	6.900%	4/15/38	500	599
Kroger Co.	5.400%	7/15/40	995	1,013
Kroger Co.	5.000%	4/15/42	900	876
Kroger Co.	5.150%	8/1/43	1,300	1,284
Kroger Co.	3.875%	10/15/46	1,625	1,358
Kroger Co.	4.450%	2/1/47	3,300	3,039
Kroger Co.	4.650%	1/15/48	1,950	1,830
Laboratory Corp. of America Holdings	4.700%	2/1/45	3,274	3,173
3 Mayo Clinic	3.774%	11/15/43	900	861
3 Mayo Clinic	4.000%	11/15/47	1,200	1,161
3 Mayo Clinic	4.128%	11/15/52	1,050	1,044
McCormick & Co. Inc.	4.200%	8/15/47	1,200	1,129
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,582
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,525
Medtronic Inc.	4.375%	3/15/35	9,281	9,595
Medtronic Inc.	6.500%	3/15/39	1,000	1,267
Medtronic Inc.	5.550%	3/15/40	1,535	1,778
Medtronic Inc.	4.500%	3/15/42	1,800	1,856
Medtronic Inc.	4.625%	3/15/44	2,881	3,020
Medtronic Inc.	4.625%	3/15/45	14,400	15,229
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	850	964
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	1,555	1,531
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	1,975	1,957
Merck & Co. Inc.	3.600%	9/15/42	1,754	1,639
Merck & Co. Inc.	4.150%	5/18/43	5,384	5,484
Merck & Co. Inc.	3.700%	2/10/45	6,410	6,139
Molson Coors Brewing Co.	5.000%	5/1/42	3,743	3,722
Molson Coors Brewing Co.	4.200%	7/15/46	6,575	5,807
Mondelez International Inc.	4.625%	5/7/48	1,000	974
3 Montefiore Obligated Group	5.246%	11/1/48	1,800	1,811
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	985
Mylan Inc.	5.400%	11/29/43	1,690	1,599
4 Mylan Inc.	5.200%	4/15/48	2,500	2,309
Mylan NV	5.250%	6/15/46	3,225	3,012
New York & Presbyterian Hospital	4.024%	8/1/45	2,300	2,250
New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,264
Newell Brands Inc.	5.375%	4/1/36	2,677	2,553
Newell Brands Inc.	5.500%	4/1/46	5,600	5,334
Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,585
Northwell Healthcare Inc.	4.260%	11/1/47	2,875	2,729
Novartis Capital Corp.	3.700%	9/21/42	1,700	1,622
Novartis Capital Corp.	4.400%	5/6/44	6,453	6,853
Novartis Capital Corp.	4.000%	11/20/45	4,211	4,218

NYU Hospitals Center	4.784%	7/1/44	1,150	1,223
3 NYU Hospitals Center	4.368%	7/1/47	1,875	1,903
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,018
Partners Healthcare System Inc.	4.117%	7/1/55	1,000	945
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,233	5,396
PepsiCo Inc.	5.500%	1/15/40	1,908	2,252
PepsiCo Inc.	4.875%	11/1/40	1,797	1,973
PepsiCo Inc.	4.000%	3/5/42	2,678	2,642
PepsiCo Inc.	3.600%	8/13/42	1,625	1,502
PepsiCo Inc.	4.250%	10/22/44	2,333	2,359
PepsiCo Inc.	4.600%	7/17/45	2,799	2,973
PepsiCo Inc.	4.450%	4/14/46	2,405	2,511
PepsiCo Inc.	3.450%	10/6/46	5,200	4,672
PepsiCo Inc.	4.000%	5/2/47	2,680	2,604
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,781	1,608
Pfizer Inc.	4.000%	12/15/36	4,232	4,173
Pfizer Inc.	4.100%	9/15/38	2,350	2,347
Pfizer Inc.	7.200%	3/15/39	7,883	10,879
Pfizer Inc.	4.300%	6/15/43	2,507	2,526
Pfizer Inc.	4.400%	5/15/44	4,750	4,875
Pfizer Inc.	4.125%	12/15/46	4,025	3,995
Pfizer Inc.	4.200%	9/15/48	5,000	5,008
Pharmacia LLC	6.600%	12/1/28	2,950	3,584
Philip Morris International Inc.	6.375%	5/16/38	2,601	3,126
Philip Morris International Inc.	4.375%	11/15/41	3,868	3,751
Philip Morris International Inc.	4.500%	3/20/42	4,128	4,001
Philip Morris International Inc.	3.875%	8/21/42	3,090	2,748
Philip Morris International Inc.	4.125%	3/4/43	1,600	1,483
Philip Morris International Inc.	4.875%	11/15/43	1,398	1,426
Philip Morris International Inc.	4.250%	11/10/44	5,580	5,254
Procter & Gamble Co.	3.500%	10/25/47	4,700	4,359
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,350	1,222
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	1,200	1,129
Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,063
Reynolds American Inc.	5.700%	8/15/35	2,902	3,098
Reynolds American Inc.	7.250%	6/15/37	1,550	1,908
Reynolds American Inc.	6.150%	9/15/43	1,500	1,671
Reynolds American Inc.	5.850%	8/15/45	7,315	7,900
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,245
Stanford Health Care	3.795%	11/15/48	1,800	1,703
Stryker Corp.	4.100%	4/1/43	1,920	1,782
Stryker Corp.	4.625%	3/15/46	3,975	4,021
Sutter Health	4.091%	8/15/48	1,125	1,064
Sysco Corp.	4.850%	10/1/45	1,525	1,560
Sysco Corp.	4.500%	4/1/46	2,200	2,159
Sysco Corp.	4.450%	3/15/48	1,700	1,656
3 Texas Health Resources	4.330%	11/15/55	1,000	1,013
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,500	1,644
Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,500	2,335
Trinity Health Corp.	4.125%	12/1/45	1,175	1,131
Tyson Foods Inc.	4.875%	8/15/34	2,070	2,085
Tyson Foods Inc.	5.150%	8/15/44	1,723	1,753
Tyson Foods Inc.	4.550%	6/2/47	2,483	2,299
Tyson Foods Inc.	5.100%	9/28/48	1,250	1,273
Unilever Capital Corp.	5.900%	11/15/32	2,983	3,627

Whirlpool Corp.	4.500%	6/1/46	1,650	1,461
Wyeth LLC	6.500%	2/1/34	3,091	3,864
Wyeth LLC	6.000%	2/15/36	510	620
Wyeth LLC	5.950%	4/1/37	7,030	8,479
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	387
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	958
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,450	1,353
Zoetis Inc.	4.700%	2/1/43	3,766	3,848
Zoetis Inc.	3.950%	9/12/47	1,721	1,558
Zoetis Inc.	4.450%	8/20/48	1,375	1,375

Energy (5.7%)
Anadarko Finance Co.	7.500%	5/1/31	2,181	2,678
Anadarko Petroleum Corp.	6.450%	9/15/36	6,110	6,950
Anadarko Petroleum Corp.	7.950%	6/15/39	1,150	1,486
Anadarko Petroleum Corp.	6.200%	3/15/40	3,128	3,470
Anadarko Petroleum Corp.	4.500%	7/15/44	2,080	1,883
Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	4,171
Andeavor	4.500%	4/1/48	1,500	1,392
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	1,900	1,898
Apache Corp.	4.375%	10/15/28	2,800	2,746
Apache Corp.	7.750%	12/15/29	1,000	1,233
Apache Corp.	6.000%	1/15/37	3,701	4,044
Apache Corp.	5.100%	9/1/40	5,225	5,152
Apache Corp.	5.250%	2/1/42	1,675	1,671
Apache Corp.	4.750%	4/15/43	4,815	4,556
Apache Corp.	4.250%	1/15/44	1,575	1,396
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,754	2,898
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	5,425	4,899
BP Capital Markets plc	3.723%	11/28/28	3,629	3,580
Buckeye Partners LP	5.850%	11/15/43	1,725	1,657
Buckeye Partners LP	5.600%	10/15/44	1,025	954
Burlington Resources Finance Co.	7.200%	8/15/31	1,975	2,504
Burlington Resources Finance Co.	7.400%	12/1/31	2,675	3,413
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,544
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,028
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	771
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,065	2,451
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,740	4,411
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,425	1,741
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,737	2,849
Cenovus Energy Inc.	5.250%	6/15/37	2,501	2,470
Cenovus Energy Inc.	6.750%	11/15/39	5,280	5,960
Cenovus Energy Inc.	4.450%	9/15/42	2,325	2,037
Cenovus Energy Inc.	5.200%	9/15/43	1,300	1,251
Cenovus Energy Inc.	5.400%	6/15/47	3,251	3,271
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,650	1,828
Concho Resources Inc.	4.875%	10/1/47	2,975	3,020
Concho Resources Inc.	4.850%	8/15/48	1,800	1,811
Conoco Funding Co.	7.250%	10/15/31	1,945	2,499
ConocoPhillips	5.900%	10/15/32	1,850	2,174
ConocoPhillips	5.900%	5/15/38	2,275	2,718
ConocoPhillips	6.500%	2/1/39	8,550	11,057
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,570	1,888
ConocoPhillips Co.	4.150%	11/15/34	706	690

ConocoPhillips Co.	4.300%	11/15/44	2,130	2,192
ConocoPhillips Co.	5.950%	3/15/46	1,725	2,174
ConocoPhillips Holding Co.	6.950%	4/15/29	5,150	6,419
Continental Resources Inc.	4.900%	6/1/44	2,600	2,574
Devon Energy Corp.	7.950%	4/15/32	2,264	2,852
Devon Energy Corp.	5.600%	7/15/41	2,854	3,030
Devon Energy Corp.	4.750%	5/15/42	3,530	3,371
Devon Energy Corp.	5.000%	6/15/45	1,442	1,423
Devon Financing Co. LLC	7.875%	9/30/31	2,791	3,462
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,300	1,297
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,868	1,841
Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,560
Enbridge Energy Partners LP	7.500%	4/15/38	1,456	1,870
Enbridge Energy Partners LP	5.500%	9/15/40	2,625	2,814
Enbridge Energy Partners LP	7.375%	10/15/45	1,150	1,523
Enbridge Inc.	4.500%	6/10/44	1,500	1,434
Enbridge Inc.	5.500%	12/1/46	2,500	2,761
Encana Corp.	8.125%	9/15/30	800	1,019
Encana Corp.	7.375%	11/1/31	2,025	2,464
Encana Corp.	6.500%	8/15/34	2,908	3,368
Encana Corp.	6.625%	8/15/37	1,650	1,944
Encana Corp.	6.500%	2/1/38	2,000	2,345
Energy Transfer LP	8.250%	11/15/29	150	182
Energy Transfer LP	4.900%	3/15/35	1,752	1,647
Energy Transfer LP	6.625%	10/15/36	1,601	1,780
Energy Transfer LP	7.500%	7/1/38	1,505	1,800
Energy Transfer LP	6.500%	2/1/42	2,230	2,462
Energy Transfer LP	5.150%	2/1/43	1,424	1,332
Energy Transfer LP	5.950%	10/1/43	1,400	1,439
Energy Transfer LP	5.150%	3/15/45	4,091	3,861
Energy Transfer LP	6.125%	12/15/45	4,165	4,427
Energy Transfer Partners LP	5.800%	6/15/38	2,450	2,543
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,485
Energy Transfer Partners LP	5.300%	4/15/47	2,575	2,491
Energy Transfer Partners LP	6.000%	6/15/48	3,725	3,967
Enterprise Products Operating LLC	6.875%	3/1/33	2,712	3,339
Enterprise Products Operating LLC	6.650%	10/15/34	1,220	1,477
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,063
Enterprise Products Operating LLC	6.125%	10/15/39	2,085	2,434
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,562
Enterprise Products Operating LLC	5.950%	2/1/41	2,353	2,718
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,738
Enterprise Products Operating LLC	4.850%	8/15/42	3,780	3,873
Enterprise Products Operating LLC	4.450%	2/15/43	5,230	5,072
Enterprise Products Operating LLC	4.850%	3/15/44	1,283	1,298
Enterprise Products Operating LLC	5.100%	2/15/45	2,545	2,659
Enterprise Products Operating LLC	4.900%	5/15/46	2,650	2,728
Enterprise Products Operating LLC	4.250%	2/15/48	5,775	5,391
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,148
EOG Resources Inc.	3.900%	4/1/35	1,657	1,616
EQT Midstream Partners LP	6.500%	7/15/48	1,500	1,597
Exxon Mobil Corp.	3.567%	3/6/45	3,123	2,916
Exxon Mobil Corp.	4.114%	3/1/46	8,225	8,300
Halliburton Co.	4.850%	11/15/35	5,236	5,480
Halliburton Co.	6.700%	9/15/38	3,564	4,423
Halliburton Co.	7.450%	9/15/39	767	1,025
Halliburton Co.	4.500%	11/15/41	2,057	2,014

Halliburton Co.	4.750%	8/1/43	2,795	2,853
Halliburton Co.	5.000%	11/15/45	7,160	7,627
Hess Corp.	7.875%	10/1/29	2,100	2,532
Hess Corp.	7.300%	8/15/31	645	743
Hess Corp.	7.125%	3/15/33	1,375	1,574
Hess Corp.	6.000%	1/15/40	2,852	2,966
Hess Corp.	5.600%	2/15/41	4,742	4,791
Hess Corp.	5.800%	4/1/47	2,050	2,157
Husky Energy Inc.	6.800%	9/15/37	1,250	1,540
Kerr-McGee Corp.	7.875%	9/15/31	1,300	1,619
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	569
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	624
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,425	2,935
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,975	2,126
Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	725
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,086	4,946
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,337
Kinder Morgan Energy Partners LP	6.550%	9/15/40	875	996
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,857
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,146
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,854	1,909
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,502
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	1,966
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	970
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,063	2,124
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,265	2,313
Kinder Morgan Inc.	7.800%	8/1/31	1,075	1,334
Kinder Morgan Inc.	5.300%	12/1/34	1,566	1,616
Kinder Morgan Inc.	5.550%	6/1/45	5,830	6,151
Kinder Morgan Inc.	5.050%	2/15/46	2,340	2,334
Kinder Morgan Inc.	5.200%	3/1/48	3,400	3,463
Kinder Morgan Inc.	7.750%	1/15/32	4,106	5,172
Magellan Midstream Partners LP	5.150%	10/15/43	2,100	2,179
Magellan Midstream Partners LP	4.250%	9/15/46	1,725	1,613
Magellan Midstream Partners LP	4.200%	10/3/47	1,700	1,555
Marathon Oil Corp.	6.800%	3/15/32	1,700	1,994
Marathon Oil Corp.	6.600%	10/1/37	2,585	3,043
Marathon Oil Corp.	5.200%	6/1/45	2,082	2,172
Marathon Petroleum Corp.	6.500%	3/1/41	3,448	4,028
Marathon Petroleum Corp.	4.750%	9/15/44	1,870	1,798
Marathon Petroleum Corp.	5.850%	12/15/45	925	971
Marathon Petroleum Corp.	5.000%	9/15/54	1,950	1,857
MPLX LP	4.500%	4/15/38	4,200	3,951
MPLX LP	5.200%	3/1/47	3,825	3,820
MPLX LP	4.700%	4/15/48	4,965	4,629
MPLX LP	4.900%	4/15/58	1,775	1,610
National Oilwell Varco Inc.	3.950%	12/1/42	3,645	3,112
Noble Energy Inc.	6.000%	3/1/41	2,930	3,134
Noble Energy Inc.	5.250%	11/15/43	3,560	3,541
Noble Energy Inc.	5.050%	11/15/44	2,209	2,126
Noble Energy Inc.	4.950%	8/15/47	1,900	1,819
Occidental Petroleum Corp.	4.625%	6/15/45	2,825	2,916
Occidental Petroleum Corp.	4.400%	4/15/46	3,100	3,125
Occidental Petroleum Corp.	4.100%	2/15/47	3,107	2,997
Occidental Petroleum Corp.	4.200%	3/15/48	3,375	3,320
ONEOK Inc.	6.000%	6/15/35	1,285	1,392
ONEOK Inc.	4.950%	7/13/47	1,800	1,773

ONEOK Inc.	5.200%	7/15/48	2,300	2,343
ONEOK Partners LP	6.650%	10/1/36	2,725	3,167
ONEOK Partners LP	6.850%	10/15/37	650	772
ONEOK Partners LP	6.125%	2/1/41	2,675	2,948
ONEOK Partners LP	6.200%	9/15/43	1,450	1,619
Petro-Canada	5.350%	7/15/33	1,450	1,557
Petro-Canada	5.950%	5/15/35	2,480	2,860
Petro-Canada	6.800%	5/15/38	4,060	5,134
Phillips 66	4.650%	11/15/34	2,941	2,961
Phillips 66	5.875%	5/1/42	5,193	5,969
Phillips 66	4.875%	11/15/44	5,672	5,874
Phillips 66 Partners LP	4.680%	2/15/45	1,300	1,229
Phillips 66 Partners LP	4.900%	10/1/46	2,250	2,190
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,850	2,064
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,661	1,558
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	2,500	2,130
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,375	2,140
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,002	927
Shell International Finance BV	4.125%	5/11/35	5,762	5,822
Shell International Finance BV	6.375%	12/15/38	9,569	12,325
Shell International Finance BV	5.500%	3/25/40	2,095	2,462
Shell International Finance BV	3.625%	8/21/42	1,995	1,832
Shell International Finance BV	4.550%	8/12/43	4,290	4,521
Shell International Finance BV	4.375%	5/11/45	9,187	9,431
Shell International Finance BV	4.000%	5/10/46	7,801	7,599
Shell International Finance BV	3.750%	9/12/46	4,929	4,614
Spectra Energy Partners LP	5.950%	9/25/43	1,710	1,925
Spectra Energy Partners LP	4.500%	3/15/45	2,103	2,007
Suncor Energy Inc.	7.150%	2/1/32	800	998
Suncor Energy Inc.	5.950%	12/1/34	855	979
Suncor Energy Inc.	6.500%	6/15/38	2,150	2,650
Suncor Energy Inc.	6.850%	6/1/39	3,033	3,876
Suncor Energy Inc.	4.000%	11/15/47	3,200	2,994
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,680
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,434
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,769
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,395	3,302
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	1,857	1,818
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,470	1,716
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,339
Texas Eastern Transmission LP	7.000%	7/15/32	1,375	1,660
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,617	3,612
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	868
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,308
TransCanada PipeLines Ltd.	6.200%	10/15/37	4,858	5,648
TransCanada PipeLines Ltd.	4.750%	5/15/38	3,000	3,035
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,670	3,378
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,105	2,788
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,956	3,367
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,425	2,471
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,075	3,150
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,342

Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,295	1,230
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,168
Valero Energy Corp.	4.350%	6/1/28	325	326
Valero Energy Corp.	7.500%	4/15/32	2,481	3,144
Valero Energy Corp.	6.625%	6/15/37	4,749	5,713
Valero Energy Corp.	4.900%	3/15/45	2,375	2,415
Western Gas Partners LP	5.450%	4/1/44	2,075	1,951
Western Gas Partners LP	5.300%	3/1/48	2,150	1,977
Western Gas Partners LP	5.500%	8/15/48	975	922
Williams Cos. Inc.	7.500%	1/15/31	1,100	1,335
Williams Cos. Inc.	6.300%	4/15/40	4,353	4,909
Williams Cos. Inc.	5.800%	11/15/43	1,925	2,075
Williams Cos. Inc.	5.400%	3/4/44	1,454	1,504
Williams Cos. Inc.	5.750%	6/24/44	2,400	2,562
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,601
Williams Cos. Inc.	5.100%	9/15/45	4,193	4,213
Williams Cos. Inc.	4.850%	3/1/48	2,675	2,594

Other Industrial (0.3%)
3 Boston University	4.061%	10/1/48	875	864
California Institute of Technology GO	4.321%	8/1/45	1,000	1,027
California Institute of Technology GO	4.700%	11/1/11	1,350	1,376
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	1,175	1,140
3 Massachusetts Institute of Technology GO	3.959%	7/1/38	1,250	1,250
Massachusetts Institute of Technology GO	5.600%	7/1/11	2,525	3,201
Massachusetts Institute of Technology GO	4.678%	7/1/14	1,800	1,925
Massachusetts Institute of Technology GO	3.885%	7/1/16	1,660	1,492
3 Northwestern University Illinois GO	4.643%	12/1/44	1,800	1,971
3 Northwestern University Illinois GO	3.662%	12/1/57	900	847
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	900	878
3 Rice University Texas GO	3.574%	5/15/45	2,050	1,914
3 Rice University Texas GO	3.774%	5/15/55	150	139
Stanford University California GO	3.647%	5/1/48	2,475	2,345
3 University of Chicago	4.003%	10/1/53	1,600	1,582
3 University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,293
University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,288
University of Pennsylvania GO	4.674%	9/1/12	1,000	994
3 University of Southern California GO	3.028%	10/1/39	2,500	2,225
3 University of Southern California GO	3.841%	10/1/47	1,325	1,305

Technology (3.4%)
Analog Devices Inc.	5.300%	12/15/45	1,300	1,398
Apple Inc.	4.500%	2/23/36	4,046	4,372
Apple Inc.	3.850%	5/4/43	10,117	9,697
Apple Inc.	4.450%	5/6/44	3,411	3,577
Apple Inc.	3.450%	2/9/45	6,729	6,008
Apple Inc.	4.375%	5/13/45	6,554	6,769
Apple Inc.	4.650%	2/23/46	13,467	14,539
Apple Inc.	3.850%	8/4/46	6,832	6,528
Apple Inc.	4.250%	2/9/47	3,455	3,501
Apple Inc.	3.750%	9/12/47	3,500	3,265
Apple Inc.	3.750%	11/13/47	4,225	3,941
Applied Materials Inc.	5.100%	10/1/35	1,882	2,048
Applied Materials Inc.	5.850%	6/15/41	1,995	2,379
Applied Materials Inc.	4.350%	4/1/47	3,559	3,526
Cisco Systems Inc.	5.900%	2/15/39	6,781	8,402

Cisco Systems Inc.	5.500%	1/15/40	6,635	7,914
Corning Inc.	5.750%	8/15/40	1,325	1,487
Corning Inc.	4.375%	11/15/57	3,800	3,338
4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	5,414	6,469
4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	6,865	8,519
Fidelity National Information Services Inc.	4.500%	8/15/46	1,675	1,581
Fidelity National Information Services Inc.	4.750%	5/15/48	1,875	1,857
Fiserv Inc.	4.200%	10/1/28	2,475	2,480
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,688	2,768
Hewlett Packard Enterprise Co.	6.350%	10/15/45	5,458	5,601
HP Inc.	6.000%	9/15/41	3,145	3,184
Intel Corp.	4.000%	12/15/32	2,572	2,630
Intel Corp.	4.800%	10/1/41	2,622	2,849
Intel Corp.	4.250%	12/15/42	600	603
Intel Corp.	4.100%	5/19/46	4,463	4,414
Intel Corp.	4.100%	5/11/47	3,520	3,475
Intel Corp.	3.734%	12/8/47	9,483	8,806
International Business Machines Corp.	5.875%	11/29/32	2,200	2,610
International Business Machines Corp.	5.600%	11/30/39	3,000	3,575
International Business Machines Corp.	4.000%	6/20/42	4,100	3,977
International Business Machines Corp.	4.700%	2/19/46	2,350	2,520
Juniper Networks Inc.	5.950%	3/15/41	1,355	1,347
Microsoft Corp.	3.500%	2/12/35	5,964	5,726
Microsoft Corp.	4.200%	11/3/35	3,278	3,416
Microsoft Corp.	3.450%	8/8/36	8,713	8,288
Microsoft Corp.	4.100%	2/6/37	8,761	9,047
Microsoft Corp.	5.200%	6/1/39	2,605	3,062
Microsoft Corp.	4.500%	10/1/40	2,972	3,188
Microsoft Corp.	5.300%	2/8/41	2,195	2,585
Microsoft Corp.	3.500%	11/15/42	3,408	3,166
Microsoft Corp.	3.750%	5/1/43	1,683	1,623
Microsoft Corp.	4.875%	12/15/43	1,675	1,878
Microsoft Corp.	3.750%	2/12/45	6,489	6,277
Microsoft Corp.	4.450%	11/3/45	11,649	12,471
Microsoft Corp.	3.700%	8/8/46	15,000	14,345
Microsoft Corp.	4.250%	2/6/47	8,143	8,543
Microsoft Corp.	4.000%	2/12/55	12,830	12,708
Microsoft Corp.	3.950%	8/8/56	5,157	5,028
Microsoft Corp.	4.500%	2/6/57	7,112	7,645
Motorola Solutions Inc.	5.500%	9/1/44	1,310	1,225
Oracle Corp.	3.250%	5/15/30	1,704	1,616
Oracle Corp.	4.300%	7/8/34	5,779	5,925
Oracle Corp.	3.900%	5/15/35	4,366	4,226
Oracle Corp.	3.850%	7/15/36	4,265	4,100
Oracle Corp.	3.800%	11/15/37	6,416	6,130
Oracle Corp.	6.500%	4/15/38	4,170	5,348
Oracle Corp.	6.125%	7/8/39	4,125	5,080
Oracle Corp.	5.375%	7/15/40	8,339	9,483
Oracle Corp.	4.500%	7/8/44	3,783	3,858
Oracle Corp.	4.125%	5/15/45	7,952	7,696
Oracle Corp.	4.000%	7/15/46	9,174	8,730
Oracle Corp.	4.000%	11/15/47	7,470	7,088
Oracle Corp.	4.375%	5/15/55	2,990	2,976
QUALCOMM Inc.	4.650%	5/20/35	3,345	3,399
QUALCOMM Inc.	4.800%	5/20/45	4,951	4,995

QUALCOMM Inc.	4.300%	5/20/47	4,941	4,646
Seagate HDD Cayman	5.750%	12/1/34	1,625	1,475
Texas Instruments Inc.	4.150%	5/15/48	4,950	4,951
Tyco Electronics Group SA	7.125%	10/1/37	1,725	2,289
Verisk Analytics Inc.	5.500%	6/15/45	1,625	1,648
Xerox Corp.	6.750%	12/15/39	1,075	1,078

Transportation (1.8%)
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	1,634	1,521
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	970	939
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	1,900	1,803
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,015	1,237
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,720	2,105
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,640	4,338
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,207	2,427
Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,632	3,012
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,175	1,270
Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,660	2,688
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,380	2,389
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,706	2,801
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,560	2,866
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,375	2,576
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,208	3,339
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,975	3,895
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,820	1,921
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,336	2,218
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,443	2,402
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	967
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,350	2,327
Canadian National Railway Co.	6.250%	8/1/34	2,170	2,687
Canadian National Railway Co.	6.200%	6/1/36	1,892	2,318
Canadian National Railway Co.	6.375%	11/15/37	515	651
Canadian National Railway Co.	3.200%	8/2/46	2,125	1,785
Canadian National Railway Co.	3.650%	2/3/48	2,500	2,322
Canadian Pacific Railway Co.	7.125%	10/15/31	1,165	1,465
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,220
Canadian Pacific Railway Co.	4.800%	9/15/35	1,225	1,289
Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,823
Canadian Pacific Railway Co.	6.125%	9/15/15	3,125	3,685
CSX Corp.	6.000%	10/1/36	1,195	1,407
CSX Corp.	6.150%	5/1/37	2,480	2,982
CSX Corp.	6.220%	4/30/40	2,190	2,646
CSX Corp.	5.500%	4/15/41	1,760	1,963
CSX Corp.	4.750%	5/30/42	2,217	2,278
CSX Corp.	4.400%	3/1/43	1,150	1,133
CSX Corp.	4.100%	3/15/44	1,750	1,655
CSX Corp.	3.800%	11/1/46	2,250	2,041
CSX Corp.	4.300%	3/1/48	2,825	2,753
CSX Corp.	3.950%	5/1/50	2,525	2,277
CSX Corp.	4.500%	8/1/54	1,665	1,600
CSX Corp.	4.250%	11/1/66	2,000	1,798
CSX Corp.	4.650%	3/1/68	1,155	1,110
FedEx Corp.	4.900%	1/15/34	2,025	2,135
FedEx Corp.	3.900%	2/1/35	1,770	1,662

FedEx Corp.	3.875%	8/1/42	1,755	1,561
FedEx Corp.	4.100%	4/15/43	1,700	1,557
FedEx Corp.	5.100%	1/15/44	2,848	2,947
FedEx Corp.	4.100%	2/1/45	1,270	1,158
FedEx Corp.	4.750%	11/15/45	3,483	3,489
FedEx Corp.	4.550%	4/1/46	4,028	3,949
FedEx Corp.	4.400%	1/15/47	1,794	1,713
FedEx Corp.	4.050%	2/15/48	3,700	3,325
FedEx Corp.	4.500%	2/1/65	785	690
Kansas City Southern	4.300%	5/15/43	1,500	1,391
Kansas City Southern	4.950%	8/15/45	1,720	1,713
Kansas City Southern	4.700%	5/1/48	2,000	1,988
Norfolk Southern Corp.	7.050%	5/1/37	345	443
Norfolk Southern Corp.	4.837%	10/1/41	1,908	1,986
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,520
Norfolk Southern Corp.	4.450%	6/15/45	1,910	1,916
Norfolk Southern Corp.	4.650%	1/15/46	1,950	2,009
Norfolk Southern Corp.	3.942%	11/1/47	300	279
Norfolk Southern Corp.	4.150%	2/28/48	2,585	2,488
Norfolk Southern Corp.	4.050%	8/15/52	3,846	3,611
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,462
Norfolk Southern Corp.	5.100%	8/1/18	725	707
Union Pacific Corp.	3.375%	2/1/35	725	650
Union Pacific Corp.	3.600%	9/15/37	7,283	6,682
Union Pacific Corp.	4.375%	9/10/38	2,400	2,443
Union Pacific Corp.	4.300%	6/15/42	130	128
Union Pacific Corp.	4.250%	4/15/43	1,550	1,482
Union Pacific Corp.	4.821%	2/1/44	150	160
Union Pacific Corp.	4.150%	1/15/45	400	377
Union Pacific Corp.	4.050%	11/15/45	1,200	1,140
Union Pacific Corp.	4.050%	3/1/46	700	660
Union Pacific Corp.	3.350%	8/15/46	1,750	1,464
Union Pacific Corp.	4.000%	4/15/47	1,675	1,583
Union Pacific Corp.	4.500%	9/10/48	4,300	4,385
Union Pacific Corp.	3.799%	10/1/51	3,806	3,351
Union Pacific Corp.	3.875%	2/1/55	1,910	1,689
Union Pacific Corp.	4.800%	9/10/58	1,100	1,136
Union Pacific Corp.	4.375%	11/15/65	2,350	2,157
Union Pacific Corp.	4.100%	9/15/67	2,000	1,758
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	600	654
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	828	773
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	1,047	973
3 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	2,700	2,596
United Parcel Service Inc.	6.200%	1/15/38	2,172	2,723
United Parcel Service Inc.	4.875%	11/15/40	1,995	2,197
United Parcel Service Inc.	3.625%	10/1/42	2,960	2,726
United Parcel Service Inc.	3.400%	11/15/46	2,160	1,864
United Parcel Service Inc.	3.750%	11/15/47	3,605	3,354
United Parcel Service of America Inc.	8.375%	4/1/30	550	724
				3,743,528
Utilities (6.1%)
Electric (5.5%)
AEP Texas Inc.	3.800%	10/1/47	1,000	899

AEP Transmission Co. LLC	4.000%	12/1/46	1,450	1,380
AEP Transmission Co. LLC	3.750%	12/1/47	1,750	1,602
AEP Transmission Co. LLC	4.250%	9/15/48	1,100	1,100
Alabama Power Co.	6.125%	5/15/38	1,460	1,761
Alabama Power Co.	6.000%	3/1/39	1,540	1,842
Alabama Power Co.	3.850%	12/1/42	1,155	1,074
Alabama Power Co.	4.150%	8/15/44	1,325	1,293
Alabama Power Co.	3.750%	3/1/45	1,470	1,350
Alabama Power Co.	4.300%	1/2/46	1,325	1,321
Alabama Power Co.	3.700%	12/1/47	1,845	1,663
Alabama Power Co.	4.300%	7/15/48	2,100	2,100
Ameren Illinois Co.	4.150%	3/15/46	1,752	1,730
Ameren Illinois Co.	3.700%	12/1/47	2,125	1,965
Appalachian Power Co.	7.000%	4/1/38	1,713	2,236
Appalachian Power Co.	4.400%	5/15/44	740	734
Appalachian Power Co.	4.450%	6/1/45	1,108	1,107
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,520
Arizona Public Service Co.	4.500%	4/1/42	1,615	1,661
Arizona Public Service Co.	4.350%	11/15/45	825	827
Arizona Public Service Co.	3.750%	5/15/46	1,445	1,324
Arizona Public Service Co.	4.200%	8/15/48	1,000	985
Avista Corp.	4.350%	6/1/48	1,300	1,305
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,401	1,729
Baltimore Gas & Electric Co.	3.500%	8/15/46	2,000	1,748
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	983
Baltimore Gas & Electric Co.	4.250%	9/15/48	1,000	994
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	6,791
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,423
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,640	1,790
Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,551	2,552
Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,500	2,261
4 Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,325	3,309
Black Hills Corp.	4.350%	5/1/33	1,300	1,282
Black Hills Corp.	4.200%	9/15/46	1,045	965
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,105	1,430
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,650	1,506
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,175	1,232
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,050	1,985
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,147
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,280	1,480
CMS Energy Corp.	4.875%	3/1/44	1,000	1,050
Commonwealth Edison Co.	5.900%	3/15/36	2,210	2,612
Commonwealth Edison Co.	6.450%	1/15/38	1,230	1,560
Commonwealth Edison Co.	3.800%	10/1/42	1,350	1,260
Commonwealth Edison Co.	4.600%	8/15/43	1,665	1,749
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,272
Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,542
Commonwealth Edison Co.	4.350%	11/15/45	1,525	1,538
Commonwealth Edison Co.	3.650%	6/15/46	2,200	1,994
Commonwealth Edison Co.	3.750%	8/15/47	2,025	1,865
Commonwealth Edison Co.	4.000%	3/1/48	2,700	2,597
Connecticut Light & Power Co.	4.300%	4/15/44	2,375	2,428
Connecticut Light & Power Co.	4.150%	6/1/45	50	50
Connecticut Light & Power Co.	4.000%	4/1/48	1,650	1,625
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,245	2,497
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,270	2,675
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	370	451

Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,837	2,287
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	2,960
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,010	1,164
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,020	2,354
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	662
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,435
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,474	3,566
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,977	3,044
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	1,859
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,700	1,585
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,417	1,429
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,175	1,121
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,175	1,062
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,875	2,839
Consumers Energy Co.	3.950%	5/15/43	1,405	1,364
Consumers Energy Co.	3.250%	8/15/46	1,500	1,281
Consumers Energy Co.	3.950%	7/15/47	1,135	1,099
Consumers Energy Co.	4.050%	5/15/48	2,150	2,118
Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,758
Dominion Energy Inc.	6.300%	3/15/33	1,435	1,663
Dominion Energy Inc.	5.250%	8/1/33	1,310	1,379
Dominion Energy Inc.	5.950%	6/15/35	2,440	2,737
Dominion Energy Inc.	7.000%	6/15/38	450	564
Dominion Energy Inc.	4.900%	8/1/41	1,875	1,925
Dominion Energy Inc.	4.050%	9/15/42	1,245	1,140
Dominion Energy Inc.	4.700%	12/1/44	1,795	1,812
DTE Electric Co.	4.000%	4/1/43	1,225	1,190
DTE Electric Co.	3.700%	3/15/45	1,700	1,571
DTE Electric Co.	3.700%	6/1/46	2,050	1,894
DTE Electric Co.	3.750%	8/15/47	1,450	1,358
DTE Electric Co.	4.050%	5/15/48	1,975	1,942
DTE Energy Co.	6.375%	4/15/33	1,330	1,570
Duke Energy Carolinas LLC	6.000%	12/1/28	925	1,071
Duke Energy Carolinas LLC	6.450%	10/15/32	1,525	1,880
Duke Energy Carolinas LLC	6.100%	6/1/37	1,660	2,013
Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,326
Duke Energy Carolinas LLC	5.300%	2/15/40	1,365	1,553
Duke Energy Carolinas LLC	4.250%	12/15/41	3,320	3,316
Duke Energy Carolinas LLC	4.000%	9/30/42	2,725	2,632
Duke Energy Carolinas LLC	3.750%	6/1/45	2,915	2,694
Duke Energy Carolinas LLC	3.875%	3/15/46	2,150	2,028
Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,678
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	1,904
Duke Energy Corp.	4.800%	12/15/45	2,000	2,050
Duke Energy Corp.	3.750%	9/1/46	6,810	6,005
Duke Energy Florida LLC	6.350%	9/15/37	1,890	2,375
Duke Energy Florida LLC	6.400%	6/15/38	1,679	2,150
Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,325
Duke Energy Florida LLC	3.850%	11/15/42	1,490	1,410
Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,078
Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,490
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,500	1,368
3 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	695
3 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	779
Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,321
Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,428
Duke Energy Indiana LLC	6.450%	4/1/39	750	963

Duke Energy Indiana LLC	4.900%	7/15/43	1,380	1,504
Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,650
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,101
Duke Energy Progress LLC	6.300%	4/1/38	1,825	2,271
Duke Energy Progress LLC	4.100%	5/15/42	2,300	2,223
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,221
Duke Energy Progress LLC	4.375%	3/30/44	1,925	1,948
Duke Energy Progress LLC	4.150%	12/1/44	1,755	1,725
Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,468
Duke Energy Progress LLC	3.700%	10/15/46	2,075	1,900
Duke Energy Progress LLC	3.600%	9/15/47	2,250	2,023
El Paso Electric Co.	6.000%	5/15/35	800	899
El Paso Electric Co.	5.000%	12/1/44	1,509	1,521
Emera US Finance LP	4.750%	6/15/46	4,306	4,197
Entergy Louisiana LLC	3.050%	6/1/31	1,170	1,061
Entergy Louisiana LLC	4.000%	3/15/33	3,200	3,202
Entergy Louisiana LLC	4.950%	1/15/45	2,136	2,148
Entergy Louisiana LLC	4.200%	9/1/48	2,000	1,977
Exelon Corp.	4.950%	6/15/35	1,585	1,633
Exelon Corp.	5.625%	6/15/35	1,793	1,991
Exelon Corp.	5.100%	6/15/45	1,967	2,071
Exelon Corp.	4.450%	4/15/46	2,856	2,773
Exelon Generation Co. LLC	6.250%	10/1/39	2,271	2,424
Exelon Generation Co. LLC	5.750%	10/1/41	1,185	1,214
Exelon Generation Co. LLC	5.600%	6/15/42	3,628	3,745
FirstEnergy Corp.	7.375%	11/15/31	5,325	6,858
FirstEnergy Corp.	4.850%	7/15/47	2,926	2,996
Florida Power & Light Co.	5.625%	4/1/34	1,199	1,397
Florida Power & Light Co.	4.950%	6/1/35	755	822
Florida Power & Light Co.	5.650%	2/1/37	1,343	1,581
Florida Power & Light Co.	5.950%	2/1/38	1,825	2,237
Florida Power & Light Co.	5.960%	4/1/39	1,830	2,256
Florida Power & Light Co.	5.690%	3/1/40	1,415	1,696
Florida Power & Light Co.	5.250%	2/1/41	1,375	1,575
Florida Power & Light Co.	4.125%	2/1/42	2,275	2,278
Florida Power & Light Co.	4.050%	6/1/42	2,067	2,040
Florida Power & Light Co.	3.800%	12/15/42	1,705	1,623
Florida Power & Light Co.	4.050%	10/1/44	1,682	1,664
Florida Power & Light Co.	3.700%	12/1/47	1,125	1,047
Florida Power & Light Co.	3.950%	3/1/48	4,025	3,923
Florida Power & Light Co.	4.125%	6/1/48	2,000	2,009
Georgia Power Co.	4.750%	9/1/40	2,170	2,191
Georgia Power Co.	4.300%	3/15/42	3,665	3,469
Georgia Power Co.	4.300%	3/15/43	1,320	1,259
Iberdrola International BV	6.750%	7/15/36	1,565	1,879
Indiana Michigan Power Co.	6.050%	3/15/37	1,040	1,240
Indiana Michigan Power Co.	4.550%	3/15/46	1,693	1,737
Indiana Michigan Power Co.	3.750%	7/1/47	1,000	910
Indiana Michigan Power Co.	4.250%	8/15/48	1,575	1,557
Interstate Power & Light Co.	6.250%	7/15/39	1,335	1,676
Interstate Power & Light Co.	3.700%	9/15/46	650	587
ITC Holdings Corp.	5.300%	7/1/43	1,125	1,232
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,569	2,666
Kansas City Power & Light Co.	6.050%	11/15/35	680	809
Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,401
Kansas City Power & Light Co.	4.200%	6/15/47	500	478
Kansas City Power & Light Co.	4.200%	3/15/48	750	720

Kentucky Utilities Co.	5.125%	11/1/40	1,465	1,668
MidAmerican Energy Co.	6.750%	12/30/31	1,365	1,731
MidAmerican Energy Co.	5.750%	11/1/35	1,050	1,240
MidAmerican Energy Co.	5.800%	10/15/36	1,155	1,376
MidAmerican Energy Co.	4.800%	9/15/43	1,215	1,310
MidAmerican Energy Co.	4.400%	10/15/44	920	943
MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,577
MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,561
MidAmerican Energy Co.	3.650%	8/1/48	2,400	2,204
Mississippi Power Co.	4.250%	3/15/42	1,575	1,482
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,000	1,365
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,724	2,721
Nevada Power Co.	6.650%	4/1/36	775	983
Nevada Power Co.	6.750%	7/1/37	1,295	1,652
Northern States Power Co.	6.250%	6/1/36	1,175	1,465
Northern States Power Co.	6.200%	7/1/37	1,200	1,501
Northern States Power Co.	5.350%	11/1/39	1,050	1,212
Northern States Power Co.	3.400%	8/15/42	1,700	1,516
Northern States Power Co.	4.125%	5/15/44	1,000	992
Northern States Power Co.	4.000%	8/15/45	1,000	976
Northern States Power Co.	3.600%	5/15/46	1,325	1,206
NorthWestern Corp.	4.176%	11/15/44	1,480	1,447
NSTAR Electric Co.	5.500%	3/15/40	1,605	1,849
NSTAR Electric Co.	4.400%	3/1/44	610	624
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,366
Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,604
Oglethorpe Power Corp.	5.250%	9/1/50	440	472
Ohio Edison Co.	6.875%	7/15/36	1,210	1,554
Ohio Power Co.	4.150%	4/1/48	1,350	1,332
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	952
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	963
4 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,100	1,093
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,470	1,901
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,526
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,438
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,641
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,330	1,403
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	1,925
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,766
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,019
4 Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,488
Pacific Gas & Electric Co.	6.050%	3/1/34	9,830	11,065
Pacific Gas & Electric Co.	5.800%	3/1/37	3,193	3,548
Pacific Gas & Electric Co.	6.350%	2/15/38	1,320	1,542
Pacific Gas & Electric Co.	6.250%	3/1/39	1,930	2,218
Pacific Gas & Electric Co.	5.400%	1/15/40	2,869	3,058
Pacific Gas & Electric Co.	4.450%	4/15/42	1,325	1,231
Pacific Gas & Electric Co.	4.600%	6/15/43	1,745	1,669
Pacific Gas & Electric Co.	5.125%	11/15/43	1,655	1,692
Pacific Gas & Electric Co.	4.750%	2/15/44	2,534	2,469
Pacific Gas & Electric Co.	4.300%	3/15/45	1,980	1,814
Pacific Gas & Electric Co.	4.250%	3/15/46	1,538	1,400
Pacific Gas & Electric Co.	4.000%	12/1/46	2,250	1,959
Pacific Gas & Electric Co.	3.950%	12/1/47	2,700	2,350
PacifiCorp	7.700%	11/15/31	1,370	1,849

PacifiCorp	5.250%	6/15/35	985	1,091
PacifiCorp	6.100%	8/1/36	1,170	1,436
PacifiCorp	5.750%	4/1/37	2,005	2,383
PacifiCorp	6.250%	10/15/37	1,974	2,484
PacifiCorp	6.350%	7/15/38	990	1,251
PacifiCorp	6.000%	1/15/39	2,150	2,662
PacifiCorp	4.100%	2/1/42	1,060	1,037
PacifiCorp	4.125%	1/15/49	1,750	1,719
PECO Energy Co.	5.950%	10/1/36	1,140	1,381
PECO Energy Co.	3.900%	3/1/48	1,325	1,261
Potomac Electric Power Co.	6.500%	11/15/37	1,945	2,461
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,148
PPL Capital Funding Inc.	4.700%	6/1/43	1,351	1,346
PPL Capital Funding Inc.	5.000%	3/15/44	1,810	1,893
PPL Capital Funding Inc.	4.000%	9/15/47	1,200	1,077
PPL Electric Utilities Corp.	6.250%	5/15/39	1,365	1,716
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,005
PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,183
PPL Electric Utilities Corp.	3.950%	6/1/47	2,800	2,699
PPL Electric Utilities Corp.	4.150%	6/15/48	1,300	1,285
Progress Energy Inc.	7.750%	3/1/31	1,855	2,431
Progress Energy Inc.	7.000%	10/30/31	1,350	1,688
Progress Energy Inc.	6.000%	12/1/39	1,975	2,365
PSEG Power LLC	8.625%	4/15/31	1,595	2,081
Public Service Co. of Colorado	6.500%	8/1/38	400	514
Public Service Co. of Colorado	3.600%	9/15/42	1,805	1,646
Public Service Co. of Colorado	4.300%	3/15/44	1,875	1,896
Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,784
Public Service Co. of Colorado	4.100%	6/15/48	1,000	993
Public Service Electric & Gas Co.	5.800%	5/1/37	1,510	1,814
Public Service Electric & Gas Co.	3.950%	5/1/42	2,195	2,124
Public Service Electric & Gas Co.	3.650%	9/1/42	2,095	1,962
Public Service Electric & Gas Co.	3.800%	3/1/46	2,072	1,965
Public Service Electric & Gas Co.	3.600%	12/1/47	1,750	1,600
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	987
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,229
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,679
Puget Sound Energy Inc.	5.795%	3/15/40	720	867
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,204
Puget Sound Energy Inc.	4.300%	5/20/45	1,660	1,687
Puget Sound Energy Inc.	4.223%	6/15/48	2,600	2,602
San Diego Gas & Electric Co.	6.000%	6/1/39	560	684
San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,693
San Diego Gas & Electric Co.	3.750%	6/1/47	1,760	1,602
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,321
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,000	1,173
South Carolina Electric & Gas Co.	5.300%	5/15/33	975	1,024
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,775	2,004
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,065	1,138
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,650	1,578
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,330	1,319
South Carolina Electric & Gas Co.	4.100%	6/15/46	1,405	1,300
South Carolina Electric & Gas Co.	4.500%	6/1/64	1,235	1,131
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,465	1,468
Southern California Edison Co.	6.650%	4/1/29	1,000	1,220
Southern California Edison Co.	6.000%	1/15/34	1,185	1,379
Southern California Edison Co.	5.750%	4/1/35	1,250	1,431

Southern California Edison Co.	5.350%	7/15/35	1,595	1,744
Southern California Edison Co.	5.550%	1/15/36	300	332
Southern California Edison Co.	5.625%	2/1/36	2,585	2,923
Southern California Edison Co.	5.550%	1/15/37	690	776
Southern California Edison Co.	5.950%	2/1/38	1,290	1,516
Southern California Edison Co.	6.050%	3/15/39	1,475	1,762
Southern California Edison Co.	5.500%	3/15/40	330	373
Southern California Edison Co.	4.500%	9/1/40	1,555	1,571
Southern California Edison Co.	4.050%	3/15/42	1,795	1,702
Southern California Edison Co.	3.900%	3/15/43	1,825	1,685
Southern California Edison Co.	4.650%	10/1/43	1,840	1,899
Southern California Edison Co.	3.600%	2/1/45	1,815	1,611
Southern California Edison Co.	4.000%	4/1/47	3,475	3,241
Southern California Edison Co.	4.125%	3/1/48	5,000	4,776
Southern Co.	4.250%	7/1/36	3,250	3,087
Southern Co.	4.400%	7/1/46	4,901	4,661
Southern Power Co.	5.150%	9/15/41	2,045	2,057
Southern Power Co.	5.250%	7/15/43	1,055	1,073
Southern Power Co.	4.950%	12/15/46	1,400	1,375
Southwestern Electric Power Co.	6.200%	3/15/40	1,160	1,377
Southwestern Electric Power Co.	3.900%	4/1/45	1,540	1,394
Southwestern Electric Power Co.	3.850%	2/1/48	1,500	1,347
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,633
Southwestern Public Service Co.	3.400%	8/15/46	1,650	1,430
Southwestern Public Service Co.	3.700%	8/15/47	2,475	2,274
Tampa Electric Co.	4.100%	6/15/42	1,325	1,252
Tampa Electric Co.	4.350%	5/15/44	485	473
Tampa Electric Co.	4.300%	6/15/48	1,500	1,481
Toledo Edison Co.	6.150%	5/15/37	1,185	1,422
TransAlta Corp.	6.500%	3/15/40	1,165	1,144
Union Electric Co.	5.300%	8/1/37	990	1,117
Union Electric Co.	8.450%	3/15/39	1,140	1,698
Union Electric Co.	3.900%	9/15/42	1,600	1,536
Union Electric Co.	3.650%	4/15/45	1,035	951
Union Electric Co.	4.000%	4/1/48	1,000	968
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	1,921
Virginia Electric & Power Co.	6.000%	5/15/37	2,180	2,630
Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,388
Virginia Electric & Power Co.	8.875%	11/15/38	1,850	2,859
Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,666
Virginia Electric & Power Co.	4.650%	8/15/43	1,410	1,477
Virginia Electric & Power Co.	4.450%	2/15/44	2,035	2,063
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,495
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,449
Virginia Electric & Power Co.	3.800%	9/15/47	1,975	1,822
Westar Energy Inc.	4.125%	3/1/42	2,155	2,116
Westar Energy Inc.	4.100%	4/1/43	1,565	1,526
Westar Energy Inc.	4.250%	12/1/45	575	568
Wisconsin Electric Power Co.	5.625%	5/15/33	620	713
Wisconsin Electric Power Co.	5.700%	12/1/36	750	884
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,106
Wisconsin Public Service Corp.	3.671%	12/1/42	980	883
Wisconsin Public Service Corp.	4.752%	11/1/44	2,105	2,271
Xcel Energy Inc.	6.500%	7/1/36	1,000	1,272

Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,638

Atmos Energy Corp.	4.150%	1/15/43	1,655	1,611
Atmos Energy Corp.	4.125%	10/15/44	2,680	2,621
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,179
CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,000	916
KeySpan Corp.	5.803%	4/1/35	1,000	1,140
NiSource Finance Corp.	5.950%	6/15/41	1,375	1,566
Nisource Finance Corp.	5.250%	2/15/43	2,650	2,813
NiSource Finance Corp.	4.800%	2/15/44	1,975	1,996
NiSource Finance Corp.	5.650%	2/1/45	750	834
NiSource Finance Corp.	4.375%	5/15/47	4,580	4,342
NiSource Finance Corp.	3.950%	3/30/48	1,352	1,208
ONE Gas Inc.	4.658%	2/1/44	2,000	2,085
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	882
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,175	1,039
Sempra Energy	3.800%	2/1/38	3,700	3,333
Sempra Energy	6.000%	10/15/39	3,286	3,773
Sempra Energy	4.000%	2/1/48	3,304	2,943
Southern California Gas Co.	3.750%	9/15/42	1,150	1,076
Southern California Gas Co.	4.125%	6/1/48	1,300	1,290
Southern California Gas Co.	4.300%	1/15/49	500	509
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,820	3,222
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,350	1,294
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	862
Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,250	2,135
Southwest Gas Corp.	3.800%	9/29/46	1,000	901
Washington Gas Light Co.	3.796%	9/15/46	1,500	1,402

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,503	3,232
American Water Capital Corp.	4.300%	12/1/42	1,300	1,272
American Water Capital Corp.	4.300%	9/1/45	1,125	1,114
American Water Capital Corp.	4.000%	12/1/46	425	402
American Water Capital Corp.	3.750%	9/1/47	3,076	2,820
American Water Capital Corp.	4.200%	9/1/48	2,750	2,696
Veolia Environnement SA	6.750%	6/1/38	1,358	1,610
				651,653
Total Corporate Bonds (Cost $5,325,983)				5,301,681
Sovereign Bonds (4.1%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	4,975	4,700
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	466
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	3,495	3,623
Ecopetrol SA	7.375%	9/18/43	2,900	3,292
Ecopetrol SA	5.875%	5/28/45	6,245	6,175
Equinor ASA	5.100%	8/17/40	3,459	3,871
Equinor ASA	4.250%	11/23/41	2,525	2,529
Equinor ASA	3.950%	5/15/43	2,290	2,227
Equinor ASA	4.800%	11/8/43	3,540	3,863
European Investment Bank	4.875%	2/15/36	5,099	6,171
Hydro-Quebec	8.500%	12/1/29	1,621	2,249
Inter-American Development Bank	3.875%	10/28/41	1,330	1,424
Inter-American Development Bank	3.200%	8/7/42	1,505	1,454
Inter-American Development Bank	4.375%	1/24/44	2,328	2,677
International Bank for Reconstruction &
Development	4.750%	2/15/35	975	1,157
5 KFW	0.000%	4/18/36	7,055	3,893
5 KFW	0.000%	6/29/37	3,565	1,910

Korea Electric Power Corp.	7.000%	2/1/27	750	905
Nexen Energy ULC	7.875%	3/15/32	1,800	2,396
Nexen Energy ULC	5.875%	3/10/35	1,930	2,190
Nexen Energy ULC	6.400%	5/15/37	1,505	1,820
Nexen Energy ULC	7.500%	7/30/39	2,375	3,253
3 Oriental Republic of Uruguay	7.625%	3/21/36	3,340	4,501
3 Oriental Republic of Uruguay	4.125%	11/20/45	2,100	1,935
3 Oriental Republic of Uruguay	5.100%	6/18/50	17,000	17,319
3 Oriental Republic of Uruguay	4.975%	4/20/55	3,000	3,000
Petroleos Mexicanos	6.625%	6/15/35	9,107	9,021
Petroleos Mexicanos	6.625%	6/15/38	2,575	2,491
Petroleos Mexicanos	6.500%	6/2/41	10,425	9,726
Petroleos Mexicanos	5.500%	6/27/44	6,115	5,175
Petroleos Mexicanos	6.375%	1/23/45	12,100	11,157
Petroleos Mexicanos	5.625%	1/23/46	7,531	6,391
Petroleos Mexicanos	6.750%	9/21/47	22,092	21,099
4 Petroleos Mexicanos	6.350%	2/12/48	5,830	5,334
6 Power Sector Assets & Liabilities
Management Corp.	9.625%	5/15/28	550	765
Province of British Columbia	7.250%	9/1/36	1,500	2,206
Province of Quebec	7.500%	9/15/29	7,765	10,542
Republic of Chile	3.625%	10/30/42	500	463
Republic of Chile	3.860%	6/21/47	6,700	6,356
Republic of Colombia	10.375%	1/28/33	1,025	1,560
Republic of Colombia	7.375%	9/18/37	5,997	7,591
Republic of Colombia	6.125%	1/18/41	3,725	4,215
3 Republic of Colombia	5.625%	2/26/44	10,070	10,850
3 Republic of Colombia	5.000%	6/15/45	17,300	17,300
Republic of Hungary	7.625%	3/29/41	4,378	6,107
4 Republic of Indonesia	4.750%	7/18/47	285	274
Republic of Indonesia	4.350%	1/11/48	6,050	5,543
Republic of Italy	5.375%	6/15/33	6,664	6,979
Republic of Korea	4.125%	6/10/44	3,250	3,342
Republic of Korea	3.875%	9/20/48	599	593
Republic of Panama	9.375%	4/1/29	3,660	5,178
3 Republic of Panama	6.700%	1/26/36	7,036	8,747
3 Republic of Panama	4.500%	5/15/47	3,000	3,000
3 Republic of Panama	4.500%	4/16/50	3,122	3,067
3 Republic of Panama	4.300%	4/29/53	2,950	2,828
Republic of Peru	8.750%	11/21/33	8,400	12,414
3 Republic of Peru	6.550%	3/14/37	4,000	5,056
Republic of Peru	5.625%	11/18/50	7,190	8,504
Republic of the Philippines	9.500%	2/2/30	7,067	10,459
Republic of the Philippines	7.750%	1/14/31	6,825	9,214
Republic of the Philippines	6.375%	1/15/32	1,575	1,927
Republic of the Philippines	6.375%	10/23/34	9,750	12,163
Republic of the Philippines	5.000%	1/13/37	3,900	4,271
Republic of the Philippines	3.950%	1/20/40	9,677	9,350
Republic of the Philippines	3.700%	3/1/41	1,587	1,480
Republic of the Philippines	3.700%	2/2/42	3,965	3,690
State of Israel	4.500%	1/30/43	6,075	6,157
State of Israel	4.125%	1/17/48	3,425	3,255
United Mexican States	7.500%	4/8/33	4,110	5,201
United Mexican States	6.750%	9/27/34	5,872	7,010
United Mexican States	6.050%	1/11/40	11,699	13,015
United Mexican States	4.750%	3/8/44	30,856	29,514
United Mexican States	5.550%	1/21/45	500	531

United Mexican States	4.600%	1/23/46	13,451	12,562
United Mexican States	4.350%	1/15/47	4,250	3,863
United Mexican States	4.600%	2/10/48	7,832	7,382
United Mexican States	5.750%	10/12/10	5,950	6,004
Total Sovereign Bonds (Cost $444,637)				439,922
Taxable Municipal Bonds (3.7%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,025	1,442
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	861
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	923
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	679
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,000	2,437
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	546
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	175	245
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	3,909
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,471
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,350	5,935
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,805	4,109
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,413
California GO	7.700%	11/1/30	1,260	1,371
California GO	4.500%	4/1/33	3,100	3,223
California GO	7.500%	4/1/34	7,080	9,790
California GO	7.950%	3/1/36	1,450	1,546
California GO	4.600%	4/1/38	2,000	2,075
California GO	7.550%	4/1/39	10,495	15,318
California GO	7.300%	10/1/39	5,405	7,547
California GO	7.350%	11/1/39	3,925	5,512
California GO	7.625%	3/1/40	4,165	6,065
California GO	7.600%	11/1/40	7,150	10,627
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	943
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	965
Chicago IL GO	7.045%	1/1/29	800	855
Chicago IL GO	7.375%	1/1/33	2,000	2,175
Chicago IL GO	5.432%	1/1/42	900	807
Chicago IL GO	6.314%	1/1/44	1,050	1,041
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,005	2,420
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,050	1,349
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,450	1,755
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,150	6,546
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,183

Clark County NV Airport System Revenue	6.820%	7/1/45	1,500	2,117
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,288
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	963
Connecticut GO	5.632%	12/1/29	1,500	1,665
Connecticut GO	5.090%	10/1/30	750	792
Connecticut GO	5.850%	3/15/32	2,550	2,902
Cook County IL GO	6.229%	11/15/34	1,050	1,265
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,023
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,545	1,994
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,929
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,148
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,602
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	777
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,387
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,325	1,647
George Washington University District of
Columbia GO	4.300%	9/15/44	1,825	1,839
George Washington University Revenue	4.126%	9/15/48	3,000	2,983
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,755	5,609
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,169	3,751
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	973
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,000	1,142
Houston TX GO	6.290%	3/1/32	1,235	1,420
Houston TX GO	3.961%	3/1/47	950	896
Illinois GO	5.100%	6/1/33	25,740	24,704
Illinois GO	6.630%	2/1/35	1,770	1,866
Illinois GO	6.725%	4/1/35	1,600	1,699
Illinois GO	7.350%	7/1/35	1,055	1,162
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,052
Jobs Ohio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	1,525	1,532
Jobs Ohio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,111
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,075	1,153
Los Angeles CA Community College District
GO	6.750%	8/1/49	2,150	3,108
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,250
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	654
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,166
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,775	2,488
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,640	1,880
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,345	5,139
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,810	3,612

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,148
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,010
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,167
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,056
Massachusetts GO	4.500%	8/1/31	1,200	1,274
Massachusetts GO	5.456%	12/1/39	3,135	3,716
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,530	1,825
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,340	1,636
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,314
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,355	1,931
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	1,605	1,584
Mississippi GO	5.245%	11/1/34	1,100	1,254
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,292
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,750	6,895
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,116
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,735
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,675	2,015
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,564	6,530
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	5,985	8,248
New York City NY GO	5.206%	10/1/31	1,070	1,187
New York City NY GO	6.646%	12/1/31	400	426
New York City NY GO	6.246%	6/1/35	1,075	1,120
New York City NY GO	5.517%	10/1/37	1,175	1,382
New York City NY GO	6.271%	12/1/37	1,520	1,916
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,209
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	520
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,017
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,500	1,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,970	2,367
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,595	2,023
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	20	22

New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,575	1,840
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,013
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,354
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	712
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,400	4,849
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	835
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,845	2,391
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.427%	3/15/39	500	574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,125
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	995	1,181
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	1,871
New York University Hospitals Center
Revenue	5.750%	7/1/43	925	1,125
North Carolina Turnpike Authority	6.700%	1/1/39	100	101
North Carolina Turnpike Authority	6.700%	1/1/39	70	71
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,835	3,984
Ohio State University General Receipts
Revenue	4.910%	6/1/40	2,175	2,448
Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,400	1,315
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,682	1,805
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,212
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,405	1,698
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,323
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,260	1,499
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,695	2,045
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,625	1,958
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,375	2,652
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,200	1,286
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	675	665
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	3,520	3,923
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	6,575	6,813
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,500	1,637

Port of Seattle WA Revenue	7.000%	5/1/36	100	103
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	2,150	2,448
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	1,700	1,498
Princeton University New Jersey GO	5.700%	3/1/39	2,150	2,653
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,110	1,426
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,385
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,200	2,008
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	953
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,128
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	850	1,080
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	1,800
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,176
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,115	1,440
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	2,601
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,037
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,250
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,735
South Carolina Public Service Authority
Revenue	5.784%	12/1/41	250	288
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	1,678
Texas GO	5.517%	4/1/39	3,290	4,032
Texas Transportation Commission Revenue	5.178%	4/1/30	3,900	4,387
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,039
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	1,768
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,409
University of California Revenue	4.601%	5/15/31	1,000	1,060
University of California Revenue	6.270%	5/15/31	500	512
University of California Revenue	5.770%	5/15/43	2,900	3,514
University of California Revenue	4.131%	5/15/45	1,500	1,495
University of California Revenue	5.946%	5/15/45	1,275	1,563
University of California Revenue	4.858%	5/15/12	3,050	3,088
University of California Revenue	4.767%	5/15/15	1,450	1,432
University of Southern California GO	5.250%	10/1/11	1,000	1,154
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,200	1,095
University of Texas Revenue	3.354%	8/15/47	1,000	901
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	900	924

University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,196
University of Virginia Revenue	4.179%	9/1/17	675	649
Washington GO	5.140%	8/1/40	1,285	1,500
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,630
Total Taxable Municipal Bonds (Cost $352,808)				392,247
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
8 Vanguard Market Liquidity Fund (Cost
$25,152)	2.209%		251,522	25,152

Total Investments (99.3%) (Cost $10,756,019)				10,645,018
Other Assets and Liabilities-Net (0.7%)				79,041
Net Assets (100%)				10,724,059

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $116,762,000, representing 1.1% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Guaranteed by the Republic of the Philippines.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

Long-Term Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,486,016	—
Corporate Bonds	—	5,301,681	—
Sovereign Bonds	—	439,922	—
Taxable Municipal Bonds	—	392,247	—
Temporary Cash Investments	25,152	—	—
Total	25,152	10,619,866	—

Vanguard Total Bond Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.7%)
U.S. Government Securities (41.2%)
	United States Treasury Note/Bond	3.625%	8/15/19	136,942	138,098
	United States Treasury Note/Bond	8.125%	8/15/19	6,636	6,948
	United States Treasury Note/Bond	1.250%	10/31/19	40,600	39,985
	United States Treasury Note/Bond	1.500%	10/31/19	741,575	732,305
	United States Treasury Note/Bond	1.000%	11/15/19	546,705	536,542
	United States Treasury Note/Bond	3.375%	11/15/19	569,133	573,310
	United States Treasury Note/Bond	1.000%	11/30/19	147,175	144,323
	United States Treasury Note/Bond	1.500%	11/30/19	503,150	496,232
	United States Treasury Note/Bond	1.750%	11/30/19	318,945	315,456
	United States Treasury Note/Bond	1.375%	12/15/19	292,585	288,015
	United States Treasury Note/Bond	1.125%	12/31/19	95,000	93,159
	United States Treasury Note/Bond	1.625%	12/31/19	39,053	38,534
	United States Treasury Note/Bond	1.875%	12/31/19	455,622	450,925
	United States Treasury Note/Bond	1.375%	1/15/20	112,100	110,191
	United States Treasury Note/Bond	1.250%	1/31/20	553,500	542,773
	United States Treasury Note/Bond	1.375%	1/31/20	145,023	142,462
	United States Treasury Note/Bond	2.000%	1/31/20	88,320	87,478
	United States Treasury Note/Bond	1.375%	2/15/20	858,024	842,339
1	United States Treasury Note/Bond	3.625%	2/15/20	477,635	483,233
	United States Treasury Note/Bond	8.500%	2/15/20	15,275	16,454
	United States Treasury Note/Bond	1.250%	2/29/20	77,506	75,895
	United States Treasury Note/Bond	1.375%	2/29/20	196,685	192,966
	United States Treasury Note/Bond	2.250%	2/29/20	209,139	207,700
	United States Treasury Note/Bond	1.625%	3/15/20	796,130	783,440
	United States Treasury Note/Bond	1.125%	3/31/20	20,300	19,815
	United States Treasury Note/Bond	1.375%	3/31/20	275,643	270,045
	United States Treasury Note/Bond	2.250%	3/31/20	158,381	157,218
	United States Treasury Note/Bond	1.500%	4/15/20	393,640	386,137
	United States Treasury Note/Bond	1.125%	4/30/20	88,993	86,726
	United States Treasury Note/Bond	1.375%	4/30/20	249,230	243,857
	United States Treasury Note/Bond	2.375%	4/30/20	260,331	258,746
	United States Treasury Note/Bond	1.500%	5/15/20	468,788	459,337
	United States Treasury Note/Bond	3.500%	5/15/20	501,005	506,641
	United States Treasury Note/Bond	8.750%	5/15/20	70	77
	United States Treasury Note/Bond	1.375%	5/31/20	312,855	305,669
	United States Treasury Note/Bond	1.500%	5/31/20	138,577	135,675
	United States Treasury Note/Bond	2.500%	5/31/20	386,728	384,914
	United States Treasury Note/Bond	1.500%	6/15/20	382,922	374,724
	United States Treasury Note/Bond	1.625%	6/30/20	88,735	86,975
	United States Treasury Note/Bond	1.875%	6/30/20	320,460	315,403
	United States Treasury Note/Bond	2.500%	6/30/20	289,228	287,782
	United States Treasury Note/Bond	1.500%	7/15/20	377,857	369,295
	United States Treasury Note/Bond	1.625%	7/31/20	330,340	323,373
	United States Treasury Note/Bond	2.000%	7/31/20	105,803	104,298
	United States Treasury Note/Bond	2.625%	7/31/20	209,755	209,067
	United States Treasury Note/Bond	1.500%	8/15/20	586,884	573,039
	United States Treasury Note/Bond	2.625%	8/15/20	282,500	281,528
	United States Treasury Note/Bond	8.750%	8/15/20	192,190	212,791
	United States Treasury Note/Bond	1.375%	8/31/20	357,825	348,264

United States Treasury Note/Bond	2.125%	8/31/20	175,666	173,388
United States Treasury Note/Bond	2.625%	8/31/20	181,778	181,153
United States Treasury Note/Bond	1.375%	9/30/20	222,650	216,422
United States Treasury Note/Bond	2.000%	9/30/20	50,741	49,932
United States Treasury Note/Bond	2.750%	9/30/20	279,420	279,026
United States Treasury Note/Bond	1.625%	10/15/20	400,557	391,044
United States Treasury Note/Bond	1.375%	10/31/20	207,217	201,129
United States Treasury Note/Bond	1.750%	10/31/20	235,567	230,413
United States Treasury Note/Bond	1.750%	11/15/20	720,670	704,570
1 United States Treasury Note/Bond	2.625%	11/15/20	853,684	849,817
United States Treasury Note/Bond	1.625%	11/30/20	404,003	393,713
United States Treasury Note/Bond	2.000%	11/30/20	336,980	331,029
United States Treasury Note/Bond	1.875%	12/15/20	97,985	95,965
United States Treasury Note/Bond	1.750%	12/31/20	196,004	191,349
United States Treasury Note/Bond	2.375%	12/31/20	302,770	299,694
United States Treasury Note/Bond	2.000%	1/15/21	641,473	629,445
United States Treasury Note/Bond	1.375%	1/31/21	431,527	417,166
United States Treasury Note/Bond	2.125%	1/31/21	114,586	112,706
United States Treasury Note/Bond	2.250%	2/15/21	482,194	475,564
United States Treasury Note/Bond	3.625%	2/15/21	336,211	341,990
United States Treasury Note/Bond	7.875%	2/15/21	209,734	233,723
United States Treasury Note/Bond	1.125%	2/28/21	148,979	142,996
United States Treasury Note/Bond	2.000%	2/28/21	420,083	411,681
United States Treasury Note/Bond	2.375%	3/15/21	503,983	498,233
United States Treasury Note/Bond	1.250%	3/31/21	709,298	682,033
United States Treasury Note/Bond	2.250%	3/31/21	336,625	331,680
United States Treasury Note/Bond	2.375%	4/15/21	445,074	439,786
United States Treasury Note/Bond	1.375%	4/30/21	117,710	113,369
United States Treasury Note/Bond	2.250%	4/30/21	263,306	259,314
United States Treasury Note/Bond	2.625%	5/15/21	408,340	405,853
United States Treasury Note/Bond	3.125%	5/15/21	371,010	373,388
United States Treasury Note/Bond	8.125%	5/15/21	110	124
United States Treasury Note/Bond	1.375%	5/31/21	471,058	453,101
United States Treasury Note/Bond	2.000%	5/31/21	188,914	184,694
United States Treasury Note/Bond	2.625%	6/15/21	286,111	284,234
United States Treasury Note/Bond	1.125%	6/30/21	477,116	455,197
United States Treasury Note/Bond	2.125%	6/30/21	344,450	337,668
United States Treasury Note/Bond	2.625%	7/15/21	321,986	319,771
United States Treasury Note/Bond	1.125%	7/31/21	554,910	528,552
United States Treasury Note/Bond	2.250%	7/31/21	249,925	245,629
United States Treasury Note/Bond	2.125%	8/15/21	113,948	111,580
United States Treasury Note/Bond	2.750%	8/15/21	741,294	738,633
United States Treasury Note/Bond	8.125%	8/15/21	35,690	40,820
United States Treasury Note/Bond	1.125%	8/31/21	224,176	213,211
United States Treasury Note/Bond	2.000%	8/31/21	359,915	351,140
United States Treasury Note/Bond	2.750%	9/15/21	531,123	529,131
United States Treasury Note/Bond	1.125%	9/30/21	564,411	536,015
United States Treasury Note/Bond	2.125%	9/30/21	365,066	357,137
United States Treasury Note/Bond	1.250%	10/31/21	514,864	490,089
United States Treasury Note/Bond	2.000%	10/31/21	278,940	271,662
United States Treasury Note/Bond	2.000%	11/15/21	335,482	326,571
United States Treasury Note/Bond	1.750%	11/30/21	132,807	128,241
United States Treasury Note/Bond	1.875%	11/30/21	238,710	231,437
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,036
United States Treasury Note/Bond	2.125%	12/31/21	253,010	246,961
United States Treasury Note/Bond	1.500%	1/31/22	228,760	218,608
United States Treasury Note/Bond	1.875%	1/31/22	391,022	378,314

United States Treasury Note/Bond	2.000%	2/15/22	43,916	42,653
United States Treasury Note/Bond	1.750%	2/28/22	781,447	752,385
United States Treasury Note/Bond	1.875%	2/28/22	531,386	513,702
United States Treasury Note/Bond	1.750%	3/31/22	215,000	206,735
United States Treasury Note/Bond	1.875%	3/31/22	474,650	458,407
United States Treasury Note/Bond	1.750%	4/30/22	240,880	231,394
United States Treasury Note/Bond	1.875%	4/30/22	392,682	378,938
United States Treasury Note/Bond	1.750%	5/31/22	408,715	392,240
United States Treasury Note/Bond	1.875%	5/31/22	229,640	221,387
United States Treasury Note/Bond	1.750%	6/30/22	343,114	329,015
United States Treasury Note/Bond	2.125%	6/30/22	227,735	221,365
United States Treasury Note/Bond	1.875%	7/31/22	530,907	510,833
United States Treasury Note/Bond	2.000%	7/31/22	227,600	220,025
United States Treasury Note/Bond	1.625%	8/15/22	31,980	30,461
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,489
United States Treasury Note/Bond	1.625%	8/31/22	416,750	396,825
United States Treasury Note/Bond	1.875%	8/31/22	334,913	321,935
United States Treasury Note/Bond	1.750%	9/30/22	303,815	290,380
United States Treasury Note/Bond	1.875%	9/30/22	499,170	479,438
United States Treasury Note/Bond	1.875%	10/31/22	354,240	339,904
United States Treasury Note/Bond	2.000%	10/31/22	388,576	374,735
United States Treasury Note/Bond	1.625%	11/15/22	135,125	128,285
United States Treasury Note/Bond	2.000%	11/30/22	693,075	667,736
United States Treasury Note/Bond	2.125%	12/31/22	867,125	839,082
United States Treasury Note/Bond	1.750%	1/31/23	277,602	264,244
United States Treasury Note/Bond	2.375%	1/31/23	472,400	461,625
United States Treasury Note/Bond	2.000%	2/15/23	70,831	68,120
United States Treasury Note/Bond	7.125%	2/15/23	163,535	191,464
United States Treasury Note/Bond	1.500%	2/28/23	235,893	221,923
United States Treasury Note/Bond	2.625%	2/28/23	319,461	315,417
United States Treasury Note/Bond	1.500%	3/31/23	508,600	477,926
United States Treasury Note/Bond	2.500%	3/31/23	520,701	511,099
United States Treasury Note/Bond	1.625%	4/30/23	108,332	102,256
United States Treasury Note/Bond	2.750%	4/30/23	261,973	259,845
United States Treasury Note/Bond	1.750%	5/15/23	842,003	798,716
United States Treasury Note/Bond	1.625%	5/31/23	367,450	346,549
United States Treasury Note/Bond	2.750%	5/31/23	186,365	184,852
United States Treasury Note/Bond	1.375%	6/30/23	275,345	256,330
United States Treasury Note/Bond	2.625%	6/30/23	254,388	250,812
United States Treasury Note/Bond	1.250%	7/31/23	270,465	249,926
United States Treasury Note/Bond	2.750%	7/31/23	253,673	251,453
United States Treasury Note/Bond	2.500%	8/15/23	466,785	457,305
United States Treasury Note/Bond	6.250%	8/15/23	208,228	239,364
United States Treasury Note/Bond	1.375%	8/31/23	299,160	277,704
United States Treasury Note/Bond	2.750%	8/31/23	608,774	603,545
United States Treasury Note/Bond	1.375%	9/30/23	327,230	303,404
United States Treasury Note/Bond	2.875%	9/30/23	543,707	541,924
United States Treasury Note/Bond	1.625%	10/31/23	217,345	203,796
United States Treasury Note/Bond	2.750%	11/15/23	409,962	406,055
United States Treasury Note/Bond	2.125%	11/30/23	379,325	364,330
United States Treasury Note/Bond	2.250%	12/31/23	171,275	165,387
United States Treasury Note/Bond	2.250%	1/31/24	184,225	177,748
United States Treasury Note/Bond	2.750%	2/15/24	407,379	403,114
United States Treasury Note/Bond	2.125%	2/29/24	632,624	606,130
United States Treasury Note/Bond	2.125%	3/31/24	243,650	233,295
United States Treasury Note/Bond	2.000%	4/30/24	313,082	297,525
United States Treasury Note/Bond	2.500%	5/15/24	657,918	641,779

United States Treasury Note/Bond	2.000%	5/31/24	371,018	352,293
United States Treasury Note/Bond	2.000%	6/30/24	319,533	303,106
United States Treasury Note/Bond	2.125%	7/31/24	274,425	261,906
United States Treasury Note/Bond	2.375%	8/15/24	465,390	450,121
United States Treasury Note/Bond	1.875%	8/31/24	302,793	284,719
United States Treasury Note/Bond	2.125%	9/30/24	515,058	490,835
United States Treasury Note/Bond	2.250%	10/31/24	282,595	271,026
United States Treasury Note/Bond	2.250%	11/15/24	616,889	591,344
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,658
United States Treasury Note/Bond	2.125%	11/30/24	610,580	581,004
United States Treasury Note/Bond	2.250%	12/31/24	487,345	466,784
United States Treasury Note/Bond	2.500%	1/31/25	242,130	235,244
United States Treasury Note/Bond	2.000%	2/15/25	364,279	343,162
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,676
United States Treasury Note/Bond	2.750%	2/28/25	278,661	274,698
United States Treasury Note/Bond	2.625%	3/31/25	294,755	288,214
United States Treasury Note/Bond	2.875%	4/30/25	248,553	246,649
United States Treasury Note/Bond	2.125%	5/15/25	975,222	923,564
United States Treasury Note/Bond	2.875%	5/31/25	277,015	274,766
United States Treasury Note/Bond	2.750%	6/30/25	283,937	279,456
United States Treasury Note/Bond	2.875%	7/31/25	293,610	291,132
United States Treasury Note/Bond	2.000%	8/15/25	676,120	633,754
United States Treasury Note/Bond	6.875%	8/15/25	48,414	60,003
United States Treasury Note/Bond	2.750%	8/31/25	372,190	366,142
United States Treasury Note/Bond	3.000%	9/30/25	331,756	331,444
1 United States Treasury Note/Bond	2.250%	11/15/25	750,907	713,947
United States Treasury Note/Bond	1.625%	2/15/26	694,677	630,531
United States Treasury Note/Bond	1.625%	5/15/26	716,160	647,902
United States Treasury Note/Bond	1.500%	8/15/26	607,414	542,494
United States Treasury Note/Bond	6.750%	8/15/26	32,360	40,799
United States Treasury Note/Bond	2.000%	11/15/26	487,821	451,386
United States Treasury Note/Bond	6.500%	11/15/26	50,779	63,458
United States Treasury Note/Bond	2.250%	2/15/27	748,740	704,983
United States Treasury Note/Bond	2.375%	5/15/27	452,574	429,805
United States Treasury Note/Bond	2.250%	8/15/27	506,859	475,418
United States Treasury Note/Bond	6.375%	8/15/27	33,585	42,249
United States Treasury Note/Bond	2.250%	11/15/27	813,084	761,120
United States Treasury Note/Bond	2.750%	2/15/28	602,111	587,245
United States Treasury Note/Bond	2.875%	5/15/28	762,606	751,167
United States Treasury Note/Bond	2.875%	8/15/28	679,724	669,419
United States Treasury Note/Bond	5.500%	8/15/28	39,225	47,352
United States Treasury Note/Bond	5.250%	11/15/28	3,485	4,145
United States Treasury Note/Bond	5.250%	2/15/29	53,395	63,740
United States Treasury Note/Bond	6.125%	8/15/29	75,455	96,700
United States Treasury Note/Bond	6.250%	5/15/30	101,178	132,512
United States Treasury Note/Bond	5.375%	2/15/31	258,165	318,994
United States Treasury Note/Bond	4.500%	2/15/36	72,726	86,283
United States Treasury Note/Bond	5.000%	5/15/37	69,400	87,824
United States Treasury Note/Bond	4.375%	2/15/38	55,118	65,030
United States Treasury Note/Bond	4.500%	5/15/38	59,113	70,917
United States Treasury Note/Bond	3.500%	2/15/39	247,906	261,074
United States Treasury Note/Bond	4.250%	5/15/39	109,385	127,518
United States Treasury Note/Bond	4.500%	8/15/39	85,222	102,652
United States Treasury Note/Bond	4.375%	11/15/39	184,026	218,301
United States Treasury Note/Bond	4.625%	2/15/40	227,157	278,481
United States Treasury Note/Bond	4.375%	5/15/40	212,760	252,718
United States Treasury Note/Bond	3.875%	8/15/40	172,672	191,694

United States Treasury Note/Bond	4.250%	11/15/40	329,132	385,032
1 United States Treasury Note/Bond	4.750%	2/15/41	208,930	261,325
United States Treasury Note/Bond	4.375%	5/15/41	183,108	218,184
United States Treasury Note/Bond	3.750%	8/15/41	143,510	156,582
United States Treasury Note/Bond	3.125%	11/15/41	138,460	137,032
United States Treasury Note/Bond	3.125%	2/15/42	165,627	163,868
United States Treasury Note/Bond	3.000%	5/15/42	183,799	177,939
1 United States Treasury Note/Bond	2.750%	8/15/42	515,324	477,077
United States Treasury Note/Bond	2.750%	11/15/42	649,990	601,344
United States Treasury Note/Bond	3.125%	2/15/43	324,938	320,928
United States Treasury Note/Bond	2.875%	5/15/43	503,940	476,304
United States Treasury Note/Bond	3.625%	8/15/43	348,975	374,331
United States Treasury Note/Bond	3.750%	11/15/43	268,181	293,575
United States Treasury Note/Bond	3.625%	2/15/44	412,962	443,484
United States Treasury Note/Bond	3.375%	5/15/44	279,981	288,599
United States Treasury Note/Bond	3.125%	8/15/44	320,450	316,293
United States Treasury Note/Bond	3.000%	11/15/44	350,027	337,776
1 United States Treasury Note/Bond	2.500%	2/15/45	415,989	364,186
United States Treasury Note/Bond	3.000%	5/15/45	559,279	539,441
United States Treasury Note/Bond	2.875%	8/15/45	391,828	368,808
United States Treasury Note/Bond	3.000%	11/15/45	176,185	169,853
United States Treasury Note/Bond	2.500%	2/15/46	429,975	375,084
United States Treasury Note/Bond	2.500%	5/15/46	776,992	677,319
United States Treasury Note/Bond	2.250%	8/15/46	399,311	329,555
United States Treasury Note/Bond	2.875%	11/15/46	656,620	617,328
United States Treasury Note/Bond	3.000%	2/15/47	107,835	103,875
United States Treasury Note/Bond	3.000%	5/15/47	192,429	185,272
United States Treasury Note/Bond	2.750%	8/15/47	388,136	355,327
United States Treasury Note/Bond	2.750%	11/15/47	460,604	421,526
United States Treasury Note/Bond	3.000%	2/15/48	608,881	585,859
United States Treasury Note/Bond	3.125%	5/15/48	525,221	518,000
United States Treasury Note/Bond	3.000%	8/15/48	404,678	389,312
				81,928,573
Agency Bonds and Notes (1.6%)
2 AID-Iraq	2.149%	1/18/22	10,900	10,552
2 AID-Israel	5.500%	9/18/23	542	601
2 AID-Israel	5.500%	12/4/23	4,768	5,307
2 AID-Israel	5.500%	4/26/24	20,405	22,786
2 AID-Jordan	2.503%	10/30/20	10,100	10,006
2 AID-Jordan	2.578%	6/30/22	3,400	3,337
2 AID-Jordan	3.000%	6/30/25	5,200	5,155
2 AID-Tunisia	2.452%	7/24/21	3,275	3,223
2 AID-Tunisia	1.416%	8/5/21	3,860	3,691
2 AID-Ukraine	1.847%	5/29/20	11,500	11,270
2 AID-Ukraine	1.471%	9/29/21	10,100	9,599
3 Federal Farm Credit Banks	5.150%	11/15/19	15,675	16,096
3 Federal Farm Credit Banks	2.375%	3/27/20	7,300	7,256
3 Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,958
3 Federal Farm Credit Banks	1.680%	10/13/20	11,125	10,867
3 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,106
3 Federal Home Loan Banks	1.500%	10/21/19	85,880	84,838
3 Federal Home Loan Banks	1.375%	11/15/19	47,300	46,610
3 Federal Home Loan Banks	2.125%	2/11/20	56,525	56,046
3 Federal Home Loan Banks	1.875%	3/13/20	795	785
3 Federal Home Loan Banks	4.125%	3/13/20	8,100	8,252
3 Federal Home Loan Banks	2.375%	3/30/20	44,250	43,981
3 Federal Home Loan Banks	2.625%	5/28/20	72,000	71,780

3 Federal Home Loan Banks	3.375%	6/12/20	25,725	25,954
3 Federal Home Loan Banks	1.375%	9/28/20	26,600	25,844
3 Federal Home Loan Banks	2.625%	10/1/20	133,450	132,837
3 Federal Home Loan Banks	5.250%	12/11/20	6,850	7,194
3 Federal Home Loan Banks	1.375%	2/18/21	24,475	23,621
3 Federal Home Loan Banks	2.250%	6/11/21	30,750	30,225
3 Federal Home Loan Banks	5.625%	6/11/21	19,450	20,806
3 Federal Home Loan Banks	1.125%	7/14/21	55,240	52,614
3 Federal Home Loan Banks	1.875%	11/29/21	73,000	70,684
3 Federal Home Loan Banks	2.125%	3/10/23	26,920	25,930
3 Federal Home Loan Banks	2.875%	6/14/24	40,400	39,979
3 Federal Home Loan Banks	5.375%	8/15/24	24,600	27,604
3 Federal Home Loan Banks	2.875%	9/13/24	14,985	14,815
3 Federal Home Loan Banks	5.500%	7/15/36	19,780	25,020
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,270	101,825
4 Federal Home Loan Mortgage Corp.	0.000%	11/29/19	150	145
4 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	91,400	89,952
4 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	22,187	21,709
4 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	66,454	66,148
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	43,383	42,423
4 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	14,000	13,669
4 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	48,739	47,741
4 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	61,253
4 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	23,773
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	195,609	192,153
4 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	49,396
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	4,721
4 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,204	120,638
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,604	11,270
4 Federal National Mortgage Assn.	0.000%	10/9/19	35,640	34,647
4 Federal National Mortgage Assn.	1.000%	10/24/19	52,500	51,584
4 Federal National Mortgage Assn.	1.750%	11/26/19	61,950	61,283
4 Federal National Mortgage Assn.	1.625%	1/21/20	30,800	30,357
4 Federal National Mortgage Assn.	1.500%	2/28/20	18,975	18,646
4 Federal National Mortgage Assn.	1.500%	6/22/20	52,600	51,427
4 Federal National Mortgage Assn.	1.500%	7/30/20	23,000	22,456
4 Federal National Mortgage Assn.	1.500%	11/30/20	28,711	27,889
4 Federal National Mortgage Assn.	1.875%	12/28/20	40,000	39,139
4 Federal National Mortgage Assn.	1.375%	2/26/21	32,145	31,013
4 Federal National Mortgage Assn.	2.500%	4/13/21	44,150	43,708
4 Federal National Mortgage Assn.	2.750%	6/22/21	29,388	29,263
4 Federal National Mortgage Assn.	1.250%	8/17/21	30,300	28,910
4 Federal National Mortgage Assn.	1.375%	10/7/21	60,000	57,320
4 Federal National Mortgage Assn.	2.000%	1/5/22	103,000	99,999
4 Federal National Mortgage Assn.	1.875%	4/5/22	22,275	21,487
4 Federal National Mortgage Assn.	2.000%	10/5/22	18,525	17,826
4 Federal National Mortgage Assn.	2.375%	1/19/23	33,510	32,662
4 Federal National Mortgage Assn.	2.875%	9/12/23	23,000	22,841
4 Federal National Mortgage Assn.	2.625%	9/6/24	114,010	111,246
4 Federal National Mortgage Assn.	2.125%	4/24/26	34,025	31,661
4 Federal National Mortgage Assn.	1.875%	9/24/26	43,000	39,058
4 Federal National Mortgage Assn.	6.250%	5/15/29	4,745	5,974
4 Federal National Mortgage Assn.	7.125%	1/15/30	26,389	35,646
4 Federal National Mortgage Assn.	7.250%	5/15/30	47,677	65,377
4 Federal National Mortgage Assn.	6.625%	11/15/30	24,700	32,577
4 Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,037
Private Export Funding Corp.	2.250%	3/15/20	8,000	7,923

	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,445
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,395
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,601
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,003
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,272
	Private Export Funding Corp.	2.450%	7/15/24	8,300	7,967
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,464
	Resolution Funding Corp.	8.125%	10/15/19	450	475
	Resolution Funding Corp.	8.875%	7/15/20	180	199
	Resolution Funding Corp.	8.625%	1/15/30	110	162
§	Small Business Administration Variable
	Rate Interest Only Custodial Receipts
	(U.S. Government Guaranteed)	0.000%	7/15/17	4,449	—
3	Tennessee Valley Authority	2.250%	3/15/20	11,825	11,724
3	Tennessee Valley Authority	3.875%	2/15/21	10,915	11,139
3	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,003
3	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,481
3	Tennessee Valley Authority	6.750%	11/1/25	17,306	20,994
3	Tennessee Valley Authority	2.875%	2/1/27	29,750	28,596
3	Tennessee Valley Authority	7.125%	5/1/30	27,165	36,556
3	Tennessee Valley Authority	4.700%	7/15/33	7,950	8,957
3	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,016
3	Tennessee Valley Authority	5.880%	4/1/36	10,200	13,064
3	Tennessee Valley Authority	6.150%	1/15/38	920	1,228
3	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,172
3	Tennessee Valley Authority	5.250%	9/15/39	17,590	21,401
3	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,239
3	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,166
3	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,671
3	Tennessee Valley Authority	4.250%	9/15/65	14,725	15,972
					3,150,363
Conventional Mortgage-Backed Securities (21.8%)
4,5	Fannie Mae Pool	2.000%	11/1/27–11/1/31	115,548	108,423
4,5	Fannie Mae Pool	2.500%	11/1/26–10/1/46	1,116,385	1,077,404
4,5	Fannie Mae Pool	3.000%	9/1/20–10/1/48	4,265,759	4,128,628
4,5,6	Fannie Mae Pool	3.500%	10/1/18–10/1/48	5,437,606	5,376,263
4,5,6	Fannie Mae Pool	4.000%	10/1/18–10/1/48	4,249,076	4,304,289
4,5,6	Fannie Mae Pool	4.500%	10/1/18–10/1/48	1,712,574	1,775,916
4,5,6	Fannie Mae Pool	5.000%	10/1/18–10/1/48	473,566	501,587
4,5	Fannie Mae Pool	5.500%	10/1/18–2/1/42	377,366	407,442
4,5	Fannie Mae Pool	6.000%	10/1/18–5/1/41	248,095	269,781
4,5	Fannie Mae Pool	6.500%	10/1/18–10/1/39	68,533	74,895
4,5	Fannie Mae Pool	7.000%	11/1/21–11/1/38	19,354	21,642
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,717	1,867
4,5	Fannie Mae Pool	8.000%	11/1/21–9/1/31	602	659
4,5	Fannie Mae Pool	8.500%	12/1/19–5/1/32	257	282
4,5	Fannie Mae Pool	9.000%	12/1/20–8/1/30	59	61
4,5	Fannie Mae Pool	9.500%	1/1/20–11/1/25	85	96
4,5	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	59,754	56,045
4,5	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/46	881,274	851,596
4,5	Freddie Mac Gold Pool	3.000%	3/1/21–1/1/48	3,018,230	2,921,087
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/20–10/1/48	3,568,103	3,529,711
4,5,6	Freddie Mac Gold Pool	4.000%	11/1/18–11/1/48	2,590,084	2,624,353
4,5,6	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/48	998,776	1,036,094
4,5,6	Freddie Mac Gold Pool	5.000%	10/1/18–10/1/48	327,721	346,502
4,5	Freddie Mac Gold Pool	5.500%	12/1/18–6/1/41	203,661	219,851
4,5	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	108,762	118,625

4,5	Freddie Mac Gold Pool	6.500%	2/1/19–9/1/39	32,614	36,055
4,5	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	12,254	13,801
4,5	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	1,012	1,123
4,5	Freddie Mac Gold Pool	8.000%	7/1/20–12/1/31	1,103	1,215
4,5	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	203	230
4,5	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	175	188
4,5	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	4	4
4,5	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
4,5	Freddie Mac Non Gold Pool	9.500%	3/1/20	1	1
5	Ginnie Mae I Pool	3.000%	1/15/26–10/1/48	163,625	159,122
5	Ginnie Mae I Pool	3.500%	11/15/25–3/15/45	200,444	200,090
5	Ginnie Mae I Pool	4.000%	6/15/24–10/1/48	286,915	293,011
5,6	Ginnie Mae I Pool	4.500%	10/15/18–10/1/48	271,280	283,156
5	Ginnie Mae I Pool	4.750%	8/15/33	12	12
5	Ginnie Mae I Pool	5.000%	10/15/18–4/15/41	144,234	152,918
5	Ginnie Mae I Pool	5.500%	10/15/18–2/15/41	81,216	87,128
5	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	64,829	70,238
5	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	15,053	16,378
5	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	4,054	4,413
5	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,745	1,870
5	Ginnie Mae I Pool	7.750%	2/15/30	1	1
5	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	1,195	1,289
5	Ginnie Mae I Pool	8.250%	6/15/27	1	1
5	Ginnie Mae I Pool	8.500%	2/15/20–3/15/31	255	269
5	Ginnie Mae I Pool	9.000%	10/15/19–1/15/31	240	251
5	Ginnie Mae I Pool	9.500%	4/15/19–9/15/25	36	39
5	Ginnie Mae I Pool	10.000%	1/15/19–2/15/25	1	1
5	Ginnie Mae I Pool	10.500%	6/15/20–2/15/25	1	1
5	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	130,227	123,334
5	Ginnie Mae II Pool	3.000%	10/20/26–10/1/48	2,929,841	2,849,399
5,6	Ginnie Mae II Pool	3.500%	9/20/25–10/1/48	4,822,086	4,811,666
5,6	Ginnie Mae II Pool	4.000%	9/20/25–10/1/48	2,766,896	2,826,179
5,6	Ginnie Mae II Pool	4.500%	12/20/20–10/1/48	1,219,967	1,268,215
5,6	Ginnie Mae II Pool	5.000%	12/20/32–10/1/48	373,091	395,212
5	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	109,188	115,583
5	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	36,141	39,263
5	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	16,129	17,943
5	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	2,387	2,750
5	Ginnie Mae II Pool	7.500%	8/20/30	3	4
5	Ginnie Mae II Pool	8.500%	10/20/30	8	9
					43,525,462
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.127%	3/1/43	6,211	6,141
4,5	Fannie Mae Pool	2.182%	6/1/43	4,612	4,588
4,5	Fannie Mae Pool	2.195%	10/1/42	2,776	2,816
4,5	Fannie Mae Pool	2.278%	7/1/43	7,237	6,986
4,5	Fannie Mae Pool	2.387%	10/1/42	2,571	2,562
4,5	Fannie Mae Pool	2.429%	9/1/43	764	754
4,5,7	Fannie Mae Pool	2.701%	12/1/43	2,606	2,717
4,5,8	Fannie Mae Pool	2.726%	3/1/42	2,858	2,984
4,5,8	Fannie Mae Pool	3.057%	1/1/42	1,999	2,056
4,5,7	Fannie Mae Pool	3.070%	9/1/43	3,872	3,920
4,5,8	Fannie Mae Pool	3.143%	1/1/35	102	105
4,5,7	Fannie Mae Pool	3.176%	4/1/37	1,019	1,054
4,5,8	Fannie Mae Pool	3.299%	1/1/35	1	1
4,5,8	Fannie Mae Pool	3.303%	12/1/33	325	344
4,5,8	Fannie Mae Pool	3.325%	2/1/37	2	2

4,5,8	Fannie Mae Pool	3.330%	12/1/41	1,539	1,577
4,5,8	Fannie Mae Pool	3.336%	11/1/33	259	275
4,5	Fannie Mae Pool	3.362%	8/1/42	3,333	3,305
4,5,8	Fannie Mae Pool	3.385%	11/1/36	279	294
4,5,9	Fannie Mae Pool	3.439%	12/1/35	4	4
4,5,8	Fannie Mae Pool	3.455%	11/1/39	374	395
4,5,8	Fannie Mae Pool	3.482%	12/1/40	970	1,018
4,5,8	Fannie Mae Pool	3.483%	10/1/37	663	678
4,5,8	Fannie Mae Pool	3.489%	10/1/34	8	8
4,5	Fannie Mae Pool	3.493%	4/1/41	1,232	1,224
4,5,9	Fannie Mae Pool	3.508%	12/1/36	12	12
4,5,9	Fannie Mae Pool	3.518%	9/1/33	4	4
4,5,8	Fannie Mae Pool	3.524%	10/1/39	645	669
4,5,9	Fannie Mae Pool	3.525%	11/1/32	9	10
4,5,9	Fannie Mae Pool	3.530%	12/1/37	663	683
4,5,8,9	Fannie Mae Pool	3.547%	12/1/35–1/1/37	1,298	1,373
4,5,8	Fannie Mae Pool	3.555%	11/1/41	1,389	1,477
4,5,8	Fannie Mae Pool	3.557%	2/1/36	577	586
4,5,8	Fannie Mae Pool	3.560%	11/1/33–12/1/40	3,705	3,895
4,5,8	Fannie Mae Pool	3.563%	11/1/41	1,105	1,163
4,5,8,9	Fannie Mae Pool	3.565%	11/1/36–12/1/40	1,654	1,740
4,5,8	Fannie Mae Pool	3.570%	12/1/40	689	722
4,5,8	Fannie Mae Pool	3.575%	12/1/41	1,398	1,477
4,5,8	Fannie Mae Pool	3.581%	4/1/36	104	106
4,5,8	Fannie Mae Pool	3.585%	11/1/35	—	—
4,5,8	Fannie Mae Pool	3.606%	1/1/42	1,459	1,528
4,5,8	Fannie Mae Pool	3.614%	9/1/37	1,648	1,688
4,5,8	Fannie Mae Pool	3.627%	3/1/38	113	115
4,5,8	Fannie Mae Pool	3.636%	10/1/37	59	63
4,5,8	Fannie Mae Pool	3.645%	1/1/40	1,037	1,073
4,5,8	Fannie Mae Pool	3.649%	9/1/34	303	310
4,5,8	Fannie Mae Pool	3.658%	2/1/36	320	339
4,5,8	Fannie Mae Pool	3.685%	2/1/41	665	666
4,5,8	Fannie Mae Pool	3.714%	1/1/37	44	46
4,5,8	Fannie Mae Pool	3.716%	3/1/41	1,461	1,528
4,5,7	Fannie Mae Pool	3.724%	8/1/39	1,572	1,605
4,5,8	Fannie Mae Pool	3.747%	12/1/39	1,019	1,057
4,5,8	Fannie Mae Pool	3.756%	2/1/41	739	772
4,5,8	Fannie Mae Pool	3.765%	2/1/41	810	849
4,5,9	Fannie Mae Pool	3.791%	1/1/35	650	691
4,5,8	Fannie Mae Pool	3.799%	4/1/36	331	339
4,5,8	Fannie Mae Pool	3.803%	4/1/37	117	122
4,5,8	Fannie Mae Pool	3.845%	5/1/35	337	351
4,5,8	Fannie Mae Pool	3.849%	5/1/42	240	250
4,5,8	Fannie Mae Pool	3.851%	11/1/39	749	780
4,5,8	Fannie Mae Pool	3.855%	10/1/40	1,081	1,134
4,5,7	Fannie Mae Pool	3.870%	7/1/34	156	164
4,5,7	Fannie Mae Pool	3.888%	5/1/42	2,975	3,092
4,5,8	Fannie Mae Pool	3.913%	9/1/40	788	831
4,5,8	Fannie Mae Pool	3.924%	4/1/37	92	97
4,5,8	Fannie Mae Pool	3.948%	3/1/41	1,419	1,504
4,5,8	Fannie Mae Pool	3.955%	10/1/37	1,048	1,076
4,5,8	Fannie Mae Pool	4.015%	11/1/34	514	545
4,5,8	Fannie Mae Pool	4.017%	4/1/37	125	134
4,5,8	Fannie Mae Pool	4.070%	5/1/40	737	765
4,5,9	Fannie Mae Pool	4.094%	5/1/36	52	55
4,5,8	Fannie Mae Pool	4.132%	7/1/36	401	413

4,5,9	Fannie Mae Pool	4.143%	5/1/33	3	3
4,5,7	Fannie Mae Pool	4.161%	7/1/42	1,021	1,093
4,5,8	Fannie Mae Pool	4.187%	3/1/42	648	691
4,5,7	Fannie Mae Pool	4.192%	2/1/42	1,902	2,023
4,5,8	Fannie Mae Pool	4.234%	5/1/40	313	329
4,5,9	Fannie Mae Pool	4.235%	6/1/37	205	215
4,5,8	Fannie Mae Pool	4.284%	4/1/37	340	357
4,5,8	Fannie Mae Pool	4.313%	5/1/41	1,010	1,059
4,5,8	Fannie Mae Pool	4.320%	9/1/33	9	10
4,5,8	Fannie Mae Pool	4.330%	6/1/42	1,989	2,064
4,5,8	Fannie Mae Pool	4.333%	8/1/40	652	681
4,5,7	Fannie Mae Pool	4.340%	8/1/37	585	613
4,5,8	Fannie Mae Pool	4.362%	8/1/35	847	896
4,5,8	Fannie Mae Pool	4.380%	6/1/41	371	390
4,5,8	Fannie Mae Pool	4.385%	9/1/40	1,692	1,778
4,5,8	Fannie Mae Pool	4.415%	6/1/36	41	44
4,5,8	Fannie Mae Pool	4.429%	7/1/35	555	581
4,5,8	Fannie Mae Pool	4.440%	10/1/36–9/1/42	2,728	2,848
4,5,8	Fannie Mae Pool	4.445%	7/1/39	265	275
4,5,7	Fannie Mae Pool	4.472%	7/1/37	305	324
4,5,8	Fannie Mae Pool	4.482%	7/1/41	3,444	3,626
4,5,9	Fannie Mae Pool	4.488%	7/1/38	232	244
4,5,8	Fannie Mae Pool	4.537%	5/1/36	84	85
4,5,8	Fannie Mae Pool	4.576%	7/1/38	301	307
4,5,8	Fannie Mae Pool	4.580%	6/1/41	1,333	1,403
4,5,8	Fannie Mae Pool	4.590%	8/1/39	609	640
4,5	Freddie Mac Non Gold Pool	2.401%	5/1/42	534	530
4,5,8	Freddie Mac Non Gold Pool	2.735%	10/1/37	55	56
4,5	Freddie Mac Non Gold Pool	2.771%	2/1/42	1,188	1,187
4,5	Freddie Mac Non Gold Pool	2.773%	11/1/43	1,040	1,069
4,5,8	Freddie Mac Non Gold Pool	3.375%	1/1/38	84	88
4,5,8	Freddie Mac Non Gold Pool	3.390%	12/1/36	411	435
4,5,7	Freddie Mac Non Gold Pool	3.404%	5/1/37	40	41
4,5,8	Freddie Mac Non Gold Pool	3.410%	10/1/37	806	852
4,5,8	Freddie Mac Non Gold Pool	3.492%	12/1/36	458	473
4,5,8	Freddie Mac Non Gold Pool	3.493%	1/1/35	98	104
4,5,8	Freddie Mac Non Gold Pool	3.495%	12/1/40	1,501	1,549
4,5,8	Freddie Mac Non Gold Pool	3.496%	12/1/34	315	322
4,5,8	Freddie Mac Non Gold Pool	3.515%	12/1/36	201	215
4,5,8	Freddie Mac Non Gold Pool	3.516%	12/1/34	9	9
4,5,9	Freddie Mac Non Gold Pool	3.520%	11/1/34	951	992
4,5,7	Freddie Mac Non Gold Pool	3.521%	6/1/37	327	334
4,5,8	Freddie Mac Non Gold Pool	3.537%	3/1/37	37	39
4,5,9	Freddie Mac Non Gold Pool	3.565%	12/1/34	32	33
4,5,8	Freddie Mac Non Gold Pool	3.577%	2/1/37	201	212
4,5,8	Freddie Mac Non Gold Pool	3.605%	4/1/37	7	7
4,5,8	Freddie Mac Non Gold Pool	3.608%	3/1/36	4	4
4,5,8	Freddie Mac Non Gold Pool	3.615%	3/1/37	126	128
4,5,8	Freddie Mac Non Gold Pool	3.630%	11/1/40–12/1/40	580	599
4,5,8	Freddie Mac Non Gold Pool	3.650%	11/1/40	940	968
4,5,8,9	Freddie Mac Non Gold Pool	3.659%	11/1/33–12/1/35	737	773
4,5,8	Freddie Mac Non Gold Pool	3.697%	1/1/41	306	320
4,5,8	Freddie Mac Non Gold Pool	3.727%	2/1/42	466	486
4,5,8	Freddie Mac Non Gold Pool	3.731%	1/1/41	1,074	1,116
4,5,8	Freddie Mac Non Gold Pool	3.818%	3/1/36	17	18
4,5,8	Freddie Mac Non Gold Pool	3.820%	5/1/33	20	20
4,5,9	Freddie Mac Non Gold Pool	3.837%	10/1/36	546	588

4,5,8	Freddie Mac Non Gold Pool	3.875%	4/1/33	5	5
4,5,8	Freddie Mac Non Gold Pool	3.880%	3/1/41	331	349
4,5,8	Freddie Mac Non Gold Pool	3.897%	8/1/37	54	53
4,5,8	Freddie Mac Non Gold Pool	3.900%	2/1/41	426	449
4,5,8	Freddie Mac Non Gold Pool	3.910%	2/1/41	1,106	1,168
4,5,8	Freddie Mac Non Gold Pool	3.932%	3/1/42	1,289	1,352
4,5,8	Freddie Mac Non Gold Pool	3.934%	6/1/37	797	845
4,5,8	Freddie Mac Non Gold Pool	3.938%	3/1/37	637	672
4,5,8	Freddie Mac Non Gold Pool	3.955%	12/1/39	280	295
4,5,9	Freddie Mac Non Gold Pool	3.970%	2/1/36	326	338
4,5,7	Freddie Mac Non Gold Pool	3.999%	3/1/37	190	199
4,5,8	Freddie Mac Non Gold Pool	4.019%	4/1/35	7	7
4,5,7	Freddie Mac Non Gold Pool	4.039%	1/1/37	704	740
4,5,8	Freddie Mac Non Gold Pool	4.062%	7/1/35	288	302
4,5,8	Freddie Mac Non Gold Pool	4.108%	1/1/37	412	435
4,5,8,9 Freddie Mac Non Gold Pool		4.125%	6/1/35–5/1/38	75	78
4,5,8	Freddie Mac Non Gold Pool	4.145%	3/1/38–6/1/41	247	257
4,5,9	Freddie Mac Non Gold Pool	4.148%	6/1/36	9	9
4,5,9	Freddie Mac Non Gold Pool	4.165%	11/1/36	258	266
4,5,8	Freddie Mac Non Gold Pool	4.211%	9/1/37	772	789
4,5,8	Freddie Mac Non Gold Pool	4.225%	9/1/40	937	980
4,5,9	Freddie Mac Non Gold Pool	4.232%	5/1/36	661	690
4,5,8	Freddie Mac Non Gold Pool	4.255%	5/1/40	363	378
4,5,9	Freddie Mac Non Gold Pool	4.278%	6/1/34	2	3
4,5,8	Freddie Mac Non Gold Pool	4.347%	5/1/37	987	1,015
4,5,9	Freddie Mac Non Gold Pool	4.423%	3/1/37	94	94
4,5,8	Freddie Mac Non Gold Pool	4.432%	5/1/40	241	247
4,5,8	Freddie Mac Non Gold Pool	4.483%	6/1/40	883	922
4,5,9	Freddie Mac Non Gold Pool	4.500%	8/1/34	1	1
4,5,8	Freddie Mac Non Gold Pool	4.513%	6/1/37	158	166
4,5,8	Freddie Mac Non Gold Pool	4.516%	6/1/40	1,132	1,189
4,5,8	Freddie Mac Non Gold Pool	4.544%	6/1/41	449	461
4,5,8	Freddie Mac Non Gold Pool	4.630%	6/1/40	572	586
4,5,8	Freddie Mac Non Gold Pool	4.635%	7/1/38	350	354
4,5,8	Freddie Mac Non Gold Pool	4.637%	8/1/37	273	283
5,9	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	2,551	2,622
5,9	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	10,315	10,638
5,9	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	11,373	11,682
5	Ginnie Mae II Pool	3.500%	12/20/43–1/20/44	2,176	2,176
5,9	Ginnie Mae II Pool	3.625%	6/20/29–6/20/43	7,435	7,624
5,9	Ginnie Mae II Pool	4.125%	5/20/41	820	841
5,9	Ginnie Mae II Pool	4.250%	5/20/41	278	286
					171,699
Total U.S. Government and Agency Obligations (Cost $132,655,936)					128,776,097
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	712	712
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,309	1,306
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,157	2,153
5	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	9,056	8,947
5	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,043
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,025	5,968
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,796
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,750	1,747
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,368
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,208
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,273

5 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	14,900	14,690
5 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	8,500	8,345
5 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	21,800	21,370
5 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	13,300	12,863
5 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	15,725	15,660
5 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	14,150	13,963
5 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	18,000	17,940
5 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	2,200	2,199
5 AmeriCredit Automobile Receivables Trust
2016-3	1.460%	5/10/21	2,539	2,529
5 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	4,570	4,515
5 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	5,250	5,246
5 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	3,150	3,134
5 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	2,100	2,093
5 BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,292
5 BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,247
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	2,350	2,343
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	4,100	4,101
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	9,108	8,951
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	3,542	3,470
5 BANK 2017 - BNK5	3.390%	6/15/60	9,750	9,454
5 BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,333
5 BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,307
5 BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,303
5 BANK 2017 - BNK7	3.175%	9/15/60	5,925	5,607
5 BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,557
5 BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,012
5 BANK 2017 - BNK8	3.488%	11/15/50	8,000	7,782
5 BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,290
5 BANK 2017 - BNK9	3.279%	11/15/54	8,000	7,692
5 BANK 2017 - BNK9	3.538%	11/15/54	8,000	7,798
5 BANK 2018 - BN11	4.046%	3/15/61	5,550	5,622
5 BANK 2018 - BN12	4.255%	5/15/61	6,550	6,754
5 BANK 2018 - BN12	4.492%	5/15/61	2,100	2,155
5 BANK 2018 - BN13	4.217%	8/15/61	2,200	2,257
5 BANK 2018 - BNK10	3.641%	2/15/61	1,802	1,799
5 BANK 2018 - BNK10	3.688%	2/15/61	13,650	13,458
5 BANK 2018 - BNK10	3.898%	2/15/61	2,100	2,069
5 BANK 2018 - BN14	4.231%	9/15/60	5,750	5,940
5 BANK 2018 - BNK14	4.128%	9/15/60	3,425	3,528
5 BANK 2018 -BNK14	4.481%	9/15/60	1,550	1,596

5 Bank Of America Credit Card Trust
BACCT_18-A2	3.000%	9/15/23	23,450	23,360
Bank of Nova Scotia	1.850%	4/14/20	24,700	24,233
Bank of Nova Scotia	1.875%	4/26/21	8,800	8,499
5 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	8,050	7,973
5 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	17,209
5 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,641
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	1,194	1,195
5 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,000	5,943
5 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,582
5 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,106
5 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	17,686
5 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,291
5 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,085
5 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	13,305
5 BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	19,067
5 BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,330
5 BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	9,110
5 BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,806
5 BENCHMARK 2018-B6 Mortgage Trust	4.203%	11/10/51	3,325	3,437
5 BENCHMARK 2018-B6 Mortgage Trust	4.261%	11/10/51	4,025	4,170
5 BENCHMARK 2018-B6 Mortgage Trust	4.441%	11/10/51	1,250	1,297
5 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	3,575	3,541
5 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	9,000	8,898
5 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,818
5 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	536	536
5 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	2,671	2,669
5 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	422	422
5 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	2,950	2,945
5 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	3,225	3,194
5 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	12,000	11,827
5 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	8,200	8,032
5 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	8,575	8,492
5 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	11,400	11,256
5 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	10,300	10,175
5 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	9,475	9,342
5 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	9,850	9,556
5 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	15,200	14,879
5 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	12,800	12,359
5 Capital One Multi-Asset Execution Trust
2018-1	3.010%	2/15/24	6,775	6,753
5 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	262	262

5 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,575	1,567
5 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	1,279	1,277
5 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,300	1,291
5 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	1,582	1,576
5 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,026
5 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	3,682	3,652
5 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,639
5 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,525	4,455
5 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,121
5 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,716
5 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,180
5 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	4,200	4,186
5 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,624
5 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	8,446
5 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,176
5 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,262
5 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	9,675
5 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,517
5 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,037
5 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,938
5 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,406
5 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,217
5 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,403
5 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	3,729
5 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	7,616
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	532	540
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	9,483	9,356
5 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	5,800	5,815
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	8,250	7,976
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	5,900	5,763
5 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	14,200	13,564
5 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,650	3,558
5 Chase Issuance Trust 2012-A4	1.580%	8/15/21	8,596	8,508
5 Chase Issuance Trust 2012-A7	2.160%	9/15/24	20,440	19,601
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,060
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,252
5 Chase Issuance Trust 2016-A2	1.370%	6/15/21	11,525	11,414
5 Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,581
5 Chase Issuance Trust 2016-A5	1.270%	7/15/21	11,650	11,516
5 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	10,460	10,409
5 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	12,342	12,189
5 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	27,675	27,552
5 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	11,325	10,975
5 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	19,400	19,355

5 Citibank Credit Card Issuance Trust 2017-
A9	1.800%	9/20/21	19,680	19,482
5 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	27,800	27,393
5 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	26,125	26,129
5 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	5,450	5,370
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	3,165	3,110
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	2,000	1,952
5 Citigroup Commercial Mortgage Trust
2013-GC15	3.942%	9/10/46	1,200	1,215
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	1,975	2,045
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	2,875	2,979
5 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	875	879
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	2,900	2,977
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	1,150	1,191
5 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	1,150	1,208
5 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	1,150	1,154
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	1,700	1,738
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	1,425	1,448
5 Citigroup Commercial Mortgage Trust
2014-GC21	3.477%	5/10/47	625	625
5 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	3,025	3,060
5 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	2,450	2,467
5 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	3,875	3,876
5 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	8,525	8,511
5 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	11,450	11,099
5 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	4,550	4,469
5 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	2,197	2,185
5 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	9,075	8,818
5 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	4,365	4,259
5 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	4,625	4,639
5 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	5,725	5,758

5	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	3,400	3,290
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	6,500	6,263
5	Citigroup Commercial Mortgage Trust
	2016-C2	2.832%	8/10/49	3,500	3,276
5	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	11,425	11,311
5	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	3,825	3,599
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	13,430	13,023
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	2,675	2,601
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	8,000	7,771
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	2,125	2,073
5	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	2,950	2,984
5	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	15,825	16,004
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,555
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	2,931
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,953	4,845
5,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,491
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,013
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,463
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,157
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,430	1,431
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,430	1,443
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,910	1,939
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	6,823
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,487
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	510	509
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,711
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,300
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,740
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,177
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	580
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	784	785
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	575	581
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,040
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,807
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,873
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,167	2,147
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,284
5	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	4,060	4,205
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	9	9
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,732
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,146
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,495
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,004	2,004
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,835
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,015
5	COMM 2014-CCRE14 Mortgage Trust	4.717%	2/10/47	1,175	1,223
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	3,173	3,174

5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,429
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,708
5 COMM 2014-CCRE15 Mortgage Trust	4.833%	2/10/47	1,320	1,378
5 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,204
5 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,016
5 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	2,658	2,659
5 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,400	1,406
5 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,270
5 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,395
5 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	4,315	4,316
5 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,417
5 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,869
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,492
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,282
5 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,372
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	4,429	4,426
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,575	8,529
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,675	1,675
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,395
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,575	5,583
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,258
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,070	1,069
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	985
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,573
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	716
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	457
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,674
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,521
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,581
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,125
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	6,714
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	5,259	5,251
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,571
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	10,718
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,816
5 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	2,850	2,842
5 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	7,807
5 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,814
5 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,439
5 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,176
5 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,315
5 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	5,751
5 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	11,550
5 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	5,876
5 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	5,864
5 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,131
5 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	5,752
5 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,641
5 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	8,579
5 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	6,929
5 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	5,550	5,504
5 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	2,825	2,806
5 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	2,250	2,236

5	CSAIL 2015-C2 Commercial Mortgage
	Trust	1.454%	6/15/57	720	717
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	7,400	7,305
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.849%	6/15/57	2,900	2,874
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.448%	8/15/48	4,443	4,425
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	5,700	5,696
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.252%	8/15/48	2,625	2,621
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.617%	11/15/48	3,550	3,547
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	4,600	4,619
5	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	11,675	11,384
5	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	10,250	9,883
5	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	8,000	7,756
5	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	3,275	3,177
5	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	15,825	16,037
5	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	2,975	3,059
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,155
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	4,718
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	7,634
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,100
5	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	14,494	14,260
5	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	11,500	11,300
5	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	17,900	17,854
5	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	6,250	6,083
5	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	13,150	13,001
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	5,250	5,247
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	6,300	6,306
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	1,259	1,272
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	7,184	7,212
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	16,896	17,046
4,5	Fannie Mae-Aces 2013-M12	2.482%	3/25/23	10,203	9,782
4,5	Fannie Mae-Aces 2013-M14	2.603%	4/25/23	13,078	12,628
4,5	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	17,484	17,320
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	789	763
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,407	5,181
4,5	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	3,030	3,025
4,5	Fannie Mae-Aces 2014-M1	3.298%	7/25/23	21,478	21,294
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	10,007	9,940
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	15,078	14,818
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,967	1,917

4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	6,750	6,608
4,5	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	17,626	17,697
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	3,555	3,492
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	7,825	7,803
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,124
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	17,554	17,320
4,5	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	14,151	13,962
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,793	1,742
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,120
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,222
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	14,297
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,401
4,5	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	11,600	11,170
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	13,915
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	10,187	9,717
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,436
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	6,163	6,019
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	9,661
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	4,391	4,240
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,530
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	14,000	12,868
4,5	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	14,200	13,114
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	10,275	9,839
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,511
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,431
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	11,535
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	7,919
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,800	2,652
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	4,625	4,252
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	17,939	16,468
4,5	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	9,164	8,465
4,5	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	5,910	5,623
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	3,731
4,5	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	17,150	16,513
4,5	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	15,725	15,116
4,5	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	6,100	5,774
4,5	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	10,730	10,001
4,5	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	12,000	11,191
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	9,125	8,698
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	12,200	11,706
4,5	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	2,530	2,509
4,5	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	24,025	22,733
4,5	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	9,518	9,109
4,5	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	5,275	5,047
4,5	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	5,663	5,540
§,4,5	Federal Housing Administration	7.430%	10/1/20	1	—
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	1,039	1,040
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	1,963	1,966
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	915	914
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	919	918
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	13,654	13,893

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	1,025	1,046
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	6,752	6,853
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	18,650	18,477
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	7,835	7,612
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	20,750	20,178
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	11,840	11,514
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K022	2.355%	7/25/22	870	845
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	16,600	16,167
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	16,625	16,241
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	26,300	26,198
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	16,425	16,497
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	9,698	9,615
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	17,675	17,697
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	16,452	16,453
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	9,644	9,572
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	17,660	17,691
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	10,795	10,684
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	19,075	18,906
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	15,354	15,535
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	19,775	19,939
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	17,403	17,591
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	1,475	1,488
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	3,724	3,660
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	19,450	19,538
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	2,705	2,670
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	10,850	10,849
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	4,756	4,669
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	14,400	14,344

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	14,025	13,909
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	2,353	2,265
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	6,450	6,202
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	2,409	2,358
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	8,400	8,256
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	5,003	4,856
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	9,050	8,871
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	9,175	9,080
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	2,373	2,309
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	6,850	6,839
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	11,600	11,497
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	6,350	6,196
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	10,325	10,249
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	7,025	6,888
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	4,050	3,936
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	10,375	9,914
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	11,200	10,638
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	8,625	8,085
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	15,025	14,097
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	8,475	7,990
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	4,000	3,895
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	4,321	4,236
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	9,800	9,671
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	10,350	10,260
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	25,950	25,755
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	10,700	10,453
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	8,060	7,798
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	6,675	6,486

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	12,000	11,639
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	3,875	3,792
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	5,325	5,199
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	5,800	5,728
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	8,950	8,967
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	6/25/51	21,000	21,472
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	5,800	5,415
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	10,000	9,703
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	8,700	8,144
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	5,202	5,250
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	11,212	10,971
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	1,666	1,660
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	17,225	17,179
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	5,760	5,723
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	2,196	2,193
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	4,951	4,942
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K709	2.086%	3/25/19	350	349
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	1,444	1,436
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	22,366	22,212
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	9,674	9,578
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	27,262	27,018
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	23,428	23,413
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	1,793	1,765
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	18,645	18,603
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	11,200	11,133
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	10,158	9,926
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	10,825	10,676
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	3,842	3,714

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	13,200	13,335
4,5	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	11,600	11,084
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	7,175	7,027
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	13,150	13,134
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	6,500	6,618
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,775	1,818
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	1,000	1,015
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	6,775	6,939
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	2,100	2,030
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	2,475	2,364
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	6,180	6,138
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	7,525	7,394
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	7,425	7,160
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	9,000	8,909
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	21,090	20,777
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	12,500	12,265
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	11,000	10,770
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	16,000	15,777
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	1,236	1,245
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	15,975	16,173
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	13,200	13,438
4,5	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	10,225	10,142
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	657	656
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	7,350	7,331
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	772
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	502	502
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	1,285	1,282
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	246	246
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	1,300	1,294
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	6,650	6,589
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,892
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	7,726	7,602
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,035
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	21,225	20,914

5	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	11,400	11,365
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	9,470	9,298
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	9,800	9,466
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	13,125	13,029
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	11,925	11,798
4,5	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	5/25/33	3,600	3,670
4,5	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	8/25/33	4,625	4,688
5	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	2,245	2,244
5	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	1,101	1,099
5	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	2,368	2,362
5	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	7,375	7,327
5	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	1,575	1,560
5	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	2,650	2,651
5	GM Financial Automobile Leasing Trust
	2018-2	3.160%	4/20/22	1,050	1,047
5	GM Financial Consumer Automobile 2018-
	2	2.810%	12/16/22	6,300	6,254
5	GM Financial Consumer Automobile 2018-
	2	3.020%	12/18/23	5,250	5,203
5	GS Mortgage Securities Corporation II
	2013-GC10	2.943%	2/10/46	4,077	3,984
5	GS Mortgage Securities Corporation II
	2013-GC10	3.279%	2/10/46	1,529	1,495
5	GS Mortgage Securities Corporation II
	2015-GC30	2.726%	5/10/50	4,025	3,996
5	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	5,700	5,595
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,248
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,453	12,500
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	6,904	6,909
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,518	5,379
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,602
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,754
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	45
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,447	1,462
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,573
5	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	230	229
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,111
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,575
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	10,993
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,016
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	2,225	2,233
5	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	341	340
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	1,973

5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,213
5 GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	1,675	1,705
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,850	1,847
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,397
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	11,445
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	1,984
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,709
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,096
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	5,782
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,283
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	5,843
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,506
5 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,225
5 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	10,733
5 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	3,860
5 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	2,850
5 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,279
5 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,283
5 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,016
5 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	12,817
5 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,440
5 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	810	809
5 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	1,032	1,030
5 Honda Auto Receivables 2015-4 Owner
Trust	1.440%	1/21/22	1,600	1,592
5 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	8,389	8,284
5 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,864	1,817
5 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	5,850	5,779
5 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	13,500	13,402
5 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	3,575	3,545
5 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	3,650	3,644
5 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,600	2,600
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	305	305
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	367	366
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	1,500	1,492
5 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,072	1,068
5 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	4,749	4,704
5 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,519
5 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	3,425	3,405
5 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,164
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	7,816	7,837
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	6,171	6,041
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,503
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,666

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,314	2,286
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,711
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,576	1,589
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,335
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	9,174	9,447
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,649
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.113%	12/15/46	1,600	1,668
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,244
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	2,250	2,249
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	850	860
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	4,600	4,643
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	14,325	13,456
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	5,800	5,743
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	4,650	4,606
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	5,700	5,632
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	3,000	2,930
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,403
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,776	1,790
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.171%	7/15/45	1,184	1,199
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,623	1,640
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	4,470	4,595
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	1,260	1,293
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	741	740
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	412	416
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	2,940	3,023
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	1,680	1,725
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,650	1,666
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	5,500	5,670

5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	1,100	1,131
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	1,650	1,712
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	6,590	6,746
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	1,173	1,204
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	1,422	1,476
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2,027	2,028
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	2,800	2,823
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,800	2,853
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	2,225	2,265
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	1,411	1,414
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	1,375	1,386
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	850	854
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	8,325	8,405
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	2,225	2,248
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	4,175	4,238
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	2,462	2,503
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	2,328	2,325
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	2,275	2,274
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	4,125	4,127
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	9,975	9,984
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	2,775	2,799
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	5,484	5,481
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	17,150	16,999
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	2,875	2,857
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	2,875	2,854
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	4,695	4,676
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	5,715	5,635
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	3,048	2,960

5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	5,725	5,699
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	6,775	6,591
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,725	1,687
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	4,816	4,799
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,963	2,951
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	4,650	4,621
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	5,775	5,803
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	5,675	5,709
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,900	2,949
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	2,772	2,782
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	2,960	2,973
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	5,875	5,853
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	5,875	5,824
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	4,230	4,235
5 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	4,675	4,640
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	17,175	17,080
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	3,200	3,165
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	4,400	4,227
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	2,050	1,990
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	14,250	14,162
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	5,600	5,544
5 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	3,850	3,741
5 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	2,400	2,346
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	13,125	13,498
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,575	1,621
5 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	5,525	5,501
5 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	3,700	3,669
5 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	4,775	4,746
5 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	791
5 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	248	248

5 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	1,175	1,168
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,000
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	3,000	2,942
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.219%	7/15/46	8,000	8,167
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.303%	8/15/46	1,680	1,726
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.503%	8/15/46	840	861
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,021
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	824	824
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,575
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.899%	11/15/46	1,750	1,799
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	3,011	2,949
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	599	585
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,430
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,763
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,403
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,117
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	1,827	1,826
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	4,695	4,722
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,568
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.792%	2/15/47	1,600	1,655
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	850	849
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	1,125	1,128
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,262
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.479%	6/15/47	1,675	1,690
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	4,754	4,757
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,414
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.585%	10/15/47	1,675	1,700
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	5,700	5,698

5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	3,925	3,899
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,025
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	2,875	2,839
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	10,125	9,855
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,444
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	5,725	5,631
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,389
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,840
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	2,900	2,891
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,750	1,734
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	5,775	5,782
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,492
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,451
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	3,825	3,788
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,260
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	2,950	2,931
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,498
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,128
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	11,975	11,818
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,142
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,212
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	11,700	10,913
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	14,200	13,465
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	11,600	11,504
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	4,625	4,608
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	8,150	8,007
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,093
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	5,725	5,474

5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	8,325	8,088
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	6,946
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,882
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,094
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	5,536
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,489
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	10,874
5	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	4,904
5	Morgan Stanley Capital I Trust 2016-
	UBS12	3.596%	12/15/49	11,625	11,405
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,324
10	National Australia Bank Ltd.	2.250%	3/16/21	16,000	15,595
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	5,250	5,233
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	3,800	3,768
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	987
5	Nissan Auto Receivables 2015-B Owner
	Trust	1.340%	3/16/20	652	651
5	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	1,750	1,735
5	Nissan Auto Receivables 2015-C Owner
	Trust	1.370%	5/15/20	619	617
5	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	2,975	2,942
5	Nissan Auto Receivables 2016-B Owner
	Trust	1.540%	10/17/22	2,500	2,444
5	Nissan Auto Receivables 2016-C Owner
	Trust	1.180%	1/15/21	3,912	3,870
5	Nissan Auto Receivables 2016-C Owner
	Trust	1.380%	1/17/23	4,250	4,128
5	Nissan Auto Receivables 2017-B Owner
	Trust	1.750%	10/15/21	7,550	7,437
5	Nissan Auto Receivables 2017-B Owner
	Trust	1.950%	10/16/23	3,469	3,361
5	Nissan Auto Receivables 2018-A Owner
	Trust	2.650%	5/16/22	7,025	6,969
5	Nissan Auto Receivables 2018-A Owner
	Trust	2.890%	6/17/24	5,300	5,258
5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	5,750	5,697
5	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	2,425	2,418
5	Public Service New Hampshire Funding
	LLC 2018-1	3.506%	8/1/28	1,175	1,171
5	Public Service New Hampshire Funding
	LLC 2018-1	3.814%	2/1/35	2,825	2,823
	Royal Bank of Canada	2.100%	10/14/20	57,900	56,585
	Royal Bank of Canada	1.875%	2/5/21	8,625	8,483
	Royal Bank of Canada	2.300%	3/22/21	8,750	8,549
5	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	5,390	5,373
5	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	2,075	2,068
5	Santander Drive Auto Receivables Trust
	2018-2	2.750%	9/15/21	3,150	3,144
5	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	3,425	3,408

5	Santander Drive Auto Receivables Trust
	2018-2	3.350%	7/17/23	3,150	3,134
5	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	2,125	2,123
5	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	1,850	1,846
5	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	3,450	3,440
5	SG Commercial Mortgage Securities Trust
	2016-C5	3.055%	10/10/48	9,000	8,537
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,284
5	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	21,306	20,729
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	8,550	8,440
5	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	9,050	8,772
5	Synchrony Credit Card Master Note Trust
	2018-1	2.970%	3/15/24	15,750	15,638
5	Synchrony Credit Card Master Note Trust
	2018-2	3.470%	5/15/26	15,675	15,650
5	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	6,545	6,475
5	TIAA Seasoned Commercial Mortgage
	Trust 2007-C4	5.481%	8/15/39	190	189
10	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,082
10	Toronto-Dominion Bank	2.500%	1/18/22	15,000	14,599
5	Toyota Auto Receivables 2015-B Owner
	Trust	1.740%	9/15/20	3,654	3,648
5	Toyota Auto Receivables 2015-C Owner
	Trust	1.690%	12/15/20	4,253	4,240
5	Toyota Auto Receivables 2016-B Owner
	Trust	1.300%	4/15/20	1,170	1,166
5	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	3,575	3,527
5	Toyota Auto Receivables 2016-C Owner
	Trust	1.140%	8/17/20	2,633	2,615
5	Toyota Auto Receivables 2016-C Owner
	Trust	1.320%	11/15/21	2,525	2,472
5	Toyota Auto Receivables 2017-D Owner
	Trust	1.930%	1/18/22	12,750	12,535
5	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	7,350	7,268
5	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	2,350	2,307
5	Toyota Auto Receivables 2018-B Owner
	Trust	2.960%	9/15/22	6,500	6,483
5	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	1,175	1,171
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	9,841
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	4,642
5	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	7,855
5	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,090
5	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	9,404
5	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	3,944
5	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,176
5	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	7,885

5 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,452
5 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,178
5 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,105
5 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,353
5 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	7,375	7,569
5 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	6,164
5 UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,136
5 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,700	1,753
5 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,014
5 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,110
5 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	7,797
5 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	15,976
5 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,250
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	4,636	4,583
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	7,716	7,644
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	1,150	1,136
5 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	10,475	10,826
5 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	15,800	16,080
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	2,900	2,893
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	1,050	1,047
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	9,468	9,295
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,541	1,540
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	1,125	1,129
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	9,925	10,036
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	550	543
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	2,965	2,952
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,961	1,951
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	4,000	3,965
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	5,650	5,566
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	2,850	2,818
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	5,725	5,641
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	3,150	3,059
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	2,275	2,228
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	14,150	13,867
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	8,500	8,432

5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,619	1,606
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	5,800	5,794
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	8,500	8,469
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,536	1,512
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	14,401	14,004
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	2,850	2,773
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	2,350	2,363
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	3,425	3,453
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	2,925	2,995
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	2,425	2,414
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	4,200	4,139
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	2,275	2,208
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	4,700	4,732
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	2,950	2,966
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	10,375	10,411
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	7,850	7,239
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,800	1,655
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	3,084	3,064
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	6,700	6,627
5 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	2,350	2,304
5 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	4,700	4,492
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	4,675	4,663
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	5,275	5,099
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	9,053	8,555
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	11,445	11,140
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	3,243	3,110
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	9,675	9,363
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	5,375	5,198

5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	5,350	5,146
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	8,025	7,859
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	2,150	2,097
5 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	13,300	12,900
5 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	8,600	8,461
5 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	8,500	8,386
5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	15,825	15,962
5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,742	2,762
5 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	10,550	10,800
5 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	10,125	10,344
5 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	6,100	6,232
5 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	10,900	10,653
5 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	7,425	7,437
5 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	4,975	4,974
5 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	4,400	4,453
5 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	3,100	3,056
5 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	6,091	5,970
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	4,148	4,084
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,733	1,714
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	820	810
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	3,436	3,367
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	673	656
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	6,000	5,960
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	3,000	2,940
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	1,105	1,115
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	4,470	4,595
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	1,120	1,135
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,250	1,267

5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,250	1,300
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,100	2,160
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	143	143
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	1,150	1,154
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	1,450	1,483
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	1,150	1,162
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	1,150	1,185
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	60	60
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	2,300	2,313
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	5,010	5,151
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	575	586
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.841%	12/15/46	862	896
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	1,273	1,272
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,750	1,752
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	2,350	2,407
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.852%	3/15/46	575	598
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	950	958
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	1,250	1,257
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	2,825	2,900
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	950	963
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	879	879
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	1,100	1,109
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	3,500	3,529
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,675	1,709
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,675	1,704
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	4,000	4,017
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	8,200	8,259
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,675	1,681

5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	3,143	3,169
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	1,675	1,701
5	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	1,125	1,143
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.428%	11/15/47	2,860	2,833
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,860	2,848
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	1,035	1,034
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,800	2,816
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	6,720	6,873
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	2,800	2,866
5	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,436
5	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,556
5	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,299	1,297
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	970	967
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,975	2,951
5	World Omni Automobile Lease
	Securitization Trust 2016-A	1.610%	1/15/22	3,000	2,988
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,474,052)					5,334,997
Corporate Bonds (27.1%)
Finance (8.8%)
	Banking (6.3%)
	American Express Co.	2.200%	10/30/20	15,000	14,644
	American Express Co.	3.375%	5/17/21	2,563	2,562
	American Express Co.	2.500%	8/1/22	7,680	7,370
	American Express Co.	2.650%	12/2/22	10,630	10,200
	American Express Co.	3.400%	2/27/23	16,310	16,036
	American Express Co.	3.700%	8/3/23	11,725	11,675
	American Express Co.	3.000%	10/30/24	21,572	20,603
	American Express Co.	3.625%	12/5/24	12,480	12,244
	American Express Co.	4.050%	12/3/42	2,209	2,124
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,970
	American Express Credit Corp.	2.200%	3/3/20	19,170	18,929
	American Express Credit Corp.	2.375%	5/26/20	13,270	13,086
	American Express Credit Corp.	2.600%	9/14/20	25,747	25,422
	American Express Credit Corp.	2.250%	5/5/21	21,441	20,848
	American Express Credit Corp.	2.700%	3/3/22	37,494	36,457
	American Express Credit Corp.	3.300%	5/3/27	23,189	22,276
	Associated Bank NA	3.500%	8/13/21	3,300	3,281
	Australia & New Zealand Banking Group
	Ltd.	2.125%	8/19/20	7,915	7,760
	Australia & New Zealand Banking Group
	Ltd.	2.250%	11/9/20	14,000	13,692
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	14,275	14,088
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	6,560	6,367

Australia & New Zealand Banking Group
Ltd.	2.550%	11/23/21	8,000	7,756
Australia & New Zealand Banking Group
Ltd.	2.625%	5/19/22	12,280	11,845
Australia & New Zealand Banking Group
Ltd.	2.625%	11/9/22	14,000	13,449
Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	12,500	12,281
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,384	16,200
Banco Santander SA	3.500%	4/11/22	350	343
Banco Santander SA	3.125%	2/23/23	10,000	9,482
Banco Santander SA	3.848%	4/12/23	9,050	8,841
Banco Santander SA	5.179%	11/19/25	23,958	24,049
Banco Santander SA	4.250%	4/11/27	1,150	1,087
Banco Santander SA	3.800%	2/23/28	5,006	4,541
Bancolombia SA	5.950%	6/3/21	9,349	9,778
Bank of America Corp.	2.250%	4/21/20	24,435	24,108
Bank of America Corp.	5.625%	7/1/20	53	55
Bank of America Corp.	2.625%	10/19/20	25,336	25,025
Bank of America Corp.	2.151%	11/9/20	5,238	5,123
Bank of America Corp.	5.875%	1/5/21	500	527
Bank of America Corp.	2.625%	4/19/21	13,710	13,489
Bank of America Corp.	5.000%	5/13/21	—	—
5 Bank of America Corp.	2.369%	7/21/21	22,795	22,391
5 Bank of America Corp.	2.328%	10/1/21	31,750	31,056
5 Bank of America Corp.	2.738%	1/23/22	19,958	19,614
Bank of America Corp.	5.700%	1/24/22	275	295
5 Bank of America Corp.	3.499%	5/17/22	14,000	14,006
Bank of America Corp.	2.503%	10/21/22	19,275	18,431
Bank of America Corp.	3.300%	1/11/23	51,874	51,149
5 Bank of America Corp.	3.124%	1/20/23	5,678	5,576
5 Bank of America Corp.	2.881%	4/24/23	28,325	27,497
5 Bank of America Corp.	2.816%	7/21/23	46,108	44,522
Bank of America Corp.	4.100%	7/24/23	12,592	12,798
Bank of America Corp.	3.004%	12/20/23	147,091	142,306
Bank of America Corp.	4.125%	1/22/24	34,290	34,844
5 Bank of America Corp.	3.550%	3/5/24	12,605	12,455
Bank of America Corp.	4.000%	4/1/24	13,701	13,799
5 Bank of America Corp.	3.864%	7/23/24	8,000	7,985
Bank of America Corp.	4.200%	8/26/24	43,451	43,596
Bank of America Corp.	4.000%	1/22/25	49,603	48,965
Bank of America Corp.	3.950%	4/21/25	42,796	41,915
5 Bank of America Corp.	3.093%	10/1/25	34,158	32,499
5 Bank of America Corp.	3.366%	1/23/26	13,300	12,789
Bank of America Corp.	4.450%	3/3/26	33,027	33,080
Bank of America Corp.	3.500%	4/19/26	9,745	9,422
Bank of America Corp.	4.250%	10/22/26	12,083	11,918
Bank of America Corp.	3.248%	10/21/27	27,196	25,333
Bank of America Corp.	4.183%	11/25/27	21,525	21,011
5 Bank of America Corp.	3.824%	1/20/28	25,980	25,294
5 Bank of America Corp.	3.705%	4/24/28	16,217	15,572
5 Bank of America Corp.	3.593%	7/21/28	36,708	34,941
Bank of America Corp.	3.419%	12/20/28	71,926	67,489
5 Bank of America Corp.	3.970%	3/5/29	20,200	19,712
5 Bank of America Corp.	4.271%	7/23/29	7,500	7,462
Bank of America Corp.	6.110%	1/29/37	12,549	14,458
5 Bank of America Corp.	4.244%	4/24/38	22,358	21,760

Bank of America Corp.	7.750%	5/14/38	20,266	27,344
Bank of America Corp.	5.875%	2/7/42	32,833	38,695
Bank of America Corp.	5.000%	1/21/44	31,946	34,056
Bank of America Corp.	4.875%	4/1/44	10,951	11,473
Bank of America Corp.	4.750%	4/21/45	1,650	1,666
5 Bank of America Corp.	4.443%	1/20/48	3,725	3,704
5 Bank of America Corp.	3.946%	1/23/49	15,150	13,889
Bank of America NA	6.000%	10/15/36	9,955	11,776
Bank of Montreal	2.100%	12/12/19	4,150	4,106
Bank of Montreal	2.100%	6/15/20	5,100	5,011
Bank of Montreal	3.100%	7/13/20	15,500	15,512
Bank of Montreal	3.100%	4/13/21	18,000	17,944
Bank of Montreal	1.900%	8/27/21	13,125	12,609
Bank of Montreal	2.350%	9/11/22	7,841	7,507
Bank of Montreal	2.550%	11/6/22	12,221	11,761
5 Bank of Montreal	3.803%	12/15/32	24,050	22,297
Bank of New York Mellon Corp.	4.600%	1/15/20	6,200	6,321
Bank of New York Mellon Corp.	2.150%	2/24/20	5,000	4,946
Bank of New York Mellon Corp.	2.600%	8/17/20	5,311	5,268
Bank of New York Mellon Corp.	2.450%	11/27/20	6,850	6,744
Bank of New York Mellon Corp.	2.500%	4/15/21	14,564	14,296
Bank of New York Mellon Corp.	2.050%	5/3/21	25,328	24,555
Bank of New York Mellon Corp.	3.550%	9/23/21	4,455	4,482
Bank of New York Mellon Corp.	2.600%	2/7/22	10,971	10,697
Bank of New York Mellon Corp.	2.950%	1/29/23	10,100	9,861
5 Bank of New York Mellon Corp.	2.661%	5/16/23	12,360	11,954
Bank of New York Mellon Corp.	3.450%	8/11/23	5,225	5,184
Bank of New York Mellon Corp.	2.200%	8/16/23	10,549	9,887
Bank of New York Mellon Corp.	3.650%	2/4/24	6,917	6,905
Bank of New York Mellon Corp.	3.400%	5/15/24	1,070	1,055
Bank of New York Mellon Corp.	3.250%	9/11/24	13,790	13,451
Bank of New York Mellon Corp.	3.000%	2/24/25	5,753	5,512
Bank of New York Mellon Corp.	2.800%	5/4/26	6,321	5,922
Bank of New York Mellon Corp.	2.450%	8/17/26	6,381	5,806
Bank of New York Mellon Corp.	3.250%	5/16/27	22,248	21,349
Bank of New York Mellon Corp.	3.400%	1/29/28	7,445	7,211
5 Bank of New York Mellon Corp.	3.442%	2/7/28	7,925	7,661
Bank of New York Mellon Corp.	3.000%	10/30/28	5,100	4,651
Bank of New York Mellon Corp.	3.300%	8/23/29	4,250	3,956
Bank of Nova Scotia	2.150%	7/14/20	200	197
Bank of Nova Scotia	2.350%	10/21/20	22,850	22,448
Bank of Nova Scotia	4.375%	1/13/21	1,811	1,854
Bank of Nova Scotia	2.800%	7/21/21	37,838	37,222
Bank of Nova Scotia	2.700%	3/7/22	12,810	12,491
Bank of Nova Scotia	2.450%	9/19/22	1,470	1,413
Bank of Nova Scotia	4.500%	12/16/25	31,755	31,746
Bank One Corp.	7.625%	10/15/26	1,980	2,391
Bank One Corp.	8.000%	4/29/27	1,500	1,879
Barclays Bank plc	5.140%	10/14/20	1,485	1,521
Barclays Bank plc	2.650%	1/11/21	7,574	7,422
Barclays plc	2.750%	11/8/19	14,373	14,295
Barclays plc	2.875%	6/8/20	15,050	14,875
Barclays plc	3.250%	1/12/21	21,565	21,260
Barclays plc	3.200%	8/10/21	21,400	21,019
Barclays plc	3.684%	1/10/23	16,665	16,226
5 Barclays plc	4.338%	5/16/24	19,000	18,766
Barclays plc	3.650%	3/16/25	32,290	30,225

	Barclays plc	4.375%	1/12/26	24,751	24,001
	Barclays plc	4.337%	1/10/28	11,612	10,985
5	Barclays plc	4.972%	5/16/29	13,600	13,424
	Barclays plc	5.250%	8/17/45	7,730	7,483
	Barclays plc	4.950%	1/10/47	14,513	13,397
	BB&T Corp.	5.250%	11/1/19	10,240	10,480
	BB&T Corp.	2.450%	1/15/20	14,620	14,508
	BB&T Corp.	2.150%	2/1/21	7,375	7,178
	BB&T Corp.	2.050%	5/10/21	15,586	15,092
	BB&T Corp.	3.200%	9/3/21	8,625	8,588
	BB&T Corp.	2.750%	4/1/22	6,350	6,218
	BB&T Corp.	2.850%	10/26/24	6,832	6,535
	BB&T Corp.	3.700%	6/5/25	10,350	10,288
	BNP Paribas SA	2.375%	5/21/20	7,153	7,045
	BNP Paribas SA	5.000%	1/15/21	40,956	42,326
	BNP Paribas SA	3.250%	3/3/23	21,210	20,802
	BNP Paribas SA	4.250%	10/15/24	2,500	2,473
10	BNP Paribas SA	3.500%	11/16/27	200	184
	BPCE SA	2.250%	1/27/20	4,700	4,630
	BPCE SA	2.650%	2/3/21	7,957	7,801
	BPCE SA	2.750%	12/2/21	9,220	9,000
10	BPCE SA	3.000%	5/22/22	5,500	5,325
	BPCE SA	4.000%	4/15/24	21,067	21,196
	BPCE SA	3.375%	12/2/26	4,750	4,439
	Branch Banking & Trust Co.	2.100%	1/15/20	14,775	14,584
	Branch Banking & Trust Co.	2.250%	6/1/20	17,925	17,642
	Branch Banking & Trust Co.	2.850%	4/1/21	385	380
	Branch Banking & Trust Co.	2.625%	1/15/22	15,250	14,864
	Branch Banking & Trust Co.	3.625%	9/16/25	18,853	18,468
	Branch Banking & Trust Co.	3.800%	10/30/26	3,025	2,985
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	12,770	12,467
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,800	9,640
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,202	19,495
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,350	12,282
	Capital One Bank USA NA	3.375%	2/15/23	27,503	26,706
	Capital One Financial Corp.	2.500%	5/12/20	15,950	15,749
	Capital One Financial Corp.	2.400%	10/30/20	7,000	6,854
	Capital One Financial Corp.	3.450%	4/30/21	15,500	15,477
	Capital One Financial Corp.	4.750%	7/15/21	4,113	4,250
	Capital One Financial Corp.	3.050%	3/9/22	1,385	1,354
	Capital One Financial Corp.	3.200%	1/30/23	14,085	13,665
	Capital One Financial Corp.	3.500%	6/15/23	4,510	4,421
	Capital One Financial Corp.	3.750%	4/24/24	8,178	8,035
	Capital One Financial Corp.	3.300%	10/30/24	10,100	9,614
	Capital One Financial Corp.	3.200%	2/5/25	2,035	1,917
	Capital One Financial Corp.	4.250%	4/30/25	7,500	7,469
	Capital One Financial Corp.	4.200%	10/29/25	10,885	10,590
	Capital One Financial Corp.	3.750%	7/28/26	16,600	15,470
	Capital One Financial Corp.	3.750%	3/9/27	8,343	7,877
	Capital One Financial Corp.	3.800%	1/31/28	16,311	15,406
	Capital One NA	2.350%	1/31/20	15,005	14,835
	Capital One NA	2.950%	7/23/21	9,181	9,030
	Capital One NA	2.250%	9/13/21	16,950	16,315
	Capital One NA	2.650%	8/8/22	15,250	14,640
	Citibank NA	3.050%	5/1/20	20,000	19,951
	Citibank NA	2.100%	6/12/20	15,750	15,464
	Citibank NA	2.125%	10/20/20	37,301	36,424

	Citibank NA	2.850%	2/12/21	13,000	12,847
	Citibank NA	3.400%	7/23/21	14,000	13,981
5,10	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	10,588	11,153
	Citigroup Inc.	2.450%	1/10/20	16,375	16,231
	Citigroup Inc.	2.400%	2/18/20	18,365	18,175
	Citigroup Inc.	5.375%	8/9/20	6,973	7,232
	Citigroup Inc.	2.650%	10/26/20	28,998	28,601
	Citigroup Inc.	2.700%	3/30/21	39,135	38,448
	Citigroup Inc.	2.350%	8/2/21	7,128	6,908
	Citigroup Inc.	2.900%	12/8/21	45,878	44,904
	Citigroup Inc.	4.500%	1/14/22	35,933	36,896
	Citigroup Inc.	2.750%	4/25/22	2,800	2,716
	Citigroup Inc.	4.050%	7/30/22	10,570	10,612
	Citigroup Inc.	2.700%	10/27/22	9,950	9,561
5	Citigroup Inc.	3.142%	1/24/23	19,550	19,162
	Citigroup Inc.	3.375%	3/1/23	5,600	5,507
	Citigroup Inc.	3.500%	5/15/23	19,623	19,306
5	Citigroup Inc.	2.876%	7/24/23	15,700	15,182
	Citigroup Inc.	3.875%	10/25/23	13,345	13,375
5	Citigroup Inc.	4.044%	6/1/24	2,195	2,200
	Citigroup Inc.	3.750%	6/16/24	20,477	20,294
	Citigroup Inc.	4.000%	8/5/24	18,929	18,777
	Citigroup Inc.	3.875%	3/26/25	10,438	10,135
	Citigroup Inc.	3.300%	4/27/25	4,832	4,640
	Citigroup Inc.	4.400%	6/10/25	52,319	52,305
	Citigroup Inc.	5.500%	9/13/25	11,753	12,509
	Citigroup Inc.	3.700%	1/12/26	15,425	14,979
	Citigroup Inc.	4.600%	3/9/26	22,967	23,119
	Citigroup Inc.	3.400%	5/1/26	15,289	14,527
	Citigroup Inc.	3.200%	10/21/26	45,007	41,918
	Citigroup Inc.	4.450%	9/29/27	31,985	31,649
5	Citigroup Inc.	3.887%	1/10/28	15,507	15,018
5	Citigroup Inc.	3.668%	7/24/28	39,604	37,549
	Citigroup Inc.	4.125%	7/25/28	13,175	12,721
5	Citigroup Inc.	3.520%	10/27/28	29,310	27,557
5	Citigroup Inc.	4.075%	4/23/29	12,195	11,931
	Citigroup Inc.	6.625%	6/15/32	4,370	5,157
	Citigroup Inc.	5.875%	2/22/33	1,525	1,662
	Citigroup Inc.	6.000%	10/31/33	7,756	8,698
	Citigroup Inc.	6.125%	8/25/36	13,964	15,812
5	Citigroup Inc.	3.878%	1/24/39	23,100	21,238
	Citigroup Inc.	8.125%	7/15/39	24,330	34,987
	Citigroup Inc.	5.875%	1/30/42	13,988	16,242
	Citigroup Inc.	6.675%	9/13/43	5,369	6,592
	Citigroup Inc.	4.950%	11/7/43	3,036	2,994
	Citigroup Inc.	5.300%	5/6/44	10,419	10,902
	Citigroup Inc.	4.650%	7/30/45	11,451	11,526
	Citigroup Inc.	4.750%	5/18/46	15,287	14,948
5	Citigroup Inc.	4.281%	4/24/48	10,433	9,991
	Citigroup Inc.	4.650%	7/23/48	26,125	26,474
	Citizens Bank NA	2.450%	12/4/19	4,550	4,517
	Citizens Bank NA	2.250%	3/2/20	5,150	5,069
	Citizens Bank NA	2.200%	5/26/20	12,485	12,234
	Citizens Bank NA	2.250%	10/30/20	10,000	9,740
	Citizens Bank NA	2.550%	5/13/21	7,280	7,085
	Citizens Bank NA	2.650%	5/26/22	9,175	8,792
	Citizens Bank NA	3.700%	3/29/23	5,015	4,981

	Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,687
	Citizens Financial Group Inc.	4.300%	12/3/25	6,303	6,213
	Comerica Bank	4.000%	7/27/25	50	49
	Comerica Inc.	3.700%	7/31/23	11,000	10,957
	Commonwealth Bank of Australia	2.300%	3/12/20	250	246
	Commonwealth Bank of Australia	2.400%	11/2/20	12,850	12,567
	Commonwealth Bank of Australia	2.550%	3/15/21	8,395	8,203
10	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	14,560
10	Commonwealth Bank of Australia	3.900%	7/12/47	50	46
	Compass Bank	3.500%	6/11/21	9,700	9,645
	Compass Bank	2.875%	6/29/22	19,250	18,539
	Cooperatieve Rabobank UA	2.250%	1/14/20	23,300	23,049
	Cooperatieve Rabobank UA	4.500%	1/11/21	100	102
	Cooperatieve Rabobank UA	2.500%	1/19/21	51,750	50,635
	Cooperatieve Rabobank UA	3.125%	4/26/21	130	129
	Cooperatieve Rabobank UA	2.750%	1/10/22	12,052	11,729
	Cooperatieve Rabobank UA	3.875%	2/8/22	41,588	41,884
	Cooperatieve Rabobank UA	3.950%	11/9/22	40,698	40,414
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,615	17,823
	Cooperatieve Rabobank UA	3.375%	5/21/25	19,104	18,627
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	14,843
	Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	11,294
	Cooperatieve Rabobank UA	5.250%	5/24/41	10,318	11,491
	Cooperatieve Rabobank UA	5.750%	12/1/43	10,950	12,205
	Cooperatieve Rabobank UA	5.250%	8/4/45	11,095	11,589
	Credit Suisse AG	5.400%	1/14/20	8,516	8,732
	Credit Suisse AG	4.375%	8/5/20	7,310	7,439
	Credit Suisse AG	3.000%	10/29/21	29,244	28,812
	Credit Suisse AG	3.625%	9/9/24	28,229	27,828
10	Credit Suisse Group AG	3.574%	1/9/23	10,000	9,793
10	Credit Suisse Group AG	4.282%	1/9/28	25,500	24,754
	Credit Suisse Group Funding Guernsey
	Ltd.	2.750%	3/26/20	3,150	3,121
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	12,850	12,745
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	36,845	36,647
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	21,375	21,246
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	14,780	14,551
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	31,950	30,748
	Credit Suisse Group Funding Guernsey
	Ltd.	4.550%	4/17/26	1,000	1,002
	Credit Suisse Group Funding Guernsey
	Ltd.	4.875%	5/15/45	17,158	17,406
	Credit Suisse USA Inc.	7.125%	7/15/32	11,289	14,383
	Deutsche Bank AG	2.700%	7/13/20	19,000	18,572
	Deutsche Bank AG	2.950%	8/20/20	7,776	7,633
	Deutsche Bank AG	3.125%	1/13/21	11,907	11,668
	Deutsche Bank AG	3.150%	1/22/21	14,600	14,230
	Deutsche Bank AG	3.375%	5/12/21	10,979	10,780
	Deutsche Bank AG	4.250%	10/14/21	20,001	19,926
	Deutsche Bank AG	3.300%	11/16/22	27,156	25,788
	Deutsche Bank AG	3.950%	2/27/23	25,000	24,265
	Deutsche Bank AG	3.700%	5/30/24	27,739	26,193

Deutsche Bank AG	4.100%	1/13/26	8,010	7,638
Discover Bank	3.100%	6/4/20	4,847	4,813
Discover Bank	3.200%	8/9/21	4,701	4,631
Discover Bank	3.350%	2/6/23	9,000	8,739
Discover Bank	4.200%	8/8/23	17,774	17,839
Discover Bank	4.250%	3/13/26	2,675	2,636
Discover Bank	3.450%	7/27/26	8,250	7,682
5 Discover Bank	4.682%	8/9/28	3,000	2,972
Discover Bank	4.650%	9/13/28	7,000	6,998
Discover Financial Services	5.200%	4/27/22	1,817	1,879
Discover Financial Services	3.850%	11/21/22	10,115	9,998
Discover Financial Services	3.950%	11/6/24	5,625	5,486
Discover Financial Services	3.750%	3/4/25	5,800	5,533
Discover Financial Services	4.100%	2/9/27	6,500	6,218
Fifth Third Bancorp	2.875%	7/27/20	575	571
Fifth Third Bancorp	3.500%	3/15/22	3,553	3,536
Fifth Third Bancorp	4.300%	1/16/24	11,774	11,864
Fifth Third Bancorp	3.950%	3/14/28	7,860	7,712
Fifth Third Bancorp	8.250%	3/1/38	8,972	12,187
Fifth Third Bank	2.200%	10/30/20	3,150	3,077
Fifth Third Bank	2.250%	6/14/21	13,551	13,148
Fifth Third Bank	2.875%	10/1/21	7,504	7,363
Fifth Third Bank	3.850%	3/15/26	5,502	5,361
Fifth Third Bank	3.350%	7/26/21	6,350	6,321
Fifth Third Bank	3.950%	7/28/25	8,250	8,229
First Horizon National Corp.	3.500%	12/15/20	5,063	5,068
First Niagara Financial Group Inc.	6.750%	3/19/20	1,875	1,965
First Republic Bank	2.500%	6/6/22	11,850	11,379
First Republic Bank	4.375%	8/1/46	2,375	2,174
First Republic Bank	4.625%	2/13/47	2,875	2,768
FirstMerit Bank NA	4.270%	11/25/26	5,750	5,659
Goldman Sachs Bank USA	3.200%	6/5/20	8,575	8,594
Goldman Sachs Capital I	6.345%	2/15/34	12,775	14,787
Goldman Sachs Group Inc.	2.550%	10/23/19	25,594	25,485
Goldman Sachs Group Inc.	2.300%	12/13/19	23,650	23,443
Goldman Sachs Group Inc.	5.375%	3/15/20	38,801	39,995
Goldman Sachs Group Inc.	2.600%	4/23/20	21,524	21,329
Goldman Sachs Group Inc.	6.000%	6/15/20	35,004	36,542
Goldman Sachs Group Inc.	2.750%	9/15/20	22,611	22,335
Goldman Sachs Group Inc.	2.875%	2/25/21	15,650	15,434
Goldman Sachs Group Inc.	2.625%	4/25/21	22,612	22,130
Goldman Sachs Group Inc.	5.250%	7/27/21	24,869	26,006
Goldman Sachs Group Inc.	2.350%	11/15/21	20,200	19,443
Goldman Sachs Group Inc.	5.750%	1/24/22	62,388	66,365
Goldman Sachs Group Inc.	3.000%	4/26/22	37,764	36,968
5 Goldman Sachs Group Inc.	2.876%	10/31/22	53,152	51,833
Goldman Sachs Group Inc.	3.625%	1/22/23	31,109	30,948
Goldman Sachs Group Inc.	3.200%	2/23/23	14,800	14,452
5 Goldman Sachs Group Inc.	2.908%	6/5/23	24,891	24,070
5 Goldman Sachs Group Inc.	2.905%	7/24/23	24,500	23,673
Goldman Sachs Group Inc.	4.000%	3/3/24	71,771	71,925
Goldman Sachs Group Inc.	3.850%	7/8/24	13,679	13,605
Goldman Sachs Group Inc.	3.500%	1/23/25	27,244	26,396
Goldman Sachs Group Inc.	3.750%	5/22/25	378	370
5 Goldman Sachs Group Inc.	3.272%	9/29/25	40,322	38,533
Goldman Sachs Group Inc.	4.250%	10/21/25	13,620	13,486
Goldman Sachs Group Inc.	3.750%	2/25/26	30,869	30,005

Goldman Sachs Group Inc.	3.500%	11/16/26	36,235	34,399
Goldman Sachs Group Inc.	5.950%	1/15/27	9,251	10,127
Goldman Sachs Group Inc.	3.850%	1/26/27	36,073	35,085
5 Goldman Sachs Group Inc.	3.691%	6/5/28	25,550	24,283
5 Goldman Sachs Group Inc.	3.814%	4/23/29	34,435	32,759
5 Goldman Sachs Group Inc.	4.223%	5/1/29	21,855	21,531
Goldman Sachs Group Inc.	6.450%	5/1/36	25,124	29,296
Goldman Sachs Group Inc.	6.750%	10/1/37	40,737	48,926
5 Goldman Sachs Group Inc.	4.017%	10/31/38	30,359	28,097
5 Goldman Sachs Group Inc.	4.411%	4/23/39	22,330	21,573
Goldman Sachs Group Inc.	6.250%	2/1/41	27,177	32,761
Goldman Sachs Group Inc.	4.800%	7/8/44	29,808	30,390
Goldman Sachs Group Inc.	5.150%	5/22/45	28,769	29,369
Goldman Sachs Group Inc.	4.750%	10/21/45	10,879	10,999
HSBC Bank USA NA	4.875%	8/24/20	26,609	27,214
HSBC Bank USA NA	5.875%	11/1/34	7,490	8,478
HSBC Bank USA NA	5.625%	8/15/35	3,894	4,312
HSBC Bank USA NA	7.000%	1/15/39	8,709	11,152
HSBC Holdings plc	3.400%	3/8/21	38,985	38,882
HSBC Holdings plc	5.100%	4/5/21	39,245	40,757
HSBC Holdings plc	2.950%	5/25/21	49,178	48,422
HSBC Holdings plc	2.650%	1/5/22	31,513	30,528
HSBC Holdings plc	4.875%	1/14/22	3,760	3,894
HSBC Holdings plc	4.000%	3/30/22	12,381	12,515
5 HSBC Holdings plc	3.262%	3/13/23	25,882	25,336
HSBC Holdings plc	3.600%	5/25/23	21,900	21,672
5 HSBC Holdings plc	3.033%	11/22/23	6,939	6,699
HSBC Holdings plc	4.250%	3/14/24	30,403	30,277
5 HSBC Holdings plc	3.950%	5/18/24	10,000	9,925
HSBC Holdings plc	4.250%	8/18/25	12,257	12,010
HSBC Holdings plc	4.300%	3/8/26	39,675	39,416
HSBC Holdings plc	3.900%	5/25/26	40,350	39,041
5 HSBC Holdings plc	4.292%	9/12/26	27,450	27,138
HSBC Holdings plc	4.375%	11/23/26	16,831	16,526
5 HSBC Holdings plc	4.041%	3/13/28	32,403	31,219
5 HSBC Holdings plc	4.583%	6/19/29	17,000	16,998
HSBC Holdings plc	7.625%	5/17/32	1,946	2,426
HSBC Holdings plc	7.350%	11/27/32	2,040	2,519
HSBC Holdings plc	6.500%	5/2/36	13,904	16,381
HSBC Holdings plc	6.500%	9/15/37	33,945	40,142
HSBC Holdings plc	6.800%	6/1/38	5,749	7,052
HSBC Holdings plc	6.100%	1/14/42	7,048	8,403
HSBC Holdings plc	5.250%	3/14/44	23,653	24,574
HSBC USA Inc.	2.350%	3/5/20	18,540	18,337
HSBC USA Inc.	2.750%	8/7/20	5,350	5,303
HSBC USA Inc.	5.000%	9/27/20	8,852	9,091
HSBC USA Inc.	3.500%	6/23/24	7,400	7,218
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,494
Huntington Bancshares Inc.	3.150%	3/14/21	3,525	3,493
Huntington Bancshares Inc.	2.300%	1/14/22	10,168	9,727
Huntington Bancshares Inc.	4.000%	5/15/25	6,000	5,996
Huntington National Bank	2.375%	3/10/20	19,000	18,763
Huntington National Bank	2.400%	4/1/20	12,075	11,914
Huntington National Bank	2.875%	8/20/20	7,750	7,672
Huntington National Bank	3.250%	5/14/21	9,500	9,429
Huntington National Bank	2.500%	8/7/22	13,900	13,309
Huntington National Bank	3.550%	10/6/23	5,625	5,555

10	ING Bank NV	2.450%	3/16/20	20,000	19,734
	ING Groep NV	3.150%	3/29/22	7,482	7,301
	ING Groep NV	4.100%	10/2/23	9,000	9,006
	ING Groep NV	3.950%	3/29/27	13,967	13,426
	ING Groep NV	4.550%	10/2/28	12,000	11,939
10	Intesa Sanpaolo SPA	6.500%	2/24/21	100	103
	Intesa Sanpaolo SPA	5.250%	1/12/24	26,481	26,136
	JPMorgan Chase & Co.	2.200%	10/22/19	5,161	5,124
	JPMorgan Chase & Co.	2.250%	1/23/20	52,315	51,781
	JPMorgan Chase & Co.	2.750%	6/23/20	51,031	50,639
	JPMorgan Chase & Co.	4.400%	7/22/20	5,303	5,411
	JPMorgan Chase & Co.	4.250%	10/15/20	15,290	15,583
	JPMorgan Chase & Co.	2.550%	10/29/20	24,592	24,234
	JPMorgan Chase & Co.	2.550%	3/1/21	21,103	20,718
	JPMorgan Chase & Co.	4.625%	5/10/21	4,626	4,771
	JPMorgan Chase & Co.	2.400%	6/7/21	12,170	11,866
	JPMorgan Chase & Co.	2.295%	8/15/21	53,553	52,046
	JPMorgan Chase & Co.	4.350%	8/15/21	25,609	26,239
	JPMorgan Chase & Co.	4.500%	1/24/22	31,868	32,850
5	JPMorgan Chase & Co.	3.514%	6/18/22	15,325	15,334
	JPMorgan Chase & Co.	3.250%	9/23/22	20,782	20,602
	JPMorgan Chase & Co.	2.972%	1/15/23	46,958	45,713
	JPMorgan Chase & Co.	3.200%	1/25/23	50,072	49,247
5	JPMorgan Chase & Co.	2.776%	4/25/23	20,000	19,424
	JPMorgan Chase & Co.	3.375%	5/1/23	28,849	28,236
	JPMorgan Chase & Co.	2.700%	5/18/23	18,576	17,842
	JPMorgan Chase & Co.	3.875%	2/1/24	25,142	25,309
5	JPMorgan Chase & Co.	3.559%	4/23/24	21,120	20,915
	JPMorgan Chase & Co.	3.625%	5/13/24	46,157	45,739
5	JPMorgan Chase & Co.	3.797%	7/23/24	8,950	8,927
	JPMorgan Chase & Co.	3.875%	9/10/24	32,922	32,508
	JPMorgan Chase & Co.	3.125%	1/23/25	28,002	26,747
5	JPMorgan Chase & Co.	3.220%	3/1/25	21,668	20,942
	JPMorgan Chase & Co.	3.900%	7/15/25	27,259	27,203
	JPMorgan Chase & Co.	3.300%	4/1/26	55,805	53,458
	JPMorgan Chase & Co.	3.200%	6/15/26	26,330	25,056
	JPMorgan Chase & Co.	2.950%	10/1/26	34,807	32,295
	JPMorgan Chase & Co.	4.125%	12/15/26	21,393	21,159
	JPMorgan Chase & Co.	4.250%	10/1/27	10,907	10,823
	JPMorgan Chase & Co.	3.625%	12/1/27	10,768	10,156
5	JPMorgan Chase & Co.	3.782%	2/1/28	37,756	36,697
5	JPMorgan Chase & Co.	3.540%	5/1/28	33,999	32,386
5	JPMorgan Chase & Co.	3.509%	1/23/29	29,450	27,799
5	JPMorgan Chase & Co.	4.005%	4/23/29	10,100	9,889
5	JPMorgan Chase & Co.	4.203%	7/23/29	10,200	10,134
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,484
	JPMorgan Chase & Co.	6.400%	5/15/38	26,087	32,472
5	JPMorgan Chase & Co.	3.882%	7/24/38	26,843	24,987
	JPMorgan Chase & Co.	5.500%	10/15/40	30,521	34,588
	JPMorgan Chase & Co.	5.600%	7/15/41	8,095	9,283
	JPMorgan Chase & Co.	5.400%	1/6/42	9,611	10,765
	JPMorgan Chase & Co.	5.625%	8/16/43	6,869	7,754
	JPMorgan Chase & Co.	4.850%	2/1/44	2,239	2,372
	JPMorgan Chase & Co.	4.950%	6/1/45	10,460	10,941
5	JPMorgan Chase & Co.	4.260%	2/22/48	19,283	18,523
5	JPMorgan Chase & Co.	4.032%	7/24/48	21,347	19,816
5	JPMorgan Chase & Co.	3.964%	11/15/48	21,470	19,648

5 JPMorgan Chase & Co.	3.897%	1/23/49	27,400	24,860
5 JPMorgan Chase Bank NA	2.604%	2/1/21	17,775	17,619
5 JPMorgan Chase Bank NA	3.086%	4/26/21	28,500	28,420
KeyBank NA	2.500%	12/15/19	5,500	5,469
KeyBank NA	2.250%	3/16/20	3,030	2,988
KeyBank NA	3.350%	6/15/21	3,750	3,747
KeyBank NA	2.500%	11/22/21	3,569	3,467
KeyBank NA	2.400%	6/9/22	2,995	2,874
KeyBank NA	2.300%	9/14/22	9,850	9,412
KeyBank NA	3.375%	3/7/23	6,050	5,996
KeyBank NA	3.300%	6/1/25	7,726	7,424
KeyBank NA	3.400%	5/20/26	12,750	12,070
5 KeyBank NA	3.180%	10/15/27	3,225	3,171
KeyBank NA	6.950%	2/1/28	1,290	1,534
KeyCorp	2.900%	9/15/20	1,284	1,275
KeyCorp	5.100%	3/24/21	9,082	9,450
KeyCorp	4.100%	4/30/28	15,000	14,913
Lloyds Bank plc	2.700%	8/17/20	8,830	8,746
Lloyds Bank plc	6.375%	1/21/21	11,025	11,696
Lloyds Bank plc	3.300%	5/7/21	5,000	4,981
Lloyds Bank plc	3.500%	5/14/25	500	482
Lloyds Banking Group plc	3.100%	7/6/21	150	148
Lloyds Banking Group plc	3.000%	1/11/22	10,026	9,758
Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,562
5 Lloyds Banking Group plc	2.907%	11/7/23	16,400	15,641
Lloyds Banking Group plc	4.500%	11/4/24	13,001	12,833
Lloyds Banking Group plc	4.450%	5/8/25	7,000	6,982
Lloyds Banking Group plc	4.582%	12/10/25	37,055	36,162
Lloyds Banking Group plc	4.650%	3/24/26	10,582	10,383
Lloyds Banking Group plc	3.750%	1/11/27	7,482	7,002
Lloyds Banking Group plc	4.375%	3/22/28	30,950	30,179
Lloyds Banking Group plc	4.550%	8/16/28	22,000	21,700
5 Lloyds Banking Group plc	3.574%	11/7/28	16,400	14,984
Lloyds Banking Group plc	5.300%	12/1/45	2,539	2,550
Lloyds Banking Group plc	4.344%	1/9/48	16,550	14,324
M&T Bank Corp.	3.550%	7/26/23	7,200	7,154
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,950	14,756
Manufacturers & Traders Trust Co.	2.625%	1/25/21	2,000	1,966
Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,995	1,923
Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,576	8,166
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	21,733	21,457
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,950	6,941
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	30,240	29,096
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,100	24,195
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,303
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	23,365	23,206
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,250	3,049
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	13,836
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,250	31,549
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,325	8,463
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,600	29,596
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,400	23,806
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	14,850	14,583
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,000	11,880
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,400	2,377
Mizuho Financial Group Inc.	2.273%	9/13/21	300	288
Mizuho Financial Group Inc.	2.953%	2/28/22	500	487

	Mizuho Financial Group Inc.	2.601%	9/11/22	500	477
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,010
5	Mizuho Financial Group Inc.	3.922%	9/11/24	11,000	10,934
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,000	1,924
	Mizuho Financial Group Inc.	4.018%	3/5/28	18,425	18,203
5	Mizuho Financial Group Inc.	4.254%	9/11/29	15,000	14,928
	Morgan Stanley	5.500%	1/26/20	8,164	8,407
	Morgan Stanley	2.650%	1/27/20	23,022	22,877
	Morgan Stanley	2.800%	6/16/20	20,674	20,510
	Morgan Stanley	5.500%	7/24/20	3,842	3,986
	Morgan Stanley	5.750%	1/25/21	21,310	22,390
	Morgan Stanley	2.500%	4/21/21	5,164	5,041
	Morgan Stanley	5.500%	7/28/21	13,016	13,698
	Morgan Stanley	2.625%	11/17/21	46,617	45,323
	Morgan Stanley	2.750%	5/19/22	31,573	30,609
	Morgan Stanley	4.875%	11/1/22	22,488	23,260
	Morgan Stanley	3.125%	1/23/23	12,925	12,593
	Morgan Stanley	3.750%	2/25/23	66,485	66,470
	Morgan Stanley	4.100%	5/22/23	21,836	21,913
5	Morgan Stanley	3.737%	4/24/24	20,300	20,125
	Morgan Stanley	3.875%	4/29/24	38,313	38,141
	Morgan Stanley	3.700%	10/23/24	45,244	44,579
	Morgan Stanley	4.000%	7/23/25	43,783	43,437
	Morgan Stanley	5.000%	11/24/25	22,714	23,507
	Morgan Stanley	3.875%	1/27/26	39,341	38,629
	Morgan Stanley	3.125%	7/27/26	33,401	31,104
	Morgan Stanley	6.250%	8/9/26	11,727	13,150
	Morgan Stanley	4.350%	9/8/26	25,910	25,697
	Morgan Stanley	3.625%	1/20/27	33,590	32,147
	Morgan Stanley	3.950%	4/23/27	16,801	16,100
5	Morgan Stanley	3.591%	7/22/28	50,575	47,883
5	Morgan Stanley	3.772%	1/24/29	17,325	16,636
	Morgan Stanley	7.250%	4/1/32	7,677	9,756
5	Morgan Stanley	3.971%	7/22/38	21,157	19,804
5	Morgan Stanley	4.457%	4/22/39	20,750	20,589
	Morgan Stanley	6.375%	7/24/42	33,712	42,046
	Morgan Stanley	4.300%	1/27/45	36,338	35,020
	Morgan Stanley	4.375%	1/22/47	12,300	11,983
	MUFG Americas Holdings Corp.	2.250%	2/10/20	11,875	11,722
	MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	16,578
	MUFG Americas Holdings Corp.	3.000%	2/10/25	7,500	7,122
10	MUFG Bank Ltd.	2.300%	3/5/20	100	99
	National Australia Bank Ltd.	2.125%	5/22/20	26,200	25,768
	National Australia Bank Ltd.	2.625%	1/14/21	8,647	8,506
	National Australia Bank Ltd.	1.875%	7/12/21	9,554	9,133
	National Australia Bank Ltd.	3.375%	9/20/21	20,000	19,875
	National Australia Bank Ltd.	2.800%	1/10/22	6,004	5,852
	National Australia Bank Ltd.	2.500%	5/22/22	18,174	17,446
	National Australia Bank Ltd.	3.000%	1/20/23	850	825
	National Australia Bank Ltd.	2.875%	4/12/23	750	722
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	11,925
	National Australia Bank Ltd.	3.375%	1/14/26	6,752	6,482
	National Australia Bank Ltd.	2.500%	7/12/26	20,034	18,000
	National Bank of Canada	2.150%	6/12/20	11,000	10,752
	National Bank of Canada	2.200%	11/2/20	10,535	10,230
10	Nordea Bank AB	2.500%	9/17/20	60	59
	Northern Trust Corp.	3.450%	11/4/20	7,820	7,868

Northern Trust Corp.	3.375%	8/23/21	2,043	2,049
Northern Trust Corp.	2.375%	8/2/22	6,300	6,062
Northern Trust Corp.	3.950%	10/30/25	8,975	9,072
Northern Trust Corp.	3.650%	8/3/28	4,500	4,458
5 Northern Trust Corp.	3.375%	5/8/32	3,850	3,585
People's United Bank NA	4.000%	7/15/24	3,850	3,804
People's United Financial Inc.	3.650%	12/6/22	6,175	6,124
PNC Bank NA	2.400%	10/18/19	22,568	22,483
PNC Bank NA	2.000%	5/19/20	4,720	4,636
PNC Bank NA	2.300%	6/1/20	11,136	10,984
PNC Bank NA	2.600%	7/21/20	5,720	5,657
PNC Bank NA	2.450%	11/5/20	11,299	11,108
PNC Bank NA	2.150%	4/29/21	22,150	21,515
PNC Bank NA	2.550%	12/9/21	6,050	5,894
PNC Bank NA	2.625%	2/17/22	20,150	19,615
PNC Bank NA	2.700%	11/1/22	9,584	9,226
PNC Bank NA	2.950%	1/30/23	10,077	9,732
PNC Bank NA	3.800%	7/25/23	15,775	15,758
PNC Bank NA	3.300%	10/30/24	5,770	5,631
PNC Bank NA	2.950%	2/23/25	9,400	8,969
PNC Bank NA	3.250%	6/1/25	8,525	8,254
PNC Bank NA	3.100%	10/25/27	7,900	7,436
PNC Bank NA	3.250%	1/22/28	9,500	9,062
PNC Bank NA	4.050%	7/26/28	5,750	5,771
PNC Financial Services Group Inc.	2.854%	11/9/22	15,450	14,948
PNC Financial Services Group Inc.	3.900%	4/29/24	20,706	20,567
PNC Financial Services Group Inc.	3.150%	5/19/27	10,250	9,688
PNC Funding Corp.	5.125%	2/8/20	11,743	12,047
PNC Funding Corp.	4.375%	8/11/20	19,240	19,623
PNC Funding Corp.	3.300%	3/8/22	10,784	10,732
Regions Bank	2.750%	4/1/21	4,550	4,465
Regions Bank	6.450%	6/26/37	3,371	3,921
5 Regions Bank/Birmingham AL	3.374%	8/13/21	5,500	5,486
Regions Financial Corp.	3.200%	2/8/21	2,986	2,964
Regions Financial Corp.	2.750%	8/14/22	5,229	5,032
Regions Financial Corp.	3.800%	8/14/23	10,725	10,656
Regions Financial Corp.	7.375%	12/10/37	3,730	4,762
Royal Bank of Canada	2.125%	3/2/20	25,650	25,329
Royal Bank of Canada	2.150%	3/6/20	550	543
Royal Bank of Canada	2.150%	10/26/20	12,444	12,179
Royal Bank of Canada	2.350%	10/30/20	22,474	22,109
Royal Bank of Canada	2.500%	1/19/21	18,542	18,239
Royal Bank of Canada	3.200%	4/30/21	16,800	16,757
Royal Bank of Canada	2.750%	2/1/22	21,761	21,328
Royal Bank of Canada	4.650%	1/27/26	10,918	11,146
Royal Bank of Scotland Group plc	6.400%	10/21/19	100	103
Royal Bank of Scotland Group plc	6.125%	12/15/22	5,300	5,536
5 Royal Bank of Scotland Group plc	3.498%	5/15/23	13,700	13,275
Royal Bank of Scotland Group plc	6.100%	6/10/23	10,000	10,426
Royal Bank of Scotland Group plc	3.875%	9/12/23	37,849	36,735
Royal Bank of Scotland Group plc	6.000%	12/19/23	7,500	7,803
Royal Bank of Scotland Group plc	5.125%	5/28/24	24,830	24,815
5 Royal Bank of Scotland Group plc	4.519%	6/25/24	20,000	19,993
Royal Bank of Scotland Group plc	4.800%	4/5/26	4,731	4,724
5 Royal Bank of Scotland Group plc	4.892%	5/18/29	25,600	25,318
5 Royal Bank of Scotland Group plc	5.076%	1/27/30	39,700	39,741
Santander Holdings USA Inc.	2.650%	4/17/20	7,432	7,353

	Santander Holdings USA Inc.	3.700%	3/28/22	21,590	21,280
	Santander Holdings USA Inc.	3.400%	1/18/23	12,900	12,431
	Santander Holdings USA Inc.	4.500%	7/17/25	9,425	9,282
	Santander Holdings USA Inc.	4.400%	7/13/27	11,525	11,003
	Santander UK Group Holdings plc	2.875%	10/16/20	15,220	15,033
	Santander UK Group Holdings plc	3.125%	1/8/21	18,025	17,773
	Santander UK Group Holdings plc	2.875%	8/5/21	11,449	11,144
	Santander UK Group Holdings plc	3.571%	1/10/23	7,551	7,336
5	Santander UK Group Holdings plc	3.823%	11/3/28	7,073	6,493
	Santander UK plc	2.375%	3/16/20	3,791	3,743
	Santander UK plc	3.400%	6/1/21	15,000	14,942
	Santander UK plc	4.000%	3/13/24	17,980	18,027
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,500	5,419
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,895	11,654
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	29,980
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,150	7,942
	State Street Corp.	4.375%	3/7/21	1,015	1,043
	State Street Corp.	1.950%	5/19/21	7,285	7,044
5	State Street Corp.	2.653%	5/15/23	5,850	5,666
	State Street Corp.	3.100%	5/15/23	9,208	9,004
	State Street Corp.	3.700%	11/20/23	6,964	7,007
	State Street Corp.	3.300%	12/16/24	10,950	10,765
	State Street Corp.	3.550%	8/18/25	18,516	18,355
	State Street Corp.	2.650%	5/19/26	7,665	7,098
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	14,200	14,064
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	16,570	16,446
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	18,200	18,042
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,850	4,776
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,700	3,629
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,837	5,735
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	533
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,043
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	9,879
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	6,817
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,015
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,488	7,382
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,975	5,726
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,350
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,144	9,874
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	25,408	24,571
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,419
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	14,935
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	9,801
10	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	50
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,568	12,265
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	40,394	36,416
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	6,550	6,050
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,505	9,960
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,308	19,180
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,350	14,611
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25,000	24,625
	SunTrust Bank	2.250%	1/31/20	14,375	14,210
5	SunTrust Bank	2.590%	1/29/21	8,000	7,921
	SunTrust Bank	3.000%	2/2/23	5,466	5,328
	SunTrust Bank	2.750%	5/1/23	6,225	6,012
	SunTrust Bank	3.300%	5/15/26	7,025	6,619
5	SunTrust Bank	3.502%	8/2/22	8,500	8,471

5	SunTrust Bank	3.689%	8/2/24	11,500	11,401
	SunTrust Banks Inc.	2.900%	3/3/21	5,957	5,879
	SunTrust Banks Inc.	2.700%	1/27/22	13,119	12,750
	SunTrust Banks Inc.	4.000%	5/1/25	6,000	6,016
	SVB Financial Group	3.500%	1/29/25	4,475	4,328
	Svenska Handelsbanken AB	2.400%	10/1/20	5,300	5,202
	Svenska Handelsbanken AB	2.450%	3/30/21	9,407	9,192
	Svenska Handelsbanken AB	3.350%	5/24/21	21,050	20,990
	Svenska Handelsbanken AB	1.875%	9/7/21	8,753	8,371
	Synchrony Bank	3.650%	5/24/21	18,000	17,851
	Synchrony Bank	3.000%	6/15/22	4,307	4,129
	Synchrony Financial	2.700%	2/3/20	7,595	7,507
	Synchrony Financial	3.750%	8/15/21	6,388	6,340
	Synchrony Financial	4.250%	8/15/24	29,871	28,837
	Synchrony Financial	4.500%	7/23/25	16,924	16,313
	Synchrony Financial	3.700%	8/4/26	9,010	8,136
	Synchrony Financial	3.950%	12/1/27	11,225	10,171
	Synovus Financial Corp.	3.125%	11/1/22	3,257	3,122
	Toronto-Dominion Bank	2.250%	11/5/19	28,047	27,851
	Toronto-Dominion Bank	3.000%	6/11/20	4,550	4,541
	Toronto-Dominion Bank	3.150%	9/17/20	10,000	10,025
	Toronto-Dominion Bank	2.500%	12/14/20	12,541	12,329
	Toronto-Dominion Bank	2.550%	1/25/21	30,700	30,202
	Toronto-Dominion Bank	2.125%	4/7/21	20,937	20,361
	Toronto-Dominion Bank	3.250%	6/11/21	6,000	5,995
	Toronto-Dominion Bank	1.800%	7/13/21	16,432	15,806
	Toronto-Dominion Bank	3.500%	7/19/23	5,200	5,199
5	Toronto-Dominion Bank	3.625%	9/15/31	6,340	5,939
	UBS AG	2.350%	3/26/20	4,640	4,575
	UBS AG	4.875%	8/4/20	2,510	2,576
10	UBS AG	2.450%	12/1/20	22,580	22,083
10	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	160	158
	US Bancorp	2.350%	1/29/21	8,684	8,518
	US Bancorp	4.125%	5/24/21	7,382	7,537
	US Bancorp	2.625%	1/24/22	17,864	17,463
	US Bancorp	3.000%	3/15/22	2,254	2,227
	US Bancorp	2.950%	7/15/22	17,278	16,862
	US Bancorp	3.700%	1/30/24	2,880	2,897
	US Bancorp	3.600%	9/11/24	2,605	2,580
	US Bancorp	3.100%	4/27/26	6,295	5,954
	US Bancorp	2.375%	7/22/26	7,500	6,791
	US Bancorp	3.150%	4/27/27	17,025	16,253
	US Bancorp	3.900%	4/26/28	11,750	11,858
	US Bank NA	2.125%	10/28/19	14,250	14,153
	US Bank NA	2.350%	1/23/20	3,000	2,975
	US Bank NA	2.000%	1/24/20	14,900	14,710
	US Bank NA	2.050%	10/23/20	9,550	9,333
5	US Bank NA	3.104%	5/21/21	500	499
	US Bank NA	2.850%	1/23/23	8,375	8,151
	US Bank NA	2.800%	1/27/25	20,529	19,491
	US Bank NA/Cincinnati OH	3.050%	7/24/20	8,000	7,976
	US Bank NA/Cincinnati OH	3.400%	7/24/23	8,475	8,436
	Wachovia Corp.	6.605%	10/1/25	3,175	3,529
	Wachovia Corp.	5.500%	8/1/35	13,477	14,545
	Wachovia Corp.	6.550%	10/15/35	7,625	9,099
	Wells Fargo & Co.	2.150%	1/30/20	6,744	6,665
	Wells Fargo & Co.	2.600%	7/22/20	32,961	32,604

Wells Fargo & Co.	2.550%	12/7/20	22,241	21,897
Wells Fargo & Co.	3.000%	1/22/21	15,420	15,294
Wells Fargo & Co.	2.500%	3/4/21	33,235	32,537
Wells Fargo & Co.	4.600%	4/1/21	20,877	21,472
Wells Fargo & Co.	2.100%	7/26/21	58,676	56,519
Wells Fargo & Co.	3.500%	3/8/22	23,915	23,880
Wells Fargo & Co.	2.625%	7/22/22	44,300	42,752
Wells Fargo & Co.	3.069%	1/24/23	40,005	38,983
Wells Fargo & Co.	3.450%	2/13/23	20,348	19,923
Wells Fargo & Co.	4.125%	8/15/23	14,764	14,952
Wells Fargo & Co.	4.480%	1/16/24	11,285	11,543
Wells Fargo & Co.	3.300%	9/9/24	24,331	23,532
Wells Fargo & Co.	3.000%	2/19/25	19,949	18,895
Wells Fargo & Co.	3.550%	9/29/25	26,295	25,621
Wells Fargo & Co.	3.000%	4/22/26	29,322	27,183
Wells Fargo & Co.	4.100%	6/3/26	41,631	41,027
Wells Fargo & Co.	3.000%	10/23/26	35,170	32,574
Wells Fargo & Co.	4.300%	7/22/27	23,005	22,931
5 Wells Fargo & Co.	3.584%	5/22/28	30,950	29,679
Wells Fargo & Co.	5.375%	2/7/35	13,219	14,797
Wells Fargo & Co.	5.375%	11/2/43	33,388	35,778
Wells Fargo & Co.	5.606%	1/15/44	6,699	7,445
Wells Fargo & Co.	4.650%	11/4/44	15,990	15,665
Wells Fargo & Co.	3.900%	5/1/45	25,425	23,605
Wells Fargo & Co.	4.900%	11/17/45	28,332	28,727
Wells Fargo & Co.	4.400%	6/14/46	15,827	14,845
Wells Fargo & Co.	4.750%	12/7/46	8,450	8,388
Wells Fargo Bank NA	2.150%	12/6/19	25,750	25,551
Wells Fargo Bank NA	2.400%	1/15/20	20,000	19,842
Wells Fargo Bank NA	2.600%	1/15/21	15,000	14,738
5 Wells Fargo Bank NA	3.325%	7/23/21	13,775	13,757
Wells Fargo Bank NA	3.550%	8/14/23	12,000	11,928
Wells Fargo Bank NA	5.950%	8/26/36	11,453	13,314
Wells Fargo Bank NA	5.850%	2/1/37	14,729	16,938
Wells Fargo Bank NA	6.600%	1/15/38	10,694	13,366
5 Wells Fargo Capital X	5.950%	12/1/86	4,717	5,035
Westpac Banking Corp.	4.875%	11/19/19	17,454	17,816
Westpac Banking Corp.	2.150%	3/6/20	23,325	22,998
Westpac Banking Corp.	3.050%	5/15/20	4,525	4,503
Westpac Banking Corp.	2.300%	5/26/20	13,100	12,907
Westpac Banking Corp.	2.600%	11/23/20	21,525	21,184
Westpac Banking Corp.	2.650%	1/25/21	3,816	3,752
Westpac Banking Corp.	2.100%	5/13/21	39,250	37,981
Westpac Banking Corp.	2.000%	8/19/21	16,200	15,547
Westpac Banking Corp.	2.800%	1/11/22	14,900	14,532
Westpac Banking Corp.	2.500%	6/28/22	25,000	24,015
Westpac Banking Corp.	2.750%	1/11/23	7,700	7,432
Westpac Banking Corp.	3.650%	5/15/23	5,500	5,489
Westpac Banking Corp.	2.850%	5/13/26	23,225	21,423
Westpac Banking Corp.	2.700%	8/19/26	18,675	16,984
Westpac Banking Corp.	3.350%	3/8/27	16,125	15,332
5 Westpac Banking Corp.	4.322%	11/23/31	29,000	27,857
ZB NA	3.500%	8/27/21	11,500	11,434

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	8,612
Affiliated Managers Group Inc.	3.500%	8/1/25	8,400	8,052

	Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,060
	Ameriprise Financial Inc.	4.000%	10/15/23	10,763	10,892
	Ameriprise Financial Inc.	3.700%	10/15/24	5,912	5,863
	Ameriprise Financial Inc.	2.875%	9/15/26	100	92
10	Apollo Management Holdings LP	4.400%	5/27/26	150	148
	BGC Partners Inc.	5.375%	12/9/19	412	419
	BGC Partners Inc.	5.125%	5/27/21	2,625	2,687
	BlackRock Inc.	5.000%	12/10/19	7,923	8,090
	BlackRock Inc.	4.250%	5/24/21	6,540	6,694
	BlackRock Inc.	3.375%	6/1/22	12,035	12,031
	BlackRock Inc.	3.500%	3/18/24	17,225	17,220
	BlackRock Inc.	3.200%	3/15/27	500	480
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	5,656
	Brookfield Finance Inc.	4.250%	6/2/26	2,200	2,171
	Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,868
	Brookfield Finance Inc.	4.700%	9/20/47	9,650	9,312
	Brookfield Finance LLC	4.000%	4/1/24	7,625	7,564
	CBOE Global Markets Inc.	3.650%	1/12/27	6,626	6,349
	Charles Schwab Corp.	4.450%	7/22/20	10,850	11,084
	Charles Schwab Corp.	3.225%	9/1/22	3,955	3,913
	Charles Schwab Corp.	2.650%	1/25/23	5,325	5,148
	Charles Schwab Corp.	3.850%	5/21/25	3,000	3,022
	Charles Schwab Corp.	3.450%	2/13/26	3,445	3,374
	Charles Schwab Corp.	3.200%	3/2/27	12,300	11,701
	Charles Schwab Corp.	3.200%	1/25/28	5,325	5,039
	CME Group Inc.	3.000%	9/15/22	7,887	7,775
	CME Group Inc.	3.000%	3/15/25	5,879	5,663
	CME Group Inc.	5.300%	9/15/43	8,074	9,305
	CME Group Inc.	4.150%	6/15/48	7,475	7,391
	E*TRADE Financial Corp.	2.950%	8/24/22	365	353
	E*TRADE Financial Corp.	3.800%	8/24/27	6,150	5,848
	E*TRADE Financial Corp.	4.500%	6/20/28	2,760	2,761
	Eaton Vance Corp.	3.625%	6/15/23	3,350	3,307
	Eaton Vance Corp.	3.500%	4/6/27	4,530	4,376
	Franklin Resources Inc.	2.800%	9/15/22	10,550	10,243
	Franklin Resources Inc.	2.850%	3/30/25	1,985	1,875
	Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,799
	Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,476
	Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,077
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	12,991
	Intercontinental Exchange Inc.	3.100%	9/15/27	2,246	2,124
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,850	4,789
	Intercontinental Exchange Inc.	4.250%	9/21/48	8,950	8,804
	Invesco Finance plc	3.125%	11/30/22	7,092	6,950
	Invesco Finance plc	4.000%	1/30/24	13,849	13,878
	Invesco Finance plc	3.750%	1/15/26	2,129	2,085
	Invesco Finance plc	5.375%	11/30/43	11,762	12,984
	Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,021
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,650	8,916
	Jefferies Group LLC	6.875%	4/15/21	12,272	13,148
	Jefferies Group LLC	5.125%	1/20/23	1,580	1,628
	Jefferies Group LLC	4.850%	1/15/27	14,027	13,788
	Jefferies Group LLC	6.450%	6/8/27	475	511
	Jefferies Group LLC	6.250%	1/15/36	3,575	3,591
	Jefferies Group LLC	6.500%	1/20/43	4,075	4,182
	Jefferies Group LLC / Jefferies Group
	Capital Finance Inc.	4.150%	1/23/30	12,825	11,517

Lazard Group LLC	3.750%	2/13/25	615	593
Lazard Group LLC	3.625%	3/1/27	5,620	5,243
Lazard Group LLC	4.500%	9/19/28	4,800	4,715
Legg Mason Inc.	3.950%	7/15/24	1,775	1,747
Legg Mason Inc.	4.750%	3/15/26	3,375	3,438
Legg Mason Inc.	5.625%	1/15/44	7,170	7,245
Nasdaq Inc.	5.550%	1/15/20	10,175	10,479
Nasdaq Inc.	3.850%	6/30/26	5,414	5,222
Nomura Holdings Inc.	6.700%	3/4/20	7,830	8,169
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,487
Raymond James Financial Inc.	4.950%	7/15/46	14,395	14,597
Stifel Financial Corp.	4.250%	7/18/24	10,125	10,112
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,250	2,314
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,080	16,743
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,975	5,874
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,217	5,956

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	12,167	12,289
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	10,836	11,039
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	11,138	11,319
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	16,905	17,391
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	13,977	13,942
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	2,900	2,846
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	6,739	6,865
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	5,085	4,888
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	1/15/25	200	188
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	6,900	6,822
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	8,506	7,762
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	8,750	8,116
Air Lease Corp.	2.125%	1/15/20	2,850	2,799
Air Lease Corp.	4.750%	3/1/20	10,700	10,870
Air Lease Corp.	2.500%	3/1/21	6,497	6,325
Air Lease Corp.	3.875%	4/1/21	4,415	4,436
Air Lease Corp.	3.375%	6/1/21	630	626
Air Lease Corp.	3.500%	1/15/22	1,500	1,490
Air Lease Corp.	3.750%	2/1/22	4,525	4,513
Air Lease Corp.	2.625%	7/1/22	6,688	6,403
Air Lease Corp.	2.750%	1/15/23	4,625	4,387
Air Lease Corp.	3.875%	7/3/23	22,325	22,018
Air Lease Corp.	3.000%	9/15/23	628	596
Air Lease Corp.	4.250%	9/15/24	1,152	1,146
Air Lease Corp.	3.250%	3/1/25	10,680	9,941
Air Lease Corp.	3.625%	4/1/27	4,325	3,993
Air Lease Corp.	3.625%	12/1/27	3,250	2,980

Air Lease Corp.	4.625%	10/1/28	5,800	5,711
Aircastle Ltd.	4.400%	9/25/23	7,125	7,089
Ares Capital Corp.	3.875%	1/15/20	1,700	1,701
Ares Capital Corp.	3.500%	2/10/23	16,835	16,088
Ares Capital Corp.	4.250%	3/1/25	6,780	6,503
FS Investment Corp.	4.750%	5/15/22	1,709	1,680
GATX Corp.	4.850%	6/1/21	100	103
GATX Corp.	3.250%	3/30/25	4,970	4,676
GATX Corp.	3.250%	9/15/26	3,100	2,835
GATX Corp.	3.850%	3/30/27	8,350	7,928
GATX Corp.	3.500%	3/15/28	5,575	5,116
GATX Corp.	4.550%	11/7/28	8,900	8,883
GATX Corp.	5.200%	3/15/44	875	902
GATX Corp.	4.500%	3/30/45	1,952	1,794
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	94,636	92,258
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	21,849	20,793
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	121,718	114,481
International Lease Finance Corp.	8.250%	12/15/20	13,798	15,060
International Lease Finance Corp.	4.625%	4/15/21	5,795	5,913
International Lease Finance Corp.	8.625%	1/15/22	6,510	7,405
International Lease Finance Corp.	5.875%	8/15/22	9,634	10,200
Prospect Capital Corp.	5.875%	3/15/23	1,610	1,640

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	1,529	2,125
AEGON Funding Co. LLC	5.750%	12/15/20	9,350	9,797
5 Aegon NV	5.500%	4/11/48	7,800	7,517
Aetna Inc.	4.125%	6/1/21	389	395
Aetna Inc.	2.750%	11/15/22	9,750	9,389
Aetna Inc.	2.800%	6/15/23	13,025	12,481
Aetna Inc.	3.500%	11/15/24	11,643	11,333
Aetna Inc.	6.625%	6/15/36	8,456	10,259
Aetna Inc.	6.750%	12/15/37	3,327	4,178
Aetna Inc.	4.500%	5/15/42	4,042	3,905
Aetna Inc.	4.125%	11/15/42	2,253	2,055
Aetna Inc.	4.750%	3/15/44	3,575	3,529
Aetna Inc.	3.875%	8/15/47	12,600	11,151
Aflac Inc.	2.400%	3/16/20	13,356	13,219
Aflac Inc.	4.000%	2/15/22	1,150	1,166
Aflac Inc.	3.625%	6/15/23	8,610	8,595
Aflac Inc.	3.625%	11/15/24	8,215	8,171
Aflac Inc.	3.250%	3/17/25	5,547	5,357
Aflac Inc.	2.875%	10/15/26	1,000	931
Aflac Inc.	4.000%	10/15/46	4,450	4,114
Alleghany Corp.	5.625%	9/15/20	3,425	3,562
Alleghany Corp.	4.950%	6/27/22	2,295	2,389
Alleghany Corp.	4.900%	9/15/44	8,027	7,935
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,070
Allstate Corp.	3.150%	6/15/23	9,975	9,784
Allstate Corp.	3.280%	12/15/26	5,200	4,981
Allstate Corp.	5.350%	6/1/33	1,579	1,752
Allstate Corp.	5.550%	5/9/35	2,906	3,293
Allstate Corp.	5.950%	4/1/36	28	33
Allstate Corp.	4.500%	6/15/43	7,687	7,813

Allstate Corp.	4.200%	12/15/46	7,295	7,108
5 Allstate Corp.	5.750%	8/15/53	7,715	7,985
5 Allstate Corp.	6.500%	5/15/67	4,240	4,696
Alterra Finance LLC	6.250%	9/30/20	985	1,028
American Financial Group Inc.	3.500%	8/15/26	2,700	2,517
American Financial Group Inc.	4.500%	6/15/47	7,015	6,544
American International Group Inc.	3.375%	8/15/20	10,575	10,573
American International Group Inc.	6.400%	12/15/20	28,088	29,840
American International Group Inc.	3.300%	3/1/21	1,725	1,716
American International Group Inc.	4.875%	6/1/22	15,983	16,617
American International Group Inc.	4.125%	2/15/24	14,640	14,668
American International Group Inc.	3.750%	7/10/25	960	930
American International Group Inc.	3.900%	4/1/26	9,610	9,388
American International Group Inc.	4.200%	4/1/28	10,550	10,460
American International Group Inc.	3.875%	1/15/35	10,557	9,484
American International Group Inc.	4.700%	7/10/35	5,345	5,273
American International Group Inc.	6.250%	5/1/36	11,923	13,670
American International Group Inc.	4.500%	7/16/44	22,063	20,913
American International Group Inc.	4.800%	7/10/45	4,415	4,356
American International Group Inc.	4.750%	4/1/48	14,800	14,485
5 American International Group Inc.	5.750%	4/1/48	8,522	8,343
American International Group Inc.	4.375%	1/15/55	10,780	9,357
5 American International Group Inc.	8.175%	5/15/68	4,725	5,894
Anthem Inc.	4.350%	8/15/20	6,925	7,054
Anthem Inc.	2.500%	11/21/20	2,650	2,610
Anthem Inc.	3.700%	8/15/21	6,874	6,915
Anthem Inc.	3.125%	5/15/22	11,940	11,758
Anthem Inc.	2.950%	12/1/22	7,725	7,510
Anthem Inc.	3.300%	1/15/23	11,747	11,555
Anthem Inc.	3.500%	8/15/24	6,709	6,547
Anthem Inc.	3.350%	12/1/24	8,840	8,573
Anthem Inc.	3.650%	12/1/27	19,395	18,456
Anthem Inc.	4.101%	3/1/28	30,750	30,305
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	3,260	3,647
Anthem Inc.	6.375%	6/15/37	4,000	4,663
Anthem Inc.	4.625%	5/15/42	13,062	12,741
Anthem Inc.	4.650%	1/15/43	12,831	12,646
Anthem Inc.	5.100%	1/15/44	5,405	5,592
Anthem Inc.	4.650%	8/15/44	1,265	1,246
Anthem Inc.	4.375%	12/1/47	15,560	14,694
Anthem Inc.	4.550%	3/1/48	2,545	2,466
Anthem Inc.	4.850%	8/15/54	3,650	3,390
Aon Corp.	5.000%	9/30/20	6,235	6,422
Aon Corp.	8.205%	1/1/27	469	570
Aon Corp.	6.250%	9/30/40	4,475	5,317
Aon plc	2.800%	3/15/21	13,515	13,258
Aon plc	3.500%	6/14/24	6,500	6,332
Aon plc	3.875%	12/15/25	9,974	9,832
Aon plc	4.600%	6/14/44	9,042	8,741
Aon plc	4.750%	5/15/45	1,702	1,704
Arch Capital Finance LLC	4.011%	12/15/26	10,220	10,070
Arch Capital Finance LLC	5.031%	12/15/46	7,357	7,711
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	5,722
Arch Capital Group US Inc.	5.144%	11/1/43	940	987
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,091
Assurant Inc.	4.000%	3/15/23	8,175	8,104

	Assurant Inc.	4.200%	9/27/23	2,120	2,109
	Assurant Inc.	4.900%	3/27/28	3,200	3,189
	Assurant Inc.	6.750%	2/15/34	6,650	7,609
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,173	1,206
	Athene Holding Ltd.	4.125%	1/12/28	11,850	11,101
10	AXA Equitable Holdings Inc.	3.900%	4/20/23	3,350	3,312
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	52,715	50,978
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	20,410	19,045
	AXA Financial Inc.	7.000%	4/1/28	4,150	4,657
	AXA SA	8.600%	12/15/30	13,421	17,527
	AXIS Specialty Finance LLC	5.875%	6/1/20	13,850	14,342
	AXIS Specialty Finance plc	4.000%	12/6/27	14,850	14,035
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	13,697	13,672
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,402	3,486
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	21,835	21,667
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,090	9,702
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	5,675	5,742
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	7,775	7,810
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	34,000	33,780
	Berkshire Hathaway Inc.	2.200%	3/15/21	5,716	5,594
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,952	3,007
	Berkshire Hathaway Inc.	3.400%	1/31/22	1,555	1,564
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,806	3,767
	Berkshire Hathaway Inc.	2.750%	3/15/23	27,148	26,429
	Berkshire Hathaway Inc.	3.125%	3/15/26	37,416	35,993
	Berkshire Hathaway Inc.	4.500%	2/11/43	10,179	10,549
	Brighthouse Financial Inc.	3.700%	6/22/27	16,335	14,450
	Brighthouse Financial Inc.	4.700%	6/22/47	9,300	7,677
	Brown & Brown Inc.	4.200%	9/15/24	5,390	5,327
	Chubb Corp.	6.000%	5/11/37	4,545	5,469
	Chubb Corp.	6.500%	5/15/38	2,141	2,728
	Chubb INA Holdings Inc.	2.300%	11/3/20	7,487	7,349
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,166	20,637
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	11,994
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,399	5,300
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,826	8,533
	Chubb INA Holdings Inc.	3.350%	5/3/26	16,290	15,828
	Chubb INA Holdings Inc.	6.700%	5/15/36	490	625
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	4,841
	Chubb INA Holdings Inc.	4.350%	11/3/45	21,325	21,662
	Cigna Corp.	5.125%	6/15/20	3,064	3,156
	Cigna Corp.	4.375%	12/15/20	8,571	8,720
	Cigna Corp.	4.500%	3/15/21	1,050	1,074
	Cigna Corp.	4.000%	2/15/22	7,915	7,983
	Cigna Corp.	3.250%	4/15/25	6,875	6,492
	Cigna Corp.	7.875%	5/15/27	985	1,214
	Cigna Corp.	3.050%	10/15/27	16,950	15,290
	Cigna Corp.	5.375%	2/15/42	3,146	3,288
	Cigna Corp.	3.875%	10/15/47	9,650	8,289
	Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,055
	Cincinnati Financial Corp.	6.125%	11/1/34	1,870	2,168
	CNA Financial Corp.	5.875%	8/15/20	5,820	6,066
	CNA Financial Corp.	5.750%	8/15/21	4,118	4,344
	CNA Financial Corp.	3.950%	5/15/24	3,410	3,392
	CNA Financial Corp.	4.500%	3/1/26	1,850	1,869
	CNA Financial Corp.	3.450%	8/15/27	6,360	5,885
	Coventry Health Care Inc.	5.450%	6/15/21	9,645	10,102

	Enstar Group Ltd.	4.500%	3/10/22	2,382	2,382
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,421
10	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,575	5,500
	Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,551
	First American Financial Corp.	4.600%	11/15/24	5,050	5,054
10	Halfmoon Parent Inc.	4.125%	11/15/25	14,932	14,894
10	Halfmoon Parent Inc.	4.375%	10/15/28	26,950	26,800
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	4,942
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,173	7,502
	Hartford Financial Services Group Inc.	5.950%	10/15/36	3,645	4,171
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,171	6,053
	Hartford Financial Services Group Inc.	4.300%	4/15/43	6,290	5,952
	Humana Inc.	2.625%	10/1/19	5,100	5,064
	Humana Inc.	3.150%	12/1/22	6,360	6,208
	Humana Inc.	2.900%	12/15/22	7,370	7,142
	Humana Inc.	3.850%	10/1/24	9,048	8,946
	Humana Inc.	3.950%	3/15/27	7,750	7,600
	Humana Inc.	4.625%	12/1/42	6,703	6,583
	Humana Inc.	4.950%	10/1/44	5,808	6,016
	Humana Inc.	4.800%	3/15/47	1,550	1,579
	Kemper Corp.	4.350%	2/15/25	1,850	1,814
	Lincoln National Corp.	6.250%	2/15/20	1,268	1,315
	Lincoln National Corp.	4.200%	3/15/22	5,615	5,699
	Lincoln National Corp.	4.000%	9/1/23	6,505	6,567
	Lincoln National Corp.	3.350%	3/9/25	3,197	3,062
	Lincoln National Corp.	3.625%	12/12/26	4,165	3,974
	Lincoln National Corp.	3.800%	3/1/28	10,250	9,892
	Lincoln National Corp.	6.150%	4/7/36	3,581	4,053
	Lincoln National Corp.	6.300%	10/9/37	3,593	4,167
	Lincoln National Corp.	7.000%	6/15/40	3,075	3,855
	Loews Corp.	2.625%	5/15/23	10,875	10,407
	Loews Corp.	3.750%	4/1/26	110	109
	Loews Corp.	6.000%	2/1/35	643	733
	Loews Corp.	4.125%	5/15/43	11,562	10,790
	Manulife Financial Corp.	4.900%	9/17/20	13,034	13,423
	Manulife Financial Corp.	4.150%	3/4/26	6,916	6,932
5	Manulife Financial Corp.	4.061%	2/24/32	8,285	7,875
	Manulife Financial Corp.	5.375%	3/4/46	8,317	9,339
	Markel Corp.	4.900%	7/1/22	700	714
	Markel Corp.	3.500%	11/1/27	4,375	4,075
	Markel Corp.	5.000%	4/5/46	5,653	5,764
	Markel Corp.	4.300%	11/1/47	4,000	3,637
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,425	6,336
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,099	2,161
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,390	7,184
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,110
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	14,400	14,107
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,895	15,453
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,255	4,167
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,191
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	4,930	4,728
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	10,875	10,252
	Mercury General Corp.	4.400%	3/15/27	4,110	3,952
	MetLife Inc.	4.750%	2/8/21	9,530	9,815
	MetLife Inc.	3.048%	12/15/22	6,250	6,124
	MetLife Inc.	4.368%	9/15/23	5,435	5,622
	MetLife Inc.	3.600%	4/10/24	13,920	13,945

MetLife Inc.	3.000%	3/1/25	10,675	10,161
MetLife Inc.	3.600%	11/13/25	11,900	11,684
MetLife Inc.	6.500%	12/15/32	3,380	4,146
MetLife Inc.	6.375%	6/15/34	2,248	2,707
MetLife Inc.	5.700%	6/15/35	11,143	12,715
MetLife Inc.	5.875%	2/6/41	13,643	16,055
MetLife Inc.	4.125%	8/13/42	10,009	9,477
MetLife Inc.	4.875%	11/13/43	5,672	5,946
MetLife Inc.	4.721%	12/15/44	5,875	6,056
MetLife Inc.	4.050%	3/1/45	9,000	8,404
MetLife Inc.	4.600%	5/13/46	5,745	5,736
5 MetLife Inc.	6.400%	12/15/66	20,035	21,237
5 MetLife Inc.	10.750%	8/1/69	685	1,049
Munich Re America Corp.	7.450%	12/15/26	2,350	2,835
5 Nationwide Financial Services Inc.	6.750%	5/15/87	275	300
Old Republic International Corp.	4.875%	10/1/24	6,280	6,448
Old Republic International Corp.	3.875%	8/26/26	12,618	12,031
PartnerRe Finance B LLC	5.500%	6/1/20	13,654	14,041
Primerica Inc.	4.750%	7/15/22	1,900	1,959
Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,834
Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,555
Principal Financial Group Inc.	3.400%	5/15/25	5,353	5,170
Principal Financial Group Inc.	3.100%	11/15/26	4,852	4,480
Principal Financial Group Inc.	4.625%	9/15/42	1,730	1,711
Principal Financial Group Inc.	4.350%	5/15/43	1,043	987
Principal Financial Group Inc.	4.300%	11/15/46	7,220	6,902
5 Principal Financial Group Inc.	4.700%	5/15/55	3,250	3,258
Progressive Corp.	3.750%	8/23/21	10,283	10,357
Progressive Corp.	2.450%	1/15/27	2,060	1,863
Progressive Corp.	6.625%	3/1/29	4,820	5,755
Progressive Corp.	6.250%	12/1/32	325	392
Progressive Corp.	4.350%	4/25/44	3,660	3,610
Progressive Corp.	4.125%	4/15/47	16,725	16,273
Progressive Corp.	4.200%	3/15/48	7,050	6,959
Protective Life Corp.	7.375%	10/15/19	3,980	4,135
Prudential Financial Inc.	5.375%	6/21/20	6,530	6,762
Prudential Financial Inc.	4.500%	11/15/20	10,575	10,838
Prudential Financial Inc.	4.500%	11/16/21	4,820	4,969
Prudential Financial Inc.	3.500%	5/15/24	3,790	3,785
Prudential Financial Inc.	3.878%	3/27/28	2,500	2,477
Prudential Financial Inc.	5.750%	7/15/33	570	640
Prudential Financial Inc.	5.700%	12/14/36	12,363	14,043
Prudential Financial Inc.	6.625%	12/1/37	4,352	5,409
Prudential Financial Inc.	6.625%	6/21/40	4,275	5,320
Prudential Financial Inc.	6.200%	11/15/40	3,325	3,860
5 Prudential Financial Inc.	5.875%	9/15/42	12,570	13,326
5 Prudential Financial Inc.	5.625%	6/15/43	11,514	12,003
Prudential Financial Inc.	5.100%	8/15/43	3,450	3,641
5 Prudential Financial Inc.	5.200%	3/15/44	2,765	2,762
Prudential Financial Inc.	4.600%	5/15/44	4,970	4,985
5 Prudential Financial Inc.	5.375%	5/15/45	13,805	13,858
5 Prudential Financial Inc.	4.500%	9/15/47	5,097	4,734
Prudential Financial Inc.	3.905%	12/7/47	13,698	12,302
5 Prudential Financial Inc.	5.700%	9/15/48	13,385	13,290
Prudential Financial Inc.	3.935%	12/7/49	8,773	7,894
Reinsurance Group of America Inc.	5.000%	6/1/21	1,190	1,233
Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,569

Reinsurance Group of America Inc.	3.950%	9/15/26	4,504	4,333
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,300	3,203
RenaissanceRe Finance Inc.	3.450%	7/1/27	2,200	2,057
Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,286
Sompo International Holdings Ltd.	7.000%	7/15/34	4,725	5,391
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,511
Torchmark Corp.	3.800%	9/15/22	110	110
Torchmark Corp.	4.550%	9/15/28	3,200	3,209
Transatlantic Holdings Inc.	8.000%	11/30/39	4,488	6,124
Travelers Cos. Inc.	3.900%	11/1/20	3,065	3,103
Travelers Cos. Inc.	6.750%	6/20/36	10	13
Travelers Cos. Inc.	6.250%	6/15/37	7,252	8,918
Travelers Cos. Inc.	5.350%	11/1/40	3,300	3,765
Travelers Cos. Inc.	4.600%	8/1/43	14,785	15,228
Travelers Cos. Inc.	3.750%	5/15/46	5,320	4,826
Travelers Cos. Inc.	4.000%	5/30/47	10,310	9,725
Travelers Property Casualty Corp.	6.375%	3/15/33	460	567
Trinity Acquisition plc	4.400%	3/15/26	7,025	6,966
UnitedHealth Group Inc.	2.300%	12/15/19	12,575	12,467
UnitedHealth Group Inc.	2.700%	7/15/20	14,585	14,491
UnitedHealth Group Inc.	1.950%	10/15/20	10,475	10,240
UnitedHealth Group Inc.	3.875%	10/15/20	1,060	1,074
UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,070
UnitedHealth Group Inc.	2.125%	3/15/21	6,355	6,193
UnitedHealth Group Inc.	3.150%	6/15/21	5,000	4,988
UnitedHealth Group Inc.	3.375%	11/15/21	2,050	2,055
UnitedHealth Group Inc.	2.875%	12/15/21	10,991	10,861
UnitedHealth Group Inc.	2.875%	3/15/22	3,221	3,165
UnitedHealth Group Inc.	3.350%	7/15/22	18,808	18,764
UnitedHealth Group Inc.	2.375%	10/15/22	8,000	7,659
UnitedHealth Group Inc.	2.750%	2/15/23	10,080	9,770
UnitedHealth Group Inc.	2.875%	3/15/23	2,586	2,518
UnitedHealth Group Inc.	3.500%	6/15/23	7,000	7,007
UnitedHealth Group Inc.	3.750%	7/15/25	11,161	11,179
UnitedHealth Group Inc.	3.100%	3/15/26	11,165	10,687
UnitedHealth Group Inc.	3.450%	1/15/27	4,655	4,559
UnitedHealth Group Inc.	3.375%	4/15/27	28,560	27,715
UnitedHealth Group Inc.	2.950%	10/15/27	10,900	10,186
UnitedHealth Group Inc.	3.850%	6/15/28	9,950	9,979
UnitedHealth Group Inc.	4.625%	7/15/35	11,251	12,019
UnitedHealth Group Inc.	5.800%	3/15/36	3,164	3,768
UnitedHealth Group Inc.	6.500%	6/15/37	1,705	2,184
UnitedHealth Group Inc.	6.625%	11/15/37	8,525	11,090
UnitedHealth Group Inc.	6.875%	2/15/38	18,696	24,861
UnitedHealth Group Inc.	5.950%	2/15/41	3,030	3,661
UnitedHealth Group Inc.	4.625%	11/15/41	9,411	9,781
UnitedHealth Group Inc.	4.375%	3/15/42	391	398
UnitedHealth Group Inc.	3.950%	10/15/42	15,631	14,893
UnitedHealth Group Inc.	4.250%	3/15/43	5,966	5,957
UnitedHealth Group Inc.	4.750%	7/15/45	16,962	18,196
UnitedHealth Group Inc.	4.200%	1/15/47	4,884	4,820
UnitedHealth Group Inc.	4.250%	4/15/47	14,150	14,173
UnitedHealth Group Inc.	3.750%	10/15/47	8,500	7,905
UnitedHealth Group Inc.	4.250%	6/15/48	14,550	14,529
Unum Group	5.625%	9/15/20	2,200	2,277
Unum Group	3.000%	5/15/21	3,000	2,944
Unum Group	4.000%	3/15/24	2,190	2,159

Unum Group	3.875%	11/5/25	175	167
Unum Group	5.750%	8/15/42	3,423	3,569
Voya Financial Inc.	3.125%	7/15/24	7,235	6,834
Voya Financial Inc.	3.650%	6/15/26	2,440	2,316
Voya Financial Inc.	5.700%	7/15/43	9,480	10,388
Voya Financial Inc.	4.800%	6/15/46	2,185	2,142
Willis North America Inc.	4.500%	9/15/28	4,600	4,584
Willis North America Inc.	5.050%	9/15/48	2,450	2,447
Willis Towers Watson plc	5.750%	3/15/21	9,351	9,782
WR Berkley Corp.	5.375%	9/15/20	595	615
WR Berkley Corp.	4.625%	3/15/22	2,550	2,619
WR Berkley Corp.	4.750%	8/1/44	4,088	3,940
XLIT Ltd.	5.750%	10/1/21	4,555	4,813
XLIT Ltd.	4.450%	3/31/25	2,850	2,802
XLIT Ltd.	6.250%	5/15/27	2,341	2,637
XLIT Ltd.	5.250%	12/15/43	6,875	7,274
XLIT Ltd.	5.500%	3/31/45	5,529	5,833

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,084
ORIX Corp.	2.900%	7/18/22	2,750	2,647
ORIX Corp.	3.250%	12/4/24	3,725	3,529
ORIX Corp.	3.700%	7/18/27	9,650	9,179

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,225	4,188
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,975	6,133
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	569	571
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,200	3,208
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,000	8,638
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	397
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	3,602	3,463
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,800	4,610
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,135	3,123
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,000	6,046
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,800	3,788
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,480	1,461
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,300	3,283
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	4,375	4,106
American Homes 4 Rent LP	4.250%	2/15/28	1,125	1,073
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,036
AvalonBay Communities Inc.	4.200%	12/15/23	1,255	1,283
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,270
AvalonBay Communities Inc.	3.450%	6/1/25	5,895	5,749
AvalonBay Communities Inc.	3.500%	11/15/25	600	586
AvalonBay Communities Inc.	2.950%	5/11/26	11,830	11,093
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,513
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,136
AvalonBay Communities Inc.	3.200%	1/15/28	5,790	5,514
AvalonBay Communities Inc.	4.350%	4/15/48	3,500	3,488
Boston Properties LP	5.875%	10/15/19	3,005	3,076
Boston Properties LP	5.625%	11/15/20	9,225	9,592
Boston Properties LP	4.125%	5/15/21	4,095	4,164

Boston Properties LP	3.850%	2/1/23	6,823	6,848
Boston Properties LP	3.125%	9/1/23	4,540	4,414
Boston Properties LP	3.800%	2/1/24	7,025	6,979
Boston Properties LP	3.200%	1/15/25	6,125	5,837
Boston Properties LP	3.650%	2/1/26	6,275	6,073
Boston Properties LP	2.750%	10/1/26	9,759	8,835
Brandywine Operating Partnership LP	3.950%	2/15/23	3,775	3,746
Brandywine Operating Partnership LP	3.950%	11/15/27	23,025	21,749
Brixmor Operating Partnership LP	3.875%	8/15/22	6,035	6,013
Brixmor Operating Partnership LP	3.250%	9/15/23	3,925	3,769
Brixmor Operating Partnership LP	3.650%	6/15/24	2,200	2,115
Brixmor Operating Partnership LP	3.850%	2/1/25	14,485	13,929
Brixmor Operating Partnership LP	4.125%	6/15/26	5,440	5,272
Brixmor Operating Partnership LP	3.900%	3/15/27	2,550	2,424
Camden Property Trust	2.950%	12/15/22	4,900	4,751
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,025	2,939
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	12,675	11,616
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,674
Corporate Office Properties LP	3.600%	5/15/23	7,931	7,663
CubeSmart LP	4.375%	12/15/23	7,400	7,513
CubeSmart LP	4.000%	11/15/25	2,265	2,231
CubeSmart LP	3.125%	9/1/26	2,575	2,349
DDR Corp.	4.625%	7/15/22	9,490	9,677
DDR Corp.	3.625%	2/1/25	6,132	5,805
DDR Corp.	4.250%	2/1/26	2,740	2,672
DDR Corp.	4.700%	6/1/27	12,525	12,556
Digital Realty Trust LP	5.875%	2/1/20	2,175	2,229
Digital Realty Trust LP	3.400%	10/1/20	5,600	5,600
Digital Realty Trust LP	5.250%	3/15/21	8,815	9,111
Digital Realty Trust LP	3.950%	7/1/22	11,850	11,921
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,625
Digital Realty Trust LP	4.750%	10/1/25	5,525	5,659
Digital Realty Trust LP	3.700%	8/15/27	7,420	7,050
Digital Realty Trust LP	4.450%	7/15/28	12,150	12,136
Duke Realty LP	4.375%	6/15/22	195	199
Duke Realty LP	3.875%	10/15/22	1,223	1,230
Duke Realty LP	3.625%	4/15/23	748	738
Duke Realty LP	3.750%	12/1/24	2,525	2,483
Duke Realty LP	3.250%	6/30/26	5,500	5,177
Duke Realty LP	3.375%	12/15/27	3,144	2,954
Duke Realty LP	4.000%	9/15/28	2,500	2,463
EPR Properties	5.750%	8/15/22	3,610	3,772
EPR Properties	5.250%	7/15/23	1,575	1,616
EPR Properties	4.500%	4/1/25	7,025	6,888
EPR Properties	4.750%	12/15/26	4,000	3,916
EPR Properties	4.500%	6/1/27	150	143
EPR Properties	4.950%	4/15/28	4,500	4,418
ERP Operating LP	4.750%	7/15/20	3,085	3,150
ERP Operating LP	4.625%	12/15/21	6,986	7,204
ERP Operating LP	3.000%	4/15/23	2,603	2,534
ERP Operating LP	3.375%	6/1/25	750	729
ERP Operating LP	2.850%	11/1/26	5,575	5,164
ERP Operating LP	3.250%	8/1/27	3,000	2,846
ERP Operating LP	3.500%	3/1/28	10,506	10,126
ERP Operating LP	4.500%	7/1/44	7,555	7,566

ERP Operating LP	4.500%	6/1/45	850	847
ERP Operating LP	4.000%	8/1/47	3,600	3,360
Essex Portfolio LP	5.200%	3/15/21	2,825	2,925
Essex Portfolio LP	3.250%	5/1/23	3,505	3,408
Essex Portfolio LP	3.500%	4/1/25	10,937	10,546
Essex Portfolio LP	3.375%	4/15/26	6,450	6,072
Essex Portfolio LP	4.500%	3/15/48	5,975	5,879
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,000
Federal Realty Investment Trust	3.250%	7/15/27	5,100	4,771
Federal Realty Investment Trust	4.500%	12/1/44	12,425	12,368
Government Properties Income Trust	4.000%	7/15/22	5,000	4,925
HCP Inc.	2.625%	2/1/20	4,589	4,548
HCP Inc.	3.150%	8/1/22	6,915	6,733
HCP Inc.	4.000%	12/1/22	10,750	10,763
HCP Inc.	4.250%	11/15/23	8,219	8,239
HCP Inc.	4.200%	3/1/24	3,950	3,919
HCP Inc.	3.875%	8/15/24	5,276	5,156
HCP Inc.	3.400%	2/1/25	1,980	1,876
HCP Inc.	4.000%	6/1/25	928	911
HCP Inc.	6.750%	2/1/41	555	685
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,246	7,061
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,125	2,907
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,810
Healthcare Trust of America Holdings LP	2.950%	7/1/22	3,850	3,714
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,473
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,275	5,856
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,400	3,193
Highwoods Realty LP	3.200%	6/15/21	13,850	13,609
Highwoods Realty LP	3.625%	1/15/23	100	98
Highwoods Realty LP	3.875%	3/1/27	6,279	6,018
Highwoods Realty LP	4.125%	3/15/28	2,943	2,865
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,488
Hospitality Properties Trust	4.500%	6/15/23	8,272	8,280
Hospitality Properties Trust	4.650%	3/15/24	3,441	3,414
Hospitality Properties Trust	4.500%	3/15/25	753	735
Hospitality Properties Trust	5.250%	2/15/26	2,740	2,763
Hospitality Properties Trust	4.950%	2/15/27	3,625	3,544
Hospitality Properties Trust	3.950%	1/15/28	4,900	4,435
Hospitality Properties Trust	4.375%	2/15/30	14,815	13,627
Host Hotels & Resorts LP	6.000%	10/1/21	10,550	11,115
Host Hotels & Resorts LP	5.250%	3/15/22	5,190	5,351
Host Hotels & Resorts LP	4.750%	3/1/23	1,177	1,199
Host Hotels & Resorts LP	3.750%	10/15/23	6,100	5,961
Host Hotels & Resorts LP	3.875%	4/1/24	4,600	4,477
Host Hotels & Resorts LP	4.000%	6/15/25	1,300	1,260
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,167
Kilroy Realty LP	3.800%	1/15/23	3,200	3,175
Kilroy Realty LP	3.450%	12/15/24	5,850	5,589
Kilroy Realty LP	4.250%	8/15/29	1,208	1,174
Kimco Realty Corp.	3.200%	5/1/21	3,740	3,702
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,257
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,180
Kimco Realty Corp.	2.700%	3/1/24	50	46
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,040
Kimco Realty Corp.	2.800%	10/1/26	4,515	4,026
Kimco Realty Corp.	3.800%	4/1/27	4,050	3,859
Kimco Realty Corp.	4.125%	12/1/46	485	419

Kimco Realty Corp.	4.450%	9/1/47	4,170	3,821
Kite Realty Group LP	4.000%	10/1/26	10,700	9,748
Liberty Property LP	4.750%	10/1/20	1,080	1,105
Liberty Property LP	3.375%	6/15/23	1,250	1,219
Liberty Property LP	4.400%	2/15/24	10,880	10,887
Liberty Property LP	3.750%	4/1/25	6,400	6,236
Liberty Property LP	3.250%	10/1/26	1,825	1,697
Life Storage LP	3.875%	12/15/27	1,000	943
Life Storage LP	3.500%	7/1/26	18,000	16,706
Mid-America Apartments LP	4.300%	10/15/23	10,300	10,418
Mid-America Apartments LP	3.750%	6/15/24	3,985	3,890
Mid-America Apartments LP	3.600%	6/1/27	8,400	8,035
National Retail Properties Inc.	5.500%	7/15/21	2,000	2,110
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,395
National Retail Properties Inc.	3.300%	4/15/23	2,999	2,923
National Retail Properties Inc.	3.900%	6/15/24	3,700	3,652
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,305
National Retail Properties Inc.	3.500%	10/15/27	13,000	12,178
National Retail Properties Inc.	4.300%	10/15/28	2,650	2,636
National Retail Properties Inc.	4.800%	10/15/48	2,500	2,516
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,715	22,516
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,875	3,923
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,050	2,989
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,392	6,472
Omega Healthcare Investors Inc.	4.500%	4/1/27	15,378	14,744
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,179
Physicians Realty LP	4.300%	3/15/27	4,950	4,768
Physicians Realty LP	3.950%	1/15/28	5,750	5,369
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,330
Piedmont Operating Partnership LP	4.450%	3/15/24	4,225	4,171
Prologis LP	4.250%	8/15/23	5,270	5,420
Prologis LP	3.875%	9/15/28	2,950	2,960
Prologis LP	4.375%	9/15/48	4,250	4,289
Public Storage	2.370%	9/15/22	5,398	5,181
Public Storage	3.094%	9/15/27	4,550	4,254
Realty Income Corp.	3.250%	10/15/22	6,300	6,221
Realty Income Corp.	3.875%	7/15/24	3,600	3,587
Realty Income Corp.	3.875%	4/15/25	8,405	8,367
Realty Income Corp.	4.125%	10/15/26	12,263	12,264
Realty Income Corp.	3.000%	1/15/27	4,826	4,448
Realty Income Corp.	3.650%	1/15/28	5,770	5,582
Realty Income Corp.	4.650%	3/15/47	10,390	10,439
Regency Centers Corp.	3.750%	11/15/22	1,850	1,833
Regency Centers LP	4.800%	4/15/21	2,525	2,588
Regency Centers LP	3.600%	2/1/27	3,500	3,327
Regency Centers LP	4.125%	3/15/28	3,300	3,252
Regency Centers LP	4.400%	2/1/47	5,750	5,430
Sabra Health Care LP	5.125%	8/15/26	722	707
Select Income REIT	3.600%	2/1/20	206	204
Select Income REIT	4.150%	2/1/22	4,050	3,993
Select Income REIT	4.500%	2/1/25	9,575	9,195
Senior Housing Properties Trust	4.750%	2/15/28	1,000	967
Simon Property Group LP	2.500%	9/1/20	1,050	1,037
Simon Property Group LP	4.375%	3/1/21	8,489	8,690
Simon Property Group LP	2.500%	7/15/21	6,915	6,766
Simon Property Group LP	4.125%	12/1/21	6,733	6,867
Simon Property Group LP	2.350%	1/30/22	6,250	6,030

Simon Property Group LP	3.375%	3/15/22	2,825	2,807
Simon Property Group LP	2.625%	6/15/22	8,000	7,749
Simon Property Group LP	2.750%	2/1/23	6,335	6,119
Simon Property Group LP	2.750%	6/1/23	9,359	9,014
Simon Property Group LP	3.750%	2/1/24	6,114	6,112
Simon Property Group LP	3.375%	10/1/24	647	634
Simon Property Group LP	3.500%	9/1/25	3,640	3,541
Simon Property Group LP	3.300%	1/15/26	10,324	9,925
Simon Property Group LP	3.250%	11/30/26	4,425	4,209
Simon Property Group LP	3.375%	6/15/27	14,355	13,748
Simon Property Group LP	3.375%	12/1/27	8,975	8,552
Simon Property Group LP	6.750%	2/1/40	11,543	14,986
Simon Property Group LP	4.750%	3/15/42	1,671	1,748
Simon Property Group LP	4.250%	10/1/44	160	156
Simon Property Group LP	4.250%	11/30/46	7,750	7,551
SL Green Operating Partnership LP	3.250%	10/15/22	4,250	4,124
Spirit Realty LP	4.450%	9/15/26	95	91
STORE Capital Corp.	4.500%	3/15/28	4,800	4,683
Tanger Properties LP	3.750%	12/1/24	1,325	1,268
Tanger Properties LP	3.125%	9/1/26	6,100	5,470
Tanger Properties LP	3.875%	7/15/27	3,300	3,091
UDR Inc.	3.700%	10/1/20	6,975	6,993
UDR Inc.	4.625%	1/10/22	11,795	12,056
UDR Inc.	2.950%	9/1/26	8,800	8,064
UDR Inc.	3.500%	7/1/27	3,150	2,982
UDR Inc.	3.500%	1/15/28	6,645	6,288
Ventas Realty LP	3.100%	1/15/23	11,214	10,864
Ventas Realty LP	3.125%	6/15/23	7,580	7,315
Ventas Realty LP	3.750%	5/1/24	2,000	1,957
Ventas Realty LP	3.500%	2/1/25	3,150	3,006
Ventas Realty LP	4.125%	1/15/26	1,015	999
Ventas Realty LP	3.250%	10/15/26	900	832
Ventas Realty LP	3.850%	4/1/27	3,875	3,727
Ventas Realty LP	4.000%	3/1/28	13,500	13,073
Ventas Realty LP	4.400%	1/15/29	5,025	4,982
Ventas Realty LP	5.700%	9/30/43	3,600	3,909
Ventas Realty LP	4.375%	2/1/45	4,980	4,527
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	5,675	5,625
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,692	1,721
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,513	10,334
VEREIT Operating Partnership LP	4.125%	6/1/21	4,325	4,367
VEREIT Operating Partnership LP	4.600%	2/6/24	5,625	5,655
VEREIT Operating Partnership LP	4.875%	6/1/26	7,670	7,747
VEREIT Operating Partnership LP	3.950%	8/15/27	12,000	11,283
Vornado Realty LP	5.000%	1/15/22	200	207
Vornado Realty LP	3.500%	1/15/25	5,050	4,834
Washington Prime Group LP	3.850%	4/1/20	6,050	6,012
Washington Prime Group LP	5.950%	8/15/24	1,900	1,804
Washington REIT	4.950%	10/1/20	825	838
Washington REIT	3.950%	10/15/22	2,200	2,197
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,252
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,143
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,188
Weingarten Realty Investors	3.850%	6/1/25	600	581
Welltower Inc.	4.950%	1/15/21	7,680	7,871
Welltower Inc.	5.250%	1/15/22	8,376	8,730
Welltower Inc.	3.750%	3/15/23	7,090	7,039

Welltower Inc.	3.950%	9/1/23	5,575	5,573
Welltower Inc.	4.500%	1/15/24	125	127
Welltower Inc.	4.000%	6/1/25	17,047	16,797
Welltower Inc.	4.250%	4/1/26	7,224	7,190
Welltower Inc.	4.250%	4/15/28	1,250	1,230
Welltower Inc.	6.500%	3/15/41	5,107	6,033
Welltower Inc.	5.125%	3/15/43	1,260	1,256
Welltower Inc.	4.950%	9/1/48	5,550	5,550
WP Carey Inc.	4.600%	4/1/24	6,201	6,253
WP Carey Inc.	4.000%	2/1/25	1,800	1,755
WP Carey Inc.	4.250%	10/1/26	3,500	3,388
				17,387,470
Industrial (16.4%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	4,525	4,497
Air Products & Chemicals Inc.	2.750%	2/3/23	7,044	6,851
Air Products & Chemicals Inc.	3.350%	7/31/24	7,800	7,663
Airgas Inc.	3.650%	7/15/24	9,125	9,141
Albemarle Corp.	4.150%	12/1/24	5,095	5,137
Albemarle Corp.	5.450%	12/1/44	5,500	5,743
ArcelorMittal	5.125%	6/1/20	4,000	4,099
Barrick Gold Corp.	5.250%	4/1/42	8,497	8,839
Barrick North America Finance LLC	5.700%	5/30/41	13,897	15,111
Barrick North America Finance LLC	5.750%	5/1/43	10,244	11,296
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	18,123	19,952
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	10,683	10,479
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,496	2,530
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,841	11,643
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,508	29,384
Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,182
Cabot Corp.	3.700%	7/15/22	1,765	1,749
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,264
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,300	3,370
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	9,928	10,128
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,525	1,529
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,000	11,280
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,650	11,372
Domtar Corp.	6.750%	2/15/44	4,900	5,071
Dow Chemical Co.	4.250%	11/15/20	19,416	19,769
Dow Chemical Co.	4.125%	11/15/21	3,854	3,936
Dow Chemical Co.	3.000%	11/15/22	24,200	23,588
Dow Chemical Co.	3.500%	10/1/24	4,266	4,174
Dow Chemical Co.	7.375%	11/1/29	3,299	4,131
Dow Chemical Co.	4.250%	10/1/34	8,371	8,014
Dow Chemical Co.	9.400%	5/15/39	13,402	20,401
Dow Chemical Co.	5.250%	11/15/41	8,943	9,488
Dow Chemical Co.	4.375%	11/15/42	9,589	9,076
Dow Chemical Co.	4.625%	10/1/44	1,965	1,914
Eastman Chemical Co.	5.500%	11/15/19	4,771	4,884
Eastman Chemical Co.	2.700%	1/15/20	14,866	14,787
Eastman Chemical Co.	4.500%	1/15/21	53	54
Eastman Chemical Co.	3.600%	8/15/22	6,763	6,754
Eastman Chemical Co.	3.800%	3/15/25	2,764	2,724
Eastman Chemical Co.	4.800%	9/1/42	7,224	7,133
Eastman Chemical Co.	4.650%	10/15/44	5,000	4,831
Ecolab Inc.	2.250%	1/12/20	3,243	3,202
Ecolab Inc.	4.350%	12/8/21	3,691	3,806

Ecolab Inc.	2.375%	8/10/22	11,695	11,209
Ecolab Inc.	3.250%	1/14/23	4,815	4,772
Ecolab Inc.	2.700%	11/1/26	6,863	6,349
Ecolab Inc.	3.250%	12/1/27	6,200	5,978
Ecolab Inc.	5.500%	12/8/41	1,433	1,670
Ecolab Inc.	3.950%	12/1/47	11,065	10,495
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,372	5,479
EI du Pont de Nemours & Co.	2.200%	5/1/20	18,078	17,836
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,175	15,288
EI du Pont de Nemours & Co.	4.250%	4/1/21	3,830	3,915
EI du Pont de Nemours & Co.	2.800%	2/15/23	16,330	15,860
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,100	1,290
EI du Pont de Nemours & Co.	4.900%	1/15/41	7,893	8,043
EI du Pont de Nemours & Co.	4.150%	2/15/43	7,833	7,222
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,965	1,972
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,820	8,122
FMC Corp.	3.950%	2/1/22	1,795	1,801
FMC Corp.	4.100%	2/1/24	11,210	11,206
Georgia-Pacific LLC	8.000%	1/15/24	7,204	8,600
Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,844
Georgia-Pacific LLC	7.750%	11/15/29	3,268	4,296
Georgia-Pacific LLC	8.875%	5/15/31	4,665	6,736
Goldcorp Inc.	3.625%	6/9/21	2,215	2,204
Goldcorp Inc.	3.700%	3/15/23	10,760	10,614
Goldcorp Inc.	5.450%	6/9/44	7,275	7,533
International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,092
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,500	2,515
International Flavors & Fragrances Inc.	4.375%	6/1/47	5,200	4,744
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,047
International Paper Co.	7.500%	8/15/21	8,835	9,727
International Paper Co.	3.650%	6/15/24	7,948	7,857
International Paper Co.	3.800%	1/15/26	1,700	1,665
International Paper Co.	3.000%	2/15/27	19,414	17,805
International Paper Co.	5.000%	9/15/35	3,925	3,966
International Paper Co.	7.300%	11/15/39	4,920	6,177
International Paper Co.	6.000%	11/15/41	1,850	2,056
International Paper Co.	4.800%	6/15/44	15,921	15,445
International Paper Co.	5.150%	5/15/46	12,602	12,944
International Paper Co.	4.400%	8/15/47	14,534	13,379
International Paper Co.	4.350%	8/15/48	5,450	4,960
Kinross Gold Corp.	5.125%	9/1/21	515	529
Kinross Gold Corp.	5.950%	3/15/24	4,057	4,169
Lubrizol Corp.	6.500%	10/1/34	5,900	7,469
LYB International Finance BV	4.000%	7/15/23	3,849	3,842
LYB International Finance BV	5.250%	7/15/43	2,087	2,128
LYB International Finance BV	4.875%	3/15/44	13,995	13,630
LYB International Finance II BV	3.500%	3/2/27	11,120	10,411
LyondellBasell Industries NV	6.000%	11/15/21	18,800	19,946
LyondellBasell Industries NV	5.750%	4/15/24	6,820	7,349
LyondellBasell Industries NV	4.625%	2/26/55	12,162	10,936
Meadwestvaco Corp.	7.950%	2/15/31	5,043	6,504
Methanex Corp.	3.250%	12/15/19	7,800	7,750
Methanex Corp.	4.250%	12/1/24	365	351
Methanex Corp.	5.650%	12/1/44	3,760	3,550
Mosaic Co.	3.750%	11/15/21	6,165	6,161
Mosaic Co.	3.250%	11/15/22	10,190	9,964
Mosaic Co.	4.250%	11/15/23	15,332	15,482

Mosaic Co.	4.050%	11/15/27	8,000	7,736
Mosaic Co.	5.450%	11/15/33	3,402	3,489
Mosaic Co.	4.875%	11/15/41	2,468	2,277
Mosaic Co.	5.625%	11/15/43	371	380
Newmont Mining Corp.	5.125%	10/1/19	1,995	2,032
Newmont Mining Corp.	3.500%	3/15/22	500	494
Newmont Mining Corp.	5.875%	4/1/35	1,655	1,840
Newmont Mining Corp.	6.250%	10/1/39	11,263	12,751
Newmont Mining Corp.	4.875%	3/15/42	8,908	8,649
Nucor Corp.	4.125%	9/15/22	202	206
Nucor Corp.	4.000%	8/1/23	11,195	11,374
Nucor Corp.	6.400%	12/1/37	10,358	12,610
Nucor Corp.	5.200%	8/1/43	13,675	14,775
Nucor Corp.	4.400%	5/1/48	6,550	6,391
Nutrien Ltd.	4.875%	3/30/20	6,753	6,888
Nutrien Ltd.	3.150%	10/1/22	3,571	3,463
Nutrien Ltd.	3.500%	6/1/23	15,585	15,271
Nutrien Ltd.	3.625%	3/15/24	5,525	5,386
Nutrien Ltd.	3.375%	3/15/25	7,125	6,748
Nutrien Ltd.	3.000%	4/1/25	9,096	8,354
Nutrien Ltd.	4.000%	12/15/26	5,100	4,912
Nutrien Ltd.	4.125%	3/15/35	6,700	6,042
Nutrien Ltd.	5.875%	12/1/36	825	895
Nutrien Ltd.	5.625%	12/1/40	4,663	4,929
Nutrien Ltd.	6.125%	1/15/41	7,281	8,154
Nutrien Ltd.	4.900%	6/1/43	3,650	3,579
Nutrien Ltd.	5.250%	1/15/45	21,967	22,770
Packaging Corp. of America	3.900%	6/15/22	6,015	6,065
Packaging Corp. of America	4.500%	11/1/23	18,907	19,446
Packaging Corp. of America	3.650%	9/15/24	4,882	4,801
Packaging Corp. of America	3.400%	12/15/27	4,000	3,759
Placer Dome Inc.	6.450%	10/15/35	2,175	2,523
PPG Industries Inc.	2.300%	11/15/19	9,913	9,813
PPG Industries Inc.	3.600%	11/15/20	4,850	4,892
PPG Industries Inc.	3.200%	3/15/23	22	22
Praxair Inc.	2.250%	9/24/20	1,675	1,646
Praxair Inc.	3.000%	9/1/21	5,870	5,803
Praxair Inc.	2.450%	2/15/22	20,365	19,800
Praxair Inc.	2.200%	8/15/22	5,769	5,545
Praxair Inc.	2.700%	2/21/23	2,200	2,138
Praxair Inc.	2.650%	2/5/25	4,875	4,608
Praxair Inc.	3.200%	1/30/26	4,850	4,725
Praxair Inc.	3.550%	11/7/42	2,200	2,032
Rayonier Inc.	3.750%	4/1/22	2,875	2,842
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,370	5,437
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	10,567
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	12,265	12,305
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,409	9,238
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,156	14,696
Rio Tinto Finance USA plc	4.750%	3/22/42	4,518	4,776
Rio Tinto Finance USA plc	4.125%	8/21/42	9,225	9,004
Rohm & Haas Co.	7.850%	7/15/29	2,965	3,779
RPM International Inc.	6.125%	10/15/19	2,743	2,816
RPM International Inc.	3.450%	11/15/22	4,560	4,485
RPM International Inc.	3.750%	3/15/27	4,275	4,048
RPM International Inc.	5.250%	6/1/45	3,792	3,863
RPM International Inc.	4.250%	1/15/48	7,500	6,587

	SASOL Financing USA LLC	5.875%	3/27/24	4,650	4,737
	SASOL Financing USA LLC	6.500%	9/27/28	7,800	7,907
	Sherwin-Williams Co.	2.250%	5/15/20	5,685	5,597
	Sherwin-Williams Co.	4.200%	1/15/22	475	483
	Sherwin-Williams Co.	2.750%	6/1/22	7,867	7,630
	Sherwin-Williams Co.	3.125%	6/1/24	6,325	6,079
	Sherwin-Williams Co.	3.450%	8/1/25	9,494	9,024
	Sherwin-Williams Co.	3.950%	1/15/26	8,650	8,577
	Sherwin-Williams Co.	3.450%	6/1/27	25,535	24,291
	Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,772
	Sherwin-Williams Co.	4.550%	8/1/45	2,934	2,811
	Sherwin-Williams Co.	4.500%	6/1/47	3,570	3,425
	Southern Copper Corp.	5.375%	4/16/20	1,588	1,643
	Southern Copper Corp.	3.500%	11/8/22	8,080	7,969
	Southern Copper Corp.	3.875%	4/23/25	1,233	1,200
	Southern Copper Corp.	7.500%	7/27/35	5,169	6,385
	Southern Copper Corp.	6.750%	4/16/40	2,212	2,612
	Southern Copper Corp.	5.250%	11/8/42	16,355	16,515
	Southern Copper Corp.	5.875%	4/23/45	32,215	35,091
10	Suzano Austria GmbH	6.000%	1/15/29	9,600	9,624
	Vale Canada Ltd.	7.200%	9/15/32	1,475	1,608
	Vale Overseas Ltd.	5.875%	6/10/21	21,700	22,812
	Vale Overseas Ltd.	4.375%	1/11/22	18,927	19,069
	Vale Overseas Ltd.	6.250%	8/10/26	11,600	12,716
	Vale Overseas Ltd.	8.250%	1/17/34	2,312	2,930
	Vale Overseas Ltd.	6.875%	11/21/36	22,899	26,591
	Vale Overseas Ltd.	6.875%	11/10/39	14,114	16,531
	Vale SA	5.625%	9/11/42	8,178	8,393
	Westlake Chemical Corp.	3.600%	8/15/26	20,595	19,346
	Westlake Chemical Corp.	5.000%	8/15/46	13,213	12,978
10	WestRock Co.	3.000%	9/15/24	4,000	3,760
10	WestRock Co.	3.750%	3/15/25	8,600	8,348
10	WestRock Co.	3.375%	9/15/27	4,575	4,252
10	WestRock Co.	4.000%	3/15/28	8,700	8,475
	WestRock MWV LLC	8.200%	1/15/30	5,073	6,560
	WestRock RKT Co.	3.500%	3/1/20	3,550	3,546
	WestRock RKT Co.	4.900%	3/1/22	3,640	3,766
	Weyerhaeuser Co.	7.375%	10/1/19	8,351	8,692
	Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,694
	Weyerhaeuser Co.	4.625%	9/15/23	5,550	5,700
	Weyerhaeuser Co.	8.500%	1/15/25	2,350	2,857
	Weyerhaeuser Co.	7.375%	3/15/32	8,218	10,388
	Weyerhaeuser Co.	6.875%	12/15/33	3,275	3,993
	Yamana Gold Inc.	4.950%	7/15/24	2,105	2,079
	Yamana Gold Inc.	4.625%	12/15/27	5,700	5,338

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	5,215	5,121
	3M Co.	1.625%	9/19/21	2,500	2,390
	3M Co.	2.250%	3/15/23	3,350	3,211
	3M Co.	3.000%	8/7/25	2,350	2,284
	3M Co.	2.250%	9/19/26	9,355	8,497
	3M Co.	2.875%	10/15/27	7,000	6,609
	3M Co.	3.875%	6/15/44	1,000	963
	3M Co.	3.125%	9/19/46	5,080	4,314
	3M Co.	3.625%	10/15/47	5,850	5,461
	ABB Finance USA Inc.	2.800%	4/3/20	2,630	2,616

ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,589
ABB Finance USA Inc.	3.375%	4/3/23	410	408
ABB Finance USA Inc.	3.800%	4/3/28	2,150	2,148
ABB Finance USA Inc.	4.375%	5/8/42	1,608	1,626
Allegion US Holding Co. Inc.	3.200%	10/1/24	1,100	1,029
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	4,655
Bemis Co. Inc.	3.100%	9/15/26	3,803	3,461
Boeing Capital Corp.	4.700%	10/27/19	6,025	6,130
Boeing Co.	4.875%	2/15/20	14,065	14,415
Boeing Co.	1.650%	10/30/20	1,830	1,784
Boeing Co.	8.750%	8/15/21	1,285	1,468
Boeing Co.	2.350%	10/30/21	8,695	8,509
Boeing Co.	2.125%	3/1/22	4,012	3,871
Boeing Co.	2.800%	3/1/23	7,820	7,662
Boeing Co.	1.875%	6/15/23	18,740	17,518
Boeing Co.	2.850%	10/30/24	7,483	7,200
Boeing Co.	2.500%	3/1/25	2,831	2,641
Boeing Co.	7.250%	6/15/25	675	810
Boeing Co.	2.600%	10/30/25	2,950	2,759
Boeing Co.	2.250%	6/15/26	1,354	1,227
Boeing Co.	2.800%	3/1/27	1,925	1,808
Boeing Co.	3.250%	3/1/28	3,405	3,315
Boeing Co.	6.125%	2/15/33	4,397	5,419
Boeing Co.	3.300%	3/1/35	4,350	3,976
Boeing Co.	6.625%	2/15/38	2,305	3,026
Boeing Co.	3.550%	3/1/38	3,450	3,251
Boeing Co.	6.875%	3/15/39	8,778	11,950
Boeing Co.	5.875%	2/15/40	3,262	4,028
Boeing Co.	3.375%	6/15/46	8,364	7,378
Boeing Co.	3.650%	3/1/47	1,150	1,058
Boeing Co.	3.625%	3/1/48	3,925	3,659
Carlisle Cos. Inc.	3.750%	11/15/22	3,130	3,102
Carlisle Cos. Inc.	3.500%	12/1/24	1,700	1,627
Carlisle Cos. Inc.	3.750%	12/1/27	4,025	3,817
Caterpillar Financial Services Corp.	2.000%	11/29/19	8,050	7,950
Caterpillar Financial Services Corp.	2.250%	12/1/19	4,740	4,688
Caterpillar Financial Services Corp.	2.100%	1/10/20	956	944
Caterpillar Financial Services Corp.	2.000%	3/5/20	4,390	4,317
Caterpillar Financial Services Corp.	1.850%	9/4/20	15,150	14,740
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	2,903
Caterpillar Financial Services Corp.	2.900%	3/15/21	5,170	5,128
Caterpillar Financial Services Corp.	1.700%	8/9/21	27,891	26,764
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,354
Caterpillar Financial Services Corp.	3.150%	9/7/21	13,301	13,285
Caterpillar Financial Services Corp.	1.931%	10/1/21	3,500	3,362
Caterpillar Financial Services Corp.	2.850%	6/1/22	875	860
Caterpillar Financial Services Corp.	2.400%	6/6/22	12,800	12,410
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,385	8,115
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,261
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,100	3,138
Caterpillar Financial Services Corp.	3.300%	6/9/24	5,000	4,957
Caterpillar Financial Services Corp.	3.250%	12/1/24	10,587	10,420
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,350	4,848
Caterpillar Inc.	3.900%	5/27/21	12,386	12,600
Caterpillar Inc.	2.600%	6/26/22	10,000	9,736
Caterpillar Inc.	3.400%	5/15/24	12,091	12,069
Caterpillar Inc.	5.300%	9/15/35	3,500	3,941

	Caterpillar Inc.	6.050%	8/15/36	8,607	10,508
	Caterpillar Inc.	5.200%	5/27/41	8,210	9,363
	Caterpillar Inc.	3.803%	8/15/42	22,195	21,132
	Caterpillar Inc.	4.300%	5/15/44	7,053	7,241
	Caterpillar Inc.	4.750%	5/15/64	3,675	3,867
	CNH Industrial Capital LLC	4.375%	11/6/20	2,085	2,111
	CNH Industrial Capital LLC	4.375%	4/5/22	4,150	4,197
	CNH Industrial Capital LLC	4.200%	1/15/24	21,590	21,494
	CNH Industrial NV	3.850%	11/15/27	12,065	11,447
	Crane Co.	4.450%	12/15/23	6,450	6,601
	Crane Co.	4.200%	3/15/48	7,000	6,457
	CRH America Inc.	5.750%	1/15/21	2,975	3,108
	Deere & Co.	4.375%	10/16/19	7,424	7,541
	Deere & Co.	2.600%	6/8/22	29,298	28,576
	Deere & Co.	5.375%	10/16/29	9,962	11,266
	Deere & Co.	7.125%	3/3/31	325	415
	Deere & Co.	3.900%	6/9/42	6,170	6,011
	Dover Corp.	4.300%	3/1/21	150	153
	Dover Corp.	3.150%	11/15/25	7,640	7,271
	Dover Corp.	5.375%	10/15/35	2,700	2,962
	Dover Corp.	6.600%	3/15/38	3,115	3,846
	Dover Corp.	5.375%	3/1/41	4,109	4,521
	Eagle Materials Inc.	4.500%	8/1/26	3,200	3,212
	Eaton Corp.	2.750%	11/2/22	15,104	14,650
	Eaton Corp.	3.103%	9/15/27	10,400	9,703
	Eaton Corp.	4.000%	11/2/32	9,529	9,484
	Eaton Corp.	4.150%	11/2/42	612	577
	Eaton Corp.	3.915%	9/15/47	4,225	3,825
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,955	8,968
	Embraer Netherlands Finance BV	5.400%	2/1/27	7,300	7,410
10	Embraer Overseas Ltd.	5.696%	9/16/23	5,630	5,806
	Embraer SA	5.150%	6/15/22	1,200	1,242
	Emerson Electric Co.	4.875%	10/15/19	3,595	3,661
	Emerson Electric Co.	4.250%	11/15/20	745	760
	Emerson Electric Co.	2.625%	12/1/21	15,700	15,503
	Emerson Electric Co.	2.625%	2/15/23	3,200	3,083
	Emerson Electric Co.	3.150%	6/1/25	4,150	4,010
	FLIR Systems Inc.	3.125%	6/15/21	1,590	1,562
	Flowserve Corp.	3.500%	9/15/22	16,830	16,383
	Flowserve Corp.	4.000%	11/15/23	4,225	4,177
	Fortive Corp.	2.350%	6/15/21	9,845	9,535
	Fortive Corp.	3.150%	6/15/26	6,089	5,674
	Fortive Corp.	4.300%	6/15/46	9,425	8,959
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	1,930	1,908
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	12,373	12,414
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,975	8,833
	General Dynamics Corp.	2.875%	5/11/20	5,135	5,122
	General Dynamics Corp.	3.000%	5/11/21	13,485	13,413
	General Dynamics Corp.	3.875%	7/15/21	3,769	3,825
	General Dynamics Corp.	2.250%	11/15/22	8,115	7,757
	General Dynamics Corp.	3.375%	5/15/23	19,255	19,213
	General Dynamics Corp.	1.875%	8/15/23	23,390	21,805
	General Dynamics Corp.	2.375%	11/15/24	8,650	8,083
	General Dynamics Corp.	3.500%	5/15/25	12,935	12,917
	General Dynamics Corp.	2.125%	8/15/26	3,200	2,862
	General Dynamics Corp.	2.625%	11/15/27	10,629	9,741
	General Dynamics Corp.	3.750%	5/15/28	29,645	29,754

General Dynamics Corp.	3.600%	11/15/42	3,893	3,665
General Electric Co.	2.100%	12/11/19	1,241	1,227
General Electric Co.	5.500%	1/8/20	11,799	12,107
General Electric Co.	2.200%	1/9/20	18,071	17,823
General Electric Co.	5.550%	5/4/20	20,701	21,363
General Electric Co.	4.375%	9/16/20	18,783	19,129
General Electric Co.	4.625%	1/7/21	16,914	17,423
General Electric Co.	5.300%	2/11/21	12,528	13,050
General Electric Co.	4.650%	10/17/21	17,410	18,042
General Electric Co.	3.150%	9/7/22	4,507	4,447
General Electric Co.	2.700%	10/9/22	29,268	28,273
General Electric Co.	3.100%	1/9/23	18,645	18,245
General Electric Co.	3.375%	3/11/24	20,796	20,399
General Electric Co.	3.450%	5/15/24	555	544
General Electric Co.	6.750%	3/15/32	29,952	36,210
General Electric Co.	7.500%	8/21/35	100	129
General Electric Co.	6.150%	8/7/37	9,298	10,792
General Electric Co.	5.875%	1/14/38	34,003	37,970
General Electric Co.	6.875%	1/10/39	26,899	33,555
General Electric Co.	4.125%	10/9/42	26,174	23,505
General Electric Co.	4.500%	3/11/44	24,261	22,898
Harris Corp.	2.700%	4/27/20	4,540	4,493
Harris Corp.	3.832%	4/27/25	9,780	9,551
Harris Corp.	4.854%	4/27/35	1,775	1,815
Harris Corp.	6.150%	12/15/40	4,228	4,958
Harris Corp.	5.054%	4/27/45	1,406	1,466
Hexcel Corp.	4.700%	8/15/25	1,400	1,427
Honeywell International Inc.	1.400%	10/30/19	1,825	1,797
Honeywell International Inc.	1.800%	10/30/19	7,650	7,575
Honeywell International Inc.	4.250%	3/1/21	8,025	8,245
Honeywell International Inc.	1.850%	11/1/21	18,450	17,686
Honeywell International Inc.	3.350%	12/1/23	5,160	5,153
Honeywell International Inc.	2.500%	11/1/26	5,675	5,251
Honeywell International Inc.	5.700%	3/15/36	5,224	6,209
Honeywell International Inc.	5.700%	3/15/37	9,106	10,955
Honeywell International Inc.	5.375%	3/1/41	6,350	7,368
Hubbell Inc.	3.350%	3/1/26	4,851	4,586
Hubbell Inc.	3.150%	8/15/27	3,200	2,937
Hubbell Inc.	3.500%	2/15/28	12,120	11,366
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,811	9,186
Illinois Tool Works Inc.	3.375%	9/15/21	265	265
Illinois Tool Works Inc.	3.500%	3/1/24	2,477	2,494
Illinois Tool Works Inc.	2.650%	11/15/26	17,990	16,623
Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,110
Illinois Tool Works Inc.	3.900%	9/1/42	18,634	18,264
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,469	2,442
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	13,700	14,024
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	5,100	5,853
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,254
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	5,875	5,800
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,060	2,990
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,245	3,217
John Deere Capital Corp.	1.250%	10/9/19	15,100	14,823
John Deere Capital Corp.	1.700%	1/15/20	5,535	5,438
John Deere Capital Corp.	2.050%	3/10/20	5,486	5,410
John Deere Capital Corp.	2.200%	3/13/20	2,060	2,032
John Deere Capital Corp.	1.950%	6/22/20	2,465	2,421

John Deere Capital Corp.	2.375%	7/14/20	1,225	1,208
John Deere Capital Corp.	2.450%	9/11/20	4,000	3,944
John Deere Capital Corp.	2.350%	1/8/21	2,000	1,966
John Deere Capital Corp.	2.550%	1/8/21	200	197
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,732
John Deere Capital Corp.	2.875%	3/12/21	5,455	5,403
John Deere Capital Corp.	3.900%	7/12/21	5,953	6,055
John Deere Capital Corp.	3.125%	9/10/21	8,200	8,173
John Deere Capital Corp.	3.150%	10/15/21	7,849	7,814
John Deere Capital Corp.	2.650%	1/6/22	3,500	3,425
John Deere Capital Corp.	2.750%	3/15/22	1,445	1,418
John Deere Capital Corp.	2.150%	9/8/22	14,650	13,952
John Deere Capital Corp.	2.700%	1/6/23	1,000	970
John Deere Capital Corp.	2.800%	1/27/23	2,160	2,100
John Deere Capital Corp.	2.800%	3/6/23	12,808	12,486
John Deere Capital Corp.	3.450%	6/7/23	800	799
John Deere Capital Corp.	3.350%	6/12/24	17,650	17,376
John Deere Capital Corp.	2.650%	6/24/24	1,875	1,783
John Deere Capital Corp.	3.450%	3/13/25	14,965	14,790
John Deere Capital Corp.	3.400%	9/11/25	2,710	2,653
John Deere Capital Corp.	2.650%	6/10/26	2,229	2,069
John Deere Capital Corp.	2.800%	9/8/27	7,400	6,847
John Deere Capital Corp.	3.050%	1/6/28	10,800	10,226
Johnson Controls International plc	5.000%	3/30/20	16,517	16,852
Johnson Controls International plc	4.250%	3/1/21	700	710
Johnson Controls International plc	3.750%	12/1/21	50	50
Johnson Controls International plc	3.900%	2/14/26	11,282	11,094
Johnson Controls International plc	6.000%	1/15/36	1,970	2,233
Johnson Controls International plc	5.700%	3/1/41	1,300	1,379
Johnson Controls International plc	4.625%	7/2/44	3,447	3,379
Johnson Controls International plc	5.125%	9/14/45	12,247	12,698
Johnson Controls International plc	4.500%	2/15/47	10,850	10,319
Johnson Controls International plc	4.950%	7/2/64	5,795	5,593
Kennametal Inc.	3.875%	2/15/22	2,575	2,552
Kennametal Inc.	4.625%	6/15/28	8,800	8,753
L3 Technologies Inc.	4.950%	2/15/21	13,435	13,802
L3 Technologies Inc.	3.850%	6/15/23	4,275	4,275
L3 Technologies Inc.	3.950%	5/28/24	2,471	2,439
L3 Technologies Inc.	3.850%	12/15/26	1,910	1,839
L3 Technologies Inc.	4.400%	6/15/28	5,360	5,330
Lafarge SA	7.125%	7/15/36	4,610	5,578
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,490
Leggett & Platt Inc.	3.500%	11/15/27	17,075	15,950
Legrand France SA	8.500%	2/15/25	1,850	2,262
Lennox International Inc.	3.000%	11/15/23	1,000	948
Lockheed Martin Corp.	4.250%	11/15/19	6,631	6,716
Lockheed Martin Corp.	2.500%	11/23/20	21,805	21,503
Lockheed Martin Corp.	3.350%	9/15/21	25,428	25,454
Lockheed Martin Corp.	3.100%	1/15/23	10,560	10,399
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,527
Lockheed Martin Corp.	3.550%	1/15/26	2,658	2,625
Lockheed Martin Corp.	3.600%	3/1/35	7,385	6,896
Lockheed Martin Corp.	4.500%	5/15/36	4,830	5,015
Lockheed Martin Corp.	6.150%	9/1/36	14,199	17,216
Lockheed Martin Corp.	5.720%	6/1/40	5,260	6,199
Lockheed Martin Corp.	4.070%	12/15/42	3,900	3,789
Lockheed Martin Corp.	3.800%	3/1/45	2,957	2,734

	Lockheed Martin Corp.	4.700%	5/15/46	14,207	15,144
	Lockheed Martin Corp.	4.090%	9/15/52	2,621	2,492
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	5,877
	Martin Marietta Materials Inc.	3.500%	12/15/27	5,800	5,347
	Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	8,648
	Masco Corp.	4.450%	4/1/25	8,262	8,341
	Masco Corp.	4.375%	4/1/26	2,469	2,455
	Masco Corp.	3.500%	11/15/27	7,860	7,198
	Masco Corp.	6.500%	8/15/32	27	29
	Masco Corp.	4.500%	5/15/47	8,250	7,069
	Mohawk Industries Inc.	3.850%	2/1/23	12,690	12,697
	Northrop Grumman Corp.	2.080%	10/15/20	8,900	8,689
	Northrop Grumman Corp.	3.500%	3/15/21	8,728	8,770
	Northrop Grumman Corp.	2.550%	10/15/22	4,455	4,278
	Northrop Grumman Corp.	3.250%	8/1/23	2,092	2,048
	Northrop Grumman Corp.	2.930%	1/15/25	5,575	5,293
	Northrop Grumman Corp.	3.200%	2/1/27	5,675	5,350
	Northrop Grumman Corp.	3.250%	1/15/28	28,920	27,199
	Northrop Grumman Corp.	5.050%	11/15/40	6,925	7,357
	Northrop Grumman Corp.	4.750%	6/1/43	7,479	7,690
	Northrop Grumman Corp.	3.850%	4/15/45	1,904	1,730
	Northrop Grumman Corp.	4.030%	10/15/47	4,430	4,150
	Northrop Grumman Systems Corp.	7.750%	2/15/31	381	502
10	Nvent Finance Sarl	3.950%	4/15/23	2,230	2,183
10	Nvent Finance Sarl	4.550%	4/15/28	6,120	5,952
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,899
	Owens Corning	4.200%	12/15/22	13,912	13,945
	Owens Corning	4.200%	12/1/24	2,190	2,168
	Owens Corning	3.400%	8/15/26	5,275	4,843
	Owens Corning	7.000%	12/1/36	817	927
	Owens Corning	4.300%	7/15/47	5,825	4,714
	Owens Corning	4.400%	1/30/48	4,250	3,504
	Parker-Hannifin Corp.	3.500%	9/15/22	1,800	1,800
	Parker-Hannifin Corp.	3.300%	11/21/24	8,733	8,554
	Parker-Hannifin Corp.	3.250%	3/1/27	19,415	18,620
	Parker-Hannifin Corp.	4.200%	11/21/34	5,678	5,691
	Parker-Hannifin Corp.	6.250%	5/15/38	6,632	8,253
	Parker-Hannifin Corp.	4.450%	11/21/44	4,665	4,767
	Parker-Hannifin Corp.	4.100%	3/1/47	5,805	5,757
	Pentair Finance SA	2.650%	12/1/19	2,204	2,190
	Precision Castparts Corp.	2.250%	6/15/20	4,910	4,831
	Precision Castparts Corp.	2.500%	1/15/23	15,885	15,266
	Precision Castparts Corp.	3.250%	6/15/25	16,032	15,564
	Precision Castparts Corp.	3.900%	1/15/43	6,500	6,121
	Precision Castparts Corp.	4.375%	6/15/45	6,292	6,418
	Raytheon Co.	4.400%	2/15/20	3,021	3,074
	Raytheon Co.	3.125%	10/15/20	1,863	1,861
	Raytheon Co.	2.500%	12/15/22	13,078	12,632
	Raytheon Co.	3.150%	12/15/24	4,625	4,478
	Raytheon Co.	7.200%	8/15/27	2,810	3,499
	Raytheon Co.	4.875%	10/15/40	1,590	1,771
	Raytheon Co.	4.700%	12/15/41	8,700	9,479
	Raytheon Co.	4.200%	12/15/44	2,600	2,663
	Republic Services Inc.	5.000%	3/1/20	7,815	8,010
	Republic Services Inc.	5.250%	11/15/21	11,497	12,099
	Republic Services Inc.	3.550%	6/1/22	5,243	5,242
	Republic Services Inc.	4.750%	5/15/23	2,675	2,788

Republic Services Inc.	3.200%	3/15/25	2,100	2,020
Republic Services Inc.	2.900%	7/1/26	474	439
Republic Services Inc.	3.375%	11/15/27	285	271
Republic Services Inc.	6.200%	3/1/40	6,078	7,319
Republic Services Inc.	5.700%	5/15/41	14,348	16,552
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,753
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,309
Rockwell Collins Inc.	2.800%	3/15/22	3,550	3,448
Rockwell Collins Inc.	3.200%	3/15/24	15,575	15,025
Rockwell Collins Inc.	3.500%	3/15/27	9,750	9,239
Rockwell Collins Inc.	4.800%	12/15/43	4,025	4,139
Rockwell Collins Inc.	4.350%	4/15/47	12,975	12,427
Roper Technologies Inc.	3.000%	12/15/20	6,550	6,492
Roper Technologies Inc.	2.800%	12/15/21	15,821	15,458
Roper Technologies Inc.	3.125%	11/15/22	4,143	4,049
Roper Technologies Inc.	3.850%	12/15/25	1,275	1,245
Roper Technologies Inc.	3.800%	12/15/26	21,235	20,644
Snap-on Inc.	6.125%	9/1/21	3,700	3,970
Snap-on Inc.	3.250%	3/1/27	1,200	1,150
Snap-on Inc.	4.100%	3/1/48	3,700	3,664
Sonoco Products Co.	5.750%	11/1/40	6,100	6,664
Spirit AeroSystems Inc.	3.950%	6/15/23	15,285	15,242
Spirit AeroSystems Inc.	3.850%	6/15/26	5,400	5,159
Spirit AeroSystems Inc.	4.600%	6/15/28	14,315	14,213
Stanley Black & Decker Inc.	3.400%	12/1/21	2,075	2,074
Stanley Black & Decker Inc.	2.900%	11/1/22	5,076	4,949
Stanley Black & Decker Inc.	5.200%	9/1/40	6,133	6,718
Textron Inc.	4.300%	3/1/24	3,725	3,738
Textron Inc.	3.875%	3/1/25	13,545	13,282
Textron Inc.	4.000%	3/15/26	11,700	11,490
Textron Inc.	3.650%	3/15/27	30,440	28,855
Textron Inc.	3.375%	3/1/28	4,629	4,266
Timken Co.	3.875%	9/1/24	1,000	974
Timken Co.	4.500%	12/15/28	13,500	13,312
United Technologies Corp.	1.500%	11/1/19	7,900	7,773
United Technologies Corp.	4.500%	4/15/20	39,153	39,884
United Technologies Corp.	1.900%	5/4/20	15,540	15,224
United Technologies Corp.	3.350%	8/16/21	1,555	1,554
United Technologies Corp.	1.950%	11/1/21	3,850	3,681
United Technologies Corp.	2.300%	5/4/22	400	383
United Technologies Corp.	3.100%	6/1/22	7,331	7,209
United Technologies Corp.	3.650%	8/16/23	26,791	26,665
United Technologies Corp.	2.800%	5/4/24	19,105	18,136
United Technologies Corp.	3.950%	8/16/25	5,985	5,944
United Technologies Corp.	2.650%	11/1/26	3,000	2,704
United Technologies Corp.	6.700%	8/1/28	2,397	2,885
United Technologies Corp.	4.125%	11/16/28	44,460	44,283
United Technologies Corp.	7.500%	9/15/29	4,596	5,817
United Technologies Corp.	5.400%	5/1/35	7,175	7,792
United Technologies Corp.	6.050%	6/1/36	8,512	9,903
United Technologies Corp.	6.125%	7/15/38	4,596	5,407
United Technologies Corp.	4.450%	11/16/38	11,025	10,895
United Technologies Corp.	5.700%	4/15/40	10,830	12,383
United Technologies Corp.	4.500%	6/1/42	11,234	11,089
United Technologies Corp.	4.150%	5/15/45	9,325	8,698
United Technologies Corp.	3.750%	11/1/46	4,060	3,525
United Technologies Corp.	4.050%	5/4/47	2,075	1,894

United Technologies Corp.	4.625%	11/16/48	20,225	20,209
Valmont Industries Inc.	5.000%	10/1/44	9,050	8,142
Valmont Industries Inc.	5.250%	10/1/54	4,600	3,969
Vulcan Materials Co.	4.500%	4/1/25	3,810	3,811
Vulcan Materials Co.	4.500%	6/15/47	8,125	7,215
Wabtec Corp.	4.150%	3/15/24	3,225	3,201
Wabtec Corp.	3.450%	11/15/26	9,767	8,967
Waste Management Inc.	4.750%	6/30/20	10,314	10,586
Waste Management Inc.	4.600%	3/1/21	9,560	9,821
Waste Management Inc.	2.900%	9/15/22	400	391
Waste Management Inc.	2.400%	5/15/23	12,650	12,047
Waste Management Inc.	3.500%	5/15/24	3,250	3,216
Waste Management Inc.	3.125%	3/1/25	7,395	7,194
Waste Management Inc.	3.150%	11/15/27	13,233	12,591
Waste Management Inc.	3.900%	3/1/35	2,060	2,006
Waste Management Inc.	6.125%	11/30/39	575	695
Waste Management Inc.	4.100%	3/1/45	5,589	5,500
WW Grainger Inc.	4.600%	6/15/45	12,093	12,590
WW Grainger Inc.	3.750%	5/15/46	5,200	4,718
WW Grainger Inc.	4.200%	5/15/47	1,950	1,915
Xylem Inc.	4.875%	10/1/21	110	114
Xylem Inc.	3.250%	11/1/26	3,336	3,126
Xylem Inc.	4.375%	11/1/46	6,310	6,070

Communication (2.4%)
21st Century Fox America Inc.	5.650%	8/15/20	4,701	4,886
21st Century Fox America Inc.	4.500%	2/15/21	7,850	8,075
21st Century Fox America Inc.	3.000%	9/15/22	15,685	15,428
21st Century Fox America Inc.	3.700%	9/15/24	4,785	4,788
21st Century Fox America Inc.	3.700%	10/15/25	6,775	6,728
21st Century Fox America Inc.	3.375%	11/15/26	6,900	6,704
21st Century Fox America Inc.	6.550%	3/15/33	12,790	15,842
21st Century Fox America Inc.	6.200%	12/15/34	14,366	17,721
21st Century Fox America Inc.	6.400%	12/15/35	18,200	23,177
21st Century Fox America Inc.	8.150%	10/17/36	3,075	4,399
21st Century Fox America Inc.	6.150%	3/1/37	12,143	15,107
21st Century Fox America Inc.	6.900%	8/15/39	6,398	8,698
21st Century Fox America Inc.	6.150%	2/15/41	15,546	19,734
21st Century Fox America Inc.	5.400%	10/1/43	14,175	16,626
21st Century Fox America Inc.	4.750%	9/15/44	12,345	12,967
21st Century Fox America Inc.	7.750%	12/1/45	5,160	7,541
Activision Blizzard Inc.	2.300%	9/15/21	17,325	16,806
Activision Blizzard Inc.	3.400%	9/15/26	9,500	9,031
Activision Blizzard Inc.	3.400%	6/15/27	2,950	2,781
Activision Blizzard Inc.	4.500%	6/15/47	4,720	4,472
America Movil SAB de CV	5.000%	10/16/19	7,875	7,994
America Movil SAB de CV	5.000%	3/30/20	12,441	12,719
America Movil SAB de CV	3.125%	7/16/22	36,625	35,865
America Movil SAB de CV	6.375%	3/1/35	18,190	21,422
America Movil SAB de CV	6.125%	11/15/37	4,283	4,959
America Movil SAB de CV	6.125%	3/30/40	15,060	17,654
America Movil SAB de CV	4.375%	7/16/42	12,490	12,124
American Tower Corp.	2.800%	6/1/20	7,359	7,275
American Tower Corp.	5.050%	9/1/20	6,745	6,929
American Tower Corp.	3.300%	2/15/21	13,064	12,969
American Tower Corp.	3.450%	9/15/21	14,400	14,343
American Tower Corp.	5.900%	11/1/21	7,295	7,759

	American Tower Corp.	2.250%	1/15/22	6,615	6,290
	American Tower Corp.	3.500%	1/31/23	18,498	18,221
	American Tower Corp.	5.000%	2/15/24	11,886	12,416
	American Tower Corp.	4.000%	6/1/25	8,690	8,543
	American Tower Corp.	4.400%	2/15/26	1,950	1,951
	American Tower Corp.	3.375%	10/15/26	11,601	10,808
	American Tower Corp.	3.125%	1/15/27	5,345	4,861
	American Tower Corp.	3.550%	7/15/27	7,973	7,459
	American Tower Corp.	3.600%	1/15/28	7,385	6,899
	AT&T Corp.	8.250%	11/15/31	16,578	21,530
	AT&T Inc.	5.875%	10/1/19	23,945	24,582
	AT&T Inc.	5.200%	3/15/20	17,690	18,218
	AT&T Inc.	2.450%	6/30/20	29,184	28,779
	AT&T Inc.	4.600%	2/15/21	13,177	13,506
	AT&T Inc.	2.800%	2/17/21	4,000	3,938
	AT&T Inc.	5.000%	3/1/21	17,946	18,537
	AT&T Inc.	4.450%	5/15/21	6,648	6,806
	AT&T Inc.	3.875%	8/15/21	2,000	2,020
	AT&T Inc.	3.200%	3/1/22	7,919	7,799
	AT&T Inc.	3.800%	3/15/22	7,060	7,086
	AT&T Inc.	3.000%	6/30/22	34,597	33,726
	AT&T Inc.	3.600%	2/17/23	31,065	30,821
	AT&T Inc.	3.800%	3/1/24	6,425	6,352
	AT&T Inc.	4.450%	4/1/24	7,025	7,143
	AT&T Inc.	3.950%	1/15/25	13,435	13,226
	AT&T Inc.	3.400%	5/15/25	53,935	51,331
	AT&T Inc.	4.125%	2/17/26	21,662	21,365
	AT&T Inc.	4.250%	3/1/27	20,471	20,194
10	AT&T Inc.	4.100%	2/15/28	26,292	25,467
10	AT&T Inc.	4.300%	2/15/30	47,426	45,752
	AT&T Inc.	4.500%	5/15/35	21,167	19,754
	AT&T Inc.	5.250%	3/1/37	22,000	21,948
10	AT&T Inc.	4.900%	8/15/37	18,600	17,810
	AT&T Inc.	6.350%	3/15/40	11,000	12,081
	AT&T Inc.	6.000%	8/15/40	10,702	11,405
	AT&T Inc.	5.350%	9/1/40	39,718	39,362
	AT&T Inc.	6.375%	3/1/41	9,851	10,859
	AT&T Inc.	5.550%	8/15/41	10,185	10,263
	AT&T Inc.	5.150%	3/15/42	23,669	22,826
	AT&T Inc.	4.300%	12/15/42	19,850	17,135
	AT&T Inc.	4.800%	6/15/44	30,315	27,920
	AT&T Inc.	4.350%	6/15/45	28,975	24,880
	AT&T Inc.	4.750%	5/15/46	36,610	33,408
10	AT&T Inc.	5.150%	11/15/46	57,801	55,238
	AT&T Inc.	5.450%	3/1/47	20,516	20,515
	AT&T Inc.	4.500%	3/9/48	22,335	19,536
	AT&T Inc.	4.550%	3/9/49	26,517	23,346
10	AT&T Inc.	5.150%	2/15/50	22,400	21,168
	AT&T Inc.	5.700%	3/1/57	2,900	2,936
10	AT&T Inc.	5.300%	8/15/58	9,887	9,417
	Bell Canada Inc.	4.464%	4/1/48	8,525	8,341
	British Telecommunications plc	9.625%	12/15/30	28,603	40,562
	CBS Corp.	4.300%	2/15/21	5,525	5,608
	CBS Corp.	3.375%	3/1/22	7,037	6,938
	CBS Corp.	2.500%	2/15/23	12,625	11,879
10	CBS Corp.	2.900%	6/1/23	4,475	4,246
	CBS Corp.	3.700%	8/15/24	3,775	3,671

	CBS Corp.	3.500%	1/15/25	3,853	3,674
	CBS Corp.	4.000%	1/15/26	8,574	8,365
	CBS Corp.	2.900%	1/15/27	10,585	9,469
	CBS Corp.	3.375%	2/15/28	7,450	6,802
10	CBS Corp.	3.700%	6/1/28	4,985	4,651
	CBS Corp.	7.875%	7/30/30	2,339	2,928
	CBS Corp.	5.500%	5/15/33	3,065	3,205
	CBS Corp.	5.900%	10/15/40	3,150	3,451
	CBS Corp.	4.850%	7/1/42	8,636	8,343
	CBS Corp.	4.900%	8/15/44	10,454	10,172
	CBS Corp.	4.600%	1/15/45	7,091	6,700
	CC Holdings GS V LLC / Crown Castle GS
	III Corp.	3.849%	4/15/23	11,302	11,229
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	18,135	18,127
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	30,105	30,607
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.500%	2/1/24	14,065	14,152
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	47,710	48,423
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	17,595	16,239
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.200%	3/15/28	7,580	7,210
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	23,749	25,377
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	4/1/38	11,945	11,549
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.484%	10/23/45	38,156	40,867
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	26,696	25,314
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.750%	4/1/48	17,925	17,854
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.834%	10/23/55	4,950	5,443
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	7,310	8,898
	Comcast Corp.	5.150%	3/1/20	9,443	9,709
	Comcast Corp.	3.125%	7/15/22	14,182	14,001
	Comcast Corp.	2.850%	1/15/23	1,902	1,845
	Comcast Corp.	2.750%	3/1/23	21,014	20,302
	Comcast Corp.	3.000%	2/1/24	24,188	23,300
	Comcast Corp.	3.600%	3/1/24	1,826	1,804

	Comcast Corp.	3.375%	2/15/25	9,507	9,168
	Comcast Corp.	3.375%	8/15/25	15,929	15,379
	Comcast Corp.	3.150%	3/1/26	25,675	24,217
	Comcast Corp.	2.350%	1/15/27	22,310	19,613
	Comcast Corp.	3.300%	2/1/27	16,499	15,582
	Comcast Corp.	3.150%	2/15/28	17,980	16,647
	Comcast Corp.	3.550%	5/1/28	9,300	8,895
	Comcast Corp.	4.250%	1/15/33	16,162	15,816
	Comcast Corp.	7.050%	3/15/33	4,042	5,048
	Comcast Corp.	4.200%	8/15/34	13,589	13,058
	Comcast Corp.	5.650%	6/15/35	4,371	4,816
	Comcast Corp.	4.400%	8/15/35	11,866	11,606
	Comcast Corp.	6.500%	11/15/35	17,505	21,117
	Comcast Corp.	3.200%	7/15/36	10,445	8,706
	Comcast Corp.	6.450%	3/15/37	11,419	13,602
	Comcast Corp.	6.950%	8/15/37	14,839	18,371
	Comcast Corp.	3.900%	3/1/38	9,375	8,574
	Comcast Corp.	6.400%	5/15/38	9,747	11,552
	Comcast Corp.	6.400%	3/1/40	870	1,038
	Comcast Corp.	4.650%	7/15/42	23,322	23,063
	Comcast Corp.	4.500%	1/15/43	6,286	6,062
	Comcast Corp.	4.600%	8/15/45	22,655	22,080
	Comcast Corp.	3.400%	7/15/46	15,064	12,187
	Comcast Corp.	4.000%	8/15/47	8,002	7,166
	Comcast Corp.	3.969%	11/1/47	25,550	22,648
	Comcast Corp.	3.999%	11/1/49	21,346	19,015
	Comcast Corp.	4.049%	11/1/52	8,445	7,440
	Crown Castle International Corp.	3.400%	2/15/21	14,805	14,767
	Crown Castle International Corp.	2.250%	9/1/21	7,550	7,247
	Crown Castle International Corp.	4.875%	4/15/22	7,990	8,227
	Crown Castle International Corp.	5.250%	1/15/23	12,819	13,451
	Crown Castle International Corp.	3.150%	7/15/23	6,250	6,011
	Crown Castle International Corp.	3.200%	9/1/24	8,400	7,983
	Crown Castle International Corp.	4.450%	2/15/26	22,565	22,685
	Crown Castle International Corp.	3.700%	6/15/26	13,775	13,130
	Crown Castle International Corp.	4.000%	3/1/27	3,580	3,452
	Crown Castle International Corp.	3.650%	9/1/27	16,903	15,829
	Crown Castle International Corp.	3.800%	2/15/28	11,025	10,453
	Crown Castle International Corp.	4.750%	5/15/47	4,250	4,027
	Deutsche Telekom International Finance
	BV	8.750%	6/15/30	43,508	58,409
10	Discovery Communications LLC	2.750%	11/15/19	5,465	5,425
10	Discovery Communications LLC	2.800%	6/15/20	5,325	5,271
	Discovery Communications LLC	4.375%	6/15/21	4,875	4,960
	Discovery Communications LLC	3.300%	5/15/22	5,425	5,295
10	Discovery Communications LLC	3.500%	6/15/22	4,050	3,984
	Discovery Communications LLC	2.950%	3/20/23	12,957	12,413
	Discovery Communications LLC	3.250%	4/1/23	2,750	2,644
	Discovery Communications LLC	3.800%	3/13/24	5,000	4,900
10	Discovery Communications LLC	3.900%	11/15/24	7,675	7,505
	Discovery Communications LLC	3.450%	3/15/25	3,480	3,286
10	Discovery Communications LLC	3.950%	6/15/25	5,700	5,554
	Discovery Communications LLC	4.900%	3/11/26	7,440	7,620
	Discovery Communications LLC	3.950%	3/20/28	19,350	18,388
	Discovery Communications LLC	5.000%	9/20/37	13,326	12,978
	Discovery Communications LLC	6.350%	6/1/40	8,046	8,853
	Discovery Communications LLC	4.950%	5/15/42	5,446	5,129

Discovery Communications LLC	4.875%	4/1/43	9,600	8,959
Discovery Communications LLC	5.200%	9/20/47	13,554	13,240
Electronic Arts Inc.	3.700%	3/1/21	9,990	10,063
Electronic Arts Inc.	4.800%	3/1/26	4,040	4,218
Grupo Televisa SAB	6.625%	3/18/25	3,864	4,361
Grupo Televisa SAB	4.625%	1/30/26	2,825	2,860
Grupo Televisa SAB	8.500%	3/11/32	460	583
Grupo Televisa SAB	6.625%	1/15/40	6,393	7,290
Grupo Televisa SAB	5.000%	5/13/45	20,016	18,682
Grupo Televisa SAB	6.125%	1/31/46	4,953	5,359
Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,500	2,500
Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,500	5,510
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,675	5,617
Interpublic Group of Cos. Inc.	4.200%	4/15/24	5,465	5,479
Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,020	7,029
Interpublic Group of Cos. Inc.	5.400%	10/1/48	9,000	8,934
Koninklijke KPN NV	8.375%	10/1/30	6,571	8,447
Moody's Corp.	5.500%	9/1/20	1,640	1,705
Moody's Corp.	3.250%	6/7/21	3,000	2,991
Moody's Corp.	2.750%	12/15/21	5,825	5,697
Moody's Corp.	4.500%	9/1/22	15,750	16,219
Moody's Corp.	4.875%	2/15/24	7,160	7,479
Moody's Corp.	5.250%	7/15/44	7,375	8,094
NBCUniversal Media LLC	5.150%	4/30/20	18,355	18,917
NBCUniversal Media LLC	4.375%	4/1/21	20,815	21,305
NBCUniversal Media LLC	2.875%	1/15/23	16,384	15,886
NBCUniversal Media LLC	6.400%	4/30/40	10,415	12,499
NBCUniversal Media LLC	5.950%	4/1/41	5,583	6,362
NBCUniversal Media LLC	4.450%	1/15/43	14,652	13,986
Omnicom Group Inc.	4.450%	8/15/20	10,540	10,749
Omnicom Group Inc.	3.625%	5/1/22	13,318	13,251
Omnicom Group Inc.	3.650%	11/1/24	10,563	10,284
Omnicom Group Inc.	3.600%	4/15/26	10,801	10,249
Orange SA	1.625%	11/3/19	11,767	11,588
Orange SA	4.125%	9/14/21	24,345	24,949
Orange SA	9.000%	3/1/31	23,500	33,240
Orange SA	5.375%	1/13/42	18,405	20,211
Orange SA	5.500%	2/6/44	871	977
RELX Capital Inc.	3.125%	10/15/22	11,543	11,264
RELX Capital Inc.	3.500%	3/16/23	5,895	5,821
Rogers Communications Inc.	3.000%	3/15/23	7,075	6,855
Rogers Communications Inc.	4.100%	10/1/23	5,646	5,711
Rogers Communications Inc.	3.625%	12/15/25	3,990	3,889
Rogers Communications Inc.	2.900%	11/15/26	5,275	4,840
Rogers Communications Inc.	7.500%	8/15/38	1,698	2,252
Rogers Communications Inc.	4.500%	3/15/43	4,468	4,308
Rogers Communications Inc.	5.450%	10/1/43	1,100	1,190
Rogers Communications Inc.	5.000%	3/15/44	11,448	11,871
Rogers Communications Inc.	4.300%	2/15/48	11,025	10,618
S&P Global Inc.	3.300%	8/14/20	8,935	8,934
S&P Global Inc.	4.000%	6/15/25	8,219	8,241
S&P Global Inc.	4.400%	2/15/26	9,825	10,084
S&P Global Inc.	2.950%	1/22/27	5,680	5,257
S&P Global Inc.	6.550%	11/15/37	4,840	6,046
S&P Global Inc.	4.500%	5/15/48	5,535	5,544
TCI Communications Inc.	7.875%	2/15/26	5,293	6,487
TCI Communications Inc.	7.125%	2/15/28	2,472	2,952

Telefonica Emisiones SAU	5.134%	4/27/20	9,985	10,259
Telefonica Emisiones SAU	5.462%	2/16/21	26,974	28,153
Telefonica Emisiones SAU	4.570%	4/27/23	8,107	8,330
Telefonica Emisiones SAU	4.103%	3/8/27	19,665	18,890
Telefonica Emisiones SAU	7.045%	6/20/36	22,902	27,490
Telefonica Emisiones SAU	4.665%	3/6/38	10,002	9,448
Telefonica Emisiones SAU	5.213%	3/8/47	29,910	29,151
Telefonica Emisiones SAU	4.895%	3/6/48	9,375	8,722
Telefonica Europe BV	8.250%	9/15/30	7,027	9,020
TELUS Corp.	2.800%	2/16/27	8,110	7,356
Thomson Reuters Corp.	4.700%	10/15/19	1,850	1,883
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,002
Thomson Reuters Corp.	4.300%	11/23/23	9,483	9,659
Thomson Reuters Corp.	3.850%	9/29/24	7,200	7,054
Thomson Reuters Corp.	3.350%	5/15/26	5,200	4,797
Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,535
Thomson Reuters Corp.	5.850%	4/15/40	5,995	6,521
Thomson Reuters Corp.	4.500%	5/23/43	1,625	1,506
Thomson Reuters Corp.	5.650%	11/23/43	9,500	9,986
Time Warner Cable LLC	5.000%	2/1/20	17,660	18,021
Time Warner Cable LLC	4.125%	2/15/21	2,967	2,985
Time Warner Cable LLC	4.000%	9/1/21	14,097	14,149
Time Warner Cable LLC	6.550%	5/1/37	14,398	15,619
Time Warner Cable LLC	7.300%	7/1/38	16,088	18,430
Time Warner Cable LLC	6.750%	6/15/39	17,476	19,043
Time Warner Cable LLC	5.875%	11/15/40	18,908	18,945
Time Warner Cable LLC	5.500%	9/1/41	14,378	13,809
Time Warner Cable LLC	4.500%	9/15/42	13,440	11,324
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,013	8,745
Time Warner Inc.	4.700%	1/15/21	7,920	8,130
Time Warner Inc.	4.750%	3/29/21	15,265	15,725
Time Warner Inc.	4.000%	1/15/22	3,100	3,134
Time Warner Inc.	3.400%	6/15/22	7,995	7,894
Time Warner Inc.	4.050%	12/15/23	6,400	6,440
Time Warner Inc.	3.550%	6/1/24	7,250	7,029
Time Warner Inc.	3.600%	7/15/25	23,026	22,054
Time Warner Inc.	3.875%	1/15/26	24,980	24,178
Time Warner Inc.	3.800%	2/15/27	15,159	14,493
Time Warner Inc.	6.200%	3/15/40	3,800	4,098
Time Warner Inc.	6.100%	7/15/40	3,725	3,968
Time Warner Inc.	5.375%	10/15/41	8,224	8,146
Time Warner Inc.	4.900%	6/15/42	6,844	6,399
Time Warner Inc.	5.350%	12/15/43	15,615	15,363
Time Warner Inc.	4.650%	6/1/44	14,117	12,694
Verizon Communications Inc.	2.625%	2/21/20	13,970	13,882
Verizon Communications Inc.	3.450%	3/15/21	10,520	10,559
Verizon Communications Inc.	4.600%	4/1/21	14,800	15,260
Verizon Communications Inc.	1.750%	8/15/21	3,050	2,924
Verizon Communications Inc.	3.000%	11/1/21	14,821	14,660
Verizon Communications Inc.	3.500%	11/1/21	19,914	19,981
Verizon Communications Inc.	3.125%	3/16/22	14,725	14,577
Verizon Communications Inc.	2.450%	11/1/22	11,725	11,241
Verizon Communications Inc.	5.150%	9/15/23	46,433	49,657
Verizon Communications Inc.	4.150%	3/15/24	13,685	13,955
Verizon Communications Inc.	3.500%	11/1/24	27,574	27,149
Verizon Communications Inc.	3.376%	2/15/25	45,483	44,232
Verizon Communications Inc.	2.625%	8/15/26	27,725	25,130

	Verizon Communications Inc.	4.125%	3/16/27	31,600	31,625
10	Verizon Communications Inc.	4.329%	9/21/28	49,067	49,354
	Verizon Communications Inc.	4.500%	8/10/33	42,315	41,755
	Verizon Communications Inc.	4.400%	11/1/34	34,188	33,340
	Verizon Communications Inc.	4.272%	1/15/36	36,754	35,030
	Verizon Communications Inc.	5.250%	3/16/37	37,472	39,853
	Verizon Communications Inc.	4.812%	3/15/39	7,110	7,149
	Verizon Communications Inc.	4.750%	11/1/41	12,309	12,089
	Verizon Communications Inc.	3.850%	11/1/42	13,342	11,595
	Verizon Communications Inc.	4.125%	8/15/46	20,357	18,257
	Verizon Communications Inc.	4.862%	8/21/46	56,461	56,648
	Verizon Communications Inc.	5.500%	3/16/47	14,340	15,583
	Verizon Communications Inc.	4.522%	9/15/48	50,843	47,993
	Verizon Communications Inc.	5.012%	4/15/49	46,057	47,016
	Verizon Communications Inc.	5.012%	8/21/54	58,655	58,672
	Verizon Communications Inc.	4.672%	3/15/55	46,771	44,209
	Viacom Inc.	3.875%	12/15/21	4,908	4,920
	Viacom Inc.	4.250%	9/1/23	13,476	13,575
	Viacom Inc.	3.875%	4/1/24	9,662	9,491
	Viacom Inc.	3.450%	10/4/26	8,800	8,222
	Viacom Inc.	6.875%	4/30/36	9,089	10,343
	Viacom Inc.	4.375%	3/15/43	23,403	20,432
	Viacom Inc.	5.850%	9/1/43	10,565	11,032
	Vodafone Group plc	4.375%	3/16/21	5,025	5,138
	Vodafone Group plc	2.500%	9/26/22	13,384	12,839
	Vodafone Group plc	2.950%	2/19/23	17,045	16,441
	Vodafone Group plc	3.750%	1/16/24	21,400	21,159
	Vodafone Group plc	4.125%	5/30/25	20,450	20,356
	Vodafone Group plc	4.375%	5/30/28	36,240	35,681
	Vodafone Group plc	7.875%	2/15/30	2,878	3,562
	Vodafone Group plc	6.250%	11/30/32	7,400	8,223
	Vodafone Group plc	6.150%	2/27/37	12,025	13,337
	Vodafone Group plc	5.000%	5/30/38	16,369	16,206
	Vodafone Group plc	4.375%	2/19/43	16,974	15,158
	Vodafone Group plc	5.250%	5/30/48	32,975	33,072
	Walt Disney Co.	1.950%	3/4/20	6,175	6,094
	Walt Disney Co.	1.800%	6/5/20	8,450	8,278
	Walt Disney Co.	2.150%	9/17/20	4,000	3,925
	Walt Disney Co.	2.300%	2/12/21	7,941	7,791
	Walt Disney Co.	2.750%	8/16/21	9,193	9,087
	Walt Disney Co.	2.550%	2/15/22	3,831	3,735
	Walt Disney Co.	2.450%	3/4/22	3,200	3,100
	Walt Disney Co.	2.350%	12/1/22	4,386	4,204
	Walt Disney Co.	3.150%	9/17/25	7,100	6,907
	Walt Disney Co.	3.000%	2/13/26	13,925	13,342
	Walt Disney Co.	1.850%	7/30/26	28,400	24,975
	Walt Disney Co.	7.000%	3/1/32	2,843	3,713
	Walt Disney Co.	4.375%	8/16/41	7,875	8,055
	Walt Disney Co.	4.125%	12/1/41	12,800	12,568
	Walt Disney Co.	3.700%	12/1/42	8,759	8,100
	Walt Disney Co.	3.000%	7/30/46	2,045	1,648
	Warner Media LLC	7.625%	4/15/31	3,700	4,658
	WPP Finance 2010	4.750%	11/21/21	14,459	14,725
	WPP Finance 2010	3.625%	9/7/22	7,006	6,872
	WPP Finance 2010	3.750%	9/19/24	6,415	6,155
	WPP Finance 2010	5.125%	9/7/42	1,665	1,585
	WPP Finance 2010	5.625%	11/15/43	7,365	7,572

Consumer Cyclical (2.0%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,730	2,767
Advance Auto Parts Inc.	4.500%	12/1/23	4,771	4,842
Alibaba Group Holding Ltd.	2.500%	11/28/19	23,600	23,481
Alibaba Group Holding Ltd.	3.125%	11/28/21	7,440	7,346
Alibaba Group Holding Ltd.	2.800%	6/6/23	7,700	7,399
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,119	18,784
Alibaba Group Holding Ltd.	3.400%	12/6/27	29,450	27,469
Alibaba Group Holding Ltd.	4.500%	11/28/34	6,810	6,688
Alibaba Group Holding Ltd.	4.000%	12/6/37	5,550	5,093
Alibaba Group Holding Ltd.	4.200%	12/6/47	9,350	8,490
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,075	8,293
Amazon.com Inc.	2.600%	12/5/19	17,227	17,196
Amazon.com Inc.	1.900%	8/21/20	12,125	11,886
Amazon.com Inc.	3.300%	12/5/21	12,624	12,683
Amazon.com Inc.	2.500%	11/29/22	8,083	7,829
Amazon.com Inc.	2.400%	2/22/23	14,550	13,986
Amazon.com Inc.	2.800%	8/22/24	16,768	16,177
Amazon.com Inc.	3.800%	12/5/24	6,046	6,164
Amazon.com Inc.	5.200%	12/3/25	12,005	13,164
Amazon.com Inc.	3.150%	8/22/27	20,150	19,267
Amazon.com Inc.	4.800%	12/5/34	17,930	19,558
Amazon.com Inc.	3.875%	8/22/37	22,190	21,680
Amazon.com Inc.	4.950%	12/5/44	17,275	19,379
Amazon.com Inc.	4.050%	8/22/47	36,380	35,770
Amazon.com Inc.	4.250%	8/22/57	30,815	30,582
American Honda Finance Corp.	2.000%	11/13/19	11,050	10,915
American Honda Finance Corp.	2.000%	2/14/20	8,200	8,085
American Honda Finance Corp.	2.150%	3/13/20	3,875	3,817
American Honda Finance Corp.	1.950%	7/20/20	6,185	6,061
American Honda Finance Corp.	2.450%	9/24/20	19,067	18,849
American Honda Finance Corp.	2.650%	2/12/21	12,100	11,949
American Honda Finance Corp.	1.650%	7/12/21	10,280	9,859
American Honda Finance Corp.	1.700%	9/9/21	15,625	14,952
American Honda Finance Corp.	2.600%	11/16/22	6,000	5,816
American Honda Finance Corp.	3.450%	7/14/23	5,050	5,038
American Honda Finance Corp.	2.900%	2/16/24	7,275	7,033
American Honda Finance Corp.	2.300%	9/9/26	3,950	3,562
American Honda Finance Corp.	3.500%	2/15/28	3,500	3,425
Aptiv plc	3.150%	11/19/20	7,440	7,347
Aptiv plc	4.250%	1/15/26	9,325	9,202
Aptiv plc	4.400%	10/1/46	4,220	3,772
Automatic Data Processing Inc.	2.250%	9/15/20	10,311	10,155
Automatic Data Processing Inc.	3.375%	9/15/25	7,560	7,487
AutoNation Inc.	5.500%	2/1/20	2,376	2,435
AutoNation Inc.	3.350%	1/15/21	3,205	3,177
AutoNation Inc.	3.500%	11/15/24	4,800	4,536
AutoNation Inc.	4.500%	10/1/25	7,525	7,465
AutoNation Inc.	3.800%	11/15/27	3,685	3,420
AutoZone Inc.	2.500%	4/15/21	3,605	3,515
AutoZone Inc.	3.700%	4/15/22	9,236	9,271
AutoZone Inc.	2.875%	1/15/23	5,891	5,676
AutoZone Inc.	3.125%	7/15/23	510	496
AutoZone Inc.	3.250%	4/15/25	6,060	5,716
AutoZone Inc.	3.125%	4/21/26	4,860	4,512
AutoZone Inc.	3.750%	6/1/27	5,425	5,209

Bed Bath & Beyond Inc.	3.749%	8/1/24	1,485	1,296
Bed Bath & Beyond Inc.	4.915%	8/1/34	3,990	3,215
Bed Bath & Beyond Inc.	5.165%	8/1/44	8,180	5,684
Best Buy Co. Inc.	5.500%	3/15/21	2,911	3,038
Best Buy Co. Inc.	4.450%	10/1/28	10,000	9,989
Block Financial LLC	4.125%	10/1/20	5,315	5,355
Block Financial LLC	5.500%	11/1/22	2,865	2,968
Block Financial LLC	5.250%	10/1/25	12,310	12,365
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,162
Booking Holdings Inc.	3.650%	3/15/25	3,625	3,555
Booking Holdings Inc.	3.600%	6/1/26	21,735	21,062
Booking Holdings Inc.	3.550%	3/15/28	5,350	5,020
BorgWarner Inc.	4.625%	9/15/20	1,000	1,019
BorgWarner Inc.	3.375%	3/15/25	900	868
BorgWarner Inc.	4.375%	3/15/45	5,615	5,285
Carnival Corp.	3.950%	10/15/20	4,160	4,217
Costco Wholesale Corp.	1.700%	12/15/19	8,263	8,151
Costco Wholesale Corp.	1.750%	2/15/20	4,425	4,353
Costco Wholesale Corp.	2.150%	5/18/21	6,955	6,797
Costco Wholesale Corp.	2.250%	2/15/22	4,200	4,075
Costco Wholesale Corp.	2.300%	5/18/22	11,626	11,260
Costco Wholesale Corp.	2.750%	5/18/24	15,534	15,023
Costco Wholesale Corp.	3.000%	5/18/27	13,788	13,086
Cummins Inc.	3.650%	10/1/23	2,125	2,149
Cummins Inc.	7.125%	3/1/28	1,250	1,527
Cummins Inc.	4.875%	10/1/43	6,320	6,835
Daimler Finance North America LLC	8.500%	1/18/31	13,812	19,234
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,336
Darden Restaurants Inc.	4.550%	2/15/48	5,295	5,008
Delphi Corp.	4.150%	3/15/24	7,520	7,536
Dollar General Corp.	3.250%	4/15/23	12,720	12,402
Dollar General Corp.	4.150%	11/1/25	3,520	3,532
Dollar General Corp.	3.875%	4/15/27	3,575	3,479
Dollar General Corp.	4.125%	5/1/28	7,325	7,212
Dollar Tree Inc.	3.700%	5/15/23	6,000	5,924
Dollar Tree Inc.	4.000%	5/15/25	17,000	16,608
Dollar Tree Inc.	4.200%	5/15/28	17,000	16,496
DR Horton Inc.	2.550%	12/1/20	2,450	2,400
DR Horton Inc.	4.375%	9/15/22	5,800	5,880
DR Horton Inc.	4.750%	2/15/23	3,193	3,268
DR Horton Inc.	5.750%	8/15/23	7,445	7,919
eBay Inc.	2.150%	6/5/20	7,425	7,294
eBay Inc.	3.250%	10/15/20	5,330	5,322
eBay Inc.	2.875%	8/1/21	7,685	7,568
eBay Inc.	3.800%	3/9/22	5,882	5,926
eBay Inc.	2.600%	7/15/22	7,605	7,336
eBay Inc.	2.750%	1/30/23	6,265	6,027
eBay Inc.	3.450%	8/1/24	8,371	8,161
eBay Inc.	3.600%	6/5/27	8,725	8,248
eBay Inc.	4.000%	7/15/42	8,659	7,096
Expedia Group Inc.	5.950%	8/15/20	7,716	8,072
Expedia Group Inc.	4.500%	8/15/24	5,130	5,149
Expedia Group Inc.	5.000%	2/15/26	9,275	9,450
Expedia Group Inc.	3.800%	2/15/28	6,525	6,012
Ford Holdings LLC	9.300%	3/1/30	4,325	5,288
Ford Motor Co.	4.346%	12/8/26	15,408	14,526
Ford Motor Co.	6.625%	10/1/28	5,861	6,195

Ford Motor Co.	6.375%	2/1/29	6,944	7,150
Ford Motor Co.	7.450%	7/16/31	12,886	14,300
Ford Motor Co.	4.750%	1/15/43	8,863	7,389
Ford Motor Co.	7.400%	11/1/46	6,395	7,109
Ford Motor Co.	5.291%	12/8/46	17,045	15,184
Ford Motor Credit Co. LLC	2.597%	11/4/19	10,121	10,039
Ford Motor Credit Co. LLC	2.681%	1/9/20	18,500	18,306
Ford Motor Credit Co. LLC	8.125%	1/15/20	17,747	18,746
Ford Motor Credit Co. LLC	2.459%	3/27/20	2,102	2,067
Ford Motor Credit Co. LLC	3.157%	8/4/20	4,923	4,877
Ford Motor Credit Co. LLC	2.343%	11/2/20	11,050	10,732
Ford Motor Credit Co. LLC	3.200%	1/15/21	17,503	17,229
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	17,870
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,461	15,244
Ford Motor Credit Co. LLC	3.470%	4/5/21	100	99
Ford Motor Credit Co. LLC	5.875%	8/2/21	16,136	16,867
Ford Motor Credit Co. LLC	3.813%	10/12/21	10,800	10,721
Ford Motor Credit Co. LLC	3.219%	1/9/22	11,767	11,377
Ford Motor Credit Co. LLC	3.339%	3/28/22	11,542	11,155
Ford Motor Credit Co. LLC	2.979%	8/3/22	23,850	22,620
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,740	7,669
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	3,892
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,320	13,159
Ford Motor Credit Co. LLC	3.810%	1/9/24	9,921	9,461
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,795	4,487
Ford Motor Credit Co. LLC	4.687%	6/9/25	11,325	11,043
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,913	16,900
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,152	9,662
Ford Motor Credit Co. LLC	3.815%	11/2/27	6,783	6,071
General Motors Co.	4.875%	10/2/23	18,653	19,093
General Motors Co.	4.000%	4/1/25	5,281	5,066
General Motors Co.	5.000%	10/1/28	3,950	3,891
General Motors Co.	5.000%	4/1/35	12,349	11,574
General Motors Co.	6.600%	4/1/36	6,567	6,985
General Motors Co.	5.150%	4/1/38	4,383	4,064
General Motors Co.	6.250%	10/2/43	16,878	17,295
General Motors Co.	5.200%	4/1/45	15,537	14,037
General Motors Co.	6.750%	4/1/46	12,403	13,451
General Motors Co.	5.400%	4/1/48	14,186	13,243
General Motors Co.	5.950%	4/1/49	6,300	6,249
General Motors Financial Co. Inc.	2.350%	10/4/19	8,504	8,445
General Motors Financial Co. Inc.	3.150%	1/15/20	10,225	10,218
General Motors Financial Co. Inc.	2.650%	4/13/20	16,950	16,772
General Motors Financial Co. Inc.	3.200%	7/13/20	38,220	38,114
General Motors Financial Co. Inc.	2.450%	11/6/20	27,815	27,224
General Motors Financial Co. Inc.	3.700%	11/24/20	16,187	16,270
General Motors Financial Co. Inc.	4.200%	3/1/21	9,688	9,808
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,741
General Motors Financial Co. Inc.	3.200%	7/6/21	18,531	18,284
General Motors Financial Co. Inc.	4.375%	9/25/21	6,400	6,506
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,294
General Motors Financial Co. Inc.	3.450%	4/10/22	14,244	14,010
General Motors Financial Co. Inc.	3.150%	6/30/22	8,665	8,424
General Motors Financial Co. Inc.	3.250%	1/5/23	3,400	3,281
General Motors Financial Co. Inc.	3.700%	5/9/23	17,010	16,625
General Motors Financial Co. Inc.	4.250%	5/15/23	13,292	13,256
General Motors Financial Co. Inc.	4.150%	6/19/23	2,000	1,991

General Motors Financial Co. Inc.	3.950%	4/13/24	13,911	13,537
General Motors Financial Co. Inc.	3.500%	11/7/24	20,702	19,508
General Motors Financial Co. Inc.	4.000%	1/15/25	9,811	9,449
General Motors Financial Co. Inc.	4.350%	4/9/25	9,875	9,687
General Motors Financial Co. Inc.	4.300%	7/13/25	9,934	9,669
General Motors Financial Co. Inc.	5.250%	3/1/26	5,969	6,096
General Motors Financial Co. Inc.	4.000%	10/6/26	9,526	8,949
General Motors Financial Co. Inc.	4.350%	1/17/27	15,884	15,196
General Motors Financial Co. Inc.	3.850%	1/5/28	5,800	5,276
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,614	8,765
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,000	1,008
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,700	5,899
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,200	10,353
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,625	8,744
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	425	438
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	7,665	7,684
Harley-Davidson Inc.	3.500%	7/28/25	9,325	8,923
Harley-Davidson Inc.	4.625%	7/28/45	6,290	5,867
Harman International Industries Inc.	4.150%	5/15/25	4,125	4,098
Home Depot Inc.	1.800%	6/5/20	15,000	14,758
Home Depot Inc.	3.950%	9/15/20	5,225	5,308
Home Depot Inc.	2.000%	4/1/21	9,234	8,978
Home Depot Inc.	4.400%	4/1/21	33,073	33,976
Home Depot Inc.	2.625%	6/1/22	17,560	17,204
Home Depot Inc.	2.700%	4/1/23	3,715	3,619
Home Depot Inc.	3.750%	2/15/24	10,873	11,076
Home Depot Inc.	3.350%	9/15/25	3,885	3,834
Home Depot Inc.	3.000%	4/1/26	10,825	10,385
Home Depot Inc.	2.125%	9/15/26	7,750	6,934
Home Depot Inc.	2.800%	9/14/27	13,500	12,582
Home Depot Inc.	5.875%	12/16/36	32,988	40,167
Home Depot Inc.	5.400%	9/15/40	5,668	6,607
Home Depot Inc.	5.950%	4/1/41	11,653	14,527
Home Depot Inc.	4.200%	4/1/43	16,390	16,521
Home Depot Inc.	4.875%	2/15/44	12,094	13,323
Home Depot Inc.	4.400%	3/15/45	5,097	5,302
Home Depot Inc.	4.250%	4/1/46	13,243	13,508
Home Depot Inc.	3.900%	6/15/47	6,150	5,925
Home Depot Inc.	3.500%	9/15/56	10,925	9,521
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,404
Hyatt Hotels Corp.	3.375%	7/15/23	3,486	3,407
Hyatt Hotels Corp.	4.850%	3/15/26	925	950
Hyatt Hotels Corp.	4.375%	9/15/28	6,105	5,970
IHS Markit Ltd.	4.750%	8/1/28	7,110	7,119
JD.com Inc.	3.875%	4/29/26	5,420	4,967
Kohl's Corp.	4.000%	11/1/21	3,830	3,853
Kohl's Corp.	3.250%	2/1/23	1,058	1,018
Kohl's Corp.	4.750%	12/15/23	584	602
Kohl's Corp.	4.250%	7/17/25	5,890	5,878
Kohl's Corp.	5.550%	7/17/45	3,660	3,513
Lear Corp.	5.250%	1/15/25	7,062	7,300
Lear Corp.	3.800%	9/15/27	4,725	4,382
Lowe's Cos Inc.	4.625%	4/15/20	375	381
Lowe's Cos. Inc.	3.750%	4/15/21	2,072	2,097
Lowe's Cos. Inc.	3.800%	11/15/21	2,350	2,385
Lowe's Cos. Inc.	3.120%	4/15/22	8,908	8,850
Lowe's Cos. Inc.	3.875%	9/15/23	14,494	14,742

Lowe's Cos. Inc.	3.125%	9/15/24	12,869	12,594
Lowe's Cos. Inc.	3.375%	9/15/25	11,325	11,146
Lowe's Cos. Inc.	2.500%	4/15/26	12,040	11,057
Lowe's Cos. Inc.	3.100%	5/3/27	17,618	16,766
Lowe's Cos. Inc.	6.500%	3/15/29	1,099	1,334
Lowe's Cos. Inc.	4.650%	4/15/42	17,244	17,954
Lowe's Cos. Inc.	4.250%	9/15/44	3,905	3,854
Lowe's Cos. Inc.	4.375%	9/15/45	9,995	10,037
Lowe's Cos. Inc.	3.700%	4/15/46	15,946	14,536
Lowe's Cos. Inc.	4.050%	5/3/47	19,525	18,733
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,735	2,721
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,118	1,107
Macy's Retail Holdings Inc.	2.875%	2/15/23	13,725	12,997
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,310	3,321
Macy's Retail Holdings Inc.	3.625%	6/1/24	1,375	1,313
Macy's Retail Holdings Inc.	6.650%	7/15/24	105	114
Macy's Retail Holdings Inc.	6.900%	4/1/29	4,140	4,370
Macy's Retail Holdings Inc.	4.500%	12/15/34	7,057	5,736
Magna International Inc.	3.625%	6/15/24	8,877	8,751
Magna International Inc.	4.150%	10/1/25	1,708	1,708
Marriott International Inc.	3.375%	10/15/20	9,008	8,991
Marriott International Inc.	2.875%	3/1/21	5,125	5,035
Marriott International Inc.	3.125%	10/15/21	3,992	3,941
Marriott International Inc.	2.300%	1/15/22	3,200	3,068
Marriott International Inc.	3.250%	9/15/22	3,000	2,947
Marriott International Inc.	3.750%	3/15/25	4,650	4,532
Marriott International Inc.	3.750%	10/1/25	4,460	4,341
Marriott International Inc.	3.125%	6/15/26	7,269	6,776
Marriott International Inc.	4.000%	4/15/28	7,175	6,994
Mastercard Inc.	2.000%	11/21/21	5,200	5,010
Mastercard Inc.	3.375%	4/1/24	9,903	9,899
Mastercard Inc.	2.950%	11/21/26	8,340	7,930
Mastercard Inc.	3.500%	2/26/28	3,100	3,051
Mastercard Inc.	3.800%	11/21/46	5,240	5,021
Mastercard Inc.	3.950%	2/26/48	6,315	6,230
McDonald's Corp.	3.500%	7/15/20	115	116
McDonald's Corp.	2.750%	12/9/20	6,451	6,404
McDonald's Corp.	3.625%	5/20/21	1,220	1,232
McDonald's Corp.	2.625%	1/15/22	13,862	13,494
McDonald's Corp.	3.350%	4/1/23	12,835	12,742
McDonald's Corp.	3.250%	6/10/24	275	268
McDonald's Corp.	3.375%	5/26/25	8,540	8,307
McDonald's Corp.	3.700%	1/30/26	18,374	18,218
McDonald's Corp.	3.500%	3/1/27	10,414	10,107
McDonald's Corp.	3.800%	4/1/28	15,625	15,351
McDonald's Corp.	4.700%	12/9/35	11,607	12,080
McDonald's Corp.	6.300%	10/15/37	4,438	5,319
McDonald's Corp.	6.300%	3/1/38	11,131	13,398
McDonald's Corp.	5.700%	2/1/39	10,152	11,486
McDonald's Corp.	3.700%	2/15/42	6,574	5,749
McDonald's Corp.	3.625%	5/1/43	5,033	4,302
McDonald's Corp.	4.600%	5/26/45	6,269	6,240
McDonald's Corp.	4.875%	12/9/45	18,835	19,663
McDonald's Corp.	4.450%	3/1/47	9,342	9,135
McDonald's Corp.	4.450%	9/1/48	12,305	12,164
NIKE Inc.	2.250%	5/1/23	740	706
NIKE Inc.	2.375%	11/1/26	13,605	12,299

	NIKE Inc.	3.625%	5/1/43	4,818	4,439
	NIKE Inc.	3.875%	11/1/45	13,244	12,701
	NIKE Inc.	3.375%	11/1/46	4,500	3,933
	Nordstrom Inc.	4.750%	5/1/20	4,500	4,605
	Nordstrom Inc.	4.000%	10/15/21	9,656	9,721
	Nordstrom Inc.	4.000%	3/15/27	4,290	4,157
	Nordstrom Inc.	6.950%	3/15/28	760	842
	Nordstrom Inc.	5.000%	1/15/44	10,572	9,734
	NVR Inc.	3.950%	9/15/22	8,836	8,834
	O'Reilly Automotive Inc.	4.875%	1/14/21	900	926
	O'Reilly Automotive Inc.	4.625%	9/15/21	5,268	5,416
	O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	3,951
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,875	6,882
	O'Reilly Automotive Inc.	3.550%	3/15/26	2,873	2,752
	O'Reilly Automotive Inc.	3.600%	9/1/27	7,850	7,444
	PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,163
	PACCAR Financial Corp.	2.050%	11/13/20	5,350	5,208
	PACCAR Financial Corp.	2.250%	2/25/21	3,000	2,924
	PACCAR Financial Corp.	2.800%	3/1/21	3,850	3,805
	PACCAR Financial Corp.	3.150%	8/9/21	1,745	1,738
	PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,622
	PACCAR Financial Corp.	3.400%	8/9/23	6,090	6,059
	QVC Inc.	5.125%	7/2/22	2,631	2,666
	QVC Inc.	4.375%	3/15/23	4,876	4,814
	QVC Inc.	4.850%	4/1/24	5,113	5,061
	QVC Inc.	4.450%	2/15/25	1,452	1,380
	QVC Inc.	5.450%	8/15/34	3,494	3,141
	QVC Inc.	5.950%	3/15/43	4,423	4,006
	Ralph Lauren Corp.	2.625%	8/18/20	3,000	2,966
	Ralph Lauren Corp.	3.750%	9/15/25	4,000	3,951
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	2,710	2,669
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	4,883
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,613	7,967
10	Sands China Ltd.	4.600%	8/8/23	11,480	11,466
10	Sands China Ltd.	5.125%	8/8/25	13,175	13,126
10	Sands China Ltd.	5.400%	8/8/28	19,375	19,205
	Starbucks Corp.	2.200%	11/22/20	3,950	3,871
	Starbucks Corp.	2.100%	2/4/21	6,620	6,462
	Starbucks Corp.	2.700%	6/15/22	3,675	3,573
	Starbucks Corp.	3.100%	3/1/23	12,475	12,289
	Starbucks Corp.	3.850%	10/1/23	3,380	3,417
	Starbucks Corp.	3.800%	8/15/25	15,895	15,872
	Starbucks Corp.	2.450%	6/15/26	10,741	9,670
	Starbucks Corp.	3.500%	3/1/28	6,490	6,226
	Starbucks Corp.	4.000%	11/15/28	7,075	7,102
	Starbucks Corp.	4.300%	6/15/45	3,631	3,416
	Starbucks Corp.	3.750%	12/1/47	6,925	6,045
	Starbucks Corp.	4.500%	11/15/48	6,375	6,211
	Tapestry Inc.	3.000%	7/15/22	3,744	3,609
	Tapestry Inc.	4.250%	4/1/25	5,386	5,328
	Tapestry Inc.	4.125%	7/15/27	7,225	6,852
	Target Corp.	3.875%	7/15/20	858	870
	Target Corp.	2.900%	1/15/22	7,417	7,360
	Target Corp.	3.500%	7/1/24	9,555	9,646
	Target Corp.	2.500%	4/15/26	7,568	7,007
	Target Corp.	6.350%	11/1/32	5,291	6,406
	Target Corp.	6.500%	10/15/37	5,137	6,458

Target Corp.	7.000%	1/15/38	5,120	6,704
Target Corp.	4.000%	7/1/42	14,728	14,206
Target Corp.	3.625%	4/15/46	10,025	9,047
Target Corp.	3.900%	11/15/47	15,475	14,481
TJX Cos. Inc.	2.750%	6/15/21	8,525	8,439
TJX Cos. Inc.	2.500%	5/15/23	2,650	2,538
TJX Cos. Inc.	2.250%	9/15/26	17,585	15,883
Toyota Motor Corp.	3.183%	7/20/21	6,900	6,909
Toyota Motor Corp.	3.419%	7/20/23	11,275	11,252
Toyota Motor Corp.	3.669%	7/20/28	5,600	5,566
Toyota Motor Credit Corp.	1.550%	10/18/19	1,700	1,678
Toyota Motor Credit Corp.	2.200%	1/10/20	2,725	2,701
Toyota Motor Credit Corp.	2.150%	3/12/20	18,550	18,349
Toyota Motor Credit Corp.	1.950%	4/17/20	7,500	7,394
Toyota Motor Credit Corp.	4.500%	6/17/20	8,010	8,202
Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,635
Toyota Motor Credit Corp.	1.900%	4/8/21	16,200	15,694
Toyota Motor Credit Corp.	2.950%	4/13/21	14,850	14,782
Toyota Motor Credit Corp.	2.750%	5/17/21	7,375	7,292
Toyota Motor Credit Corp.	3.400%	9/15/21	10,696	10,746
Toyota Motor Credit Corp.	2.600%	1/11/22	11,850	11,567
Toyota Motor Credit Corp.	3.300%	1/12/22	15,936	15,933
Toyota Motor Credit Corp.	2.800%	7/13/22	3,283	3,220
Toyota Motor Credit Corp.	2.150%	9/8/22	15,685	14,949
Toyota Motor Credit Corp.	2.625%	1/10/23	8,855	8,572
Toyota Motor Credit Corp.	2.700%	1/11/23	6,000	5,828
Toyota Motor Credit Corp.	2.250%	10/18/23	5,000	4,714
Toyota Motor Credit Corp.	2.900%	4/17/24	7,200	6,954
Toyota Motor Credit Corp.	3.400%	4/14/25	10,915	10,738
Toyota Motor Credit Corp.	3.200%	1/11/27	7,484	7,181
Toyota Motor Credit Corp.	3.050%	1/11/28	6,075	5,733
VF Corp.	3.500%	9/1/21	5,550	5,569
VF Corp.	6.450%	11/1/37	5,169	6,361
Visa Inc.	2.200%	12/14/20	34,875	34,258
Visa Inc.	2.150%	9/15/22	5,829	5,579
Visa Inc.	2.800%	12/14/22	31,856	31,203
Visa Inc.	3.150%	12/14/25	53,677	51,981
Visa Inc.	2.750%	9/15/27	6,628	6,174
Visa Inc.	4.150%	12/14/35	17,517	18,061
Visa Inc.	4.300%	12/14/45	37,735	38,964
Visa Inc.	3.650%	9/15/47	7,375	6,865
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	12,865
Walgreen Co.	3.100%	9/15/22	12,647	12,358
Walgreen Co.	4.400%	9/15/42	9,099	8,212
Walgreens Boots Alliance Inc.	2.700%	11/18/19	13,305	13,265
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,635	12,556
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,231	23,922
Walgreens Boots Alliance Inc.	3.450%	6/1/26	20,555	19,535
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,370	3,313
Walgreens Boots Alliance Inc.	4.800%	11/18/44	14,599	14,113
Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,625	6,317
Walmart Inc.	1.750%	10/9/19	18,710	18,541
Walmart Inc.	2.850%	6/23/20	17,900	17,905
Walmart Inc.	3.250%	10/25/20	28,136	28,307
Walmart Inc.	1.900%	12/15/20	32,950	32,263
Walmart Inc.	3.125%	6/23/21	15,925	15,975
Walmart Inc.	2.350%	12/15/22	28,510	27,535

Walmart Inc.	2.550%	4/11/23	23,735	22,986
Walmart Inc.	3.400%	6/26/23	12,000	12,049
Walmart Inc.	3.300%	4/22/24	18,173	18,121
Walmart Inc.	2.650%	12/15/24	16,855	16,093
Walmart Inc.	3.550%	6/26/25	23,125	23,257
Walmart Inc.	5.875%	4/5/27	13,340	15,374
Walmart Inc.	3.700%	6/26/28	18,055	18,049
Walmart Inc.	7.550%	2/15/30	6,755	9,021
Walmart Inc.	5.250%	9/1/35	16,499	18,928
Walmart Inc.	6.200%	4/15/38	8,779	11,254
Walmart Inc.	3.950%	6/28/38	15,475	15,390
Walmart Inc.	5.625%	4/1/40	6,395	7,738
Walmart Inc.	4.875%	7/8/40	6,015	6,682
Walmart Inc.	5.000%	10/25/40	2,715	3,051
Walmart Inc.	5.625%	4/15/41	11,436	14,005
Walmart Inc.	4.000%	4/11/43	11,287	11,096
Walmart Inc.	4.300%	4/22/44	7,203	7,430
Walmart Inc.	3.625%	12/15/47	6,435	6,000
Walmart Inc.	4.050%	6/29/48	21,750	21,749
Western Union Co.	5.253%	4/1/20	4,026	4,126
Western Union Co.	3.600%	3/15/22	12,100	11,962
Western Union Co.	6.200%	11/17/36	3,908	3,950
Western Union Co.	6.200%	6/21/40	3,400	3,400

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.000%	3/15/20	11,477	11,334
Abbott Laboratories	4.125%	5/27/20	10,000	10,162
Abbott Laboratories	2.800%	9/15/20	5,650	5,607
Abbott Laboratories	2.900%	11/30/21	31,825	31,423
Abbott Laboratories	2.550%	3/15/22	7,100	6,895
Abbott Laboratories	3.250%	4/15/23	7,425	7,364
Abbott Laboratories	3.400%	11/30/23	25,000	24,898
Abbott Laboratories	2.950%	3/15/25	4,435	4,232
Abbott Laboratories	3.875%	9/15/25	3,925	3,942
Abbott Laboratories	3.750%	11/30/26	41,090	40,878
Abbott Laboratories	4.750%	11/30/36	22,915	24,324
Abbott Laboratories	6.150%	11/30/37	5,641	6,754
Abbott Laboratories	6.000%	4/1/39	1,650	1,954
Abbott Laboratories	5.300%	5/27/40	2,603	2,901
Abbott Laboratories	4.750%	4/15/43	8,275	8,720
Abbott Laboratories	4.900%	11/30/46	36,610	39,734
AbbVie Inc.	2.500%	5/14/20	42,668	42,185
AbbVie Inc.	2.300%	5/14/21	22,660	22,050
AbbVie Inc.	3.375%	11/14/21	10,000	9,988
AbbVie Inc.	2.900%	11/6/22	32,700	31,767
AbbVie Inc.	3.200%	11/6/22	22,842	22,440
AbbVie Inc.	2.850%	5/14/23	16,500	15,878
AbbVie Inc.	3.750%	11/14/23	14,000	13,956
AbbVie Inc.	3.600%	5/14/25	40,215	38,914
AbbVie Inc.	3.200%	5/14/26	20,792	19,340
AbbVie Inc.	4.250%	11/14/28	18,725	18,488
AbbVie Inc.	4.500%	5/14/35	22,708	21,883
AbbVie Inc.	4.300%	5/14/36	12,106	11,309
AbbVie Inc.	4.400%	11/6/42	27,806	25,704
AbbVie Inc.	4.700%	5/14/45	31,092	29,859
AbbVie Inc.	4.450%	5/14/46	25,202	23,315
AbbVie Inc.	4.875%	11/14/48	9,175	9,024

Actavis Inc.	3.250%	10/1/22	18,857	18,513
Actavis Inc.	4.625%	10/1/42	6,759	6,353
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	2,748
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	4,951
Agilent Technologies Inc.	5.000%	7/15/20	8,405	8,659
Agilent Technologies Inc.	3.200%	10/1/22	6,150	6,017
Agilent Technologies Inc.	3.875%	7/15/23	5,606	5,598
Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,361
Ahold Finance USA LLC	6.875%	5/1/29	855	994
AHS Hospital Corp.	5.024%	7/1/45	4,450	4,944
Allergan Funding SCS	3.000%	3/12/20	19,496	19,469
Allergan Funding SCS	3.450%	3/15/22	26,959	26,789
Allergan Funding SCS	3.850%	6/15/24	14,021	13,861
Allergan Funding SCS	3.800%	3/15/25	47,454	46,466
Allergan Funding SCS	4.550%	3/15/35	27,325	26,545
Allergan Funding SCS	4.850%	6/15/44	19,254	18,952
Allergan Funding SCS	4.750%	3/15/45	6,262	6,089
Allergan Inc.	3.375%	9/15/20	7,485	7,484
Allergan Inc.	2.800%	3/15/23	3,940	3,748
Altria Group Inc.	2.625%	1/14/20	10,718	10,656
Altria Group Inc.	4.750%	5/5/21	16,107	16,669
Altria Group Inc.	2.850%	8/9/22	8,270	8,082
Altria Group Inc.	2.950%	5/2/23	9,740	9,444
Altria Group Inc.	4.000%	1/31/24	11,862	11,993
Altria Group Inc.	2.625%	9/16/26	3,285	2,994
Altria Group Inc.	4.250%	8/9/42	12,074	11,201
Altria Group Inc.	4.500%	5/2/43	11,617	11,101
Altria Group Inc.	5.375%	1/31/44	18,377	19,800
Altria Group Inc.	3.875%	9/16/46	13,067	11,436
AmerisourceBergen Corp.	3.500%	11/15/21	8,497	8,486
AmerisourceBergen Corp.	3.400%	5/15/24	6,179	6,032
AmerisourceBergen Corp.	3.250%	3/1/25	4,855	4,589
AmerisourceBergen Corp.	3.450%	12/15/27	7,250	6,762
AmerisourceBergen Corp.	4.250%	3/1/45	4,609	4,111
AmerisourceBergen Corp.	4.300%	12/15/47	8,900	8,062
Amgen Inc.	2.125%	5/1/20	8,560	8,420
Amgen Inc.	2.200%	5/11/20	12,750	12,567
Amgen Inc.	3.450%	10/1/20	2,266	2,277
Amgen Inc.	4.100%	6/15/21	13,330	13,560
Amgen Inc.	1.850%	8/19/21	8,341	8,006
Amgen Inc.	3.875%	11/15/21	8,730	8,848
Amgen Inc.	2.700%	5/1/22	5,320	5,166
Amgen Inc.	2.650%	5/11/22	6,461	6,275
Amgen Inc.	3.625%	5/15/22	16,679	16,751
Amgen Inc.	2.250%	8/19/23	14,550	13,655
Amgen Inc.	3.625%	5/22/24	16,055	16,046
Amgen Inc.	3.125%	5/1/25	9,132	8,738
Amgen Inc.	2.600%	8/19/26	17,850	16,137
Amgen Inc.	3.200%	11/2/27	7,790	7,311
Amgen Inc.	4.950%	10/1/41	6,425	6,631
Amgen Inc.	5.150%	11/15/41	4,765	5,048
Amgen Inc.	4.400%	5/1/45	24,442	23,488
Amgen Inc.	4.563%	6/15/48	26,341	25,806
Amgen Inc.	4.663%	6/15/51	23,028	22,771
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	106,823	105,268
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	22,385	21,510
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	51,633	50,982

	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	12,465	12,413
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	135,047	131,195
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	68,206	68,203
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	15,894	14,271
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,816	8,528
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	133,289	134,285
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	13,070	13,597
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,399	5,533
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,376	4,414
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,730	30,618
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	16,250	16,075
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	20,080	19,730
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	16,310	15,698
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,018	4,235
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,586	18,947
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,667	17,872
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	28,060	27,136
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	26,586	24,908
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	6,125	5,903
	Archer-Daniels-Midland Co.	4.479%	3/1/21	5,118	5,252
	Archer-Daniels-Midland Co.	2.500%	8/11/26	10,752	9,828
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	3,774
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,083
	Archer-Daniels-Midland Co.	4.535%	3/26/42	3,700	3,789
	Archer-Daniels-Midland Co.	4.016%	4/16/43	7,444	7,071
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,325	5,713
	Ascension Health	3.945%	11/15/46	3,050	2,952
5	Ascension Health	4.847%	11/15/53	7,700	8,452
	AstraZeneca plc	2.375%	11/16/20	21,685	21,376
	AstraZeneca plc	2.375%	6/12/22	10,125	9,731
	AstraZeneca plc	3.500%	8/17/23	9,625	9,517
	AstraZeneca plc	3.375%	11/16/25	19,100	18,431
	AstraZeneca plc	3.125%	6/12/27	6,700	6,252
	AstraZeneca plc	4.000%	1/17/29	10,000	9,850
	AstraZeneca plc	6.450%	9/15/37	24,344	30,504
	AstraZeneca plc	4.000%	9/18/42	10,586	9,803
	AstraZeneca plc	4.375%	11/16/45	10,864	10,689
	AstraZeneca plc	4.375%	8/17/48	10,250	9,955
10	BAT Capital Corp.	2.297%	8/14/20	27,950	27,385
10	BAT Capital Corp.	2.764%	8/15/22	26,100	25,047
10	BAT Capital Corp.	3.222%	8/15/24	26,300	25,033
10	BAT Capital Corp.	3.557%	8/15/27	40,850	37,972
10	BAT Capital Corp.	4.390%	8/15/37	29,325	27,309
10	BAT Capital Corp.	4.540%	8/15/47	19,400	17,811
	Baxalta Inc.	2.875%	6/23/20	2,788	2,767
	Baxalta Inc.	3.600%	6/23/22	1,627	1,613
	Baxalta Inc.	4.000%	6/23/25	5,686	5,632
	Baxalta Inc.	5.250%	6/23/45	3,411	3,667
	Baxter International Inc.	1.700%	8/15/21	7,350	6,991
	Baxter International Inc.	2.600%	8/15/26	5,075	4,614
	Baxter International Inc.	3.500%	8/15/46	4,850	4,070
	Baylor Scott & White Holdings	4.185%	11/15/45	6,910	6,805
	Beam Suntory Inc.	3.250%	5/15/22	2,050	2,011
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,004
	Becton Dickinson & Co.	2.675%	12/15/19	14,192	14,109
	Becton Dickinson & Co.	2.404%	6/5/20	10,025	9,873
	Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,324

Becton Dickinson & Co.	3.125%	11/8/21	10,218	10,064
Becton Dickinson & Co.	2.894%	6/6/22	19,255	18,721
Becton Dickinson & Co.	3.300%	3/1/23	2,700	2,632
Becton Dickinson & Co.	3.875%	5/15/24	100	98
Becton Dickinson & Co.	3.363%	6/6/24	13,600	13,139
Becton Dickinson & Co.	3.734%	12/15/24	13,307	13,038
Becton Dickinson & Co.	6.700%	12/1/26	3,450	3,905
Becton Dickinson & Co.	3.700%	6/6/27	25,675	24,525
Becton Dickinson & Co.	4.875%	5/15/44	3,575	3,441
Becton Dickinson & Co.	4.685%	12/15/44	14,850	14,618
Becton Dickinson & Co.	4.669%	6/6/47	9,650	9,543
Becton Dickinson and Co.	5.000%	11/12/40	3,310	3,377
Bestfoods	7.250%	12/15/26	250	306
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,400	3,493
Biogen Inc.	2.900%	9/15/20	22,181	22,013
Biogen Inc.	3.625%	9/15/22	10,329	10,351
Biogen Inc.	4.050%	9/15/25	21,850	21,911
Biogen Inc.	5.200%	9/15/45	22,581	23,938
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	2,300	2,283
Boston Scientific Corp.	6.000%	1/15/20	10,253	10,611
Boston Scientific Corp.	3.375%	5/15/22	3,425	3,381
Boston Scientific Corp.	4.125%	10/1/23	4,400	4,453
Boston Scientific Corp.	3.850%	5/15/25	7,125	7,082
Boston Scientific Corp.	4.000%	3/1/28	11,000	10,869
Boston Scientific Corp.	7.000%	11/15/35	6,095	7,640
Boston Scientific Corp.	7.375%	1/15/40	1,415	1,861
Bristol-Myers Squibb Co.	2.000%	8/1/22	13,015	12,412
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	462
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,200	4,183
Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	6,061
Bristol-Myers Squibb Co.	4.500%	3/1/44	5,925	6,220
Brown-Forman Corp.	3.500%	4/15/25	4,000	3,958
Brown-Forman Corp.	4.500%	7/15/45	5,348	5,569
Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,550	3,545
Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,750	7,408
Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,000	7,925
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,840	5,251
Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,750	8,023
Campbell Soup Co.	3.300%	3/15/21	6,750	6,702
Campbell Soup Co.	4.250%	4/15/21	1,591	1,616
Campbell Soup Co.	2.500%	8/2/22	1,514	1,434
Campbell Soup Co.	3.650%	3/15/23	29,115	28,579
Campbell Soup Co.	3.950%	3/15/25	17,375	16,822
Campbell Soup Co.	3.300%	3/19/25	3,225	2,968
Campbell Soup Co.	4.150%	3/15/28	12,750	12,169
Campbell Soup Co.	3.800%	8/2/42	3,528	2,756
Campbell Soup Co.	4.800%	3/15/48	12,785	11,677
Cardinal Health Inc.	2.400%	11/15/19	50	50
Cardinal Health Inc.	4.625%	12/15/20	12,165	12,451
Cardinal Health Inc.	2.616%	6/15/22	10,205	9,762
Cardinal Health Inc.	3.200%	6/15/22	3,350	3,291
Cardinal Health Inc.	3.200%	3/15/23	6,875	6,676
Cardinal Health Inc.	3.079%	6/15/24	5,205	4,918
Cardinal Health Inc.	3.500%	11/15/24	500	480
Cardinal Health Inc.	3.750%	9/15/25	4,350	4,189
Cardinal Health Inc.	3.410%	6/15/27	13,424	12,385
Cardinal Health Inc.	4.600%	3/15/43	3,325	3,008

Cardinal Health Inc.	4.500%	11/15/44	3,760	3,366
Cardinal Health Inc.	4.900%	9/15/45	4,170	3,949
Cardinal Health Inc.	4.368%	6/15/47	6,450	5,733
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,987	4,812
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,050	8,238
Celgene Corp.	2.875%	8/15/20	16,093	15,949
Celgene Corp.	3.950%	10/15/20	14,116	14,291
Celgene Corp.	2.875%	2/19/21	8,525	8,421
Celgene Corp.	2.250%	8/15/21	4,000	3,870
Celgene Corp.	3.250%	8/15/22	13,250	13,048
Celgene Corp.	3.550%	8/15/22	6,555	6,530
Celgene Corp.	2.750%	2/15/23	7,550	7,255
Celgene Corp.	3.250%	2/20/23	7,355	7,211
Celgene Corp.	4.000%	8/15/23	5,395	5,441
Celgene Corp.	3.625%	5/15/24	13,725	13,518
Celgene Corp.	3.875%	8/15/25	28,443	27,972
Celgene Corp.	3.450%	11/15/27	8,687	8,126
Celgene Corp.	3.900%	2/20/28	20,801	20,017
Celgene Corp.	5.700%	10/15/40	4,725	4,796
Celgene Corp.	5.250%	8/15/43	5,445	5,513
Celgene Corp.	4.625%	5/15/44	9,939	9,322
Celgene Corp.	5.000%	8/15/45	21,132	20,885
Celgene Corp.	4.350%	11/15/47	13,358	12,033
Celgene Corp.	4.550%	2/20/48	16,100	14,897
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	2,100	2,106
Church & Dwight Co. Inc.	2.450%	12/15/19	4,825	4,787
Church & Dwight Co. Inc.	2.450%	8/1/22	1,700	1,642
Church & Dwight Co. Inc.	3.150%	8/1/27	5,350	4,964
Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	3,693
City of Hope	5.623%	11/15/43	2,040	2,383
City of Hope	4.378%	8/15/48	9,875	9,710
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,285	4,493
Clorox Co.	3.800%	11/15/21	950	962
Clorox Co.	3.050%	9/15/22	6,422	6,350
Clorox Co.	3.500%	12/15/24	6,250	6,169
Clorox Co.	3.100%	10/1/27	3,597	3,369
Clorox Co.	3.900%	5/15/28	7,500	7,474
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,300	8,105
Coca-Cola Co.	1.875%	10/27/20	10,075	9,847
Coca-Cola Co.	2.450%	11/1/20	15,670	15,490
Coca-Cola Co.	3.150%	11/15/20	8,864	8,885
Coca-Cola Co.	1.550%	9/1/21	10,325	9,893
Coca-Cola Co.	3.300%	9/1/21	3,727	3,754
Coca-Cola Co.	2.200%	5/25/22	5,447	5,241
Coca-Cola Co.	2.500%	4/1/23	3,309	3,201
Coca-Cola Co.	3.200%	11/1/23	14,859	14,744
Coca-Cola Co.	2.875%	10/27/25	18,115	17,308
Coca-Cola Co.	2.550%	6/1/26	5,100	4,727
Coca-Cola Co.	2.250%	9/1/26	11,000	9,982
Coca-Cola Co.	2.900%	5/25/27	8,500	8,010
Coca-Cola European Partners PLC	3.500%	9/15/20	6,450	6,441
Coca-Cola European Partners PLC	3.250%	8/19/21	1,575	1,553
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,302	1,320
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	9,573
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	13,379
Colgate-Palmolive Co.	2.450%	11/15/21	6,000	5,872

Colgate-Palmolive Co.	2.300%	5/3/22	7,210	7,009
Colgate-Palmolive Co.	2.250%	11/15/22	4,300	4,152
Colgate-Palmolive Co.	1.950%	2/1/23	10,000	9,449
Colgate-Palmolive Co.	2.100%	5/1/23	5,008	4,745
Colgate-Palmolive Co.	3.250%	3/15/24	4,450	4,427
Colgate-Palmolive Co.	4.000%	8/15/45	6,542	6,446
Colgate-Palmolive Co.	3.700%	8/1/47	6,900	6,502
Conagra Brands Inc.	3.250%	9/15/22	9,012	8,830
Conagra Brands Inc.	3.200%	1/25/23	8,231	7,992
Conagra Brands Inc.	7.000%	10/1/28	1,070	1,202
Conagra Brands Inc.	8.250%	9/15/30	5,599	7,172
Constellation Brands Inc.	2.000%	11/7/19	5,150	5,091
Constellation Brands Inc.	3.875%	11/15/19	11,915	11,999
Constellation Brands Inc.	2.250%	11/6/20	10,250	10,017
Constellation Brands Inc.	3.750%	5/1/21	5,380	5,399
Constellation Brands Inc.	2.700%	5/9/22	8,350	8,055
Constellation Brands Inc.	2.650%	11/7/22	13,000	12,420
Constellation Brands Inc.	3.200%	2/15/23	8,250	8,015
Constellation Brands Inc.	4.250%	5/1/23	18,440	18,665
Constellation Brands Inc.	4.750%	11/15/24	3,760	3,892
Constellation Brands Inc.	4.750%	12/1/25	3,800	3,906
Constellation Brands Inc.	3.700%	12/6/26	7,840	7,459
Constellation Brands Inc.	3.500%	5/9/27	5,200	4,849
Constellation Brands Inc.	3.600%	2/15/28	11,000	10,311
Constellation Brands Inc.	4.500%	5/9/47	4,650	4,338
Constellation Brands Inc.	4.100%	2/15/48	8,880	7,792
Covidien International Finance SA	4.200%	6/15/20	6,429	6,540
Covidien International Finance SA	3.200%	6/15/22	15,950	15,783
CVS Health Corp.	3.125%	3/9/20	25,800	25,801
CVS Health Corp.	2.800%	7/20/20	26,355	26,075
CVS Health Corp.	3.350%	3/9/21	33,100	32,967
CVS Health Corp.	2.125%	6/1/21	19,900	19,180
CVS Health Corp.	3.500%	7/20/22	16,250	16,126
CVS Health Corp.	2.750%	12/1/22	15,530	14,985
CVS Health Corp.	4.750%	12/1/22	5,000	5,155
CVS Health Corp.	3.700%	3/9/23	43,055	42,696
CVS Health Corp.	4.000%	12/5/23	10,086	10,111
CVS Health Corp.	3.375%	8/12/24	13,185	12,707
CVS Health Corp.	4.100%	3/25/25	50,690	50,337
CVS Health Corp.	3.875%	7/20/25	41,354	40,603
CVS Health Corp.	2.875%	6/1/26	20,225	18,492
CVS Health Corp.	4.300%	3/25/28	101,615	100,804
CVS Health Corp.	4.875%	7/20/35	7,050	7,087
CVS Health Corp.	4.780%	3/25/38	31,450	31,299
CVS Health Corp.	6.125%	9/15/39	3,857	4,310
CVS Health Corp.	5.300%	12/5/43	17,150	17,879
CVS Health Corp.	5.125%	7/20/45	37,995	38,977
CVS Health Corp.	5.050%	3/25/48	93,475	95,382
Danaher Corp.	2.400%	9/15/20	4,949	4,872
Danaher Corp.	3.350%	9/15/25	5,550	5,451
Danaher Corp.	4.375%	9/15/45	4,623	4,679
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,468
Delhaize America LLC	9.000%	4/15/31	4,305	5,777
Diageo Capital plc	3.000%	5/18/20	295	294
Diageo Capital plc	4.828%	7/15/20	5,951	6,121
Diageo Capital plc	2.625%	4/29/23	14,376	13,922
Diageo Capital plc	3.500%	9/18/23	270	270

Diageo Capital plc	3.875%	5/18/28	1,000	1,005
Diageo Capital plc	5.875%	9/30/36	2,672	3,192
Diageo Capital plc	3.875%	4/29/43	5,866	5,612
Diageo Investment Corp.	2.875%	5/11/22	16,025	15,722
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,976
Diageo Investment Corp.	4.250%	5/11/42	4,747	4,783
Dignity Health California GO	2.637%	11/1/19	3,000	2,981
Dignity Health California GO	3.125%	11/1/22	2,000	1,954
Dignity Health California GO	3.812%	11/1/24	4,675	4,641
Dignity Health California GO	4.500%	11/1/42	6,225	5,808
Dignity Health California GO	5.267%	11/1/64	2,075	2,039
Duke University Health System Inc.	3.920%	6/1/47	6,005	5,804
Edwards Lifesciences Corp.	4.300%	6/15/28	3,625	3,624
Eli Lilly & Co.	2.350%	5/15/22	1,750	1,697
Eli Lilly & Co.	2.750%	6/1/25	12,515	11,958
Eli Lilly & Co.	3.100%	5/15/27	6,225	5,976
Eli Lilly & Co.	5.550%	3/15/37	4,194	4,958
Eli Lilly & Co.	3.700%	3/1/45	10,442	9,836
Eli Lilly & Co.	3.950%	5/15/47	6,288	6,203
Estee Lauder Cos. Inc.	1.800%	2/7/20	8,000	7,884
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,195	5,000
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,025	6,710
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,362	4,060
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,318	5,440
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	7,587
Express Scripts Holding Co.	2.600%	11/30/20	8,000	7,864
Express Scripts Holding Co.	3.300%	2/25/21	20,750	20,616
Express Scripts Holding Co.	4.750%	11/15/21	15,223	15,715
Express Scripts Holding Co.	3.900%	2/15/22	17,807	17,870
Express Scripts Holding Co.	3.050%	11/30/22	9,500	9,219
Express Scripts Holding Co.	3.000%	7/15/23	14,217	13,701
Express Scripts Holding Co.	3.500%	6/15/24	5,112	4,971
Express Scripts Holding Co.	4.500%	2/25/26	21,774	21,890
Express Scripts Holding Co.	3.400%	3/1/27	18,480	17,162
Express Scripts Holding Co.	6.125%	11/15/41	5,094	5,731
Express Scripts Holding Co.	4.800%	7/15/46	23,930	23,354
Flowers Foods Inc.	4.375%	4/1/22	6,575	6,688
Flowers Foods Inc.	3.500%	10/1/26	4,275	3,976
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,104
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,565	3,448
General Mills Inc.	2.200%	10/21/19	9,100	9,014
General Mills Inc.	3.150%	12/15/21	10,578	10,456
General Mills Inc.	2.600%	10/12/22	6,455	6,195
General Mills Inc.	3.700%	10/17/23	9,375	9,325
General Mills Inc.	3.650%	2/15/24	250	246
General Mills Inc.	4.000%	4/17/25	150	149
General Mills Inc.	3.200%	2/10/27	6,575	6,001
General Mills Inc.	4.200%	4/17/28	14,096	13,906
General Mills Inc.	4.550%	4/17/38	5,550	5,328
General Mills Inc.	5.400%	6/15/40	4,150	4,306
General Mills Inc.	4.150%	2/15/43	2,575	2,269
General Mills Inc.	4.700%	4/17/48	9,900	9,459
Gilead Sciences Inc.	2.350%	2/1/20	3,146	3,119
Gilead Sciences Inc.	2.550%	9/1/20	20,736	20,517
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,363
Gilead Sciences Inc.	4.400%	12/1/21	22,084	22,785
Gilead Sciences Inc.	1.950%	3/1/22	4,750	4,548

	Gilead Sciences Inc.	3.250%	9/1/22	7,875	7,833
	Gilead Sciences Inc.	2.500%	9/1/23	14,372	13,724
	Gilead Sciences Inc.	3.700%	4/1/24	32,100	32,185
	Gilead Sciences Inc.	3.500%	2/1/25	12,405	12,181
	Gilead Sciences Inc.	3.650%	3/1/26	30,955	30,394
	Gilead Sciences Inc.	2.950%	3/1/27	13,568	12,629
	Gilead Sciences Inc.	4.600%	9/1/35	10,929	11,253
	Gilead Sciences Inc.	4.000%	9/1/36	5,882	5,628
	Gilead Sciences Inc.	5.650%	12/1/41	9,475	10,854
	Gilead Sciences Inc.	4.800%	4/1/44	20,444	20,961
	Gilead Sciences Inc.	4.500%	2/1/45	18,774	18,659
	Gilead Sciences Inc.	4.750%	3/1/46	24,095	24,654
	Gilead Sciences Inc.	4.150%	3/1/47	23,091	21,873
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,745	9,502
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,000	14,904
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	15,250	15,161
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	18,225	18,387
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	453	519
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	30,933	39,726
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,175	5,167
	GlaxoSmithKline Capital plc	3.125%	5/14/21	18,200	18,146
	GlaxoSmithKline Capital plc	2.850%	5/8/22	8,756	8,557
	Hackensack Meridian Health	4.500%	7/1/57	3,050	3,112
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	6,123
10	Halfmoon Parent Inc.	3.200%	9/17/20	18,075	18,003
10	Halfmoon Parent Inc.	3.400%	9/17/21	15,040	14,963
10	Halfmoon Parent Inc.	3.750%	7/15/23	12,000	11,930
10	Halfmoon Parent Inc.	4.800%	8/15/38	12,305	12,292
10	Halfmoon Parent Inc.	4.900%	12/15/48	28,475	28,476
	Hasbro Inc.	3.150%	5/15/21	1,590	1,566
	Hasbro Inc.	6.350%	3/15/40	4,026	4,395
	Hasbro Inc.	5.100%	5/15/44	6,520	6,121
	Hershey Co.	2.900%	5/15/20	3,950	3,944
	Hershey Co.	4.125%	12/1/20	6,295	6,436
	Hershey Co.	3.100%	5/15/21	5,000	4,996
	Hershey Co.	2.625%	5/1/23	7,400	7,123
	Hershey Co.	3.375%	5/15/23	8,600	8,632
	Hershey Co.	3.200%	8/21/25	3,120	3,047
	Hershey Co.	2.300%	8/15/26	5,575	5,013
	Hillshire Brands Co.	4.100%	9/15/20	2,002	2,024
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,407	8,457
	Indiana University Health Inc. Obligated
	Group	3.970%	11/1/48	6,250	6,174
	Ingredion Inc.	4.625%	11/1/20	1,085	1,109
	Ingredion Inc.	3.200%	10/1/26	5,485	5,090
	JM Smucker Co.	2.200%	12/6/19	3,790	3,748
	JM Smucker Co.	2.500%	3/15/20	10,500	10,394
	JM Smucker Co.	3.500%	10/15/21	7,225	7,241
	JM Smucker Co.	3.000%	3/15/22	2,595	2,546
	JM Smucker Co.	3.500%	3/15/25	5,945	5,717
	JM Smucker Co.	3.375%	12/15/27	9,150	8,509
	JM Smucker Co.	4.250%	3/15/35	5,800	5,434
	JM Smucker Co.	4.375%	3/15/45	6,750	6,190
	Johns Hopkins Health System Corp.	3.837%	5/15/46	4,825	4,429
	Johnson & Johnson	1.875%	12/5/19	6,500	6,435
	Johnson & Johnson	2.950%	9/1/20	4,146	4,156
	Johnson & Johnson	1.950%	11/10/20	3,150	3,087

	Johnson & Johnson	1.650%	3/1/21	10,905	10,551
	Johnson & Johnson	2.450%	12/5/21	6,950	6,836
	Johnson & Johnson	2.250%	3/3/22	12,343	12,003
	Johnson & Johnson	2.050%	3/1/23	10,400	9,954
	Johnson & Johnson	3.375%	12/5/23	8,350	8,440
	Johnson & Johnson	2.625%	1/15/25	8,000	7,676
	Johnson & Johnson	2.450%	3/1/26	21,926	20,442
	Johnson & Johnson	2.950%	3/3/27	11,250	10,799
	Johnson & Johnson	2.900%	1/15/28	14,468	13,736
	Johnson & Johnson	6.950%	9/1/29	2,670	3,493
	Johnson & Johnson	4.950%	5/15/33	6,285	7,064
	Johnson & Johnson	4.375%	12/5/33	12,799	13,560
	Johnson & Johnson	3.550%	3/1/36	10,554	10,052
	Johnson & Johnson	3.625%	3/3/37	13,350	12,820
	Johnson & Johnson	5.950%	8/15/37	10,075	12,614
	Johnson & Johnson	3.400%	1/15/38	10,352	9,615
	Johnson & Johnson	5.850%	7/15/38	4,292	5,384
	Johnson & Johnson	4.500%	9/1/40	7,021	7,414
	Johnson & Johnson	4.850%	5/15/41	210	229
	Johnson & Johnson	4.500%	12/5/43	7,348	7,830
	Johnson & Johnson	3.700%	3/1/46	21,218	20,164
	Johnson & Johnson	3.750%	3/3/47	18,520	17,738
	Johnson & Johnson	3.500%	1/15/48	10,628	9,785
	Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,369
	Kaiser Foundation Hospitals	3.150%	5/1/27	6,250	5,971
	Kaiser Foundation Hospitals	4.875%	4/1/42	8,325	9,199
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,876	13,807
	Kellogg Co.	4.150%	11/15/19	1,300	1,316
	Kellogg Co.	4.000%	12/15/20	8,275	8,398
	Kellogg Co.	3.250%	5/14/21	5,000	4,986
	Kellogg Co.	2.650%	12/1/23	10,800	10,244
	Kellogg Co.	3.250%	4/1/26	6,525	6,136
	Kellogg Co.	3.400%	11/15/27	10,000	9,281
	Kellogg Co.	4.300%	5/15/28	2,500	2,489
	Kellogg Co.	7.450%	4/1/31	750	939
	Kellogg Co.	4.500%	4/1/46	11,850	11,190
	Keurig Dr Pepper Inc.	2.000%	1/15/20	1,320	1,301
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	12,200	12,171
	Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	3,888
10	Keurig Dr Pepper Inc.	4.057%	5/25/23	21,625	21,607
	Keurig Dr Pepper Inc.	3.130%	12/15/23	5,450	5,191
10	Keurig Dr Pepper Inc.	4.417%	5/25/25	12,675	12,691
	Keurig Dr Pepper Inc.	3.400%	11/15/25	500	471
	Keurig Dr Pepper Inc.	2.550%	9/15/26	4,374	3,819
	Keurig Dr Pepper Inc.	3.430%	6/15/27	6,900	6,395
10	Keurig Dr Pepper Inc.	4.597%	5/25/28	29,000	29,118
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	856
10	Keurig Dr Pepper Inc.	4.985%	5/25/38	4,675	4,720
	Keurig Dr Pepper Inc.	4.500%	11/15/45	7,087	6,514
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,385	1,254
10	Keurig Dr Pepper Inc.	5.085%	5/25/48	8,050	8,169
	Kimberly-Clark Corp.	3.625%	8/1/20	9,444	9,537
	Kimberly-Clark Corp.	3.875%	3/1/21	575	583
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,738
	Kimberly-Clark Corp.	2.400%	6/1/23	4,297	4,103
	Kimberly-Clark Corp.	3.050%	8/15/25	3,530	3,377
	Kimberly-Clark Corp.	2.750%	2/15/26	4,660	4,353

Kimberly-Clark Corp.	6.625%	8/1/37	2,253	2,942
Kimberly-Clark Corp.	5.300%	3/1/41	8,368	9,551
Kimberly-Clark Corp.	3.700%	6/1/43	2,485	2,270
Kimberly-Clark Corp.	3.200%	7/30/46	7,040	5,952
Kimberly-Clark Corp.	3.900%	5/4/47	2,500	2,392
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	7,884	8,562
Koninklijke Philips NV	6.875%	3/11/38	4,000	5,174
Koninklijke Philips NV	5.000%	3/15/42	7,725	8,389
Kraft Foods Group Inc.	5.375%	2/10/20	8,438	8,672
Kraft Foods Group Inc.	3.500%	6/6/22	6,506	6,449
Kraft Foods Group Inc.	6.875%	1/26/39	14,604	17,061
Kraft Foods Group Inc.	6.500%	2/9/40	5,485	6,132
Kraft Foods Group Inc.	5.000%	6/4/42	21,179	20,189
Kraft Heinz Foods Co.	2.800%	7/2/20	19,552	19,386
Kraft Heinz Foods Co.	3.375%	6/15/21	4,000	4,006
Kraft Heinz Foods Co.	3.500%	7/15/22	10,850	10,767
Kraft Heinz Foods Co.	4.000%	6/15/23	22,224	22,293
Kraft Heinz Foods Co.	3.950%	7/15/25	21,170	20,830
Kraft Heinz Foods Co.	3.000%	6/1/26	21,335	19,417
Kraft Heinz Foods Co.	4.625%	1/30/29	10,750	10,688
Kraft Heinz Foods Co.	5.000%	7/15/35	9,495	9,378
Kraft Heinz Foods Co.	5.200%	7/15/45	20,017	19,563
Kraft Heinz Foods Co.	4.375%	6/1/46	33,142	29,109
Kroger Co.	6.150%	1/15/20	11,699	12,158
Kroger Co.	3.300%	1/15/21	4,207	4,191
Kroger Co.	2.600%	2/1/21	3,594	3,522
Kroger Co.	2.950%	11/1/21	7,384	7,253
Kroger Co.	3.400%	4/15/22	3,683	3,651
Kroger Co.	2.800%	8/1/22	2,375	2,295
Kroger Co.	3.850%	8/1/23	6,340	6,346
Kroger Co.	4.000%	2/1/24	5,186	5,172
Kroger Co.	3.500%	2/1/26	4,300	4,087
Kroger Co.	2.650%	10/15/26	8,100	7,203
Kroger Co.	3.700%	8/1/27	5,200	4,967
Kroger Co.	7.700%	6/1/29	7,350	8,917
Kroger Co.	8.000%	9/15/29	4,085	5,037
Kroger Co.	7.500%	4/1/31	4,820	5,848
Kroger Co.	6.900%	4/15/38	4,769	5,718
Kroger Co.	5.400%	7/15/40	2,093	2,131
Kroger Co.	5.000%	4/15/42	1,550	1,509
Kroger Co.	5.150%	8/1/43	2,155	2,129
Kroger Co.	3.875%	10/15/46	5,365	4,483
Kroger Co.	4.450%	2/1/47	13,514	12,444
Kroger Co.	4.650%	1/15/48	5,650	5,302
Laboratory Corp. of America Holdings	2.625%	2/1/20	2,825	2,807
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,780	6,694
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,315	1,317
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,800	1,812
Laboratory Corp. of America Holdings	3.250%	9/1/24	6,500	6,214
Laboratory Corp. of America Holdings	3.600%	2/1/25	10,700	10,396
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,450	7,124
Laboratory Corp. of America Holdings	4.700%	2/1/45	9,695	9,395
Life Technologies Corp.	6.000%	3/1/20	1,944	2,011
Life Technologies Corp.	5.000%	1/15/21	3,725	3,817
5 Mayo Clinic	3.774%	11/15/43	6,102	5,840
5 Mayo Clinic	4.000%	11/15/47	3,275	3,168
5 Mayo Clinic	4.128%	11/15/52	1,975	1,964

	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,046
	McCormick & Co. Inc.	2.700%	8/15/22	1,330	1,288
	McCormick & Co. Inc.	3.150%	8/15/24	10,200	9,804
	McCormick & Co. Inc.	3.400%	8/15/27	16,025	15,250
	McCormick & Co. Inc.	4.200%	8/15/47	1,700	1,600
	McKesson Corp.	2.700%	12/15/22	5,800	5,553
	McKesson Corp.	2.850%	3/15/23	250	239
	McKesson Corp.	3.796%	3/15/24	12,580	12,482
	McKesson Corp.	3.950%	2/16/28	4,632	4,472
	Mead Johnson Nutrition Co.	4.900%	11/1/19	5,510	5,613
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,644	5,622
	Mead Johnson Nutrition Co.	4.125%	11/15/25	8,175	8,271
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,900	8,175
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,215	5,302
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,138	6,960
	Medtronic Inc.	2.500%	3/15/20	44,299	43,972
	Medtronic Inc.	3.125%	3/15/22	5,680	5,643
	Medtronic Inc.	3.150%	3/15/22	39,519	39,268
	Medtronic Inc.	2.750%	4/1/23	950	921
	Medtronic Inc.	3.625%	3/15/24	9,611	9,658
	Medtronic Inc.	3.500%	3/15/25	42,793	42,442
	Medtronic Inc.	4.375%	3/15/35	35,297	36,493
	Medtronic Inc.	6.500%	3/15/39	2,516	3,188
	Medtronic Inc.	5.550%	3/15/40	4,325	5,011
	Medtronic Inc.	4.500%	3/15/42	5,560	5,732
	Medtronic Inc.	4.625%	3/15/44	5,418	5,680
	Medtronic Inc.	4.625%	3/15/45	50,379	53,280
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	1,175	1,333
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	7,750	7,632
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.200%	7/1/55	1,000	991
	Merck & Co. Inc.	1.850%	2/10/20	10,810	10,662
	Merck & Co. Inc.	3.875%	1/15/21	12,157	12,368
	Merck & Co. Inc.	2.350%	2/10/22	12,578	12,238
	Merck & Co. Inc.	2.400%	9/15/22	9,730	9,437
	Merck & Co. Inc.	2.800%	5/18/23	20,099	19,691
	Merck & Co. Inc.	2.750%	2/10/25	27,930	26,816
	Merck & Co. Inc.	3.600%	9/15/42	9,437	8,817
	Merck & Co. Inc.	4.150%	5/18/43	13,862	14,120
	Merck & Co. Inc.	3.700%	2/10/45	23,656	22,655
	Molson Coors Brewing Co.	2.250%	3/15/20	7,200	7,086
	Molson Coors Brewing Co.	2.100%	7/15/21	8,350	8,029
	Molson Coors Brewing Co.	3.500%	5/1/22	600	595
	Molson Coors Brewing Co.	3.000%	7/15/26	22,115	20,045
	Molson Coors Brewing Co.	5.000%	5/1/42	12,483	12,414
	Molson Coors Brewing Co.	4.200%	7/15/46	20,112	17,764
5	Montefiore Obligated Group	5.246%	11/1/48	11,750	11,822
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,604
	Mylan Inc.	4.200%	11/29/23	12,443	12,320
10	Mylan Inc.	4.550%	4/15/28	8,075	7,877
	Mylan Inc.	5.400%	11/29/43	5,775	5,463
10	Mylan Inc.	5.200%	4/15/48	8,550	7,897
	Mylan NV	3.150%	6/15/21	12,680	12,481
	Mylan NV	3.950%	6/15/26	23,135	21,846
	Mylan NV	5.250%	6/15/46	10,125	9,456

New York & Presbyterian Hospital	4.024%	8/1/45	7,246	7,087
New York & Presbyterian Hospital	4.063%	8/1/56	4,650	4,436
Newell Brands Inc.	2.875%	12/1/19	6,025	5,998
Newell Brands Inc.	3.150%	4/1/21	15,090	14,843
Newell Brands Inc.	4.000%	6/15/22	250	247
Newell Brands Inc.	3.850%	4/1/23	28,846	28,232
Newell Brands Inc.	4.000%	12/1/24	10,825	10,459
Newell Brands Inc.	3.900%	11/1/25	4,750	4,406
Newell Brands Inc.	4.200%	4/1/26	20,140	19,138
Newell Brands Inc.	5.375%	4/1/36	6,560	6,256
Newell Brands Inc.	5.500%	4/1/46	18,658	17,770
Northwell Healthcare Inc.	3.979%	11/1/46	9,225	8,354
Northwell Healthcare Inc.	4.260%	11/1/47	10,000	9,491
Novartis Capital Corp.	1.800%	2/14/20	23,900	23,540
Novartis Capital Corp.	4.400%	4/24/20	10,726	10,959
Novartis Capital Corp.	2.400%	5/17/22	20,750	20,119
Novartis Capital Corp.	2.400%	9/21/22	21,894	21,146
Novartis Capital Corp.	3.400%	5/6/24	6,325	6,330
Novartis Capital Corp.	3.000%	11/20/25	9,498	9,111
Novartis Capital Corp.	3.100%	5/17/27	10,545	10,105
Novartis Capital Corp.	3.700%	9/21/42	7,513	7,168
Novartis Capital Corp.	4.400%	5/6/44	20,910	22,207
Novartis Capital Corp.	4.000%	11/20/45	12,831	12,852
NYU Hospitals Center	4.784%	7/1/44	3,900	4,148
5 NYU Hospitals Center	4.368%	7/1/47	5,790	5,878
Orlando Health Obligated Group	4.089%	10/1/48	2,750	2,666
Partners Healthcare System Inc.	3.765%	7/1/48	875	795
Partners Healthcare System Inc.	4.117%	7/1/55	3,125	2,954
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,325	13,161
PepsiCo Inc.	1.350%	10/4/19	7,100	6,991
PepsiCo Inc.	4.500%	1/15/20	8,247	8,415
PepsiCo Inc.	1.850%	4/30/20	14,946	14,682
PepsiCo Inc.	2.150%	10/14/20	20,178	19,849
PepsiCo Inc.	3.125%	11/1/20	6,388	6,404
PepsiCo Inc.	2.000%	4/15/21	12,450	12,120
PepsiCo Inc.	3.000%	8/25/21	12,712	12,679
PepsiCo Inc.	1.700%	10/6/21	8,500	8,148
PepsiCo Inc.	2.750%	3/5/22	13,095	12,898
PepsiCo Inc.	2.250%	5/2/22	3,925	3,796
PepsiCo Inc.	3.100%	7/17/22	5,525	5,490
PepsiCo Inc.	2.750%	3/1/23	5,691	5,562
PepsiCo Inc.	3.600%	3/1/24	7,213	7,274
PepsiCo Inc.	2.750%	4/30/25	12,063	11,540
PepsiCo Inc.	3.500%	7/17/25	11,170	11,160
PepsiCo Inc.	2.850%	2/24/26	4,148	3,931
PepsiCo Inc.	2.375%	10/6/26	14,440	13,177
PepsiCo Inc.	3.000%	10/15/27	23,679	22,585
PepsiCo Inc.	5.500%	1/15/40	10,935	12,905
PepsiCo Inc.	4.875%	11/1/40	5,362	5,888
PepsiCo Inc.	4.000%	3/5/42	11,400	11,246
PepsiCo Inc.	3.600%	8/13/42	7,378	6,820
PepsiCo Inc.	4.250%	10/22/44	7,425	7,507
PepsiCo Inc.	4.600%	7/17/45	7,870	8,360
PepsiCo Inc.	4.450%	4/14/46	11,251	11,745
PepsiCo Inc.	3.450%	10/6/46	9,125	8,199
PepsiCo Inc.	4.000%	5/2/47	9,350	9,086
PerkinElmer Inc.	5.000%	11/15/21	5,425	5,600

Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,023	2,003
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,131
Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,300	9,955
Perrigo Finance Unlimited Co.	4.375%	3/15/26	17,731	17,326
Perrigo Finance Unlimited Co.	4.900%	12/15/44	11,187	10,100
Pfizer Inc.	1.700%	12/15/19	30,200	29,794
Pfizer Inc.	5.200%	8/12/20	25	26
Pfizer Inc.	1.950%	6/3/21	18,925	18,379
Pfizer Inc.	3.000%	9/15/21	7,525	7,520
Pfizer Inc.	2.200%	12/15/21	5,054	4,914
Pfizer Inc.	3.000%	6/15/23	9,910	9,783
Pfizer Inc.	3.200%	9/15/23	7,050	6,990
Pfizer Inc.	3.400%	5/15/24	5,059	5,050
Pfizer Inc.	2.750%	6/3/26	13,410	12,623
Pfizer Inc.	3.000%	12/15/26	20,148	19,318
Pfizer Inc.	3.600%	9/15/28	12,000	11,857
Pfizer Inc.	4.000%	12/15/36	12,275	12,103
Pfizer Inc.	4.100%	9/15/38	8,025	8,014
Pfizer Inc.	7.200%	3/15/39	14,414	19,892
Pfizer Inc.	4.300%	6/15/43	8,246	8,308
Pfizer Inc.	4.400%	5/15/44	10,725	11,008
Pfizer Inc.	4.125%	12/15/46	21,479	21,319
Pfizer Inc.	4.200%	9/15/48	13,300	13,322
Pharmacia LLC	6.600%	12/1/28	5,975	7,259
Philip Morris International Inc.	2.000%	2/21/20	9,175	9,032
Philip Morris International Inc.	4.500%	3/26/20	1,130	1,152
Philip Morris International Inc.	1.875%	2/25/21	4,576	4,426
Philip Morris International Inc.	4.125%	5/17/21	3,077	3,138
Philip Morris International Inc.	2.900%	11/15/21	3,890	3,831
Philip Morris International Inc.	2.375%	8/17/22	8,200	7,869
Philip Morris International Inc.	2.500%	8/22/22	2,020	1,948
Philip Morris International Inc.	2.500%	11/2/22	8,025	7,723
Philip Morris International Inc.	2.625%	3/6/23	6,340	6,085
Philip Morris International Inc.	2.125%	5/10/23	7,000	6,601
Philip Morris International Inc.	3.600%	11/15/23	5,450	5,443
Philip Morris International Inc.	3.250%	11/10/24	11,475	11,209
Philip Morris International Inc.	3.375%	8/11/25	8,274	8,052
Philip Morris International Inc.	2.750%	2/25/26	17,200	15,977
Philip Morris International Inc.	3.125%	8/17/27	1,885	1,777
Philip Morris International Inc.	3.125%	3/2/28	5,425	5,111
Philip Morris International Inc.	6.375%	5/16/38	16,192	19,461
Philip Morris International Inc.	4.375%	11/15/41	10,650	10,328
Philip Morris International Inc.	4.500%	3/20/42	6,438	6,240
Philip Morris International Inc.	3.875%	8/21/42	5,710	5,077
Philip Morris International Inc.	4.125%	3/4/43	6,035	5,593
Philip Morris International Inc.	4.875%	11/15/43	12,728	12,982
Philip Morris International Inc.	4.250%	11/10/44	13,605	12,810
5 Procter & Gamble - Esop	9.360%	1/1/21	1,719	1,841
Procter & Gamble Co.	1.750%	10/25/19	12,230	12,103
Procter & Gamble Co.	1.900%	11/1/19	6,080	6,017
Procter & Gamble Co.	1.900%	10/23/20	10,940	10,699
Procter & Gamble Co.	1.850%	2/2/21	4,041	3,934
Procter & Gamble Co.	1.700%	11/3/21	10,986	10,545
Procter & Gamble Co.	2.300%	2/6/22	9,828	9,544
Procter & Gamble Co.	2.150%	8/11/22	940	905
Procter & Gamble Co.	3.100%	8/15/23	12,642	12,559
Procter & Gamble Co.	2.700%	2/2/26	7,450	7,084

Procter & Gamble Co.	2.450%	11/3/26	8,850	8,198
Procter & Gamble Co.	2.850%	8/11/27	1,195	1,136
Procter & Gamble Co.	3.500%	10/25/47	11,810	10,954
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,000	1,844
5 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	4,653	4,213
5 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,850	3,621
Quest Diagnostics Inc.	4.750%	1/30/20	2,650	2,703
Quest Diagnostics Inc.	2.500%	3/30/20	3,350	3,308
Quest Diagnostics Inc.	4.700%	4/1/21	2,750	2,829
Quest Diagnostics Inc.	4.250%	4/1/24	4,565	4,615
Quest Diagnostics Inc.	3.500%	3/30/25	5,420	5,205
Quest Diagnostics Inc.	3.450%	6/1/26	6,504	6,165
Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,435
Quest Diagnostics Inc.	4.700%	3/30/45	1,982	1,915
Reynolds American Inc.	6.875%	5/1/20	1,580	1,663
Reynolds American Inc.	3.250%	6/12/20	12,570	12,532
Reynolds American Inc.	4.000%	6/12/22	8,610	8,664
Reynolds American Inc.	4.850%	9/15/23	3,425	3,540
Reynolds American Inc.	4.450%	6/12/25	36,425	36,730
Reynolds American Inc.	5.700%	8/15/35	11,892	12,695
Reynolds American Inc.	7.250%	6/15/37	3,234	3,981
Reynolds American Inc.	8.125%	5/1/40	2,569	3,361
Reynolds American Inc.	7.000%	8/4/41	3,375	3,995
Reynolds American Inc.	5.850%	8/15/45	23,084	24,932
RWJ Barnabas Health Inc.	3.949%	7/1/46	4,720	4,352
Sanofi	4.000%	3/29/21	13,573	13,827
Sanofi	3.375%	6/19/23	15,250	15,255
Sanofi	3.625%	6/19/28	14,575	14,423
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	36,185	34,865
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	38,060	35,907
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	32,390	29,901
SSM Health Care Corp.	3.688%	6/1/23	6,450	6,423
SSM Health Care Corp.	3.823%	6/1/27	5,200	5,143
Stanford Health Care	3.795%	11/15/48	6,350	6,006
Stryker Corp.	4.375%	1/15/20	811	824
Stryker Corp.	2.625%	3/15/21	20,325	20,017
Stryker Corp.	3.375%	5/15/24	11,300	11,083
Stryker Corp.	3.375%	11/1/25	8,225	7,909
Stryker Corp.	3.500%	3/15/26	9,015	8,725
Stryker Corp.	3.650%	3/7/28	4,000	3,890
Stryker Corp.	4.375%	5/15/44	3,725	3,572
Stryker Corp.	4.625%	3/15/46	10,085	10,203
Sutter Health	3.695%	8/15/28	3,700	3,625
Sutter Health	4.091%	8/15/48	4,950	4,681
Sysco Corp.	2.600%	10/1/20	6,075	5,998
Sysco Corp.	2.500%	7/15/21	4,750	4,637
Sysco Corp.	2.600%	6/12/22	1,150	1,115
Sysco Corp.	3.550%	3/15/25	4,740	4,645
Sysco Corp.	3.750%	10/1/25	5,950	5,869
Sysco Corp.	3.300%	7/15/26	8,616	8,219
Sysco Corp.	3.250%	7/15/27	17,286	16,255
Sysco Corp.	4.850%	10/1/45	4,215	4,311
Sysco Corp.	4.500%	4/1/46	5,115	5,020
Sysco Corp.	4.450%	3/15/48	6,450	6,285

5 Texas Health Resources	4.330%	11/15/55	1,725	1,747
Thermo Fisher Scientific Inc.	4.700%	5/1/20	750	765
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,800	9,034
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,379	7,404
Thermo Fisher Scientific Inc.	3.300%	2/15/22	8,605	8,527
Thermo Fisher Scientific Inc.	3.150%	1/15/23	4,465	4,369
Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,700	12,303
Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,161
Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,375	8,196
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,955	11,973
Thermo Fisher Scientific Inc.	3.200%	8/15/27	8,375	7,823
Thermo Fisher Scientific Inc.	5.300%	2/1/44	6,701	7,345
Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,575	5,208
Trinity Health Corp.	4.125%	12/1/45	6,615	6,369
Tupperware Brands Corp.	4.750%	6/1/21	5,960	6,063
Tyson Foods Inc.	2.250%	8/23/21	2,250	2,165
Tyson Foods Inc.	4.500%	6/15/22	16,533	17,046
Tyson Foods Inc.	3.900%	9/28/23	2,950	2,970
Tyson Foods Inc.	3.950%	8/15/24	14,271	14,229
Tyson Foods Inc.	3.550%	6/2/27	14,490	13,666
Tyson Foods Inc.	4.875%	8/15/34	10,079	10,151
Tyson Foods Inc.	5.150%	8/15/44	4,250	4,323
Tyson Foods Inc.	4.550%	6/2/47	8,625	7,987
Tyson Foods Inc.	5.100%	9/28/48	3,500	3,565
Unilever Capital Corp.	2.100%	7/30/20	8,750	8,542
Unilever Capital Corp.	4.250%	2/10/21	10,720	10,957
Unilever Capital Corp.	1.375%	7/28/21	8,930	8,462
Unilever Capital Corp.	3.000%	3/7/22	6,000	5,939
Unilever Capital Corp.	3.250%	3/7/24	9,450	9,299
Unilever Capital Corp.	2.600%	5/5/24	11,975	11,382
Unilever Capital Corp.	3.100%	7/30/25	7,200	6,961
Unilever Capital Corp.	2.000%	7/28/26	10,125	8,956
Unilever Capital Corp.	3.500%	3/22/28	13,875	13,596
Unilever Capital Corp.	5.900%	11/15/32	4,300	5,228
Whirlpool Corp.	4.850%	6/15/21	2,763	2,836
Whirlpool Corp.	4.700%	6/1/22	4,030	4,155
Whirlpool Corp.	4.000%	3/1/24	3,429	3,406
Whirlpool Corp.	3.700%	5/1/25	2,655	2,567
Whirlpool Corp.	4.500%	6/1/46	6,657	5,896
Wyeth LLC	7.250%	3/1/23	2,400	2,774
Wyeth LLC	6.450%	2/1/24	5,625	6,418
Wyeth LLC	6.500%	2/1/34	6,675	8,345
Wyeth LLC	6.000%	2/15/36	5,415	6,585
Wyeth LLC	5.950%	4/1/37	34,318	41,394
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,917
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,850	1,879
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	27,625	27,356
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,775	5,709
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	8,746
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,500	2,487
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	20,414
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,817
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	5,620	5,244
Zoetis Inc.	3.450%	11/13/20	5,000	5,006
Zoetis Inc.	3.250%	8/20/21	3,300	3,295
Zoetis Inc.	3.250%	2/1/23	14,045	13,812
Zoetis Inc.	4.500%	11/13/25	5,200	5,345

Zoetis Inc.	3.000%	9/12/27	9,329	8,644
Zoetis Inc.	3.900%	8/20/28	3,400	3,363
Zoetis Inc.	4.700%	2/1/43	12,553	12,828
Zoetis Inc.	3.950%	9/12/47	4,850	4,392
Zoetis Inc.	4.450%	8/20/48	3,900	3,900

Energy (2.5%)
Anadarko Finance Co.	7.500%	5/1/31	8,811	10,818
Anadarko Petroleum Corp.	4.850%	3/15/21	2,733	2,808
Anadarko Petroleum Corp.	3.450%	7/15/24	7,578	7,252
Anadarko Petroleum Corp.	5.550%	3/15/26	23,663	25,107
Anadarko Petroleum Corp.	6.450%	9/15/36	17,635	20,058
Anadarko Petroleum Corp.	7.950%	6/15/39	3,330	4,302
Anadarko Petroleum Corp.	6.200%	3/15/40	13,773	15,278
Anadarko Petroleum Corp.	4.500%	7/15/44	1,915	1,734
Anadarko Petroleum Corp.	6.600%	3/15/46	10,595	12,476
Andeavor	5.375%	10/1/22	2,125	2,160
Andeavor	4.750%	12/15/23	25,705	26,605
Andeavor	5.125%	4/1/24	1,000	1,021
Andeavor	5.125%	12/15/26	24,210	25,365
Andeavor	3.800%	4/1/28	5,700	5,439
Andeavor	4.500%	4/1/48	6,000	5,568
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,950	1,913
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	11,810	11,544
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	16,825	16,804
Apache Corp.	3.625%	2/1/21	3,434	3,433
Apache Corp.	3.250%	4/15/22	4,883	4,786
Apache Corp.	2.625%	1/15/23	790	754
Apache Corp.	4.375%	10/15/28	9,130	8,955
Apache Corp.	7.750%	12/15/29	4,965	6,123
Apache Corp.	6.000%	1/15/37	17,137	18,723
Apache Corp.	5.100%	9/1/40	14,161	13,964
Apache Corp.	5.250%	2/1/42	10,150	10,125
Apache Corp.	4.750%	4/15/43	9,595	9,079
Apache Corp.	4.250%	1/15/44	4,916	4,358
Baker Hughes a GE Co. LLC	3.200%	8/15/21	10,677	10,621
Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,382	14,084
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	8,250	7,980
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	15,145	14,195
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	14,275	12,891
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,312
Boardwalk Pipelines LP	4.950%	12/15/24	7,950	8,070
Boardwalk Pipelines LP	5.950%	6/1/26	12,260	12,974
Boardwalk Pipelines LP	4.450%	7/15/27	8,500	8,186
BP Capital Markets America Inc.	3.796%	9/21/25	10,235	10,254
BP Capital Markets America Inc.	3.937%	9/21/28	12,275	12,349
BP Capital Markets plc	2.315%	2/13/20	28,818	28,551
BP Capital Markets plc	4.500%	10/1/20	800	820
BP Capital Markets plc	4.742%	3/11/21	17,445	18,053
BP Capital Markets plc	2.112%	9/16/21	9,351	9,034
BP Capital Markets plc	3.561%	11/1/21	15,140	15,225

BP Capital Markets plc	3.062%	3/17/22	4,075	4,023
BP Capital Markets plc	3.245%	5/6/22	20,261	20,104
BP Capital Markets plc	2.520%	9/19/22	7,950	7,659
BP Capital Markets plc	2.500%	11/6/22	14,457	13,965
BP Capital Markets plc	2.750%	5/10/23	24,150	23,329
BP Capital Markets plc	3.994%	9/26/23	5,805	5,910
BP Capital Markets plc	3.216%	11/28/23	16,207	15,896
BP Capital Markets plc	3.814%	2/10/24	5,981	6,039
BP Capital Markets plc	3.224%	4/14/24	707	693
BP Capital Markets plc	3.535%	11/4/24	23,801	23,583
BP Capital Markets plc	3.506%	3/17/25	14,381	14,178
BP Capital Markets plc	3.119%	5/4/26	13,798	13,137
BP Capital Markets plc	3.017%	1/16/27	3,785	3,554
BP Capital Markets plc	3.279%	9/19/27	22,925	21,900
BP Capital Markets plc	3.723%	11/28/28	8,634	8,518
Buckeye Partners LP	4.875%	2/1/21	340	346
Buckeye Partners LP	4.150%	7/1/23	4,075	4,019
Buckeye Partners LP	4.350%	10/15/24	400	391
Buckeye Partners LP	3.950%	12/1/26	8,480	7,822
Buckeye Partners LP	4.125%	12/1/27	3,100	2,858
Buckeye Partners LP	5.850%	11/15/43	6,800	6,534
Buckeye Partners LP	5.600%	10/15/44	1,865	1,735
Burlington Resources Finance Co.	7.200%	8/15/31	1,225	1,553
Burlington Resources Finance Co.	7.400%	12/1/31	5,240	6,686
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,535
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,835	13,376
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,823	4,774
Canadian Natural Resources Ltd.	3.900%	2/1/25	140	138
Canadian Natural Resources Ltd.	3.850%	6/1/27	14,803	14,436
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,018	6,200
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,890
Canadian Natural Resources Ltd.	5.850%	2/1/35	3,725	4,102
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,672	7,920
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,049	13,032
Canadian Natural Resources Ltd.	6.750%	2/1/39	4,454	5,442
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,408	6,671
Cenovus Energy Inc.	5.700%	10/15/19	15,600	15,951
Cenovus Energy Inc.	3.000%	8/15/22	6,975	6,687
Cenovus Energy Inc.	3.800%	9/15/23	17,500	17,128
Cenovus Energy Inc.	4.250%	4/15/27	12,285	11,870
Cenovus Energy Inc.	5.250%	6/15/37	10,402	10,272
Cenovus Energy Inc.	6.750%	11/15/39	12,537	14,151
Cenovus Energy Inc.	4.450%	9/15/42	1,314	1,151
Cenovus Energy Inc.	5.200%	9/15/43	11,045	10,631
Cenovus Energy Inc.	5.400%	6/15/47	13,885	13,972
Chevron Corp.	2.193%	11/15/19	13,025	12,938
Chevron Corp.	1.961%	3/3/20	21,425	21,149
Chevron Corp.	1.991%	3/3/20	6,645	6,557
Chevron Corp.	2.427%	6/24/20	7,454	7,380
Chevron Corp.	2.419%	11/17/20	11,434	11,290
Chevron Corp.	2.100%	5/16/21	18,740	18,270
Chevron Corp.	2.411%	3/3/22	4,935	4,804
Chevron Corp.	2.498%	3/3/22	7,840	7,661
Chevron Corp.	2.355%	12/5/22	21,477	20,597
Chevron Corp.	3.191%	6/24/23	18,040	17,902
Chevron Corp.	2.895%	3/3/24	13,095	12,734
Chevron Corp.	3.326%	11/17/25	1,433	1,411

Chevron Corp.	2.954%	5/16/26	21,440	20,408
Cimarex Energy Co.	4.375%	6/1/24	13,700	13,835
Cimarex Energy Co.	3.900%	5/15/27	17,596	16,791
Columbia Pipeline Group Inc.	3.300%	6/1/20	2,252	2,246
Columbia Pipeline Group Inc.	4.500%	6/1/25	17,555	17,691
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,150	5,706
Concho Resources Inc.	3.750%	10/1/27	20,086	19,232
Concho Resources Inc.	4.300%	8/15/28	6,500	6,476
Concho Resources Inc.	4.875%	10/1/47	4,500	4,567
ConocoPhillips	5.900%	10/15/32	12,526	14,718
ConocoPhillips	5.900%	5/15/38	4,537	5,420
ConocoPhillips	6.500%	2/1/39	18,907	24,451
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,470	6,580
ConocoPhillips Co.	4.950%	3/15/26	25,579	27,604
ConocoPhillips Co.	4.150%	11/15/34	5,994	5,857
ConocoPhillips Co.	4.300%	11/15/44	6,237	6,418
ConocoPhillips Co.	5.950%	3/15/46	7,699	9,703
ConocoPhillips Holding Co.	6.950%	4/15/29	8,359	10,418
Continental Resources Inc.	4.500%	4/15/23	3,700	3,765
Continental Resources Inc.	4.375%	1/15/28	19,235	19,091
Continental Resources Inc.	4.900%	6/1/44	8,300	8,217
Devon Energy Corp.	4.000%	7/15/21	5,315	5,360
Devon Energy Corp.	3.250%	5/15/22	19,447	19,103
Devon Energy Corp.	5.850%	12/15/25	2,201	2,395
Devon Energy Corp.	7.950%	4/15/32	5,100	6,426
Devon Energy Corp.	5.600%	7/15/41	10,423	11,065
Devon Energy Corp.	4.750%	5/15/42	7,246	6,921
Devon Energy Corp.	5.000%	6/15/45	5,073	5,008
Devon Financing Co. LLC	7.875%	9/30/31	12,287	15,240
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	5,250	5,177
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,533
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	7,566
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,675	5,661
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	4,961
Enable Midstream Partners LP	3.900%	5/15/24	9,994	9,677
Enable Midstream Partners LP	4.400%	3/15/27	10,950	10,506
Enable Midstream Partners LP	4.950%	5/15/28	8,035	7,984
Enable Midstream Partners LP	5.000%	5/15/44	925	836
Enbridge Energy Partners LP	4.375%	10/15/20	1,405	1,426
Enbridge Energy Partners LP	4.200%	9/15/21	593	600
Enbridge Energy Partners LP	5.875%	10/15/25	3,785	4,155
Enbridge Energy Partners LP	7.500%	4/15/38	11,285	14,497
Enbridge Energy Partners LP	5.500%	9/15/40	8,245	8,840
Enbridge Energy Partners LP	7.375%	10/15/45	4,116	5,450
Enbridge Inc.	2.900%	7/15/22	7,155	6,931
Enbridge Inc.	4.250%	12/1/26	12,694	12,777
Enbridge Inc.	3.700%	7/15/27	24,750	23,595
Enbridge Inc.	4.500%	6/10/44	4,200	4,016
Enbridge Inc.	5.500%	12/1/46	4,350	4,804
Encana Corp.	3.900%	11/15/21	7,022	7,048
Encana Corp.	8.125%	9/15/30	1,300	1,655
Encana Corp.	7.375%	11/1/31	3,550	4,320
Encana Corp.	6.500%	8/15/34	5,930	6,869
Encana Corp.	6.625%	8/15/37	1,283	1,512
Encana Corp.	6.500%	2/1/38	10,300	12,076
Energy Transfer Equity LP	4.250%	3/15/23	13,670	13,602
Energy Transfer LP	4.150%	10/1/20	8,051	8,155

Energy Transfer LP	4.650%	6/1/21	4,865	4,982
Energy Transfer LP	5.200%	2/1/22	6,466	6,716
Energy Transfer LP	3.600%	2/1/23	25,011	24,474
Energy Transfer LP	8.250%	11/15/29	10	12
Energy Transfer LP	4.900%	3/15/35	4,598	4,322
Energy Transfer LP	6.625%	10/15/36	3,495	3,887
Energy Transfer LP	7.500%	7/1/38	7,457	8,917
Energy Transfer LP	6.050%	6/1/41	4,450	4,607
Energy Transfer LP	6.500%	2/1/42	13,093	14,456
Energy Transfer LP	5.150%	2/1/43	1,524	1,426
Energy Transfer LP	5.950%	10/1/43	4,685	4,816
Energy Transfer LP	5.150%	3/15/45	3,978	3,754
Energy Transfer LP	6.125%	12/15/45	11,050	11,745
Energy Transfer LP	5.300%	4/15/47	5,755	5,568
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,666
Energy Transfer Operating LP	4.050%	3/15/25	12,425	12,160
Energy Transfer Operating LP	4.750%	1/15/26	14,600	14,703
Energy Transfer Operating LP	4.200%	4/15/27	5,750	5,540
Energy Transfer Partners LP	4.200%	9/15/23	3,600	3,620
Energy Transfer Partners LP	4.950%	6/15/28	3,300	3,371
Energy Transfer Partners LP	5.800%	6/15/38	7,525	7,811
Energy Transfer Partners LP	6.000%	6/15/48	5,775	6,150
Enterprise Products Operating LLC	2.550%	10/15/19	11,285	11,234
Enterprise Products Operating LLC	5.250%	1/31/20	1,095	1,123
Enterprise Products Operating LLC	5.200%	9/1/20	3,441	3,557
Enterprise Products Operating LLC	2.800%	2/15/21	9,700	9,576
Enterprise Products Operating LLC	2.850%	4/15/21	1,360	1,343
Enterprise Products Operating LLC	4.050%	2/15/22	475	482
Enterprise Products Operating LLC	3.350%	3/15/23	11,513	11,383
Enterprise Products Operating LLC	3.900%	2/15/24	18,790	18,950
Enterprise Products Operating LLC	3.750%	2/15/25	16,910	16,877
Enterprise Products Operating LLC	3.700%	2/15/26	8,081	7,966
Enterprise Products Operating LLC	3.950%	2/15/27	1,157	1,154
Enterprise Products Operating LLC	6.875%	3/1/33	5,693	7,010
Enterprise Products Operating LLC	6.650%	10/15/34	1,660	2,009
Enterprise Products Operating LLC	7.550%	4/15/38	2,994	3,922
Enterprise Products Operating LLC	6.125%	10/15/39	9,361	10,926
Enterprise Products Operating LLC	6.450%	9/1/40	1,043	1,257
Enterprise Products Operating LLC	5.950%	2/1/41	5,426	6,268
Enterprise Products Operating LLC	5.700%	2/15/42	6,895	7,784
Enterprise Products Operating LLC	4.850%	8/15/42	8,290	8,493
Enterprise Products Operating LLC	4.450%	2/15/43	19,348	18,764
Enterprise Products Operating LLC	4.850%	3/15/44	24,075	24,365
Enterprise Products Operating LLC	5.100%	2/15/45	2,342	2,447
Enterprise Products Operating LLC	4.900%	5/15/46	17,053	17,555
Enterprise Products Operating LLC	4.250%	2/15/48	25,450	23,757
Enterprise Products Operating LLC	4.950%	10/15/54	4,345	4,332
5 Enterprise Products Operating LLC	5.250%	8/16/77	3,025	2,834
5 Enterprise Products Operating LLC	5.375%	2/15/78	4,750	4,414
EOG Resources Inc.	2.450%	4/1/20	70	69
EOG Resources Inc.	4.400%	6/1/20	9,220	9,375
EOG Resources Inc.	4.100%	2/1/21	9,540	9,681
EOG Resources Inc.	2.625%	3/15/23	16,533	15,931
EOG Resources Inc.	3.150%	4/1/25	8,050	7,804
EOG Resources Inc.	4.150%	1/15/26	4,410	4,517
EOG Resources Inc.	3.900%	4/1/35	5,026	4,901
EQM Midstream Partners LP	4.000%	8/1/24	3,610	3,447

EQM Midstream Partners LP	4.125%	12/1/26	4,700	4,426
EQM Midstream Partners LP	5.500%	7/15/28	7,900	8,101
EQT Corp.	2.500%	10/1/20	2,925	2,856
EQT Corp.	4.875%	11/15/21	6,555	6,738
EQT Corp.	3.000%	10/1/22	4,350	4,210
EQT Corp.	3.900%	10/1/27	15,436	14,459
EQT Midstream Partners LP	4.750%	7/15/23	6,850	6,944
EQT Midstream Partners LP	6.500%	7/15/48	8,975	9,556
Exxon Mobil Corp.	1.912%	3/6/20	8,951	8,836
Exxon Mobil Corp.	2.222%	3/1/21	25,245	24,676
Exxon Mobil Corp.	2.397%	3/6/22	28,903	28,141
Exxon Mobil Corp.	2.726%	3/1/23	32,832	32,146
Exxon Mobil Corp.	2.709%	3/6/25	19,046	18,243
Exxon Mobil Corp.	3.043%	3/1/26	12,871	12,427
Exxon Mobil Corp.	3.567%	3/6/45	8,850	8,264
Exxon Mobil Corp.	4.114%	3/1/46	22,300	22,502
Halliburton Co.	3.500%	8/1/23	4,549	4,518
Halliburton Co.	3.800%	11/15/25	44,975	44,576
Halliburton Co.	4.850%	11/15/35	14,778	15,466
Halliburton Co.	6.700%	9/15/38	10,025	12,441
Halliburton Co.	7.450%	9/15/39	4,639	6,201
Halliburton Co.	4.500%	11/15/41	4,696	4,598
Halliburton Co.	4.750%	8/1/43	9,300	9,493
Halliburton Co.	5.000%	11/15/45	19,925	21,223
Helmerich & Payne International Drilling
Co.	4.650%	3/15/25	5,000	5,096
Hess Corp.	3.500%	7/15/24	5,100	4,841
Hess Corp.	4.300%	4/1/27	7,760	7,500
Hess Corp.	7.875%	10/1/29	6,658	8,027
Hess Corp.	7.300%	8/15/31	4,428	5,101
Hess Corp.	7.125%	3/15/33	4,642	5,315
Hess Corp.	6.000%	1/15/40	15,960	16,600
Hess Corp.	5.600%	2/15/41	13,628	13,769
Hess Corp.	5.800%	4/1/47	6,978	7,342
HollyFrontier Corp.	5.875%	4/1/26	2,520	2,685
Husky Energy Inc.	7.250%	12/15/19	6,191	6,470
Husky Energy Inc.	3.950%	4/15/22	12,571	12,650
Husky Energy Inc.	4.000%	4/15/24	15,718	15,699
Husky Energy Inc.	6.800%	9/15/37	2,966	3,653
Kerr-McGee Corp.	6.950%	7/1/24	9,637	10,864
Kerr-McGee Corp.	7.875%	9/15/31	3,204	3,989
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,608	5,873
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,200	2,299
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,546	7,535
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,785	6,080
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,500	12,981
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,075	6,151
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,250	8,302
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,439	7,307
Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,449	13,177
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	452
Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,770	16,914
Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,770	1,779
Kinder Morgan Energy Partners LP	7.400%	3/15/31	235	282
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,990	3,619
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,549	5,973
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,241	24,823

Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,621	5,593
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,995	6,769
Kinder Morgan Energy Partners LP	6.550%	9/15/40	6,225	7,089
Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,112	7,567
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,650	1,849
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,217	12,580
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,895	1,842
Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,474	10,740
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,191	3,096
Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,977	12,331
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,859	1,899
Kinder Morgan Inc.	3.050%	12/1/19	11,508	11,481
Kinder Morgan Inc.	3.150%	1/15/23	2,596	2,525
Kinder Morgan Inc.	4.300%	6/1/25	12,000	12,094
Kinder Morgan Inc.	7.800%	8/1/31	4,350	5,397
Kinder Morgan Inc.	7.750%	1/15/32	9,703	12,222
Kinder Morgan Inc.	5.300%	12/1/34	12,277	12,670
Kinder Morgan Inc.	5.550%	6/1/45	23,396	24,683
Kinder Morgan Inc.	5.050%	2/15/46	250	249
Kinder Morgan Inc.	5.200%	3/1/48	7,825	7,969
Kinder Morgan Inc.	4.300%	3/1/28	13,625	13,496
Magellan Midstream Partners LP	4.250%	2/1/21	3,795	3,852
Magellan Midstream Partners LP	5.000%	3/1/26	8,250	8,762
Magellan Midstream Partners LP	5.150%	10/15/43	176	183
Magellan Midstream Partners LP	4.250%	9/15/46	4,152	3,883
Magellan Midstream Partners LP	4.200%	10/3/47	8,465	7,744
Marathon Oil Corp.	2.700%	6/1/20	6,811	6,715
Marathon Oil Corp.	2.800%	11/1/22	18,128	17,444
Marathon Oil Corp.	3.850%	6/1/25	11,325	10,991
Marathon Oil Corp.	4.400%	7/15/27	7,352	7,350
Marathon Oil Corp.	6.800%	3/15/32	7,393	8,674
Marathon Oil Corp.	6.600%	10/1/37	6,305	7,423
Marathon Oil Corp.	5.200%	6/1/45	10,025	10,457
Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,726
Marathon Petroleum Corp.	5.125%	3/1/21	12,054	12,505
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,278
Marathon Petroleum Corp.	6.500%	3/1/41	12,790	14,941
Marathon Petroleum Corp.	4.750%	9/15/44	2,957	2,844
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,531
Marathon Petroleum Corp.	5.000%	9/15/54	4,528	4,313
MPLX LP	5.500%	2/15/23	5	5
MPLX LP	3.375%	3/15/23	4,775	4,672
MPLX LP	4.500%	7/15/23	22,340	22,840
MPLX LP	4.875%	12/1/24	31,160	32,358
MPLX LP	4.000%	2/15/25	3,872	3,801
MPLX LP	4.875%	6/1/25	3,373	3,472
MPLX LP	4.125%	3/1/27	12,966	12,572
MPLX LP	4.000%	3/15/28	10,000	9,615
MPLX LP	4.500%	4/15/38	16,500	15,521
MPLX LP	5.200%	3/1/47	11,700	11,686
MPLX LP	4.700%	4/15/48	14,700	13,705
MPLX LP	4.900%	4/15/58	6,550	5,940
National Fuel Gas Co.	4.900%	12/1/21	912	932
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,590
National Fuel Gas Co.	5.200%	7/15/25	1,200	1,244
National Fuel Gas Co.	3.950%	9/15/27	2,500	2,303
National Fuel Gas Co.	4.750%	9/1/28	9,205	8,967

National Oilwell Varco Inc.	2.600%	12/1/22	26,111	24,782
National Oilwell Varco Inc.	3.950%	12/1/42	8,223	7,021
Noble Energy Inc.	4.150%	12/15/21	11,224	11,360
Noble Energy Inc.	3.900%	11/15/24	3,875	3,795
Noble Energy Inc.	3.850%	1/15/28	7,225	6,812
Noble Energy Inc.	6.000%	3/1/41	16,173	17,297
Noble Energy Inc.	5.250%	11/15/43	8,462	8,417
Noble Energy Inc.	5.050%	11/15/44	6,900	6,640
Noble Energy Inc.	4.950%	8/15/47	6,380	6,107
Occidental Petroleum Corp.	4.100%	2/1/21	24,016	24,403
Occidental Petroleum Corp.	3.125%	2/15/22	7,140	7,059
Occidental Petroleum Corp.	2.700%	2/15/23	10,178	9,844
Occidental Petroleum Corp.	3.500%	6/15/25	4,470	4,419
Occidental Petroleum Corp.	3.400%	4/15/26	9,959	9,742
Occidental Petroleum Corp.	4.625%	6/15/45	8,131	8,393
Occidental Petroleum Corp.	4.400%	4/15/46	15,153	15,277
Occidental Petroleum Corp.	4.100%	2/15/47	6,100	5,883
Occidental Petroleum Corp.	4.200%	3/15/48	1,035	1,018
ONEOK Inc.	4.250%	2/1/22	11,925	12,059
ONEOK Inc.	7.500%	9/1/23	7,950	9,082
ONEOK Inc.	4.000%	7/13/27	2,800	2,706
ONEOK Inc.	4.550%	7/15/28	8,275	8,311
ONEOK Inc.	6.000%	6/15/35	1,000	1,083
ONEOK Inc.	4.950%	7/13/47	11,625	11,454
ONEOK Inc.	5.200%	7/15/48	4,375	4,456
ONEOK Partners LP	3.375%	10/1/22	13,237	13,037
ONEOK Partners LP	4.900%	3/15/25	7,219	7,483
ONEOK Partners LP	6.650%	10/1/36	14,169	16,466
ONEOK Partners LP	6.850%	10/15/37	6,625	7,867
ONEOK Partners LP	6.125%	2/1/41	5,045	5,560
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,530	6,077
Petro-Canada	5.350%	7/15/33	3,425	3,678
Petro-Canada	5.950%	5/15/35	7,030	8,108
Petro-Canada	6.800%	5/15/38	8,963	11,333
Phillips 66	4.300%	4/1/22	14,260	14,630
Phillips 66	3.900%	3/15/28	8,560	8,437
Phillips 66	4.650%	11/15/34	4,794	4,827
Phillips 66	5.875%	5/1/42	14,786	16,996
Phillips 66	4.875%	11/15/44	24,091	24,948
Phillips 66 Partners LP	2.646%	2/15/20	1,942	1,922
Phillips 66 Partners LP	3.605%	2/15/25	8,083	7,784
Phillips 66 Partners LP	3.550%	10/1/26	1,600	1,503
Phillips 66 Partners LP	3.750%	3/1/28	3,575	3,386
Phillips 66 Partners LP	4.680%	2/15/45	5,550	5,246
Phillips 66 Partners LP	4.900%	10/1/46	5,200	5,062
Pioneer Natural Resources Co.	3.450%	1/15/21	3,125	3,125
Pioneer Natural Resources Co.	3.950%	7/15/22	21,110	21,289
Pioneer Natural Resources Co.	4.450%	1/15/26	9,020	9,220
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	315	313
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	9,656	9,904
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	6,037	6,164
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,984	3,929

Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	18,103	17,145
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	3,909	3,844
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	22,615	21,780
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	3,608	3,637
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,539	7,532
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,225	2,482
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	7,725	7,245
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	13,747	11,713
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	4,560	4,108
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	200	185
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	162	167
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	9,110	9,622
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	20,850	21,569
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	14,200	14,413
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	33,721
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,275	15,328
Sabine Pass Liquefaction LLC	5.625%	4/15/23	19,308	20,515
Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,350	29,367
Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,350	29,162
Sabine Pass Liquefaction LLC	5.875%	6/30/26	27,127	29,195
Sabine Pass Liquefaction LLC	5.000%	3/15/27	6,709	6,885
Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,800	14,356
Schlumberger Investment SA	3.650%	12/1/23	15,830	15,955
Shell International Finance BV	4.375%	3/25/20	8,024	8,176
Shell International Finance BV	2.125%	5/11/20	13,100	12,919
Shell International Finance BV	2.250%	11/10/20	2,686	2,646
Shell International Finance BV	1.875%	5/10/21	23,000	22,253
Shell International Finance BV	1.750%	9/12/21	13,530	13,019
Shell International Finance BV	2.375%	8/21/22	7,641	7,392
Shell International Finance BV	2.250%	1/6/23	12,328	11,772
Shell International Finance BV	3.400%	8/12/23	8,470	8,460
Shell International Finance BV	3.250%	5/11/25	19,195	18,810
Shell International Finance BV	2.875%	5/10/26	30,020	28,501
Shell International Finance BV	2.500%	9/12/26	18,325	16,914
Shell International Finance BV	4.125%	5/11/35	16,455	16,626
Shell International Finance BV	6.375%	12/15/38	26,442	34,058
Shell International Finance BV	5.500%	3/25/40	6,378	7,496
Shell International Finance BV	3.625%	8/21/42	6,400	5,877
Shell International Finance BV	4.550%	8/12/43	13,771	14,514
Shell International Finance BV	4.375%	5/11/45	30,209	31,010
Shell International Finance BV	4.000%	5/10/46	29,961	29,186
Shell International Finance BV	3.750%	9/12/46	25,082	23,478

	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,443	6,563
	Spectra Energy Partners LP	4.750%	3/15/24	6,080	6,269
	Spectra Energy Partners LP	3.500%	3/15/25	13,680	13,156
	Spectra Energy Partners LP	3.375%	10/15/26	3,090	2,895
	Spectra Energy Partners LP	5.950%	9/25/43	879	990
	Spectra Energy Partners LP	4.500%	3/15/45	11,825	11,284
	Suncor Energy Inc.	3.600%	12/1/24	1,265	1,252
	Suncor Energy Inc.	7.150%	2/1/32	4,903	6,114
	Suncor Energy Inc.	5.950%	12/1/34	260	298
	Suncor Energy Inc.	6.500%	6/15/38	18,838	23,223
	Suncor Energy Inc.	6.850%	6/1/39	2,804	3,583
	Suncor Energy Inc.	4.000%	11/15/47	8,300	7,765
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	23,000	23,373
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,564	1,523
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,050	2,037
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,650	7,159
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,300	7,851
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,490	11,016
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	963
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,728	12,084
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	14,723	14,320
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	9,750	9,543
	TC PipeLines LP	3.900%	5/25/27	6,500	6,159
	TechnipFMC plc	3.450%	10/1/22	1,292	1,258
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,819
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,120	2,474
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,692	2,088
10	Texas Eastern Transmission LP	2.800%	10/15/22	165	158
	Texas Eastern Transmission LP	7.000%	7/15/32	5,700	6,880
	Total Capital Canada Ltd.	2.750%	7/15/23	23,140	22,387
	Total Capital International SA	2.750%	6/19/21	26,558	26,252
	Total Capital International SA	2.875%	2/17/22	6,415	6,315
	Total Capital International SA	2.700%	1/25/23	8,950	8,689
	Total Capital International SA	3.700%	1/15/24	19,750	19,906
	Total Capital International SA	3.750%	4/10/24	3,485	3,514
	Total Capital SA	4.450%	6/24/20	12,879	13,167
	Total Capital SA	4.125%	1/28/21	8,556	8,726
	TransCanada PipeLines Ltd.	2.125%	11/15/19	17,100	16,906
	TransCanada PipeLines Ltd.	3.800%	10/1/20	15,255	15,389
	TransCanada PipeLines Ltd.	2.500%	8/1/22	11,855	11,353
	TransCanada PipeLines Ltd.	3.750%	10/16/23	1,700	1,698
	TransCanada PipeLines Ltd.	4.875%	1/15/26	18,277	19,004
	TransCanada PipeLines Ltd.	4.250%	5/15/28	8,190	8,199
	TransCanada PipeLines Ltd.	4.625%	3/1/34	6,486	6,476
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	2,988
	TransCanada PipeLines Ltd.	5.850%	3/15/36	14,190	16,140
	TransCanada PipeLines Ltd.	6.200%	10/15/37	15,909	18,497
	TransCanada PipeLines Ltd.	4.750%	5/15/38	8,295	8,392
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,786	7,321
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,613	2,137
	TransCanada PipeLines Ltd.	5.000%	10/16/43	17,750	18,086
	TransCanada PipeLines Ltd.	4.875%	5/15/48	9,550	9,784
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,515	9,159
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,400	5,278
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	650
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	650	617

Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,000	3,894
Valero Energy Corp.	6.125%	2/1/20	6,970	7,230
Valero Energy Corp.	3.650%	3/15/25	834	816
Valero Energy Corp.	3.400%	9/15/26	15,930	15,144
Valero Energy Corp.	4.350%	6/1/28	10,985	11,016
Valero Energy Corp.	7.500%	4/15/32	8,071	10,228
Valero Energy Corp.	6.625%	6/15/37	10,403	12,514
Valero Energy Corp.	4.900%	3/15/45	12,535	12,744
Valero Energy Partners LP	4.375%	12/15/26	5,592	5,475
Valero Energy Partners LP	4.500%	3/15/28	4,050	3,978
Western Gas Partners LP	5.375%	6/1/21	4,957	5,121
Western Gas Partners LP	4.000%	7/1/22	645	643
Western Gas Partners LP	4.650%	7/1/26	2,400	2,361
Western Gas Partners LP	4.500%	3/1/28	2,480	2,383
Western Gas Partners LP	4.750%	8/15/28	4,980	4,867
Western Gas Partners LP	5.450%	4/1/44	7,175	6,745
Western Gas Partners LP	5.300%	3/1/48	12,750	11,723
Western Gas Partners LP	5.500%	8/15/48	4,815	4,553
Williams Cos Inc.	4.500%	11/15/23	4,300	4,379
Williams Cos Inc.	4.300%	3/4/24	14,823	14,911
Williams Cos Inc.	3.900%	1/15/25	14,971	14,544
Williams Cos Inc.	4.000%	9/15/25	7,975	7,840
Williams Cos Inc.	3.750%	6/15/27	20,434	19,504
Williams Cos. Inc.	5.250%	3/15/20	7,398	7,583
Williams Cos. Inc.	4.000%	11/15/21	5,340	5,366
Williams Cos. Inc.	3.600%	3/15/22	23,315	23,176
Williams Cos. Inc.	3.350%	8/15/22	10,525	10,331
Williams Cos. Inc.	3.700%	1/15/23	14,000	13,832
Williams Cos. Inc.	4.550%	6/24/24	26,000	26,410
Williams Cos. Inc.	6.300%	4/15/40	4,295	4,844
Williams Cos. Inc.	5.800%	11/15/43	14,705	15,853
Williams Cos. Inc.	5.400%	3/4/44	3,200	3,309
Williams Cos. Inc.	5.750%	6/24/44	7,390	7,888
Williams Cos. Inc.	4.900%	1/15/45	1,520	1,475
Williams Cos. Inc.	5.100%	9/15/45	14,475	14,544
Williams Cos. Inc.	4.850%	3/1/48	8,325	8,073

Other Industrial (0.1%)
5 Boston University	4.061%	10/1/48	2,835	2,801
California Institute of Technology GO	4.321%	8/1/45	475	488
California Institute of Technology GO	4.700%	11/1/11	10,900	11,109
CBRE Services Inc.	5.250%	3/15/25	4,975	5,195
CBRE Services Inc.	4.875%	3/1/26	13,255	13,495
Cintas Corp. No 2	2.900%	4/1/22	4,625	4,514
Cintas Corp. No 2	3.250%	6/1/22	3,965	3,910
Cintas Corp. No 2	3.700%	4/1/27	10,805	10,502
Fluor Corp.	3.500%	12/15/24	10,079	9,812
Fluor Corp.	4.250%	9/15/28	7,610	7,486
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	3,900	3,785
5 Massachusetts Institute of Technology GO	3.959%	7/1/38	7,775	7,774
Massachusetts Institute of Technology GO	5.600%	7/1/11	10,221	12,959
Massachusetts Institute of Technology GO	4.678%	7/1/14	5,475	5,854
Massachusetts Institute of Technology GO	3.885%	7/1/16	6,950	6,246
5 Northwestern University Illinois GO	4.643%	12/1/44	6,125	6,707
5 Northwestern University Illinois GO	3.662%	12/1/57	2,800	2,635
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	2,500	2,439

10	President & Fellows of Harvard College
	Massachusetts GO	6.500%	1/15/39	100	135
	President & Fellows of Harvard College
	Massachusetts Revenue	3.300%	7/15/56	2,660	2,341
5	Rice University Texas GO	3.574%	5/15/45	15,560	14,527
	Stanford University California GO	3.647%	5/1/48	5,019	4,755
5	University of Chicago	4.003%	10/1/53	6,510	6,437
5	University of Notre Dame du Lac	3.438%	2/15/45	7,000	6,463
	University of Notre Dame du Lac	3.394%	2/15/48	4,275	3,934
	University of Pennsylvania GO	4.674%	9/1/12	10,175	10,119
5	University of Southern California GO	3.028%	10/1/39	9,225	8,209
5	University of Southern California GO	3.841%	10/1/47	12,300	12,115

	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	12,025	11,792
	Adobe Systems Inc.	4.750%	2/1/20	10,849	11,078
	Alphabet Inc.	3.625%	5/19/21	13,255	13,435
	Altera Corp.	4.100%	11/15/23	7,030	7,161
	Amphenol Corp.	2.200%	4/1/20	3,950	3,881
	Amphenol Corp.	4.000%	2/1/22	590	598
	Amphenol Corp.	3.200%	4/1/24	3,650	3,503
	Analog Devices Inc.	2.850%	3/12/20	5,470	5,439
	Analog Devices Inc.	2.950%	1/12/21	205	203
	Analog Devices Inc.	2.500%	12/5/21	5,375	5,166
	Analog Devices Inc.	2.875%	6/1/23	12,650	12,140
	Analog Devices Inc.	3.125%	12/5/23	8,916	8,613
	Analog Devices Inc.	3.500%	12/5/26	10,075	9,649
	Apple Inc.	1.800%	11/13/19	11,700	11,566
	Apple Inc.	1.550%	2/7/20	14,195	13,945
	Apple Inc.	1.900%	2/7/20	8,050	7,948
	Apple Inc.	2.000%	5/6/20	7,615	7,510
	Apple Inc.	1.800%	5/11/20	9,609	9,444
	Apple Inc.	2.000%	11/13/20	13,350	13,102
	Apple Inc.	2.250%	2/23/21	33,306	32,693
	Apple Inc.	2.850%	5/6/21	62,790	62,474
	Apple Inc.	1.550%	8/4/21	19,550	18,741
	Apple Inc.	2.150%	2/9/22	18,725	18,112
	Apple Inc.	2.500%	2/9/22	16,070	15,727
	Apple Inc.	2.300%	5/11/22	14,255	13,809
	Apple Inc.	2.700%	5/13/22	23,184	22,770
	Apple Inc.	2.400%	1/13/23	6,900	6,666
	Apple Inc.	2.850%	2/23/23	15,858	15,564
	Apple Inc.	2.400%	5/3/23	48,584	46,704
	Apple Inc.	3.000%	2/9/24	7,657	7,502
	Apple Inc.	3.450%	5/6/24	19,432	19,426
	Apple Inc.	2.850%	5/11/24	27,855	26,973
	Apple Inc.	2.750%	1/13/25	15,075	14,447
	Apple Inc.	2.500%	2/9/25	13,187	12,432
	Apple Inc.	3.200%	5/13/25	14,810	14,503
	Apple Inc.	3.250%	2/23/26	49,098	47,947
	Apple Inc.	2.450%	8/4/26	24,438	22,495
	Apple Inc.	3.350%	2/9/27	19,615	19,147
	Apple Inc.	3.200%	5/11/27	27,265	26,279
	Apple Inc.	2.900%	9/12/27	35,923	33,846
	Apple Inc.	4.500%	2/23/36	13,110	14,165
	Apple Inc.	3.850%	5/4/43	34,750	33,308
	Apple Inc.	4.450%	5/6/44	11,275	11,823

Apple Inc.	3.450%	2/9/45	12,274	10,959
Apple Inc.	4.375%	5/13/45	20,715	21,393
Apple Inc.	4.650%	2/23/46	57,026	61,567
Apple Inc.	3.850%	8/4/46	31,450	30,050
Apple Inc.	4.250%	2/9/47	3,850	3,901
Apple Inc.	3.750%	9/12/47	10,010	9,339
Apple Inc.	3.750%	11/13/47	13,013	12,138
Applied Materials Inc.	2.625%	10/1/20	5,900	5,827
Applied Materials Inc.	4.300%	6/15/21	8,012	8,231
Applied Materials Inc.	3.900%	10/1/25	17,050	17,129
Applied Materials Inc.	3.300%	4/1/27	12,725	12,210
Applied Materials Inc.	5.100%	10/1/35	5,223	5,685
Applied Materials Inc.	5.850%	6/15/41	7,136	8,511
Applied Materials Inc.	4.350%	4/1/47	10,375	10,278
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,259
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,180
Arrow Electronics Inc.	3.250%	9/8/24	5,550	5,249
Arrow Electronics Inc.	4.000%	4/1/25	3,785	3,656
Arrow Electronics Inc.	3.875%	1/12/28	5,600	5,218
Autodesk Inc.	3.125%	6/15/20	2,500	2,481
Autodesk Inc.	3.600%	12/15/22	1,675	1,668
Autodesk Inc.	4.375%	6/15/25	3,900	3,916
Autodesk Inc.	3.500%	6/15/27	5,110	4,761
Avnet Inc.	3.750%	12/1/21	1,950	1,944
Avnet Inc.	4.875%	12/1/22	6,870	7,049
Avnet Inc.	4.625%	4/15/26	6,605	6,576
Baidu Inc.	2.875%	7/6/22	10,000	9,613
Baidu Inc.	3.500%	11/28/22	8,525	8,361
Baidu Inc.	3.875%	9/29/23	10,550	10,441
Baidu Inc.	3.625%	7/6/27	8,950	8,392
Baidu Inc.	4.375%	3/29/28	5,000	4,924
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	17,115	16,914
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	9,325	9,034
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	42,425	41,313
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	13,900	13,132
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	26,990	26,240
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	15,150	14,072
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	62,763	59,224
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	7,723	7,013
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,444
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,154
CA Inc.	5.375%	12/1/19	3,775	3,858
CA Inc.	3.600%	8/1/20	6,400	6,399
Cadence Design Systems Inc.	4.375%	10/15/24	3,975	3,983
Cisco Systems Inc.	4.450%	1/15/20	32,528	33,166
Cisco Systems Inc.	2.450%	6/15/20	16,150	16,008
Cisco Systems Inc.	2.200%	2/28/21	52,103	50,984
Cisco Systems Inc.	2.900%	3/4/21	2,150	2,142
Cisco Systems Inc.	1.850%	9/20/21	8,425	8,128

	Cisco Systems Inc.	3.000%	6/15/22	57	57
	Cisco Systems Inc.	2.600%	2/28/23	2,650	2,577
	Cisco Systems Inc.	2.200%	9/20/23	7,550	7,160
	Cisco Systems Inc.	3.625%	3/4/24	9,050	9,165
	Cisco Systems Inc.	2.950%	2/28/26	1,155	1,103
	Cisco Systems Inc.	2.500%	9/20/26	8,800	8,138
	Cisco Systems Inc.	5.900%	2/15/39	23,726	29,396
	Cisco Systems Inc.	5.500%	1/15/40	21,535	25,685
	Citrix Systems Inc.	4.500%	12/1/27	8,350	8,058
	Corning Inc.	4.250%	8/15/20	7,474	7,564
	Corning Inc.	2.900%	5/15/22	3,675	3,591
	Corning Inc.	5.750%	8/15/40	4,731	5,309
	Corning Inc.	4.375%	11/15/57	11,800	10,365
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	53,095	55,799
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	48,324	48,919
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	52,224	55,646
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	17,073	20,400
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	22,260	27,622
	DXC Technology Co.	2.875%	3/27/20	5,535	5,493
	DXC Technology Co.	4.250%	4/15/24	12,570	12,584
	DXC Technology Co.	4.750%	4/15/27	10,450	10,712
	Equifax Inc.	2.300%	6/1/21	10,450	10,055
	Equifax Inc.	3.600%	8/15/21	1,550	1,542
	Equifax Inc.	3.300%	12/15/22	2,000	1,944
	Equifax Inc.	3.950%	6/15/23	2,500	2,490
	Fidelity National Information Services Inc.	3.625%	10/15/20	19,031	19,124
	Fidelity National Information Services Inc.	2.250%	8/15/21	5,900	5,692
	Fidelity National Information Services Inc.	4.500%	10/15/22	3,000	3,070
	Fidelity National Information Services Inc.	3.500%	4/15/23	8,081	7,989
	Fidelity National Information Services Inc.	3.875%	6/5/24	1,043	1,041
	Fidelity National Information Services Inc.	5.000%	10/15/25	6,536	6,858
	Fidelity National Information Services Inc.	3.000%	8/15/26	19,010	17,562
	Fidelity National Information Services Inc.	4.500%	8/15/46	6,456	6,094
	Fidelity National Information Services Inc.	4.750%	5/15/48	6,325	6,265
	Fiserv Inc.	2.700%	6/1/20	9,211	9,129
	Fiserv Inc.	4.750%	6/15/21	575	593
	Fiserv Inc.	3.500%	10/1/22	9,291	9,231
	Fiserv Inc.	3.800%	10/1/23	10,975	10,992
	Fiserv Inc.	3.850%	6/1/25	11,494	11,398
	Fiserv Inc.	4.200%	10/1/28	8,020	8,037
	Flex Ltd.	4.625%	2/15/20	5,375	5,442
	Flex Ltd.	5.000%	2/15/23	7,870	8,063
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	43,135	43,334
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,500	2,497
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	22,055	22,657
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,065	27,754
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	8,403	8,653
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	21,161	21,715
	HP Inc.	3.750%	12/1/20	1,149	1,159
	HP Inc.	4.050%	9/15/22	1,875	1,896
	HP Inc.	6.000%	9/15/41	9,210	9,325
	IBM Credit LLC	1.800%	1/20/21	7,720	7,488
	IBM Credit LLC	2.650%	2/5/21	18,500	18,295

IBM Credit LLC	2.200%	9/8/22	7,850	7,510
IBM Credit LLC	3.000%	2/6/23	12,750	12,517
Intel Corp.	1.850%	5/11/20	6,325	6,219
Intel Corp.	2.450%	7/29/20	23,526	23,321
Intel Corp.	1.700%	5/19/21	5,500	5,320
Intel Corp.	3.300%	10/1/21	16,056	16,150
Intel Corp.	2.350%	5/11/22	7,875	7,629
Intel Corp.	3.100%	7/29/22	14,701	14,608
Intel Corp.	2.700%	12/15/22	16,338	15,984
Intel Corp.	2.875%	5/11/24	13,425	13,017
Intel Corp.	3.700%	7/29/25	30,716	30,892
Intel Corp.	2.600%	5/19/26	5,963	5,555
Intel Corp.	4.000%	12/15/32	6,275	6,416
Intel Corp.	4.800%	10/1/41	9,032	9,815
Intel Corp.	4.900%	7/29/45	250	275
Intel Corp.	4.100%	5/19/46	13,225	13,079
Intel Corp.	4.100%	5/11/47	9,565	9,442
Intel Corp.	3.734%	12/8/47	37,869	35,167
International Business Machines Corp.	8.375%	11/1/19	5,141	5,440
International Business Machines Corp.	1.900%	1/27/20	15,700	15,511
International Business Machines Corp.	1.625%	5/15/20	2,400	2,346
International Business Machines Corp.	2.250%	2/19/21	15,250	14,940
International Business Machines Corp.	2.500%	1/27/22	9,440	9,202
International Business Machines Corp.	1.875%	8/1/22	3,300	3,118
International Business Machines Corp.	2.875%	11/9/22	21,935	21,459
International Business Machines Corp.	3.375%	8/1/23	16,250	16,263
International Business Machines Corp.	3.625%	2/12/24	21,825	21,897
International Business Machines Corp.	7.000%	10/30/25	3,815	4,565
International Business Machines Corp.	3.450%	2/19/26	10,697	10,550
International Business Machines Corp.	6.220%	8/1/27	5,550	6,493
International Business Machines Corp.	6.500%	1/15/28	620	743
International Business Machines Corp.	5.875%	11/29/32	5,775	6,851
International Business Machines Corp.	5.600%	11/30/39	9,460	11,275
International Business Machines Corp.	4.000%	6/20/42	24,164	23,442
Jabil Inc.	5.625%	12/15/20	2,250	2,339
Jabil Inc.	4.700%	9/15/22	500	509
Jabil Inc.	3.950%	1/12/28	5,850	5,496
Juniper Networks Inc.	3.300%	6/15/20	3,950	3,928
Juniper Networks Inc.	4.600%	3/15/21	3,880	3,947
Juniper Networks Inc.	4.500%	3/15/24	2,890	2,939
Juniper Networks Inc.	4.350%	6/15/25	4,000	3,978
Juniper Networks Inc.	5.950%	3/15/41	4,471	4,445
Keysight Technologies Inc.	3.300%	10/30/19	4,540	4,534
Keysight Technologies Inc.	4.550%	10/30/24	6,600	6,646
Keysight Technologies Inc.	4.600%	4/6/27	7,300	7,303
KLA-Tencor Corp.	4.125%	11/1/21	10,535	10,678
KLA-Tencor Corp.	4.650%	11/1/24	14,604	14,948
Lam Research Corp.	2.750%	3/15/20	5,750	5,713
Lam Research Corp.	2.800%	6/15/21	8,350	8,202
Lam Research Corp.	3.800%	3/15/25	5,500	5,461
Marvell Technology Group Ltd.	4.200%	6/22/23	5,750	5,721
Marvell Technology Group Ltd.	4.875%	6/22/28	6,325	6,357
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,101
Maxim Integrated Products Inc.	3.450%	6/15/27	7,400	6,950
Microsoft Corp.	1.850%	2/6/20	15,595	15,400
Microsoft Corp.	1.850%	2/12/20	15,098	14,905
Microsoft Corp.	3.000%	10/1/20	8,505	8,536

Microsoft Corp.	2.000%	11/3/20	49,813	48,928
Microsoft Corp.	4.000%	2/8/21	5,025	5,150
Microsoft Corp.	1.550%	8/8/21	31,495	30,154
Microsoft Corp.	2.400%	2/6/22	21,700	21,210
Microsoft Corp.	2.375%	2/12/22	18,875	18,408
Microsoft Corp.	2.650%	11/3/22	18,051	17,656
Microsoft Corp.	2.375%	5/1/23	9,178	8,855
Microsoft Corp.	2.000%	8/8/23	19,932	18,834
Microsoft Corp.	3.625%	12/15/23	3,340	3,394
Microsoft Corp.	2.875%	2/6/24	24,425	23,877
Microsoft Corp.	2.700%	2/12/25	9,669	9,261
Microsoft Corp.	3.125%	11/3/25	37,041	36,167
Microsoft Corp.	2.400%	8/8/26	46,526	42,816
Microsoft Corp.	3.300%	2/6/27	27,600	27,078
Microsoft Corp.	3.500%	2/12/35	17,618	16,916
Microsoft Corp.	4.200%	11/3/35	7,210	7,515
Microsoft Corp.	3.450%	8/8/36	33,836	32,184
Microsoft Corp.	4.100%	2/6/37	28,120	29,038
Microsoft Corp.	5.200%	6/1/39	2,491	2,928
Microsoft Corp.	4.500%	10/1/40	7,482	8,026
Microsoft Corp.	5.300%	2/8/41	5,988	7,052
Microsoft Corp.	3.500%	11/15/42	12,750	11,844
Microsoft Corp.	3.750%	5/1/43	5,906	5,694
Microsoft Corp.	4.875%	12/15/43	7,557	8,472
Microsoft Corp.	3.750%	2/12/45	21,975	21,259
Microsoft Corp.	4.450%	11/3/45	51,130	54,737
Microsoft Corp.	3.700%	8/8/46	60,417	57,780
Microsoft Corp.	4.250%	2/6/47	19,778	20,749
Microsoft Corp.	4.000%	2/12/55	25,855	25,609
Microsoft Corp.	3.950%	8/8/56	14,770	14,401
Microsoft Corp.	4.500%	2/6/57	22,645	24,342
Motorola Solutions Inc.	3.500%	9/1/21	125	124
Motorola Solutions Inc.	3.750%	5/15/22	8,137	8,065
Motorola Solutions Inc.	3.500%	3/1/23	8,425	8,201
Motorola Solutions Inc.	4.000%	9/1/24	6,651	6,501
Motorola Solutions Inc.	4.600%	2/23/28	11,790	11,531
Motorola Solutions Inc.	5.500%	9/1/44	4,178	3,906
NetApp Inc.	3.300%	9/29/24	4,450	4,227
NVIDIA Corp.	2.200%	9/16/21	11,100	10,785
NVIDIA Corp.	3.200%	9/16/26	11,850	11,323
Oracle Corp.	2.250%	10/8/19	17,282	17,195
Oracle Corp.	3.875%	7/15/20	13,665	13,887
Oracle Corp.	2.800%	7/8/21	10,043	9,965
Oracle Corp.	1.900%	9/15/21	67,563	65,212
Oracle Corp.	2.500%	5/15/22	18,816	18,302
Oracle Corp.	2.500%	10/15/22	13,469	13,067
Oracle Corp.	2.625%	2/15/23	12,661	12,267
Oracle Corp.	3.625%	7/15/23	565	571
Oracle Corp.	2.400%	9/15/23	27,302	26,011
Oracle Corp.	3.400%	7/8/24	36,685	36,444
Oracle Corp.	2.950%	11/15/24	24,920	24,015
Oracle Corp.	2.950%	5/15/25	24,898	23,875
Oracle Corp.	2.650%	7/15/26	36,430	33,783
Oracle Corp.	3.250%	11/15/27	26,996	25,953
Oracle Corp.	3.250%	5/15/30	5,170	4,903
Oracle Corp.	4.300%	7/8/34	18,670	19,143
Oracle Corp.	3.900%	5/15/35	13,697	13,256

Oracle Corp.	3.850%	7/15/36	23,555	22,643
Oracle Corp.	3.800%	11/15/37	20,899	19,966
Oracle Corp.	6.125%	7/8/39	15,143	18,651
Oracle Corp.	5.375%	7/15/40	29,483	33,528
Oracle Corp.	4.500%	7/8/44	11,141	11,363
Oracle Corp.	4.125%	5/15/45	22,825	22,089
Oracle Corp.	4.000%	7/15/46	31,960	30,413
Oracle Corp.	4.000%	11/15/47	23,000	21,823
Oracle Corp.	4.375%	5/15/55	13,077	13,017
QUALCOMM Inc.	2.250%	5/20/20	10,225	10,097
QUALCOMM Inc.	3.000%	5/20/22	21,075	20,749
QUALCOMM Inc.	2.600%	1/30/23	16,025	15,390
QUALCOMM Inc.	2.900%	5/20/24	17,320	16,539
QUALCOMM Inc.	3.450%	5/20/25	22,183	21,561
QUALCOMM Inc.	3.250%	5/20/27	19,805	18,586
QUALCOMM Inc.	4.650%	5/20/35	11,022	11,201
QUALCOMM Inc.	4.800%	5/20/45	15,587	15,727
QUALCOMM Inc.	4.300%	5/20/47	15,630	14,698
salesforce.com Inc.	3.250%	4/11/23	11,050	10,960
salesforce.com Inc.	3.700%	4/11/28	16,220	16,048
Seagate HDD Cayman	4.250%	3/1/22	3,250	3,230
Seagate HDD Cayman	4.750%	6/1/23	9,950	9,925
Seagate HDD Cayman	4.875%	3/1/24	6,275	6,150
Seagate HDD Cayman	4.750%	1/1/25	10,078	9,625
Seagate HDD Cayman	4.875%	6/1/27	7,375	6,914
Seagate HDD Cayman	5.750%	12/1/34	5,600	5,082
Tech Data Corp.	3.700%	2/15/22	7,735	7,570
Tech Data Corp.	4.950%	2/15/27	5,000	4,891
Texas Instruments Inc.	2.750%	3/12/21	6,825	6,762
Texas Instruments Inc.	1.850%	5/15/22	5,450	5,190
Texas Instruments Inc.	2.625%	5/15/24	3,475	3,322
Texas Instruments Inc.	2.900%	11/3/27	8,625	8,113
Texas Instruments Inc.	4.150%	5/15/48	16,838	16,843
Total System Services Inc.	3.800%	4/1/21	8,420	8,429
Total System Services Inc.	3.750%	6/1/23	4,148	4,110
Total System Services Inc.	4.000%	6/1/23	6,950	6,995
Total System Services Inc.	4.800%	4/1/26	19,700	20,181
Total System Services Inc.	4.450%	6/1/28	5,535	5,516
Trimble Inc.	4.150%	6/15/23	1,325	1,320
Trimble Inc.	4.750%	12/1/24	4,025	4,068
Trimble Inc.	4.900%	6/15/28	8,975	9,069
Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,200
Tyco Electronics Group SA	3.450%	8/1/24	5,050	4,913
Tyco Electronics Group SA	3.700%	2/15/26	1,000	975
Tyco Electronics Group SA	3.125%	8/15/27	12,120	11,282
Tyco Electronics Group SA	7.125%	10/1/37	9,650	12,805
Verisk Analytics Inc.	5.800%	5/1/21	4,650	4,894
Verisk Analytics Inc.	4.125%	9/12/22	5,715	5,771
Verisk Analytics Inc.	4.000%	6/15/25	9,175	9,051
Verisk Analytics Inc.	5.500%	6/15/45	9,550	9,684
VMware Inc.	2.300%	8/21/20	12,525	12,319
VMware Inc.	2.950%	8/21/22	18,725	18,019
VMware Inc.	3.900%	8/21/27	13,249	12,510
Xerox Corp.	5.625%	12/15/19	5,875	6,012
Xerox Corp.	2.800%	5/15/20	4,350	4,285
Xerox Corp.	2.750%	9/1/20	2,950	2,888
Xerox Corp.	4.500%	5/15/21	2,990	2,997

Xerox Corp.	3.625%	3/15/23	13,640	12,940
Xerox Corp.	6.750%	12/15/39	1,975	1,980
Xilinx Inc.	3.000%	3/15/21	10,700	10,592
Xilinx Inc.	2.950%	6/1/24	7,360	6,984

Transportation (0.6%)
5 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	672	692
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	911	902
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	6,631	6,778
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,935	2,856
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	2,496	2,390
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,878	1,823
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	943	912
5 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	3,052	3,019
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	3,233	3,130
5 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	6,177	5,934
5 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	9,589	9,032
5 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	2,180	2,046
5 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	8,523	7,934
5 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,356	2,280
5 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,316	1,314
5 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	2,000	1,898
Burlington Northern Santa Fe LLC	4.700%	10/1/19	350	356
Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	5,822
Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	712
Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,225	9,276
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,890	2,857
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,391	6,317
Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,506	7,372
Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,351	5,443
Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,267	8,359
Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,590	5,547
Burlington Northern Santa Fe LLC	3.000%	4/1/25	15,485	14,939
Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,263	6,277
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,031	1,239
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,345	5,212
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,021
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,777	3,398
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,960	10,679
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,535	7,187
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,290	9,487

Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	4,702
Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,833	6,905
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,176	10,216
Burlington Northern Santa Fe LLC	4.450%	3/15/43	13,895	14,384
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,525	8,425
Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,981	7,571
Burlington Northern Santa Fe LLC	4.550%	9/1/44	9,257	9,634
Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,334	9,145
Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,490	7,906
Burlington Northern Santa Fe LLC	3.900%	8/1/46	11,408	10,834
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,485	11,290
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,500	5,317
Burlington Northern Santa Fe LLC	4.150%	12/15/48	10,925	10,817
Canadian National Railway Co.	2.400%	2/3/20	9,600	9,523
Canadian National Railway Co.	2.850%	12/15/21	2,410	2,368
Canadian National Railway Co.	2.950%	11/21/24	1,540	1,484
Canadian National Railway Co.	2.750%	3/1/26	4,592	4,305
Canadian National Railway Co.	6.900%	7/15/28	1,610	1,990
Canadian National Railway Co.	6.250%	8/1/34	1,225	1,517
Canadian National Railway Co.	6.200%	6/1/36	3,118	3,820
Canadian National Railway Co.	6.375%	11/15/37	2,568	3,247
Canadian National Railway Co.	3.200%	8/2/46	1,100	924
Canadian National Railway Co.	3.650%	2/3/48	11,235	10,434
Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,155
Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,658
Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,491
Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	6,669
Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	3,659
Canadian Pacific Railway Co.	5.750%	3/15/33	375	426
Canadian Pacific Railway Co.	4.800%	9/15/35	725	763
Canadian Pacific Railway Co.	5.950%	5/15/37	14,454	17,060
Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	15,629
Canadian Pacific Railway Co.	4.800%	8/1/45	425	451
Canadian Pacific Railway Co.	6.125%	9/15/15	3,285	3,874
CH Robinson Worldwide Inc.	4.200%	4/15/28	2,800	2,758
5 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,640	2,775
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,757	2,854
5 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,901	1,931
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,065	3,076
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	1,041	1,042
CSX Corp.	3.700%	10/30/20	1,255	1,259
CSX Corp.	4.250%	6/1/21	4,365	4,457
CSX Corp.	3.700%	11/1/23	5,500	5,526
CSX Corp.	3.350%	11/1/25	10,090	9,784
CSX Corp.	2.600%	11/1/26	5,500	4,989
CSX Corp.	3.250%	6/1/27	7,819	7,402
CSX Corp.	3.800%	3/1/28	9,125	8,991
CSX Corp.	6.000%	10/1/36	6,569	7,733
CSX Corp.	6.150%	5/1/37	3,822	4,595
CSX Corp.	6.220%	4/30/40	7,810	9,435
CSX Corp.	5.500%	4/15/41	8,567	9,554
CSX Corp.	4.750%	5/30/42	4,705	4,835

CSX Corp.	4.400%	3/1/43	313	309
CSX Corp.	4.100%	3/15/44	7,100	6,716
CSX Corp.	3.800%	11/1/46	4,575	4,150
CSX Corp.	4.300%	3/1/48	8,050	7,844
CSX Corp.	3.950%	5/1/50	4,765	4,297
CSX Corp.	4.500%	8/1/54	125	120
CSX Corp.	4.250%	11/1/66	8,495	7,638
CSX Corp.	4.650%	3/1/68	8,550	8,218
5 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	3,729	4,054
5 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	2,169	2,257
5 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	1,081	1,085
5 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	473	480
5 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	3,439	3,380
Delta Air Lines Inc.	2.875%	3/13/20	9,900	9,820
Delta Air Lines Inc.	2.600%	12/4/20	6,700	6,551
Delta Air Lines Inc.	3.400%	4/19/21	6,450	6,384
Delta Air Lines Inc.	3.625%	3/15/22	9,975	9,850
Delta Air Lines Inc.	3.800%	4/19/23	7,725	7,593
Delta Air Lines Inc.	4.375%	4/19/28	6,925	6,674
FedEx Corp.	2.300%	2/1/20	4,510	4,465
FedEx Corp.	2.625%	8/1/22	5,665	5,487
FedEx Corp.	4.000%	1/15/24	5,906	6,037
FedEx Corp.	3.200%	2/1/25	5,914	5,757
FedEx Corp.	3.250%	4/1/26	7,295	7,024
FedEx Corp.	3.300%	3/15/27	5,725	5,434
FedEx Corp.	3.400%	2/15/28	4,340	4,140
FedEx Corp.	4.900%	1/15/34	402	424
FedEx Corp.	3.900%	2/1/35	5,416	5,086
FedEx Corp.	3.875%	8/1/42	1,995	1,774
FedEx Corp.	4.100%	4/15/43	4,760	4,361
FedEx Corp.	5.100%	1/15/44	5,670	5,868
FedEx Corp.	4.100%	2/1/45	1,100	1,003
FedEx Corp.	4.750%	11/15/45	18,060	18,092
FedEx Corp.	4.550%	4/1/46	12,925	12,670
FedEx Corp.	4.400%	1/15/47	7,975	7,617
FedEx Corp.	4.050%	2/15/48	20,690	18,595
FedEx Corp.	4.500%	2/1/65	1,124	989
JB Hunt Transport Services Inc.	3.300%	8/15/22	4,300	4,239
Kansas City Southern	3.000%	5/15/23	7,605	7,319
Kansas City Southern	4.300%	5/15/43	5,190	4,812
Kansas City Southern	4.950%	8/15/45	9,800	9,759
Kansas City Southern	4.700%	5/1/48	12,525	12,449
Kirby Corp.	4.200%	3/1/28	7,826	7,668
5 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	2,550	2,454
Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,385
Norfolk Southern Corp.	3.000%	4/1/22	5,723	5,621
Norfolk Southern Corp.	2.903%	2/15/23	3,968	3,873
Norfolk Southern Corp.	3.850%	1/15/24	1,500	1,510
Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,506
Norfolk Southern Corp.	3.650%	8/1/25	1,525	1,510
Norfolk Southern Corp.	2.900%	6/15/26	255	239

Norfolk Southern Corp.	7.800%	5/15/27	2,700	3,396
Norfolk Southern Corp.	3.800%	8/1/28	10,125	10,007
Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,567
Norfolk Southern Corp.	4.837%	10/1/41	19,936	20,752
Norfolk Southern Corp.	3.950%	10/1/42	403	375
Norfolk Southern Corp.	4.450%	6/15/45	3,975	3,988
Norfolk Southern Corp.	4.650%	1/15/46	5,960	6,140
Norfolk Southern Corp.	3.942%	11/1/47	2,000	1,864
Norfolk Southern Corp.	4.150%	2/28/48	2,810	2,704
Norfolk Southern Corp.	4.050%	8/15/52	17,728	16,645
Norfolk Southern Corp.	6.000%	3/15/05	972	1,089
Norfolk Southern Corp.	5.100%	8/1/18	2,770	2,701
Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	1,723
5 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	566	585
Ryder System Inc.	2.500%	5/11/20	3,050	3,013
Ryder System Inc.	2.875%	9/1/20	3,575	3,539
Ryder System Inc.	3.500%	6/1/21	6,150	6,157
Ryder System Inc.	2.500%	9/1/22	400	384
Ryder System Inc.	3.400%	3/1/23	4,455	4,393
Ryder System Inc.	3.750%	6/9/23	13,300	13,279
Southwest Airlines Co.	2.750%	11/6/19	3,650	3,635
Southwest Airlines Co.	2.650%	11/5/20	6,530	6,429
Southwest Airlines Co.	2.750%	11/16/22	950	918
Southwest Airlines Co.	3.000%	11/15/26	5,350	4,939
Southwest Airlines Co.	3.450%	11/16/27	3,550	3,377
5 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	944	992
5 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,728	1,707
Trinity Industries Inc.	4.550%	10/1/24	2,805	2,696
Union Pacific Corp.	1.800%	2/1/20	2,832	2,780
Union Pacific Corp.	2.250%	6/19/20	12,000	11,828
Union Pacific Corp.	4.000%	2/1/21	5,753	5,838
Union Pacific Corp.	3.200%	6/8/21	13,475	13,436
Union Pacific Corp.	4.163%	7/15/22	11,573	11,861
Union Pacific Corp.	2.750%	4/15/23	1,545	1,481
Union Pacific Corp.	3.500%	6/8/23	12,850	12,814
Union Pacific Corp.	3.646%	2/15/24	5,670	5,648
Union Pacific Corp.	3.750%	3/15/24	1,288	1,283
Union Pacific Corp.	3.250%	1/15/25	2,929	2,847
Union Pacific Corp.	3.750%	7/15/25	9,550	9,525
Union Pacific Corp.	3.250%	8/15/25	13,825	13,333
Union Pacific Corp.	2.750%	3/1/26	6,435	5,989
Union Pacific Corp.	3.950%	9/10/28	17,100	17,133
Union Pacific Corp.	3.375%	2/1/35	7,200	6,457
Union Pacific Corp.	3.600%	9/15/37	15,700	14,404
Union Pacific Corp.	4.375%	9/10/38	6,705	6,824
Union Pacific Corp.	4.250%	4/15/43	1,406	1,344
Union Pacific Corp.	4.821%	2/1/44	500	533
Union Pacific Corp.	4.150%	1/15/45	1,000	942
Union Pacific Corp.	4.050%	11/15/45	2,087	1,982
Union Pacific Corp.	4.050%	3/1/46	2,000	1,887
Union Pacific Corp.	3.350%	8/15/46	6,015	5,033
Union Pacific Corp.	4.500%	9/10/48	4,650	4,742
Union Pacific Corp.	3.799%	10/1/51	17,502	15,410
Union Pacific Corp.	3.875%	2/1/55	9,600	8,488

	Union Pacific Corp.	4.800%	9/10/58	200	207
	Union Pacific Corp.	4.375%	11/15/65	10,466	9,606
	Union Pacific Corp.	4.100%	9/15/67	5,950	5,231
5	Union Pacific Railroad Co. 2007-3 Pass
	Through Trust	6.176%	1/2/31	863	941
5	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	2,207	2,234
5	United Airlines 2014-1 Class A Pass
	Through Trust	4.000%	10/11/27	3,503	3,499
5	United Airlines 2014-2 Class A Pass
	Through Trust	3.750%	3/3/28	1,223	1,210
5	United Airlines 2015-1 Class A Pass
	Through Trust	3.700%	6/1/24	2,940	2,896
5	United Airlines 2015-1 Class AA Pass
	Through Trust	3.450%	12/1/27	4,178	4,033
5	United Airlines 2016-1 Class A Pass
	Through Trust	3.450%	1/7/30	2,936	2,813
5	United Airlines 2016-1 Class AA Pass
	Through Trust	3.100%	7/7/28	27,910	26,351
5	United Airlines 2016-2 Class A Pass
	Through Trust	3.100%	10/7/28	2,288	2,138
5	United Airlines 2016-2 Class AA Pass
	Through Trust	2.875%	10/7/28	7,813	7,261
	United Parcel Service Inc.	3.125%	1/15/21	9,349	9,361
	United Parcel Service Inc.	2.050%	4/1/21	16,850	16,407
	United Parcel Service Inc.	2.350%	5/16/22	4,400	4,250
	United Parcel Service Inc.	2.450%	10/1/22	7,665	7,404
	United Parcel Service Inc.	2.500%	4/1/23	7,634	7,356
	United Parcel Service Inc.	2.800%	11/15/24	15,280	14,665
	United Parcel Service Inc.	2.400%	11/15/26	5,875	5,350
	United Parcel Service Inc.	3.050%	11/15/27	19,375	18,467
	United Parcel Service Inc.	6.200%	1/15/38	16,836	21,107
	United Parcel Service Inc.	4.875%	11/15/40	4,842	5,334
	United Parcel Service Inc.	3.625%	10/1/42	3,855	3,550
	United Parcel Service Inc.	3.400%	11/15/46	3,165	2,731
	United Parcel Service Inc.	3.750%	11/15/47	12,775	11,887
	United Parcel Service of America Inc.	8.375%	4/1/20	110	118
	United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,058
5	US Airways 2012-1 Class A Pass Through
	Trust	5.900%	4/1/26	1,037	1,105
5	US Airways 2013-1 Class A Pass Through
	Trust	3.950%	5/15/27	614	607
5	US Airways 2012-2 Class A Pass Through
	Trust	4.625%	12/3/26	617	625
					32,615,784
Utilities (1.9%)
	Electric (1.8%)
	AEP Texas Inc.	2.400%	10/1/22	4,100	3,922
10	AEP Texas Inc.	3.950%	6/1/28	9,450	9,387
	AEP Texas Inc.	3.800%	10/1/47	4,450	4,003
	AEP Transmission Co. LLC	3.100%	12/1/26	2,215	2,105
	AEP Transmission Co. LLC	4.000%	12/1/46	4,740	4,511
	AEP Transmission Co. LLC	3.750%	12/1/47	6,250	5,722
	AEP Transmission Co. LLC	4.250%	9/15/48	3,575	3,576
	Alabama Power Co.	2.450%	3/30/22	7,800	7,539
	Alabama Power Co.	3.550%	12/1/23	3,000	2,995
	Alabama Power Co.	6.125%	5/15/38	275	332

	Alabama Power Co.	6.000%	3/1/39	420	502
	Alabama Power Co.	3.850%	12/1/42	2,295	2,135
	Alabama Power Co.	4.150%	8/15/44	4,325	4,219
	Alabama Power Co.	3.750%	3/1/45	4,030	3,702
	Alabama Power Co.	4.300%	1/2/46	14,654	14,613
	Alabama Power Co.	3.700%	12/1/47	5,900	5,317
	Alabama Power Co.	4.300%	7/15/48	6,425	6,427
	Ameren Corp.	2.700%	11/15/20	10,325	10,186
	Ameren Corp.	3.650%	2/15/26	4,140	4,006
	Ameren Illinois Co.	2.700%	9/1/22	12,031	11,696
	Ameren Illinois Co.	3.250%	3/1/25	1,335	1,301
	Ameren Illinois Co.	3.800%	5/15/28	5,020	5,039
	Ameren Illinois Co.	4.150%	3/15/46	2,375	2,345
	Ameren Illinois Co.	3.700%	12/1/47	6,400	5,917
	American Electric Power Co. Inc.	2.150%	11/13/20	3,600	3,514
	American Electric Power Co. Inc.	2.950%	12/15/22	5,431	5,301
	Appalachian Power Co.	4.600%	3/30/21	5,822	5,959
	Appalachian Power Co.	3.400%	6/1/25	2,825	2,752
	Appalachian Power Co.	3.300%	6/1/27	3,825	3,643
	Appalachian Power Co.	7.000%	4/1/38	560	731
	Appalachian Power Co.	4.450%	6/1/45	6,375	6,368
	Arizona Public Service Co.	3.150%	5/15/25	3,750	3,616
	Arizona Public Service Co.	4.500%	4/1/42	8,888	9,140
	Arizona Public Service Co.	4.350%	11/15/45	1,150	1,152
	Arizona Public Service Co.	3.750%	5/15/46	10,550	9,668
	Avangrid Inc.	3.150%	12/1/24	7,245	6,890
	Avista Corp.	4.350%	6/1/48	4,195	4,210
	Baltimore Gas & Electric Co.	3.500%	11/15/21	1,988	1,990
	Baltimore Gas & Electric Co.	3.350%	7/1/23	6,600	6,532
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,000	3,606
	Baltimore Gas & Electric Co.	6.350%	10/1/36	643	793
	Baltimore Gas & Electric Co.	3.500%	8/15/46	9,805	8,571
	Baltimore Gas & Electric Co.	3.750%	8/15/47	3,400	3,110
	Baltimore Gas & Electric Co.	4.250%	9/15/48	3,300	3,279
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,603	5,551
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	4,900	4,813
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,413
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,208
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,025	6,906
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,925	3,710
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,426	13,832
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,325	9,886
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,142
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,497	9,276
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	9,725	9,727
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,530	5,000
10	Berkshire Hathaway Energy Co.	4.450%	1/15/49	13,100	13,039
	Black Hills Corp.	4.250%	11/30/23	4,000	4,056
	Black Hills Corp.	3.950%	1/15/26	2,700	2,647
	Black Hills Corp.	3.150%	1/15/27	4,650	4,273
	Black Hills Corp.	4.350%	5/1/33	4,375	4,313
	Black Hills Corp.	4.200%	9/15/46	3,780	3,489
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,478
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,074
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,100	1,000
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	600	566
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	129

CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,672	9,743
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,337
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,300	5,131
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,382
Cleco Corporate Holdings LLC	3.743%	5/1/26	5,926	5,581
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,950	3,855
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,984
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,890
CMS Energy Corp.	6.250%	2/1/20	3,476	3,603
CMS Energy Corp.	5.050%	3/15/22	1,250	1,303
CMS Energy Corp.	3.000%	5/15/26	6,275	5,877
CMS Energy Corp.	3.450%	8/15/27	1,675	1,609
CMS Energy Corp.	4.875%	3/1/44	3,925	4,123
Commonwealth Edison Co.	4.000%	8/1/20	3,831	3,881
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,008
Commonwealth Edison Co.	2.550%	6/15/26	9,425	8,630
Commonwealth Edison Co.	2.950%	8/15/27	3,700	3,461
Commonwealth Edison Co.	5.900%	3/15/36	3,044	3,597
Commonwealth Edison Co.	6.450%	1/15/38	8,098	10,269
Commonwealth Edison Co.	3.800%	10/1/42	2,364	2,206
Commonwealth Edison Co.	4.600%	8/15/43	3,565	3,746
Commonwealth Edison Co.	4.700%	1/15/44	5,227	5,541
Commonwealth Edison Co.	3.700%	3/1/45	8,450	7,733
Commonwealth Edison Co.	4.350%	11/15/45	4,925	4,966
Commonwealth Edison Co.	3.650%	6/15/46	11,575	10,490
Commonwealth Edison Co.	3.750%	8/15/47	5,775	5,318
Commonwealth Edison Co.	4.000%	3/1/48	9,775	9,401
Connecticut Light & Power Co.	2.500%	1/15/23	7,940	7,640
Connecticut Light & Power Co.	3.200%	3/15/27	3,075	2,948
Connecticut Light & Power Co.	4.300%	4/15/44	4,850	4,958
Connecticut Light & Power Co.	4.150%	6/1/45	500	502
Connecticut Light & Power Co.	4.000%	4/1/48	7,270	7,161
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,295
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,201
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,644	5,473
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,845	3,471
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	623
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,430	1,861
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,617	5,321
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,550	7,633
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,545	2,434
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	20,540	21,081
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,200	9,406
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	8,770	8,152
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,600	7,085
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,877	4,918
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,255	3,104
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,625	3,275
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,735	7,638
Consolidated Edison Inc.	2.000%	3/15/20	4,600	4,519
Consolidated Edison Inc.	2.000%	5/15/21	5,000	4,830
Constellation Energy Group Inc.	5.150%	12/1/20	8,558	8,793
Consumers Energy Co.	2.850%	5/15/22	10,725	10,534
Consumers Energy Co.	3.375%	8/15/23	5,010	4,983
Consumers Energy Co.	3.950%	5/15/43	4,343	4,217
Consumers Energy Co.	3.250%	8/15/46	4,900	4,185
Consumers Energy Co.	3.950%	7/15/47	3,975	3,850

Consumers Energy Co.	4.050%	5/15/48	6,000	5,910
Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,506
Delmarva Power & Light Co.	4.150%	5/15/45	7,400	7,228
Dominion Energy Inc.	2.500%	12/1/19	5,288	5,251
Dominion Energy Inc.	2.579%	7/1/20	7,925	7,815
Dominion Energy Inc.	4.450%	3/15/21	9,163	9,322
Dominion Energy Inc.	2.750%	1/15/22	5,075	4,935
Dominion Energy Inc.	2.750%	9/15/22	50	48
Dominion Energy Inc.	3.625%	12/1/24	6,090	5,958
Dominion Energy Inc.	3.900%	10/1/25	8,915	8,763
Dominion Energy Inc.	2.850%	8/15/26	154	140
Dominion Energy Inc.	4.250%	6/1/28	4,095	4,100
Dominion Energy Inc.	6.300%	3/15/33	6,200	7,187
Dominion Energy Inc.	5.250%	8/1/33	853	898
Dominion Energy Inc.	5.950%	6/15/35	9,169	10,283
Dominion Energy Inc.	7.000%	6/15/38	4,452	5,580
Dominion Energy Inc.	4.900%	8/1/41	7,185	7,376
Dominion Energy Inc.	4.050%	9/15/42	6,700	6,135
Dominion Energy Inc.	4.700%	12/1/44	4,807	4,852
5 Dominion Energy Inc.	5.750%	10/1/54	4,381	4,556
DTE Electric Co.	3.450%	10/1/20	2,865	2,875
DTE Electric Co.	3.650%	3/15/24	8,150	8,167
DTE Electric Co.	3.375%	3/1/25	6,750	6,617
DTE Electric Co.	4.000%	4/1/43	6,125	5,951
DTE Electric Co.	3.700%	3/15/45	5,374	4,966
DTE Electric Co.	3.700%	6/1/46	2,225	2,055
DTE Electric Co.	3.750%	8/15/47	6,025	5,644
DTE Electric Co.	4.050%	5/15/48	3,000	2,950
DTE Energy Co.	1.500%	10/1/19	2,580	2,538
DTE Energy Co.	2.400%	12/1/19	5,783	5,726
DTE Energy Co.	3.700%	8/1/23	5,900	5,880
DTE Energy Co.	3.500%	6/1/24	6,456	6,340
DTE Energy Co.	2.850%	10/1/26	24,700	22,655
DTE Energy Co.	3.800%	3/15/27	5,125	5,004
DTE Energy Co.	6.375%	4/15/33	4,945	5,837
Duke Energy Carolinas LLC	4.300%	6/15/20	6,400	6,522
Duke Energy Carolinas LLC	3.900%	6/15/21	1,045	1,061
Duke Energy Carolinas LLC	2.500%	3/15/23	625	601
Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	8,981
Duke Energy Carolinas LLC	2.950%	12/1/26	5,115	4,856
Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	5,987
Duke Energy Carolinas LLC	6.450%	10/15/32	1,825	2,250
Duke Energy Carolinas LLC	6.100%	6/1/37	10,676	12,943
Duke Energy Carolinas LLC	6.000%	1/15/38	5,670	6,910
Duke Energy Carolinas LLC	6.050%	4/15/38	4,261	5,255
Duke Energy Carolinas LLC	5.300%	2/15/40	7,605	8,653
Duke Energy Carolinas LLC	4.250%	12/15/41	5,690	5,684
Duke Energy Carolinas LLC	4.000%	9/30/42	6,964	6,727
Duke Energy Carolinas LLC	3.750%	6/1/45	5,550	5,129
Duke Energy Carolinas LLC	3.875%	3/15/46	10,000	9,431
Duke Energy Carolinas LLC	3.700%	12/1/47	6,075	5,512
Duke Energy Carolinas LLC	3.950%	3/15/48	1,300	1,237
Duke Energy Corp.	1.800%	9/1/21	380	363
Duke Energy Corp.	3.550%	9/15/21	7,139	7,156
Duke Energy Corp.	2.400%	8/15/22	10,825	10,350
Duke Energy Corp.	3.050%	8/15/22	13,015	12,751
Duke Energy Corp.	2.650%	9/1/26	8,709	7,894

Duke Energy Corp.	3.150%	8/15/27	19,279	17,909
Duke Energy Corp.	4.800%	12/15/45	6,450	6,611
Duke Energy Corp.	3.750%	9/1/46	16,297	14,372
Duke Energy Corp.	3.950%	8/15/47	5,075	4,583
5 Duke Energy Florida LLC	2.100%	12/15/19	1,563	1,553
Duke Energy Florida LLC	3.100%	8/15/21	970	965
Duke Energy Florida LLC	3.200%	1/15/27	2,300	2,212
Duke Energy Florida LLC	3.800%	7/15/28	5,575	5,559
Duke Energy Florida LLC	6.350%	9/15/37	9,075	11,404
Duke Energy Florida LLC	6.400%	6/15/38	8,471	10,847
Duke Energy Florida LLC	5.650%	4/1/40	250	297
Duke Energy Florida LLC	3.400%	10/1/46	6,985	6,021
Duke Energy Florida LLC	4.200%	7/15/48	3,500	3,477
5 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	1,077	1,062
5 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,804
5 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,647
5 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	2,150	1,869
5 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	3,800	3,288
Duke Energy Indiana LLC	3.750%	7/15/20	539	545
Duke Energy Indiana LLC	6.120%	10/15/35	5,098	6,089
Duke Energy Indiana LLC	6.350%	8/15/38	8,504	10,781
Duke Energy Indiana LLC	6.450%	4/1/39	400	513
Duke Energy Indiana LLC	4.900%	7/15/43	1,700	1,853
Duke Energy Indiana LLC	3.750%	5/15/46	18,845	17,272
Duke Energy Ohio Inc.	3.700%	6/15/46	4,800	4,316
Duke Energy Progress LLC	3.000%	9/15/21	7,817	7,751
Duke Energy Progress LLC	2.800%	5/15/22	3,095	3,035
Duke Energy Progress LLC	3.375%	9/1/23	1,900	1,895
Duke Energy Progress LLC	3.250%	8/15/25	5,300	5,149
Duke Energy Progress LLC	3.700%	9/1/28	6,675	6,607
Duke Energy Progress LLC	6.300%	4/1/38	6,869	8,547
Duke Energy Progress LLC	4.100%	5/15/42	196	189
Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,275
Duke Energy Progress LLC	4.375%	3/30/44	6,875	6,958
Duke Energy Progress LLC	4.150%	12/1/44	6,484	6,375
Duke Energy Progress LLC	4.200%	8/15/45	3,577	3,527
Duke Energy Progress LLC	3.700%	10/15/46	4,825	4,417
Duke Energy Progress LLC	3.600%	9/15/47	5,700	5,124
Edison International	2.125%	4/15/20	5,025	4,924
Edison International	2.400%	9/15/22	2,575	2,433
Edison International	2.950%	3/15/23	950	908
Edison International	4.125%	3/15/28	5,995	5,935
El Paso Electric Co.	6.000%	5/15/35	1,475	1,658
El Paso Electric Co.	5.000%	12/1/44	4,200	4,232
Emera US Finance LP	2.700%	6/15/21	8,020	7,778
Emera US Finance LP	3.550%	6/15/26	7,983	7,522
Emera US Finance LP	4.750%	6/15/46	14,369	14,005
Enel Americas SA	4.000%	10/25/26	3,250	3,087
Enel Chile SA	4.875%	6/12/28	9,970	10,055
Entergy Arkansas Inc.	3.750%	2/15/21	7,675	7,724
Entergy Arkansas Inc.	3.500%	4/1/26	5,803	5,704
Entergy Corp.	4.000%	7/15/22	7,011	7,093
Entergy Corp.	2.950%	9/1/26	8,125	7,461
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	3,305	3,593
Entergy Louisiana LLC	4.050%	9/1/23	6,575	6,702
Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,618
Entergy Louisiana LLC	2.400%	10/1/26	4,892	4,413

Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,276
Entergy Louisiana LLC	3.250%	4/1/28	4,625	4,391
Entergy Louisiana LLC	3.050%	6/1/31	16,184	14,677
Entergy Louisiana LLC	4.000%	3/15/33	9,750	9,757
Entergy Louisiana LLC	4.950%	1/15/45	9,800	9,855
Entergy Louisiana LLC	4.200%	9/1/48	7,695	7,606
Entergy Mississippi Inc.	2.850%	6/1/28	10,959	10,028
Eversource Energy	4.500%	11/15/19	5,528	5,605
Eversource Energy	2.500%	3/15/21	6,650	6,533
Eversource Energy	2.750%	3/15/22	4,425	4,314
Eversource Energy	2.900%	10/1/24	3,825	3,627
Eversource Energy	3.150%	1/15/25	5,547	5,328
Eversource Energy	3.300%	1/15/28	6,500	6,129
Exelon Corp.	2.850%	6/15/20	3,763	3,730
Exelon Corp.	2.450%	4/15/21	2,975	2,890
Exelon Corp.	3.950%	6/15/25	20,625	20,547
Exelon Corp.	3.400%	4/15/26	10,300	9,808
Exelon Corp.	4.950%	6/15/35	7,200	7,417
Exelon Corp.	5.625%	6/15/35	5,875	6,522
Exelon Corp.	5.100%	6/15/45	4,337	4,566
Exelon Corp.	4.450%	4/15/46	10,392	10,091
Exelon Generation Co. LLC	5.200%	10/1/19	1,158	1,181
Exelon Generation Co. LLC	4.000%	10/1/20	8,133	8,203
Exelon Generation Co. LLC	3.400%	3/15/22	13,225	13,074
Exelon Generation Co. LLC	4.250%	6/15/22	5,550	5,632
Exelon Generation Co. LLC	6.250%	10/1/39	9,484	10,122
Exelon Generation Co. LLC	5.750%	10/1/41	3,313	3,395
Exelon Generation Co. LLC	5.600%	6/15/42	9,673	9,986
FirstEnergy Corp.	2.850%	7/15/22	7,300	7,033
FirstEnergy Corp.	4.250%	3/15/23	4,964	5,025
FirstEnergy Corp.	3.900%	7/15/27	15,557	15,123
FirstEnergy Corp.	7.375%	11/15/31	15,580	20,064
FirstEnergy Corp.	4.850%	7/15/47	11,483	11,758
Florida Power & Light Co.	2.750%	6/1/23	7,225	7,016
Florida Power & Light Co.	3.250%	6/1/24	8,675	8,606
Florida Power & Light Co.	3.125%	12/1/25	12,275	11,899
Florida Power & Light Co.	5.625%	4/1/34	3,000	3,495
Florida Power & Light Co.	4.950%	6/1/35	645	703
Florida Power & Light Co.	5.650%	2/1/37	3,396	3,998
Florida Power & Light Co.	5.950%	2/1/38	8,135	9,973
Florida Power & Light Co.	5.250%	2/1/41	500	573
Florida Power & Light Co.	4.125%	2/1/42	16,098	16,116
Florida Power & Light Co.	4.050%	6/1/42	6,140	6,060
Florida Power & Light Co.	3.800%	12/15/42	5,095	4,849
Florida Power & Light Co.	4.050%	10/1/44	4,200	4,155
Florida Power & Light Co.	3.700%	12/1/47	7,325	6,819
Florida Power & Light Co.	3.950%	3/1/48	11,925	11,624
Florida Power & Light Co.	4.125%	6/1/48	6,000	6,027
Fortis Inc.	2.100%	10/4/21	6,190	5,914
Fortis Inc.	3.055%	10/4/26	31,046	28,483
Georgia Power Co.	4.250%	12/1/19	1,305	1,320
Georgia Power Co.	2.000%	3/30/20	4,150	4,052
Georgia Power Co.	2.000%	9/8/20	19,150	18,672
Georgia Power Co.	2.400%	4/1/21	7,500	7,295
Georgia Power Co.	2.850%	5/15/22	8,375	8,156
Georgia Power Co.	3.250%	4/1/26	5,400	5,075
Georgia Power Co.	3.250%	3/30/27	5,300	4,928

Georgia Power Co.	4.750%	9/1/40	7,792	7,869
Georgia Power Co.	4.300%	3/15/42	18,642	17,647
Georgia Power Co.	4.300%	3/15/43	4,455	4,249
Great Plains Energy Inc.	4.850%	6/1/21	1,853	1,890
Gulf Power Co.	3.300%	5/30/27	3,400	3,238
Iberdrola International BV	6.750%	7/15/36	3,450	4,143
Indiana Michigan Power Co.	3.850%	5/15/28	8,920	8,875
Indiana Michigan Power Co.	6.050%	3/15/37	7,300	8,701
Indiana Michigan Power Co.	4.550%	3/15/46	1,355	1,390
Indiana Michigan Power Co.	3.750%	7/1/47	8,605	7,832
Indiana Michigan Power Co.	4.250%	8/15/48	5,200	5,141
Interstate Power & Light Co.	3.250%	12/1/24	9,100	8,814
Interstate Power & Light Co.	4.100%	9/26/28	5,550	5,584
Interstate Power & Light Co.	6.250%	7/15/39	3,014	3,784
Interstate Power & Light Co.	3.700%	9/15/46	2,500	2,258
ITC Holdings Corp.	2.700%	11/15/22	3,275	3,131
ITC Holdings Corp.	3.650%	6/15/24	3,045	2,976
ITC Holdings Corp.	3.250%	6/30/26	4,250	4,003
ITC Holdings Corp.	3.350%	11/15/27	6,493	6,105
ITC Holdings Corp.	5.300%	7/1/43	11,965	13,104
5 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,460	2,554
Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,433
Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,713
Kansas City Power & Light Co.	5.300%	10/1/41	6,920	7,606
Kansas City Power & Light Co.	4.200%	6/15/47	3,350	3,206
Kansas City Power & Light Co.	4.200%	3/15/48	5,225	5,013
Kentucky Utilities Co.	3.250%	11/1/20	3,575	3,570
Kentucky Utilities Co.	5.125%	11/1/40	3,034	3,455
LG&E & KU Energy LLC	3.750%	11/15/20	23,786	23,870
Louisville Gas & Electric Co.	3.300%	10/1/25	3,250	3,162
MidAmerican Energy Co.	3.500%	10/15/24	8,928	8,891
MidAmerican Energy Co.	3.100%	5/1/27	3,875	3,696
MidAmerican Energy Co.	6.750%	12/30/31	9,264	11,749
MidAmerican Energy Co.	5.750%	11/1/35	1,900	2,244
MidAmerican Energy Co.	5.800%	10/15/36	575	685
MidAmerican Energy Co.	4.800%	9/15/43	2,679	2,888
MidAmerican Energy Co.	4.250%	5/1/46	1,285	1,292
MidAmerican Energy Co.	3.950%	8/1/47	4,925	4,730
MidAmerican Energy Co.	3.650%	8/1/48	5,680	5,216
Mississippi Power Co.	3.950%	3/30/28	1,750	1,714
Mississippi Power Co.	4.250%	3/15/42	7,550	7,103
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	2,833	2,786
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	5,350	5,297
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	3,555	3,503
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	6,900	6,794
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	5,425	5,307
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	3,225	3,203
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,017	1,994

National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,125	5,905
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	12,375	11,979
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,000	2,980
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	11,600	11,173
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	7,320	6,963
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	845	820
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,000	3,770
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	11,712	11,698
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	2,566	2,579
5 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	4,875	4,971
Nevada Power Co.	2.750%	4/15/20	6,800	6,757
Nevada Power Co.	6.650%	4/1/36	5,650	7,168
Nevada Power Co.	6.750%	7/1/37	7,472	9,533
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,005	5,793
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	14,225	13,650
5 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,000	7,500
Northern States Power Co.	2.200%	8/15/20	2,700	2,652
Northern States Power Co.	6.250%	6/1/36	3,670	4,577
Northern States Power Co.	6.200%	7/1/37	4,593	5,743
Northern States Power Co.	5.350%	11/1/39	8,096	9,344
Northern States Power Co.	3.400%	8/15/42	4,083	3,640
Northern States Power Co.	4.000%	8/15/45	2,850	2,782
NorthWestern Corp.	4.176%	11/15/44	3,125	3,056
NSTAR Electric Co.	2.375%	10/15/22	8,475	8,136
NSTAR Electric Co.	3.200%	5/15/27	7,475	7,151
NSTAR Electric Co.	5.500%	3/15/40	5,046	5,814
NV Energy Inc.	6.250%	11/15/20	12,460	13,174
Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,700
Oglethorpe Power Corp.	5.375%	11/1/40	8,050	8,995
Oglethorpe Power Corp.	5.250%	9/1/50	518	556
Ohio Edison Co.	6.875%	7/15/36	1,845	2,370
Ohio Power Co.	5.375%	10/1/21	4,516	4,781
Ohio Power Co.	4.150%	4/1/48	4,250	4,194
Oklahoma Gas & Electric Co.	3.800%	8/15/28	4,225	4,145
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	2,833
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,750	3,439
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	300	306
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,471	6,181
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	5,953
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,600	5,948
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	3,923
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,721	2,419
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,700	6,494
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	4,741
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	5,751
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,099	8,591
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,775	3,561

	Pacific Gas & Electric Co.	3.500%	10/1/20	21,261	21,252
	Pacific Gas & Electric Co.	4.250%	5/15/21	10,266	10,384
	Pacific Gas & Electric Co.	3.250%	6/15/23	7,505	7,223
10	Pacific Gas & Electric Co.	4.250%	8/1/23	5,075	5,100
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,475	1,464
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,975	4,869
	Pacific Gas & Electric Co.	3.400%	8/15/24	5,521	5,278
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,200	6,870
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,050	1,864
	Pacific Gas & Electric Co.	3.300%	3/15/27	2,850	2,615
	Pacific Gas & Electric Co.	3.300%	12/1/27	13,750	12,566
	Pacific Gas & Electric Co.	6.050%	3/1/34	31,485	35,442
	Pacific Gas & Electric Co.	5.800%	3/1/37	11,273	12,526
	Pacific Gas & Electric Co.	6.350%	2/15/38	1,625	1,898
	Pacific Gas & Electric Co.	6.250%	3/1/39	6,305	7,247
	Pacific Gas & Electric Co.	4.450%	4/15/42	12,294	11,417
	Pacific Gas & Electric Co.	4.600%	6/15/43	14,575	13,937
	Pacific Gas & Electric Co.	5.125%	11/15/43	105	107
	Pacific Gas & Electric Co.	4.750%	2/15/44	6,730	6,558
	Pacific Gas & Electric Co.	4.300%	3/15/45	6,442	5,902
	Pacific Gas & Electric Co.	4.250%	3/15/46	8,870	8,076
	Pacific Gas & Electric Co.	4.000%	12/1/46	6,850	5,963
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,975	3,460
	PacifiCorp	2.950%	2/1/22	9,975	9,836
	PacifiCorp	2.950%	6/1/23	2,215	2,162
	PacifiCorp	3.600%	4/1/24	6,714	6,689
	PacifiCorp	7.700%	11/15/31	1,199	1,618
	PacifiCorp	5.250%	6/15/35	1,510	1,672
	PacifiCorp	6.100%	8/1/36	4,348	5,335
	PacifiCorp	5.750%	4/1/37	3,181	3,780
	PacifiCorp	6.250%	10/15/37	8,581	10,796
	PacifiCorp	6.350%	7/15/38	3,350	4,234
	PacifiCorp	6.000%	1/15/39	4,021	4,979
	PacifiCorp	4.100%	2/1/42	4,805	4,701
	PacifiCorp	4.125%	1/15/49	6,175	6,066
	PECO Energy Co.	2.375%	9/15/22	2,925	2,813
	PECO Energy Co.	3.150%	10/15/25	200	193
	PECO Energy Co.	3.900%	3/1/48	3,600	3,425
	Pinnacle West Capital Corp.	2.250%	11/30/20	3,425	3,339
	PNM Resources Inc.	3.250%	3/9/21	3,000	2,969
	Potomac Electric Power Co.	3.600%	3/15/24	1,960	1,957
	Potomac Electric Power Co.	6.500%	11/15/37	7,532	9,530
	Potomac Electric Power Co.	4.150%	3/15/43	4,675	4,585
	PPL Capital Funding Inc.	4.200%	6/15/22	2,365	2,397
	PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,721
	PPL Capital Funding Inc.	3.400%	6/1/23	3,870	3,797
	PPL Capital Funding Inc.	3.950%	3/15/24	815	813
	PPL Capital Funding Inc.	3.100%	5/15/26	7,626	7,087
	PPL Capital Funding Inc.	4.700%	6/1/43	3,910	3,895
	PPL Capital Funding Inc.	5.000%	3/15/44	12,106	12,660
	PPL Capital Funding Inc.	4.000%	9/15/47	4,575	4,106
	PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,275
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,327	6,698
	PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,661
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,280	4,220
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,775	4,602
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,325	3,287

Progress Energy Inc.	4.875%	12/1/19	4,675	4,762
Progress Energy Inc.	4.400%	1/15/21	6,347	6,465
Progress Energy Inc.	3.150%	4/1/22	17,265	16,992
Progress Energy Inc.	7.750%	3/1/31	2,960	3,879
Progress Energy Inc.	7.000%	10/30/31	3,025	3,782
Progress Energy Inc.	6.000%	12/1/39	7,674	9,190
PSEG Power LLC	5.125%	4/15/20	1,286	1,316
PSEG Power LLC	3.000%	6/15/21	3,960	3,905
PSEG Power LLC	3.850%	6/1/23	7,775	7,710
PSEG Power LLC	8.625%	4/15/31	788	1,028
Public Service Co. of Colorado	3.200%	11/15/20	4,175	4,175
Public Service Co. of Colorado	2.250%	9/15/22	5,500	5,265
Public Service Co. of Colorado	3.700%	6/15/28	4,250	4,238
Public Service Co. of Colorado	3.600%	9/15/42	10,475	9,551
Public Service Co. of Colorado	4.300%	3/15/44	295	298
Public Service Co. of Colorado	3.800%	6/15/47	3,000	2,817
Public Service Co. of Colorado	4.100%	6/15/48	4,050	4,024
Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,049
Public Service Electric & Gas Co.	1.900%	3/15/21	3,100	2,999
Public Service Electric & Gas Co.	2.375%	5/15/23	3,225	3,075
Public Service Electric & Gas Co.	3.000%	5/15/25	4,410	4,219
Public Service Electric & Gas Co.	2.250%	9/15/26	575	515
Public Service Electric & Gas Co.	3.000%	5/15/27	4,200	3,960
Public Service Electric & Gas Co.	5.800%	5/1/37	1,741	2,091
Public Service Electric & Gas Co.	3.950%	5/1/42	14,690	14,214
Public Service Electric & Gas Co.	3.650%	9/1/42	800	749
Public Service Electric & Gas Co.	3.800%	3/1/46	16,480	15,626
Public Service Electric & Gas Co.	3.600%	12/1/47	3,750	3,428
Public Service Enterprise Group Inc.	1.600%	11/15/19	625	614
Public Service Enterprise Group Inc.	2.650%	11/15/22	6,650	6,384
Puget Energy Inc.	6.500%	12/15/20	15,900	16,845
Puget Energy Inc.	6.000%	9/1/21	5,494	5,830
Puget Energy Inc.	5.625%	7/15/22	2,050	2,168
Puget Energy Inc.	3.650%	5/15/25	7,480	7,184
Puget Sound Energy Inc.	6.274%	3/15/37	3,475	4,293
Puget Sound Energy Inc.	5.757%	10/1/39	4,125	4,946
Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,136
Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,638
Puget Sound Energy Inc.	4.300%	5/20/45	8,125	8,258
Puget Sound Energy Inc.	4.223%	6/15/48	6,220	6,225
San Diego Gas & Electric Co.	3.000%	8/15/21	2,925	2,891
San Diego Gas & Electric Co.	3.600%	9/1/23	3,835	3,844
San Diego Gas & Electric Co.	2.500%	5/15/26	75	68
San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,355
San Diego Gas & Electric Co.	4.500%	8/15/40	2,570	2,621
San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	3,960
San Diego Gas & Electric Co.	4.150%	5/15/48	7,085	6,933
Sierra Pacific Power Co.	2.600%	5/1/26	13,345	12,262
South Carolina Electric & Gas Co.	3.500%	8/15/21	2,600	2,592
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,729	6,722
South Carolina Electric & Gas Co.	6.050%	1/15/38	5,710	6,448
South Carolina Electric & Gas Co.	5.450%	2/1/41	3,345	3,575
South Carolina Electric & Gas Co.	4.350%	2/1/42	5,293	5,063
South Carolina Electric & Gas Co.	4.600%	6/15/43	4,610	4,571
South Carolina Electric & Gas Co.	4.100%	6/15/46	4,695	4,345
South Carolina Electric & Gas Co.	4.500%	6/1/64	4,025	3,687
South Carolina Electric & Gas Co.	5.100%	6/1/65	5,075	5,086

Southern California Edison Co.	2.900%	3/1/21	6,000	5,932
Southern California Edison Co.	3.875%	6/1/21	16,875	17,020
5 Southern California Edison Co.	1.845%	2/1/22	2,725	2,651
Southern California Edison Co.	2.400%	2/1/22	6,400	6,160
Southern California Edison Co.	3.400%	6/1/23	8,345	8,272
Southern California Edison Co.	3.500%	10/1/23	250	248
Southern California Edison Co.	3.700%	8/1/25	2,425	2,411
Southern California Edison Co.	3.650%	3/1/28	7,475	7,281
Southern California Edison Co.	6.650%	4/1/29	2,106	2,570
Southern California Edison Co.	6.000%	1/15/34	5,485	6,382
Southern California Edison Co.	5.750%	4/1/35	2,913	3,335
Southern California Edison Co.	5.350%	7/15/35	8,928	9,763
Southern California Edison Co.	5.550%	1/15/36	1,280	1,416
Southern California Edison Co.	5.625%	2/1/36	5,650	6,389
Southern California Edison Co.	5.550%	1/15/37	6,025	6,777
Southern California Edison Co.	5.950%	2/1/38	5,713	6,712
Southern California Edison Co.	6.050%	3/15/39	1,085	1,296
Southern California Edison Co.	5.500%	3/15/40	5,148	5,823
Southern California Edison Co.	4.500%	9/1/40	4,650	4,697
Southern California Edison Co.	4.050%	3/15/42	5,312	5,036
Southern California Edison Co.	3.900%	3/15/43	5,340	4,930
Southern California Edison Co.	4.650%	10/1/43	2,127	2,195
Southern California Edison Co.	3.600%	2/1/45	7,845	6,965
Southern California Edison Co.	4.000%	4/1/47	8,525	7,952
Southern California Edison Co.	4.125%	3/1/48	8,200	7,832
Southern Co.	2.750%	6/15/20	11,510	11,388
Southern Co.	2.350%	7/1/21	16,225	15,714
Southern Co.	2.950%	7/1/23	7,825	7,500
Southern Co.	3.250%	7/1/26	20,515	19,167
Southern Co.	4.250%	7/1/36	6,100	5,794
Southern Co.	4.400%	7/1/46	6,830	6,495
Southern Power Co.	1.950%	12/15/19	6,200	6,115
Southern Power Co.	2.375%	6/1/20	2,950	2,902
Southern Power Co.	2.500%	12/15/21	9,900	9,526
Southern Power Co.	4.150%	12/1/25	5,850	5,759
Southern Power Co.	5.150%	9/15/41	11,181	11,245
Southern Power Co.	5.250%	7/15/43	475	483
Southern Power Co.	4.950%	12/15/46	4,380	4,303
Southwestern Electric Power Co.	2.750%	10/1/26	4,150	3,794
Southwestern Electric Power Co.	4.100%	9/15/28	6,500	6,482
Southwestern Electric Power Co.	6.200%	3/15/40	3,725	4,420
Southwestern Electric Power Co.	3.900%	4/1/45	8,767	7,936
Southwestern Electric Power Co.	3.850%	2/1/48	4,675	4,198
Southwestern Public Service Co.	3.300%	6/15/24	1,815	1,780
Southwestern Public Service Co.	4.500%	8/15/41	5,748	5,942
Southwestern Public Service Co.	3.400%	8/15/46	21,590	18,714
Southwestern Public Service Co.	3.700%	8/15/47	6,220	5,715
Tampa Electric Co.	4.100%	6/15/42	602	569
Tampa Electric Co.	4.350%	5/15/44	5,960	5,818
Tampa Electric Co.	4.300%	6/15/48	3,920	3,869
TECO Finance Inc.	5.150%	3/15/20	3,494	3,568
Toledo Edison Co.	6.150%	5/15/37	3,380	4,055
TransAlta Corp.	4.500%	11/15/22	3,985	3,915
TransAlta Corp.	6.500%	3/15/40	4,719	4,634
Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,240
UIL Holdings Corp.	4.625%	10/1/20	1,600	1,624
Union Electric Co.	3.500%	4/15/24	7,370	7,331

Union Electric Co.	2.950%	6/15/27	4,300	4,027
Union Electric Co.	5.300%	8/1/37	3,520	3,972
Union Electric Co.	8.450%	3/15/39	1,775	2,644
Union Electric Co.	3.900%	9/15/42	2,450	2,351
Union Electric Co.	3.650%	4/15/45	4,350	3,997
Union Electric Co.	4.000%	4/1/48	5,025	4,866
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,013
Virginia Electric & Power Co.	3.450%	9/1/22	1,390	1,389
Virginia Electric & Power Co.	2.750%	3/15/23	5,375	5,207
Virginia Electric & Power Co.	3.450%	2/15/24	4,820	4,765
Virginia Electric & Power Co.	3.100%	5/15/25	4,055	3,894
Virginia Electric & Power Co.	3.150%	1/15/26	8,190	7,877
Virginia Electric & Power Co.	2.950%	11/15/26	4,120	3,868
Virginia Electric & Power Co.	3.500%	3/15/27	21,400	20,919
Virginia Electric & Power Co.	3.800%	4/1/28	7,950	7,941
Virginia Electric & Power Co.	6.000%	1/15/36	5,700	6,699
Virginia Electric & Power Co.	6.000%	5/15/37	3,975	4,796
Virginia Electric & Power Co.	6.350%	11/30/37	3,700	4,590
Virginia Electric & Power Co.	4.000%	1/15/43	4,498	4,344
Virginia Electric & Power Co.	4.650%	8/15/43	8,130	8,514
Virginia Electric & Power Co.	4.450%	2/15/44	10,380	10,525
Virginia Electric & Power Co.	4.200%	5/15/45	6,500	6,380
Virginia Electric & Power Co.	4.000%	11/15/46	5,325	5,060
Virginia Electric & Power Co.	3.800%	9/15/47	7,775	7,174
WEC Energy Group Inc.	2.450%	6/15/20	3,000	2,962
WEC Energy Group Inc.	3.375%	6/15/21	4,950	4,951
WEC Energy Group Inc.	3.550%	6/15/25	3,525	3,460
Westar Energy Inc.	2.550%	7/1/26	5,875	5,377
Westar Energy Inc.	3.100%	4/1/27	7,435	7,027
Westar Energy Inc.	4.125%	3/1/42	7,537	7,401
Westar Energy Inc.	4.100%	4/1/43	5,075	4,947
Westar Energy Inc.	4.250%	12/1/45	1,560	1,541
Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,487
Wisconsin Electric Power Co.	5.625%	5/15/33	775	892
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,237
Wisconsin Power & Light Co.	3.050%	10/15/27	1,200	1,128
Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	5,251
Wisconsin Public Service Corp.	3.671%	12/1/42	1,875	1,689
Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	5,395
Xcel Energy Inc.	4.700%	5/15/20	1,075	1,092
Xcel Energy Inc.	2.400%	3/15/21	7,875	7,687
Xcel Energy Inc.	2.600%	3/15/22	5,225	5,067
Xcel Energy Inc.	3.300%	6/1/25	5,000	4,821
Xcel Energy Inc.	3.350%	12/1/26	3,825	3,644
Xcel Energy Inc.	4.000%	6/15/28	5,075	5,081
Xcel Energy Inc.	6.500%	7/1/36	7,667	9,749

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	5,000	4,719
Atmos Energy Corp.	5.500%	6/15/41	10,110	11,619
Atmos Energy Corp.	4.150%	1/15/43	5,450	5,306
Atmos Energy Corp.	4.125%	10/15/44	2,415	2,361
CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,853
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	2,958
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,312
CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,550	7,533
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	2,932

	KeySpan Corp.	5.803%	4/1/35	2,700	3,077
	NiSource Finance Corp.	2.650%	11/17/22	3,800	3,624
	NiSource Finance Corp.	3.490%	5/15/27	10,251	9,691
	NiSource Finance Corp.	5.950%	6/15/41	9,065	10,323
	Nisource Finance Corp.	5.250%	2/15/43	1,200	1,274
	NiSource Finance Corp.	4.800%	2/15/44	612	618
	NiSource Finance Corp.	5.650%	2/1/45	2,500	2,781
	NiSource Finance Corp.	4.375%	5/15/47	19,632	18,612
	NiSource Finance Corp.	3.950%	3/30/48	75	67
10	NiSource Inc.	3.650%	6/15/23	3,950	3,905
	ONE Gas Inc.	4.658%	2/1/44	1,325	1,382
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,542
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,165	3,684
	Sempra Energy	1.625%	10/7/19	4,100	4,040
	Sempra Energy	2.400%	2/1/20	5,350	5,289
	Sempra Energy	2.400%	3/15/20	3,661	3,615
	Sempra Energy	2.850%	11/15/20	7,179	7,088
	Sempra Energy	2.875%	10/1/22	6,125	5,940
	Sempra Energy	2.900%	2/1/23	6,275	6,055
	Sempra Energy	4.050%	12/1/23	7,435	7,460
	Sempra Energy	3.750%	11/15/25	5,450	5,302
	Sempra Energy	3.250%	6/15/27	9,005	8,365
	Sempra Energy	3.400%	2/1/28	10,725	10,025
	Sempra Energy	3.800%	2/1/38	12,200	10,990
	Sempra Energy	6.000%	10/15/39	21,103	24,229
	Sempra Energy	4.000%	2/1/48	9,404	8,378
	Southern California Gas Co.	3.150%	9/15/24	2,045	1,993
	Southern California Gas Co.	3.200%	6/15/25	1,020	991
	Southern California Gas Co.	2.600%	6/15/26	12,850	11,825
	Southern California Gas Co.	3.750%	9/15/42	3,770	3,528
	Southern California Gas Co.	4.125%	6/1/48	5,075	5,038
	Southern California Gas Co.	4.300%	1/15/49	500	509
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,775	2,754
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	325	305
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	4,778
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,305	4,919
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,350	4,168
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,850	5,173
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	11,510	10,922
	Southwest Gas Corp.	3.700%	4/1/28	5,425	5,221
	Southwest Gas Corp.	3.800%	9/29/46	785	708
	Washington Gas Light Co.	3.796%	9/15/46	4,675	4,368

	Other Utility (0.0%)
	American Water Capital Corp.	3.850%	3/1/24	4,450	4,493
	American Water Capital Corp.	3.400%	3/1/25	5,860	5,747
	American Water Capital Corp.	2.950%	9/1/27	6,850	6,383
	American Water Capital Corp.	3.750%	9/1/28	6,900	6,847
	American Water Capital Corp.	6.593%	10/15/37	8,096	10,455
	American Water Capital Corp.	4.300%	12/1/42	60	59
	American Water Capital Corp.	4.300%	9/1/45	5,175	5,126
	American Water Capital Corp.	4.000%	12/1/46	925	875
	American Water Capital Corp.	3.750%	9/1/47	11,775	10,794
	American Water Capital Corp.	4.200%	9/1/48	7,500	7,351
	United Utilities plc	6.875%	8/15/28	960	1,095
	Veolia Environnement SA	6.750%	6/1/38	4,099	4,859

				3,847,901
Total Corporate Bonds (Cost $54,679,617)				53,851,155
Sovereign Bonds (4.6%)
African Development Bank	1.375%	2/12/20	9,600	9,407
African Development Bank	1.875%	3/16/20	27,000	26,626
African Development Bank	2.625%	3/22/21	8,622	8,545
African Development Bank	1.250%	7/26/21	3,620	3,448
African Development Bank	2.375%	9/23/21	27,100	26,587
African Development Bank	2.125%	11/16/22	39,260	37,824
African Development Bank	3.000%	9/20/23	15,060	14,972
Agricultural Bank of China Ltd.	2.750%	5/21/20	1,645	1,622
Asian Development Bank	1.500%	1/22/20	17,455	17,148
Asian Development Bank	1.375%	3/23/20	16,525	16,172
Asian Development Bank	1.625%	5/5/20	103,600	101,523
Asian Development Bank	1.625%	8/26/20	5,400	5,271
Asian Development Bank	2.250%	1/20/21	16,000	15,758
Asian Development Bank	1.625%	3/16/21	44,000	42,615
Asian Development Bank	1.750%	6/8/21	37,720	36,491
Asian Development Bank	2.125%	11/24/21	20,000	19,445
Asian Development Bank	2.000%	2/16/22	82,941	80,128
Asian Development Bank	1.875%	2/18/22	27,550	26,513
Asian Development Bank	1.750%	9/13/22	13,230	12,583
Asian Development Bank	2.750%	3/17/23	29,645	29,233
Asian Development Bank	2.000%	1/22/25	14,750	13,783
Asian Development Bank	2.000%	4/24/26	9,350	8,605
Asian Development Bank	2.625%	1/12/27	11,500	11,011
Asian Development Bank	6.220%	8/15/27	375	450
Asian Development Bank	2.500%	11/2/27	33,347	31,510
Asian Development Bank	2.750%	1/19/28	20,000	19,275
Asian Development Bank	5.820%	6/16/28	1,000	1,181
Asian Development Bank	3.125%	9/26/28	6,000	5,950
Canada	2.000%	11/15/22	34,085	32,765
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,111
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	7,125	6,831
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	23,750	23,451
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,194
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	31,560	30,204
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,000	10,039
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	34,170	34,467
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	800	829
Corp. Andina de Fomento	2.200%	7/18/20	26,145	25,588
Corp. Andina de Fomento	4.375%	6/15/22	30,175	30,919
Corp. Andina de Fomento	2.750%	1/6/23	22,679	21,762
Council Of Europe Development Bank	1.750%	11/14/19	2,900	2,865
Council Of Europe Development Bank	1.875%	1/27/20	2,150	2,123
Council Of Europe Development Bank	1.625%	3/10/20	16,800	16,504
Council Of Europe Development Bank	1.625%	3/16/21	8,500	8,223
Council Of Europe Development Bank	2.625%	2/13/23	23,255	22,783
Ecopetrol SA	5.875%	9/18/23	12,459	13,269
Ecopetrol SA	4.125%	1/16/25	21,272	20,793
Ecopetrol SA	5.375%	6/26/26	26,430	27,256
Ecopetrol SA	7.375%	9/18/43	4,731	5,370
Ecopetrol SA	5.875%	5/28/45	17,290	17,095
Equinor ASA	2.250%	11/8/19	16,382	16,258
Equinor ASA	2.900%	11/8/20	4,070	4,049
Equinor ASA	2.750%	11/10/21	18,260	17,985
Equinor ASA	3.150%	1/23/22	10,917	10,847

	Equinor ASA	2.450%	1/17/23	17,125	16,489
	Equinor ASA	7.750%	6/15/23	25	29
	Equinor ASA	2.650%	1/15/24	22,871	21,922
	Equinor ASA	3.700%	3/1/24	12,337	12,430
	Equinor ASA	3.250%	11/10/24	10,633	10,444
	Equinor ASA	7.250%	9/23/27	7,375	9,228
	Equinor ASA	3.625%	9/10/28	5,000	4,955
10	Equinor ASA	6.500%	12/1/28	975	1,177
	Equinor ASA	5.100%	8/17/40	4,111	4,600
	Equinor ASA	4.250%	11/23/41	8,464	8,478
	Equinor ASA	3.950%	5/15/43	10,562	10,272
	Equinor ASA	4.800%	11/8/43	9,902	10,805
	European Bank for Reconstruction &
	Development	1.750%	11/26/19	19,500	19,257
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	23,100	22,639
	European Bank for Reconstruction &
	Development	1.125%	8/24/20	3,270	3,161
	European Bank for Reconstruction &
	Development	2.000%	2/1/21	51,650	50,548
	European Bank for Reconstruction &
	Development	1.875%	7/15/21	6,375	6,183
	European Bank for Reconstruction &
	Development	1.500%	11/2/21	12,000	11,459
	European Bank for Reconstruction &
	Development	1.875%	2/23/22	14,800	14,222
	European Bank for Reconstruction &
	Development	2.125%	3/7/22	1,040	1,009
	European Bank for Reconstruction &
	Development	2.750%	3/7/23	21,594	21,286
	European Investment Bank	1.875%	10/15/19	100	99
	European Investment Bank	1.625%	3/16/20	73,585	72,285
	European Investment Bank	1.750%	5/15/20	51,600	50,689
	European Investment Bank	1.375%	6/15/20	29,735	28,990
	European Investment Bank	1.625%	8/14/20	20,460	19,973
	European Investment Bank	2.875%	9/15/20	17,095	17,073
	European Investment Bank	1.625%	12/15/20	42,490	41,312
	European Investment Bank	4.000%	2/16/21	31,635	32,380
	European Investment Bank	2.000%	3/15/21	34,430	33,651
	European Investment Bank	2.500%	4/15/21	41,260	40,786
	European Investment Bank	2.375%	5/13/21	121,000	119,162
	European Investment Bank	1.625%	6/15/21	12,450	12,014
	European Investment Bank	1.375%	9/15/21	4,250	4,053
	European Investment Bank	2.125%	10/15/21	6,190	6,035
	European Investment Bank	2.875%	12/15/21	60,202	59,897
	European Investment Bank	2.250%	3/15/22	56,960	55,448
	European Investment Bank	2.375%	6/15/22	67,990	66,356
	European Investment Bank	2.250%	8/15/22	20,290	19,675
	European Investment Bank	2.000%	12/15/22	32,400	31,010
	European Investment Bank	2.500%	3/15/23	18,965	18,483
	European Investment Bank	2.875%	8/15/23	45,000	44,472
	European Investment Bank	3.250%	1/29/24	32,075	32,254
	European Investment Bank	2.500%	10/15/24	24,410	23,537
	European Investment Bank	1.875%	2/10/25	45,510	42,129
	European Investment Bank	2.125%	4/13/26	50,920	47,303
	European Investment Bank	2.375%	5/24/27	11,460	10,748
	European Investment Bank	4.875%	2/15/36	12,665	15,327

11	Export Development Canada	1.625%	12/3/19	4,500	4,438
	Export Development Canada	1.625%	1/17/20	11,325	11,154
	Export Development Canada	1.625%	6/1/20	3,000	2,936
	Export Development Canada	1.750%	7/21/20	325	318
	Export Development Canada	2.000%	11/30/20	28,105	27,542
	Export Development Canada	1.500%	5/26/21	26,750	25,746
	Export Development Canada	1.375%	10/21/21	14,300	13,602
	Export Development Canada	2.000%	5/17/22	1,500	1,446
	Export Development Canada	2.500%	1/24/23	11,895	11,611
	Export Development Canada	2.750%	3/15/23	8,990	8,855
	Export-Import Bank of Korea	1.500%	10/21/19	12,000	11,757
	Export-Import Bank of Korea	2.250%	1/21/20	40	39
	Export-Import Bank of Korea	5.125%	6/29/20	9,730	9,976
	Export-Import Bank of Korea	2.500%	11/1/20	2,000	1,960
	Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,394
	Export-Import Bank of Korea	4.000%	1/29/21	7,824	7,899
	Export-Import Bank of Korea	2.125%	2/11/21	500	484
	Export-Import Bank of Korea	2.500%	5/10/21	5,200	5,062
	Export-Import Bank of Korea	4.375%	9/15/21	4,465	4,569
	Export-Import Bank of Korea	1.875%	10/21/21	11,500	10,934
	Export-Import Bank of Korea	2.750%	1/25/22	22,200	21,577
	Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,324
	Export-Import Bank of Korea	3.000%	11/1/22	8,400	8,186
	Export-Import Bank of Korea	4.000%	1/14/24	35,000	35,154
	Export-Import Bank of Korea	3.250%	11/10/25	6,430	6,133
	Export-Import Bank of Korea	2.625%	5/26/26	12,900	11,738
12	FMS Wertmanagement AoeR	1.750%	1/24/20	25,300	24,949
	FMS Wertmanagement AoeR	1.750%	3/17/20	8,000	7,869
	FMS Wertmanagement AoeR	2.000%	8/1/22	52,810	50,807
	Hydro-Quebec	8.400%	1/15/22	8,195	9,388
	Hydro-Quebec	8.050%	7/7/24	3,310	4,025
	Hydro-Quebec	8.500%	12/1/29	825	1,144
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	4,650	4,626
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	245
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	8,000	7,727
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,300	7,024
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	7,872
	Inter-American Development Bank	1.250%	10/15/19	12,750	12,558
	Inter-American Development Bank	1.750%	10/15/19	32,950	32,618
	Inter-American Development Bank	3.875%	2/14/20	7,075	7,171
	Inter-American Development Bank	1.625%	5/12/20	52,270	51,217
	Inter-American Development Bank	1.875%	6/16/20	29,850	29,362
	Inter-American Development Bank	2.125%	11/9/20	26,105	25,678
	Inter-American Development Bank	1.875%	3/15/21	540	526
	Inter-American Development Bank	2.625%	4/19/21	27,014	26,772
	Inter-American Development Bank	2.125%	1/18/22	59,400	57,678
	Inter-American Development Bank	1.750%	4/14/22	29,740	28,429
	Inter-American Development Bank	1.750%	9/14/22	14,100	13,409
	Inter-American Development Bank	3.000%	9/26/22	27,296	27,239
	Inter-American Development Bank	2.500%	1/18/23	43,395	42,413
	Inter-American Development Bank	3.000%	10/4/23	8,225	8,189
	Inter-American Development Bank	3.000%	2/21/24	19,507	19,368
	Inter-American Development Bank	2.125%	1/15/25	22,035	20,750
	Inter-American Development Bank	7.000%	6/15/25	2,950	3,555
	Inter-American Development Bank	2.000%	6/2/26	31,570	29,086
	Inter-American Development Bank	2.375%	7/7/27	47,050	44,124
	Inter-American Development Bank	3.125%	9/18/28	32,492	32,220

Inter-American Development Bank	3.875%	10/28/41	95	102
Inter-American Development Bank	3.200%	8/7/42	6,872	6,640
Inter-American Development Bank	4.375%	1/24/44	8,375	9,632
International Bank for Reconstruction &
Development	1.875%	10/7/19	45,825	45,421
International Bank for Reconstruction &
Development	1.300%	10/25/19	2,200	2,159
International Bank for Reconstruction &
Development	1.125%	11/27/19	28,650	28,112
International Bank for Reconstruction &
Development	1.375%	3/30/20	15,895	15,556
International Bank for Reconstruction &
Development	1.875%	4/21/20	97,000	95,527
International Bank for Reconstruction &
Development	1.125%	8/10/20	6,000	5,812
International Bank for Reconstruction &
Development	1.625%	9/4/20	46,250	45,145
International Bank for Reconstruction &
Development	2.125%	11/1/20	21,250	20,901
International Bank for Reconstruction &
Development	1.625%	3/9/21	22,385	21,681
International Bank for Reconstruction &
Development	1.375%	5/24/21	64,505	61,919
International Bank for Reconstruction &
Development	2.250%	6/24/21	23,390	22,950
International Bank for Reconstruction &
Development	2.750%	7/23/21	62,575	62,117
International Bank for Reconstruction &
Development	1.375%	9/20/21	61,570	58,798
International Bank for Reconstruction &
Development	2.125%	12/13/21	14,155	13,782
International Bank for Reconstruction &
Development	2.000%	1/26/22	56,905	55,040
International Bank for Reconstruction &
Development	1.625%	2/10/22	23,475	22,412
International Bank for Reconstruction &
Development	1.875%	10/7/22	2,600	2,486
International Bank for Reconstruction &
Development	7.625%	1/19/23	14,100	16,631
International Bank for Reconstruction &
Development	1.750%	4/19/23	10,215	9,648
International Bank for Reconstruction &
Development	3.000%	9/27/23	63,100	62,879
International Bank for Reconstruction &
Development	2.500%	11/25/24	66,110	63,922
International Bank for Reconstruction &
Development	2.125%	3/3/25	270	254
International Bank for Reconstruction &
Development	2.500%	7/29/25	39,450	37,897
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,407
International Bank for Reconstruction &
Development	1.875%	10/27/26	1,500	1,363
International Bank for Reconstruction &
Development	2.500%	11/22/27	10,980	10,372
International Bank for Reconstruction &
Development	4.750%	2/15/35	8,508	10,096

	International Finance Corp.	1.750%	3/30/20	25,050	24,641
	International Finance Corp.	1.625%	7/16/20	17,615	17,237
	International Finance Corp.	2.250%	1/25/21	17,950	17,658
	International Finance Corp.	1.125%	7/20/21	3,150	2,992
	International Finance Corp.	2.000%	10/24/22	12,000	11,515
	International Finance Corp.	2.875%	7/31/23	16,500	16,343
	International Finance Corp.	2.125%	4/7/26	22,700	21,121
13	Japan Bank for International Cooperation	2.250%	2/24/20	31,850	31,529
13	Japan Bank for International Cooperation	1.750%	5/28/20	37,700	36,894
13	Japan Bank for International Cooperation	2.125%	6/1/20	23,000	22,623
13	Japan Bank for International Cooperation	2.125%	7/21/20	16,180	15,896
13	Japan Bank for International Cooperation	2.125%	11/16/20	31,160	30,463
13	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	8,984
13	Japan Bank for International Cooperation	3.125%	7/20/21	450	449
13	Japan Bank for International Cooperation	1.500%	7/21/21	21,425	20,426
13	Japan Bank for International Cooperation	2.000%	11/4/21	12,000	11,547
13	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	8,943
13	Japan Bank for International Cooperation	2.375%	7/21/22	11,000	10,625
13	Japan Bank for International Cooperation	2.375%	11/16/22	33,580	32,308
13	Japan Bank for International Cooperation	3.250%	7/20/23	2,225	2,216
13	Japan Bank for International Cooperation	3.375%	7/31/23	1,300	1,300
13	Japan Bank for International Cooperation	3.000%	5/29/24	16,500	16,150
13	Japan Bank for International Cooperation	2.125%	2/10/25	18,240	16,897
13	Japan Bank for International Cooperation	2.750%	1/21/26	5,800	5,553
13	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	1,959
13	Japan Bank for International Cooperation	2.250%	11/4/26	30,250	27,618
13	Japan Bank for International Cooperation	2.875%	6/1/27	37,600	35,981
13	Japan Bank for International Cooperation	2.750%	11/16/27	22,720	21,426
13	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	14,659
13	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	400	406
13	Japan International Cooperation Agency	2.750%	4/27/27	11,600	10,941
13	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,199
12	KFW	1.750%	10/15/19	5,600	5,544
12	KFW	2.250%	11/5/19	73,000	72,586
12	KFW	4.000%	1/27/20	37,845	38,407
12	KFW	1.750%	3/31/20	39,050	38,410
12	KFW	1.500%	4/20/20	45,950	44,966
12	KFW	1.625%	5/29/20	50,350	49,315
12	KFW	1.875%	6/30/20	45,630	44,821
12	KFW	2.750%	7/15/20	29,992	29,860
12	KFW	2.750%	9/8/20	53,530	53,387
12	KFW	2.750%	10/1/20	46,709	46,526
12	KFW	1.875%	11/30/20	4,500	4,398
12	KFW	1.875%	12/15/20	62,330	60,919
12	KFW	1.625%	3/15/21	44,500	43,101
12	KFW	2.625%	4/12/21	24,262	24,046
12	KFW	1.500%	6/15/21	97,135	93,347
12	KFW	2.375%	8/25/21	13,825	13,577
12	KFW	1.750%	9/15/21	65,500	63,192
12	KFW	2.000%	11/30/21	20,000	19,368
12	KFW	2.625%	1/25/22	4,150	4,097
12	KFW	2.125%	3/7/22	56,050	54,344
12	KFW	2.125%	6/15/22	50,580	48,908
12	KFW	2.000%	9/29/22	3,690	3,541
12	KFW	2.000%	10/4/22	24,800	23,802
12	KFW	2.375%	12/29/22	39,600	38,488

12	KFW	2.125%	1/17/23	40,235	38,659
12	KFW	2.500%	11/20/24	49,190	47,405
12	KFW	2.000%	5/2/25	10,690	9,955
12	KFW	2.875%	4/3/28	1,500	1,463
12	KFW	0.000%	4/18/36	15,890	8,768
12	KFW	0.000%	6/29/37	6,850	3,670
	Korea Development Bank	2.500%	3/11/20	3,500	3,446
	Korea Development Bank	2.500%	1/13/21	1,440	1,411
	Korea Development Bank	4.625%	11/16/21	6,975	7,193
	Korea Development Bank	2.625%	2/27/22	20,000	19,339
	Korea Development Bank	3.000%	9/14/22	16,140	15,730
	Korea Development Bank	3.375%	3/12/23	37,000	36,382
	Korea Development Bank	2.750%	3/19/23	9,600	9,199
	Korea Development Bank	3.750%	1/22/24	23,490	23,382
	Korea Development Bank	2.000%	9/12/26	1,500	1,297
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,151
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	10,365	10,204
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	100	98
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	42,950	40,099
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	23,424
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	15,898
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,039	17,957
	Nexen Energy ULC	7.875%	3/15/32	9,765	13,000
	Nexen Energy ULC	5.875%	3/10/35	4,762	5,405
	Nexen Energy ULC	6.400%	5/15/37	10,384	12,560
	Nexen Energy ULC	7.500%	7/30/39	6,635	9,087
	Nordic Investment Bank	2.500%	4/28/20	11,350	11,278
	Nordic Investment Bank	1.500%	9/29/20	3,100	3,015
	Nordic Investment Bank	1.625%	11/20/20	21,605	21,007
	Nordic Investment Bank	2.250%	2/1/21	15,570	15,315
	Nordic Investment Bank	1.250%	8/2/21	4,950	4,708
	Nordic Investment Bank	2.125%	2/1/22	3,215	3,118
	Nordic Investment Bank	2.875%	7/19/23	13,000	12,867
	North American Development Bank	4.375%	2/11/20	2,600	2,627
	North American Development Bank	2.400%	10/26/22	5,915	5,678
14	Oesterreichische Kontrollbank AG	1.750%	1/24/20	16,850	16,599
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,525	8,345
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,605	23,822
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	7,700
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	9,450	9,257
14	Oesterreichische Kontrollbank AG	2.875%	3/13/23	4,675	4,619
5	Oriental Republic of Uruguay	8.000%	11/18/22	8,900	10,024
5	Oriental Republic of Uruguay	4.500%	8/14/24	14,021	14,432
5	Oriental Republic of Uruguay	4.375%	10/27/27	34,369	34,928
5	Oriental Republic of Uruguay	7.625%	3/21/36	4,506	6,072
5	Oriental Republic of Uruguay	4.125%	11/20/45	14,775	13,612
5	Oriental Republic of Uruguay	5.100%	6/18/50	35,876	36,549
5	Oriental Republic of Uruguay	4.975%	4/20/55	31,413	31,413
	Petroleos Mexicanos	6.000%	3/5/20	7,678	7,918
	Petroleos Mexicanos	5.500%	1/21/21	35,850	37,009
	Petroleos Mexicanos	6.375%	2/4/21	37,470	39,211
	Petroleos Mexicanos	4.875%	1/24/22	6,603	6,681
	Petroleos Mexicanos	5.375%	3/13/22	11,600	11,911
	Petroleos Mexicanos	3.500%	1/30/23	11,046	10,500
	Petroleos Mexicanos	4.625%	9/21/23	26,292	26,060
	Petroleos Mexicanos	4.875%	1/18/24	25,008	24,835
5	Petroleos Mexicanos	2.290%	2/15/24	1,306	1,275

	Petroleos Mexicanos	4.250%	1/15/25	5,450	5,166
	Petroleos Mexicanos	2.378%	4/15/25	1,978	1,924
	Petroleos Mexicanos	4.500%	1/23/26	6,035	5,643
	Petroleos Mexicanos	6.875%	8/4/26	34,871	36,634
	Petroleos Mexicanos	6.500%	3/13/27	94,855	96,739
10	Petroleos Mexicanos	5.350%	2/12/28	14,239	13,413
	Petroleos Mexicanos	6.625%	6/15/35	22,361	22,151
	Petroleos Mexicanos	6.625%	6/15/38	4,414	4,271
	Petroleos Mexicanos	6.500%	6/2/41	26,155	24,401
	Petroleos Mexicanos	5.500%	6/27/44	17,317	14,655
	Petroleos Mexicanos	6.375%	1/23/45	10,664	9,833
	Petroleos Mexicanos	5.625%	1/23/46	35,456	30,088
	Petroleos Mexicanos	6.750%	9/21/47	75,282	71,899
10	Petroleos Mexicanos	6.350%	2/12/48	24,412	22,336
	Petronas Capital Ltd.	3.500%	6/18/24	5,000	4,901
15	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,970	2,738
	Province of Alberta	1.900%	12/6/19	23,100	22,762
	Province of Alberta	2.200%	7/26/22	24,750	23,793
	Province of Alberta	3.300%	3/15/28	12,940	12,718
	Province of British Columbia	2.650%	9/22/21	18,660	18,406
	Province of British Columbia	2.000%	10/23/22	6,510	6,225
	Province of British Columbia	6.500%	1/15/26	266	315
	Province of British Columbia	2.250%	6/2/26	7,500	6,935
	Province of Manitoba	2.100%	9/6/22	11,570	11,035
	Province of Manitoba	3.050%	5/14/24	1,900	1,864
	Province of Manitoba	2.125%	6/22/26	5,625	5,111
	Province of New Brunswick	2.500%	12/12/22	1,675	1,618
	Province of New Brunswick	3.625%	2/24/28	9,100	9,129
	Province of Ontario	4.000%	10/7/19	14,540	14,700
	Province of Ontario	4.400%	4/14/20	33,100	33,758
	Province of Ontario	1.875%	5/21/20	3,015	2,958
	Province of Ontario	2.550%	2/12/21	37,685	37,169
	Province of Ontario	2.500%	9/10/21	33,720	33,041
	Province of Ontario	2.400%	2/8/22	15,525	15,097
	Province of Ontario	2.250%	5/18/22	33,525	32,390
	Province of Ontario	2.450%	6/29/22	11,043	10,724
	Province of Ontario	2.200%	10/3/22	1,000	960
	Province of Ontario	3.200%	5/16/24	2,550	2,527
	Province of Ontario	2.500%	4/27/26	14,400	13,510
	Province of Quebec	3.500%	7/29/20	17,260	17,411
	Province of Quebec	2.750%	8/25/21	17,205	17,010
	Province of Quebec	2.375%	1/31/22	17,350	16,918
	Province of Quebec	2.625%	2/13/23	25,360	24,723
	Province of Quebec	7.500%	7/15/23	300	352
	Province of Quebec	7.125%	2/9/24	11,172	13,082
	Province of Quebec	2.875%	10/16/24	15,815	15,438
	Province of Quebec	2.500%	4/20/26	17,500	16,488
	Province of Quebec	2.750%	4/12/27	45,500	43,314
	Province of Quebec	7.500%	9/15/29	16,605	22,543
	Republic of Chile	3.875%	8/5/20	7,084	7,186
	Republic of Chile	3.250%	9/14/21	200	200
	Republic of Chile	2.250%	10/30/22	1,995	1,915
	Republic of Chile	3.125%	3/27/25	6,470	6,274
	Republic of Chile	3.125%	1/21/26	19,418	18,661
5	Republic of Chile	3.240%	2/6/28	37,214	35,661
	Republic of Chile	3.860%	6/21/47	13,337	12,652

	Republic of Colombia	11.750%	2/25/20	3,350	3,733
	Republic of Colombia	4.375%	7/12/21	12,552	12,790
5	Republic of Colombia	2.625%	3/15/23	20,485	19,471
	Republic of Colombia	4.000%	2/26/24	34,975	35,027
	Republic of Colombia	8.125%	5/21/24	3,784	4,547
5	Republic of Colombia	4.500%	1/28/26	10,293	10,509
5	Republic of Colombia	3.875%	4/25/27	36,425	35,366
	Republic of Colombia	10.375%	1/28/33	10,050	15,291
	Republic of Colombia	7.375%	9/18/37	19,572	24,773
	Republic of Colombia	6.125%	1/18/41	8,100	9,165
5	Republic of Colombia	5.625%	2/26/44	15,657	16,870
5	Republic of Colombia	5.000%	6/15/45	68,756	68,756
	Republic of Finland	6.950%	2/15/26	1,905	2,298
	Republic of Hungary	6.250%	1/29/20	22,405	23,273
	Republic of Hungary	6.375%	3/29/21	81,136	86,613
	Republic of Hungary	5.375%	2/21/23	20,417	21,642
	Republic of Hungary	5.750%	11/22/23	1,800	1,951
	Republic of Hungary	5.375%	3/25/24	19,470	20,857
	Republic of Hungary	7.625%	3/29/41	10,105	14,097
	Republic of Indonesia	2.950%	1/11/23	11,150	10,649
	Republic of Indonesia	3.500%	1/11/28	9,300	8,658
	Republic of Indonesia	4.100%	4/24/28	11,000	10,666
10	Republic of Indonesia	4.750%	7/18/47	6,315	6,078
	Republic of Indonesia	4.350%	1/11/48	21,480	19,681
	Republic of Italy	6.875%	9/27/23	28,815	31,221
	Republic of Italy	5.375%	6/15/33	22,595	23,664
	Republic of Korea	3.875%	9/11/23	10,940	11,102
	Republic of Korea	5.625%	11/3/25	525	589
	Republic of Korea	2.750%	1/19/27	25,340	23,782
	Republic of Korea	4.125%	6/10/44	870	895
	Republic of Korea	3.875%	9/20/48	2,093	2,071
	Republic of Panama	5.200%	1/30/20	27,168	27,915
5	Republic of Panama	4.000%	9/22/24	6,914	7,004
5	Republic of Panama	3.750%	3/16/25	16,875	16,757
	Republic of Panama	7.125%	1/29/26	20,910	24,872
	Republic of Panama	8.875%	9/30/27	4,715	6,358
5	Republic of Panama	3.875%	3/17/28	15,860	15,700
	Republic of Panama	9.375%	4/1/29	17,645	24,962
5	Republic of Panama	6.700%	1/26/36	23,629	29,377
5	Republic of Panama	4.500%	5/15/47	16,445	16,445
5	Republic of Panama	4.500%	4/16/50	10,980	10,788
5	Republic of Panama	4.300%	4/29/53	5,000	4,794
	Republic of Peru	7.350%	7/21/25	5,740	7,015
	Republic of Peru	4.125%	8/25/27	1,301	1,339
	Republic of Peru	8.750%	11/21/33	43,964	64,971
5	Republic of Peru	6.550%	3/14/37	13,491	17,053
	Republic of Peru	5.625%	11/18/50	36,441	43,102
	Republic of the Philippines	3.000%	2/1/28	19,100	17,789
	Republic of Poland	5.125%	4/21/21	26,325	27,543
	Republic of Poland	5.000%	3/23/22	33,877	35,655
	Republic of Poland	3.000%	3/17/23	21,518	21,141
	Republic of Poland	4.000%	1/22/24	9,995	10,195
	Republic of Poland	3.250%	4/6/26	25,710	24,967
	Republic of the Philippines	4.000%	1/15/21	11,610	11,799
	Republic of the Philippines	9.500%	10/21/24	1,150	1,495
	Republic of the Philippines	10.625%	3/16/25	19,400	26,845
	Republic of the Philippines	5.500%	3/30/26	23,425	25,885

Republic of the Philippines	9.500%	2/2/30	20,378	30,159
Republic of the Philippines	7.750%	1/14/31	23,370	31,549
Republic of the Philippines	6.375%	1/15/32	7,900	9,668
Republic of the Philippines	6.375%	10/23/34	34,615	43,182
Republic of the Philippines	5.000%	1/13/37	805	881
Republic of the Philippines	3.950%	1/20/40	24,450	23,625
Republic of the Philippines	3.700%	3/1/41	21,150	19,722
Republic of the Philippines	3.700%	2/2/42	15,770	14,674
State of Israel	4.000%	6/30/22	16,030	16,316
State of Israel	3.150%	6/30/23	11,000	10,849
State of Israel	2.875%	3/16/26	25,400	24,023
State of Israel	3.250%	1/17/28	5,000	4,804
State of Israel	4.500%	1/30/43	15,550	15,761
State of Israel	4.125%	1/17/48	11,800	11,215
Svensk Exportkredit AB	1.750%	5/18/20	16,000	15,696
Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,497
Svensk Exportkredit AB	1.750%	8/28/20	7,225	7,053
Svensk Exportkredit AB	2.750%	10/7/20	26,000	25,867
Svensk Exportkredit AB	1.750%	3/10/21	12,350	11,963
Svensk Exportkredit AB	2.875%	5/22/21	7,900	7,859
Svensk Exportkredit AB	2.000%	8/30/22	16,500	15,794
Svensk Exportkredit AB	2.875%	3/14/23	12,750	12,587
Syngenta Finance NV	3.125%	3/28/22	4,860	4,706
United Mexican States	3.500%	1/21/21	3,713	3,718
United Mexican States	3.625%	3/15/22	71,304	71,300
United Mexican States	4.000%	10/2/23	26,306	26,477
United Mexican States	3.600%	1/30/25	30,467	29,601
United Mexican States	4.125%	1/21/26	27,235	26,982
United Mexican States	4.150%	3/28/27	79,415	78,111
United Mexican States	3.750%	1/11/28	16,065	15,295
United Mexican States	8.300%	8/15/31	3,530	4,885
United Mexican States	7.500%	4/8/33	16,775	21,227
United Mexican States	6.750%	9/27/34	10,808	12,902
United Mexican States	6.050%	1/11/40	33,724	37,518
United Mexican States	4.750%	3/8/44	46,726	44,693
United Mexican States	5.550%	1/21/45	6,000	6,372
United Mexican States	4.600%	1/23/46	37,829	35,329
United Mexican States	4.350%	1/15/47	9,600	8,726
United Mexican States	4.600%	2/10/48	31,332	29,530
United Mexican States	5.750%	10/12/10	37,316	37,653
Total Sovereign Bonds (Cost $9,276,116)				9,109,524
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	4,045	3,970
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,050	2,884
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	50	63
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	2,300	3,291
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	1,000	1,234
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	8,500	10,358

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	2,175	2,641
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	1,550	2,168
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	8,225	12,886
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	4,075	5,473
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	16,870	23,016
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	2,900	4,248
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	10,330	14,971
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	14,745	14,209
California GO	6.200%	10/1/19	11,250	11,620
California GO	2.800%	4/1/21	10,000	9,967
California GO	5.700%	11/1/21	23,950	25,798
California GO	2.367%	4/1/22	2,000	1,951
California GO	3.375%	4/1/25	5,450	5,398
California GO	3.500%	4/1/28	7,635	7,471
California GO	4.500%	4/1/33	11,590	12,049
California GO	7.500%	4/1/34	35,650	49,294
California GO	7.950%	3/1/36	550	586
California GO	4.600%	4/1/38	17,500	18,155
California GO	7.550%	4/1/39	16,730	24,419
California GO	7.300%	10/1/39	6,055	8,454
California GO	7.350%	11/1/39	27,470	38,579
California GO	7.625%	3/1/40	15,125	22,024
California GO	7.600%	11/1/40	15,670	23,289
California State University Systemwide
Revenue	3.899%	11/1/47	3,220	3,037
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,701
Chicago IL GO	7.045%	1/1/29	3,000	3,205
Chicago IL GO	7.375%	1/1/33	1,850	2,012
Chicago IL GO	5.432%	1/1/42	2,500	2,242
Chicago IL GO	6.314%	1/1/44	5,700	5,653
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	7,450	8,994
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,745	2,242
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,375	2,875
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	7,135	9,069
Clark County NV Airport System Revenue	6.881%	7/1/42	475	489
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,286

	Commonwealth Financing Authority
	Pennsylvania Revenue	3.864%	6/1/38	7,000	6,743
	Connecticut GO	5.090%	10/1/30	8,770	9,265
	Connecticut GO	5.850%	3/15/32	6,410	7,296
	Cook County IL GO	6.229%	11/15/34	4,625	5,572
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,527
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,665
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,850	4,459
	Dallas TX Convention Center Hotel
	Development Corp. Hotel Revenue	7.088%	1/1/42	9,740	12,568
	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,019
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,353
	District of Columbia Water & Sewer
	Authority Public Utility Revenue	4.814%	10/1/14	11,500	12,514
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	4,280	5,319
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.814%	7/1/24	95	92
	Florida Board of Administration Finance
	Corp Revenue	2.638%	7/1/21	7,330	7,257
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	19,205	19,193
	George Washington University District of
	Columbia GO	4.300%	9/15/44	4,825	4,863
	George Washington University District of
	Columbia Revenue	4.126%	9/15/48	7,515	7,471
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	13,095	15,447
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,718	7,951
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	3,699	4,235
	Houston TX GO	6.290%	3/1/32	14,825	17,049
	Illinois GO	4.950%	6/1/23	14,925	15,176
	Illinois GO	5.100%	6/1/33	60,279	57,853
	Illinois GO	6.630%	2/1/35	8,155	8,599
	Illinois GO	6.725%	4/1/35	5,990	6,359
	Illinois GO	7.350%	7/1/35	8,700	9,581
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	5,080	6,242
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	6,300	6,329
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	4,100	4,336
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	1,900	2,037
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	400	430
16	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	4,825
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	3,025	4,372
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	3,840	4,682
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	1,550	1,621

	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	3,713
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	5,060	7,093
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	12,065
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	19,165
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	8,225	9,815
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,175
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	2,330	2,895
	Massachusetts GO	4.200%	12/1/21	5,020	5,135
	Massachusetts GO	4.500%	8/1/31	400	425
	Massachusetts GO	5.456%	12/1/39	5,250	6,224
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,698
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	1,000	1,221
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,971
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,425	9,155
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,205	6,125
	Mississippi GO	5.245%	11/1/34	1,375	1,567
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	5,750	5,307
17	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	15,525	18,618
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	12,050	13,248
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	7,805	8,156
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	8,285	9,969
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,050	20,103
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	21,705
	New York City NY GO	6.246%	6/1/35	2,150	2,241
	New York City NY GO	5.517%	10/1/37	7,150	8,412
	New York City NY GO	6.271%	12/1/37	1,980	2,496
	New York City NY Housing Development
	Corp. Multi-Family Mortgage Revenue (8
	Spruce Street)	3.709%	2/15/48	150	148
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	1,435	1,779
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.724%	6/15/42	395	491

	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	2,900	3,686
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	1,050	1,344
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	4,400	5,287
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	19,250	24,420
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,462
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,036
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,305	28,957
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,327
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	259
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,520
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,027
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,648
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	4,780	5,813
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	8,855	12,445
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	9,260	10,421
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	2,610	2,452
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	3,200	3,434
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,747
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,425	2,931
	Oregon GO	5.892%	6/1/27	5,230	5,998
16	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,329
17	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,774
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	2,617	2,797
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	2,195	2,617
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,560	3,046
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	6,355	7,657
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	12,025	14,508

Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	6,300	7,034
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	4,625	4,956
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	2,205	2,173
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	3,600	4,012
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	21,900	22,694
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	5,400	5,894
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	6,100	6,945
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	5,337	4,703
Princeton University New Jersey GO	5.700%	3/1/39	9,240	11,402
Regents of the University of California
Revenue	3.063%	7/1/25	10,500	10,190
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	4,110
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	3,275	3,828
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,700	7,942
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,525	3,199
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,700	4,143
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,085	5,192
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	6,750	8,378
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,275	5,637
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	2,225	2,874
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	11,670	15,175
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	4,950	7,001
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	5,940	5,502
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,800	10,178
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	4,250	3,950
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,750	11,293
Texas GO	5.517%	4/1/39	8,265	10,128
Texas Transportation Commission
Revenue	5.178%	4/1/30	5,035	5,664
Texas Transportation Commission
Revenue	4.681%	4/1/40	2,850	3,117

	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	3,950	5,173
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	2,575	3,376
	University of California Revenue	4.601%	5/15/31	4,500	4,771
	University of California Revenue	6.270%	5/15/31	500	512
	University of California Revenue	5.770%	5/15/43	1,120	1,357
	University of California Revenue	5.946%	5/15/45	13,100	16,056
	University of California Revenue	4.858%	5/15/12	16,990	17,202
	University of California Revenue	4.767%	5/15/15	5,375	5,308
	University of Southern California GO	5.250%	10/1/11	3,400	3,924
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	5,800	5,291
	University of Texas Revenue	3.354%	8/15/47	3,200	2,883
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	1,535	1,576
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,710	1,902
	University of Virginia Revenue	4.179%	9/1/17	3,425	3,294
	Utah GO	4.554%	7/1/24	2,425	2,526
	Utah GO	3.539%	7/1/25	8,410	8,438
	Washington GO	5.140%	8/1/40	4,410	5,147
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	17,749
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	3,100	2,973
16	Wisconsin GO	5.700%	5/1/26	1,370	1,501
Total Taxable Municipal Bonds (Cost $1,283,880)					1,384,901
				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
18	Vanguard Market Liquidity Fund (Cost
	$2,730,301)	2.209%		27,304,688	2,730,469

Total Investments (101.1%) (Cost $206,099,902)					201,187,143
Other Assets and Liabilities-Net (-1.1%)					(1,462,460)
Net Assets (100%)					199,724,683

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $3,485,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 U.S. government-guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2018.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
9 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $1,262,169,000, representing 0.6% of net assets.

11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2018, counterparties had deposited in segregated accounts cash with a value of $390,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from

Total Bond Market Index Fund

a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	128,776,097	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,334,997	—
Corporate Bonds	—	53,851,155	—
Sovereign Bonds	—	9,109,524	—
Taxable Municipal Bonds	—	1,384,901	—
Temporary Cash Investments	2,730,469	—	—
Total	2,730,469	198,456,674	—

Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (97.3%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	1,080,200	1,147,534
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	641,210	749,510
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	770,499	892,753
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	1,513,500	1,576,605
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	857,801	956,573
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	937,671	1,018,088
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	730,000	735,056
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	987,019	1,055,428
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	977,330	1,033,013
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	820,000	821,399
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	977,936	1,038,305
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	991,256	1,056,207
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	938,771	957,261
United States Treasury Inflation Indexed
Bonds	0.250%	1/15/25	1,005,300	1,026,493
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	521,651	760,172
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	999,844	1,028,972
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	902,522	937,009
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	399,727	545,995
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/26	851,304	844,380
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	859,439	856,405
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	314,047	437,331
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/27	775,000	763,227
United States Treasury Inflation Indexed
Bonds	0.500%	1/15/28	620,000	608,282
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	340,866	439,053

United States Treasury Inflation Indexed
Bonds		3.625%	4/15/28	222,575	430,782
United States Treasury Inflation Indexed
Bonds		0.750%	7/15/28	595,000	588,289
United States Treasury Inflation Indexed
Bonds		2.500%	1/15/29	304,170	410,519
United States Treasury Inflation Indexed
Bonds		3.875%	4/15/29	241,242	476,362
United States Treasury Inflation Indexed
Bonds		3.375%	4/15/32	112,029	206,694
United States Treasury Inflation Indexed
Bonds		2.125%	2/15/40	188,656	266,016
United States Treasury Inflation Indexed
Bonds		2.125%	2/15/41	242,258	339,460
United States Treasury Inflation Indexed
Bonds		0.750%	2/15/42	436,145	456,932
United States Treasury Inflation Indexed
Bonds		0.625%	2/15/43	327,755	326,808
United States Treasury Inflation Indexed
Bonds		1.375%	2/15/44	547,735	635,300
United States Treasury Inflation Indexed
Bonds		0.750%	2/15/45	560,400	558,114
United States Treasury Inflation Indexed
Bonds		1.000%	2/15/46	445,802	468,438
United States Treasury Inflation Indexed
Bonds		0.875%	2/15/47	433,100	432,855
1 United States Treasury Inflation Indexed
Bonds		1.000%	2/15/48	285,000	287,886
United States Treasury Note/Bond		2.125%	5/15/25	74,000	70,080
United States Treasury Note/Bond		2.000%	8/15/25	80,000	74,987
United States Treasury Note/Bond		2.250%	11/15/27	40,000	37,444
Total U.S. Government and Agency Obligations (Cost $27,435,390)					27,352,017
				Shares
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
2 Vanguard Market Liquidity Fund (Cost
$523,268)		2.209%		5,232,238	523,224
Total Temporary Cash Investments					523,224
Options on Futures Purchased (0.0%)

	Expiration		Exercise	Notional	Value
Date Contracts			Price	Amount ($000)	($000)
Exchange-Traded Options
Purchased
Call Options Purchased
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	245	120.00	29,400	19
Total Options on Futures Purchased (Cost $27)					19
Total Investments (99.2%) (Cost $27,958,685)					27,875,260
Other Assets and Liabilities-Net (0.8%)					233,690
Net Assets (100%)					28,108,950

1 Securities with a value of $7,060,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration		Exercise	Notional	Value
	Date	Contracts	Price	Amount ($000)	($000)

Exchange-Traded Options Written
Call Options Written

10-Year U.S. Treasury Note Futures
Contract	10/26/2018	491	120.50	59,165	(15)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	491	119.00	58,429	(153)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	246	119.50	29,397	(39)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	246	118.50	29,151	(138)

					(345)

Put Options Written
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	511	118.50	60,553	(248)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	491	119.00	58,429	(261)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	246	120.00	29,520	(319)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	246	119.50	29,397	(215)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	246	118.50	29,151	(69)

					(1,112)

					(1,457)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)

					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2018		1,336	168,336	18
10-Year U.S. Treasury Note	December 2018		440	52,264	79
					97

Inflation-Protected Securities Fund

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(1,501)	(168,827)	(92)
5

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,352,017	—
Temporary Cash Investments	523,224	—	—
Futures Contracts—Assets[1]	282	—	—
Futures Contracts—Liabilities[1]	(185)	—	—
Option Contracts Purchased	19	—	—
Option Contracts Written	(1,457)	—	—
Total	521,883	27,352,017	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust

Inflation-Protected Securities Fund

sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Vanguard Total Bond Market II Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.1%)
U.S. Government Securities (41.7%)
United States Treasury Note/Bond	8.125%	8/15/19	1,215	1,272
United States Treasury Note/Bond	1.000%	10/15/19	246,535	242,337
United States Treasury Note/Bond	1.500%	10/31/19	575,125	567,936
United States Treasury Note/Bond	1.000%	11/15/19	898,430	881,728
United States Treasury Note/Bond	3.375%	11/15/19	40,476	40,773
United States Treasury Note/Bond	1.000%	11/30/19	160,000	156,899
United States Treasury Note/Bond	1.500%	11/30/19	503,000	496,084
United States Treasury Note/Bond	1.750%	11/30/19	123,850	122,495
United States Treasury Note/Bond	1.375%	12/15/19	823,422	810,560
United States Treasury Note/Bond	1.125%	12/31/19	47,315	46,398
United States Treasury Note/Bond	1.625%	12/31/19	282,284	278,535
United States Treasury Note/Bond	1.875%	12/31/19	626,614	620,154
United States Treasury Note/Bond	1.375%	1/15/20	641,610	630,683
United States Treasury Note/Bond	1.250%	1/31/20	137,319	134,658
United States Treasury Note/Bond	1.375%	1/31/20	76,890	75,532
United States Treasury Note/Bond	2.000%	1/31/20	41,376	40,982
United States Treasury Note/Bond	1.375%	2/15/20	186,627	183,216
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,405
United States Treasury Note/Bond	1.375%	2/29/20	66,100	64,850
United States Treasury Note/Bond	2.250%	2/29/20	85,828	85,237
United States Treasury Note/Bond	1.625%	3/15/20	181,000	178,115
United States Treasury Note/Bond	1.375%	3/31/20	64,030	62,730
United States Treasury Note/Bond	2.250%	3/31/20	242,039	240,262
United States Treasury Note/Bond	1.500%	4/15/20	347,514	340,890
United States Treasury Note/Bond	1.125%	4/30/20	466,776	454,887
United States Treasury Note/Bond	1.375%	4/30/20	186,474	182,454
United States Treasury Note/Bond	2.375%	4/30/20	35,757	35,539
United States Treasury Note/Bond	1.500%	5/15/20	307,960	301,752
United States Treasury Note/Bond	3.500%	5/15/20	134,995	136,514
United States Treasury Note/Bond	1.375%	5/31/20	135,615	132,500
United States Treasury Note/Bond	1.500%	5/31/20	298,900	292,641
United States Treasury Note/Bond	2.500%	5/31/20	13,820	13,755
United States Treasury Note/Bond	1.500%	6/15/20	338,310	331,067
United States Treasury Note/Bond	1.625%	6/30/20	126,325	123,819
United States Treasury Note/Bond	1.875%	6/30/20	151,470	149,080
United States Treasury Note/Bond	2.500%	6/30/20	139,895	139,196
United States Treasury Note/Bond	1.500%	7/15/20	428,455	418,746
United States Treasury Note/Bond	1.625%	7/31/20	437,470	428,244
United States Treasury Note/Bond	2.625%	7/31/20	249,275	248,457
United States Treasury Note/Bond	1.500%	8/15/20	770,184	752,015
United States Treasury Note/Bond	2.625%	8/15/20	233,220	232,418
United States Treasury Note/Bond	8.750%	8/15/20	21,755	24,087
United States Treasury Note/Bond	1.375%	8/31/20	268,375	261,204
United States Treasury Note/Bond	2.125%	8/31/20	230,683	227,691
United States Treasury Note/Bond	2.625%	8/31/20	19,155	19,089
United States Treasury Note/Bond	1.375%	9/15/20	127,730	124,257
United States Treasury Note/Bond	1.375%	9/30/20	283,315	275,391
United States Treasury Note/Bond	2.000%	9/30/20	14,642	14,409
United States Treasury Note/Bond	2.750%	9/30/20	190,555	190,286

United States Treasury Note/Bond	1.625%	10/15/20	672,940	656,958
United States Treasury Note/Bond	1.375%	10/31/20	312,743	303,555
United States Treasury Note/Bond	1.750%	10/31/20	246,582	241,187
United States Treasury Note/Bond	1.750%	11/15/20	1,313,195	1,283,858
United States Treasury Note/Bond	2.625%	11/15/20	232,450	231,397
United States Treasury Note/Bond	1.625%	11/30/20	64,000	62,370
United States Treasury Note/Bond	2.000%	11/30/20	241,475	237,211
United States Treasury Note/Bond	1.875%	12/15/20	709,465	694,836
United States Treasury Note/Bond	1.750%	12/31/20	146,416	142,939
United States Treasury Note/Bond	2.375%	12/31/20	119,345	118,132
United States Treasury Note/Bond	2.000%	1/15/21	755,055	740,898
United States Treasury Note/Bond	1.375%	1/31/21	325,353	314,525
United States Treasury Note/Bond	2.125%	1/31/21	169,525	166,743
United States Treasury Note/Bond	2.250%	2/15/21	511,532	504,498
United States Treasury Note/Bond	3.625%	2/15/21	143,290	145,753
United States Treasury Note/Bond	1.125%	2/28/21	139,373	133,776
United States Treasury Note/Bond	2.000%	2/28/21	340,741	333,926
United States Treasury Note/Bond	2.375%	3/15/21	60,561	59,870
United States Treasury Note/Bond	1.250%	3/31/21	236,387	227,300
United States Treasury Note/Bond	2.250%	3/31/21	206,451	203,418
United States Treasury Note/Bond	2.375%	4/15/21	693,258	685,022
United States Treasury Note/Bond	1.375%	4/30/21	129,581	124,802
United States Treasury Note/Bond	2.250%	4/30/21	52,953	52,150
United States Treasury Note/Bond	2.625%	5/15/21	1,022,157	1,015,932
United States Treasury Note/Bond	3.125%	5/15/21	13,845	13,934
United States Treasury Note/Bond	1.375%	5/31/21	63,746	61,316
United States Treasury Note/Bond	2.000%	5/31/21	87,899	85,935
United States Treasury Note/Bond	2.625%	6/15/21	596,810	592,895
United States Treasury Note/Bond	1.125%	6/30/21	651,993	622,040
United States Treasury Note/Bond	2.125%	6/30/21	338,285	331,624
United States Treasury Note/Bond	2.625%	7/15/21	673,625	668,990
United States Treasury Note/Bond	1.125%	7/31/21	356,305	339,381
United States Treasury Note/Bond	2.250%	7/31/21	179,750	176,660
United States Treasury Note/Bond	2.125%	8/15/21	224,628	219,960
United States Treasury Note/Bond	2.750%	8/15/21	525,798	523,910
United States Treasury Note/Bond	8.125%	8/15/21	34,550	39,517
United States Treasury Note/Bond	1.125%	8/31/21	274,994	261,544
United States Treasury Note/Bond	2.000%	8/31/21	173,550	169,319
United States Treasury Note/Bond	2.750%	9/15/21	864,455	861,213
United States Treasury Note/Bond	1.125%	9/30/21	183,473	174,242
United States Treasury Note/Bond	2.125%	9/30/21	193,750	189,542
United States Treasury Note/Bond	1.250%	10/31/21	468,817	446,258
United States Treasury Note/Bond	2.000%	10/31/21	275,870	268,673
United States Treasury Note/Bond	2.000%	11/15/21	281,291	273,819
United States Treasury Note/Bond	1.750%	11/30/21	546,296	527,514
United States Treasury Note/Bond	1.875%	11/30/21	177,492	172,084
United States Treasury Note/Bond	2.000%	12/31/21	176,415	171,509
United States Treasury Note/Bond	2.125%	12/31/21	154,225	150,537
United States Treasury Note/Bond	1.500%	1/31/22	325,593	311,143
United States Treasury Note/Bond	1.875%	1/31/22	323,028	312,530
United States Treasury Note/Bond	2.000%	2/15/22	39,412	38,279
United States Treasury Note/Bond	1.750%	2/28/22	160,777	154,798
United States Treasury Note/Bond	1.875%	2/28/22	304,490	294,357
United States Treasury Note/Bond	1.750%	3/31/22	102,337	98,403
United States Treasury Note/Bond	1.875%	3/31/22	486,233	469,594
United States Treasury Note/Bond	1.750%	4/30/22	118,091	113,441
United States Treasury Note/Bond	1.875%	4/30/22	62,589	60,398

United States Treasury Note/Bond	1.750%	5/31/22	67,332	64,618
United States Treasury Note/Bond	1.875%	5/31/22	95,350	91,923
United States Treasury Note/Bond	1.750%	6/30/22	458,955	440,097
United States Treasury Note/Bond	2.125%	6/30/22	35,735	34,735
United States Treasury Note/Bond	1.875%	7/31/22	242,213	233,055
United States Treasury Note/Bond	2.000%	7/31/22	97,730	94,478
United States Treasury Note/Bond	1.625%	8/15/22	326,884	311,357
United States Treasury Note/Bond	7.250%	8/15/22	75	87
United States Treasury Note/Bond	1.625%	8/31/22	341,015	324,711
United States Treasury Note/Bond	1.875%	8/31/22	154,706	148,711
United States Treasury Note/Bond	1.750%	9/30/22	250,303	239,235
United States Treasury Note/Bond	1.875%	9/30/22	507,126	487,079
United States Treasury Note/Bond	1.875%	10/31/22	198,955	190,903
United States Treasury Note/Bond	2.000%	10/31/22	357,020	344,303
1 United States Treasury Note/Bond	1.625%	11/15/22	58,976	55,990
United States Treasury Note/Bond	7.625%	11/15/22	150	177
United States Treasury Note/Bond	2.000%	11/30/22	401,175	386,508
United States Treasury Note/Bond	2.125%	12/31/22	365,696	353,869
United States Treasury Note/Bond	1.750%	1/31/23	218,340	207,833
United States Treasury Note/Bond	2.375%	1/31/23	281,440	275,020
United States Treasury Note/Bond	2.000%	2/15/23	346,625	333,356
United States Treasury Note/Bond	1.500%	2/28/23	264,130	248,488
1 United States Treasury Note/Bond	2.625%	2/28/23	220,434	217,643
United States Treasury Note/Bond	1.500%	3/31/23	135,990	127,788
United States Treasury Note/Bond	2.500%	3/31/23	412,925	405,311
United States Treasury Note/Bond	1.625%	4/30/23	151,271	142,786
United States Treasury Note/Bond	2.750%	4/30/23	237,900	235,968
United States Treasury Note/Bond	1.750%	5/15/23	163,550	155,142
United States Treasury Note/Bond	1.625%	5/31/23	135,505	127,797
United States Treasury Note/Bond	2.750%	5/31/23	165,346	164,003
United States Treasury Note/Bond	1.375%	6/30/23	239,587	223,041
United States Treasury Note/Bond	2.625%	6/30/23	663,296	653,970
United States Treasury Note/Bond	1.250%	7/31/23	217,965	201,413
United States Treasury Note/Bond	2.750%	7/31/23	3,997	3,962
United States Treasury Note/Bond	2.500%	8/15/23	353,810	346,624
United States Treasury Note/Bond	1.375%	8/31/23	393,095	364,902
United States Treasury Note/Bond	2.750%	8/31/23	448,874	445,018
United States Treasury Note/Bond	1.375%	9/30/23	252,840	234,431
United States Treasury Note/Bond	2.875%	9/30/23	456,390	454,893
United States Treasury Note/Bond	1.625%	10/31/23	410,445	384,858
United States Treasury Note/Bond	2.750%	11/15/23	307,865	304,931
United States Treasury Note/Bond	2.125%	11/30/23	353,625	339,646
1 United States Treasury Note/Bond	2.250%	12/31/23	201,775	194,838
United States Treasury Note/Bond	2.250%	1/31/24	290,600	280,383
United States Treasury Note/Bond	2.750%	2/15/24	218,849	216,558
United States Treasury Note/Bond	2.125%	2/29/24	510,811	489,419
United States Treasury Note/Bond	2.125%	3/31/24	496,345	475,250
United States Treasury Note/Bond	2.000%	4/30/24	167,040	158,740
United States Treasury Note/Bond	2.500%	5/15/24	468,818	457,318
United States Treasury Note/Bond	2.000%	5/31/24	302,156	286,906
United States Treasury Note/Bond	2.000%	6/30/24	395,940	375,585
United States Treasury Note/Bond	2.125%	7/31/24	188,265	179,676
United States Treasury Note/Bond	2.375%	8/15/24	549,320	531,297
United States Treasury Note/Bond	1.875%	8/31/24	270,385	254,246
United States Treasury Note/Bond	2.125%	9/30/24	634,270	604,440
United States Treasury Note/Bond	2.250%	10/31/24	309,393	296,727
United States Treasury Note/Bond	2.250%	11/15/24	299,872	287,454

United States Treasury Note/Bond	2.125%	11/30/24	698,200	664,379
United States Treasury Note/Bond	2.250%	12/31/24	289,725	277,501
United States Treasury Note/Bond	2.500%	1/31/25	252,725	245,537
United States Treasury Note/Bond	2.000%	2/15/25	329,559	310,454
United States Treasury Note/Bond	2.750%	2/28/25	333,477	328,735
United States Treasury Note/Bond	2.625%	3/31/25	466,600	456,246
United States Treasury Note/Bond	2.875%	4/30/25	613,834	609,132
United States Treasury Note/Bond	2.125%	5/15/25	485,546	459,827
United States Treasury Note/Bond	2.875%	5/31/25	344,410	341,613
United States Treasury Note/Bond	2.750%	6/30/25	603,785	594,257
United States Treasury Note/Bond	2.875%	7/31/25	233,510	231,539
United States Treasury Note/Bond	2.000%	8/15/25	552,908	518,262
United States Treasury Note/Bond	6.875%	8/15/25	40,840	50,616
United States Treasury Note/Bond	2.750%	8/31/25	558,030	548,962
United States Treasury Note/Bond	3.000%	9/30/25	214,325	214,124
United States Treasury Note/Bond	2.250%	11/15/25	429,290	408,160
United States Treasury Note/Bond	1.625%	2/15/26	279,234	253,450
United States Treasury Note/Bond	1.625%	5/15/26	327,078	295,904
United States Treasury Note/Bond	1.500%	8/15/26	514,832	459,807
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,095
United States Treasury Note/Bond	2.000%	11/15/26	288,062	266,547
United States Treasury Note/Bond	6.500%	11/15/26	36,215	45,258
United States Treasury Note/Bond	2.250%	2/15/27	464,121	436,998
United States Treasury Note/Bond	6.625%	2/15/27	39,650	50,176
United States Treasury Note/Bond	2.375%	5/15/27	93,030	88,350
United States Treasury Note/Bond	2.250%	8/15/27	417,539	391,639
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,617
United States Treasury Note/Bond	2.250%	11/15/27	177,761	166,400
United States Treasury Note/Bond	6.125%	11/15/27	55,808	69,420
United States Treasury Note/Bond	2.750%	2/15/28	552,470	538,830
United States Treasury Note/Bond	2.875%	5/15/28	531,973	523,993
United States Treasury Note/Bond	2.875%	8/15/28	717,332	706,457
United States Treasury Note/Bond	5.500%	8/15/28	35,575	42,946
United States Treasury Note/Bond	5.250%	11/15/28	76,342	90,800
United States Treasury Note/Bond	5.250%	2/15/29	132,279	157,908
United States Treasury Note/Bond	6.125%	8/15/29	72,930	93,464
United States Treasury Note/Bond	6.250%	5/15/30	147,435	193,094
United States Treasury Note/Bond	5.375%	2/15/31	417,875	516,335
United States Treasury Note/Bond	4.500%	2/15/36	200,600	237,994
United States Treasury Note/Bond	4.750%	2/15/37	83,500	102,548
United States Treasury Note/Bond	5.000%	5/15/37	76,327	96,590
United States Treasury Note/Bond	4.375%	2/15/38	93,450	110,256
United States Treasury Note/Bond	4.500%	5/15/38	60,579	72,676
United States Treasury Note/Bond	3.500%	2/15/39	110,394	116,258
United States Treasury Note/Bond	4.250%	5/15/39	109,367	127,498
United States Treasury Note/Bond	4.500%	8/15/39	114,306	137,685
United States Treasury Note/Bond	4.375%	11/15/39	117,905	139,865
United States Treasury Note/Bond	4.625%	2/15/40	202,305	248,014
United States Treasury Note/Bond	4.375%	5/15/40	164,320	195,181
United States Treasury Note/Bond	3.875%	8/15/40	140,050	155,478
United States Treasury Note/Bond	4.250%	11/15/40	137,654	161,033
1 United States Treasury Note/Bond	4.750%	2/15/41	172,492	215,750
United States Treasury Note/Bond	4.375%	5/15/41	127,000	151,328
United States Treasury Note/Bond	3.750%	8/15/41	153,000	166,937
United States Treasury Note/Bond	3.125%	11/15/41	246,626	244,083
United States Treasury Note/Bond	3.125%	2/15/42	193,742	191,684
United States Treasury Note/Bond	3.000%	5/15/42	238,000	230,413

United States Treasury Note/Bond	2.750%	8/15/42	427,528	395,797
United States Treasury Note/Bond	2.750%	11/15/42	657,054	607,880
United States Treasury Note/Bond	3.125%	2/15/43	359,159	354,727
United States Treasury Note/Bond	2.875%	5/15/43	403,200	381,089
United States Treasury Note/Bond	3.625%	8/15/43	362,652	389,002
United States Treasury Note/Bond	3.750%	11/15/43	356,706	390,482
United States Treasury Note/Bond	3.625%	2/15/44	228,994	245,919
United States Treasury Note/Bond	3.375%	5/15/44	221,990	228,823
United States Treasury Note/Bond	3.125%	8/15/44	237,650	234,567
United States Treasury Note/Bond	3.000%	11/15/44	272,831	263,282
United States Treasury Note/Bond	2.500%	2/15/45	242,882	212,636
United States Treasury Note/Bond	3.000%	5/15/45	253,154	244,174
United States Treasury Note/Bond	2.875%	8/15/45	255,506	240,495
United States Treasury Note/Bond	3.000%	11/15/45	158,437	152,743
United States Treasury Note/Bond	2.500%	2/15/46	315,698	275,396
United States Treasury Note/Bond	2.500%	5/15/46	292,873	255,303
United States Treasury Note/Bond	2.250%	8/15/46	403,005	332,604
United States Treasury Note/Bond	2.875%	11/15/46	459,990	432,464
United States Treasury Note/Bond	3.000%	2/15/47	254,099	244,769
United States Treasury Note/Bond	3.000%	5/15/47	177,051	170,466
United States Treasury Note/Bond	2.750%	8/15/47	97,418	89,183
United States Treasury Note/Bond	2.750%	11/15/47	647,004	592,112
United States Treasury Note/Bond	3.000%	2/15/48	419,470	403,610
United States Treasury Note/Bond	3.125%	5/15/48	517,971	510,849
United States Treasury Note/Bond	3.000%	8/15/48	307,109	295,448
				67,895,064
Agency Bonds and Notes (1.6%)
2 AID-Iraq	2.149%	1/18/22	9,025	8,737
2 AID-Israel	5.500%	9/18/23	6,500	7,207
2 AID-Israel	5.500%	12/4/23	7,002	7,793
2 AID-Israel	5.500%	4/26/24	5,575	6,225
2 AID-Israel	5.500%	9/18/33	150	185
2 AID-Jordan	2.503%	10/30/20	6,550	6,489
2 AID-Jordan	2.578%	6/30/22	3,180	3,121
2 AID-Jordan	3.000%	6/30/25	4,325	4,287
2 AID-Tunisia	2.452%	7/24/21	2,300	2,263
2 AID-Tunisia	1.416%	8/5/21	2,830	2,706
2 AID-Ukraine	1.847%	5/29/20	6,000	5,880
2 AID-Ukraine	1.471%	9/29/21	6,825	6,487
3 Federal Farm Credit Banks	5.150%	11/15/19	5,625	5,776
3 Federal Farm Credit Banks	2.375%	3/27/20	5,800	5,765
3 Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,958
3 Federal Farm Credit Banks	1.680%	10/13/20	9,200	8,986
3 Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,209
3 Federal Home Loan Banks	1.500%	10/21/19	113,400	112,024
3 Federal Home Loan Banks	1.375%	11/15/19	36,425	35,894
3 Federal Home Loan Banks	2.125%	2/11/20	40,375	40,033
3 Federal Home Loan Banks	1.875%	3/13/20	3,575	3,529
3 Federal Home Loan Banks	4.125%	3/13/20	20,315	20,697
3 Federal Home Loan Banks	2.375%	3/30/20	37,370	37,142
3 Federal Home Loan Banks	2.625%	5/28/20	56,800	56,627
3 Federal Home Loan Banks	3.375%	6/12/20	15,325	15,461
3 Federal Home Loan Banks	1.375%	9/28/20	21,525	20,913
3 Federal Home Loan Banks	2.625%	10/1/20	150,000	149,311
3 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,005
3 Federal Home Loan Banks	5.250%	12/11/20	5,250	5,513
3 Federal Home Loan Banks	1.375%	2/18/21	16,820	16,233

3 Federal Home Loan Banks	2.250%	6/11/21	30,000	29,488
3 Federal Home Loan Banks	5.625%	6/11/21	17,350	18,560
3 Federal Home Loan Banks	1.125%	7/14/21	19,500	18,573
3 Federal Home Loan Banks	1.875%	11/29/21	79,160	76,648
3 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,219
3 Federal Home Loan Banks	2.125%	3/10/23	28,800	27,740
3 Federal Home Loan Banks	2.875%	6/14/24	200	198
3 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,779
3 Federal Home Loan Banks	2.875%	9/13/24	1,000	989
3 Federal Home Loan Banks	5.500%	7/15/36	16,715	21,143
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	46,929	46,272
4 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	122,000	120,068
4 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	34,346	33,606
4 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	37,380	37,208
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	15,829	15,479
4 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	69,400	67,759
4 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	70,005
4 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	39,518
4 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,000	34,234
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	69,731
4 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	42,135
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,369
4 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	26,470	35,401
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	36,908
4 Federal National Mortgage Assn.	0.000%	10/9/19	23,075	22,432
4 Federal National Mortgage Assn.	1.000%	10/24/19	56,000	55,023
4 Federal National Mortgage Assn.	1.750%	11/26/19	17,250	17,064
4 Federal National Mortgage Assn.	1.625%	1/21/20	40,320	39,740
4 Federal National Mortgage Assn.	1.500%	2/28/20	49,775	48,912
4 Federal National Mortgage Assn.	1.500%	6/22/20	18,200	17,794
4 Federal National Mortgage Assn.	1.500%	7/30/20	32,000	31,244
4 Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,516
4 Federal National Mortgage Assn.	1.875%	12/28/20	42,000	41,096
4 Federal National Mortgage Assn.	1.375%	2/26/21	20,285	19,571
4 Federal National Mortgage Assn.	2.500%	4/13/21	35,000	34,649
4 Federal National Mortgage Assn.	2.750%	6/22/21	24,046	23,944
4 Federal National Mortgage Assn.	1.250%	8/17/21	23,645	22,561
4 Federal National Mortgage Assn.	1.375%	10/7/21	44,250	42,273
4 Federal National Mortgage Assn.	2.000%	1/5/22	101,000	98,057
4 Federal National Mortgage Assn.	1.875%	4/5/22	61,000	58,842
4 Federal National Mortgage Assn.	2.000%	10/5/22	64,800	62,354
4 Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,665
4 Federal National Mortgage Assn.	2.875%	9/12/23	50,000	49,655
4 Federal National Mortgage Assn.	2.625%	9/6/24	26,715	26,067
4 Federal National Mortgage Assn.	2.125%	4/24/26	32,200	29,963
4 Federal National Mortgage Assn.	1.875%	9/24/26	30,435	27,645
4 Federal National Mortgage Assn.	6.250%	5/15/29	7,250	9,128
4 Federal National Mortgage Assn.	7.125%	1/15/30	8,850	11,955
4 Federal National Mortgage Assn.	7.250%	5/15/30	32,760	44,922
4 Federal National Mortgage Assn.	6.625%	11/15/30	27,435	36,184
4 Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,390
4 Federal National Mortgage Assn.	6.210%	8/6/38	300	414
Private Export Funding Corp.	2.250%	3/15/20	7,050	6,982
Private Export Funding Corp.	2.300%	9/15/20	2,575	2,543
Private Export Funding Corp.	4.300%	12/15/21	7,760	8,057
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,115
Private Export Funding Corp.	2.050%	11/15/22	15,525	14,907

	Private Export Funding Corp.	3.550%	1/15/24	16,425	16,706
	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,756
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,568
	Resolution Funding Corp.	8.125%	10/15/19	100	105
	Resolution Funding Corp.	8.875%	7/15/20	100	110
3	Tennessee Valley Authority	2.250%	3/15/20	11,800	11,699
3	Tennessee Valley Authority	3.875%	2/15/21	5,395	5,506
3	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,717
3	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,033
3	Tennessee Valley Authority	6.750%	11/1/25	18,981	23,026
3	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,751
3	Tennessee Valley Authority	7.125%	5/1/30	9,625	12,953
3	Tennessee Valley Authority	4.700%	7/15/33	6,375	7,183
3	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,487
3	Tennessee Valley Authority	5.880%	4/1/36	6,795	8,703
3	Tennessee Valley Authority	6.150%	1/15/38	665	887
3	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,786
3	Tennessee Valley Authority	5.250%	9/15/39	15,248	18,551
3	Tennessee Valley Authority	4.875%	1/15/48	14,320	16,974
3	Tennessee Valley Authority	5.375%	4/1/56	5,585	7,297
3	Tennessee Valley Authority	4.625%	9/15/60	8,838	10,261
3	Tennessee Valley Authority	4.250%	9/15/65	8,050	8,732
					2,606,941
Conventional Mortgage-Backed Securities (21.7%)
4,5	Fannie Mae Pool	2.000%	11/1/27–11/1/31	75,538	70,879
4,5	Fannie Mae Pool	2.500%	11/1/26–10/1/46	913,012	880,998
4,5,6	Fannie Mae Pool	3.000%	11/1/20–10/1/48	3,491,253	3,377,945
4,5,6	Fannie Mae Pool	3.500%	5/1/20–10/1/48	4,464,426	4,412,996
4,5,6	Fannie Mae Pool	4.000%	10/1/18–10/1/48	3,471,927	3,515,399
4,5,6	Fannie Mae Pool	4.500%	10/1/18–10/1/48	1,396,083	1,446,572
4,5,6	Fannie Mae Pool	5.000%	10/1/18–10/1/48	412,268	436,070
4,5	Fannie Mae Pool	5.500%	10/1/18–2/1/42	264,320	285,559
4,5	Fannie Mae Pool	6.000%	10/1/18–5/1/41	169,466	184,461
4,5	Fannie Mae Pool	6.500%	10/1/21–5/1/40	44,781	49,067
4,5	Fannie Mae Pool	7.000%	8/1/27–12/1/38	11,061	12,441
4,5	Fannie Mae Pool	7.500%	7/1/30–12/1/32	138	152
4,5	Fannie Mae Pool	8.000%	12/1/29	14	16
4,5	Freddie Mac Gold Pool	2.000%	7/1/28–12/1/31	40,164	37,671
4,5,6	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	722,809	698,256
4,5,6	Freddie Mac Gold Pool	3.000%	4/1/21–4/1/48	2,486,564	2,404,778
4,5,6	Freddie Mac Gold Pool	3.500%	12/1/20–10/1/48	2,921,296	2,888,240
4,5,6	Freddie Mac Gold Pool	4.000%	11/1/18–10/1/48	2,118,627	2,145,577
4,5,6	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/48	811,679	841,441
4,5,6	Freddie Mac Gold Pool	5.000%	10/1/18–10/1/48	237,180	250,703
4,5	Freddie Mac Gold Pool	5.500%	12/1/18–6/1/41	141,647	152,919
4,5	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	70,097	76,531
4,5	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	17,335	19,179
4,5	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	6,545	7,399
4,5	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	65	74
4,5	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	93	105
4,5	Freddie Mac Gold Pool	8.500%	6/1/25	18	21
5	Ginnie Mae I Pool	3.000%	1/15/26–10/1/48	110,750	107,670
5	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	151,262	150,887
5	Ginnie Mae I Pool	4.000%	6/15/24–10/1/48	211,311	215,754
5,6	Ginnie Mae I Pool	4.500%	11/15/18–10/1/48	174,679	182,312
5	Ginnie Mae I Pool	5.000% 10/15/18–11/15/46		102,892	109,044
5	Ginnie Mae I Pool	5.500%	10/15/18–6/15/41	49,679	53,318

5	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	36,419	39,447
5	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	8,661	9,511
5	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	440	490
5	Ginnie Mae I Pool	7.500%	12/15/23	12	13
5	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	36	40
5	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	85,858	81,118
5	Ginnie Mae II Pool	3.000%	10/20/26–10/1/48	2,402,794	2,335,925
5,6	Ginnie Mae II Pool	3.500%	9/20/25–10/1/48	3,946,467	3,937,256
5,6	Ginnie Mae II Pool	4.000%	9/20/25–10/1/48	2,305,238	2,353,516
5,6	Ginnie Mae II Pool	4.500%	8/20/33–10/1/48	998,941	1,038,064
5,6	Ginnie Mae II Pool	5.000%	12/20/32–10/1/48	313,535	331,273
5	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	68,626	72,714
5	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	24,236	26,334
5	Ginnie Mae II Pool	6.500% 10/20/28–11/20/39		7,956	8,831
5	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,335	1,536
					35,250,502
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.127%	3/1/43	3,827	3,784
4,5	Fannie Mae Pool	2.182%	6/1/43	2,646	2,632
4,5	Fannie Mae Pool	2.195%	10/1/42	1,597	1,620
4,5	Fannie Mae Pool	2.278%	7/1/43	3,754	3,624
4,5	Fannie Mae Pool	2.387%	10/1/42	1,549	1,543
4,5	Fannie Mae Pool	2.429%	9/1/43	495	489
4,5,7	Fannie Mae Pool	2.701%	12/1/43	2,005	2,090
4,5,8	Fannie Mae Pool	2.726%	3/1/42	1,820	1,901
4,5,8	Fannie Mae Pool	3.057%	1/1/42	1,518	1,561
4,5,7	Fannie Mae Pool	3.070%	9/1/43	2,246	2,274
4,5,7	Fannie Mae Pool	3.176%	4/1/37	645	667
4,5,8	Fannie Mae Pool	3.303%	12/1/33	115	121
4,5,8	Fannie Mae Pool	3.330%	12/1/41	943	966
4,5,8	Fannie Mae Pool	3.336%	11/1/33	91	97
4,5	Fannie Mae Pool	3.362%	8/1/42	1,779	1,764
4,5,8	Fannie Mae Pool	3.385%	11/1/36	91	96
4,5,8	Fannie Mae Pool	3.455%	11/1/39	164	173
4,5,8	Fannie Mae Pool	3.482%	12/1/40	496	521
4,5,8	Fannie Mae Pool	3.483%	10/1/37	185	189
4,5	Fannie Mae Pool	3.493%	4/1/41	604	600
4,5,8	Fannie Mae Pool	3.524%	10/1/39	297	308
4,5,9	Fannie Mae Pool	3.530%	12/1/37	388	400
4,5,8,9	Fannie Mae Pool	3.547%	12/1/35–1/1/37	499	528
4,5,8	Fannie Mae Pool	3.555%	11/1/41	728	774
4,5,8	Fannie Mae Pool	3.557%	2/1/36	176	178
4,5,8	Fannie Mae Pool	3.560%	11/1/33–12/1/40	1,928	2,025
4,5,8	Fannie Mae Pool	3.563%	11/1/41	628	661
4,5,8	Fannie Mae Pool	3.565%	11/1/40–12/1/40	1,085	1,141
4,5,8	Fannie Mae Pool	3.570%	12/1/40	429	450
4,5,8	Fannie Mae Pool	3.575%	12/1/41	826	872
4,5,8	Fannie Mae Pool	3.606%	1/1/42	902	944
4,5,8	Fannie Mae Pool	3.614%	9/1/37	1,454	1,489
4,5,8	Fannie Mae Pool	3.627%	3/1/38	88	89
4,5,8	Fannie Mae Pool	3.645%	1/1/40	381	395
4,5,8	Fannie Mae Pool	3.649%	9/1/34	112	115
4,5,8	Fannie Mae Pool	3.658%	2/1/36	200	212
4,5,8	Fannie Mae Pool	3.685%	2/1/41	322	322
4,5,8	Fannie Mae Pool	3.716%	3/1/41	722	755
4,5,7	Fannie Mae Pool	3.724%	8/1/39	972	993
4,5,8	Fannie Mae Pool	3.747%	12/1/39	568	589

4,5,8	Fannie Mae Pool	3.756%	2/1/41	561	586
4,5,8	Fannie Mae Pool	3.765%	2/1/41	489	513
4,5,9	Fannie Mae Pool	3.791%	1/1/35	315	335
4,5,8	Fannie Mae Pool	3.799%	4/1/36	93	96
4,5,8	Fannie Mae Pool	3.845%	5/1/35	156	163
4,5,8	Fannie Mae Pool	3.849%	5/1/42	464	482
4,5,8	Fannie Mae Pool	3.851%	11/1/39	472	491
4,5,8	Fannie Mae Pool	3.855%	10/1/40	449	471
4,5,7	Fannie Mae Pool	3.888%	5/1/42	1,673	1,738
4,5,8	Fannie Mae Pool	3.913%	9/1/40	311	328
4,5,8	Fannie Mae Pool	3.924%	4/1/37	27	29
4,5,8	Fannie Mae Pool	3.948%	3/1/41	919	974
4,5,8	Fannie Mae Pool	3.955%	10/1/37	601	617
4,5,8	Fannie Mae Pool	4.015%	11/1/34	414	439
4,5,8	Fannie Mae Pool	4.070%	5/1/40	368	383
4,5,8	Fannie Mae Pool	4.132%	7/1/36	199	205
4,5,7	Fannie Mae Pool	4.139%	2/1/42	3,042	3,215
4,5,7	Fannie Mae Pool	4.161%	7/1/42	947	1,014
4,5,8	Fannie Mae Pool	4.187%	3/1/42	987	1,053
4,5,7	Fannie Mae Pool	4.192%	2/1/42	1,164	1,239
4,5,8	Fannie Mae Pool	4.234%	5/1/40	152	160
4,5,9	Fannie Mae Pool	4.235%	6/1/37	57	60
4,5,8	Fannie Mae Pool	4.284%	4/1/37	200	210
4,5,8	Fannie Mae Pool	4.313%	5/1/41	550	577
4,5,8	Fannie Mae Pool	4.330%	6/1/42	1,705	1,769
4,5,8	Fannie Mae Pool	4.333%	8/1/40	252	263
4,5,7	Fannie Mae Pool	4.340%	8/1/37	181	189
4,5,8	Fannie Mae Pool	4.362%	8/1/35	279	295
4,5,8	Fannie Mae Pool	4.380%	6/1/41	204	214
4,5,8	Fannie Mae Pool	4.385%	9/1/40	876	920
4,5,8	Fannie Mae Pool	4.415%	6/1/36	13	14
4,5,8	Fannie Mae Pool	4.429%	7/1/35	264	276
4,5,8	Fannie Mae Pool	4.440%	10/1/36–9/1/42	1,557	1,624
4,5,8	Fannie Mae Pool	4.445%	7/1/39	129	134
4,5,7	Fannie Mae Pool	4.472%	7/1/37	148	157
4,5,8	Fannie Mae Pool	4.482%	7/1/41	1,799	1,893
4,5,9	Fannie Mae Pool	4.488%	7/1/38	78	82
4,5,8	Fannie Mae Pool	4.537%	5/1/36	23	23
4,5,8	Fannie Mae Pool	4.576%	7/1/38	84	86
4,5,8	Fannie Mae Pool	4.580%	6/1/41	744	784
4,5,8	Fannie Mae Pool	4.590%	8/1/39	292	308
4,5	Freddie Mac Non Gold Pool	2.401%	5/1/42	364	362
4,5,8	Freddie Mac Non Gold Pool	2.735%	10/1/37	22	22
4,5	Freddie Mac Non Gold Pool	2.771%	2/1/42	1,085	1,083
4,5	Freddie Mac Non Gold Pool	2.773%	11/1/43	2,054	2,112
4,5	Freddie Mac Non Gold Pool	2.975%	12/1/41	1,148	1,200
4,5,8	Freddie Mac Non Gold Pool	3.375%	1/1/38	40	42
4,5,8	Freddie Mac Non Gold Pool	3.390%	12/1/36	158	167
4,5,8	Freddie Mac Non Gold Pool	3.410%	10/1/37	545	576
4,5,8	Freddie Mac Non Gold Pool	3.492%	12/1/36	165	171
4,5,8	Freddie Mac Non Gold Pool	3.493%	1/1/35	33	36
4,5,8	Freddie Mac Non Gold Pool	3.495%	12/1/40	1,160	1,198
4,5,8	Freddie Mac Non Gold Pool	3.496%	12/1/34	114	116
4,5,8	Freddie Mac Non Gold Pool	3.515%	12/1/36	55	59
4,5,9	Freddie Mac Non Gold Pool	3.520%	11/1/34	384	401
4,5,7	Freddie Mac Non Gold Pool	3.521%	6/1/37	95	97
4,5,8	Freddie Mac Non Gold Pool	3.537%	3/1/37	12	13

4,5,8	Freddie Mac Non Gold Pool	3.577%	2/1/37	82	87
4,5,8	Freddie Mac Non Gold Pool	3.615%	3/1/37	59	60
4,5,8	Freddie Mac Non Gold Pool	3.630%	11/1/40–12/1/40	390	403
4,5,8	Freddie Mac Non Gold Pool	3.650%	11/1/40	545	561
4,5,8	Freddie Mac Non Gold Pool	3.659%	12/1/35	281	295
4,5,8	Freddie Mac Non Gold Pool	3.697%	1/1/41	178	187
4,5,8	Freddie Mac Non Gold Pool	3.727%	2/1/42	240	250
4,5,8	Freddie Mac Non Gold Pool	3.731%	1/1/41	682	709
4,5,9	Freddie Mac Non Gold Pool	3.837%	10/1/36	271	291
4,5,8	Freddie Mac Non Gold Pool	3.880%	3/1/41	151	160
4,5,8	Freddie Mac Non Gold Pool	3.900%	2/1/41	367	387
4,5,8	Freddie Mac Non Gold Pool	3.910%	2/1/41	519	548
4,5,8	Freddie Mac Non Gold Pool	3.932%	3/1/42	732	768
4,5,8	Freddie Mac Non Gold Pool	3.934%	6/1/37	352	373
4,5,8	Freddie Mac Non Gold Pool	3.938%	3/1/37	221	233
4,5,9	Freddie Mac Non Gold Pool	3.970%	2/1/36	104	108
4,5,7	Freddie Mac Non Gold Pool	3.999%	3/1/37	14	14
4,5,8	Freddie Mac Non Gold Pool	4.019%	4/1/35	2	2
4,5,7	Freddie Mac Non Gold Pool	4.039%	1/1/37	250	263
4,5,8	Freddie Mac Non Gold Pool	4.062%	7/1/35	94	98
4,5,8	Freddie Mac Non Gold Pool	4.108%	1/1/37	116	123
4,5,8	Freddie Mac Non Gold Pool	4.125%	5/1/38	35	36
4,5,8	Freddie Mac Non Gold Pool	4.145%	3/1/38	49	51
4,5,9	Freddie Mac Non Gold Pool	4.165%	11/1/36	89	92
4,5,8	Freddie Mac Non Gold Pool	4.211%	9/1/37	151	154
4,5,8	Freddie Mac Non Gold Pool	4.225%	9/1/40	732	765
4,5,9	Freddie Mac Non Gold Pool	4.232%	5/1/36	210	220
4,5,8	Freddie Mac Non Gold Pool	4.255%	5/1/40	203	211
4,5,8	Freddie Mac Non Gold Pool	4.347%	5/1/37	745	766
4,5,9	Freddie Mac Non Gold Pool	4.423%	3/1/37	40	40
4,5,8	Freddie Mac Non Gold Pool	4.432%	5/1/40	157	161
4,5,8	Freddie Mac Non Gold Pool	4.483%	6/1/40	588	614
4,5,8	Freddie Mac Non Gold Pool	4.513%	6/1/37	59	62
4,5,8	Freddie Mac Non Gold Pool	4.516%	6/1/40	493	518
4,5,8	Freddie Mac Non Gold Pool	4.544%	6/1/41	211	217
4,5,8	Freddie Mac Non Gold Pool	4.630%	6/1/40	228	234
4,5,8	Freddie Mac Non Gold Pool	4.635%	7/1/38	99	100
4,5,8	Freddie Mac Non Gold Pool	4.637%	8/1/37	95	98
5,9	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	3,613	3,715
5,9	Ginnie Mae II Pool	3.125% 10/20/38–12/20/42		7,902	8,151
5,9	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	9,682	9,962
5,9	Ginnie Mae II Pool	3.500%	5/20/43–12/20/43	803	805
5,9	Ginnie Mae II Pool	3.625%	6/20/29–6/20/43	5,874	6,028
5,9	Ginnie Mae II Pool	4.125%	5/20/41	378	388
5,9	Ginnie Mae II Pool	4.250%	5/20/41	186	191
					111,515
Total U.S. Government and Agency Obligations (Cost $108,824,143)					105,864,022
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	472	472
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	804	803
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	1,270	1,268
5	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	6,338	6,262
5	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,498
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,750	4,705
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,427
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,373

5 Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,919
5 Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,220
5 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,924
5 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	10,100	9,958
5 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	22,000	21,598
5 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	16,125	15,807
5 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	9,825	9,502
5 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	12,250	12,200
5 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	11,025	10,880
5 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	14,175	14,128
5 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	9,000	8,997
5 AmeriCredit Automobile Receivables Trust
2016-3	1.460%	5/10/21	1,574	1,568
5 AmeriCredit Automobile Receivables Trust
2017-2	1.980%	12/20/21	1,450	1,439
5 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	3,320	3,280
5 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	4,075	4,072
5 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	2,456	2,444
5 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	1,650	1,644
5 BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,857
5 BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	19,908
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	1,425	1,420
5 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	2,525	2,526
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.116%	2/15/50	500	495
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	7,560	7,429
5 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	2,800	2,743
5 BANK 2017 - BNK4	3.625%	5/15/50	5,950	5,887
5 BANK 2017 - BNK5	3.390%	6/15/60	7,000	6,788
5 BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,408
5 BANK 2017 - BNK6	3.518%	7/15/60	9,408	9,182
5 BANK 2017 - BNK6	3.741%	7/15/60	9,729	9,486
5 BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,168
5 BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,539
5 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,113
5 BANK 2017 - BNK8	3.488%	11/15/50	5,925	5,763
5 BANK 2017 - BNK8	3.731%	11/15/50	1,000	974
5 BANK 2017 - BNK9	3.279%	11/15/54	6,100	5,865
5 BANK 2017 - BNK9	3.538%	11/15/54	5,925	5,775
5 BANK 2018 - BNK11	4.046%	3/15/61	4,300	4,356
5 BANK 2018 - BNK12	4.255%	5/15/61	5,125	5,285

5 BANK 2018 - BNK12	4.492%	5/15/61	1,650	1,694
5 BANK 2018 - BNK13	4.217%	8/15/61	6,225	6,387
5 BANK 2018 - BNK10	3.641%	2/15/61	1,425	1,423
5 BANK 2018 - BNK10	3.688%	2/15/61	10,700	10,550
5 BANK 2018 - BNK10	3.898%	2/15/61	1,650	1,626
5 BANK 2018 - BNK14	4.231%	9/15/60	9,850	10,175
5 BANK 2018 - BNK14	4.128%	9/15/60	5,725	5,898
5 BANK 2018 - BNK14	4.481%	9/15/60	2,600	2,677
5 Bank Of America Credit Card Trust
BACCT_18-A2	3.000%	9/15/23	18,200	18,130
5 Bank Of America Credit Card Trust
BACCT_18-A3	3.100%	12/15/23	6,750	6,744
Bank of Nova Scotia	1.850%	4/14/20	17,400	17,071
Bank of Nova Scotia	1.875%	4/26/21	5,225	5,047
5 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	4,925	4,878
5 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	10,660
5 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	2,879
5 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	4,656
5 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,036
5 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,188
5 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,325	12,403
5 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	5,721
5 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	3,941
5 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	10,371
5 BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	18,427
5 BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,098
5 BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	14,650	15,080
5 BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,806
5 BENCHMARK 2018-B6 Mortgage Trust	4.203%	11/10/51	5,650	5,840
5 BENCHMARK 2018-B6 Mortgage Trust	4.261%	11/10/51	7,075	7,329
5 BENCHMARK 2018-B6 Mortgage Trust	4.441%	11/10/51	2,175	2,257
5 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	2,650	2,625
5 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,674
5 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,351
5 Capital Auto Receivables Asset Trust
2015-2	1.970%	1/21/20	333	333
5 Capital Auto Receivables Asset Trust
2015-3	2.130%	5/20/20	1,638	1,637
5 Capital Auto Receivables Asset Trust
2015-4	1.830%	3/20/20	255	255
5 Capital Auto Receivables Asset Trust
2015-4	2.010%	7/20/20	1,775	1,772
5 Capital Auto Receivables Asset Trust
2016-2	1.630%	1/20/21	2,250	2,234
5 Capital Auto Receivables Asset Trust
2016-3	1.690%	3/20/21	2,000	1,981
5 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	7,825	7,712
5 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	4,950	4,849
5 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	5,325	5,274
5 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	7,250	7,158
5 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	7,100	7,014

5 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	6,900	6,803
5 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	7,025	6,816
5 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	11,300	11,062
5 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	9,400	9,076
5 Capital One Multi-Asset Execution Trust
2018-1	3.010%	2/15/24	5,250	5,233
5 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	168	167
5 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,025	1,020
5 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	734	733
5 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	800	794
5 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	899	895
5 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,235
5 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	2,247	2,229
5 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,002
5 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,298
5 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,292
5 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,506
5 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	885
5 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,264
5 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,024
5 CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	2,742	2,754
5 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,259
5 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	4,915
5 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,828
5 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	14,078
5 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,670
5 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,318
5 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,938
5 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,406
5 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,340
5 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	4,698
5 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,754
5 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,750	13,167
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	294	298
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,229
5 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	3,650	3,659
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	5,050	4,882
5 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	3,600	3,517
5 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	9,400	8,979
5 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,000	2,924
5 Chase Issuance Trust 2012-A4	1.580%	8/15/21	5,500	5,444
5 Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	12,280
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,489
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,305
5 Chase Issuance Trust 2016-A2	1.370%	6/15/21	6,975	6,908
5 Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	5,958

5 Chase Issuance Trust 2016-A5	1.270%	7/15/21	7,200	7,117
5 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	15,000	14,927
5 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	6,525	6,444
5 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	18,925	18,841
5 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	7,175	6,953
5 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	13,050	13,020
5 Citibank Credit Card Issuance Trust 2017-
A9	1.800%	9/20/21	14,300	14,156
5 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	19,000	18,722
5 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	20,500	20,503
5 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	3,950	3,892
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	2,300	2,260
5 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	1,300	1,269
5 Citigroup Commercial Mortgage Trust
2013-GC15	3.942%	9/10/46	800	810
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	1,200	1,243
5 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	1,700	1,761
5 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	550	552
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	1,825	1,873
5 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	750	777
5 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	750	788
5 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	750	753
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	1,150	1,176
5 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	955	970
5 Citigroup Commercial Mortgage Trust
2014-GC21	3.477%	5/10/47	375	375
5 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	1,675	1,694
5 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	1,350	1,359
5 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	2,725	2,726
5 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	5,650	5,641
5 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	7,425	7,197
5 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	3,025	2,971

5	Citigroup Commercial Mortgage Trust
	2015-GC29	2.674%	4/10/48	1,473	1,465
5	Citigroup Commercial Mortgage Trust
	2015-GC29	3.758%	4/10/48	2,937	2,866
5	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	2,925	2,934
5	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	3,375	3,394
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	2,075	2,008
5	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	3,950	3,806
5	Citigroup Commercial Mortgage Trust
	2016-C2	2.832%	8/10/49	2,500	2,340
5	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	7,150	7,079
5	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	2,350	2,211
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	9,700	9,406
5	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	1,950	1,896
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	5,925	5,755
5	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	1,575	1,537
5	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	2,300	2,326
5	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	12,275	12,414
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,273
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,813
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,404	5,286
5,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,159
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,132
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,463
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	682
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,310	1,311
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,310	1,322
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,777
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,709
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,362
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	322	322
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,082
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,517
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,152
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	768
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	353
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	493	493
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	375	379
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,820
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,136
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,723
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,343	1,330
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,901
5	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	2,295	2,377
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	11	11

5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,083
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,905
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,139
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,763	2,763
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,533
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,816
5 COMM 2014-CCRE14 Mortgage Trust	4.717%	2/10/47	2,650	2,757
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,087	2,087
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	940
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,781
5 COMM 2014-CCRE15 Mortgage Trust	4.833%	2/10/47	869	907
5 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,499
5 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,019
5 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	1,804	1,804
5 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	950	954
5 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,474
5 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	969
5 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,950	2,951
5 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	987
5 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,298
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	5,838
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,572
5 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,523
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	2,916	2,914
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,625	5,595
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,150
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,339
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,900	3,905
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,573
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	717	717
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	660
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,726
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	480
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	306
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,149
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,107
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,006
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,489
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,619
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	3,615	3,610
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,830
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,495
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,288
5 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,900	1,894
5 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,229
5 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,876
5 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,177
5 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,223
5 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,444
5 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,516
5 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,094
5 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,560
5 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,752
5 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	737
5 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	3,904
5 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,745
5 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,353

5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,330
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	3,750	3,719
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.791%	4/15/50	1,900	1,887
5	CSAIL 2015-C1 Commercial Mortgage
	Trust	4.044%	4/15/50	1,525	1,516
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	1.454%	6/15/57	401	399
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	4,700	4,640
5	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.849%	6/15/57	1,800	1,784
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.448%	8/15/48	2,772	2,761
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	3,550	3,548
5	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.252%	8/15/48	1,625	1,622
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.617%	11/15/48	2,200	2,198
5	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	2,850	2,862
5	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	7,325	7,142
5	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	7,800	7,521
5	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	5,925	5,744
5	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	4,175	4,050
5	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	12,250	12,414
5	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	5,425	5,578
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,527
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	2,901
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,508
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,546
5	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	9,175	9,027
5	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	6,950	6,829
5	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	11,000	10,972
5	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	7,300	7,105
5	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	10,175	10,060
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	4,075	4,073
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,900	4,905
5	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	4,765	4,761
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	711	718
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	4,441	4,458
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	10,470	10,564
4,5	Fannie Mae-Aces 2013-M12	2.482%	3/25/23	7,089	6,796
4,5	Fannie Mae-Aces 2013-M14	2.603%	4/25/23	8,464	8,173

4,5	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,411	11,304
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	607	587
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,718	3,562
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	6,420	6,377
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	10,335	10,157
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,292	1,259
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,405
4,5	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	11,322	11,368
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	2,431	2,389
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,400	5,385
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,615
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	9,308	9,184
4,5	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	9,872	9,740
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,260	1,224
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	5,706
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	6,670
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	9,532
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,631
4,5	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	7,025	6,764
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	8,528
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,738	6,428
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,560
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,125	4,029
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,346
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,763	2,668
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	7,859
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	8,870
4,5	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	9,400	8,681
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,425	6,153
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,458
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,315
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,349
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	4,798
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,700	1,610
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,597
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	12,852
4,5	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	10,300	9,514
4,5	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	4,280	4,072
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	4,756
4,5	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	12,575	12,108
4,5	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	11,223
4,5	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	7,000	6,626
4,5	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	12,300	11,464
4,5	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	11,290	10,529
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,196
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	21,088
4,5	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	15,800	15,670
4,5	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	18,350	17,363
4,5	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	7,361	7,045
4,5	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	3,923
4,5	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	4,478	4,381
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K004	4.186%	8/25/19	2,050	2,064
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	728	729
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	1,359	1,361

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	634	633
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	318	318
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,666	1,695
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	2,725	2,781
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	4,634	4,703
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	12,820	12,701
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	5,430	5,276
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	13,400	13,031
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	8,300	8,072
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K022	2.355%	7/25/22	575	558
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	11,500	11,200
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	8,625	8,592
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	11,425	11,475
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	6,317	6,262
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	11,425	11,439
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	11,906	11,907
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	3,823	3,795
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	6,420	6,431
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	7,453	7,376
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	12,875	12,761
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	10,633	10,759
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	12,575	12,679
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	400	404
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	475	479
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	2,560	2,516
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	5,225	5,249
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	1,861	1,837
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	2,600	2,600

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	3,034	2,979
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	9,300	9,264
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	9,600	9,521
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	1,534	1,477
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	7,225	6,947
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	1,606	1,572
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	5,600	5,504
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	3,148	3,056
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	5,800	5,685
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	5,800	5,740
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	1,486	1,446
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	4,450	4,443
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	6,650	6,591
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	3,850	3,757
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	6,375	6,328
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	4,150	4,069
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	2,450	2,381
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	6,350	6,068
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	7,500	7,123
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	5,325	4,992
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	9,375	8,796
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	5,800	5,468
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	5,000	4,869
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	8,000	7,842
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	17,600	17,368
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	18,250	18,091
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	16,200	16,078
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	15,380	15,025

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	17,557	17,092
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	5,840	5,650
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	7,823	7,602
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	8,875	8,608
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	2,875	2,813
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	3,950	3,856
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	4,525	4,469
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	6,975	6,988
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	6/25/51	16,500	16,871
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	3,500	3,268
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	14,500	14,070
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	8,100	7,583
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	4,100	4,138
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	8,900	8,709
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	1,085	1,081
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	11,200	11,170
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	3,491	3,468
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	1,697	1,694
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	3,058	3,052
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	1,179	1,173
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	14,281	14,182
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	6,046	5,986
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	18,166	18,004
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	13,025	13,017
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	1,253	1,233
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	12,830	12,801
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	12,975	12,898
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	6,908	6,751

4,5	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	6,800	6,706
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	2,343	2,265
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	10,225	10,330
4,5	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	7,000	6,689
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	8,000	7,835
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	10,275	10,263
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K077	3.850%	5/25/28	22,000	22,391
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	5,200	5,294
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	31,350	32,104
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	3,000	3,046
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	12,000	12,291
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	1,500	1,450
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	2,175	2,078
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	4,225	4,196
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	4,550	4,471
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	4,650	4,484
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	9,200	9,107
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	16,100	15,861
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	14,700	14,424
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	7,800	7,637
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	11,850	11,685
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	1,088	1,095
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	12,100	12,250
4,5	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	10,450	10,638
4,5	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	8,300	8,233
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	398	397
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,710
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	622
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	9,950	9,957
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,326
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	340	339
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	798	796

5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	150	150
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	800	796
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	4,475	4,434
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,619
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	5,805	5,712
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	734
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	16,075	15,840
5	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	7,125	7,103
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	6,450	6,346
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	4,170	4,094
5	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	4,310	4,163
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	10,200	10,125
5	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	9,275	9,176
4,5	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	5/25/33	2,925	2,982
4,5	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	8/25/33	3,775	3,826
5	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	1,407	1,406
5	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	682	682
5	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	1,473	1,469
5	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	5,700	5,663
5	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	1,250	1,238
5	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	2,100	2,101
5	GM Financial Automobile Leasing Trust
	2018-2	3.160%	4/20/22	850	848
5	GM Financial Consumer Automobile 2018-
	2	2.810%	12/16/22	4,900	4,864
5	GM Financial Consumer Automobile 2018-
	2	3.020%	12/18/23	4,075	4,038
5	GS Mortgage Securities Corporation II
	2013-GC10	2.943%	2/10/46	3,744	3,659
5	GS Mortgage Securities Corporation II
	2013-GC10	3.279%	2/10/46	1,310	1,281
5	GS Mortgage Securities Corporation II
	2015-GC30	2.726%	5/10/50	2,575	2,556
5	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	3,700	3,632
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,513
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,350
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,533	3,535
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,949	2,874
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,223
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	946
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	41	41
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,319	1,333

5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	177	176
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	717
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,187
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,532
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,808
5 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,550	1,555
5 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	341	340
5 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,366
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,360
5 GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	1,175	1,196
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,225	1,223
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,273
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,472
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,315
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,131
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,080
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,679
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,430
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,541
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,343
5 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,578
5 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	6,679
5 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,394
5 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,778
5 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	5,701
5 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,254
5 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,150
5 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	13,476
5 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,617
5 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	493	492
5 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	630	629
5 Honda Auto Receivables 2015-4 Owner
Trust	1.440%	1/21/22	900	896
5 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	7,138	7,049
5 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,586	1,546
5 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	4,325	4,272
5 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	10,250	10,175
5 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	2,700	2,678
5 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	2,875	2,870
5 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,050	2,050
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	202	202
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	216	216
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	850	846
5 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	715	712
5 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	2,962	2,934
5 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,184
5 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,635
5 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,222

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,119	4,130
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,071	10,838
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,823
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,200
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,389	2,360
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,027
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,231	1,242
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,523
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,046
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,288
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.113%	12/15/46	1,250	1,303
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,628
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	1,525	1,524
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	582
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	2,852
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	8,360
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,664
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	2,922
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	3,600	3,557
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	2,000	1,953
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,740
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	1,998
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.171%	7/15/45	655	663
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	956	967
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,714
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	759
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	888	887
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	496	500

5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,031
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,063
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,174
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,454
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	797
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	1,163	1,206
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,441
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	792
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	935	971
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	1,663	1,663
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,916
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	1,936
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,552
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	979	981
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	957
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	578
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	5,906
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,566
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	2,963
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,751
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	1,552	1,550
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,524
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,752
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	6,831
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	1,916
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	3,592	3,590
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,160	10,070
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,863

5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,862
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	3,000	2,988
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,763	3,710
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	3,750	3,733
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,400	1,381
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,100
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	2,889	2,879
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,903	2,891
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	2,882
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,693
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,622
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	1,881
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,715
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	1,849
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,625	4,607
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,544
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,613
5 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	2,903
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	10,725	10,666
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	2,300	2,275
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,725	2,618
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,213
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	13,000	12,920
5 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	3,935
5 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	2,745
5 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,735
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10,300	10,593
5 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,250	1,287
5 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	10,700	10,654

5 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	4,300	4,264
5 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,550	3,528
5 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	593
5 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	157	157
5 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	725	721
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,867
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	4,000	3,923
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.303%	8/15/46	990	1,017
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.503%	8/15/46	490	502
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	800	809
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,451
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	518	518
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,247
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.899%	11/15/46	1,100	1,131
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,672
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	333
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,073
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	979
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,248
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,107
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	1,266	1,266
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	3,201	3,220
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,113
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.792%	2/15/47	1,150	1,190
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	575	574
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	775	777
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	2,875	2,917
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.479%	6/15/47	1,150	1,160
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	3,328	3,330
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,010

5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.585%	10/15/47	1,150	1,167
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	3,775	3,773
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	2,000	1,987
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,259
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,852
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,473
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,467
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,688
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	2,950	2,877
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,852
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	1,800	1,794
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,040
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,654
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	3,850	3,816
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,975	1,961
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,302
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,585
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,789
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,174
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,397
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	7,000	6,908
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,460
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	750	727
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	7,300	6,809
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	9,400	8,914
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	7,600	7,537
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,038
5 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,386

5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.852%	5/15/50	3,800	3,722
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,442
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,100
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	5,954
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,789
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,521
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,454
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	2,814
5	Morgan Stanley Capital I Trust 2016-
	UBS11	2.782%	8/15/49	7,300	6,784
5	Morgan Stanley Capital I Trust 2016-
	UBS12	3.778%	12/15/49	3,000	2,942
5	Morgan Stanley Capital I Trust 2016-
	UBS12	3.596%	12/15/49	7,350	7,211
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	5,664
10	National Australia Bank Ltd.	2.250%	3/16/21	12,000	11,696
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	3,300	3,289
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	2,800	2,776
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	740
5	Nissan Auto Receivables 2015-B Owner
	Trust	1.340%	3/16/20	408	407
5	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	1,075	1,066
5	Nissan Auto Receivables 2015-C Owner
	Trust	1.370%	5/15/20	353	351
5	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	1,750	1,731
5	Nissan Auto Receivables 2016-B Owner
	Trust	1.540%	10/17/22	2,500	2,444
5	Nissan Auto Receivables 2016-C Owner
	Trust	1.180%	1/15/21	2,423	2,398
5	Nissan Auto Receivables 2016-C Owner
	Trust	1.380%	1/17/23	2,650	2,574
5	Nissan Auto Receivables 2017-B Owner
	Trust	1.750%	10/15/21	5,034	4,959
5	Nissan Auto Receivables 2017-B Owner
	Trust	1.950%	10/16/23	2,848	2,759
5	Nissan Auto Receivables 2018-A Owner
	Trust	2.650%	5/16/22	5,325	5,282
5	Nissan Auto Receivables 2018-A Owner
	Trust	2.890%	6/17/24	4,025	3,993
5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	3,500	3,468
5	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	1,875	1,869
5	Public Service New Hampshire Funding
	LLC 2018-1	3.506%	8/1/28	975	971
5	Public Service New Hampshire Funding
	LLC 2018-1	3.814%	2/1/35	2,200	2,198
	Royal Bank of Canada	2.100%	10/14/20	35,000	34,205
	Royal Bank of Canada	2.300%	3/22/21	5,000	4,885
5	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	3,870	3,858

5	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	1,625	1,619
5	Santander Drive Auto Receivables Trust
	2018-2	2.750%	9/15/21	2,425	2,420
5	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	2,650	2,637
5	Santander Drive Auto Receivables Trust
	2018-2	3.350%	7/17/23	2,425	2,412
5	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	1,675	1,673
5	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	1,450	1,447
5	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	2,725	2,717
5	SG Commercial Mortgage Securities Trust
	2016-C5	3.055%	10/10/48	6,000	5,691
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,432
5	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	15,125	14,715
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,350	5,281
5	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	6,675	6,470
5	Synchrony Credit Card Master Note Trust
	2018-1	2.970%	3/15/24	12,225	12,138
5	Synchrony Credit Card Master Note Trust
	2018-2	3.470%	5/15/26	12,300	12,281
5	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	5,644	5,583
5	TIAA Seasoned Commercial Mortgage
	Trust 2007-C4	5.481%	8/15/39	80	80
10	Toronto-Dominion Bank	2.250%	3/15/21	8,000	7,810
10	Toronto-Dominion Bank	2.500%	1/18/22	10,000	9,733
5	Toyota Auto Receivables 2015-B Owner
	Trust	1.740%	9/15/20	2,301	2,297
5	Toyota Auto Receivables 2015-C Owner
	Trust	1.690%	12/15/20	2,552	2,544
5	Toyota Auto Receivables 2016-B Owner
	Trust	1.300%	4/15/20	712	709
5	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	2,200	2,170
5	Toyota Auto Receivables 2016-C Owner
	Trust	1.140%	8/17/20	1,626	1,615
5	Toyota Auto Receivables 2016-C Owner
	Trust	1.320%	11/15/21	1,575	1,542
5	Toyota Auto Receivables 2017-B Owner
	Trust	1.760%	7/15/21	13,800	13,639
5	Toyota Auto Receivables 2017-D Owner
	Trust	1.930%	1/18/22	9,425	9,266
5	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	5,775	5,710
5	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	2,850	2,798
5	Toyota Auto Receivables 2018-B Owner
	Trust	2.960%	9/15/22	5,050	5,037
5	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	900	897

5 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	7,600
5 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,288
5 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	5,708
5 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,507
5 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	6,762
5 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	2,824
5 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,500
5 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	5,754
5 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,514
5 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	3,841
5 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	5,617
5 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	2,985
5 UBS Commercial Mortgage Trust 2018-
C11	4.241%	6/15/51	11,000	11,289
5 UBS Commercial Mortgage Trust 2018-
C12	4.296%	8/15/51	10,215	10,538
5 UBS Commercial Mortgage Trust 2018-
C12	4.587%	8/15/51	4,000	4,136
5 UBS Commercial Mortgage Trust 2018-
C13	4.208%	10/15/51	2,700	2,785
5 UBS Commercial Mortgage Trust 2018-
C13	4.334%	10/15/51	9,825	10,144
5 UBS Commercial Mortgage Trust 2018-
C13	4.585%	10/15/51	1,750	1,807
5 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,045
5 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	12,322
5 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,269
5 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	10,200	9,964
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	2,837
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	4,765	4,721
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	692
5 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	8,250	8,526
5 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	12,300	12,518
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	2,300	2,295
5 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	850	847
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,937	4,847
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,058	1,057
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	775	778
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	11,690	11,821
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	395
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	1,962	1,954
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,400	1,393

5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	2,625	2,602
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	3,669
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	1,854
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,750	3,695
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,015
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,469
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,382
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,031
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,650	3,646
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,029	1,013
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,335	4,216
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,848
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,425	1,433
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,017
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,818
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	1,600	1,592
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,720	2,681
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	1,500	1,456
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	2,875	2,895
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	1,800	1,810
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	7,740	7,767
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	4,875	4,496
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,200	1,103
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	1,929	1,917
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	4,200	4,154
5 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	1,450	1,421
5 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	2,900	2,772
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	2,900	2,893

5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	3,275	3,166
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	5,654	5,343
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	16,255	15,822
5 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	4,606	4,417
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	7,000	6,775
5 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	3,900	3,772
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	3,925	3,775
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	5,900	5,778
5 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	1,575	1,536
5 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	9,900	9,602
5 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	10,000	9,839
5 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	15,000	14,798
5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	12,275	12,382
5 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,125	2,140
5 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	8,200	8,394
5 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	13,000	13,281
5 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	10,600	10,829
5 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	8,500	8,307
5 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	4,275	4,282
5 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,510
5 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,227
5 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,577
5 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	3,281	3,216
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,377
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,033
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	489
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,111
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	410

5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,228
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,691
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	651	657
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,714
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	669
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,520	1,540
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,581
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,603
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	90	90
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	725	728
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	946
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	732
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	747
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	39	39
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,509
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,472
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	382
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.841%	12/15/46	563	585
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	760	759
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,101
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,511
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.852%	3/15/46	375	390
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	475	479
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	650	654
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,488
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	482
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	619	619
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	775	781

5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.723%	5/15/47	2,200	2,218
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	1,150	1,174
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.176%	5/15/47	1,220	1,241
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	3,000	3,013
5	WFRBS Commercial Mortgage Trust 2014-
	C22	3.752%	9/15/57	6,275	6,320
5	WFRBS Commercial Mortgage Trust 2014-
	C22	4.371%	9/15/57	1,200	1,204
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	2,054	2,071
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	1,150	1,168
5	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	800	813
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.428%	11/15/47	2,075	2,055
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,075	2,066
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	679	679
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	1,840	1,850
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	4,415	4,516
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	1,840	1,883
5	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,254
5	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	8,050	7,998
5	World Omni Auto Receivables Trust 2014-
	B	1.680%	12/15/20	849	848
5	World Omni Auto Receivables Trust 2015-
	B	1.490%	12/15/20	579	577
5	World Omni Auto Receivables Trust 2015-
	B	1.840%	1/17/22	1,775	1,761
5	World Omni Automobile Lease
	Securitization Trust 2016-A	1.610%	1/15/22	2,000	1,992
5	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	5,770	5,768
5	World Omni Automobile Lease
	Securitization Trust 2018-B	3.300%	3/15/24	2,500	2,498
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,138,048)					4,036,972
Corporate Bonds (26.9%)
Finance (8.6%)
	Banking (6.2%)
	American Express Co.	2.200%	10/30/20	12,750	12,447
	American Express Co.	3.375%	5/17/21	8,000	7,996
	American Express Co.	2.500%	8/1/22	8,000	7,678
	American Express Co.	2.650%	12/2/22	12,875	12,354
	American Express Co.	3.400%	2/27/23	25,000	24,579
	American Express Co.	3.700%	8/3/23	10,100	10,057
	American Express Co.	3.000%	10/30/24	23,000	21,967

American Express Co.	3.625%	12/5/24	8,275	8,119
American Express Co.	4.050%	12/3/42	1,065	1,024
American Express Credit Corp.	2.200%	3/3/20	10,450	10,318
American Express Credit Corp.	2.375%	5/26/20	2,280	2,248
American Express Credit Corp.	2.600%	9/14/20	13,000	12,836
American Express Credit Corp.	2.250%	5/5/21	19,220	18,688
American Express Credit Corp.	2.700%	3/3/22	26,325	25,597
American Express Credit Corp.	3.300%	5/3/27	14,425	13,857
Associated Bank NA	3.500%	8/13/21	3,100	3,082
Australia & New Zealand Banking Group
Ltd.	2.125%	8/19/20	10,000	9,805
Australia & New Zealand Banking Group
Ltd.	2.250%	11/9/20	8,200	8,019
Australia & New Zealand Banking Group
Ltd.	2.700%	11/16/20	10,000	9,869
Australia & New Zealand Banking Group
Ltd.	2.300%	6/1/21	7,100	6,891
Australia & New Zealand Banking Group
Ltd.	2.550%	11/23/21	6,000	5,817
Australia & New Zealand Banking Group
Ltd.	2.625%	5/19/22	13,000	12,539
Australia & New Zealand Banking Group
Ltd.	2.625%	11/9/22	8,200	7,877
Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	9,425	9,260
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,034
Banco Santander SA	3.125%	2/23/23	10,000	9,482
Banco Santander SA	3.848%	4/12/23	6,000	5,861
Banco Santander SA	5.179%	11/19/25	14,700	14,756
Banco Santander SA	4.250%	4/11/27	8,175	7,724
Banco Santander SA	3.800%	2/23/28	10,000	9,071
Banco Santander SA	4.379%	4/12/28	4,600	4,364
Bank of America Corp.	2.250%	4/21/20	9,500	9,373
Bank of America Corp.	5.625%	7/1/20	25	26
Bank of America Corp.	2.625%	10/19/20	33,929	33,512
Bank of America Corp.	2.151%	11/9/20	3,220	3,149
Bank of America Corp.	2.625%	4/19/21	11,420	11,236
5 Bank of America Corp.	2.369%	7/21/21	29,850	29,320
5 Bank of America Corp.	2.328%	10/1/21	21,000	20,541
5 Bank of America Corp.	2.738%	1/23/22	12,800	12,579
5 Bank of America Corp.	3.499%	5/17/22	13,000	13,006
Bank of America Corp.	2.503%	10/21/22	16,925	16,184
Bank of America Corp.	3.300%	1/11/23	50,500	49,795
5 Bank of America Corp.	3.124%	1/20/23	4,130	4,056
5 Bank of America Corp.	2.881%	4/24/23	20,550	19,950
5 Bank of America Corp.	2.816%	7/21/23	32,750	31,623
Bank of America Corp.	4.100%	7/24/23	19,253	19,567
Bank of America Corp.	3.004%	12/20/23	105,813	102,371
Bank of America Corp.	4.125%	1/22/24	16,650	16,919
5 Bank of America Corp.	3.550%	3/5/24	8,400	8,300
Bank of America Corp.	4.000%	4/1/24	25,225	25,405
5 Bank of America Corp.	3.864%	7/23/24	2,000	1,996
Bank of America Corp.	4.200%	8/26/24	53,614	53,793
Bank of America Corp.	4.000%	1/22/25	46,950	46,346
Bank of America Corp.	3.950%	4/21/25	12,750	12,487
5 Bank of America Corp.	3.093%	10/1/25	26,100	24,832
5 Bank of America Corp.	3.366%	1/23/26	18,450	17,741

Bank of America Corp.	4.450%	3/3/26	31,026	31,076
Bank of America Corp.	3.500%	4/19/26	15,000	14,502
Bank of America Corp.	4.250%	10/22/26	15,725	15,510
Bank of America Corp.	3.248%	10/21/27	19,700	18,351
5 Bank of America Corp.	3.824%	1/20/28	20,030	19,501
5 Bank of America Corp.	3.705%	4/24/28	16,750	16,084
5 Bank of America Corp.	3.593%	7/21/28	31,225	29,722
Bank of America Corp.	3.419%	12/20/28	59,491	55,821
5 Bank of America Corp.	3.970%	3/5/29	15,000	14,638
5 Bank of America Corp.	4.271%	7/23/29	5,000	4,975
Bank of America Corp.	6.110%	1/29/37	16,187	18,650
5 Bank of America Corp.	4.244%	4/24/38	20,275	19,733
Bank of America Corp.	7.750%	5/14/38	14,590	19,686
Bank of America Corp.	5.875%	2/7/42	17,775	20,948
Bank of America Corp.	5.000%	1/21/44	34,235	36,496
Bank of America Corp.	4.875%	4/1/44	10,825	11,341
Bank of America Corp.	4.750%	4/21/45	1,525	1,539
5 Bank of America Corp.	4.443%	1/20/48	1,550	1,541
5 Bank of America Corp.	3.946%	1/23/49	12,825	11,758
Bank of America NA	6.000%	10/15/36	6,875	8,133
Bank of Montreal	2.100%	12/12/19	5,000	4,947
Bank of Montreal	2.100%	6/15/20	6,100	5,993
Bank of Montreal	3.100%	7/13/20	10,300	10,308
Bank of Montreal	3.100%	4/13/21	17,000	16,947
Bank of Montreal	1.900%	8/27/21	17,600	16,907
Bank of Montreal	2.350%	9/11/22	1,503	1,439
Bank of Montreal	2.550%	11/6/22	3,428	3,299
5 Bank of Montreal	3.803%	12/15/32	24,800	22,993
Bank of New York Mellon Corp.	4.600%	1/15/20	7,100	7,238
Bank of New York Mellon Corp.	2.150%	2/24/20	75	74
Bank of New York Mellon Corp.	2.600%	8/17/20	3,000	2,976
Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,324
Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,082
Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	5,734
Bank of New York Mellon Corp.	2.600%	2/7/22	10,000	9,750
Bank of New York Mellon Corp.	2.950%	1/29/23	8,990	8,777
5 Bank of New York Mellon Corp.	2.661%	5/16/23	15,188	14,690
Bank of New York Mellon Corp.	3.450%	8/11/23	10,000	9,922
Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	7,498
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,098
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,834
Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	3,950
Bank of New York Mellon Corp.	3.000%	2/24/25	300	287
Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	2,881
Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,094
Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	12,379
Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,005
5 Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	6,742
Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,374
Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	9,447
Bank of Nova Scotia	2.350%	10/21/20	9,800	9,628
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,607
Bank of Nova Scotia	2.800%	7/21/21	16,630	16,359
Bank of Nova Scotia	2.700%	3/7/22	8,000	7,801
Bank of Nova Scotia	4.500%	12/16/25	18,950	18,945
Bank One Corp.	7.625%	10/15/26	975	1,178
Bank One Corp.	8.000%	4/29/27	2,500	3,132

	Bank One Michigan	8.250%	11/1/24	6,000	7,333
	Barclays Bank plc	5.125%	1/8/20	25	25
	Barclays Bank plc	5.140%	10/14/20	4,795	4,911
	Barclays Bank plc	2.650%	1/11/21	7,000	6,860
	Barclays plc	2.750%	11/8/19	12,225	12,159
	Barclays plc	2.875%	6/8/20	7,750	7,660
	Barclays plc	3.250%	1/12/21	9,200	9,070
	Barclays plc	3.200%	8/10/21	21,600	21,216
	Barclays plc	3.684%	1/10/23	18,925	18,426
5	Barclays plc	4.338%	5/16/24	34,400	33,976
	Barclays plc	3.650%	3/16/25	14,900	13,947
	Barclays plc	4.375%	1/12/26	7,000	6,788
	Barclays plc	4.337%	1/10/28	10,000	9,460
5	Barclays plc	4.972%	5/16/29	13,600	13,424
	Barclays plc	5.250%	8/17/45	3,600	3,485
	Barclays plc	4.950%	1/10/47	11,500	10,615
	BB&T Corp.	5.250%	11/1/19	3,925	4,017
	BB&T Corp.	2.450%	1/15/20	1,325	1,315
	BB&T Corp.	2.625%	6/29/20	10,000	9,898
	BB&T Corp.	2.150%	2/1/21	6,675	6,497
	BB&T Corp.	2.050%	5/10/21	14,025	13,580
	BB&T Corp.	3.200%	9/3/21	8,000	7,966
	BB&T Corp.	3.950%	3/22/22	2,049	2,071
	BB&T Corp.	2.750%	4/1/22	7,000	6,855
	BB&T Corp.	2.850%	10/26/24	11,491	10,991
	BB&T Corp.	3.700%	6/5/25	8,500	8,449
	BNP Paribas SA	2.375%	5/21/20	9,500	9,356
	BNP Paribas SA	5.000%	1/15/21	24,404	25,220
	BNP Paribas SA	3.250%	3/3/23	9,025	8,851
10	BNP Paribas SA	3.800%	1/10/24	500	490
	BNP Paribas SA	4.250%	10/15/24	3,600	3,561
	BPCE SA	2.250%	1/27/20	2,625	2,586
	BPCE SA	2.650%	2/3/21	5,275	5,171
	BPCE SA	2.750%	12/2/21	13,750	13,422
10	BPCE SA	3.000%	5/22/22	5,800	5,616
	BPCE SA	4.000%	4/15/24	12,800	12,878
	BPCE SA	3.375%	12/2/26	4,000	3,738
10	BPCE SA	3.250%	1/11/28	275	252
	Branch Banking & Trust Co.	2.100%	1/15/20	9,750	9,624
	Branch Banking & Trust Co.	2.250%	6/1/20	25,000	24,606
	Branch Banking & Trust Co.	2.850%	4/1/21	3,000	2,962
	Branch Banking & Trust Co.	2.625%	1/15/22	10,232	9,973
	Branch Banking & Trust Co.	3.625%	9/16/25	9,100	8,914
	Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,404
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	8,786
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,050
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	15,464
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	7,956
	Capital One Bank USA NA	3.375%	2/15/23	15,110	14,672
	Capital One Financial Corp.	2.500%	5/12/20	6,250	6,171
	Capital One Financial Corp.	2.400%	10/30/20	6,903	6,759
	Capital One Financial Corp.	3.450%	4/30/21	8,000	7,988
	Capital One Financial Corp.	4.750%	7/15/21	545	563
	Capital One Financial Corp.	3.050%	3/9/22	7,500	7,333
	Capital One Financial Corp.	3.200%	1/30/23	22,000	21,344
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,351
	Capital One Financial Corp.	3.750%	4/24/24	7,000	6,877

	Capital One Financial Corp.	3.300%	10/30/24	11,125	10,590
	Capital One Financial Corp.	3.200%	2/5/25	7,000	6,594
	Capital One Financial Corp.	4.250%	4/30/25	3,500	3,485
	Capital One Financial Corp.	4.200%	10/29/25	625	608
	Capital One Financial Corp.	3.750%	7/28/26	12,700	11,835
	Capital One Financial Corp.	3.750%	3/9/27	4,750	4,485
	Capital One Financial Corp.	3.800%	1/31/28	19,950	18,843
	Capital One NA	2.350%	1/31/20	20,000	19,773
	Capital One NA	2.950%	7/23/21	19,500	19,179
	Capital One NA	2.250%	9/13/21	7,600	7,315
	Capital One NA	2.650%	8/8/22	12,000	11,520
	Citibank NA	3.050%	5/1/20	17,000	16,958
	Citibank NA	2.100%	6/12/20	10,000	9,818
	Citibank NA	2.125%	10/20/20	34,255	33,450
	Citibank NA	2.850%	2/12/21	8,900	8,796
	Citibank NA	3.400%	7/23/21	12,725	12,707
5,10	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,559	4,802
	Citigroup Inc.	2.450%	1/10/20	15,845	15,705
	Citigroup Inc.	2.400%	2/18/20	8,225	8,140
	Citigroup Inc.	5.375%	8/9/20	5,839	6,056
	Citigroup Inc.	2.650%	10/26/20	27,652	27,274
	Citigroup Inc.	2.700%	3/30/21	25,720	25,268
	Citigroup Inc.	2.350%	8/2/21	7,850	7,608
	Citigroup Inc.	2.900%	12/8/21	23,850	23,344
	Citigroup Inc.	4.500%	1/14/22	13,675	14,041
	Citigroup Inc.	2.750%	4/25/22	20,350	19,739
	Citigroup Inc.	4.050%	7/30/22	9,475	9,513
	Citigroup Inc.	2.700%	10/27/22	5,000	4,804
5	Citigroup Inc.	3.142%	1/24/23	22,000	21,563
	Citigroup Inc.	3.375%	3/1/23	1,925	1,893
	Citigroup Inc.	3.500%	5/15/23	30,865	30,366
5	Citigroup Inc.	2.876%	7/24/23	18,075	17,479
	Citigroup Inc.	3.875%	10/25/23	15,480	15,515
	Citigroup Inc.	3.750%	6/16/24	2,400	2,379
	Citigroup Inc.	4.000%	8/5/24	5,525	5,481
	Citigroup Inc.	3.875%	3/26/25	11,325	10,997
	Citigroup Inc.	3.300%	4/27/25	2,950	2,833
	Citigroup Inc.	4.400%	6/10/25	39,525	39,514
	Citigroup Inc.	5.500%	9/13/25	9,400	10,005
	Citigroup Inc.	3.700%	1/12/26	16,617	16,137
	Citigroup Inc.	4.600%	3/9/26	24,450	24,612
	Citigroup Inc.	3.400%	5/1/26	12,225	11,615
	Citigroup Inc.	3.200%	10/21/26	46,800	43,588
	Citigroup Inc.	4.300%	11/20/26	7,850	7,726
	Citigroup Inc.	4.450%	9/29/27	29,400	29,092
5	Citigroup Inc.	3.887%	1/10/28	27,750	26,876
	Citigroup Inc.	6.625%	1/15/28	25	28
5	Citigroup Inc.	3.668%	7/24/28	32,725	31,027
	Citigroup Inc.	4.125%	7/25/28	4,100	3,959
5	Citigroup Inc.	3.520%	10/27/28	22,525	21,178
5	Citigroup Inc.	4.075%	4/23/29	10,000	9,784
	Citigroup Inc.	6.625%	6/15/32	1,125	1,328
	Citigroup Inc.	5.875%	2/22/33	3,000	3,269
	Citigroup Inc.	6.000%	10/31/33	3,850	4,318
	Citigroup Inc.	6.125%	8/25/36	10,418	11,797
5	Citigroup Inc.	3.878%	1/24/39	8,825	8,114
	Citigroup Inc.	8.125%	7/15/39	16,249	23,367

	Citigroup Inc.	5.875%	1/30/42	7,139	8,289
	Citigroup Inc.	6.675%	9/13/43	4,600	5,648
	Citigroup Inc.	4.950%	11/7/43	8,250	8,136
	Citigroup Inc.	5.300%	5/6/44	7,700	8,057
	Citigroup Inc.	4.650%	7/30/45	5,000	5,033
	Citigroup Inc.	4.750%	5/18/46	19,105	18,681
5	Citigroup Inc.	4.281%	4/24/48	300	287
	Citigroup Inc.	4.650%	7/23/48	27,175	27,538
	Citizens Bank NA	2.450%	12/4/19	3,100	3,077
	Citizens Bank NA	2.250%	3/2/20	6,825	6,717
	Citizens Bank NA	2.200%	5/26/20	9,300	9,113
	Citizens Bank NA	2.250%	10/30/20	8,750	8,522
	Citizens Bank NA	2.550%	5/13/21	550	535
	Citizens Bank NA	2.650%	5/26/22	5,600	5,366
	Citizens Bank NA	3.700%	3/29/23	4,000	3,973
	Citizens Financial Group Inc.	2.375%	7/28/21	1,000	964
	Citizens Financial Group Inc.	4.300%	12/3/25	3,950	3,894
	Comerica Bank	4.000%	7/27/25	2,975	2,920
	Comerica Inc.	3.700%	7/31/23	6,250	6,226
	Comerica Inc.	3.800%	7/22/26	850	819
10	Commonwealth Bank of Australia	1.750%	11/7/19	800	790
	Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,335
	Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,643
10	Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,386
10	Commonwealth Bank of Australia	2.625%	9/6/26	500	452
	Compass Bank	3.500%	6/11/21	9,025	8,974
	Compass Bank	2.875%	6/29/22	14,100	13,579
	Cooperatieve Rabobank UA	2.250%	1/14/20	13,000	12,860
	Cooperatieve Rabobank UA	4.500%	1/11/21	2,490	2,545
	Cooperatieve Rabobank UA	2.500%	1/19/21	40,700	39,823
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,111
	Cooperatieve Rabobank UA	3.875%	2/8/22	20,421	20,566
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	20,682
	Cooperatieve Rabobank UA	4.625%	12/1/23	23,785	24,066
	Cooperatieve Rabobank UA	3.375%	5/21/25	7,342	7,159
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,875	11,710
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,267
	Cooperatieve Rabobank UA	5.250%	5/24/41	9,755	10,864
	Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	8,833
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	15,953
	Credit Suisse AG	5.400%	1/14/20	5,725	5,870
	Credit Suisse AG	3.000%	10/29/21	12,100	11,921
	Credit Suisse AG	3.625%	9/9/24	20,492	20,201
10	Credit Suisse Group AG	3.574%	1/9/23	10,500	10,283
5,10	Credit Suisse Group AG	2.997%	12/14/23	250	238
10	Credit Suisse Group AG	4.282%	1/9/28	23,150	22,473
	Credit Suisse Group Funding Guernsey
	Ltd.	2.750%	3/26/20	600	594
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	8,100	8,034
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	25,305	25,169
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	18,250	18,140
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	15,540	15,299

	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	23,250	22,375
	Credit Suisse Group Funding Guernsey
	Ltd.	4.550%	4/17/26	9,700	9,722
	Credit Suisse Group Funding Guernsey
	Ltd.	4.875%	5/15/45	14,550	14,760
	Credit Suisse USA Inc.	7.125%	7/15/32	4,560	5,810
10	Danske Bank A/S	2.800%	3/10/21	200	195
	Deutsche Bank AG	2.700%	7/13/20	20,900	20,429
	Deutsche Bank AG	2.950%	8/20/20	10,500	10,307
	Deutsche Bank AG	3.125%	1/13/21	5,475	5,365
	Deutsche Bank AG	3.150%	1/22/21	15,800	15,400
	Deutsche Bank AG	3.375%	5/12/21	1,775	1,743
	Deutsche Bank AG	4.250%	10/14/21	17,300	17,235
	Deutsche Bank AG	3.300%	11/16/22	16,000	15,194
	Deutsche Bank AG	3.950%	2/27/23	15,000	14,559
	Deutsche Bank AG	3.700%	5/30/24	14,550	13,739
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,314
	Discover Bank	7.000%	4/15/20	1,350	1,413
	Discover Bank	3.200%	8/9/21	1,400	1,379
	Discover Bank	3.350%	2/6/23	9,300	9,030
	Discover Bank	4.200%	8/8/23	9,475	9,510
	Discover Bank	4.250%	3/13/26	2,175	2,143
	Discover Bank	3.450%	7/27/26	6,250	5,820
5	Discover Bank	4.682%	8/9/28	3,000	2,972
	Discover Bank	4.650%	9/13/28	6,500	6,498
	Discover Financial Services	5.200%	4/27/22	950	983
	Discover Financial Services	3.850%	11/21/22	5,630	5,565
	Discover Financial Services	3.950%	11/6/24	11,100	10,826
	Discover Financial Services	3.750%	3/4/25	3,600	3,435
	Discover Financial Services	4.100%	2/9/27	5,300	5,070
	Fifth Third Bancorp	3.500%	3/15/22	6,025	5,997
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,104
	Fifth Third Bancorp	3.950%	3/14/28	4,500	4,415
	Fifth Third Bancorp	8.250%	3/1/38	6,046	8,213
	Fifth Third Bank	2.200%	10/30/20	6,050	5,910
	Fifth Third Bank	2.250%	6/14/21	6,500	6,307
	Fifth Third Bank	3.850%	3/15/26	10,500	10,232
	Fifth Third Bank	3.350%	7/26/21	5,625	5,599
	Fifth Third Bank	3.950%	7/28/25	10,900	10,873
	First Horizon National Corp.	3.500%	12/15/20	4,350	4,354
	First Niagara Financial Group Inc.	6.750%	3/19/20	2,300	2,410
	First Republic Bank	2.500%	6/6/22	9,300	8,930
	First Republic Bank	4.375%	8/1/46	1,200	1,098
	First Republic Bank	4.625%	2/13/47	2,375	2,287
	FirstMerit Bank NA	4.270%	11/25/26	4,150	4,084
	Goldman Sachs Bank USA	3.200%	6/5/20	7,750	7,767
	Goldman Sachs Capital I	6.345%	2/15/34	9,535	11,037
	Goldman Sachs Group Inc.	2.550%	10/23/19	20,425	20,338
	Goldman Sachs Group Inc.	2.300%	12/13/19	16,922	16,774
	Goldman Sachs Group Inc.	5.375%	3/15/20	23,465	24,187
	Goldman Sachs Group Inc.	2.600%	4/23/20	23,175	22,965
	Goldman Sachs Group Inc.	6.000%	6/15/20	22,270	23,249
	Goldman Sachs Group Inc.	2.750%	9/15/20	23,645	23,357
	Goldman Sachs Group Inc.	2.600%	12/27/20	500	492
	Goldman Sachs Group Inc.	2.875%	2/25/21	13,272	13,088
	Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,032

Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,187
Goldman Sachs Group Inc.	2.350%	11/15/21	8,750	8,422
Goldman Sachs Group Inc.	5.750%	1/24/22	44,244	47,065
Goldman Sachs Group Inc.	3.000%	4/26/22	40,250	39,402
5 Goldman Sachs Group Inc.	2.876%	10/31/22	45,000	43,883
Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	24,507
Goldman Sachs Group Inc.	3.200%	2/23/23	15,000	14,647
5 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	24,176
5 Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	22,827
Goldman Sachs Group Inc.	4.000%	3/3/24	53,650	53,765
Goldman Sachs Group Inc.	3.850%	7/8/24	4,525	4,500
Goldman Sachs Group Inc.	3.500%	1/23/25	32,725	31,706
5 Goldman Sachs Group Inc.	3.272%	9/29/25	31,685	30,279
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,713
Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	20,995
Goldman Sachs Group Inc.	3.500%	11/16/26	30,215	28,684
Goldman Sachs Group Inc.	5.950%	1/15/27	3,945	4,319
Goldman Sachs Group Inc.	3.850%	1/26/27	27,175	26,430
5 Goldman Sachs Group Inc.	3.691%	6/5/28	21,300	20,244
5 Goldman Sachs Group Inc.	3.814%	4/23/29	37,509	35,684
5 Goldman Sachs Group Inc.	4.223%	5/1/29	16,650	16,403
Goldman Sachs Group Inc.	6.450%	5/1/36	12,800	14,925
Goldman Sachs Group Inc.	6.750%	10/1/37	43,050	51,704
5 Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	21,842
5 Goldman Sachs Group Inc.	4.411%	4/23/39	17,585	16,989
Goldman Sachs Group Inc.	6.250%	2/1/41	17,091	20,603
Goldman Sachs Group Inc.	4.800%	7/8/44	25,575	26,075
Goldman Sachs Group Inc.	5.150%	5/22/45	19,875	20,289
Goldman Sachs Group Inc.	4.750%	10/21/45	12,200	12,334
HSBC Bank USA NA	4.875%	8/24/20	11,275	11,531
HSBC Bank USA NA	5.875%	11/1/34	4,875	5,518
HSBC Bank USA NA	5.625%	8/15/35	5,450	6,034
HSBC Bank USA NA	7.000%	1/15/39	7,476	9,573
HSBC Holdings plc	3.400%	3/8/21	24,238	24,174
HSBC Holdings plc	5.100%	4/5/21	14,270	14,820
HSBC Holdings plc	2.950%	5/25/21	30,225	29,760
HSBC Holdings plc	2.650%	1/5/22	42,445	41,118
HSBC Holdings plc	4.875%	1/14/22	1,895	1,963
HSBC Holdings plc	4.000%	3/30/22	7,455	7,536
5 HSBC Holdings plc	3.262%	3/13/23	32,000	31,324
HSBC Holdings plc	3.600%	5/25/23	21,750	21,523
5 HSBC Holdings plc	3.033%	11/22/23	7,950	7,675
HSBC Holdings plc	4.250%	3/14/24	10,500	10,456
5 HSBC Holdings plc	3.950%	5/18/24	34,350	34,092
HSBC Holdings plc	4.250%	8/18/25	12,250	12,004
HSBC Holdings plc	4.300%	3/8/26	35,305	35,074
HSBC Holdings plc	3.900%	5/25/26	23,300	22,544
5 HSBC Holdings plc	4.292%	9/12/26	27,000	26,693
HSBC Holdings plc	4.375%	11/23/26	21,300	20,914
5 HSBC Holdings plc	4.041%	3/13/28	24,800	23,894
5 HSBC Holdings plc	4.583%	6/19/29	22,600	22,597
HSBC Holdings plc	7.625%	5/17/32	575	717
HSBC Holdings plc	7.350%	11/27/32	600	741
HSBC Holdings plc	6.500%	5/2/36	13,965	16,453
HSBC Holdings plc	6.500%	9/15/37	13,615	16,101
HSBC Holdings plc	6.800%	6/1/38	4,225	5,183
HSBC Holdings plc	6.100%	1/14/42	4,075	4,859

	HSBC Holdings plc	5.250%	3/14/44	20,750	21,558
	HSBC USA Inc.	2.350%	3/5/20	15,300	15,133
	HSBC USA Inc.	2.750%	8/7/20	10,070	9,982
	HSBC USA Inc.	5.000%	9/27/20	4,855	4,986
	HSBC USA Inc.	3.500%	6/23/24	11,475	11,192
	Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,276
	Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,612
	Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,435
	Huntington Bancshares Inc.	4.000%	5/15/25	3,750	3,747
	Huntington National Bank	2.375%	3/10/20	11,000	10,863
	Huntington National Bank	2.400%	4/1/20	3,600	3,552
	Huntington National Bank	2.875%	8/20/20	4,250	4,207
	Huntington National Bank	3.250%	5/14/21	12,500	12,407
	Huntington National Bank	2.500%	8/7/22	10,000	9,575
	Huntington National Bank	3.550%	10/6/23	5,700	5,629
10	ING Bank NV	2.450%	3/16/20	15,725	15,516
	ING Groep NV	3.150%	3/29/22	6,250	6,099
	ING Groep NV	4.100%	10/2/23	10,400	10,406
	ING Groep NV	3.950%	3/29/27	10,500	10,093
	ING Groep NV	4.550%	10/2/28	10,800	10,745
	Intesa Sanpaolo SPA	5.250%	1/12/24	10,475	10,339
	JPMorgan Chase & Co.	2.200%	10/22/19	2,300	2,283
	JPMorgan Chase & Co.	2.250%	1/23/20	43,990	43,541
	JPMorgan Chase & Co.	4.950%	3/25/20	1,090	1,117
	JPMorgan Chase & Co.	2.750%	6/23/20	28,845	28,623
	JPMorgan Chase & Co.	4.400%	7/22/20	8,795	8,974
	JPMorgan Chase & Co.	4.250%	10/15/20	16,350	16,663
	JPMorgan Chase & Co.	2.550%	10/29/20	5,775	5,691
	JPMorgan Chase & Co.	2.550%	3/1/21	18,315	17,981
	JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,176
	JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,263
	JPMorgan Chase & Co.	2.295%	8/15/21	47,400	46,066
	JPMorgan Chase & Co.	4.350%	8/15/21	15,765	16,153
	JPMorgan Chase & Co.	4.500%	1/24/22	25,150	25,925
5	JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,632
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	24,139
	JPMorgan Chase & Co.	2.972%	1/15/23	65,595	63,855
	JPMorgan Chase & Co.	3.200%	1/25/23	17,125	16,843
5	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,005
	JPMorgan Chase & Co.	3.375%	5/1/23	12,300	12,039
	JPMorgan Chase & Co.	2.700%	5/18/23	14,175	13,615
	JPMorgan Chase & Co.	3.875%	2/1/24	27,475	27,658
5	JPMorgan Chase & Co.	3.559%	4/23/24	19,255	19,068
	JPMorgan Chase & Co.	3.625%	5/13/24	19,825	19,645
5	JPMorgan Chase & Co.	3.797%	7/23/24	11,025	10,997
	JPMorgan Chase & Co.	3.875%	9/10/24	31,025	30,635
	JPMorgan Chase & Co.	3.125%	1/23/25	18,895	18,048
5	JPMorgan Chase & Co.	3.220%	3/1/25	25,850	24,984
	JPMorgan Chase & Co.	3.900%	7/15/25	21,875	21,830
	JPMorgan Chase & Co.	3.300%	4/1/26	55,050	52,735
	JPMorgan Chase & Co.	3.200%	6/15/26	17,100	16,273
	JPMorgan Chase & Co.	2.950%	10/1/26	34,500	32,010
	JPMorgan Chase & Co.	4.125%	12/15/26	28,300	27,990
	JPMorgan Chase & Co.	4.250%	10/1/27	10,100	10,023
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,196
5	JPMorgan Chase & Co.	3.782%	2/1/28	29,275	28,454
5	JPMorgan Chase & Co.	3.540%	5/1/28	14,450	13,765

5 JPMorgan Chase & Co.	3.509%	1/23/29	30,000	28,318
5 JPMorgan Chase & Co.	4.005%	4/23/29	13,930	13,638
5 JPMorgan Chase & Co.	4.203%	7/23/29	11,025	10,954
JPMorgan Chase & Co.	8.750%	9/1/30	290	391
JPMorgan Chase & Co.	6.400%	5/15/38	15,015	18,690
5 JPMorgan Chase & Co.	3.882%	7/24/38	22,350	20,805
JPMorgan Chase & Co.	5.500%	10/15/40	23,319	26,426
JPMorgan Chase & Co.	5.600%	7/15/41	9,292	10,656
JPMorgan Chase & Co.	5.400%	1/6/42	4,075	4,564
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,663
JPMorgan Chase & Co.	4.950%	6/1/45	7,600	7,949
5 JPMorgan Chase & Co.	4.260%	2/22/48	15,650	15,034
5 JPMorgan Chase & Co.	4.032%	7/24/48	16,950	15,735
5 JPMorgan Chase & Co.	3.964%	11/15/48	16,550	15,145
5 JPMorgan Chase & Co.	3.897%	1/23/49	27,100	24,588
5 JPMorgan Chase Bank NA	2.604%	2/1/21	15,000	14,869
5 JPMorgan Chase Bank NA	3.086%	4/26/21	21,000	20,941
KeyBank NA	2.500%	12/15/19	2,000	1,989
KeyBank NA	2.250%	3/16/20	2,000	1,972
KeyBank NA	3.350%	6/15/21	3,275	3,272
KeyBank NA	2.500%	11/22/21	11,000	10,685
KeyBank NA	2.400%	6/9/22	1,550	1,488
KeyBank NA	2.300%	9/14/22	9,550	9,125
KeyBank NA	3.375%	3/7/23	4,000	3,964
KeyBank NA	3.300%	6/1/25	1,125	1,081
KeyBank NA	3.400%	5/20/26	2,000	1,893
5 KeyBank NA	3.180%	10/15/27	2,625	2,581
KeyBank NA	6.950%	2/1/28	500	594
KeyCorp	2.900%	9/15/20	750	745
KeyCorp	5.100%	3/24/21	8,490	8,834
KeyCorp	4.100%	4/30/28	18,000	17,896
Lloyds Bank plc	6.375%	1/21/21	5,500	5,835
Lloyds Bank plc	3.300%	5/7/21	5,400	5,380
Lloyds Banking Group plc	3.000%	1/11/22	10,000	9,733
Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,562
5 Lloyds Banking Group plc	2.907%	11/7/23	15,000	14,306
Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,193
Lloyds Banking Group plc	4.450%	5/8/25	7,000	6,983
Lloyds Banking Group plc	4.582%	12/10/25	29,846	29,127
Lloyds Banking Group plc	4.650%	3/24/26	4,000	3,925
Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,124
Lloyds Banking Group plc	4.375%	3/22/28	21,135	20,609
Lloyds Banking Group plc	4.550%	8/16/28	20,000	19,727
5 Lloyds Banking Group plc	3.574%	11/7/28	19,000	17,359
Lloyds Banking Group plc	5.300%	12/1/45	1,100	1,105
Lloyds Banking Group plc	4.344%	1/9/48	17,000	14,713
M&T Bank Corp.	3.550%	7/26/23	4,500	4,471
Manufacturers & Traders Trust Co.	2.100%	2/6/20	3,200	3,159
Manufacturers & Traders Trust Co.	2.050%	8/17/20	250	245
Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	12,974
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	6,851
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,244	12,088
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,000	5,992
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,000	16,357
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	13,000	12,701
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	20,000	19,279
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	12,578

Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	19,864
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	2,814
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,029
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	16,550	16,190
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,084
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,900	29,886
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,300	23,712
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,475	13,233
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,050	11,929
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,450	2,427
Mizuho Financial Group Inc.	3.549%	3/5/23	12,475	12,295
5 Mizuho Financial Group Inc.	3.922%	9/11/24	12,650	12,574
Mizuho Financial Group Inc.	4.018%	3/5/28	14,850	14,671
5 Mizuho Financial Group Inc.	4.254%	9/11/29	15,600	15,525
Morgan Stanley	5.500%	1/26/20	15,250	15,704
Morgan Stanley	2.650%	1/27/20	18,624	18,506
Morgan Stanley	2.800%	6/16/20	12,650	12,550
Morgan Stanley	5.500%	7/24/20	4,385	4,549
Morgan Stanley	5.750%	1/25/21	12,940	13,596
Morgan Stanley	2.500%	4/21/21	15,800	15,425
Morgan Stanley	5.500%	7/28/21	3,850	4,052
Morgan Stanley	2.625%	11/17/21	30,585	29,736
Morgan Stanley	2.750%	5/19/22	35,475	34,392
Morgan Stanley	4.875%	11/1/22	16,525	17,092
Morgan Stanley	3.125%	1/23/23	10,025	9,768
Morgan Stanley	3.750%	2/25/23	42,140	42,130
Morgan Stanley	4.100%	5/22/23	20,525	20,597
5 Morgan Stanley	3.737%	4/24/24	16,300	16,159
Morgan Stanley	3.875%	4/29/24	24,865	24,753
Morgan Stanley	3.700%	10/23/24	30,302	29,857
Morgan Stanley	4.000%	7/23/25	42,350	42,015
Morgan Stanley	5.000%	11/24/25	25,040	25,914
Morgan Stanley	3.875%	1/27/26	27,600	27,100
Morgan Stanley	3.125%	7/27/26	37,700	35,108
Morgan Stanley	6.250%	8/9/26	9,650	10,821
Morgan Stanley	4.350%	9/8/26	19,070	18,913
Morgan Stanley	3.625%	1/20/27	38,650	36,990
Morgan Stanley	3.950%	4/23/27	7,155	6,856
5 Morgan Stanley	3.591%	7/22/28	43,950	41,611
5 Morgan Stanley	3.772%	1/24/29	25,975	24,942
Morgan Stanley	7.250%	4/1/32	7,000	8,896
5 Morgan Stanley	3.971%	7/22/38	1,850	1,732
5 Morgan Stanley	4.457%	4/22/39	21,675	21,507
Morgan Stanley	6.375%	7/24/42	27,675	34,517
Morgan Stanley	4.300%	1/27/45	27,625	26,623
Morgan Stanley	4.375%	1/22/47	8,550	8,330
MUFG Americas Holdings Corp.	2.250%	2/10/20	18,250	18,014
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,570
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,350	4,130
National Australia Bank Ltd.	2.250%	1/10/20	300	296
National Australia Bank Ltd.	2.125%	5/22/20	27,700	27,244
National Australia Bank Ltd.	2.625%	7/23/20	3,045	3,010
National Australia Bank Ltd.	2.625%	1/14/21	4,000	3,935
National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,258
National Australia Bank Ltd.	3.375%	9/20/21	18,750	18,633
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,168
National Australia Bank Ltd.	2.500%	5/22/22	16,000	15,359

National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,106
National Australia Bank Ltd.	3.625%	6/20/23	12,000	11,925
National Australia Bank Ltd.	3.375%	1/14/26	3,600	3,456
National Australia Bank Ltd.	2.500%	7/12/26	12,175	10,939
National Bank of Canada	2.150%	6/12/20	10,250	10,019
National Bank of Canada	2.200%	11/2/20	17,000	16,509
Northern Trust Corp.	3.450%	11/4/20	2,950	2,968
Northern Trust Corp.	2.375%	8/2/22	6,050	5,821
Northern Trust Corp.	3.950%	10/30/25	8,750	8,845
Northern Trust Corp.	3.650%	8/3/28	3,425	3,393
5 Northern Trust Corp.	3.375%	5/8/32	4,950	4,609
People's United Bank NA	4.000%	7/15/24	3,000	2,964
People's United Financial Inc.	3.650%	12/6/22	5,695	5,648
PNC Bank NA	2.400%	10/18/19	6,700	6,675
PNC Bank NA	2.000%	5/19/20	13,000	12,768
PNC Bank NA	2.300%	6/1/20	5,250	5,178
PNC Bank NA	2.600%	7/21/20	2,000	1,978
PNC Bank NA	2.450%	11/5/20	6,550	6,440
PNC Bank NA	2.500%	1/22/21	2,400	2,354
PNC Bank NA	2.150%	4/29/21	15,000	14,570
PNC Bank NA	2.550%	12/9/21	17,100	16,659
PNC Bank NA	2.625%	2/17/22	20,000	19,469
PNC Bank NA	2.700%	11/1/22	16,788	16,160
PNC Bank NA	2.950%	1/30/23	4,500	4,346
PNC Bank NA	3.300%	10/30/24	3,850	3,758
PNC Bank NA	2.950%	2/23/25	6,750	6,440
PNC Bank NA	3.250%	6/1/25	4,550	4,405
PNC Bank NA	4.200%	11/1/25	4,400	4,466
PNC Bank NA	3.250%	1/22/28	10,775	10,278
PNC Bank NA	4.050%	7/26/28	5,750	5,771
PNC Financial Services Group Inc.	2.854%	11/9/22	5,225	5,055
PNC Financial Services Group Inc.	3.900%	4/29/24	15,525	15,421
PNC Financial Services Group Inc.	3.150%	5/19/27	29,075	27,481
PNC Funding Corp.	5.125%	2/8/20	5,700	5,847
PNC Funding Corp.	4.375%	8/11/20	7,575	7,726
PNC Funding Corp.	3.300%	3/8/22	3,090	3,075
Regions Bank	2.750%	4/1/21	4,700	4,612
Regions Bank	6.450%	6/26/37	1,329	1,546
5 Regions Bank	3.374%	8/13/21	5,950	5,935
Regions Financial Corp.	3.200%	2/8/21	1,750	1,737
Regions Financial Corp.	2.750%	8/14/22	2,675	2,574
Regions Financial Corp.	3.800%	8/14/23	7,000	6,955
Regions Financial Corp.	7.375%	12/10/37	7,000	8,937
Royal Bank of Canada	2.125%	3/2/20	23,000	22,712
Royal Bank of Canada	2.150%	10/26/20	9,618	9,413
Royal Bank of Canada	2.350%	10/30/20	14,216	13,985
Royal Bank of Canada	2.500%	1/19/21	5,000	4,918
Royal Bank of Canada	3.200%	4/30/21	25,950	25,884
Royal Bank of Canada	2.750%	2/1/22	13,000	12,741
Royal Bank of Canada	4.650%	1/27/26	6,250	6,380
Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,223
5 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,000	9,690
Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,341
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,200	23,488
Royal Bank of Scotland Group plc	6.000%	12/19/23	5,700	5,930
Royal Bank of Scotland Group plc	5.125%	5/28/24	20,565	20,552
5 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	21,992

Royal Bank of Scotland Group plc	4.800%	4/5/26	1,400	1,398
5 Royal Bank of Scotland Group plc	4.892%	5/18/29	30,000	29,669
5 Royal Bank of Scotland Group plc	5.076%	1/27/30	34,000	34,035
Santander Holdings USA Inc.	2.650%	4/17/20	1,150	1,138
Santander Holdings USA Inc.	3.700%	3/28/22	21,375	21,068
Santander Holdings USA Inc.	3.400%	1/18/23	11,400	10,985
Santander Holdings USA Inc.	4.500%	7/17/25	14,500	14,279
Santander Holdings USA Inc.	4.400%	7/13/27	9,000	8,592
Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,349
Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,184
Santander UK Group Holdings plc	2.875%	8/5/21	7,575	7,373
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	6,801
5 Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,009
5 Santander UK Group Holdings plc	3.823%	11/3/28	10,500	9,639
Santander UK plc	2.375%	3/16/20	4,810	4,750
Santander UK plc	2.125%	11/3/20	15,000	14,599
Santander UK plc	3.400%	6/1/21	15,000	14,942
Santander UK plc	4.000%	3/13/24	12,350	12,382
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,750	5,665
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,622
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,350	20,385
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,359
State Street Corp.	2.550%	8/18/20	300	298
State Street Corp.	4.375%	3/7/21	1,385	1,423
State Street Corp.	1.950%	5/19/21	4,575	4,424
5 State Street Corp.	2.653%	5/15/23	12,000	11,623
State Street Corp.	3.100%	5/15/23	19,007	18,585
State Street Corp.	3.700%	11/20/23	500	503
State Street Corp.	3.300%	12/16/24	2,500	2,458
State Street Corp.	3.550%	8/18/25	11,086	10,990
State Street Corp.	2.650%	5/19/26	4,875	4,515
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	12,000	11,885
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	15,840	15,722
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	24,000	23,792
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,452
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,744
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	533
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,374
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,143
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,562
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,432
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	9,545	9,410
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,565
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	9,000	8,682
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	9,734
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	18,000	17,407
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	7,686
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,000	16,503
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	9,950
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,500	9,271
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	34,900	31,463
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,425	10,554
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,896
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,650	14,781
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,707
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	18,000	17,730
SunTrust Bank	2.250%	1/31/20	15,500	15,322

5	SunTrust Bank	2.590%	1/29/21	6,450	6,386
	SunTrust Bank	3.000%	2/2/23	5,000	4,874
	SunTrust Bank	2.750%	5/1/23	2,150	2,077
	SunTrust Bank	3.300%	5/15/26	3,000	2,827
5	SunTrust Bank	3.502%	8/2/22	4,500	4,484
5	SunTrust Bank	3.689%	8/2/24	8,900	8,823
	SunTrust Banks Inc.	2.900%	3/3/21	2,725	2,689
	SunTrust Banks Inc.	2.700%	1/27/22	10,025	9,743
	SunTrust Banks Inc.	4.000%	5/1/25	5,000	5,014
	SVB Financial Group	3.500%	1/29/25	2,250	2,176
	Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,233
	Svenska Handelsbanken AB	2.450%	3/30/21	5,750	5,619
	Svenska Handelsbanken AB	3.350%	5/24/21	26,000	25,926
	Svenska Handelsbanken AB	1.875%	9/7/21	4,775	4,567
	Synchrony Bank	3.650%	5/24/21	18,000	17,851
	Synchrony Bank	3.000%	6/15/22	2,375	2,277
	Synchrony Financial	2.700%	2/3/20	3,150	3,114
	Synchrony Financial	3.750%	8/15/21	3,500	3,474
	Synchrony Financial	4.250%	8/15/24	25,350	24,473
	Synchrony Financial	4.500%	7/23/25	15,525	14,965
	Synchrony Financial	3.700%	8/4/26	8,325	7,517
	Synchrony Financial	3.950%	12/1/27	12,215	11,068
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,660
	Toronto-Dominion Bank	2.250%	11/5/19	13,000	12,909
	Toronto-Dominion Bank	3.000%	6/11/20	3,500	3,493
	Toronto-Dominion Bank	3.150%	9/17/20	8,850	8,872
	Toronto-Dominion Bank	2.500%	12/14/20	19,500	19,170
	Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,031
	Toronto-Dominion Bank	2.125%	4/7/21	17,925	17,432
	Toronto-Dominion Bank	3.250%	6/11/21	5,500	5,495
	Toronto-Dominion Bank	1.800%	7/13/21	6,000	5,771
	Toronto-Dominion Bank	3.500%	7/19/23	5,000	4,999
5	Toronto-Dominion Bank	3.625%	9/15/31	6,300	5,902
	UBS AG	2.350%	3/26/20	1,925	1,898
	UBS AG	4.875%	8/4/20	875	898
10	UBS AG	2.450%	12/1/20	20,000	19,560
	US Bancorp	2.350%	1/29/21	3,675	3,605
	US Bancorp	4.125%	5/24/21	2,515	2,568
	US Bancorp	2.625%	1/24/22	10,050	9,825
	US Bancorp	3.000%	3/15/22	4,225	4,174
	US Bancorp	2.950%	7/15/22	10,725	10,467
	US Bancorp	3.700%	1/30/24	11,050	11,116
	US Bancorp	3.100%	4/27/26	4,150	3,925
	US Bancorp	2.375%	7/22/26	20,550	18,609
	US Bancorp	3.150%	4/27/27	12,850	12,268
	US Bancorp	3.900%	4/26/28	7,500	7,569
	US Bank NA	2.125%	10/28/19	10,800	10,727
	US Bank NA	2.350%	1/23/20	4,400	4,363
	US Bank NA	2.000%	1/24/20	9,925	9,798
	US Bank NA	2.050%	10/23/20	7,825	7,647
	US Bank NA	2.850%	1/23/23	4,625	4,501
	US Bank NA	2.800%	1/27/25	13,100	12,438
	US Bank NA	3.050%	7/24/20	8,200	8,175
	US Bank NA	3.400%	7/24/23	9,425	9,381
	Wachovia Corp.	6.605%	10/1/25	1,150	1,278
	Wachovia Corp.	7.500%	4/15/35	500	631
	Wachovia Corp.	5.500%	8/1/35	2,725	2,941

Wachovia Corp.	6.550%	10/15/35	250	298
Wells Fargo & Co.	2.150%	1/30/20	9,625	9,513
Wells Fargo & Co.	2.600%	7/22/20	29,125	28,810
Wells Fargo & Co.	2.550%	12/7/20	10,475	10,313
Wells Fargo & Co.	3.000%	1/22/21	11,060	10,970
Wells Fargo & Co.	2.500%	3/4/21	23,350	22,859
Wells Fargo & Co.	4.600%	4/1/21	15,165	15,597
Wells Fargo & Co.	2.100%	7/26/21	47,400	45,658
Wells Fargo & Co.	3.500%	3/8/22	21,675	21,643
Wells Fargo & Co.	2.625%	7/22/22	36,250	34,983
Wells Fargo & Co.	3.069%	1/24/23	38,372	37,392
Wells Fargo & Co.	3.450%	2/13/23	23,087	22,605
Wells Fargo & Co.	4.125%	8/15/23	28,812	29,179
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,229
Wells Fargo & Co.	3.300%	9/9/24	21,735	21,021
Wells Fargo & Co.	3.000%	2/19/25	12,525	11,864
Wells Fargo & Co.	3.550%	9/29/25	18,600	18,123
Wells Fargo & Co.	3.000%	4/22/26	13,475	12,492
Wells Fargo & Co.	4.100%	6/3/26	27,550	27,150
Wells Fargo & Co.	3.000%	10/23/26	23,423	21,694
Wells Fargo & Co.	4.300%	7/22/27	20,125	20,060
5 Wells Fargo & Co.	3.584%	5/22/28	24,975	23,950
Wells Fargo & Co.	5.375%	2/7/35	4,150	4,645
Wells Fargo & Co.	5.375%	11/2/43	24,379	26,124
Wells Fargo & Co.	5.606%	1/15/44	10,200	11,336
Wells Fargo & Co.	4.650%	11/4/44	24,520	24,021
Wells Fargo & Co.	3.900%	5/1/45	21,955	20,384
Wells Fargo & Co.	4.900%	11/17/45	11,025	11,179
Wells Fargo & Co.	4.400%	6/14/46	9,325	8,747
Wells Fargo & Co.	4.750%	12/7/46	20,325	20,177
Wells Fargo Bank NA	2.150%	12/6/19	39,025	38,724
Wells Fargo Bank NA	2.400%	1/15/20	17,800	17,659
Wells Fargo Bank NA	2.600%	1/15/21	25,950	25,496
5 Wells Fargo Bank NA	3.325%	7/23/21	15,505	15,484
Wells Fargo Bank NA	3.550%	8/14/23	9,875	9,816
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,139
Wells Fargo Bank NA	5.850%	2/1/37	11,275	12,966
Wells Fargo Bank NA	6.600%	1/15/38	10,795	13,492
5 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,656
Westpac Banking Corp.	4.875%	11/19/19	9,420	9,615
Westpac Banking Corp.	2.150%	3/6/20	19,475	19,202
Westpac Banking Corp.	3.050%	5/15/20	5,525	5,499
Westpac Banking Corp.	2.600%	11/23/20	16,000	15,746
Westpac Banking Corp.	2.650%	1/25/21	8,000	7,867
Westpac Banking Corp.	2.100%	5/13/21	25,350	24,530
Westpac Banking Corp.	2.000%	8/19/21	9,050	8,685
Westpac Banking Corp.	2.800%	1/11/22	9,000	8,778
Westpac Banking Corp.	2.500%	6/28/22	28,000	26,897
Westpac Banking Corp.	2.750%	1/11/23	8,000	7,721
Westpac Banking Corp.	3.650%	5/15/23	4,400	4,391
Westpac Banking Corp.	2.850%	5/13/26	32,475	29,955
Westpac Banking Corp.	2.700%	8/19/26	6,550	5,957
Westpac Banking Corp.	3.350%	3/8/27	12,000	11,410
5 Westpac Banking Corp.	4.322%	11/23/31	22,010	21,143
ZB NA	3.500%	8/27/21	9,050	8,998

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,800	2,829
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,122
Ameriprise Financial Inc.	4.000%	10/15/23	10,449	10,574
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,463
Ameriprise Financial Inc.	2.875%	9/15/26	4,825	4,448
BGC Partners Inc.	5.375%	12/9/19	500	508
BGC Partners Inc.	5.125%	5/27/21	3,450	3,532
BlackRock Inc.	5.000%	12/10/19	50	51
BlackRock Inc.	4.250%	5/24/21	5,750	5,885
BlackRock Inc.	3.375%	6/1/22	15,544	15,539
BlackRock Inc.	3.500%	3/18/24	7,650	7,648
BlackRock Inc.	3.200%	3/15/27	6,000	5,765
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,652
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,002
Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,868
Brookfield Finance Inc.	4.700%	9/20/47	8,175	7,889
Brookfield Finance LLC	4.000%	4/1/24	5,325	5,283
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,705
Charles Schwab Corp.	4.450%	7/22/20	775	792
Charles Schwab Corp.	3.250%	5/21/21	6,400	6,392
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,417
Charles Schwab Corp.	2.650%	1/25/23	7,225	6,985
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,015
Charles Schwab Corp.	3.450%	2/13/26	4,225	4,138
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,329
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,062
CME Group Inc.	3.000%	9/15/22	20,055	19,771
CME Group Inc.	3.000%	3/15/25	750	722
CME Group Inc.	3.750%	6/15/28	2,671	2,666
CME Group Inc.	5.300%	9/15/43	7,060	8,137
CME Group Inc.	4.150%	6/15/48	5,975	5,908
E*TRADE Financial Corp.	2.950%	8/24/22	4,362	4,219
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	4,993
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,632
Eaton Vance Corp.	3.625%	6/15/23	2,875	2,838
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,512
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,675
Franklin Resources Inc.	2.850%	3/30/25	3,000	2,833
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,883
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,163
Intercontinental Exchange Inc.	3.450%	9/21/23	3,500	3,482
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,196
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,100
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	4,822
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,319
Intercontinental Exchange Inc.	4.250%	9/21/48	7,750	7,624
Invesco Finance plc	3.125%	11/30/22	16,300	15,974
Invesco Finance plc	4.000%	1/30/24	14,550	14,580
Invesco Finance plc	3.750%	1/15/26	10	10
Invesco Finance plc	5.375%	11/30/43	6,725	7,424
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,443
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,421
Jefferies Group LLC	6.875%	4/15/21	5,345	5,727
Jefferies Group LLC	5.125%	1/20/23	2,400	2,472
Jefferies Group LLC	4.850%	1/15/27	11,100	10,911
Jefferies Group LLC	6.450%	6/8/27	1,235	1,329

Jefferies Group LLC	6.250%	1/15/36	2,305	2,315
Jefferies Group LLC	6.500%	1/20/43	2,850	2,925
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	10,000	8,980
Lazard Group LLC	4.250%	11/14/20	163	165
Lazard Group LLC	3.750%	2/13/25	100	96
Lazard Group LLC	3.625%	3/1/27	5,075	4,735
Lazard Group LLC	4.500%	9/19/28	3,575	3,512
Legg Mason Inc.	3.950%	7/15/24	400	394
Legg Mason Inc.	4.750%	3/15/26	3,102	3,160
Legg Mason Inc.	5.625%	1/15/44	4,875	4,926
Nasdaq Inc.	5.550%	1/15/20	4,400	4,531
Nasdaq Inc.	4.250%	6/1/24	1,375	1,382
Nasdaq Inc.	3.850%	6/30/26	4,350	4,196
Nomura Holdings Inc.	6.700%	3/4/20	50	52
Raymond James Financial Inc.	3.625%	9/15/26	3,066	2,931
Raymond James Financial Inc.	4.950%	7/15/46	7,275	7,377
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,441
Stifel Financial Corp.	4.250%	7/18/24	5,275	5,268
TD Ameritrade Holding Corp.	2.950%	4/1/22	14,675	14,385
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,868
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,125	5,868

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	1/15/25	2,050	1,927
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	6,375	6,303
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	8,300	7,574
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	9,780	9,878
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	11,187	11,397
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	6,685	6,794
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	8,695	8,945
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	8,400	8,379
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	2,275	2,232
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	6,950	7,080
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	6,945	6,676
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	10,150	9,414
Air Lease Corp.	2.125%	1/15/20	250	246
Air Lease Corp.	4.750%	3/1/20	3,875	3,937
Air Lease Corp.	2.500%	3/1/21	10,025	9,760
Air Lease Corp.	3.875%	4/1/21	9,743	9,790
Air Lease Corp.	3.375%	6/1/21	2,025	2,012
Air Lease Corp.	3.500%	1/15/22	1,465	1,455
Air Lease Corp.	3.750%	2/1/22	5,625	5,610
Air Lease Corp.	2.625%	7/1/22	5,000	4,787
Air Lease Corp.	2.750%	1/15/23	4,000	3,794

Air Lease Corp.	3.875%	7/3/23	4,350	4,290
Air Lease Corp.	3.000%	9/15/23	7,825	7,424
Air Lease Corp.	4.250%	9/15/24	600	597
Air Lease Corp.	3.250%	3/1/25	7,000	6,516
Air Lease Corp.	3.625%	4/1/27	3,325	3,070
Air Lease Corp.	3.625%	12/1/27	4,000	3,668
Air Lease Corp.	4.625%	10/1/28	4,900	4,825
Aircastle Ltd.	4.400%	9/25/23	5,800	5,771
Ares Capital Corp.	3.500%	2/10/23	11,500	10,990
Ares Capital Corp.	4.250%	3/1/25	8,000	7,673
FS Investment Corp.	4.250%	1/15/20	1,000	1,001
FS Investment Corp.	4.750%	5/15/22	1,625	1,598
GATX Corp.	2.600%	3/30/20	2,250	2,221
GATX Corp.	3.250%	3/30/25	2,325	2,187
GATX Corp.	3.250%	9/15/26	2,800	2,560
GATX Corp.	3.850%	3/30/27	4,000	3,798
GATX Corp.	3.500%	3/15/28	7,000	6,423
GATX Corp.	4.550%	11/7/28	6,425	6,412
GATX Corp.	5.200%	3/15/44	325	335
GATX Corp.	4.500%	3/30/45	2,175	1,999
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	64,564	62,941
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	19,043	18,123
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	99,310	93,405
International Lease Finance Corp.	8.250%	12/15/20	9,702	10,589
International Lease Finance Corp.	4.625%	4/15/21	3,310	3,377
International Lease Finance Corp.	8.625%	1/15/22	4,295	4,886
International Lease Finance Corp.	5.875%	8/15/22	8,212	8,694
Prospect Capital Corp.	5.875%	3/15/23	550	560

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,025	1,425
AEGON Funding Co. LLC	5.750%	12/15/20	4,641	4,863
5 Aegon NV	5.500%	4/11/48	6,700	6,457
Aetna Inc.	4.125%	6/1/21	1,680	1,705
Aetna Inc.	2.750%	11/15/22	13,910	13,396
Aetna Inc.	2.800%	6/15/23	14,700	14,087
Aetna Inc.	3.500%	11/15/24	7,500	7,301
Aetna Inc.	6.625%	6/15/36	4,000	4,853
Aetna Inc.	6.750%	12/15/37	3,000	3,768
Aetna Inc.	4.500%	5/15/42	3,500	3,381
Aetna Inc.	4.125%	11/15/42	2,525	2,303
Aetna Inc.	4.750%	3/15/44	400	395
Aetna Inc.	3.875%	8/15/47	9,575	8,474
Aflac Inc.	2.400%	3/16/20	2,900	2,870
Aflac Inc.	3.625%	6/15/23	18,030	17,998
Aflac Inc.	3.625%	11/15/24	4,410	4,386
Aflac Inc.	3.250%	3/17/25	5,175	4,998
Aflac Inc.	2.875%	10/15/26	7,775	7,238
Aflac Inc.	4.000%	10/15/46	1,200	1,109
Alleghany Corp.	4.950%	6/27/22	3,000	3,123
Alleghany Corp.	4.900%	9/15/44	4,575	4,522
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,198
Allstate Corp.	3.150%	6/15/23	9,742	9,555
Allstate Corp.	3.280%	12/15/26	4,000	3,832

Allstate Corp.	5.350%	6/1/33	1,700	1,887
Allstate Corp.	5.550%	5/9/35	495	561
Allstate Corp.	5.950%	4/1/36	525	622
Allstate Corp.	4.500%	6/15/43	5,950	6,048
Allstate Corp.	4.200%	12/15/46	8,625	8,404
5 Allstate Corp.	5.750%	8/15/53	5,450	5,641
5 Allstate Corp.	6.500%	5/15/67	2,575	2,852
Alterra Finance LLC	6.250%	9/30/20	745	778
American Financial Group Inc.	3.500%	8/15/26	2,825	2,633
American Financial Group Inc.	4.500%	6/15/47	5,300	4,944
American International Group Inc.	3.375%	8/15/20	7,650	7,649
American International Group Inc.	6.400%	12/15/20	15,850	16,839
American International Group Inc.	3.300%	3/1/21	5,875	5,845
American International Group Inc.	4.875%	6/1/22	13,425	13,957
American International Group Inc.	4.125%	2/15/24	3,605	3,612
American International Group Inc.	3.750%	7/10/25	2,960	2,866
American International Group Inc.	3.900%	4/1/26	10,750	10,502
American International Group Inc.	4.200%	4/1/28	8,525	8,452
American International Group Inc.	3.875%	1/15/35	8,925	8,018
American International Group Inc.	4.700%	7/10/35	3,860	3,808
American International Group Inc.	6.250%	5/1/36	12,905	14,796
American International Group Inc.	4.500%	7/16/44	15,315	14,516
American International Group Inc.	4.800%	7/10/45	3,175	3,133
American International Group Inc.	4.750%	4/1/48	11,350	11,108
5 American International Group Inc.	5.750%	4/1/48	7,950	7,783
American International Group Inc.	4.375%	1/15/55	10,040	8,715
5 American International Group Inc.	8.175%	5/15/68	2,900	3,617
Anthem Inc.	4.350%	8/15/20	5,250	5,348
Anthem Inc.	2.500%	11/21/20	1,125	1,108
Anthem Inc.	3.700%	8/15/21	5,630	5,664
Anthem Inc.	3.125%	5/15/22	10,275	10,119
Anthem Inc.	2.950%	12/1/22	6,500	6,319
Anthem Inc.	3.300%	1/15/23	11,621	11,431
Anthem Inc.	3.500%	8/15/24	11,182	10,912
Anthem Inc.	3.350%	12/1/24	6,715	6,512
Anthem Inc.	3.650%	12/1/27	12,800	12,181
Anthem Inc.	4.101%	3/1/28	26,500	26,117
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,200	1,342
Anthem Inc.	6.375%	6/15/37	5,175	6,033
Anthem Inc.	4.625%	5/15/42	7,975	7,779
Anthem Inc.	4.650%	1/15/43	5,700	5,618
Anthem Inc.	5.100%	1/15/44	3,755	3,885
Anthem Inc.	4.650%	8/15/44	1,437	1,416
Anthem Inc.	4.375%	12/1/47	14,115	13,330
Anthem Inc.	4.550%	3/1/48	7,000	6,783
Anthem Inc.	4.850%	8/15/54	2,525	2,345
Aon Corp.	5.000%	9/30/20	4,170	4,295
Aon Corp.	6.250%	9/30/40	2,125	2,525
Aon plc	2.800%	3/15/21	8,355	8,196
Aon plc	4.000%	11/27/23	2,675	2,697
Aon plc	3.500%	6/14/24	5,450	5,309
Aon plc	3.875%	12/15/25	8,350	8,232
Aon plc	4.600%	6/14/44	3,175	3,069
Aon plc	4.750%	5/15/45	4,650	4,657
Arch Capital Finance LLC	4.011%	12/15/26	6,025	5,937
Arch Capital Finance LLC	5.031%	12/15/46	4,725	4,953

	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,396
	Arch Capital Group US Inc.	5.144%	11/1/43	5,400	5,669
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	9,575	9,663
	Assurant Inc.	4.000%	3/15/23	6,975	6,914
	Assurant Inc.	4.200%	9/27/23	1,500	1,492
	Assurant Inc.	4.900%	3/27/28	1,600	1,595
	Assurant Inc.	6.750%	2/15/34	4,600	5,263
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,675	3,779
	Athene Holding Ltd.	4.125%	1/12/28	8,525	7,986
10	AXA Equitable Holdings Inc.	3.900%	4/20/23	2,463	2,435
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	41,380	40,016
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	16,100	15,023
	AXA Financial Inc.	7.000%	4/1/28	6,060	6,800
	AXA SA	8.600%	12/15/30	9,320	12,172
	AXIS Specialty Finance LLC	5.875%	6/1/20	10,950	11,339
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,451
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,627
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,397
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,875	3,845
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	380	456
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	2,757
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	13,479	13,540
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	24,995	24,833
	Berkshire Hathaway Inc.	2.200%	3/15/21	25	24
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,302
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,012
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,000	3,959
	Berkshire Hathaway Inc.	2.750%	3/15/23	28,279	27,530
	Berkshire Hathaway Inc.	3.125%	3/15/26	33,300	32,033
	Berkshire Hathaway Inc.	4.500%	2/11/43	7,315	7,581
	Brighthouse Financial Inc.	3.700%	6/22/27	14,193	12,555
	Brighthouse Financial Inc.	4.700%	6/22/47	7,285	6,014
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,514
	Chubb Corp.	6.000%	5/11/37	1,450	1,745
	Chubb Corp.	6.500%	5/15/38	500	637
	Chubb INA Holdings Inc.	2.300%	11/3/20	3,525	3,460
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,124	20,596
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	4,881
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,755
	Chubb INA Holdings Inc.	3.150%	3/15/25	5,750	5,559
	Chubb INA Holdings Inc.	3.350%	5/3/26	13,025	12,655
	Chubb INA Holdings Inc.	6.700%	5/15/36	675	861
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,675	5,598
	Chubb INA Holdings Inc.	4.350%	11/3/45	19,711	20,023
	Cigna Corp.	5.125%	6/15/20	300	309
	Cigna Corp.	4.375%	12/15/20	200	203
	Cigna Corp.	4.500%	3/15/21	1,090	1,115
	Cigna Corp.	4.000%	2/15/22	4,585	4,624
	Cigna Corp.	3.250%	4/15/25	13,075	12,347
	Cigna Corp.	7.875%	5/15/27	362	446
	Cigna Corp.	3.050%	10/15/27	16,905	15,249
	Cigna Corp.	5.375%	2/15/42	1,300	1,359
	Cigna Corp.	3.875%	10/15/47	6,675	5,733
	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	7,558
	CNA Financial Corp.	5.875%	8/15/20	3,190	3,325
	CNA Financial Corp.	5.750%	8/15/21	2,765	2,917
	CNA Financial Corp.	3.950%	5/15/24	4,325	4,303

	CNA Financial Corp.	4.500%	3/1/26	2,650	2,678
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,627
	Coventry Health Care Inc.	5.450%	6/15/21	3,810	3,990
	Enstar Group Ltd.	4.500%	3/10/22	1,750	1,750
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,168
10	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	3,946
	First American Financial Corp.	4.600%	11/15/24	4,650	4,654
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,020	2,985
	Hartford Financial Services Group Inc.	5.500%	3/30/20	4,100	4,228
	Hartford Financial Services Group Inc.	5.125%	4/15/22	8,350	8,734
	Hartford Financial Services Group Inc.	5.950%	10/15/36	500	572
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,400	6,321
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,160
	Humana Inc.	2.625%	10/1/19	3,500	3,475
	Humana Inc.	3.150%	12/1/22	4,825	4,709
	Humana Inc.	3.850%	10/1/24	14,050	13,892
	Humana Inc.	3.950%	3/15/27	8,400	8,238
	Humana Inc.	4.625%	12/1/42	4,680	4,596
	Humana Inc.	4.950%	10/1/44	5,025	5,205
	Humana Inc.	4.800%	3/15/47	1,325	1,350
	Kemper Corp.	4.350%	2/15/25	1,500	1,471
	Lincoln National Corp.	6.250%	2/15/20	4,895	5,078
	Lincoln National Corp.	4.850%	6/24/21	12	12
	Lincoln National Corp.	4.200%	3/15/22	4,825	4,897
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,230
	Lincoln National Corp.	3.350%	3/9/25	225	215
	Lincoln National Corp.	3.625%	12/12/26	8,325	7,943
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,410
	Lincoln National Corp.	6.150%	4/7/36	2,526	2,859
	Lincoln National Corp.	6.300%	10/9/37	2,550	2,957
	Lincoln National Corp.	7.000%	6/15/40	200	251
	Lincoln National Corp.	4.350%	3/1/48	925	860
	Loews Corp.	2.625%	5/15/23	9,675	9,258
	Loews Corp.	6.000%	2/1/35	225	256
	Loews Corp.	4.125%	5/15/43	8,865	8,273
	Manulife Financial Corp.	4.900%	9/17/20	5,200	5,355
	Manulife Financial Corp.	4.150%	3/4/26	8,575	8,594
5	Manulife Financial Corp.	4.061%	2/24/32	6,640	6,311
	Manulife Financial Corp.	5.375%	3/4/46	6,475	7,271
	Markel Corp.	4.900%	7/1/22	4,665	4,756
	Markel Corp.	3.500%	11/1/27	4,225	3,936
	Markel Corp.	5.000%	4/5/46	4,150	4,231
	Markel Corp.	4.300%	11/1/47	2,200	2,000
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,575	5,498
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,332
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,180
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,024
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	17,600	17,242
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	7,425	7,219
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,044
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,675	4,204
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,093
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,350	4,101
	Mercury General Corp.	4.400%	3/15/27	3,265	3,139
	MetLife Inc.	4.750%	2/8/21	6,139	6,323
	MetLife Inc.	3.048%	12/15/22	10,850	10,631
	MetLife Inc.	4.368%	9/15/23	275	284

	MetLife Inc.	3.600%	4/10/24	18,300	18,333
	MetLife Inc.	3.000%	3/1/25	5,475	5,211
	MetLife Inc.	3.600%	11/13/25	7,975	7,830
	MetLife Inc.	6.500%	12/15/32	225	276
	MetLife Inc.	6.375%	6/15/34	2,195	2,644
	MetLife Inc.	5.700%	6/15/35	7,660	8,741
	MetLife Inc.	5.875%	2/6/41	6,720	7,908
	MetLife Inc.	4.125%	8/13/42	7,275	6,888
	MetLife Inc.	4.875%	11/13/43	8,719	9,140
	MetLife Inc.	4.721%	12/15/44	5,350	5,515
	MetLife Inc.	4.050%	3/1/45	10,325	9,641
	MetLife Inc.	4.600%	5/13/46	8,016	8,003
5	MetLife Inc.	6.400%	12/15/66	9,930	10,526
5	MetLife Inc.	10.750%	8/1/69	500	766
10	Metropolitan Life Global Funding I	2.000%	4/14/20	100	98
	Munich Re America Corp.	7.450%	12/15/26	1,200	1,447
5	Nationwide Financial Services Inc.	6.750%	5/15/87	300	328
	Old Republic International Corp.	4.875%	10/1/24	4,550	4,672
	Old Republic International Corp.	3.875%	8/26/26	10,385	9,902
	PartnerRe Finance B LLC	5.500%	6/1/20	9,458	9,726
	Primerica Inc.	4.750%	7/15/22	2,000	2,062
	Principal Financial Group Inc.	3.400%	5/15/25	4,000	3,863
	Principal Financial Group Inc.	3.100%	11/15/26	14,485	13,376
	Principal Financial Group Inc.	4.350%	5/15/43	375	355
	Principal Financial Group Inc.	4.300%	11/15/46	5,589	5,343
5	Principal Financial Group Inc.	4.700%	5/15/55	2,700	2,707
	Progressive Corp.	3.750%	8/23/21	10,605	10,681
	Progressive Corp.	2.450%	1/15/27	9,100	8,231
	Progressive Corp.	6.625%	3/1/29	2,625	3,134
	Progressive Corp.	4.350%	4/25/44	1,844	1,819
	Progressive Corp.	4.125%	4/15/47	13,275	12,916
	Progressive Corp.	4.200%	3/15/48	6,250	6,169
	Protective Life Corp.	7.375%	10/15/19	950	987
	Prudential Financial Inc.	5.375%	6/21/20	8,295	8,589
	Prudential Financial Inc.	4.500%	11/15/20	5,000	5,125
	Prudential Financial Inc.	4.500%	11/16/21	675	696
	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,173
	Prudential Financial Inc.	3.878%	3/27/28	4,500	4,459
	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,954
	Prudential Financial Inc.	5.700%	12/14/36	7,720	8,769
	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,039
	Prudential Financial Inc.	6.625%	6/21/40	3,020	3,758
	Prudential Financial Inc.	6.200%	11/15/40	300	348
5	Prudential Financial Inc.	5.875%	9/15/42	11,936	12,654
5	Prudential Financial Inc.	5.625%	6/15/43	18,625	19,417
	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,928
5	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,347
	Prudential Financial Inc.	4.600%	5/15/44	15,600	15,646
5	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,869
5	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,393
	Prudential Financial Inc.	3.905%	12/7/47	8,143	7,313
	Prudential Financial Inc.	4.418%	3/27/48	250	246
5	Prudential Financial Inc.	5.700%	9/15/48	9,000	8,936
	Prudential Financial Inc.	3.935%	12/7/49	5,384	4,845
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	5,974
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,400	1,438
	Reinsurance Group of America Inc.	3.950%	9/15/26	500	481

10	Reliance Standard Life Global Funding II	2.500%	1/15/20	350	346
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,426
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,600	1,496
	Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,479
	Sompo International Holdings Ltd.	7.000%	7/15/34	3,504	3,998
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,511
	Torchmark Corp.	4.550%	9/15/28	2,600	2,608
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,629
	Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,842
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,438
	Travelers Cos. Inc.	6.250%	6/15/37	7,090	8,719
	Travelers Cos. Inc.	5.350%	11/1/40	4,145	4,729
	Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,008
	Travelers Cos. Inc.	4.300%	8/25/45	500	495
	Travelers Cos. Inc.	3.750%	5/15/46	4,925	4,467
	Travelers Cos. Inc.	4.000%	5/30/47	12,600	11,885
	Trinity Acquisition plc	4.400%	3/15/26	6,875	6,817
	UnitedHealth Group Inc.	2.300%	12/15/19	4,450	4,412
	UnitedHealth Group Inc.	2.700%	7/15/20	8,425	8,371
	UnitedHealth Group Inc.	1.950%	10/15/20	18,350	17,939
	UnitedHealth Group Inc.	3.875%	10/15/20	1,975	2,000
	UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,904
	UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,509
	UnitedHealth Group Inc.	3.150%	6/15/21	2,000	1,995
	UnitedHealth Group Inc.	3.375%	11/15/21	270	271
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,348
	UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,242
	UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,450
	UnitedHealth Group Inc.	2.375%	10/15/22	10,000	9,574
	UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,489
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	7,795
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,004
	UnitedHealth Group Inc.	3.750%	7/15/25	35,738	35,795
	UnitedHealth Group Inc.	3.100%	3/15/26	7,275	6,964
	UnitedHealth Group Inc.	3.450%	1/15/27	8,000	7,834
	UnitedHealth Group Inc.	3.375%	4/15/27	15,825	15,357
	UnitedHealth Group Inc.	2.950%	10/15/27	9,225	8,621
	UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,014
	UnitedHealth Group Inc.	4.625%	7/15/35	2,900	3,098
	UnitedHealth Group Inc.	5.800%	3/15/36	3,300	3,930
	UnitedHealth Group Inc.	6.500%	6/15/37	725	928
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	6,635
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	18,411
	UnitedHealth Group Inc.	5.950%	2/15/41	1,575	1,903
	UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,370
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	1,805
	UnitedHealth Group Inc.	3.950%	10/15/42	4,400	4,192
	UnitedHealth Group Inc.	4.250%	3/15/43	5,775	5,766
	UnitedHealth Group Inc.	4.750%	7/15/45	13,098	14,051
	UnitedHealth Group Inc.	4.200%	1/15/47	11,150	11,004
	UnitedHealth Group Inc.	4.250%	4/15/47	11,175	11,193
	UnitedHealth Group Inc.	3.750%	10/15/47	7,900	7,347
	UnitedHealth Group Inc.	4.250%	6/15/48	15,500	15,478
	Unum Group	5.625%	9/15/20	625	647
	Unum Group	4.000%	3/15/24	3,300	3,253
	Unum Group	5.750%	8/15/42	3,638	3,793
	Voya Financial Inc.	5.500%	7/15/22	2,536	2,681

Voya Financial Inc.	3.125%	7/15/24	7,714	7,286
Voya Financial Inc.	3.650%	6/15/26	3,000	2,848
Voya Financial Inc.	5.700%	7/15/43	4,600	5,040
Voya Financial Inc.	4.800%	6/15/46	1,335	1,309
Willis North America Inc.	3.600%	5/15/24	3,735	3,627
Willis North America Inc.	4.500%	9/15/28	2,800	2,790
Willis North America Inc.	5.050%	9/15/48	2,000	1,997
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,449
WR Berkley Corp.	5.375%	9/15/20	375	388
WR Berkley Corp.	4.625%	3/15/22	6,400	6,574
WR Berkley Corp.	6.250%	2/15/37	150	175
WR Berkley Corp.	4.750%	8/1/44	2,855	2,752
XLIT Ltd.	5.750%	10/1/21	5,455	5,764
XLIT Ltd.	6.375%	11/15/24	300	333
XLIT Ltd.	4.450%	3/31/25	4,450	4,375
XLIT Ltd.	6.250%	5/15/27	2,242	2,526
XLIT Ltd.	5.250%	12/15/43	4,850	5,131
XLIT Ltd.	5.500%	3/31/45	4,350	4,589

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,169
ORIX Corp.	2.900%	7/18/22	2,800	2,695
ORIX Corp.	3.250%	12/4/24	2,000	1,895
ORIX Corp.	3.700%	7/18/27	8,150	7,752

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,885	1,868
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,925	1,976
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	667
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	2,500	2,506
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,063
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,529
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,211
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,871
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,366
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,275	6,323
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,470	2,462
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,375	2,363
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	2,886
American Homes 4 Rent LP	4.250%	2/15/28	1,120	1,069
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,015
AvalonBay Communities Inc.	2.950%	9/15/22	75	73
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,712
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,718
AvalonBay Communities Inc.	3.500%	11/15/24	850	836
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,189
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	3,751
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,424
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	4,795
AvalonBay Communities Inc.	3.200%	1/15/28	3,025	2,881
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,502
Boston Properties LP	5.875%	10/15/19	50	51
Boston Properties LP	5.625%	11/15/20	6,450	6,707
Boston Properties LP	4.125%	5/15/21	4,205	4,276

Boston Properties LP	3.850%	2/1/23	8,325	8,356
Boston Properties LP	3.125%	9/1/23	1,771	1,722
Boston Properties LP	3.800%	2/1/24	3,600	3,576
Boston Properties LP	3.200%	1/15/25	4,075	3,883
Boston Properties LP	3.650%	2/1/26	6,800	6,581
Boston Properties LP	2.750%	10/1/26	4,300	3,893
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,432
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	16,535
Brixmor Operating Partnership LP	3.875%	8/15/22	4,050	4,035
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,416
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	1,922
Brixmor Operating Partnership LP	3.850%	2/1/25	12,275	11,804
Brixmor Operating Partnership LP	4.125%	6/15/26	2,750	2,665
Brixmor Operating Partnership LP	3.900%	3/15/27	3,525	3,350
Camden Property Trust	4.625%	6/15/21	1,025	1,050
Camden Property Trust	2.950%	12/15/22	5,575	5,406
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,000	3,886
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,475	5,018
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,287
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,546
Corporate Office Properties LP	5.250%	2/15/24	675	694
CubeSmart LP	4.375%	12/15/23	6,650	6,751
CubeSmart LP	4.000%	11/15/25	1,375	1,355
CubeSmart LP	3.125%	9/1/26	2,425	2,212
DDR Corp.	4.625%	7/15/22	4,775	4,869
DDR Corp.	3.900%	8/15/24	1,825	1,769
DDR Corp.	3.625%	2/1/25	3,500	3,314
DDR Corp.	4.250%	2/1/26	1,700	1,658
DDR Corp.	4.700%	6/1/27	24,625	24,687
Digital Realty Trust LP	3.400%	10/1/20	3,850	3,850
Digital Realty Trust LP	5.250%	3/15/21	3,265	3,375
Digital Realty Trust LP	3.950%	7/1/22	7,725	7,771
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,642
Digital Realty Trust LP	2.750%	2/1/23	2,500	2,387
Digital Realty Trust LP	4.750%	10/1/25	4,650	4,763
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,083
Digital Realty Trust LP	4.450%	7/15/28	12,000	11,986
Duke Realty LP	3.875%	2/15/21	10,000	10,074
Duke Realty LP	3.875%	10/15/22	6,350	6,387
Duke Realty LP	3.625%	4/15/23	740	730
Duke Realty LP	3.750%	12/1/24	1,500	1,475
Duke Realty LP	4.000%	9/15/28	2,025	1,995
EPR Properties	5.750%	8/15/22	3,110	3,249
EPR Properties	5.250%	7/15/23	3,375	3,463
EPR Properties	4.500%	4/1/25	7,023	6,886
EPR Properties	4.750%	12/15/26	1,100	1,077
EPR Properties	4.500%	6/1/27	245	234
EPR Properties	4.950%	4/15/28	3,475	3,412
ERP Operating LP	4.750%	7/15/20	5,510	5,626
ERP Operating LP	4.625%	12/15/21	1,459	1,505
ERP Operating LP	3.000%	4/15/23	1,675	1,631
ERP Operating LP	3.375%	6/1/25	300	291
ERP Operating LP	2.850%	11/1/26	9,175	8,498
ERP Operating LP	3.500%	3/1/28	7,000	6,747
ERP Operating LP	4.500%	7/1/44	4,200	4,206

ERP Operating LP	4.500%	6/1/45	3,750	3,738
ERP Operating LP	4.000%	8/1/47	2,800	2,614
Essex Portfolio LP	5.200%	3/15/21	1,750	1,812
Essex Portfolio LP	3.250%	5/1/23	1,425	1,386
Essex Portfolio LP	3.875%	5/1/24	350	348
Essex Portfolio LP	3.500%	4/1/25	8,950	8,630
Essex Portfolio LP	3.375%	4/15/26	3,200	3,012
Essex Portfolio LP	4.500%	3/15/48	6,300	6,199
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,530
Federal Realty Investment Trust	3.250%	7/15/27	7,725	7,226
Federal Realty Investment Trust	4.500%	12/1/44	8,300	8,262
Government Properties Income Trust	4.000%	7/15/22	2,725	2,684
HCP Inc.	2.625%	2/1/20	5,350	5,302
HCP Inc.	3.150%	8/1/22	3,375	3,286
HCP Inc.	4.000%	12/1/22	6,428	6,436
HCP Inc.	4.250%	11/15/23	8,350	8,370
HCP Inc.	4.200%	3/1/24	7,850	7,787
HCP Inc.	3.875%	8/15/24	4,350	4,251
HCP Inc.	3.400%	2/1/25	4,850	4,596
HCP Inc.	4.000%	6/1/25	425	417
HCP Inc.	6.750%	2/1/41	1,496	1,846
Healthcare Realty Trust Inc.	3.750%	4/15/23	5,000	4,872
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,500	1,395
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,575	4,539
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,200	5,981
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,553
Healthcare Trust of America Holdings LP	3.500%	8/1/26	2,300	2,146
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,925	3,686
Highwoods Realty LP	3.200%	6/15/21	9,209	9,049
Highwoods Realty LP	3.875%	3/1/27	3,850	3,690
Highwoods Realty LP	4.125%	3/15/28	2,900	2,823
Hospitality Properties Trust	4.250%	2/15/21	50	50
Hospitality Properties Trust	4.500%	6/15/23	3,211	3,214
Hospitality Properties Trust	4.650%	3/15/24	3,525	3,497
Hospitality Properties Trust	4.500%	3/15/25	1,550	1,512
Hospitality Properties Trust	5.250%	2/15/26	1,960	1,976
Hospitality Properties Trust	4.950%	2/15/27	4,000	3,910
Hospitality Properties Trust	3.950%	1/15/28	3,925	3,552
Hospitality Properties Trust	4.375%	2/15/30	17,000	15,637
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,161
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	5,973
Host Hotels & Resorts LP	3.750%	10/15/23	2,175	2,126
Host Hotels & Resorts LP	3.875%	4/1/24	2,800	2,725
Host Hotels & Resorts LP	4.000%	6/15/25	1,100	1,066
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,329
Kilroy Realty LP	3.800%	1/15/23	10,550	10,469
Kilroy Realty LP	3.450%	12/15/24	2,000	1,911
Kilroy Realty LP	4.375%	10/1/25	575	572
Kilroy Realty LP	4.250%	8/15/29	2,975	2,891
Kimco Realty Corp.	3.200%	5/1/21	125	124
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,145
Kimco Realty Corp.	3.125%	6/1/23	875	843
Kimco Realty Corp.	3.300%	2/1/25	3,125	2,951
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,688
Kimco Realty Corp.	3.800%	4/1/27	5,175	4,931
Kimco Realty Corp.	4.125%	12/1/46	400	346
Kimco Realty Corp.	4.450%	9/1/47	2,350	2,153

Kite Realty Group LP	4.000%	10/1/26	7,900	7,197
Liberty Property LP	4.750%	10/1/20	1,535	1,570
Liberty Property LP	3.375%	6/15/23	1,850	1,803
Liberty Property LP	4.400%	2/15/24	3,979	3,981
Liberty Property LP	3.750%	4/1/25	5,675	5,530
Life Storage LP	3.875%	12/15/27	1,000	943
Life Storage LP	3.500%	7/1/26	10,625	9,861
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,427
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,660
Mid-America Apartments LP	4.000%	11/15/25	75	74
Mid-America Apartments LP	3.600%	6/1/27	7,770	7,432
National Retail Properties Inc.	5.500%	7/15/21	5,050	5,328
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,598
National Retail Properties Inc.	3.300%	4/15/23	900	877
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,714
National Retail Properties Inc.	4.000%	11/15/25	2,875	2,825
National Retail Properties Inc.	3.600%	12/15/26	2,375	2,257
National Retail Properties Inc.	3.500%	10/15/27	6,150	5,761
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,487
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,289
Omega Healthcare Investors Inc.	4.375%	8/1/23	19,125	18,958
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,367
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,185
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,316
Omega Healthcare Investors Inc.	4.500%	4/1/27	10,300	9,875
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,180	5,038
Physicians Realty LP	4.300%	3/15/27	6,500	6,261
Physicians Realty LP	3.950%	1/15/28	3,000	2,801
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	5,909
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,728
Prologis LP	4.250%	8/15/23	1,800	1,851
Prologis LP	3.750%	11/1/25	1,300	1,300
Prologis LP	3.875%	9/15/28	2,500	2,508
Prologis LP	4.375%	9/15/48	3,500	3,532
Public Storage	2.370%	9/15/22	5,510	5,289
Public Storage	3.094%	9/15/27	2,600	2,431
Realty Income Corp.	3.250%	10/15/22	9,900	9,776
Realty Income Corp.	4.650%	8/1/23	1,825	1,891
Realty Income Corp.	3.875%	7/15/24	1,950	1,943
Realty Income Corp.	3.875%	4/15/25	6,840	6,809
Realty Income Corp.	4.125%	10/15/26	8,420	8,421
Realty Income Corp.	3.000%	1/15/27	5,750	5,300
Realty Income Corp.	3.650%	1/15/28	4,725	4,571
Realty Income Corp.	4.650%	3/15/47	8,855	8,897
Regency Centers Corp.	3.750%	11/15/22	2,000	1,982
Regency Centers LP	4.800%	4/15/21	2,000	2,050
Regency Centers LP	3.600%	2/1/27	1,950	1,853
Regency Centers LP	4.125%	3/15/28	1,375	1,355
Regency Centers LP	4.400%	2/1/47	5,650	5,335
Sabra Health Care LP	5.125%	8/15/26	500	490
Select Income REIT	4.150%	2/1/22	2,050	2,021
Select Income REIT	4.500%	2/1/25	5,916	5,681
Senior Housing Properties Trust	4.750%	2/15/28	2,470	2,389
Simon Property Group LP	2.500%	9/1/20	4,800	4,740
Simon Property Group LP	4.375%	3/1/21	1,645	1,684
Simon Property Group LP	2.500%	7/15/21	2,000	1,957
Simon Property Group LP	4.125%	12/1/21	17,150	17,492

	Simon Property Group LP	2.350%	1/30/22	3,525	3,401
	Simon Property Group LP	3.375%	3/15/22	1,675	1,664
	Simon Property Group LP	2.625%	6/15/22	10,000	9,686
	Simon Property Group LP	2.750%	2/1/23	3,625	3,501
	Simon Property Group LP	2.750%	6/1/23	6,000	5,779
	Simon Property Group LP	3.750%	2/1/24	5,000	4,998
	Simon Property Group LP	3.500%	9/1/25	2,800	2,724
	Simon Property Group LP	3.300%	1/15/26	6,080	5,845
	Simon Property Group LP	3.250%	11/30/26	2,800	2,664
	Simon Property Group LP	3.375%	6/15/27	8,780	8,409
	Simon Property Group LP	3.375%	12/1/27	4,700	4,478
	Simon Property Group LP	6.750%	2/1/40	4,550	5,907
	Simon Property Group LP	4.750%	3/15/42	2,010	2,103
	Simon Property Group LP	4.250%	10/1/44	200	195
	Simon Property Group LP	4.250%	11/30/46	9,875	9,621
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,202
	STORE Capital Corp.	4.500%	3/15/28	4,445	4,337
	Tanger Properties LP	3.750%	12/1/24	1,000	957
	Tanger Properties LP	3.125%	9/1/26	4,710	4,223
	Tanger Properties LP	3.875%	7/15/27	2,600	2,436
	UDR Inc.	3.700%	10/1/20	1,000	1,003
	UDR Inc.	4.625%	1/10/22	8,350	8,535
	UDR Inc.	2.950%	9/1/26	4,400	4,032
	UDR Inc.	3.500%	7/1/27	5,250	4,971
	UDR Inc.	3.500%	1/15/28	5,075	4,803
	Ventas Realty LP	3.100%	1/15/23	4,120	3,992
	Ventas Realty LP	3.125%	6/15/23	7,060	6,813
	Ventas Realty LP	3.750%	5/1/24	2,325	2,275
	Ventas Realty LP	4.125%	1/15/26	1,825	1,796
	Ventas Realty LP	3.250%	10/15/26	9,075	8,384
	Ventas Realty LP	3.850%	4/1/27	2,075	1,996
	Ventas Realty LP	4.000%	3/1/28	12,985	12,574
	Ventas Realty LP	4.400%	1/15/29	4,000	3,966
	Ventas Realty LP	5.700%	9/30/43	1,000	1,086
	Ventas Realty LP	4.375%	2/1/45	3,000	2,727
	Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,375	2,354
	Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,322
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,877	6,760
	VEREIT Operating Partnership LP	4.125%	6/1/21	3,475	3,509
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,564
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,425	4,469
	VEREIT Operating Partnership LP	3.950%	8/15/27	8,700	8,180
	Vornado Realty LP	5.000%	1/15/22	5,500	5,692
	Vornado Realty LP	3.500%	1/15/25	2,425	2,321
	Washington Prime Group LP	3.850%	4/1/20	3,975	3,950
	Washington Prime Group LP	5.950%	8/15/24	1,500	1,424
	Washington REIT	4.950%	10/1/20	800	813
	Washington REIT	3.950%	10/15/22	1,050	1,049
10	WEA Finance LLC / Westfield UK & Europe
	Finance plc	3.750%	9/17/24	500	490
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,226
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,155
	Weingarten Realty Investors	4.450%	1/15/24	600	607
	Weingarten Realty Investors	3.850%	6/1/25	900	871
	Welltower Inc.	4.950%	1/15/21	5,340	5,473
	Welltower Inc.	5.250%	1/15/22	3,440	3,585
	Welltower Inc.	3.750%	3/15/23	16,519	16,401

	Welltower Inc.	3.950%	9/1/23	3,475	3,474
	Welltower Inc.	4.000%	6/1/25	12,375	12,194
	Welltower Inc.	4.250%	4/1/26	9,775	9,729
	Welltower Inc.	4.250%	4/15/28	1,525	1,501
	Welltower Inc.	6.500%	3/15/41	1,250	1,477
	Welltower Inc.	5.125%	3/15/43	950	947
	Welltower Inc.	4.950%	9/1/48	4,500	4,500
	WP Carey Inc.	4.600%	4/1/24	3,980	4,013
	WP Carey Inc.	4.000%	2/1/25	1,250	1,219
	WP Carey Inc.	4.250%	10/1/26	2,350	2,275
					14,012,393
Industrial (16.4%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	9,860	9,799
	Air Products & Chemicals Inc.	3.350%	7/31/24	8,445	8,296
	Airgas Inc.	3.650%	7/15/24	7,750	7,763
	Albemarle Corp.	4.150%	12/1/24	3,300	3,327
	Albemarle Corp.	5.450%	12/1/44	2,865	2,992
	ArcelorMittal	5.125%	6/1/20	5,000	5,124
	ArcelorMittal	6.250%	2/25/22	2,923	3,128
	ArcelorMittal	6.125%	6/1/25	1,000	1,085
	Barrick Gold Corp.	5.250%	4/1/42	9,150	9,518
	Barrick North America Finance LLC	5.700%	5/30/41	9,345	10,161
	Barrick North America Finance LLC	5.750%	5/1/43	5,750	6,340
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	11,894	13,094
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,890	12,644
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,675	1,698
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	116
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	3,953
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,890	23,157
10	Braskem America Finance Co.	7.125%	7/22/41	200	230
	Braskem Finance Ltd.	6.450%	2/3/24	2,500	2,663
	Cabot Corp.	3.700%	7/15/22	400	396
	Celanese US Holdings LLC	5.875%	6/15/21	4,000	4,204
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	625	645
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	4,425	4,519
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,650	8,824
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,250	9,635
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,297
	Domtar Corp.	6.750%	2/15/44	3,600	3,725
	Dow Chemical Co.	4.250%	11/15/20	10,040	10,222
	Dow Chemical Co.	4.125%	11/15/21	15,615	15,946
	Dow Chemical Co.	3.000%	11/15/22	17,100	16,668
	Dow Chemical Co.	3.500%	10/1/24	3,700	3,620
	Dow Chemical Co.	7.375%	11/1/29	2,000	2,505
	Dow Chemical Co.	4.250%	10/1/34	5,525	5,290
	Dow Chemical Co.	9.400%	5/15/39	9,820	14,948
	Dow Chemical Co.	5.250%	11/15/41	3,515	3,729
	Dow Chemical Co.	4.375%	11/15/42	11,630	11,007
	Dow Chemical Co.	4.625%	10/1/44	1,600	1,559
	Eastman Chemical Co.	5.500%	11/15/19	4,321	4,423
	Eastman Chemical Co.	2.700%	1/15/20	7,275	7,236
	Eastman Chemical Co.	4.500%	1/15/21	430	436
	Eastman Chemical Co.	3.600%	8/15/22	7,345	7,335
	Eastman Chemical Co.	4.800%	9/1/42	3,350	3,308
	Eastman Chemical Co.	4.650%	10/15/44	5,425	5,242
	Ecolab Inc.	2.250%	1/12/20	2,300	2,271

Ecolab Inc.	4.350%	12/8/21	4,569	4,711
Ecolab Inc.	2.375%	8/10/22	7,165	6,867
Ecolab Inc.	3.250%	1/14/23	2,325	2,304
Ecolab Inc.	2.700%	11/1/26	3,050	2,822
Ecolab Inc.	3.250%	12/1/27	5,100	4,918
Ecolab Inc.	5.500%	12/8/41	1,212	1,412
Ecolab Inc.	3.950%	12/1/47	11,546	10,951
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,667
EI du Pont de Nemours & Co.	2.200%	5/1/20	13,101	12,926
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,568	3,595
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,750	1,789
EI du Pont de Nemours & Co.	2.800%	2/15/23	11,605	11,271
EI du Pont de Nemours & Co.	6.500%	1/15/28	475	557
EI du Pont de Nemours & Co.	4.900%	1/15/41	6,070	6,186
EI du Pont de Nemours & Co.	4.150%	2/15/43	5,500	5,071
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,200	6,223
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,900	8,195
Fibria Overseas Finance Ltd.	5.500%	1/17/27	575	568
FMC Corp.	3.950%	2/1/22	3,200	3,211
FMC Corp.	4.100%	2/1/24	6,500	6,498
Georgia-Pacific LLC	8.000%	1/15/24	6,971	8,322
Georgia-Pacific LLC	7.375%	12/1/25	2,500	2,976
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,234
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,300
Georgia-Pacific LLC	8.875%	5/15/31	4,310	6,223
Goldcorp Inc.	3.625%	6/9/21	2,145	2,134
Goldcorp Inc.	3.700%	3/15/23	21,115	20,828
Goldcorp Inc.	5.450%	6/9/44	7,284	7,542
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,429
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,012
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,923
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,047
International Paper Co.	7.500%	8/15/21	4,929	5,427
International Paper Co.	4.750%	2/15/22	8,488	8,763
International Paper Co.	3.800%	1/15/26	1,010	989
International Paper Co.	3.000%	2/15/27	17,900	16,416
International Paper Co.	5.000%	9/15/35	2,650	2,678
International Paper Co.	7.300%	11/15/39	3,570	4,482
International Paper Co.	6.000%	11/15/41	1,900	2,112
International Paper Co.	4.800%	6/15/44	9,250	8,973
International Paper Co.	5.150%	5/15/46	7,650	7,857
International Paper Co.	4.400%	8/15/47	13,250	12,197
International Paper Co.	4.350%	8/15/48	7,700	7,007
Kinross Gold Corp.	5.125%	9/1/21	900	924
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,176
Kinross Gold Corp.	4.500%	7/15/27	467	421
Lubrizol Corp.	6.500%	10/1/34	50	63
LYB International Finance BV	4.000%	7/15/23	7,856	7,841
LYB International Finance BV	5.250%	7/15/43	7,866	8,021
LYB International Finance BV	4.875%	3/15/44	5,350	5,210
LYB International Finance II BV	3.500%	3/2/27	17,000	15,916
LyondellBasell Industries NV	6.000%	11/15/21	15,700	16,657
LyondellBasell Industries NV	5.750%	4/15/24	3,300	3,556
LyondellBasell Industries NV	4.625%	2/26/55	4,900	4,406
Meadwestvaco Corp.	7.950%	2/15/31	7,300	9,415
Methanex Corp.	3.250%	12/15/19	5,750	5,713
Methanex Corp.	5.650%	12/1/44	5,800	5,476

Mosaic Co.	3.750%	11/15/21	10,275	10,268
Mosaic Co.	3.250%	11/15/22	10,450	10,218
Mosaic Co.	4.250%	11/15/23	8,422	8,504
Mosaic Co.	4.050%	11/15/27	5,575	5,391
Mosaic Co.	5.450%	11/15/33	1,600	1,641
Mosaic Co.	4.875%	11/15/41	4,445	4,100
Mosaic Co.	5.625%	11/15/43	690	706
Newmont Mining Corp.	5.125%	10/1/19	1,525	1,553
Newmont Mining Corp.	3.500%	3/15/22	400	395
Newmont Mining Corp.	5.875%	4/1/35	750	834
Newmont Mining Corp.	6.250%	10/1/39	6,626	7,501
Newmont Mining Corp.	4.875%	3/15/42	7,825	7,598
Nucor Corp.	4.125%	9/15/22	10,691	10,901
Nucor Corp.	4.000%	8/1/23	8,027	8,155
Nucor Corp.	6.400%	12/1/37	7,875	9,587
Nucor Corp.	5.200%	8/1/43	11,225	12,128
Nucor Corp.	4.400%	5/1/48	2,780	2,713
Nutrien Ltd.	4.875%	3/30/20	8,015	8,175
Nutrien Ltd.	3.150%	10/1/22	14,160	13,732
Nutrien Ltd.	3.500%	6/1/23	6,664	6,530
Nutrien Ltd.	3.625%	3/15/24	500	487
Nutrien Ltd.	3.375%	3/15/25	5,450	5,162
Nutrien Ltd.	3.000%	4/1/25	4,000	3,674
Nutrien Ltd.	4.000%	12/15/26	2,500	2,408
Nutrien Ltd.	4.125%	3/15/35	4,800	4,329
Nutrien Ltd.	7.125%	5/23/36	200	239
Nutrien Ltd.	5.625%	12/1/40	4,375	4,625
Nutrien Ltd.	6.125%	1/15/41	1,375	1,540
Nutrien Ltd.	4.900%	6/1/43	6,410	6,285
Nutrien Ltd.	5.250%	1/15/45	18,300	18,969
Packaging Corp. of America	3.900%	6/15/22	7,222	7,282
Packaging Corp. of America	4.500%	11/1/23	10,380	10,676
Packaging Corp. of America	3.650%	9/15/24	4,075	4,007
Packaging Corp. of America	3.400%	12/15/27	3,700	3,478
Placer Dome Inc.	6.450%	10/15/35	1,050	1,218
PPG Industries Inc.	2.300%	11/15/19	3,600	3,564
Praxair Inc.	2.250%	9/24/20	1,500	1,474
Praxair Inc.	4.050%	3/15/21	120	122
Praxair Inc.	3.000%	9/1/21	8,125	8,033
Praxair Inc.	2.450%	2/15/22	15,971	15,528
Praxair Inc.	2.200%	8/15/22	10,393	9,989
Praxair Inc.	2.650%	2/5/25	3,500	3,308
Praxair Inc.	3.200%	1/30/26	3,000	2,923
Praxair Inc.	3.550%	11/7/42	2,500	2,309
Rayonier Inc.	3.750%	4/1/22	2,000	1,977
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,278
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	3,864
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,508
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	39,175	39,303
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,715
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,685	5,233
Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	6,317
Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	12,615
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,085
RPM International Inc.	6.125%	10/15/19	590	606
RPM International Inc.	3.450%	11/15/22	3,275	3,221
RPM International Inc.	3.750%	3/15/27	3,700	3,503

	RPM International Inc.	5.250%	6/1/45	3,592	3,659
	RPM International Inc.	4.250%	1/15/48	8,585	7,540
	SASOL Financing USA LLC	6.500%	9/27/28	6,350	6,437
	Sherwin-Williams Co.	2.250%	5/15/20	6,475	6,375
	Sherwin-Williams Co.	4.200%	1/15/22	500	508
	Sherwin-Williams Co.	2.750%	6/1/22	10,160	9,853
	Sherwin-Williams Co.	3.125%	6/1/24	4,300	4,133
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,156
	Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,404
	Sherwin-Williams Co.	3.450%	6/1/27	17,500	16,648
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	886
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,523
	Sherwin-Williams Co.	4.500%	6/1/47	3,000	2,879
	Southern Copper Corp.	5.375%	4/16/20	230	238
	Southern Copper Corp.	3.500%	11/8/22	1,400	1,381
	Southern Copper Corp.	3.875%	4/23/25	2,800	2,726
	Southern Copper Corp.	7.500%	7/27/35	3,725	4,602
	Southern Copper Corp.	6.750%	4/16/40	1,550	1,830
	Southern Copper Corp.	5.250%	11/8/42	16,745	16,909
	Southern Copper Corp.	5.875%	4/23/45	18,645	20,310
10	Suzano Austria GmbH	6.000%	1/15/29	7,750	7,769
	Vale Canada Ltd.	7.200%	9/15/32	3,316	3,614
	Vale Overseas Ltd.	5.875%	6/10/21	11,950	12,562
	Vale Overseas Ltd.	4.375%	1/11/22	20,577	20,731
	Vale Overseas Ltd.	6.250%	8/10/26	27,400	30,037
	Vale Overseas Ltd.	8.250%	1/17/34	500	634
	Vale Overseas Ltd.	6.875%	11/21/36	16,720	19,416
	Vale Overseas Ltd.	6.875%	11/10/39	15,265	17,879
	Vale SA	5.625%	9/11/42	4,597	4,718
	Westlake Chemical Corp.	3.600%	8/15/26	19,200	18,036
	Westlake Chemical Corp.	5.000%	8/15/46	12,400	12,180
10	WestRock Co.	3.000%	9/15/24	5,475	5,147
10	WestRock Co.	3.750%	3/15/25	4,025	3,907
10	WestRock Co.	3.375%	9/15/27	4,700	4,369
10	WestRock Co.	4.000%	3/15/28	5,000	4,871
	Westrock MWV LLC	8.200%	1/15/30	5,804	7,505
	WestRock RKT Co.	3.500%	3/1/20	1,975	1,973
	WestRock RKT Co.	4.900%	3/1/22	1,950	2,018
	WestRock RKT Co.	4.000%	3/1/23	3,500	3,513
	Weyerhaeuser Co.	7.375%	10/1/19	5,039	5,245
	Weyerhaeuser Co.	4.700%	3/15/21	570	584
	Weyerhaeuser Co.	3.250%	3/15/23	500	486
	Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,345
	Weyerhaeuser Co.	8.500%	1/15/25	800	973
	Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,582
	Weyerhaeuser Co.	6.875%	12/15/33	1,300	1,585
	Yamana Gold Inc.	4.950%	7/15/24	1,870	1,847
	Yamana Gold Inc.	4.625%	12/15/27	4,000	3,746

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	3,660	3,594
	3M Co.	1.625%	9/19/21	4,425	4,230
	3M Co.	2.000%	6/26/22	3,500	3,355
	3M Co.	2.250%	3/15/23	3,950	3,786
	3M Co.	3.000%	8/7/25	3,450	3,353
	3M Co.	2.250%	9/19/26	6,000	5,450
	3M Co.	2.875%	10/15/27	5,000	4,721

3M Co.	3.875%	6/15/44	1,000	963
3M Co.	3.125%	9/19/46	5,500	4,671
3M Co.	3.625%	10/15/47	4,350	4,061
ABB Finance USA Inc.	2.800%	4/3/20	2,765	2,751
ABB Finance USA Inc.	2.875%	5/8/22	4,810	4,706
ABB Finance USA Inc.	3.375%	4/3/23	250	249
ABB Finance USA Inc.	3.800%	4/3/28	2,325	2,323
ABB Finance USA Inc.	4.375%	5/8/42	1,050	1,062
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	825
Allegion US Holding Co. Inc.	3.200%	10/1/24	900	842
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,819
Bemis Co. Inc.	4.500%	10/15/21	1,205	1,232
Bemis Co. Inc.	3.100%	9/15/26	2,450	2,230
Boeing Capital Corp.	4.700%	10/27/19	4,875	4,960
Boeing Co.	4.875%	2/15/20	5,340	5,473
Boeing Co.	1.650%	10/30/20	4,165	4,061
Boeing Co.	8.750%	8/15/21	290	331
Boeing Co.	2.350%	10/30/21	2,000	1,957
Boeing Co.	2.125%	3/1/22	4,900	4,728
Boeing Co.	2.800%	3/1/23	7,350	7,201
Boeing Co.	1.875%	6/15/23	15,950	14,910
Boeing Co.	2.850%	10/30/24	2,225	2,141
Boeing Co.	2.500%	3/1/25	580	541
Boeing Co.	7.250%	6/15/25	325	390
Boeing Co.	2.600%	10/30/25	5,000	4,677
Boeing Co.	2.250%	6/15/26	1,750	1,586
Boeing Co.	2.800%	3/1/27	1,250	1,174
Boeing Co.	3.250%	3/1/28	2,676	2,605
Boeing Co.	6.125%	2/15/33	6,075	7,487
Boeing Co.	3.300%	3/1/35	2,000	1,828
Boeing Co.	6.625%	2/15/38	525	689
Boeing Co.	3.550%	3/1/38	4,800	4,523
Boeing Co.	6.875%	3/15/39	7,155	9,740
Boeing Co.	5.875%	2/15/40	480	593
Boeing Co.	3.375%	6/15/46	7,000	6,175
Boeing Co.	3.650%	3/1/47	1,950	1,794
Boeing Co.	3.625%	3/1/48	3,800	3,542
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,591
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,723
Carlisle Cos. Inc.	3.750%	12/1/27	2,850	2,702
Caterpillar Financial Services Corp.	2.000%	11/29/19	10,700	10,568
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,400	5,341
Caterpillar Financial Services Corp.	2.100%	1/10/20	575	568
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,750	2,704
Caterpillar Financial Services Corp.	1.850%	9/4/20	14,625	14,230
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,460
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,333
Caterpillar Financial Services Corp.	1.700%	8/9/21	17,800	17,081
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,282
Caterpillar Financial Services Corp.	3.150%	9/7/21	3,000	2,996
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,188	8,826
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,577
Caterpillar Financial Services Corp.	2.400%	6/6/22	12,000	11,634
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	7,742
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,300	1,256
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,500	5,501
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,114

	Caterpillar Financial Services Corp.	3.250%	12/1/24	11,320	11,142
	Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,084
	Caterpillar Inc.	3.900%	5/27/21	13,947	14,188
	Caterpillar Inc.	2.600%	6/26/22	15,425	15,019
	Caterpillar Inc.	3.400%	5/15/24	5,500	5,490
	Caterpillar Inc.	5.300%	9/15/35	2,500	2,815
	Caterpillar Inc.	6.050%	8/15/36	8,816	10,763
	Caterpillar Inc.	5.200%	5/27/41	5,022	5,727
	Caterpillar Inc.	3.803%	8/15/42	18,104	17,237
	Caterpillar Inc.	4.300%	5/15/44	3,830	3,932
	Caterpillar Inc.	4.750%	5/15/64	1,650	1,736
	CNH Industrial Capital LLC	4.375%	11/6/20	5,350	5,417
	CNH Industrial Capital LLC	4.375%	4/5/22	4,200	4,247
	CNH Industrial Capital LLC	4.200%	1/15/24	9,170	9,129
	CNH Industrial NV	3.850%	11/15/27	10,500	9,962
	Crane Co.	4.450%	12/15/23	5,690	5,823
	Crane Co.	4.200%	3/15/48	3,200	2,952
	CRH America Inc.	5.750%	1/15/21	2,165	2,262
	Deere & Co.	4.375%	10/16/19	200	203
	Deere & Co.	2.600%	6/8/22	6,165	6,013
	Deere & Co.	5.375%	10/16/29	4,095	4,631
	Deere & Co.	3.900%	6/9/42	3,562	3,470
	Dover Corp.	4.300%	3/1/21	1,780	1,816
	Dover Corp.	3.150%	11/15/25	10,000	9,517
	Dover Corp.	6.600%	3/15/38	1,475	1,821
	Dover Corp.	5.375%	3/1/41	795	875
	Eagle Materials Inc.	4.500%	8/1/26	4,700	4,718
	Eaton Corp.	2.750%	11/2/22	12,744	12,361
	Eaton Corp.	3.103%	9/15/27	6,275	5,854
	Eaton Corp.	4.000%	11/2/32	4,950	4,927
	Eaton Corp.	4.150%	11/2/42	1,175	1,109
	Eaton Corp.	3.915%	9/15/47	3,800	3,441
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,400	6,409
	Embraer Netherlands Finance BV	5.400%	2/1/27	5,100	5,177
10	Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,444
	Embraer SA	5.150%	6/15/22	3,850	3,984
	Emerson Electric Co.	4.875%	10/15/19	235	239
	Emerson Electric Co.	4.250%	11/15/20	1,307	1,333
	Emerson Electric Co.	2.625%	12/1/21	11,025	10,887
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,372
	Emerson Electric Co.	3.150%	6/1/25	1,700	1,643
	Emerson Electric Co.	5.250%	11/15/39	440	494
	FLIR Systems Inc.	3.125%	6/15/21	1,500	1,474
	Flowserve Corp.	3.500%	9/15/22	13,705	13,341
	Flowserve Corp.	4.000%	11/15/23	4,575	4,523
	Fortive Corp.	2.350%	6/15/21	5,122	4,961
	Fortive Corp.	3.150%	6/15/26	3,750	3,494
	Fortive Corp.	4.300%	6/15/46	7,600	7,224
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,975	2,941
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	11,500	11,538
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	5,200	5,118
	General Dynamics Corp.	2.875%	5/11/20	3,920	3,910
	General Dynamics Corp.	3.000%	5/11/21	6,000	5,968
	General Dynamics Corp.	3.875%	7/15/21	1,925	1,954
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,514
	General Dynamics Corp.	3.375%	5/15/23	22,900	22,850
	General Dynamics Corp.	1.875%	8/15/23	18,100	16,874

General Dynamics Corp.	2.375%	11/15/24	12,000	11,214
General Dynamics Corp.	3.500%	5/15/25	14,743	14,722
General Dynamics Corp.	2.125%	8/15/26	1,500	1,342
General Dynamics Corp.	2.625%	11/15/27	11,165	10,232
General Dynamics Corp.	3.750%	5/15/28	28,000	28,103
General Dynamics Corp.	3.600%	11/15/42	3,064	2,884
General Electric Co.	2.100%	12/11/19	900	890
General Electric Co.	5.500%	1/8/20	12,482	12,808
General Electric Co.	2.200%	1/9/20	9,759	9,625
General Electric Co.	5.550%	5/4/20	3,582	3,696
General Electric Co.	4.375%	9/16/20	12,172	12,396
General Electric Co.	4.625%	1/7/21	6,678	6,879
General Electric Co.	5.300%	2/11/21	10,647	11,091
General Electric Co.	4.650%	10/17/21	8,692	9,008
General Electric Co.	3.150%	9/7/22	7,206	7,110
General Electric Co.	2.700%	10/9/22	23,590	22,788
General Electric Co.	3.100%	1/9/23	11,473	11,227
General Electric Co.	3.375%	3/11/24	19,300	18,931
General Electric Co.	3.450%	5/15/24	3,092	3,031
General Electric Co.	6.750%	3/15/32	20,109	24,311
General Electric Co.	6.150%	8/7/37	8,696	10,093
General Electric Co.	5.875%	1/14/38	26,736	29,855
General Electric Co.	6.875%	1/10/39	15,228	18,996
General Electric Co.	4.125%	10/9/42	25,200	22,630
General Electric Co.	4.500%	3/11/44	24,445	23,071
Harris Corp.	2.700%	4/27/20	3,000	2,969
Harris Corp.	3.832%	4/27/25	9,659	9,433
Harris Corp.	4.854%	4/27/35	1,800	1,840
Harris Corp.	6.150%	12/15/40	2,625	3,078
Harris Corp.	5.054%	4/27/45	2,595	2,706
Hexcel Corp.	4.700%	8/15/25	1,450	1,478
Honeywell International Inc.	1.400%	10/30/19	4,350	4,284
Honeywell International Inc.	1.800%	10/30/19	3,300	3,268
Honeywell International Inc.	4.250%	3/1/21	10,530	10,819
Honeywell International Inc.	1.850%	11/1/21	8,200	7,861
Honeywell International Inc.	3.350%	12/1/23	10,025	10,012
Honeywell International Inc.	2.500%	11/1/26	2,700	2,498
Honeywell International Inc.	5.700%	3/15/36	4,580	5,444
Honeywell International Inc.	5.700%	3/15/37	4,595	5,528
Honeywell International Inc.	5.375%	3/1/41	8,145	9,450
Hubbell Inc.	3.350%	3/1/26	2,800	2,647
Hubbell Inc.	3.150%	8/15/27	3,425	3,143
Hubbell Inc.	3.500%	2/15/28	11,645	10,921
Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,575	17,391
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,894
Illinois Tool Works Inc.	3.500%	3/1/24	7,687	7,741
Illinois Tool Works Inc.	2.650%	11/15/26	15,800	14,599
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	3,933
Illinois Tool Works Inc.	3.900%	9/1/42	10,217	10,014
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,473
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	12,575	12,873
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,439
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,688
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,866	3,817
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,250	2,198
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	2,900	2,875
John Deere Capital Corp.	1.250%	10/9/19	11,550	11,338

John Deere Capital Corp.	1.700%	1/15/20	5,400	5,305
John Deere Capital Corp.	2.050%	3/10/20	5,525	5,448
John Deere Capital Corp.	2.200%	3/13/20	2,950	2,909
John Deere Capital Corp.	1.950%	6/22/20	3,950	3,879
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,095
John Deere Capital Corp.	2.350%	1/8/21	2,000	1,966
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,519
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,074
John Deere Capital Corp.	2.875%	3/12/21	10,025	9,930
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,410
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,678
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,050
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,193
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,207
John Deere Capital Corp.	2.150%	9/8/22	10,250	9,761
John Deere Capital Corp.	2.700%	1/6/23	300	291
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,404
John Deere Capital Corp.	2.800%	3/6/23	10,550	10,285
John Deere Capital Corp.	3.450%	6/7/23	800	799
John Deere Capital Corp.	3.350%	6/12/24	9,931	9,777
John Deere Capital Corp.	2.650%	6/24/24	3,000	2,853
John Deere Capital Corp.	3.450%	3/13/25	17,240	17,038
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,714
John Deere Capital Corp.	2.650%	6/10/26	2,000	1,856
John Deere Capital Corp.	2.800%	9/8/27	2,100	1,943
John Deere Capital Corp.	3.050%	1/6/28	10,500	9,942
Johnson Controls International plc	5.000%	3/30/20	2,100	2,143
Johnson Controls International plc	4.250%	3/1/21	2,230	2,260
Johnson Controls International plc	3.750%	12/1/21	1,425	1,429
Johnson Controls International plc	3.625%	7/2/24	4,625	4,561
Johnson Controls International plc	3.900%	2/14/26	6,200	6,097
Johnson Controls International plc	6.000%	1/15/36	950	1,077
Johnson Controls International plc	5.700%	3/1/41	1,045	1,108
Johnson Controls International plc	4.625%	7/2/44	14,500	14,214
Johnson Controls International plc	5.125%	9/14/45	14,930	15,480
Johnson Controls International plc	4.500%	2/15/47	8,495	8,079
Johnson Controls International plc	4.950%	7/2/64	5,125	4,947
Kennametal Inc.	3.875%	2/15/22	1,575	1,561
Kennametal Inc.	4.625%	6/15/28	6,620	6,584
L3 Technologies Inc.	4.950%	2/15/21	9,125	9,374
L3 Technologies Inc.	3.850%	6/15/23	8,950	8,951
L3 Technologies Inc.	3.950%	5/28/24	1,040	1,027
L3 Technologies Inc.	3.850%	12/15/26	5,500	5,296
L3 Technologies Inc.	4.400%	6/15/28	5,350	5,320
Lafarge SA	7.125%	7/15/36	2,825	3,418
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,636
Leggett & Platt Inc.	3.500%	11/15/27	15,475	14,456
Legrand France SA	8.500%	2/15/25	2,150	2,629
Lennox International Inc.	3.000%	11/15/23	1,000	948
Lockheed Martin Corp.	4.250%	11/15/19	5,393	5,462
Lockheed Martin Corp.	2.500%	11/23/20	16,120	15,897
Lockheed Martin Corp.	3.350%	9/15/21	9,254	9,263
Lockheed Martin Corp.	3.100%	1/15/23	9,780	9,631
Lockheed Martin Corp.	2.900%	3/1/25	425	405
Lockheed Martin Corp.	3.550%	1/15/26	16,000	15,803
Lockheed Martin Corp.	3.600%	3/1/35	9,240	8,629
Lockheed Martin Corp.	4.500%	5/15/36	2,600	2,700

	Lockheed Martin Corp.	6.150%	9/1/36	7,685	9,318
	Lockheed Martin Corp.	5.720%	6/1/40	3,301	3,890
	Lockheed Martin Corp.	4.070%	12/15/42	3,825	3,716
	Lockheed Martin Corp.	3.800%	3/1/45	1,575	1,456
	Lockheed Martin Corp.	4.700%	5/15/46	10,250	10,926
	Lockheed Martin Corp.	4.090%	9/15/52	4,786	4,550
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,270	1,276
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	2,961
	Martin Marietta Materials Inc.	3.500%	12/15/27	5,000	4,609
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	6,501
	Masco Corp.	7.125%	3/15/20	583	612
	Masco Corp.	3.500%	4/1/21	2,730	2,712
	Masco Corp.	5.950%	3/15/22	583	622
	Masco Corp.	4.450%	4/1/25	4,700	4,745
	Masco Corp.	4.375%	4/1/26	4,300	4,276
	Masco Corp.	3.500%	11/15/27	6,550	5,998
	Masco Corp.	7.750%	8/1/29	561	670
	Masco Corp.	6.500%	8/15/32	54	59
	Masco Corp.	4.500%	5/15/47	5,000	4,285
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,128
	Northrop Grumman Corp.	2.080%	10/15/20	6,575	6,419
	Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,658
	Northrop Grumman Corp.	2.550%	10/15/22	4,600	4,417
	Northrop Grumman Corp.	3.250%	8/1/23	11,575	11,333
	Northrop Grumman Corp.	2.930%	1/15/25	8,400	7,975
	Northrop Grumman Corp.	3.200%	2/1/27	7,500	7,071
	Northrop Grumman Corp.	3.250%	1/15/28	15,700	14,766
	Northrop Grumman Corp.	5.050%	11/15/40	1,775	1,886
	Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,177
	Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,727
	Northrop Grumman Corp.	4.030%	10/15/47	4,525	4,239
	Northrop Grumman Systems Corp.	7.750%	2/15/31	2,670	3,521
10	Nvent Finance Sarl	3.950%	4/15/23	2,100	2,055
10	Nvent Finance Sarl	4.550%	4/15/28	3,850	3,744
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,292
	Owens Corning	4.200%	12/15/22	19,686	19,733
	Owens Corning	3.400%	8/15/26	1,400	1,285
	Owens Corning	7.000%	12/1/36	3,752	4,259
	Owens Corning	4.300%	7/15/47	1,350	1,093
	Owens Corning	4.400%	1/30/48	3,200	2,639
	Parker-Hannifin Corp.	3.500%	9/15/22	7,646	7,647
	Parker-Hannifin Corp.	3.300%	11/21/24	11,500	11,264
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	13,259
	Parker-Hannifin Corp.	4.200%	11/21/34	2,850	2,857
	Parker-Hannifin Corp.	6.250%	5/15/38	550	684
	Parker-Hannifin Corp.	4.450%	11/21/44	4,270	4,363
	Parker-Hannifin Corp.	4.100%	3/1/47	5,500	5,454
	Pentair Finance SA	2.650%	12/1/19	1,750	1,739
	Precision Castparts Corp.	2.250%	6/15/20	1,345	1,323
	Precision Castparts Corp.	2.500%	1/15/23	13,970	13,426
	Precision Castparts Corp.	3.250%	6/15/25	15,550	15,096
	Precision Castparts Corp.	3.900%	1/15/43	6,075	5,721
	Precision Castparts Corp.	4.375%	6/15/45	5,962	6,081
	Raytheon Co.	4.400%	2/15/20	450	458
	Raytheon Co.	3.125%	10/15/20	4,375	4,371
	Raytheon Co.	2.500%	12/15/22	18,875	18,232
	Raytheon Co.	3.150%	12/15/24	2,300	2,227

Raytheon Co.	7.200%	8/15/27	1,010	1,258
Raytheon Co.	4.875%	10/15/40	650	724
Raytheon Co.	4.700%	12/15/41	6,350	6,918
Raytheon Co.	4.200%	12/15/44	2,795	2,863
Republic Services Inc.	5.000%	3/1/20	5,200	5,329
Republic Services Inc.	5.250%	11/15/21	8,838	9,301
Republic Services Inc.	3.550%	6/1/22	475	475
Republic Services Inc.	4.750%	5/15/23	525	547
Republic Services Inc.	3.200%	3/15/25	1,500	1,443
Republic Services Inc.	2.900%	7/1/26	8,525	7,887
Republic Services Inc.	6.200%	3/1/40	3,440	4,142
Republic Services Inc.	5.700%	5/15/41	8,365	9,650
Rockwell Automation Inc.	2.050%	3/1/20	3,800	3,737
Rockwell Collins Inc.	3.100%	11/15/21	1,000	982
Rockwell Collins Inc.	2.800%	3/15/22	7,000	6,798
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,747
Rockwell Collins Inc.	3.200%	3/15/24	7,000	6,753
Rockwell Collins Inc.	3.500%	3/15/27	9,600	9,097
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,285
Rockwell Collins Inc.	4.350%	4/15/47	8,700	8,333
Roper Technologies Inc.	3.000%	12/15/20	4,075	4,039
Roper Technologies Inc.	2.800%	12/15/21	14,400	14,070
Roper Technologies Inc.	3.125%	11/15/22	400	391
Roper Technologies Inc.	3.850%	12/15/25	1,925	1,879
Roper Technologies Inc.	3.800%	12/15/26	16,834	16,366
Snap-on Inc.	6.125%	9/1/21	3,135	3,363
Snap-on Inc.	3.250%	3/1/27	1,900	1,821
Snap-on Inc.	4.100%	3/1/48	2,800	2,772
Sonoco Products Co.	5.750%	11/1/40	4,085	4,463
Spirit AeroSystems Inc.	3.950%	6/15/23	13,500	13,462
Spirit AeroSystems Inc.	3.850%	6/15/26	10,785	10,303
Spirit AeroSystems Inc.	4.600%	6/15/28	13,530	13,434
Stanley Black & Decker Inc.	3.400%	12/1/21	4,075	4,072
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,507
Stanley Black & Decker Inc.	5.200%	9/1/40	2,750	3,012
Textron Inc.	4.300%	3/1/24	2,675	2,684
Textron Inc.	3.875%	3/1/25	7,600	7,452
Textron Inc.	4.000%	3/15/26	6,100	5,990
Textron Inc.	3.650%	3/15/27	26,211	24,846
Textron Inc.	3.375%	3/1/28	5,450	5,023
Timken Co.	3.875%	9/1/24	1,000	974
Timken Co.	4.500%	12/15/28	10,120	9,979
United Technologies Corp.	1.500%	11/1/19	4,050	3,985
United Technologies Corp.	4.500%	4/15/20	7,300	7,436
United Technologies Corp.	1.900%	5/4/20	8,700	8,523
United Technologies Corp.	3.350%	8/16/21	975	974
United Technologies Corp.	1.950%	11/1/21	9,050	8,653
United Technologies Corp.	3.100%	6/1/22	14,168	13,933
United Technologies Corp.	3.650%	8/16/23	17,000	16,920
United Technologies Corp.	2.800%	5/4/24	11,250	10,679
United Technologies Corp.	3.950%	8/16/25	7,075	7,027
United Technologies Corp.	2.650%	11/1/26	4,350	3,922
United Technologies Corp.	3.125%	5/4/27	350	326
United Technologies Corp.	6.700%	8/1/28	325	391
United Technologies Corp.	4.125%	11/16/28	33,652	33,518
United Technologies Corp.	7.500%	9/15/29	3,775	4,778
United Technologies Corp.	5.400%	5/1/35	700	760

United Technologies Corp.	6.050%	6/1/36	4,815	5,602
United Technologies Corp.	6.125%	7/15/38	10,800	12,706
United Technologies Corp.	4.450%	11/16/38	10,040	9,922
United Technologies Corp.	5.700%	4/15/40	9,325	10,662
United Technologies Corp.	4.500%	6/1/42	24,565	24,247
United Technologies Corp.	4.150%	5/15/45	8,400	7,835
United Technologies Corp.	3.750%	11/1/46	6,800	5,903
United Technologies Corp.	4.050%	5/4/47	5,100	4,656
United Technologies Corp.	4.625%	11/16/48	20,360	20,344
Valmont Industries Inc.	5.000%	10/1/44	7,550	6,793
Valmont Industries Inc.	5.250%	10/1/54	3,275	2,826
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,751
Vulcan Materials Co.	4.500%	6/15/47	6,455	5,732
Wabtec Corp.	4.150%	3/15/24	4,000	3,970
Wabtec Corp.	3.450%	11/15/26	6,375	5,853
Waste Management Inc.	4.750%	6/30/20	4,700	4,824
Waste Management Inc.	4.600%	3/1/21	6,375	6,549
Waste Management Inc.	2.900%	9/15/22	100	98
Waste Management Inc.	2.400%	5/15/23	9,676	9,215
Waste Management Inc.	3.500%	5/15/24	5,785	5,725
Waste Management Inc.	3.125%	3/1/25	7,735	7,524
Waste Management Inc.	3.150%	11/15/27	1,000	951
Waste Management Inc.	3.900%	3/1/35	4,785	4,660
Waste Management Inc.	4.100%	3/1/45	6,250	6,151
WW Grainger Inc.	4.600%	6/15/45	11,325	11,791
WW Grainger Inc.	3.750%	5/15/46	2,525	2,291
WW Grainger Inc.	4.200%	5/15/47	4,500	4,420
Xylem Inc.	3.250%	11/1/26	5,950	5,576
Xylem Inc.	4.375%	11/1/46	4,180	4,021

Communication (2.4%)
21st Century Fox America Inc.	5.650%	8/15/20	3,500	3,638
21st Century Fox America Inc.	4.500%	2/15/21	8,625	8,872
21st Century Fox America Inc.	3.000%	9/15/22	22,439	22,072
21st Century Fox America Inc.	4.000%	10/1/23	3,018	3,062
21st Century Fox America Inc.	3.700%	9/15/24	5,175	5,179
21st Century Fox America Inc.	3.700%	10/15/25	4,750	4,717
21st Century Fox America Inc.	3.375%	11/15/26	8,000	7,773
21st Century Fox America Inc.	6.550%	3/15/33	2,415	2,991
21st Century Fox America Inc.	6.200%	12/15/34	8,795	10,849
21st Century Fox America Inc.	6.400%	12/15/35	12,950	16,491
21st Century Fox America Inc.	8.150%	10/17/36	3,245	4,643
21st Century Fox America Inc.	6.150%	3/1/37	15,145	18,842
21st Century Fox America Inc.	6.900%	8/15/39	10,370	14,097
21st Century Fox America Inc.	6.150%	2/15/41	13,089	16,615
21st Century Fox America Inc.	5.400%	10/1/43	6,133	7,193
21st Century Fox America Inc.	4.750%	9/15/44	11,795	12,389
21st Century Fox America Inc.	7.750%	12/1/45	3,150	4,604
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,481
Activision Blizzard Inc.	2.600%	6/15/22	3,275	3,172
Activision Blizzard Inc.	3.400%	9/15/26	8,395	7,981
Activision Blizzard Inc.	3.400%	6/15/27	3,350	3,158
Activision Blizzard Inc.	4.500%	6/15/47	3,520	3,335
America Movil SAB de CV	5.000%	10/16/19	10,575	10,735
America Movil SAB de CV	5.000%	3/30/20	18,518	18,932
America Movil SAB de CV	3.125%	7/16/22	15,400	15,080
America Movil SAB de CV	6.375%	3/1/35	10,400	12,248

	America Movil SAB de CV	6.125%	11/15/37	2,850	3,300
	America Movil SAB de CV	6.125%	3/30/40	16,565	19,419
	America Movil SAB de CV	4.375%	7/16/42	9,675	9,391
	American Tower Corp.	2.800%	6/1/20	4,850	4,794
	American Tower Corp.	5.050%	9/1/20	1,450	1,490
	American Tower Corp.	3.300%	2/15/21	6,075	6,031
	American Tower Corp.	3.450%	9/15/21	7,675	7,644
	American Tower Corp.	5.900%	11/1/21	8,040	8,552
	American Tower Corp.	2.250%	1/15/22	3,150	2,995
	American Tower Corp.	4.700%	3/15/22	5,000	5,161
	American Tower Corp.	3.500%	1/31/23	27,178	26,770
	American Tower Corp.	5.000%	2/15/24	10,200	10,655
	American Tower Corp.	4.000%	6/1/25	5,750	5,653
	American Tower Corp.	4.400%	2/15/26	1,500	1,501
	American Tower Corp.	3.375%	10/15/26	6,195	5,771
	American Tower Corp.	3.125%	1/15/27	3,075	2,796
	American Tower Corp.	3.550%	7/15/27	6,375	5,964
	American Tower Corp.	3.600%	1/15/28	5,805	5,423
	AT&T Corp.	8.250%	11/15/31	5,035	6,539
	AT&T Inc.	5.875%	10/1/19	7,150	7,340
	AT&T Inc.	5.200%	3/15/20	13,360	13,759
	AT&T Inc.	2.450%	6/30/20	21,900	21,596
	AT&T Inc.	4.600%	2/15/21	10,975	11,249
	AT&T Inc.	2.800%	2/17/21	75	74
	AT&T Inc.	5.000%	3/1/21	29,325	30,291
	AT&T Inc.	4.450%	5/15/21	4,750	4,863
	AT&T Inc.	3.200%	3/1/22	10,325	10,168
	AT&T Inc.	3.800%	3/15/22	10,550	10,588
	AT&T Inc.	3.000%	6/30/22	28,045	27,339
	AT&T Inc.	3.600%	2/17/23	35,405	35,126
	AT&T Inc.	3.800%	3/1/24	6,544	6,469
	AT&T Inc.	4.450%	4/1/24	9,279	9,435
	AT&T Inc.	3.950%	1/15/25	10,000	9,844
	AT&T Inc.	3.400%	5/15/25	46,413	44,172
	AT&T Inc.	4.125%	2/17/26	23,386	23,065
	AT&T Inc.	4.250%	3/1/27	18,295	18,048
10	AT&T Inc.	4.100%	2/15/28	21,444	20,771
10	AT&T Inc.	4.300%	2/15/30	34,125	32,921
	AT&T Inc.	4.500%	5/15/35	22,500	20,998
	AT&T Inc.	5.250%	3/1/37	26,713	26,649
10	AT&T Inc.	4.900%	8/15/37	24,075	23,052
	AT&T Inc.	6.350%	3/15/40	8,700	9,555
	AT&T Inc.	6.000%	8/15/40	925	986
	AT&T Inc.	5.350%	9/1/40	21,853	21,657
	AT&T Inc.	6.375%	3/1/41	7,875	8,681
	AT&T Inc.	5.550%	8/15/41	50	50
	AT&T Inc.	5.150%	3/15/42	17,734	17,102
	AT&T Inc.	4.300%	12/15/42	15,211	13,131
	AT&T Inc.	4.800%	6/15/44	24,855	22,891
	AT&T Inc.	4.350%	6/15/45	27,998	24,041
	AT&T Inc.	4.750%	5/15/46	30,683	28,000
10	AT&T Inc.	5.150%	11/15/46	35,227	33,665
	AT&T Inc.	5.450%	3/1/47	20,900	20,899
	AT&T Inc.	4.500%	3/9/48	22,008	19,250
	AT&T Inc.	4.550%	3/9/49	19,313	17,004
10	AT&T Inc.	5.150%	2/15/50	20,275	19,160
	AT&T Inc.	5.700%	3/1/57	5,870	5,943

10	AT&T Inc.	5.300%	8/15/58	8,051	7,669
	Bell Canada Inc.	4.464%	4/1/48	6,525	6,384
	British Telecommunications plc	9.625%	12/15/30	23,017	32,641
	CBS Corp.	4.300%	2/15/21	4,150	4,212
	CBS Corp.	3.375%	3/1/22	1,000	986
	CBS Corp.	2.500%	2/15/23	8,650	8,139
10	CBS Corp.	2.900%	6/1/23	3,550	3,368
	CBS Corp.	3.700%	8/15/24	3,925	3,817
	CBS Corp.	3.500%	1/15/25	4,825	4,600
	CBS Corp.	4.000%	1/15/26	3,000	2,927
	CBS Corp.	2.900%	1/15/27	17,075	15,275
	CBS Corp.	3.375%	2/15/28	5,875	5,364
10	CBS Corp.	3.700%	6/1/28	4,175	3,896
	CBS Corp.	5.500%	5/15/33	3,700	3,869
	CBS Corp.	5.900%	10/15/40	2,525	2,766
	CBS Corp.	4.850%	7/1/42	10,293	9,943
	CBS Corp.	4.900%	8/15/44	4,645	4,520
	CBS Corp.	4.600%	1/15/45	5,365	5,069
	CC Holdings GS V LLC / Crown Castle GS
	III Corp.	3.849%	4/15/23	14,350	14,257
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	14,810	14,803
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	25,615	26,042
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.500%	2/1/24	11,310	11,380
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	38,825	39,405
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	20,330	18,763
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	20,215	21,601
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	4/1/38	7,775	7,517
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.484%	10/23/45	30,680	32,860
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	21,550	20,435
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.750%	4/1/48	14,975	14,916
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.834%	10/23/55	2,950	3,244
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	2,075	2,526
	Comcast Corp.	5.150%	3/1/20	4,630	4,761
	Comcast Corp.	3.125%	7/15/22	12,865	12,701

	Comcast Corp.	2.850%	1/15/23	4,520	4,383
	Comcast Corp.	2.750%	3/1/23	14,675	14,178
	Comcast Corp.	3.000%	2/1/24	20,825	20,060
	Comcast Corp.	3.600%	3/1/24	4,275	4,224
	Comcast Corp.	3.375%	2/15/25	7,700	7,426
	Comcast Corp.	3.375%	8/15/25	14,532	14,030
	Comcast Corp.	3.150%	3/1/26	19,975	18,841
	Comcast Corp.	2.350%	1/15/27	13,315	11,706
	Comcast Corp.	3.300%	2/1/27	12,135	11,460
	Comcast Corp.	3.150%	2/15/28	13,825	12,800
	Comcast Corp.	3.550%	5/1/28	7,462	7,137
	Comcast Corp.	4.250%	1/15/33	12,025	11,767
	Comcast Corp.	7.050%	3/15/33	2,200	2,747
	Comcast Corp.	4.200%	8/15/34	9,875	9,489
	Comcast Corp.	5.650%	6/15/35	4,250	4,683
	Comcast Corp.	4.400%	8/15/35	17,505	17,121
	Comcast Corp.	6.500%	11/15/35	13,450	16,225
	Comcast Corp.	3.200%	7/15/36	8,175	6,814
	Comcast Corp.	6.450%	3/15/37	7,625	9,082
	Comcast Corp.	6.950%	8/15/37	11,150	13,804
	Comcast Corp.	3.900%	3/1/38	7,525	6,882
	Comcast Corp.	6.400%	5/15/38	4,604	5,456
	Comcast Corp.	6.550%	7/1/39	3,475	4,186
	Comcast Corp.	6.400%	3/1/40	6,325	7,548
	Comcast Corp.	4.650%	7/15/42	18,210	18,008
	Comcast Corp.	4.500%	1/15/43	4,250	4,099
	Comcast Corp.	4.600%	8/15/45	15,225	14,839
	Comcast Corp.	3.400%	7/15/46	11,275	9,122
	Comcast Corp.	3.969%	11/1/47	27,968	24,792
	Comcast Corp.	3.999%	11/1/49	23,386	20,832
	Comcast Corp.	4.049%	11/1/52	8,780	7,735
	Crown Castle International Corp.	3.400%	2/15/21	12,625	12,592
	Crown Castle International Corp.	2.250%	9/1/21	8,558	8,215
	Crown Castle International Corp.	4.875%	4/15/22	2,500	2,574
	Crown Castle International Corp.	5.250%	1/15/23	7,490	7,859
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,314
	Crown Castle International Corp.	3.200%	9/1/24	6,325	6,011
	Crown Castle International Corp.	4.450%	2/15/26	12,170	12,235
	Crown Castle International Corp.	3.700%	6/15/26	13,630	12,991
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,194
	Crown Castle International Corp.	3.650%	9/1/27	10,625	9,950
	Crown Castle International Corp.	3.800%	2/15/28	9,050	8,580
	Crown Castle International Corp.	4.750%	5/15/47	3,350	3,174
	Deutsche Telekom International Finance
	BV	8.750%	6/15/30	35,833	48,106
10	Discovery Communications LLC	2.750%	11/15/19	4,650	4,616
10	Discovery Communications LLC	2.800%	6/15/20	3,950	3,910
	Discovery Communications LLC	4.375%	6/15/21	1,420	1,445
	Discovery Communications LLC	3.300%	5/15/22	3,725	3,636
10	Discovery Communications LLC	3.500%	6/15/22	2,900	2,853
	Discovery Communications LLC	2.950%	3/20/23	10,100	9,676
	Discovery Communications LLC	3.250%	4/1/23	1,325	1,274
	Discovery Communications LLC	3.800%	3/13/24	3,500	3,430
10	Discovery Communications LLC	3.900%	11/15/24	4,175	4,082
	Discovery Communications LLC	3.450%	3/15/25	3,450	3,258
10	Discovery Communications LLC	3.950%	6/15/25	6,140	5,983
	Discovery Communications LLC	4.900%	3/11/26	12,125	12,418

Discovery Communications LLC	3.950%	3/20/28	14,775	14,040
Discovery Communications LLC	5.000%	9/20/37	10,662	10,384
Discovery Communications LLC	6.350%	6/1/40	7,835	8,621
Discovery Communications LLC	4.950%	5/15/42	4,460	4,201
Discovery Communications LLC	4.875%	4/1/43	7,915	7,386
Discovery Communications LLC	5.200%	9/20/47	10,496	10,253
Electronic Arts Inc.	3.700%	3/1/21	10,060	10,133
Electronic Arts Inc.	4.800%	3/1/26	4,135	4,317
Grupo Televisa SAB	6.625%	3/18/25	1,875	2,116
Grupo Televisa SAB	4.625%	1/30/26	7,320	7,411
Grupo Televisa SAB	8.500%	3/11/32	275	348
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,524
Grupo Televisa SAB	5.000%	5/13/45	20,035	18,700
Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,000	2,000
Interpublic Group of Cos. Inc.	3.750%	10/1/21	2,575	2,580
Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,696	9,597
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,331
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,850	4,856
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,810	6,760
Koninklijke KPN NV	8.375%	10/1/30	5,200	6,685
Moody's Corp.	5.500%	9/1/20	3,638	3,783
Moody's Corp.	3.250%	6/7/21	1,900	1,894
Moody's Corp.	2.750%	12/15/21	2,884	2,820
Moody's Corp.	4.500%	9/1/22	19,908	20,500
Moody's Corp.	4.875%	2/15/24	3,750	3,917
Moody's Corp.	5.250%	7/15/44	5,515	6,053
NBCUniversal Media LLC	5.150%	4/30/20	17,713	18,256
NBCUniversal Media LLC	4.375%	4/1/21	15,520	15,886
NBCUniversal Media LLC	2.875%	1/15/23	24,149	23,416
NBCUniversal Media LLC	6.400%	4/30/40	6,250	7,501
NBCUniversal Media LLC	5.950%	4/1/41	3,395	3,869
NBCUniversal Media LLC	4.450%	1/15/43	13,525	12,910
Omnicom Group Inc.	4.450%	8/15/20	7,975	8,133
Omnicom Group Inc.	3.625%	5/1/22	11,826	11,766
Omnicom Group Inc.	3.650%	11/1/24	7,375	7,180
Omnicom Group Inc.	3.600%	4/15/26	11,175	10,604
Orange SA	1.625%	11/3/19	14,750	14,525
Orange SA	4.125%	9/14/21	10,710	10,976
Orange SA	9.000%	3/1/31	15,090	21,344
Orange SA	5.375%	1/13/42	12,870	14,133
Orange SA	5.500%	2/6/44	4,770	5,348
RELX Capital Inc.	3.125%	10/15/22	7,634	7,449
RELX Capital Inc.	3.500%	3/16/23	6,300	6,221
Rogers Communications Inc.	3.000%	3/15/23	3,025	2,931
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,473
Rogers Communications Inc.	3.625%	12/15/25	5,285	5,151
Rogers Communications Inc.	2.900%	11/15/26	4,250	3,900
Rogers Communications Inc.	7.500%	8/15/38	300	398
Rogers Communications Inc.	4.500%	3/15/43	4,215	4,065
Rogers Communications Inc.	5.000%	3/15/44	8,027	8,324
Rogers Communications Inc.	4.300%	2/15/48	12,000	11,557
S&P Global Inc.	3.300%	8/14/20	5,950	5,950
S&P Global Inc.	4.000%	6/15/25	6,225	6,241
S&P Global Inc.	4.400%	2/15/26	7,900	8,108
S&P Global Inc.	2.950%	1/22/27	4,175	3,864
S&P Global Inc.	6.550%	11/15/37	3,525	4,403
S&P Global Inc.	4.500%	5/15/48	4,700	4,708

TCI Communications Inc.	7.875%	2/15/26	1,675	2,053
TCI Communications Inc.	7.125%	2/15/28	725	866
Telefonica Emisiones SAU	5.134%	4/27/20	4,500	4,624
Telefonica Emisiones SAU	5.462%	2/16/21	25,654	26,775
Telefonica Emisiones SAU	4.570%	4/27/23	5,975	6,139
Telefonica Emisiones SAU	4.103%	3/8/27	14,275	13,712
Telefonica Emisiones SAU	7.045%	6/20/36	18,442	22,136
Telefonica Emisiones SAU	4.665%	3/6/38	6,550	6,187
Telefonica Emisiones SAU	5.213%	3/8/47	25,605	24,955
Telefonica Emisiones SAU	4.895%	3/6/48	7,500	6,978
Telefonica Europe BV	8.250%	9/15/30	7,150	9,178
TELUS Corp.	2.800%	2/16/27	8,525	7,733
Thomson Reuters Corp.	4.700%	10/15/19	1,525	1,552
Thomson Reuters Corp.	3.950%	9/30/21	3,125	3,128
Thomson Reuters Corp.	4.300%	11/23/23	4,575	4,660
Thomson Reuters Corp.	3.850%	9/29/24	13,700	13,423
Thomson Reuters Corp.	3.350%	5/15/26	3,125	2,883
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,181
Thomson Reuters Corp.	5.850%	4/15/40	10,370	11,279
Thomson Reuters Corp.	4.500%	5/23/43	525	487
Thomson Reuters Corp.	5.650%	11/23/43	7,775	8,172
Time Warner Cable LLC	5.000%	2/1/20	5,495	5,607
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,540
Time Warner Cable LLC	4.000%	9/1/21	9,950	9,987
Time Warner Cable LLC	6.550%	5/1/37	12,970	14,069
Time Warner Cable LLC	7.300%	7/1/38	14,308	16,391
Time Warner Cable LLC	6.750%	6/15/39	13,392	14,593
Time Warner Cable LLC	5.875%	11/15/40	10,185	10,205
Time Warner Cable LLC	5.500%	9/1/41	15,600	14,983
Time Warner Cable LLC	4.500%	9/15/42	11,827	9,965
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,650	4,552
Time Warner Inc.	4.700%	1/15/21	7,100	7,288
Time Warner Inc.	4.750%	3/29/21	7,975	8,215
Time Warner Inc.	4.000%	1/15/22	3,726	3,766
Time Warner Inc.	3.400%	6/15/22	6,601	6,518
Time Warner Inc.	4.050%	12/15/23	4,340	4,367
Time Warner Inc.	3.550%	6/1/24	5,200	5,041
Time Warner Inc.	3.600%	7/15/25	17,650	16,905
Time Warner Inc.	3.875%	1/15/26	13,986	13,537
Time Warner Inc.	3.800%	2/15/27	23,219	22,199
Time Warner Inc.	6.100%	7/15/40	2,000	2,130
Time Warner Inc.	5.375%	10/15/41	6,930	6,864
Time Warner Inc.	4.900%	6/15/42	7,215	6,746
Time Warner Inc.	5.350%	12/15/43	17,800	17,513
Time Warner Inc.	4.650%	6/1/44	9,930	8,929
Verizon Communications Inc.	2.625%	2/21/20	10,714	10,646
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,800
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,104
Verizon Communications Inc.	1.750%	8/15/21	7,225	6,926
Verizon Communications Inc.	3.000%	11/1/21	16,358	16,181
Verizon Communications Inc.	3.500%	11/1/21	12,110	12,151
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,383
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,073
Verizon Communications Inc.	5.150%	9/15/23	36,255	38,773
Verizon Communications Inc.	4.150%	3/15/24	17,925	18,279
Verizon Communications Inc.	3.500%	11/1/24	23,200	22,842
Verizon Communications Inc.	3.376%	2/15/25	34,366	33,421

	Verizon Communications Inc.	2.625%	8/15/26	20,185	18,296
	Verizon Communications Inc.	4.125%	3/16/27	21,925	21,942
10	Verizon Communications Inc.	4.329%	9/21/28	39,215	39,444
	Verizon Communications Inc.	4.500%	8/10/33	34,125	33,673
	Verizon Communications Inc.	4.400%	11/1/34	31,183	30,410
	Verizon Communications Inc.	4.272%	1/15/36	26,474	25,232
	Verizon Communications Inc.	5.250%	3/16/37	32,230	34,278
	Verizon Communications Inc.	4.812%	3/15/39	18,370	18,470
	Verizon Communications Inc.	4.750%	11/1/41	11,950	11,736
	Verizon Communications Inc.	3.850%	11/1/42	11,774	10,233
	Verizon Communications Inc.	4.125%	8/15/46	13,000	11,659
	Verizon Communications Inc.	4.862%	8/21/46	48,425	48,585
	Verizon Communications Inc.	5.500%	3/16/47	11,700	12,714
	Verizon Communications Inc.	4.522%	9/15/48	39,551	37,334
	Verizon Communications Inc.	5.012%	4/15/49	34,337	35,052
	Verizon Communications Inc.	5.012%	8/21/54	46,377	46,390
	Verizon Communications Inc.	4.672%	3/15/55	34,070	32,204
	Viacom Inc.	3.875%	12/15/21	4,090	4,100
	Viacom Inc.	4.250%	9/1/23	21,450	21,607
	Viacom Inc.	3.875%	4/1/24	4,989	4,901
	Viacom Inc.	3.450%	10/4/26	9,035	8,441
	Viacom Inc.	6.875%	4/30/36	4,610	5,246
	Viacom Inc.	4.375%	3/15/43	13,810	12,057
	Viacom Inc.	5.850%	9/1/43	14,335	14,969
	Vodafone Group plc	4.375%	3/16/21	3,568	3,648
	Vodafone Group plc	2.500%	9/26/22	6,325	6,068
	Vodafone Group plc	2.950%	2/19/23	10,320	9,954
	Vodafone Group plc	3.750%	1/16/24	17,500	17,303
	Vodafone Group plc	4.125%	5/30/25	15,300	15,230
	Vodafone Group plc	4.375%	5/30/28	30,200	29,734
	Vodafone Group plc	7.875%	2/15/30	6,163	7,628
	Vodafone Group plc	6.250%	11/30/32	5,145	5,718
	Vodafone Group plc	6.150%	2/27/37	9,895	10,974
	Vodafone Group plc	5.000%	5/30/38	14,750	14,604
	Vodafone Group plc	4.375%	2/19/43	12,155	10,855
	Vodafone Group plc	5.250%	5/30/48	28,695	28,779
	Walt Disney Co.	1.950%	3/4/20	4,275	4,219
	Walt Disney Co.	1.800%	6/5/20	5,875	5,756
	Walt Disney Co.	2.150%	9/17/20	4,400	4,318
	Walt Disney Co.	2.300%	2/12/21	5,600	5,495
	Walt Disney Co.	2.750%	8/16/21	1,000	988
	Walt Disney Co.	2.550%	2/15/22	3,000	2,924
	Walt Disney Co.	2.450%	3/4/22	3,000	2,906
	Walt Disney Co.	2.350%	12/1/22	2,300	2,205
	Walt Disney Co.	3.150%	9/17/25	3,800	3,697
	Walt Disney Co.	3.000%	2/13/26	8,285	7,938
	Walt Disney Co.	1.850%	7/30/26	26,720	23,498
	Walt Disney Co.	7.000%	3/1/32	2,075	2,710
	Walt Disney Co.	4.375%	8/16/41	3,310	3,386
	Walt Disney Co.	4.125%	12/1/41	13,701	13,453
	Walt Disney Co.	3.700%	12/1/42	7,265	6,719
	Warner Media LLC	7.625%	4/15/31	1,812	2,281
	WPP Finance 2010	4.750%	11/21/21	18,062	18,395
	WPP Finance 2010	3.625%	9/7/22	4,400	4,316
	WPP Finance 2010	3.750%	9/19/24	3,350	3,214
	WPP Finance 2010	5.125%	9/7/42	2,555	2,432

WPP Finance 2010	5.625%	11/15/43	4,775	4,909

Consumer Cyclical (2.0%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,575	1,629
Advance Auto Parts Inc.	4.500%	1/15/22	325	329
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,878
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,500	12,437
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,785	9,662
Alibaba Group Holding Ltd.	2.800%	6/6/23	16,375	15,736
Alibaba Group Holding Ltd.	3.600%	11/28/24	17,390	17,086
Alibaba Group Holding Ltd.	3.400%	12/6/27	22,325	20,824
Alibaba Group Holding Ltd.	4.500%	11/28/34	3,870	3,801
Alibaba Group Holding Ltd.	4.000%	12/6/37	9,000	8,259
Alibaba Group Holding Ltd.	4.200%	12/6/47	13,375	12,144
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,700	9,779
Amazon.com Inc.	2.600%	12/5/19	6,960	6,948
Amazon.com Inc.	1.900%	8/21/20	12,055	11,817
Amazon.com Inc.	3.300%	12/5/21	20,410	20,506
Amazon.com Inc.	2.500%	11/29/22	4,380	4,242
Amazon.com Inc.	2.400%	2/22/23	12,160	11,689
Amazon.com Inc.	2.800%	8/22/24	13,000	12,542
Amazon.com Inc.	3.800%	12/5/24	4,324	4,408
Amazon.com Inc.	5.200%	12/3/25	7,460	8,180
Amazon.com Inc.	3.150%	8/22/27	27,480	26,275
Amazon.com Inc.	4.800%	12/5/34	11,620	12,675
Amazon.com Inc.	3.875%	8/22/37	23,665	23,121
Amazon.com Inc.	4.950%	12/5/44	13,910	15,604
Amazon.com Inc.	4.050%	8/22/47	27,405	26,946
Amazon.com Inc.	4.250%	8/22/57	23,435	23,258
American Honda Finance Corp.	2.000%	11/13/19	7,825	7,729
American Honda Finance Corp.	2.000%	2/14/20	5,400	5,325
American Honda Finance Corp.	2.150%	3/13/20	3,000	2,955
American Honda Finance Corp.	1.950%	7/20/20	4,760	4,665
American Honda Finance Corp.	2.450%	9/24/20	14,450	14,285
American Honda Finance Corp.	2.650%	2/12/21	15,000	14,813
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,268
American Honda Finance Corp.	1.700%	9/9/21	8,600	8,229
American Honda Finance Corp.	2.600%	11/16/22	4,875	4,725
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,120
American Honda Finance Corp.	2.900%	2/16/24	6,100	5,897
American Honda Finance Corp.	2.300%	9/9/26	3,575	3,223
American Honda Finance Corp.	3.500%	2/15/28	2,000	1,957
Aptiv plc	3.150%	11/19/20	4,060	4,009
Aptiv plc	4.250%	1/15/26	2,550	2,516
Aptiv plc	4.400%	10/1/46	4,050	3,620
Automatic Data Processing Inc.	2.250%	9/15/20	10,345	10,189
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,485
AutoNation Inc.	5.500%	2/1/20	1,655	1,696
AutoNation Inc.	3.350%	1/15/21	5,185	5,139
AutoNation Inc.	3.500%	11/15/24	2,300	2,173
AutoNation Inc.	4.500%	10/1/25	8,980	8,909
AutoNation Inc.	3.800%	11/15/27	2,400	2,228
AutoZone Inc.	2.500%	4/15/21	1,125	1,097
AutoZone Inc.	3.700%	4/15/22	8,000	8,030
AutoZone Inc.	2.875%	1/15/23	280	270
AutoZone Inc.	3.250%	4/15/25	6,940	6,546
AutoZone Inc.	3.125%	4/21/26	5,200	4,827

AutoZone Inc.	3.750%	6/1/27	7,000	6,722
Bed Bath & Beyond Inc.	3.749%	8/1/24	950	829
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,400	1,128
Bed Bath & Beyond Inc.	5.165%	8/1/44	5,154	3,581
Best Buy Co. Inc.	5.500%	3/15/21	650	678
Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,990
Block Financial LLC	4.125%	10/1/20	2,875	2,897
Block Financial LLC	5.500%	11/1/22	5,000	5,179
Block Financial LLC	5.250%	10/1/25	12,925	12,982
Booking Holdings Inc.	2.750%	3/15/23	2,000	1,917
Booking Holdings Inc.	3.650%	3/15/25	7,850	7,698
Booking Holdings Inc.	3.600%	6/1/26	10,175	9,860
Booking Holdings Inc.	3.550%	3/15/28	6,155	5,775
BorgWarner Inc.	4.625%	9/15/20	400	407
BorgWarner Inc.	3.375%	3/15/25	1,150	1,109
BorgWarner Inc.	4.375%	3/15/45	3,765	3,544
Carnival Corp.	3.950%	10/15/20	2,600	2,635
Costco Wholesale Corp.	1.700%	12/15/19	5,500	5,426
Costco Wholesale Corp.	1.750%	2/15/20	2,050	2,017
Costco Wholesale Corp.	2.150%	5/18/21	8,000	7,819
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,657
Costco Wholesale Corp.	2.300%	5/18/22	7,400	7,167
Costco Wholesale Corp.	2.750%	5/18/24	10,000	9,671
Costco Wholesale Corp.	3.000%	5/18/27	18,930	17,967
Cummins Inc.	3.650%	10/1/23	2,790	2,821
Cummins Inc.	7.125%	3/1/28	100	122
Cummins Inc.	4.875%	10/1/43	4,290	4,640
Daimler Finance North America LLC	8.500%	1/18/31	7,920	11,029
Darden Restaurants Inc.	3.850%	5/1/27	4,300	4,134
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,641
Delphi Corp.	4.150%	3/15/24	5,880	5,892
Dollar General Corp.	3.250%	4/15/23	9,493	9,256
Dollar General Corp.	4.150%	11/1/25	3,100	3,111
Dollar General Corp.	3.875%	4/15/27	4,525	4,403
Dollar General Corp.	4.125%	5/1/28	7,400	7,285
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,443
Dollar Tree Inc.	4.000%	5/15/25	13,105	12,803
Dollar Tree Inc.	4.200%	5/15/28	13,125	12,736
DR Horton Inc.	2.550%	12/1/20	875	857
DR Horton Inc.	4.375%	9/15/22	3,550	3,599
DR Horton Inc.	4.750%	2/15/23	3,675	3,761
DR Horton Inc.	5.750%	8/15/23	4,500	4,787
eBay Inc.	2.150%	6/5/20	4,250	4,175
eBay Inc.	3.250%	10/15/20	5,325	5,317
eBay Inc.	2.875%	8/1/21	5,675	5,589
eBay Inc.	3.800%	3/9/22	7,615	7,672
eBay Inc.	2.600%	7/15/22	5,030	4,852
eBay Inc.	2.750%	1/30/23	6,500	6,253
eBay Inc.	3.450%	8/1/24	3,950	3,851
eBay Inc.	3.600%	6/5/27	7,425	7,019
eBay Inc.	4.000%	7/15/42	6,910	5,663
Expedia Group Inc.	5.950%	8/15/20	13,325	13,939
Expedia Group Inc.	4.500%	8/15/24	2,775	2,785
Expedia Group Inc.	5.000%	2/15/26	5,315	5,415
Expedia Group Inc.	3.800%	2/15/28	5,395	4,971
Ford Holdings LLC	9.300%	3/1/30	1,175	1,437
Ford Motor Co.	4.346%	12/8/26	15,100	14,235

Ford Motor Co.	6.625%	10/1/28	3,800	4,017
Ford Motor Co.	6.375%	2/1/29	3,425	3,527
Ford Motor Co.	7.450%	7/16/31	11,660	12,939
Ford Motor Co.	4.750%	1/15/43	12,975	10,817
Ford Motor Co.	7.400%	11/1/46	3,250	3,613
Ford Motor Co.	5.291%	12/8/46	14,500	12,917
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,750	9,671
Ford Motor Credit Co. LLC	2.681%	1/9/20	11,600	11,478
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,365	13,061
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,000	983
Ford Motor Credit Co. LLC	3.157%	8/4/20	9,163	9,078
Ford Motor Credit Co. LLC	2.343%	11/2/20	15,600	15,152
Ford Motor Credit Co. LLC	3.200%	1/15/21	8,425	8,293
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,785
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	14,789
Ford Motor Credit Co. LLC	5.875%	8/2/21	11,044	11,544
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,400	8,339
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,060	7,793
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,300	9,955
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,484
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,638
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,625	7,533
Ford Motor Credit Co. LLC	3.810%	1/9/24	15,100	14,400
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,125	4,796
Ford Motor Credit Co. LLC	4.687%	6/9/25	13,000	12,676
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,250	19,105
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,200	9,708
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	12,173
General Motors Co.	4.875%	10/2/23	14,740	15,088
General Motors Co.	4.000%	4/1/25	11,314	10,854
General Motors Co.	4.200%	10/1/27	1,500	1,415
General Motors Co.	5.000%	10/1/28	3,000	2,955
General Motors Co.	5.000%	4/1/35	9,305	8,721
General Motors Co.	6.600%	4/1/36	4,276	4,548
General Motors Co.	5.150%	4/1/38	13,290	12,323
General Motors Co.	6.250%	10/2/43	13,325	13,654
General Motors Co.	5.200%	4/1/45	11,963	10,808
General Motors Co.	6.750%	4/1/46	10,390	11,268
General Motors Co.	5.400%	4/1/48	6,600	6,161
General Motors Co.	5.950%	4/1/49	6,000	5,952
General Motors Financial Co. Inc.	2.350%	10/4/19	9,000	8,938
General Motors Financial Co. Inc.	3.150%	1/15/20	10,200	10,193
General Motors Financial Co. Inc.	2.650%	4/13/20	13,075	12,938
General Motors Financial Co. Inc.	3.200%	7/13/20	31,325	31,238
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,522
General Motors Financial Co. Inc.	3.700%	11/24/20	9,125	9,172
General Motors Financial Co. Inc.	4.200%	3/1/21	8,000	8,099
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,534
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,126
General Motors Financial Co. Inc.	4.375%	9/25/21	3,365	3,421
General Motors Financial Co. Inc.	3.450%	1/14/22	6,415	6,320
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	13,955
General Motors Financial Co. Inc.	3.150%	6/30/22	3,025	2,941
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	2,967
General Motors Financial Co. Inc.	3.700%	5/9/23	12,030	11,758
General Motors Financial Co. Inc.	4.250%	5/15/23	9,288	9,263
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	7,964

General Motors Financial Co. Inc.	3.950%	4/13/24	12,150	11,823
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	16,081
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	7,652
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,398
General Motors Financial Co. Inc.	4.300%	7/13/25	25	24
General Motors Financial Co. Inc.	5.250%	3/1/26	4,700	4,800
General Motors Financial Co. Inc.	4.000%	10/6/26	8,675	8,150
General Motors Financial Co. Inc.	4.350%	1/17/27	17,750	16,981
General Motors Financial Co. Inc.	3.850%	1/5/28	4,275	3,889
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,825	8,979
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,720	2,740
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,175
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	9,494
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	4,800	4,866
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	600	618
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	8,225	8,246
Harley-Davidson Inc.	3.500%	7/28/25	6,850	6,555
Harley-Davidson Inc.	4.625%	7/28/45	3,435	3,204
Harman International Industries Inc.	4.150%	5/15/25	3,150	3,129
Home Depot Inc.	1.800%	6/5/20	16,445	16,179
Home Depot Inc.	2.000%	4/1/21	5,325	5,177
Home Depot Inc.	4.400%	4/1/21	10,425	10,710
Home Depot Inc.	2.625%	6/1/22	20,544	20,127
Home Depot Inc.	2.700%	4/1/23	3,300	3,214
Home Depot Inc.	3.750%	2/15/24	9,509	9,687
Home Depot Inc.	3.350%	9/15/25	6,075	5,996
Home Depot Inc.	3.000%	4/1/26	12,100	11,608
Home Depot Inc.	2.125%	9/15/26	9,875	8,835
Home Depot Inc.	2.800%	9/14/27	4,275	3,984
Home Depot Inc.	5.875%	12/16/36	26,006	31,666
Home Depot Inc.	5.400%	9/15/40	4,325	5,042
Home Depot Inc.	5.950%	4/1/41	4,805	5,990
Home Depot Inc.	4.200%	4/1/43	11,825	11,920
Home Depot Inc.	4.875%	2/15/44	11,175	12,311
Home Depot Inc.	4.400%	3/15/45	4,250	4,421
Home Depot Inc.	4.250%	4/1/46	13,745	14,020
Home Depot Inc.	3.900%	6/15/47	9,580	9,230
Home Depot Inc.	3.500%	9/15/56	9,810	8,549
Hyatt Hotels Corp.	3.375%	7/15/23	4,200	4,105
Hyatt Hotels Corp.	4.850%	3/15/26	2,100	2,156
Hyatt Hotels Corp.	4.375%	9/15/28	5,855	5,726
IHS Markit Ltd.	4.750%	8/1/28	8,865	8,876
JD.com Inc.	3.125%	4/29/21	871	845
JD.com Inc.	3.875%	4/29/26	4,077	3,737
Kohl's Corp.	4.000%	11/1/21	4,623	4,650
Kohl's Corp.	3.250%	2/1/23	1,750	1,684
Kohl's Corp.	4.750%	12/15/23	226	233
Kohl's Corp.	4.250%	7/17/25	6,502	6,489
Kohl's Corp.	5.550%	7/17/45	1,575	1,512
Lear Corp.	5.250%	1/15/25	5,625	5,815
Lear Corp.	3.800%	9/15/27	3,075	2,852
Lowe's Cos. Inc.	4.625%	4/15/20	1,355	1,376
Lowe's Cos. Inc.	3.750%	4/15/21	3,745	3,791
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,715
Lowe's Cos. Inc.	3.120%	4/15/22	1,700	1,689
Lowe's Cos. Inc.	3.875%	9/15/23	10,899	11,085
Lowe's Cos. Inc.	3.125%	9/15/24	12,900	12,624

Lowe's Cos. Inc.	3.375%	9/15/25	17,835	17,553
Lowe's Cos. Inc.	2.500%	4/15/26	19,325	17,747
Lowe's Cos. Inc.	3.100%	5/3/27	14,700	13,989
Lowe's Cos. Inc.	6.500%	3/15/29	267	324
Lowe's Cos. Inc.	4.650%	4/15/42	6,575	6,846
Lowe's Cos. Inc.	4.250%	9/15/44	1,950	1,925
Lowe's Cos. Inc.	4.375%	9/15/45	9,675	9,716
Lowe's Cos. Inc.	3.700%	4/15/46	17,095	15,583
Lowe's Cos. Inc.	4.050%	5/3/47	15,685	15,049
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,715	2,701
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,050	2,029
Macy's Retail Holdings Inc.	2.875%	2/15/23	14,343	13,582
Macy's Retail Holdings Inc.	4.375%	9/1/23	7,375	7,400
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,970	2,836
Macy's Retail Holdings Inc.	7.000%	2/15/28	2,550	2,743
Macy's Retail Holdings Inc.	6.900%	4/1/29	2,690	2,839
Macy's Retail Holdings Inc.	4.500%	12/15/34	3,225	2,621
Magna International Inc.	3.625%	6/15/24	7,570	7,463
Magna International Inc.	4.150%	10/1/25	2,775	2,774
Marriott International Inc.	3.375%	10/15/20	2,075	2,071
Marriott International Inc.	2.875%	3/1/21	2,500	2,456
Marriott International Inc.	3.125%	10/15/21	4,825	4,763
Marriott International Inc.	2.300%	1/15/22	2,000	1,917
Marriott International Inc.	3.250%	9/15/22	3,525	3,463
Marriott International Inc.	3.750%	3/15/25	4,800	4,678
Marriott International Inc.	3.750%	10/1/25	2,190	2,132
Marriott International Inc.	3.125%	6/15/26	4,090	3,812
Marriott International Inc.	4.000%	4/15/28	7,000	6,824
Mastercard Inc.	2.000%	11/21/21	5,230	5,039
Mastercard Inc.	3.375%	4/1/24	5,050	5,048
Mastercard Inc.	2.950%	11/21/26	4,750	4,516
Mastercard Inc.	3.500%	2/26/28	2,920	2,874
Mastercard Inc.	3.800%	11/21/46	3,850	3,689
Mastercard Inc.	3.950%	2/26/48	5,030	4,962
McDonald's Corp.	2.750%	12/9/20	7,889	7,832
McDonald's Corp.	3.625%	5/20/21	1,750	1,767
McDonald's Corp.	2.625%	1/15/22	16,365	15,931
McDonald's Corp.	3.350%	4/1/23	10,775	10,697
McDonald's Corp.	3.375%	5/26/25	7,955	7,738
McDonald's Corp.	3.700%	1/30/26	22,140	21,952
McDonald's Corp.	3.500%	3/1/27	15,875	15,408
McDonald's Corp.	3.800%	4/1/28	11,000	10,807
McDonald's Corp.	4.700%	12/9/35	6,175	6,427
McDonald's Corp.	6.300%	10/15/37	425	509
McDonald's Corp.	6.300%	3/1/38	1,675	2,016
McDonald's Corp.	5.700%	2/1/39	4,150	4,695
McDonald's Corp.	3.700%	2/15/42	14,175	12,396
McDonald's Corp.	3.625%	5/1/43	2,325	1,987
McDonald's Corp.	4.600%	5/26/45	6,660	6,629
McDonald's Corp.	4.875%	12/9/45	14,975	15,633
McDonald's Corp.	4.450%	3/1/47	7,890	7,715
McDonald's Corp.	4.450%	9/1/48	7,200	7,117
NIKE Inc.	2.250%	5/1/23	625	597
NIKE Inc.	2.375%	11/1/26	6,000	5,424
NIKE Inc.	3.625%	5/1/43	6,025	5,551
NIKE Inc.	3.875%	11/1/45	3,175	3,045
NIKE Inc.	3.375%	11/1/46	2,050	1,792

	Nordstrom Inc.	4.750%	5/1/20	3,650	3,735
	Nordstrom Inc.	4.000%	10/15/21	5,315	5,351
	Nordstrom Inc.	4.000%	3/15/27	6,000	5,814
	Nordstrom Inc.	6.950%	3/15/28	1,540	1,706
	Nordstrom Inc.	5.000%	1/15/44	6,820	6,280
	NVR Inc.	3.950%	9/15/22	16,138	16,134
	O'Reilly Automotive Inc.	4.875%	1/14/21	600	617
	O'Reilly Automotive Inc.	4.625%	9/15/21	125	129
	O'Reilly Automotive Inc.	3.800%	9/1/22	5,029	5,042
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,082
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,350	1,293
	O'Reilly Automotive Inc.	3.600%	9/1/27	6,275	5,951
	PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,977
	PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,480
	PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,462
	PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,262
	PACCAR Financial Corp.	3.150%	8/9/21	4,000	3,983
	PACCAR Financial Corp.	2.300%	8/10/22	2,200	2,107
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	6,964
	QVC Inc.	5.125%	7/2/22	3,510	3,557
	QVC Inc.	4.375%	3/15/23	5,000	4,936
	QVC Inc.	4.850%	4/1/24	4,300	4,256
	QVC Inc.	4.450%	2/15/25	1,100	1,046
	QVC Inc.	5.450%	8/15/34	400	360
	QVC Inc.	5.950%	3/15/43	4,050	3,668
	Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,651
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,802
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,305
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	3,938
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,296
10	Sands China Ltd.	4.600%	8/8/23	8,700	8,689
10	Sands China Ltd.	5.125%	8/8/25	10,500	10,461
10	Sands China Ltd.	5.400%	8/8/28	15,500	15,364
	Starbucks Corp.	2.200%	11/22/20	3,725	3,651
	Starbucks Corp.	2.100%	2/4/21	4,375	4,271
	Starbucks Corp.	2.700%	6/15/22	2,970	2,888
	Starbucks Corp.	3.100%	3/1/23	8,435	8,310
	Starbucks Corp.	3.850%	10/1/23	6,400	6,471
	Starbucks Corp.	3.800%	8/15/25	17,000	16,975
	Starbucks Corp.	2.450%	6/15/26	2,925	2,634
	Starbucks Corp.	3.500%	3/1/28	5,425	5,204
	Starbucks Corp.	4.000%	11/15/28	7,000	7,027
	Starbucks Corp.	4.300%	6/15/45	1,250	1,176
	Starbucks Corp.	3.750%	12/1/47	5,500	4,801
	Starbucks Corp.	4.500%	11/15/48	7,875	7,672
	Tapestry Inc.	3.000%	7/15/22	2,800	2,699
	Tapestry Inc.	4.250%	4/1/25	3,746	3,705
	Tapestry Inc.	4.125%	7/15/27	5,545	5,258
	Target Corp.	3.875%	7/15/20	5,630	5,709
	Target Corp.	2.900%	1/15/22	9,180	9,110
	Target Corp.	3.500%	7/1/24	7,775	7,849
	Target Corp.	2.500%	4/15/26	8,465	7,837
	Target Corp.	6.350%	11/1/32	2,180	2,640
	Target Corp.	6.500%	10/15/37	3,708	4,662
	Target Corp.	7.000%	1/15/38	3,725	4,878
	Target Corp.	4.000%	7/1/42	12,000	11,575
	Target Corp.	3.625%	4/15/46	5,765	5,202

Target Corp.	3.900%	11/15/47	12,200	11,416
TJX Cos. Inc.	2.750%	6/15/21	17,825	17,644
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,554
TJX Cos. Inc.	2.250%	9/15/26	10,275	9,281
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,010
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,483
Toyota Motor Corp.	3.669%	7/20/28	5,000	4,969
Toyota Motor Credit Corp.	1.550%	10/18/19	4,250	4,194
Toyota Motor Credit Corp.	2.200%	1/10/20	8,300	8,226
Toyota Motor Credit Corp.	2.150%	3/12/20	19,925	19,709
Toyota Motor Credit Corp.	1.950%	4/17/20	5,165	5,092
Toyota Motor Credit Corp.	4.500%	6/17/20	5,593	5,727
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,252
Toyota Motor Credit Corp.	1.900%	4/8/21	11,115	10,768
Toyota Motor Credit Corp.	2.950%	4/13/21	11,365	11,313
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,153
Toyota Motor Credit Corp.	3.400%	9/15/21	4,070	4,089
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,102
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,648
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,045
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	11,532
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,510
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	3,837
Toyota Motor Credit Corp.	2.250%	10/18/23	7,050	6,647
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,443
Toyota Motor Credit Corp.	3.400%	4/14/25	8,000	7,870
Toyota Motor Credit Corp.	3.200%	1/11/27	8,450	8,108
Toyota Motor Credit Corp.	3.050%	1/11/28	6,850	6,465
VF Corp.	3.500%	9/1/21	8,035	8,063
VF Corp.	6.450%	11/1/37	4,475	5,507
Visa Inc.	2.200%	12/14/20	27,360	26,876
Visa Inc.	2.150%	9/15/22	8,000	7,657
Visa Inc.	2.800%	12/14/22	16,735	16,392
Visa Inc.	3.150%	12/14/25	38,700	37,477
Visa Inc.	2.750%	9/15/27	9,650	8,989
Visa Inc.	4.150%	12/14/35	14,470	14,920
Visa Inc.	4.300%	12/14/45	25,415	26,243
Visa Inc.	3.650%	9/15/47	4,500	4,189
Walgreen Co.	3.100%	9/15/22	7,185	7,021
Walgreen Co.	4.400%	9/15/42	6,876	6,206
Walgreens Boots Alliance Inc.	2.700%	11/18/19	8,800	8,773
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,300	6,260
Walgreens Boots Alliance Inc.	3.800%	11/18/24	20,200	19,943
Walgreens Boots Alliance Inc.	3.450%	6/1/26	17,750	16,869
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,270	4,198
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,880	11,485
Walgreens Boots Alliance Inc.	4.650%	6/1/46	7,195	6,861
Walmart Inc.	1.750%	10/9/19	12,738	12,623
Walmart Inc.	2.850%	6/23/20	14,750	14,754
Walmart Inc.	3.625%	7/8/20	100	102
Walmart Inc.	3.250%	10/25/20	10,670	10,735
Walmart Inc.	1.900%	12/15/20	41,515	40,649
Walmart Inc.	3.125%	6/23/21	14,175	14,220
Walmart Inc.	2.350%	12/15/22	17,590	16,988
Walmart Inc.	2.550%	4/11/23	12,735	12,333
Walmart Inc.	3.400%	6/26/23	12,475	12,526
Walmart Inc.	3.300%	4/22/24	16,150	16,104

Walmart Inc.	2.650%	12/15/24	16,400	15,658
Walmart Inc.	3.550%	6/26/25	18,650	18,756
Walmart Inc.	5.875%	4/5/27	8,160	9,404
Walmart Inc.	3.700%	6/26/28	15,000	14,995
Walmart Inc.	7.550%	2/15/30	3,896	5,203
Walmart Inc.	5.250%	9/1/35	12,240	14,042
Walmart Inc.	6.200%	4/15/38	14,680	18,819
Walmart Inc.	3.950%	6/28/38	10,675	10,617
Walmart Inc.	5.625%	4/1/40	7,685	9,299
Walmart Inc.	4.875%	7/8/40	7,145	7,937
Walmart Inc.	5.000%	10/25/40	2,105	2,365
Walmart Inc.	5.625%	4/15/41	7,560	9,258
Walmart Inc.	4.000%	4/11/43	8,085	7,948
Walmart Inc.	4.300%	4/22/44	5,250	5,415
Walmart Inc.	3.625%	12/15/47	8,640	8,056
Walmart Inc.	4.050%	6/29/48	17,800	17,799
Western Union Co.	5.253%	4/1/20	125	128
Western Union Co.	3.600%	3/15/22	4,550	4,498
Western Union Co.	6.200%	11/17/36	5,350	5,408
Western Union Co.	6.200%	6/21/40	1,580	1,580

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.000%	3/15/20	16,275	16,072
Abbott Laboratories	4.125%	5/27/20	2,700	2,744
Abbott Laboratories	2.800%	9/15/20	4,700	4,664
Abbott Laboratories	2.900%	11/30/21	27,000	26,659
Abbott Laboratories	2.550%	3/15/22	5,725	5,559
Abbott Laboratories	3.250%	4/15/23	6,925	6,868
Abbott Laboratories	3.400%	11/30/23	20,100	20,018
Abbott Laboratories	2.950%	3/15/25	1,900	1,813
Abbott Laboratories	3.875%	9/15/25	2,625	2,636
Abbott Laboratories	3.750%	11/30/26	34,125	33,949
Abbott Laboratories	4.750%	11/30/36	17,685	18,772
Abbott Laboratories	6.150%	11/30/37	4,005	4,795
Abbott Laboratories	6.000%	4/1/39	350	415
Abbott Laboratories	5.300%	5/27/40	1,851	2,063
Abbott Laboratories	4.750%	4/15/43	6,825	7,192
Abbott Laboratories	4.900%	11/30/46	32,270	35,024
AbbVie Inc.	2.500%	5/14/20	32,820	32,448
AbbVie Inc.	2.300%	5/14/21	16,550	16,104
AbbVie Inc.	3.375%	11/14/21	9,200	9,189
AbbVie Inc.	2.900%	11/6/22	27,707	26,917
AbbVie Inc.	3.200%	11/6/22	15,666	15,390
AbbVie Inc.	2.850%	5/14/23	11,125	10,706
AbbVie Inc.	3.750%	11/14/23	12,900	12,860
AbbVie Inc.	3.600%	5/14/25	32,635	31,579
AbbVie Inc.	3.200%	5/14/26	17,965	16,711
AbbVie Inc.	4.250%	11/14/28	15,300	15,106
AbbVie Inc.	4.500%	5/14/35	19,345	18,642
AbbVie Inc.	4.300%	5/14/36	9,925	9,272
AbbVie Inc.	4.400%	11/6/42	22,343	20,654
AbbVie Inc.	4.700%	5/14/45	24,728	23,747
AbbVie Inc.	4.450%	5/14/46	20,740	19,187
AbbVie Inc.	4.875%	11/14/48	8,500	8,360
Actavis Inc.	3.250%	10/1/22	12,864	12,629
Actavis Inc.	4.625%	10/1/42	5,500	5,170
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,320

Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,072
Agilent Technologies Inc.	5.000%	7/15/20	4,600	4,739
Agilent Technologies Inc.	3.200%	10/1/22	6,015	5,885
Agilent Technologies Inc.	3.875%	7/15/23	3,800	3,795
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,220
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,279
AHS Hospital Corp.	5.024%	7/1/45	3,300	3,666
Allergan Funding SCS	3.000%	3/12/20	40,850	40,794
Allergan Funding SCS	3.450%	3/15/22	16,700	16,594
Allergan Funding SCS	3.850%	6/15/24	11,325	11,196
Allergan Funding SCS	3.800%	3/15/25	38,173	37,378
Allergan Funding SCS	4.550%	3/15/35	22,095	21,464
Allergan Funding SCS	4.850%	6/15/44	17,476	17,202
Allergan Funding SCS	4.750%	3/15/45	5,334	5,187
Allergan Inc.	3.375%	9/15/20	5,975	5,974
Allergan Inc.	2.800%	3/15/23	500	476
Altria Group Inc.	2.625%	1/14/20	16,498	16,403
Altria Group Inc.	4.750%	5/5/21	15,920	16,475
Altria Group Inc.	2.850%	8/9/22	9,700	9,479
Altria Group Inc.	2.950%	5/2/23	3,200	3,103
Altria Group Inc.	4.000%	1/31/24	11,900	12,032
Altria Group Inc.	2.625%	9/16/26	2,200	2,005
Altria Group Inc.	4.250%	8/9/42	10,341	9,593
Altria Group Inc.	4.500%	5/2/43	7,434	7,104
Altria Group Inc.	5.375%	1/31/44	12,738	13,724
Altria Group Inc.	3.875%	9/16/46	14,475	12,668
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,542
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,199
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,411
AmerisourceBergen Corp.	3.450%	12/15/27	6,425	5,993
AmerisourceBergen Corp.	4.250%	3/1/45	2,720	2,426
AmerisourceBergen Corp.	4.300%	12/15/47	7,175	6,499
Amgen Inc.	2.125%	5/1/20	9,345	9,192
Amgen Inc.	2.200%	5/11/20	12,235	12,059
Amgen Inc.	3.450%	10/1/20	2,825	2,839
Amgen Inc.	4.100%	6/15/21	7,515	7,645
Amgen Inc.	1.850%	8/19/21	6,725	6,455
Amgen Inc.	3.875%	11/15/21	6,320	6,406
Amgen Inc.	2.700%	5/1/22	3,675	3,569
Amgen Inc.	2.650%	5/11/22	4,050	3,933
Amgen Inc.	3.625%	5/15/22	11,075	11,123
Amgen Inc.	2.250%	8/19/23	7,100	6,663
Amgen Inc.	3.625%	5/22/24	15,429	15,420
Amgen Inc.	3.125%	5/1/25	3,100	2,966
Amgen Inc.	2.600%	8/19/26	15,950	14,419
Amgen Inc.	3.200%	11/2/27	4,930	4,627
Amgen Inc.	6.400%	2/1/39	2,100	2,499
Amgen Inc.	4.950%	10/1/41	4,575	4,722
Amgen Inc.	5.150%	11/15/41	6,675	7,071
Amgen Inc.	4.400%	5/1/45	21,100	20,276
Amgen Inc.	4.563%	6/15/48	17,377	17,024
Amgen Inc.	4.663%	6/15/51	30,618	30,277
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	82,335	81,136
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	32,511	31,240
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,825	56,109
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,900	8,863
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	105,167	102,168

	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	54,211	54,208
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	11,156
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,986	9,660
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	104,365	105,145
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	10,525	10,950
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,225	4,330
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	7,425	7,490
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	27,251	26,296
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	12,775	12,637
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	17,180	16,881
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,400	11,935
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	8,490
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	14,553
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,732	14,470
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	21,325	20,623
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	15,110	14,156
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,375	5,180
	Archer-Daniels-Midland Co.	4.479%	3/1/21	587	602
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,550	7,815
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	605
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,678
	Archer-Daniels-Midland Co.	4.535%	3/26/42	3,600	3,687
	Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	6,095
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	5,871
	Ascension Health	3.945%	11/15/46	8,010	7,752
5	Ascension Health	4.847%	11/15/53	1,875	2,058
	AstraZeneca plc	2.375%	11/16/20	12,725	12,544
	AstraZeneca plc	2.375%	6/12/22	7,875	7,569
	AstraZeneca plc	3.500%	8/17/23	12,000	11,865
	AstraZeneca plc	3.375%	11/16/25	16,743	16,156
	AstraZeneca plc	3.125%	6/12/27	5,100	4,759
	AstraZeneca plc	4.000%	1/17/29	9,000	8,865
	AstraZeneca plc	6.450%	9/15/37	14,770	18,507
	AstraZeneca plc	4.000%	9/18/42	11,675	10,811
	AstraZeneca plc	4.375%	11/16/45	12,250	12,052
	AstraZeneca plc	4.375%	8/17/48	8,350	8,110
10	BAT Capital Corp.	2.297%	8/14/20	23,700	23,221
10	BAT Capital Corp.	2.764%	8/15/22	19,725	18,929
10	BAT Capital Corp.	3.222%	8/15/24	19,700	18,751
10	BAT Capital Corp.	3.557%	8/15/27	28,100	26,120
10	BAT Capital Corp.	4.390%	8/15/37	22,775	21,209
10	BAT Capital Corp.	4.540%	8/15/47	24,775	22,746
	Baxalta Inc.	2.875%	6/23/20	1,630	1,618
	Baxalta Inc.	3.600%	6/23/22	1,176	1,166
	Baxalta Inc.	4.000%	6/23/25	4,763	4,717
	Baxalta Inc.	5.250%	6/23/45	2,882	3,099
	Baxter International Inc.	1.700%	8/15/21	4,425	4,209
	Baxter International Inc.	2.600%	8/15/26	1,925	1,750
	Baxter International Inc.	3.500%	8/15/46	4,025	3,378
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,166
	Beam Suntory Inc.	3.250%	5/15/22	600	589
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,338
	Becton Dickinson & Co.	2.675%	12/15/19	8,686	8,635
	Becton Dickinson & Co.	2.404%	6/5/20	7,725	7,608
	Becton Dickinson & Co.	3.250%	11/12/20	5,400	5,379
	Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,066
	Becton Dickinson & Co.	2.894%	6/6/22	20,425	19,859

Becton Dickinson & Co.	3.300%	3/1/23	3,000	2,924
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,208
Becton Dickinson & Co.	3.363%	6/6/24	8,100	7,825
Becton Dickinson & Co.	3.734%	12/15/24	11,003	10,780
Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,603
Becton Dickinson & Co.	3.700%	6/6/27	20,600	19,678
Becton Dickinson & Co.	4.875%	5/15/44	1,150	1,107
Becton Dickinson & Co.	4.685%	12/15/44	10,775	10,606
Becton Dickinson & Co.	4.669%	6/6/47	8,750	8,653
Becton Dickinson & Co.	5.000%	11/12/40	5,847	5,965
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,500	2,568
Biogen Inc.	2.900%	9/15/20	17,941	17,805
Biogen Inc.	3.625%	9/15/22	12,891	12,919
Biogen Inc.	4.050%	9/15/25	14,995	15,037
Biogen Inc.	5.200%	9/15/45	18,005	19,087
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	1,575	1,563
Boston Scientific Corp.	6.000%	1/15/20	3,720	3,850
Boston Scientific Corp.	2.850%	5/15/20	500	496
Boston Scientific Corp.	3.375%	5/15/22	2,975	2,937
Boston Scientific Corp.	4.125%	10/1/23	3,775	3,821
Boston Scientific Corp.	3.850%	5/15/25	5,550	5,517
Boston Scientific Corp.	4.000%	3/1/28	8,400	8,300
Boston Scientific Corp.	7.000%	11/15/35	4,625	5,797
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,512
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,675	12,088
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	115
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,233
Bristol-Myers Squibb Co.	3.250%	2/27/27	2,000	1,948
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,865	4,200
Bristol-Myers Squibb Co.	4.500%	3/1/44	4,858	5,100
Brown-Forman Corp.	3.500%	4/15/25	3,250	3,216
Brown-Forman Corp.	4.500%	7/15/45	4,070	4,238
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,597
Bunge Ltd. Finance Corp.	3.000%	9/25/22	6,768	6,469
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	6,637
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,340	4,801
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,750	5,272
Campbell Soup Co.	3.300%	3/15/21	6,000	5,958
Campbell Soup Co.	2.500%	8/2/22	1,850	1,752
Campbell Soup Co.	3.650%	3/15/23	23,000	22,577
Campbell Soup Co.	3.950%	3/15/25	14,385	13,927
Campbell Soup Co.	3.300%	3/19/25	1,900	1,749
Campbell Soup Co.	4.150%	3/15/28	10,000	9,544
Campbell Soup Co.	3.800%	8/2/42	2,700	2,109
Campbell Soup Co.	4.800%	3/15/48	10,650	9,727
Cardinal Health Inc.	4.625%	12/15/20	7,635	7,815
Cardinal Health Inc.	2.616%	6/15/22	9,000	8,609
Cardinal Health Inc.	3.200%	6/15/22	4,012	3,941
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,321
Cardinal Health Inc.	3.079%	6/15/24	4,700	4,441
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,685
Cardinal Health Inc.	3.410%	6/15/27	10,215	9,424
Cardinal Health Inc.	4.600%	3/15/43	3,375	3,053
Cardinal Health Inc.	4.500%	11/15/44	2,925	2,619
Cardinal Health Inc.	4.900%	9/15/45	3,230	3,059
Cardinal Health Inc.	4.368%	6/15/47	5,150	4,578
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,225	3,112

5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	6,925	6,304
Celgene Corp.	2.875%	8/15/20	12,925	12,809
Celgene Corp.	3.950%	10/15/20	10,310	10,438
Celgene Corp.	2.875%	2/19/21	6,175	6,100
Celgene Corp.	2.250%	8/15/21	3,450	3,337
Celgene Corp.	3.250%	8/15/22	8,450	8,321
Celgene Corp.	3.550%	8/15/22	3,985	3,970
Celgene Corp.	2.750%	2/15/23	5,400	5,189
Celgene Corp.	3.250%	2/20/23	5,650	5,540
Celgene Corp.	4.000%	8/15/23	3,550	3,580
Celgene Corp.	3.625%	5/15/24	15,900	15,660
Celgene Corp.	3.875%	8/15/25	22,350	21,980
Celgene Corp.	3.450%	11/15/27	3,885	3,634
Celgene Corp.	3.900%	2/20/28	16,625	15,999
Celgene Corp.	5.700%	10/15/40	2,792	2,834
Celgene Corp.	5.250%	8/15/43	5,130	5,194
Celgene Corp.	4.625%	5/15/44	5,950	5,580
Celgene Corp.	5.000%	8/15/45	17,115	16,915
Celgene Corp.	4.350%	11/15/47	10,800	9,729
Celgene Corp.	4.550%	2/20/48	13,325	12,329
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	1,050	1,053
Church & Dwight Co. Inc.	2.450%	12/15/19	2,590	2,570
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,449
Church & Dwight Co. Inc.	3.150%	8/1/27	3,200	2,969
Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	2,865
City of Hope	5.623%	11/15/43	2,000	2,336
City of Hope	4.378%	8/15/48	7,375	7,252
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	3,215	3,371
Clorox Co.	3.800%	11/15/21	1,288	1,305
Clorox Co.	3.050%	9/15/22	4,675	4,622
Clorox Co.	3.500%	12/15/24	3,925	3,874
Clorox Co.	3.100%	10/1/27	3,025	2,833
Clorox Co.	3.900%	5/15/28	6,500	6,477
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,117	7,926
Coca-Cola Co.	1.875%	10/27/20	10,715	10,472
Coca-Cola Co.	2.450%	11/1/20	15,250	15,075
Coca-Cola Co.	3.150%	11/15/20	1,100	1,103
Coca-Cola Co.	1.550%	9/1/21	8,750	8,384
Coca-Cola Co.	3.300%	9/1/21	4,780	4,815
Coca-Cola Co.	2.200%	5/25/22	3,750	3,609
Coca-Cola Co.	2.500%	4/1/23	10,229	9,895
Coca-Cola Co.	3.200%	11/1/23	9,575	9,501
Coca-Cola Co.	2.875%	10/27/25	10,650	10,176
Coca-Cola Co.	2.550%	6/1/26	7,825	7,252
Coca-Cola Co.	2.250%	9/1/26	7,975	7,237
Coca-Cola Co.	2.900%	5/25/27	5,975	5,631
Coca-Cola European Partners PLC	3.500%	9/15/20	4,250	4,244
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,925	1,952
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,461
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	8,467
Colgate-Palmolive Co.	2.450%	11/15/21	2,680	2,623
Colgate-Palmolive Co.	2.300%	5/3/22	8,311	8,080
Colgate-Palmolive Co.	2.250%	11/15/22	6,525	6,301
Colgate-Palmolive Co.	1.950%	2/1/23	6,800	6,425
Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,374
Colgate-Palmolive Co.	3.250%	3/15/24	5,200	5,173

Colgate-Palmolive Co.	4.000%	8/15/45	4,720	4,651
Colgate-Palmolive Co.	3.700%	8/1/47	5,550	5,230
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,213
Conagra Brands Inc.	3.200%	1/25/23	6,011	5,837
Conagra Brands Inc.	7.000%	10/1/28	700	787
Conagra Brands Inc.	8.250%	9/15/30	3,825	4,900
Constellation Brands Inc.	2.000%	11/7/19	4,000	3,954
Constellation Brands Inc.	3.875%	11/15/19	11,500	11,582
Constellation Brands Inc.	2.250%	11/6/20	6,225	6,083
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,276
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,374
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,521
Constellation Brands Inc.	3.200%	2/15/23	5,900	5,732
Constellation Brands Inc.	4.250%	5/1/23	16,800	17,005
Constellation Brands Inc.	4.750%	11/15/24	8,571	8,871
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,775
Constellation Brands Inc.	3.700%	12/6/26	5,550	5,280
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,748
Constellation Brands Inc.	3.600%	2/15/28	10,125	9,491
Constellation Brands Inc.	4.500%	5/9/47	3,875	3,615
Constellation Brands Inc.	4.100%	2/15/48	6,800	5,967
Covidien International Finance SA	4.200%	6/15/20	3,675	3,739
Covidien International Finance SA	3.200%	6/15/22	5,869	5,807
Covidien International Finance SA	2.950%	6/15/23	4,530	4,404
CVS Health Corp.	3.125%	3/9/20	24,000	24,000
CVS Health Corp.	2.800%	7/20/20	22,175	21,939
CVS Health Corp.	3.350%	3/9/21	26,875	26,767
CVS Health Corp.	2.125%	6/1/21	10,470	10,091
CVS Health Corp.	3.500%	7/20/22	12,645	12,549
CVS Health Corp.	2.750%	12/1/22	10,490	10,122
CVS Health Corp.	4.750%	12/1/22	9,000	9,278
CVS Health Corp.	3.700%	3/9/23	33,665	33,384
CVS Health Corp.	4.000%	12/5/23	6,780	6,797
CVS Health Corp.	3.375%	8/12/24	9,365	9,025
CVS Health Corp.	4.100%	3/25/25	39,165	38,892
CVS Health Corp.	3.875%	7/20/25	31,423	30,852
CVS Health Corp.	2.875%	6/1/26	22,425	20,503
CVS Health Corp.	4.300%	3/25/28	82,150	81,494
CVS Health Corp.	4.875%	7/20/35	5,175	5,202
CVS Health Corp.	4.780%	3/25/38	25,450	25,328
CVS Health Corp.	6.125%	9/15/39	3,950	4,414
CVS Health Corp.	5.300%	12/5/43	11,825	12,328
CVS Health Corp.	5.125%	7/20/45	31,110	31,914
CVS Health Corp.	5.050%	3/25/48	76,825	78,392
Danaher Corp.	2.400%	9/15/20	3,350	3,298
Danaher Corp.	3.350%	9/15/25	3,725	3,658
Danaher Corp.	4.375%	9/15/45	4,150	4,200
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,011
Delhaize America LLC	9.000%	4/15/31	1,930	2,590
Diageo Capital plc	4.828%	7/15/20	4,050	4,166
Diageo Capital plc	2.625%	4/29/23	11,470	11,107
Diageo Capital plc	3.875%	5/18/28	1,000	1,005
Diageo Capital plc	5.875%	9/30/36	500	597
Diageo Capital plc	3.875%	4/29/43	5,569	5,328
Diageo Investment Corp.	2.875%	5/11/22	9,785	9,600
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,976
Diageo Investment Corp.	4.250%	5/11/42	5,237	5,277

Dignity Health California GO	2.637%	11/1/19	2,250	2,236
Dignity Health California GO	3.125%	11/1/22	950	928
Dignity Health California GO	3.812%	11/1/24	5,150	5,113
Dignity Health California GO	4.500%	11/1/42	6,000	5,598
Dignity Health California GO	5.267%	11/1/64	1,075	1,056
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,156
Edwards Lifesciences Corp.	4.300%	6/15/28	2,750	2,749
Eli Lilly & Co.	2.350%	5/15/22	1,500	1,455
Eli Lilly & Co.	2.750%	6/1/25	6,700	6,402
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,280
Eli Lilly & Co.	5.550%	3/15/37	3,210	3,795
Eli Lilly & Co.	3.700%	3/1/45	7,400	6,971
Eli Lilly & Co.	3.950%	5/15/47	2,730	2,693
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,625	7,515
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,925	2,815
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,107
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	1,993
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,220
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	6,990
Express Scripts Holding Co.	2.600%	11/30/20	7,500	7,372
Express Scripts Holding Co.	3.300%	2/25/21	5,425	5,390
Express Scripts Holding Co.	4.750%	11/15/21	12,242	12,638
Express Scripts Holding Co.	3.900%	2/15/22	12,956	13,002
Express Scripts Holding Co.	3.050%	11/30/22	5,500	5,337
Express Scripts Holding Co.	3.000%	7/15/23	20,000	19,274
Express Scripts Holding Co.	3.500%	6/15/24	12,130	11,795
Express Scripts Holding Co.	4.500%	2/25/26	16,250	16,337
Express Scripts Holding Co.	3.400%	3/1/27	15,440	14,339
Express Scripts Holding Co.	6.125%	11/15/41	3,634	4,088
Express Scripts Holding Co.	4.800%	7/15/46	19,400	18,933
Flowers Foods Inc.	4.375%	4/1/22	4,725	4,806
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,255
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	571
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,200	3,095
Genentech Inc.	5.250%	7/15/35	600	683
General Mills Inc.	2.200%	10/21/19	11,950	11,837
General Mills Inc.	3.150%	12/15/21	7,875	7,784
General Mills Inc.	2.600%	10/12/22	4,550	4,367
General Mills Inc.	3.700%	10/17/23	7,250	7,212
General Mills Inc.	3.650%	2/15/24	825	811
General Mills Inc.	4.000%	4/17/25	1,000	994
General Mills Inc.	3.200%	2/10/27	4,675	4,267
General Mills Inc.	4.200%	4/17/28	11,500	11,345
General Mills Inc.	4.550%	4/17/38	4,300	4,128
General Mills Inc.	5.400%	6/15/40	3,500	3,632
General Mills Inc.	4.150%	2/15/43	1,500	1,321
General Mills Inc.	4.700%	4/17/48	8,920	8,522
Gilead Sciences Inc.	2.350%	2/1/20	4,025	3,990
Gilead Sciences Inc.	2.550%	9/1/20	19,503	19,297
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,680
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,328
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,189
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,589
Gilead Sciences Inc.	2.500%	9/1/23	15,875	15,160
Gilead Sciences Inc.	3.700%	4/1/24	23,500	23,563
Gilead Sciences Inc.	3.500%	2/1/25	10,660	10,467
Gilead Sciences Inc.	3.650%	3/1/26	23,746	23,316

	Gilead Sciences Inc.	2.950%	3/1/27	10,650	9,913
	Gilead Sciences Inc.	4.600%	9/1/35	7,875	8,109
	Gilead Sciences Inc.	4.000%	9/1/36	6,500	6,219
	Gilead Sciences Inc.	5.650%	12/1/41	5,460	6,254
	Gilead Sciences Inc.	4.800%	4/1/44	15,725	16,123
	Gilead Sciences Inc.	4.500%	2/1/45	15,150	15,057
	Gilead Sciences Inc.	4.750%	3/1/46	19,820	20,280
	Gilead Sciences Inc.	4.150%	3/1/47	18,925	17,927
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	4,833
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,725	11,650
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	12,650	12,576
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,000	12,107
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,360	31,285
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,225	4,219
	GlaxoSmithKline Capital plc	3.125%	5/14/21	16,500	16,451
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,450	10,213
	Hackensack Meridian Health	4.500%	7/1/57	2,100	2,143
	Hackensack Meridian Health	4.211%	7/1/48	4,000	3,935
10	Halfmoon Parent Inc.	3.200%	9/17/20	14,650	14,591
10	Halfmoon Parent Inc.	3.400%	9/17/21	13,585	13,516
10	Halfmoon Parent Inc.	3.750%	7/15/23	10,000	9,942
10	Halfmoon Parent Inc.	4.125%	11/15/25	12,010	11,980
10	Halfmoon Parent Inc.	4.375%	10/15/28	22,460	22,335
10	Halfmoon Parent Inc.	4.800%	8/15/38	9,900	9,890
10	Halfmoon Parent Inc.	4.900%	12/15/48	23,190	23,191
	Hasbro Inc.	3.150%	5/15/21	3,200	3,151
	Hasbro Inc.	6.350%	3/15/40	3,700	4,039
	Hasbro Inc.	5.100%	5/15/44	4,513	4,237
	Hershey Co.	2.900%	5/15/20	2,975	2,970
	Hershey Co.	4.125%	12/1/20	2,195	2,244
	Hershey Co.	3.100%	5/15/21	4,250	4,246
	Hershey Co.	2.625%	5/1/23	2,750	2,647
	Hershey Co.	3.375%	5/15/23	9,750	9,787
	Hershey Co.	3.200%	8/21/25	1,695	1,656
	Hershey Co.	2.300%	8/15/26	4,325	3,889
	Hillshire Brands Co.	4.100%	9/15/20	2,100	2,123
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	4,075	4,099
	Indiana University Health Inc. Obligated
	Group	3.970%	11/1/48	5,250	5,186
	Ingredion Inc.	4.625%	11/1/20	890	910
	Ingredion Inc.	3.200%	10/1/26	4,000	3,712
	JM Smucker Co.	2.200%	12/6/19	4,000	3,955
	JM Smucker Co.	2.500%	3/15/20	7,414	7,339
	JM Smucker Co.	3.500%	10/15/21	7,245	7,261
	JM Smucker Co.	3.000%	3/15/22	2,605	2,556
	JM Smucker Co.	3.500%	3/15/25	3,950	3,799
	JM Smucker Co.	3.375%	12/15/27	6,825	6,347
	JM Smucker Co.	4.250%	3/15/35	2,650	2,483
	JM Smucker Co.	4.375%	3/15/45	6,400	5,869
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	2,869
	Johnson & Johnson	1.875%	12/5/19	3,775	3,737
	Johnson & Johnson	2.950%	9/1/20	9,250	9,272
	Johnson & Johnson	1.950%	11/10/20	4,575	4,483
	Johnson & Johnson	1.650%	3/1/21	10,550	10,208
	Johnson & Johnson	3.550%	5/15/21	2,325	2,351
	Johnson & Johnson	2.450%	12/5/21	5,000	4,918
	Johnson & Johnson	2.250%	3/3/22	12,725	12,374

	Johnson & Johnson	2.050%	3/1/23	9,369	8,967
	Johnson & Johnson	6.730%	11/15/23	1,203	1,396
	Johnson & Johnson	3.375%	12/5/23	6,875	6,949
	Johnson & Johnson	2.625%	1/15/25	6,375	6,117
	Johnson & Johnson	2.450%	3/1/26	17,200	16,036
	Johnson & Johnson	2.950%	3/3/27	8,550	8,207
	Johnson & Johnson	2.900%	1/15/28	11,580	10,994
	Johnson & Johnson	6.950%	9/1/29	1,700	2,224
	Johnson & Johnson	4.950%	5/15/33	4,600	5,170
	Johnson & Johnson	4.375%	12/5/33	12,104	12,823
	Johnson & Johnson	3.550%	3/1/36	6,225	5,929
	Johnson & Johnson	3.625%	3/3/37	12,425	11,931
	Johnson & Johnson	5.950%	8/15/37	3,489	4,368
	Johnson & Johnson	3.400%	1/15/38	8,175	7,593
	Johnson & Johnson	5.850%	7/15/38	3,797	4,763
	Johnson & Johnson	4.500%	9/1/40	3,125	3,300
	Johnson & Johnson	4.850%	5/15/41	200	218
	Johnson & Johnson	4.500%	12/5/43	7,400	7,886
	Johnson & Johnson	3.700%	3/1/46	19,925	18,935
	Johnson & Johnson	3.750%	3/3/47	13,631	13,055
	Johnson & Johnson	3.500%	1/15/48	7,500	6,905
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,837
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	4,681
	Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	5,856
	Kaiser Foundation Hospitals	4.150%	5/1/47	11,075	11,020
	Kellogg Co.	4.150%	11/15/19	300	304
	Kellogg Co.	4.000%	12/15/20	8,805	8,936
	Kellogg Co.	3.250%	5/14/21	3,375	3,365
	Kellogg Co.	2.650%	12/1/23	7,350	6,971
	Kellogg Co.	3.250%	4/1/26	5,025	4,726
	Kellogg Co.	3.400%	11/15/27	8,475	7,866
	Kellogg Co.	4.300%	5/15/28	4,375	4,357
	Kellogg Co.	7.450%	4/1/31	767	960
	Kellogg Co.	4.500%	4/1/46	8,750	8,262
	Keurig Dr Pepper Inc.	2.000%	1/15/20	3,475	3,426
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	7,925	7,906
	Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,602
10	Keurig Dr Pepper Inc.	4.057%	5/25/23	18,825	18,809
	Keurig Dr Pepper Inc.	3.130%	12/15/23	4,350	4,143
10	Keurig Dr Pepper Inc.	4.417%	5/25/25	8,895	8,906
	Keurig Dr Pepper Inc.	3.400%	11/15/25	3,650	3,441
	Keurig Dr Pepper Inc.	2.550%	9/15/26	3,500	3,056
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,300	3,985
10	Keurig Dr Pepper Inc.	4.597%	5/25/28	23,300	23,395
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	385
10	Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	3,710
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,750	4,366
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	2,717
10	Keurig Dr Pepper Inc.	5.085%	5/25/48	6,625	6,723
	Kimberly-Clark Corp.	1.850%	3/1/20	2,400	2,352
	Kimberly-Clark Corp.	3.625%	8/1/20	4,429	4,473
	Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,071
	Kimberly-Clark Corp.	2.400%	3/1/22	5,325	5,157
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,528
	Kimberly-Clark Corp.	3.050%	8/15/25	3,100	2,965
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,386
	Kimberly-Clark Corp.	6.625%	8/1/37	300	392

Kimberly-Clark Corp.	5.300%	3/1/41	8,275	9,445
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	1,850
Kimberly-Clark Corp.	3.200%	7/30/46	5,625	4,756
Kimberly-Clark Corp.	3.900%	5/4/47	2,000	1,913
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	7,321	7,951
Koninklijke Philips NV	6.875%	3/11/38	3,100	4,010
Koninklijke Philips NV	5.000%	3/15/42	6,700	7,276
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,609
Kraft Foods Group Inc.	3.500%	6/6/22	6,457	6,400
Kraft Foods Group Inc.	6.875%	1/26/39	7,950	9,287
Kraft Foods Group Inc.	6.500%	2/9/40	7,900	8,831
Kraft Foods Group Inc.	5.000%	6/4/42	17,033	16,237
Kraft Heinz Foods Co.	2.800%	7/2/20	12,450	12,344
Kraft Heinz Foods Co.	3.375%	6/15/21	4,325	4,332
Kraft Heinz Foods Co.	3.500%	7/15/22	10,160	10,083
Kraft Heinz Foods Co.	4.000%	6/15/23	13,165	13,206
Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	17,509
Kraft Heinz Foods Co.	3.000%	6/1/26	18,363	16,712
Kraft Heinz Foods Co.	4.625%	1/30/29	10,600	10,539
Kraft Heinz Foods Co.	5.000%	7/15/35	8,955	8,844
Kraft Heinz Foods Co.	5.200%	7/15/45	16,700	16,321
Kraft Heinz Foods Co.	4.375%	6/1/46	25,950	22,792
Kroger Co.	6.150%	1/15/20	4,225	4,391
Kroger Co.	3.300%	1/15/21	3,050	3,038
Kroger Co.	2.600%	2/1/21	5,200	5,096
Kroger Co.	2.950%	11/1/21	9,461	9,293
Kroger Co.	3.400%	4/15/22	4,102	4,066
Kroger Co.	2.800%	8/1/22	2,650	2,560
Kroger Co.	3.850%	8/1/23	9,757	9,767
Kroger Co.	4.000%	2/1/24	2,143	2,137
Kroger Co.	3.500%	2/1/26	1,800	1,711
Kroger Co.	2.650%	10/15/26	6,580	5,851
Kroger Co.	3.700%	8/1/27	3,150	3,009
Kroger Co.	7.700%	6/1/29	5,225	6,339
Kroger Co.	8.000%	9/15/29	6,375	7,861
Kroger Co.	7.500%	4/1/31	1,125	1,365
Kroger Co.	6.900%	4/15/38	3,552	4,259
Kroger Co.	5.400%	7/15/40	50	51
Kroger Co.	5.000%	4/15/42	850	828
Kroger Co.	5.150%	8/1/43	1,000	988
Kroger Co.	3.875%	10/15/46	3,575	2,987
Kroger Co.	4.450%	2/1/47	11,325	10,429
Kroger Co.	4.650%	1/15/48	8,925	8,376
Laboratory Corp. of America Holdings	2.625%	2/1/20	1,500	1,491
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,525	6,442
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	551
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	554
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,500	5,258
Laboratory Corp. of America Holdings	3.600%	2/1/25	8,558	8,315
Laboratory Corp. of America Holdings	3.600%	9/1/27	8,800	8,414
Laboratory Corp. of America Holdings	4.700%	2/1/45	7,925	7,680
Life Technologies Corp.	6.000%	3/1/20	3,690	3,816
Life Technologies Corp.	5.000%	1/15/21	2,175	2,229
5 Mayo Clinic	3.774%	11/15/43	5,125	4,905
5 Mayo Clinic	4.000%	11/15/47	1,875	1,814
5 Mayo Clinic	4.128%	11/15/52	1,150	1,143
McCormick & Co. Inc.	3.900%	7/15/21	875	881

	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,279
	McCormick & Co. Inc.	3.150%	8/15/24	6,600	6,344
	McCormick & Co. Inc.	3.400%	8/15/27	12,000	11,420
	McCormick & Co. Inc.	4.200%	8/15/47	2,645	2,489
	McKesson Corp.	2.700%	12/15/22	9,300	8,904
	McKesson Corp.	2.850%	3/15/23	1,500	1,435
	McKesson Corp.	3.796%	3/15/24	9,300	9,227
	McKesson Corp.	3.950%	2/16/28	3,300	3,186
	McKesson Corp.	6.000%	3/1/41	425	470
	Mead Johnson Nutrition Co.	4.900%	11/1/19	2,509	2,556
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	5,927
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,016
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,535	6,558
	Mead Johnson Nutrition Co.	4.600%	6/1/44	3,535	3,594
	Medco Health Solutions Inc.	4.125%	9/15/20	590	597
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,725	7,533
	Medtronic Inc.	2.500%	3/15/20	39,242	38,952
	Medtronic Inc.	4.125%	3/15/21	590	602
	Medtronic Inc.	3.125%	3/15/22	17,233	17,121
	Medtronic Inc.	3.150%	3/15/22	26,458	26,290
	Medtronic Inc.	3.625%	3/15/24	5,800	5,828
	Medtronic Inc.	3.500%	3/15/25	34,720	34,435
	Medtronic Inc.	4.375%	3/15/35	28,442	29,406
	Medtronic Inc.	6.500%	3/15/39	500	634
	Medtronic Inc.	5.550%	3/15/40	1,725	1,999
	Medtronic Inc.	4.500%	3/15/42	8,144	8,395
	Medtronic Inc.	4.625%	3/15/44	5,481	5,746
	Medtronic Inc.	4.625%	3/15/45	39,947	42,247
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	700	794
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	4,605	4,535
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.200%	7/1/55	1,700	1,684
	Merck & Co. Inc.	1.850%	2/10/20	11,900	11,738
	Merck & Co. Inc.	3.875%	1/15/21	3,375	3,433
	Merck & Co. Inc.	2.350%	2/10/22	9,934	9,665
	Merck & Co. Inc.	2.400%	9/15/22	10,820	10,495
	Merck & Co. Inc.	2.800%	5/18/23	15,650	15,332
	Merck & Co. Inc.	2.750%	2/10/25	22,453	21,558
	Merck & Co. Inc.	3.600%	9/15/42	8,020	7,493
	Merck & Co. Inc.	4.150%	5/18/43	12,664	12,900
	Merck & Co. Inc.	3.700%	2/10/45	19,109	18,300
	Molson Coors Brewing Co.	2.250%	3/15/20	4,950	4,872
	Molson Coors Brewing Co.	2.100%	7/15/21	5,988	5,757
	Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,042
	Molson Coors Brewing Co.	3.000%	7/15/26	18,351	16,634
	Molson Coors Brewing Co.	5.000%	5/1/42	6,875	6,837
	Molson Coors Brewing Co.	4.200%	7/15/46	18,100	15,987
	Mondelez International Inc.	4.625%	5/7/48	2,100	2,045
5	Montefiore Obligated Group	5.246%	11/1/48	9,000	9,055
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	1,970
10	Mylan Inc.	3.125%	1/15/23	325	310
	Mylan Inc.	4.200%	11/29/23	7,135	7,064
10	Mylan Inc.	4.550%	4/15/28	7,000	6,829
	Mylan Inc.	5.400%	11/29/43	4,770	4,513
10	Mylan Inc.	5.200%	4/15/48	7,075	6,534

Mylan NV	3.750%	12/15/20	350	350
Mylan NV	3.150%	6/15/21	11,852	11,666
Mylan NV	3.950%	6/15/26	18,920	17,866
Mylan NV	5.250%	6/15/46	7,775	7,261
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,294
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,365
Newell Brands Inc.	2.875%	12/1/19	4,375	4,355
Newell Brands Inc.	3.150%	4/1/21	9,392	9,238
Newell Brands Inc.	3.850%	4/1/23	18,200	17,813
Newell Brands Inc.	4.000%	12/1/24	8,705	8,411
Newell Brands Inc.	3.900%	11/1/25	3,825	3,548
Newell Brands Inc.	4.200%	4/1/26	16,181	15,376
Newell Brands Inc.	5.375%	4/1/36	7,100	6,771
Newell Brands Inc.	5.500%	4/1/46	14,575	13,882
Northwell Healthcare Inc.	3.979%	11/1/46	6,975	6,316
Northwell Healthcare Inc.	4.260%	11/1/47	9,050	8,589
Novartis Capital Corp.	1.800%	2/14/20	21,125	20,806
Novartis Capital Corp.	4.400%	4/24/20	8,550	8,736
Novartis Capital Corp.	2.400%	5/17/22	23,825	23,101
Novartis Capital Corp.	2.400%	9/21/22	25,209	24,347
Novartis Capital Corp.	3.400%	5/6/24	2,653	2,655
Novartis Capital Corp.	3.000%	11/20/25	7,750	7,434
Novartis Capital Corp.	3.100%	5/17/27	10,750	10,301
Novartis Capital Corp.	3.700%	9/21/42	3,650	3,482
Novartis Capital Corp.	4.400%	5/6/44	17,836	18,942
Novartis Capital Corp.	4.000%	11/20/45	9,600	9,616
NYU Hospitals Center	4.784%	7/1/44	3,425	3,643
5 NYU Hospitals Center	4.368%	7/1/47	4,775	4,848
Ochsner Clinic Foundation	5.897%	5/15/45	275	329
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,133
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	909
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,363
Pepsi Bottling Group Inc.	7.000%	3/1/29	5,950	7,584
PepsiCo Inc.	1.350%	10/4/19	9,925	9,772
PepsiCo Inc.	4.500%	1/15/20	2,800	2,857
PepsiCo Inc.	1.850%	4/30/20	10,625	10,437
PepsiCo Inc.	2.150%	10/14/20	12,150	11,952
PepsiCo Inc.	3.125%	11/1/20	5,425	5,438
PepsiCo Inc.	2.000%	4/15/21	6,950	6,766
PepsiCo Inc.	3.000%	8/25/21	12,620	12,587
PepsiCo Inc.	1.700%	10/6/21	6,125	5,871
PepsiCo Inc.	2.750%	3/5/22	18,670	18,390
PepsiCo Inc.	2.250%	5/2/22	6,000	5,803
PepsiCo Inc.	3.100%	7/17/22	3,425	3,404
PepsiCo Inc.	2.750%	3/1/23	7,775	7,599
PepsiCo Inc.	3.600%	3/1/24	1,200	1,210
PepsiCo Inc.	2.750%	4/30/25	6,850	6,553
PepsiCo Inc.	3.500%	7/17/25	3,925	3,922
PepsiCo Inc.	2.850%	2/24/26	2,400	2,274
PepsiCo Inc.	2.375%	10/6/26	15,500	14,144
PepsiCo Inc.	3.000%	10/15/27	15,900	15,165
PepsiCo Inc.	5.500%	1/15/40	8,125	9,589
PepsiCo Inc.	4.875%	11/1/40	6,625	7,274
PepsiCo Inc.	4.000%	3/5/42	7,600	7,497
PepsiCo Inc.	3.600%	8/13/42	4,100	3,790
PepsiCo Inc.	4.250%	10/22/44	3,675	3,716
PepsiCo Inc.	4.600%	7/17/45	4,760	5,056

PepsiCo Inc.	4.450%	4/14/46	10,000	10,439
PepsiCo Inc.	3.450%	10/6/46	12,775	11,478
PepsiCo Inc.	4.000%	5/2/47	7,945	7,721
PerkinElmer Inc.	5.000%	11/15/21	4,185	4,320
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,251
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,798	1,768
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,346
Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,800	11,530
Perrigo Finance Unlimited Co.	4.900%	12/15/44	9,651	8,714
Pfizer Inc.	1.700%	12/15/19	14,775	14,576
Pfizer Inc.	1.950%	6/3/21	12,550	12,188
Pfizer Inc.	3.000%	9/15/21	6,000	5,996
Pfizer Inc.	2.200%	12/15/21	4,250	4,132
Pfizer Inc.	3.000%	6/15/23	5,000	4,936
Pfizer Inc.	3.200%	9/15/23	6,025	5,974
Pfizer Inc.	3.400%	5/15/24	650	649
Pfizer Inc.	2.750%	6/3/26	11,850	11,154
Pfizer Inc.	3.000%	12/15/26	23,850	22,867
Pfizer Inc.	3.600%	9/15/28	19,475	19,244
Pfizer Inc.	4.000%	12/15/36	10,550	10,402
Pfizer Inc.	4.100%	9/15/38	7,275	7,265
Pfizer Inc.	7.200%	3/15/39	19,540	26,967
Pfizer Inc.	4.300%	6/15/43	8,781	8,847
Pfizer Inc.	4.400%	5/15/44	8,275	8,494
Pfizer Inc.	4.125%	12/15/46	13,450	13,350
Pfizer Inc.	4.200%	9/15/48	13,025	13,047
Pharmacia LLC	6.600%	12/1/28	5,048	6,133
Philip Morris International Inc.	2.000%	2/21/20	8,100	7,974
Philip Morris International Inc.	4.500%	3/26/20	375	382
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,673
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,547
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,447
Philip Morris International Inc.	2.625%	2/18/22	5,000	4,869
Philip Morris International Inc.	2.375%	8/17/22	5,450	5,230
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,893
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,678
Philip Morris International Inc.	2.625%	3/6/23	2,970	2,851
Philip Morris International Inc.	2.125%	5/10/23	4,230	3,989
Philip Morris International Inc.	3.600%	11/15/23	7,300	7,291
Philip Morris International Inc.	3.250%	11/10/24	12,600	12,308
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,501
Philip Morris International Inc.	2.750%	2/25/26	12,250	11,379
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,242
Philip Morris International Inc.	3.125%	3/2/28	4,230	3,985
Philip Morris International Inc.	6.375%	5/16/38	7,600	9,134
Philip Morris International Inc.	4.375%	11/15/41	6,893	6,685
Philip Morris International Inc.	4.500%	3/20/42	7,515	7,284
Philip Morris International Inc.	3.875%	8/21/42	5,414	4,814
Philip Morris International Inc.	4.125%	3/4/43	7,090	6,571
Philip Morris International Inc.	4.875%	11/15/43	10,700	10,913
Philip Morris International Inc.	4.250%	11/10/44	11,260	10,602
5 Procter & Gamble - Esop	9.360%	1/1/21	593	635
Procter & Gamble Co.	1.750%	10/25/19	9,725	9,624
Procter & Gamble Co.	1.900%	11/1/19	6,350	6,285
Procter & Gamble Co.	1.900%	10/23/20	9,650	9,437
Procter & Gamble Co.	1.850%	2/2/21	3,400	3,310
Procter & Gamble Co.	1.700%	11/3/21	7,105	6,820

Procter & Gamble Co.	2.300%	2/6/22	7,164	6,957
Procter & Gamble Co.	3.100%	8/15/23	7,975	7,923
Procter & Gamble Co.	2.700%	2/2/26	5,500	5,230
Procter & Gamble Co.	2.450%	11/3/26	9,300	8,615
Procter & Gamble Co.	2.850%	8/11/27	6,575	6,250
Procter & Gamble Co.	3.500%	10/25/47	5,450	5,055
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,250	1,152
5 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	3,125	2,830
5 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,500	3,292
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,550
Quest Diagnostics Inc.	2.500%	3/30/20	2,250	2,222
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,373
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,336
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,200
Quest Diagnostics Inc.	3.450%	6/1/26	7,400	7,014
Quest Diagnostics Inc.	5.750%	1/30/40	876	919
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,208
Reynolds American Inc.	6.875%	5/1/20	200	211
Reynolds American Inc.	3.250%	6/12/20	14,060	14,018
Reynolds American Inc.	4.000%	6/12/22	5,100	5,132
Reynolds American Inc.	4.850%	9/15/23	2,345	2,423
Reynolds American Inc.	4.450%	6/12/25	28,925	29,167
Reynolds American Inc.	5.700%	8/15/35	5,870	6,266
Reynolds American Inc.	7.250%	6/15/37	1,750	2,154
Reynolds American Inc.	8.125%	5/1/40	2,239	2,929
Reynolds American Inc.	7.000%	8/4/41	2,040	2,415
Reynolds American Inc.	5.850%	8/15/45	18,490	19,970
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,227
Sanofi	4.000%	3/29/21	10,415	10,610
Sanofi	3.375%	6/19/23	11,000	11,004
Sanofi	3.625%	6/19/28	12,000	11,875
Shire Acquisitions Investments Ireland
DAC	2.400%	9/23/21	28,000	26,979
Shire Acquisitions Investments Ireland
DAC	2.875%	9/23/23	33,182	31,305
Shire Acquisitions Investments Ireland
DAC	3.200%	9/23/26	25,245	23,305
SSM Health Care Corp.	3.688%	6/1/23	6,000	5,975
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,561
Stanford Health Care	3.795%	11/15/48	5,075	4,800
Stryker Corp.	4.375%	1/15/20	700	711
Stryker Corp.	2.625%	3/15/21	16,300	16,053
Stryker Corp.	3.375%	5/15/24	9,500	9,318
Stryker Corp.	3.375%	11/1/25	6,265	6,024
Stryker Corp.	3.500%	3/15/26	8,697	8,417
Stryker Corp.	3.650%	3/7/28	3,000	2,917
Stryker Corp.	4.100%	4/1/43	350	325
Stryker Corp.	4.375%	5/15/44	2,575	2,470
Stryker Corp.	4.625%	3/15/46	8,135	8,230
Sutter Health	3.695%	8/15/28	3,025	2,964
Sutter Health	4.091%	8/15/48	4,400	4,161
Sysco Corp.	2.600%	10/1/20	6,800	6,714
Sysco Corp.	2.500%	7/15/21	1,825	1,781
Sysco Corp.	3.550%	3/15/25	2,000	1,960

Sysco Corp.	3.750%	10/1/25	4,575	4,513
Sysco Corp.	3.300%	7/15/26	8,250	7,870
Sysco Corp.	3.250%	7/15/27	14,414	13,554
Sysco Corp.	4.850%	10/1/45	3,080	3,150
Sysco Corp.	4.500%	4/1/46	5,325	5,226
Sysco Corp.	4.450%	3/15/48	4,400	4,287
5 Texas Health Resources	4.330%	11/15/55	900	912
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	535
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,161
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,250
Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,845	6,783
Thermo Fisher Scientific Inc.	3.150%	1/15/23	3,950	3,865
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,500	8,234
Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,275	1,297
Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,075	7,902
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,720	8,983
Thermo Fisher Scientific Inc.	3.200%	8/15/27	10,600	9,901
Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,315	5,826
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,200	3,923
Trinity Health Corp.	4.125%	12/1/45	5,070	4,881
Tupperware Brands Corp.	4.750%	6/1/21	3,870	3,937
Tyson Foods Inc.	2.250%	8/23/21	1,350	1,299
Tyson Foods Inc.	4.500%	6/15/22	13,350	13,764
Tyson Foods Inc.	3.900%	9/28/23	3,300	3,323
Tyson Foods Inc.	3.950%	8/15/24	11,173	11,140
Tyson Foods Inc.	3.550%	6/2/27	10,900	10,280
Tyson Foods Inc.	4.875%	8/15/34	7,580	7,634
Tyson Foods Inc.	5.150%	8/15/44	3,652	3,715
Tyson Foods Inc.	4.550%	6/2/47	6,875	6,367
Tyson Foods Inc.	5.100%	9/28/48	3,500	3,565
Unilever Capital Corp.	1.800%	5/5/20	300	294
Unilever Capital Corp.	2.100%	7/30/20	1,545	1,508
Unilever Capital Corp.	4.250%	2/10/21	10,310	10,538
Unilever Capital Corp.	1.375%	7/28/21	5,700	5,401
Unilever Capital Corp.	3.000%	3/7/22	5,175	5,123
Unilever Capital Corp.	3.250%	3/7/24	9,175	9,029
Unilever Capital Corp.	2.600%	5/5/24	12,725	12,095
Unilever Capital Corp.	3.100%	7/30/25	2,875	2,779
Unilever Capital Corp.	2.000%	7/28/26	6,200	5,484
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,011
Unilever Capital Corp.	3.500%	3/22/28	11,675	11,441
Unilever Capital Corp.	5.900%	11/15/32	3,125	3,799
Whirlpool Corp.	4.850%	6/15/21	1,625	1,668
Whirlpool Corp.	4.700%	6/1/22	6,700	6,907
Whirlpool Corp.	4.000%	3/1/24	2,675	2,657
Whirlpool Corp.	3.700%	5/1/25	2,400	2,320
Whirlpool Corp.	4.500%	6/1/46	5,425	4,805
Wyeth LLC	7.250%	3/1/23	2,000	2,312
Wyeth LLC	6.450%	2/1/24	9,825	11,209
Wyeth LLC	6.500%	2/1/34	4,025	5,032
Wyeth LLC	6.000%	2/15/36	1,680	2,043
Wyeth LLC	5.950%	4/1/37	17,460	21,060
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,866
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	2,745	2,788
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	18,984	18,799
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,532
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,400	5,292

Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,169
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	15,829
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	1,927
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	7,100	6,625
Zoetis Inc.	3.450%	11/13/20	3,100	3,104
Zoetis Inc.	3.250%	8/20/21	2,700	2,696
Zoetis Inc.	3.250%	2/1/23	16,023	15,758
Zoetis Inc.	4.500%	11/13/25	3,040	3,125
Zoetis Inc.	3.000%	9/12/27	6,565	6,083
Zoetis Inc.	3.900%	8/20/28	3,000	2,967
Zoetis Inc.	4.700%	2/1/43	9,390	9,596
Zoetis Inc.	3.950%	9/12/47	4,375	3,961
Zoetis Inc.	4.450%	8/20/48	3,450	3,450

Energy (2.5%)
Anadarko Finance Co.	7.500%	5/1/31	6,750	8,287
Anadarko Petroleum Corp.	4.850%	3/15/21	7,425	7,630
Anadarko Petroleum Corp.	3.450%	7/15/24	6,345	6,072
Anadarko Petroleum Corp.	5.550%	3/15/26	23,670	25,115
Anadarko Petroleum Corp.	6.450%	9/15/36	14,730	16,754
Anadarko Petroleum Corp.	7.950%	6/15/39	300	388
Anadarko Petroleum Corp.	6.200%	3/15/40	5,125	5,685
Anadarko Petroleum Corp.	4.500%	7/15/44	700	634
Anadarko Petroleum Corp.	6.600%	3/15/46	9,775	11,510
Andeavor	5.375%	10/1/22	2,000	2,033
Andeavor	4.750%	12/15/23	20,450	21,166
Andeavor	5.125%	4/1/24	497	508
Andeavor	5.125%	12/15/26	15,800	16,554
Andeavor	3.800%	4/1/28	4,625	4,414
Andeavor	4.500%	4/1/48	4,900	4,547
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,575	1,545
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,545	6,398
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	11,550	11,536
Apache Corp.	3.625%	2/1/21	4,114	4,113
Apache Corp.	3.250%	4/15/22	6,439	6,311
Apache Corp.	4.375%	10/15/28	9,075	8,901
Apache Corp.	7.750%	12/15/29	650	802
Apache Corp.	6.000%	1/15/37	8,176	8,933
Apache Corp.	5.100%	9/1/40	14,775	14,569
Apache Corp.	5.250%	2/1/42	340	339
Apache Corp.	4.750%	4/15/43	13,724	12,986
Apache Corp.	4.250%	1/15/44	8,900	7,890
Baker Hughes a GE Co. LLC	3.200%	8/15/21	9,545	9,495
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	6,883
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	12,000	11,607
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	7,500	7,030
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	19,500	17,610
Boardwalk Pipelines LP	3.375%	2/1/23	2,200	2,127
Boardwalk Pipelines LP	4.950%	12/15/24	575	584
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,778
Boardwalk Pipelines LP	4.450%	7/15/27	5,640	5,431

BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,535
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	7,797
BP Capital Markets plc	2.521%	1/15/20	14,005	13,934
BP Capital Markets plc	2.315%	2/13/20	51,320	50,844
BP Capital Markets plc	4.500%	10/1/20	12,678	12,994
BP Capital Markets plc	4.742%	3/11/21	8,915	9,226
BP Capital Markets plc	2.112%	9/16/21	9,050	8,743
BP Capital Markets plc	3.561%	11/1/21	17,474	17,573
BP Capital Markets plc	3.062%	3/17/22	3,900	3,850
BP Capital Markets plc	3.245%	5/6/22	11,075	10,989
BP Capital Markets plc	2.520%	9/19/22	5,200	5,010
BP Capital Markets plc	2.500%	11/6/22	7,375	7,124
BP Capital Markets plc	2.750%	5/10/23	24,115	23,295
BP Capital Markets plc	3.994%	9/26/23	2,700	2,749
BP Capital Markets plc	3.216%	11/28/23	5,800	5,689
BP Capital Markets plc	3.814%	2/10/24	2,825	2,852
BP Capital Markets plc	3.224%	4/14/24	2,697	2,642
BP Capital Markets plc	3.535%	11/4/24	11,114	11,012
BP Capital Markets plc	3.506%	3/17/25	2,900	2,859
BP Capital Markets plc	3.119%	5/4/26	17,501	16,663
BP Capital Markets plc	3.017%	1/16/27	8,450	7,935
BP Capital Markets plc	3.588%	4/14/27	2,100	2,057
BP Capital Markets plc	3.279%	9/19/27	23,400	22,354
BP Capital Markets plc	3.723%	11/28/28	3,000	2,960
Buckeye Partners LP	4.875%	2/1/21	1,000	1,017
Buckeye Partners LP	4.150%	7/1/23	2,800	2,761
Buckeye Partners LP	3.950%	12/1/26	13,600	12,545
Buckeye Partners LP	4.125%	12/1/27	1,200	1,106
Buckeye Partners LP	5.850%	11/15/43	3,225	3,099
Buckeye Partners LP	5.600%	10/15/44	900	837
Burlington Resources Finance Co.	7.200%	8/15/31	9,262	11,743
Burlington Resources Finance Co.	7.400%	12/1/31	2,650	3,381
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	910
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	7,734
Canadian Natural Resources Ltd.	3.800%	4/15/24	10,595	10,487
Canadian Natural Resources Ltd.	3.850%	6/1/27	16,900	16,481
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,317
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,325	2,731
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,436
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,000	8,310
Canadian Natural Resources Ltd.	6.250%	3/15/38	8,043	9,486
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,800	3,421
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,275	6,532
Cenovus Energy Inc.	5.700%	10/15/19	10,700	10,941
Cenovus Energy Inc.	3.000%	8/15/22	4,509	4,323
Cenovus Energy Inc.	3.800%	9/15/23	5,425	5,310
Cenovus Energy Inc.	4.250%	4/15/27	9,500	9,179
Cenovus Energy Inc.	5.250%	6/15/37	7,185	7,095
Cenovus Energy Inc.	6.750%	11/15/39	13,900	15,690
Cenovus Energy Inc.	4.450%	9/15/42	4,960	4,346
Cenovus Energy Inc.	5.200%	9/15/43	4,500	4,331
Cenovus Energy Inc.	5.400%	6/15/47	12,640	12,719
Chevron Corp.	2.193%	11/15/19	11,675	11,597
Chevron Corp.	1.961%	3/3/20	13,500	13,326
Chevron Corp.	1.991%	3/3/20	4,500	4,440
Chevron Corp.	2.419%	11/17/20	7,950	7,850
Chevron Corp.	2.100%	5/16/21	9,450	9,213

Chevron Corp.	2.411%	3/3/22	3,925	3,821
Chevron Corp.	2.498%	3/3/22	4,350	4,251
Chevron Corp.	2.355%	12/5/22	20,464	19,625
Chevron Corp.	3.191%	6/24/23	28,283	28,067
Chevron Corp.	2.895%	3/3/24	16,000	15,560
Chevron Corp.	3.326%	11/17/25	400	394
Chevron Corp.	2.954%	5/16/26	13,800	13,136
Cimarex Energy Co.	4.375%	6/1/24	5,900	5,958
Cimarex Energy Co.	3.900%	5/15/27	19,300	18,417
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,550	1,546
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,248	10,327
Columbia Pipeline Group Inc.	5.800%	6/1/45	9,360	10,371
Concho Resources Inc.	3.750%	10/1/27	18,000	17,235
Concho Resources Inc.	4.300%	8/15/28	8,425	8,393
Concho Resources Inc.	4.875%	10/1/47	4,200	4,263
Concho Resources Inc.	4.850%	8/15/48	175	176
Conoco Funding Co.	7.250%	10/15/31	1,475	1,895
ConocoPhillips	5.900%	10/15/32	1,725	2,027
ConocoPhillips	5.900%	5/15/38	5,661	6,762
ConocoPhillips	6.500%	2/1/39	19,363	25,040
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,971	7,182
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,591
ConocoPhillips Co.	4.950%	3/15/26	22,885	24,696
ConocoPhillips Co.	4.150%	11/15/34	2,829	2,765
ConocoPhillips Co.	4.300%	11/15/44	12,600	12,965
ConocoPhillips Co.	5.950%	3/15/46	4,100	5,167
ConocoPhillips Holding Co.	6.950%	4/15/29	3,400	4,238
Continental Resources Inc.	4.500%	4/15/23	4,000	4,070
Continental Resources Inc.	4.375%	1/15/28	15,575	15,458
Continental Resources Inc.	4.900%	6/1/44	7,950	7,871
Devon Energy Corp.	4.000%	7/15/21	3,600	3,631
Devon Energy Corp.	3.250%	5/15/22	13,030	12,800
Devon Energy Corp.	5.850%	12/15/25	3,050	3,319
Devon Energy Corp.	7.950%	4/15/32	2,050	2,583
Devon Energy Corp.	5.600%	7/15/41	2,720	2,887
Devon Energy Corp.	4.750%	5/15/42	15,800	15,090
Devon Energy Corp.	5.000%	6/15/45	1,000	987
Devon Financing Co. LLC	7.875%	9/30/31	7,700	9,550
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	3,850	3,819
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,000	1,972
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,381
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,660
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,275	6,259
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,810	2,769
Enable Midstream Partners LP	3.900%	5/15/24	6,100	5,906
Enable Midstream Partners LP	4.400%	3/15/27	9,000	8,635
Enable Midstream Partners LP	4.950%	5/15/28	6,200	6,160
Enable Midstream Partners LP	5.000%	5/15/44	1,125	1,017
Enbridge Energy Partners LP	5.200%	3/15/20	575	589
Enbridge Energy Partners LP	4.200%	9/15/21	9,950	10,073
Enbridge Energy Partners LP	5.875%	10/15/25	8,775	9,632
Enbridge Energy Partners LP	7.500%	4/15/38	6,525	8,382
Enbridge Energy Partners LP	5.500%	9/15/40	5,123	5,492
Enbridge Energy Partners LP	7.375%	10/15/45	3,390	4,488
Enbridge Inc.	2.900%	7/15/22	8,200	7,943
Enbridge Inc.	3.500%	6/10/24	2,100	2,042
Enbridge Inc.	4.250%	12/1/26	10,410	10,478

Enbridge Inc.	3.700%	7/15/27	6,500	6,197
Enbridge Inc.	4.500%	6/10/44	2,725	2,606
Enbridge Inc.	5.500%	12/1/46	5,150	5,688
Encana Corp.	3.900%	11/15/21	3,350	3,362
Encana Corp.	8.125%	9/15/30	1,400	1,783
Encana Corp.	7.375%	11/1/31	5,464	6,649
Encana Corp.	6.500%	8/15/34	8,800	10,193
Encana Corp.	6.625%	8/15/37	4,555	5,367
Encana Corp.	6.500%	2/1/38	4,475	5,246
Energy Transfer Equity LP	4.250%	3/15/23	11,950	11,890
Energy Transfer LP	4.150%	10/1/20	4,550	4,609
Energy Transfer LP	4.650%	6/1/21	3,727	3,817
Energy Transfer LP	5.200%	2/1/22	8,497	8,826
Energy Transfer LP	3.600%	2/1/23	9,808	9,597
Energy Transfer LP	4.900%	2/1/24	1,620	1,666
Energy Transfer LP	4.050%	3/15/25	18,685	18,286
Energy Transfer LP	4.750%	1/15/26	16,005	16,118
Energy Transfer LP	4.200%	4/15/27	3,300	3,180
Energy Transfer LP	8.250%	11/15/29	1,500	1,817
Energy Transfer LP	4.900%	3/15/35	3,050	2,867
Energy Transfer LP	6.625%	10/15/36	1,750	1,946
Energy Transfer LP	7.500%	7/1/38	3,357	4,014
Energy Transfer LP	6.050%	6/1/41	11,845	12,264
Energy Transfer LP	6.500%	2/1/42	10,201	11,263
Energy Transfer LP	5.150%	2/1/43	5,400	5,053
Energy Transfer LP	5.150%	3/15/45	6,680	6,304
Energy Transfer LP	6.125%	12/15/45	2,900	3,082
Energy Transfer LP	5.300%	4/15/47	13,775	13,327
Energy Transfer Partners LP	4.200%	9/15/23	3,200	3,218
Energy Transfer Partners LP	4.950%	6/15/28	4,000	4,087
Energy Transfer Partners LP	5.800%	6/15/38	5,500	5,709
Energy Transfer Partners LP	6.000%	6/15/48	4,260	4,536
Eni USA Inc.	7.300%	11/15/27	1,095	1,282
Enterprise Products Operating LLC	2.550%	10/15/19	6,900	6,869
Enterprise Products Operating LLC	5.200%	9/1/20	8,400	8,684
Enterprise Products Operating LLC	2.800%	2/15/21	6,300	6,220
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	987
Enterprise Products Operating LLC	4.050%	2/15/22	500	507
Enterprise Products Operating LLC	3.350%	3/15/23	15,084	14,914
Enterprise Products Operating LLC	3.900%	2/15/24	7,725	7,791
Enterprise Products Operating LLC	3.750%	2/15/25	14,700	14,672
Enterprise Products Operating LLC	3.700%	2/15/26	2,015	1,986
Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,297
Enterprise Products Operating LLC	6.875%	3/1/33	8,343	10,273
Enterprise Products Operating LLC	6.650%	10/15/34	235	284
Enterprise Products Operating LLC	7.550%	4/15/38	2,930	3,838
Enterprise Products Operating LLC	6.125%	10/15/39	4,695	5,480
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,923
Enterprise Products Operating LLC	5.950%	2/1/41	10,065	11,628
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,738
Enterprise Products Operating LLC	4.850%	8/15/42	20,043	20,534
Enterprise Products Operating LLC	4.450%	2/15/43	13,817	13,400
Enterprise Products Operating LLC	4.850%	3/15/44	12,020	12,165
Enterprise Products Operating LLC	5.100%	2/15/45	2,190	2,288
Enterprise Products Operating LLC	4.900%	5/15/46	11,920	12,271
Enterprise Products Operating LLC	4.250%	2/15/48	14,500	13,535
Enterprise Products Operating LLC	4.950%	10/15/54	2,125	2,119

5 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,967
5 Enterprise Products Operating LLC	5.375%	2/15/78	4,265	3,963
EOG Resources Inc.	4.400%	6/1/20	1,780	1,810
EOG Resources Inc.	4.100%	2/1/21	9,300	9,437
EOG Resources Inc.	2.625%	3/15/23	15,130	14,579
EOG Resources Inc.	3.150%	4/1/25	700	679
EOG Resources Inc.	4.150%	1/15/26	4,450	4,558
EOG Resources Inc.	3.900%	4/1/35	3,450	3,365
EQT Corp.	2.500%	10/1/20	1,450	1,416
EQT Corp.	4.875%	11/15/21	2,135	2,195
EQT Corp.	3.000%	10/1/22	3,800	3,678
EQT Corp.	3.900%	10/1/27	18,400	17,235
EQT Midstream Partners LP	4.750%	7/15/23	11,350	11,506
EQT Midstream Partners LP	4.125%	12/1/26	3,700	3,484
EQT Midstream Partners LP	5.500%	7/15/28	7,327	7,513
EQT Midstream Partners LP	6.500%	7/15/48	7,500	7,986
Exxon Mobil Corp.	1.912%	3/6/20	15,282	15,086
Exxon Mobil Corp.	2.222%	3/1/21	22,975	22,458
Exxon Mobil Corp.	2.397%	3/6/22	27,250	26,531
Exxon Mobil Corp.	2.726%	3/1/23	48,762	47,743
Exxon Mobil Corp.	3.176%	3/15/24	250	248
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,406
Exxon Mobil Corp.	3.567%	3/6/45	4,850	4,529
Exxon Mobil Corp.	4.114%	3/1/46	20,100	20,282
Halliburton Co.	3.250%	11/15/21	4,525	4,530
Halliburton Co.	3.500%	8/1/23	5,450	5,412
Halliburton Co.	3.800%	11/15/25	21,650	21,458
Halliburton Co.	4.850%	11/15/35	11,275	11,800
Halliburton Co.	6.700%	9/15/38	10,420	12,931
Halliburton Co.	7.450%	9/15/39	1,859	2,485
Halliburton Co.	4.500%	11/15/41	2,757	2,699
Halliburton Co.	4.750%	8/1/43	8,475	8,651
Halliburton Co.	5.000%	11/15/45	12,925	13,767
Helmerich & Payne International Drilling
Co.	4.650%	3/15/25	3,975	4,052
Hess Corp.	3.500%	7/15/24	1,600	1,519
Hess Corp.	4.300%	4/1/27	11,500	11,115
Hess Corp.	7.875%	10/1/29	1,900	2,291
Hess Corp.	7.300%	8/15/31	1,000	1,152
Hess Corp.	7.125%	3/15/33	2,050	2,347
Hess Corp.	6.000%	1/15/40	12,540	13,043
Hess Corp.	5.600%	2/15/41	9,680	9,780
Hess Corp.	5.800%	4/1/47	6,400	6,734
HollyFrontier Corp.	5.875%	4/1/26	2,450	2,610
Husky Energy Inc.	7.250%	12/15/19	2,020	2,111
Husky Energy Inc.	3.950%	4/15/22	24,875	25,031
Husky Energy Inc.	4.000%	4/15/24	5,300	5,294
Husky Energy Inc.	6.800%	9/15/37	4,135	5,093
Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,206
Kerr-McGee Corp.	7.875%	9/15/31	1,575	1,961
Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,975	10,447
Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,961	5,183
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,400	1,447
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,296
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,426	4,481
Kinder Morgan Energy Partners LP	3.950%	9/1/22	20,125	20,251
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,700	8,545

Kinder Morgan Energy Partners LP	3.500%	9/1/23	22,818	22,357
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	5,951
Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	8,654
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,313
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,000	2,421
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,382
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	6,975
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,060	7,335
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	9,512
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	5,125
Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	186
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,595
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,700	8,959
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,502
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	5,991
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,509
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,441
Kinder Morgan Inc.	3.050%	12/1/19	50	50
Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,579
Kinder Morgan Inc.	3.150%	1/15/23	6,720	6,537
Kinder Morgan Inc.	4.300%	6/1/25	11,800	11,892
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,387
Kinder Morgan Inc.	7.750%	1/15/32	4,550	5,731
Kinder Morgan Inc.	5.300%	12/1/34	5,500	5,676
Kinder Morgan Inc.	5.550%	6/1/45	19,855	20,947
Kinder Morgan Inc.	5.050%	2/15/46	15,007	14,966
Kinder Morgan Inc.	5.200%	3/1/48	11,000	11,203
Kinder Morgan Inc.	4.300%	3/1/28	13,500	13,372
Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,111
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,638
Magellan Midstream Partners LP	5.150%	10/15/43	2,825	2,931
Magellan Midstream Partners LP	4.250%	9/15/46	3,000	2,805
Magellan Midstream Partners LP	4.200%	10/3/47	6,660	6,093
Marathon Oil Corp.	2.700%	6/1/20	6,060	5,974
Marathon Oil Corp.	2.800%	11/1/22	7,600	7,313
Marathon Oil Corp.	3.850%	6/1/25	8,870	8,609
Marathon Oil Corp.	4.400%	7/15/27	12,000	11,996
Marathon Oil Corp.	6.800%	3/15/32	2,770	3,250
Marathon Oil Corp.	6.600%	10/1/37	7,741	9,114
Marathon Oil Corp.	5.200%	6/1/45	10,210	10,650
Marathon Petroleum Corp.	3.400%	12/15/20	2,800	2,800
Marathon Petroleum Corp.	5.125%	3/1/21	5,850	6,069
Marathon Petroleum Corp.	3.625%	9/15/24	5,150	5,079
Marathon Petroleum Corp.	6.500%	3/1/41	11,769	13,748
Marathon Petroleum Corp.	4.750%	9/15/44	1,951	1,876
Marathon Petroleum Corp.	5.000%	9/15/54	2,350	2,238
MPLX LP	3.375%	3/15/23	4,000	3,914
MPLX LP	4.500%	7/15/23	15,240	15,581
MPLX LP	4.875%	12/1/24	21,992	22,837
MPLX LP	4.000%	2/15/25	3,000	2,945
MPLX LP	4.875%	6/1/25	6,300	6,486
MPLX LP	4.125%	3/1/27	9,700	9,405
MPLX LP	4.000%	3/15/28	9,200	8,846
MPLX LP	4.500%	4/15/38	12,400	11,664
MPLX LP	5.200%	3/1/47	12,463	12,448
MPLX LP	4.700%	4/15/48	11,300	10,535
MPLX LP	4.900%	4/15/58	4,450	4,036

National Fuel Gas Co.	3.950%	9/15/27	1,900	1,750
National Fuel Gas Co.	4.750%	9/1/28	11,000	10,716
National Oilwell Varco Inc.	2.600%	12/1/22	23,215	22,034
National Oilwell Varco Inc.	3.950%	12/1/42	2,500	2,135
Noble Energy Inc.	4.150%	12/15/21	9,100	9,210
Noble Energy Inc.	3.850%	1/15/28	5,450	5,138
Noble Energy Inc.	6.000%	3/1/41	2,050	2,193
Noble Energy Inc.	5.250%	11/15/43	11,735	11,673
Noble Energy Inc.	5.050%	11/15/44	6,704	6,451
Noble Energy Inc.	4.950%	8/15/47	11,275	10,793
Occidental Petroleum Corp.	4.100%	2/1/21	17,210	17,487
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,553
Occidental Petroleum Corp.	2.700%	2/15/23	12,972	12,546
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,095
Occidental Petroleum Corp.	3.400%	4/15/26	12,000	11,739
Occidental Petroleum Corp.	4.625%	6/15/45	3,500	3,613
Occidental Petroleum Corp.	4.400%	4/15/46	10,325	10,409
Occidental Petroleum Corp.	4.100%	2/15/47	5,500	5,305
Occidental Petroleum Corp.	4.200%	3/15/48	4,625	4,549
ONEOK Inc.	4.250%	2/1/22	8,000	8,090
ONEOK Inc.	7.500%	9/1/23	9,618	10,988
ONEOK Inc.	4.000%	7/13/27	3,800	3,673
ONEOK Inc.	4.550%	7/15/28	6,500	6,528
ONEOK Inc.	6.000%	6/15/35	600	650
ONEOK Inc.	4.950%	7/13/47	17,664	17,404
ONEOK Inc.	5.200%	7/15/48	1,250	1,273
ONEOK Partners LP	3.375%	10/1/22	16,209	15,964
ONEOK Partners LP	6.650%	10/1/36	8,403	9,765
ONEOK Partners LP	6.850%	10/15/37	6,525	7,748
ONEOK Partners LP	6.200%	9/15/43	3,200	3,574
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,530	4,216
Petro-Canada	5.350%	7/15/33	2,625	2,819
Petro-Canada	5.950%	5/15/35	5,995	6,914
Petro-Canada	6.800%	5/15/38	5,725	7,239
Phillips 66	4.300%	4/1/22	13,960	14,322
Phillips 66	3.900%	3/15/28	9,250	9,118
Phillips 66	4.650%	11/15/34	500	503
Phillips 66	5.875%	5/1/42	10,960	12,598
Phillips 66	4.875%	11/15/44	17,130	17,740
Phillips 66 Partners LP	2.646%	2/15/20	1,255	1,242
Phillips 66 Partners LP	3.605%	2/15/25	3,500	3,371
Phillips 66 Partners LP	3.550%	10/1/26	7,950	7,466
Phillips 66 Partners LP	3.750%	3/1/28	2,000	1,894
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,190
Phillips 66 Partners LP	4.900%	10/1/46	8,090	7,876
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	4,000
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	8,878
Pioneer Natural Resources Co.	4.450%	1/15/26	9,650	9,864
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	12,660	12,985
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,460	1,491
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,840	3,787
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	7,507	7,110

Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,553
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	14,408
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	6,770
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,575	7,568
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	2,975	2,790
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	8,575	7,306
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	9,325	8,401
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,200	1,110
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	1,725	1,783
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	5,950	6,285
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	14,300	14,793
Sabine Pass Liquefaction LLC	5.625%	2/1/21	16,065	16,675
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,900	12,778
Sabine Pass Liquefaction LLC	5.625%	4/15/23	24,884	26,439
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,500	19,864
Sabine Pass Liquefaction LLC	5.625%	3/1/25	22,425	23,911
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,150	23,839
Sabine Pass Liquefaction LLC	5.000%	3/15/27	4,130	4,238
Sabine Pass Liquefaction LLC	4.200%	3/15/28	31,300	30,361
SASOL Financing USA LLC	5.875%	3/27/24	4,125	4,202
Schlumberger Investment SA	3.650%	12/1/23	17,113	17,248
Shell International Finance BV	4.375%	3/25/20	7,650	7,795
Shell International Finance BV	2.125%	5/11/20	10,075	9,935
Shell International Finance BV	2.250%	11/10/20	700	689
Shell International Finance BV	1.875%	5/10/21	19,950	19,302
Shell International Finance BV	1.750%	9/12/21	10,000	9,622
Shell International Finance BV	2.375%	8/21/22	11,865	11,478
Shell International Finance BV	2.250%	1/6/23	9,405	8,981
Shell International Finance BV	3.400%	8/12/23	7,080	7,072
Shell International Finance BV	3.250%	5/11/25	22,800	22,342
Shell International Finance BV	2.875%	5/10/26	16,980	16,121
Shell International Finance BV	2.500%	9/12/26	12,550	11,584
Shell International Finance BV	4.125%	5/11/35	25,641	25,908
Shell International Finance BV	6.375%	12/15/38	16,542	21,306
Shell International Finance BV	5.500%	3/25/40	4,025	4,730
Shell International Finance BV	3.625%	8/21/42	8,225	7,553
Shell International Finance BV	4.550%	8/12/43	4,975	5,243
Shell International Finance BV	4.375%	5/11/45	22,171	22,759
Shell International Finance BV	4.000%	5/10/46	25,350	24,694
Shell International Finance BV	3.750%	9/12/46	16,150	15,117
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,265	7,400
Spectra Energy Partners LP	4.750%	3/15/24	14,330	14,776
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,751
Spectra Energy Partners LP	3.375%	10/15/26	9,425	8,829
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,522

Spectra Energy Partners LP	4.500%	3/15/45	3,300	3,149
Suncor Energy Inc.	3.600%	12/1/24	350	346
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,427
Suncor Energy Inc.	5.950%	12/1/34	575	659
Suncor Energy Inc.	6.500%	6/15/38	10,220	12,599
Suncor Energy Inc.	6.850%	6/1/39	2,255	2,882
Suncor Energy Inc.	4.000%	11/15/47	10,147	9,492
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	6,450	6,555
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	4,095	3,987
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	575	571
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	1,000	1,077
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	18,000	17,020
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,600	10,027
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	250	263
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	4,951
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	10,040
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	10,475	10,188
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,400	4,307
TC PipeLines LP	3.900%	5/25/27	2,600	2,463
TechnipFMC plc	3.450%	10/1/22	8,495	8,274
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	950
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,869
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	10,973
Total Capital International SA	2.750%	6/19/21	22,825	22,562
Total Capital International SA	2.875%	2/17/22	10,975	10,805
Total Capital International SA	2.700%	1/25/23	11,290	10,960
Total Capital International SA	3.700%	1/15/24	8,750	8,819
Total Capital International SA	3.750%	4/10/24	2,991	3,016
Total Capital SA	4.450%	6/24/20	5,125	5,240
Total Capital SA	4.125%	1/28/21	3,055	3,116
TransCanada PipeLines Ltd.	2.125%	11/15/19	37,200	36,778
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,332	7,396
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,175	5,913
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,570
TransCanada PipeLines Ltd.	4.875%	1/15/26	5,021	5,221
TransCanada PipeLines Ltd.	4.250%	5/15/28	7,500	7,509
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,850	7,838
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,169
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,441
TransCanada PipeLines Ltd.	6.200%	10/15/37	14,075	16,365
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,100	6,171
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,400	4,302
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,775	3,676
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,405	5,017
TransCanada PipeLines Ltd.	5.000%	10/16/43	9,835	10,021
TransCanada PipeLines Ltd.	4.875%	5/15/48	11,425	11,706
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,187
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,105
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	526
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,206
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,164
Valero Energy Corp.	6.125%	2/1/20	3,875	4,020
Valero Energy Corp.	3.650%	3/15/25	1,250	1,223
Valero Energy Corp.	3.400%	9/15/26	15,300	14,545
Valero Energy Corp.	4.350%	6/1/28	9,400	9,426
Valero Energy Corp.	7.500%	4/15/32	6,350	8,047
Valero Energy Corp.	6.625%	6/15/37	10,506	12,638

Valero Energy Corp.	4.900%	3/15/45	7,050	7,167
Valero Energy Partners LP	4.375%	12/15/26	5,800	5,679
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,035
Western Gas Partners LP	5.375%	6/1/21	7,175	7,412
Western Gas Partners LP	3.950%	6/1/25	4,300	4,083
Western Gas Partners LP	4.650%	7/1/26	2,000	1,968
Western Gas Partners LP	4.500%	3/1/28	850	817
Western Gas Partners LP	4.750%	8/15/28	2,800	2,736
Western Gas Partners LP	5.450%	4/1/44	11,825	11,116
Western Gas Partners LP	5.300%	3/1/48	3,500	3,218
Western Gas Partners LP	5.500%	8/15/48	3,100	2,931
Williams Cos. Inc.	4.500%	11/15/23	3,650	3,717
Williams Cos. Inc.	4.300%	3/4/24	4,000	4,024
Williams Cos. Inc.	3.900%	1/15/25	24,518	23,819
Williams Cos. Inc.	4.000%	9/15/25	7,275	7,152
Williams Cos. Inc.	3.750%	6/15/27	17,750	16,943
Williams Cos. Inc.	5.250%	3/15/20	6,801	6,971
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,522
Williams Cos. Inc.	3.600%	3/15/22	16,405	16,307
Williams Cos. Inc.	3.350%	8/15/22	6,350	6,233
Williams Cos. Inc.	3.700%	1/15/23	11,000	10,868
Williams Cos. Inc.	4.550%	6/24/24	21,000	21,331
Williams Cos. Inc.	6.300%	4/15/40	4,045	4,562
Williams Cos. Inc.	5.800%	11/15/43	9,725	10,484
Williams Cos. Inc.	5.400%	3/4/44	1,550	1,603
Williams Cos. Inc.	5.750%	6/24/44	7,750	8,272
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,601
Williams Cos. Inc.	5.100%	9/15/45	9,345	9,390
Williams Cos. Inc.	4.850%	3/1/48	7,020	6,808

Other Industrial (0.1%)
5 Boston University	4.061%	10/1/48	2,335	2,307
California Institute of Technology GO	4.321%	8/1/45	1,025	1,053
California Institute of Technology GO	4.700%	11/1/11	5,600	5,708
CBRE Services Inc.	5.250%	3/15/25	3,700	3,864
CBRE Services Inc.	4.875%	3/1/26	11,033	11,233
Cintas Corp. No 2	2.900%	4/1/22	3,500	3,416
Cintas Corp. No 2	3.250%	6/1/22	1,025	1,011
Cintas Corp. No 2	3.700%	4/1/27	8,075	7,849
Cintas Corp. No 2	6.150%	8/15/36	259	306
Fluor Corp.	3.500%	12/15/24	6,650	6,474
Fluor Corp.	4.250%	9/15/28	5,350	5,263
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	5,350	5,193
5 Massachusetts Institute of Technology GO	3.959%	7/1/38	145	145
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,425	8,146
Massachusetts Institute of Technology GO	4.678%	7/1/14	13,775	14,730
Massachusetts Institute of Technology GO	3.885%	7/1/16	4,800	4,314
5 Northwestern University Illinois GO	4.643%	12/1/44	4,850	5,311
5 Northwestern University Illinois GO	3.662%	12/1/57	2,100	1,976
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	2,700	2,634
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	300	264
5 Rice University Texas GO	3.574%	5/15/45	20,800	19,419
Stanford University California GO	3.647%	5/1/48	6,035	5,717
5 University of Chicago	4.003%	10/1/53	5,300	5,240
5 University of Notre Dame du Lac	3.438%	2/15/45	7,925	7,317

University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,484
University of Pennsylvania GO	4.674%	9/1/12	5,200	5,171
5 University of Southern California GO	3.028%	10/1/39	7,751	6,897
5 University of Southern California GO	3.841%	10/1/47	9,550	9,406

Technology (2.2%)
Adobe Systems Inc.	4.750%	2/1/20	7,575	7,735
Adobe Systems Inc.	3.250%	2/1/25	9,808	9,618
Alphabet Inc.	3.625%	5/19/21	3,125	3,167
Alphabet Inc.	1.998%	8/15/26	12,525	11,278
Altera Corp.	4.100%	11/15/23	6,000	6,112
Amphenol Corp.	2.200%	4/1/20	2,150	2,112
Amphenol Corp.	3.125%	9/15/21	5,205	5,152
Analog Devices Inc.	2.850%	3/12/20	2,500	2,486
Analog Devices Inc.	2.500%	12/5/21	6,025	5,790
Analog Devices Inc.	2.875%	6/1/23	6,700	6,430
Analog Devices Inc.	3.125%	12/5/23	5,375	5,192
Analog Devices Inc.	3.500%	12/5/26	13,221	12,662
Analog Devices Inc.	5.300%	12/15/45	100	108
Apple Inc.	1.800%	11/13/19	8,050	7,958
Apple Inc.	1.550%	2/7/20	11,500	11,297
Apple Inc.	1.900%	2/7/20	6,000	5,924
Apple Inc.	2.000%	5/6/20	8,575	8,456
Apple Inc.	1.800%	5/11/20	8,025	7,887
Apple Inc.	2.000%	11/13/20	9,125	8,955
Apple Inc.	2.250%	2/23/21	37,695	37,001
Apple Inc.	2.850%	5/6/21	38,460	38,266
Apple Inc.	1.550%	8/4/21	10,525	10,089
Apple Inc.	2.150%	2/9/22	10,915	10,558
Apple Inc.	2.500%	2/9/22	12,935	12,659
Apple Inc.	2.300%	5/11/22	13,550	13,126
Apple Inc.	2.700%	5/13/22	20,909	20,536
Apple Inc.	2.400%	1/13/23	5,950	5,748
Apple Inc.	2.850%	2/23/23	12,600	12,367
Apple Inc.	2.400%	5/3/23	48,923	47,030
Apple Inc.	3.000%	2/9/24	16,350	16,019
Apple Inc.	3.450%	5/6/24	10,005	10,002
Apple Inc.	2.850%	5/11/24	25,750	24,934
Apple Inc.	2.750%	1/13/25	12,900	12,363
Apple Inc.	2.500%	2/9/25	9,175	8,649
Apple Inc.	3.200%	5/13/25	12,194	11,941
Apple Inc.	3.250%	2/23/26	43,175	42,163
Apple Inc.	2.450%	8/4/26	19,350	17,812
Apple Inc.	3.350%	2/9/27	18,320	17,883
Apple Inc.	3.200%	5/11/27	30,800	29,687
Apple Inc.	3.000%	6/20/27	25	24
Apple Inc.	2.900%	9/12/27	22,040	20,766
Apple Inc.	4.500%	2/23/36	12,775	13,803
Apple Inc.	3.850%	5/4/43	22,800	21,854
Apple Inc.	4.450%	5/6/44	8,400	8,808
Apple Inc.	3.450%	2/9/45	13,358	11,927
Apple Inc.	4.375%	5/13/45	18,010	18,600
Apple Inc.	4.650%	2/23/46	46,000	49,663
Apple Inc.	3.850%	8/4/46	23,545	22,497
Apple Inc.	4.250%	2/9/47	3,370	3,414
Apple Inc.	3.750%	9/12/47	7,650	7,137
Apple Inc.	3.750%	11/13/47	11,050	10,307

Applied Materials Inc.	2.625%	10/1/20	3,325	3,284
Applied Materials Inc.	4.300%	6/15/21	6,890	7,079
Applied Materials Inc.	3.900%	10/1/25	13,905	13,970
Applied Materials Inc.	3.300%	4/1/27	10,511	10,085
Applied Materials Inc.	5.100%	10/1/35	4,200	4,572
Applied Materials Inc.	5.850%	6/15/41	5,835	6,959
Applied Materials Inc.	4.350%	4/1/47	7,425	7,355
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,448
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,391
Arrow Electronics Inc.	3.250%	9/8/24	5,610	5,306
Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,966
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,285
Autodesk Inc.	3.125%	6/15/20	1,500	1,488
Autodesk Inc.	3.600%	12/15/22	825	822
Autodesk Inc.	4.375%	6/15/25	3,600	3,615
Autodesk Inc.	3.500%	6/15/27	4,450	4,146
Avnet Inc.	5.875%	6/15/20	2,600	2,698
Avnet Inc.	3.750%	12/1/21	2,025	2,019
Avnet Inc.	4.875%	12/1/22	3,845	3,945
Avnet Inc.	4.625%	4/15/26	4,775	4,754
Baidu Inc.	2.875%	7/6/22	14,875	14,299
Baidu Inc.	3.500%	11/28/22	7,325	7,184
Baidu Inc.	3.875%	9/29/23	8,400	8,313
Baidu Inc.	4.125%	6/30/25	100	99
Baidu Inc.	3.625%	7/6/27	5,375	5,040
Baidu Inc.	4.375%	3/29/28	4,025	3,964
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	13,605	13,445
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	6,150	5,958
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	33,600	32,719
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	14,175	13,392
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	20,990	20,407
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	9,075	8,429
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	55,824	52,677
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	5,675	5,154
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,167
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,573
CA Inc.	5.375%	12/1/19	3,620	3,700
CA Inc.	3.600%	8/1/20	5,900	5,899
Cadence Design Systems Inc.	4.375%	10/15/24	3,250	3,257
Cisco Systems Inc.	4.450%	1/15/20	11,800	12,031
Cisco Systems Inc.	2.450%	6/15/20	12,325	12,217
Cisco Systems Inc.	2.200%	2/28/21	25,350	24,806
Cisco Systems Inc.	2.900%	3/4/21	1,250	1,245
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,054
Cisco Systems Inc.	2.600%	2/28/23	5,250	5,105
Cisco Systems Inc.	2.200%	9/20/23	5,000	4,742
Cisco Systems Inc.	3.625%	3/4/24	5,750	5,823
Cisco Systems Inc.	2.950%	2/28/26	18,750	17,912
Cisco Systems Inc.	2.500%	9/20/26	7,175	6,635

	Cisco Systems Inc.	5.900%	2/15/39	14,875	18,430
	Cisco Systems Inc.	5.500%	1/15/40	16,217	19,342
	Citrix Systems Inc.	4.500%	12/1/27	7,700	7,431
	Corning Inc.	4.250%	8/15/20	75	76
	Corning Inc.	2.900%	5/15/22	4,675	4,568
	Corning Inc.	5.750%	8/15/40	7,460	8,371
	Corning Inc.	4.375%	11/15/57	6,525	5,731
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	40,905	42,988
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	39,475	39,961
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	42,565	45,354
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	13,790	16,478
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	17,448	21,651
	DXC Technology Co.	2.875%	3/27/20	3,615	3,588
	DXC Technology Co.	4.250%	4/15/24	11,525	11,538
	DXC Technology Co.	4.750%	4/15/27	6,025	6,176
	Equifax Inc.	2.300%	6/1/21	9,550	9,189
	Equifax Inc.	3.600%	8/15/21	1,350	1,343
	Equifax Inc.	3.950%	6/15/23	2,000	1,992
	Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,333
	Fidelity National Information Services Inc.	2.250%	8/15/21	6,450	6,223
	Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,548
	Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,476
	Fidelity National Information Services Inc.	3.875%	6/5/24	1,257	1,255
	Fidelity National Information Services Inc.	5.000%	10/15/25	4,038	4,237
	Fidelity National Information Services Inc.	3.000%	8/15/26	14,250	13,165
	Fidelity National Information Services Inc.	4.250%	5/15/28	1,000	1,004
	Fidelity National Information Services Inc.	4.500%	8/15/46	10,860	10,250
	Fiserv Inc.	2.700%	6/1/20	7,575	7,508
	Fiserv Inc.	3.500%	10/1/22	6,475	6,433
	Fiserv Inc.	3.800%	10/1/23	8,950	8,964
	Fiserv Inc.	3.850%	6/1/25	9,375	9,296
	Fiserv Inc.	4.200%	10/1/28	6,600	6,614
	Flex Ltd.	4.625%	2/15/20	1,725	1,746
	Flex Ltd.	5.000%	2/15/23	2,730	2,797
	Flex Ltd.	4.750%	6/15/25	25	25
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	33,755	33,911
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,500	2,497
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,650	18,132
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,070	22,632
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,775	6,977
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	16,375	16,804
	HP Inc.	3.750%	12/1/20	1,984	2,001
	HP Inc.	6.000%	9/15/41	7,620	7,715
	IBM Credit LLC	1.800%	1/20/21	7,200	6,984
	IBM Credit LLC	2.650%	2/5/21	8,950	8,851
	IBM Credit LLC	2.200%	9/8/22	6,500	6,218
	IBM Credit LLC	3.000%	2/6/23	6,875	6,749
	Intel Corp.	1.850%	5/11/20	7,300	7,178
	Intel Corp.	2.450%	7/29/20	11,715	11,613
	Intel Corp.	1.700%	5/19/21	5,225	5,054
	Intel Corp.	3.300%	10/1/21	12,675	12,750
	Intel Corp.	2.350%	5/11/22	5,550	5,376
	Intel Corp.	3.100%	7/29/22	6,100	6,062

Intel Corp.	2.700%	12/15/22	13,650	13,354
Intel Corp.	2.875%	5/11/24	13,200	12,799
Intel Corp.	3.700%	7/29/25	22,425	22,554
Intel Corp.	2.600%	5/19/26	10,650	9,922
Intel Corp.	4.000%	12/15/32	5,970	6,104
Intel Corp.	4.800%	10/1/41	7,072	7,685
Intel Corp.	4.100%	5/19/46	11,225	11,101
Intel Corp.	4.100%	5/11/47	270	267
Intel Corp.	3.734%	12/8/47	30,945	28,737
International Business Machines Corp.	8.375%	11/1/19	75	79
International Business Machines Corp.	1.900%	1/27/20	7,500	7,410
International Business Machines Corp.	1.625%	5/15/20	9,851	9,629
International Business Machines Corp.	2.250%	2/19/21	175	171
International Business Machines Corp.	2.900%	11/1/21	5,000	4,943
International Business Machines Corp.	2.500%	1/27/22	6,575	6,410
International Business Machines Corp.	1.875%	8/1/22	11,310	10,685
International Business Machines Corp.	2.875%	11/9/22	33,085	32,367
International Business Machines Corp.	3.375%	8/1/23	13,825	13,836
International Business Machines Corp.	3.625%	2/12/24	15,750	15,802
International Business Machines Corp.	7.000%	10/30/25	2,850	3,410
International Business Machines Corp.	3.450%	2/19/26	15,389	15,178
International Business Machines Corp.	6.220%	8/1/27	1,975	2,311
International Business Machines Corp.	6.500%	1/15/28	50	60
International Business Machines Corp.	5.875%	11/29/32	4,875	5,783
International Business Machines Corp.	5.600%	11/30/39	6,323	7,536
International Business Machines Corp.	4.000%	6/20/42	21,263	20,627
Jabil Inc.	5.625%	12/15/20	1,375	1,429
Jabil Inc.	4.700%	9/15/22	1,500	1,528
Jabil Inc.	3.950%	1/12/28	4,525	4,251
Juniper Networks Inc.	3.300%	6/15/20	1,000	995
Juniper Networks Inc.	4.600%	3/15/21	900	916
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,207
Juniper Networks Inc.	5.950%	3/15/41	5,850	5,816
Keysight Technologies Inc.	3.300%	10/30/19	3,135	3,131
Keysight Technologies Inc.	4.550%	10/30/24	5,650	5,690
Keysight Technologies Inc.	4.600%	4/6/27	6,400	6,403
KLA-Tencor Corp.	4.125%	11/1/21	8,975	9,097
KLA-Tencor Corp.	4.650%	11/1/24	12,475	12,769
Lam Research Corp.	2.750%	3/15/20	3,300	3,279
Lam Research Corp.	2.800%	6/15/21	7,400	7,269
Lam Research Corp.	3.800%	3/15/25	4,901	4,867
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	4,925
Marvell Technology Group Ltd.	4.875%	6/22/28	5,425	5,452
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,193
Maxim Integrated Products Inc.	3.450%	6/15/27	5,225	4,907
Microsoft Corp.	1.850%	2/6/20	9,170	9,055
Microsoft Corp.	1.850%	2/12/20	5,150	5,084
Microsoft Corp.	3.000%	10/1/20	2,000	2,007
Microsoft Corp.	2.000%	11/3/20	38,800	38,111
Microsoft Corp.	4.000%	2/8/21	3,800	3,895
Microsoft Corp.	1.550%	8/8/21	18,175	17,401
Microsoft Corp.	2.400%	2/6/22	13,925	13,610
Microsoft Corp.	2.375%	2/12/22	16,700	16,287
Microsoft Corp.	2.650%	11/3/22	41,220	40,317
Microsoft Corp.	2.375%	5/1/23	1,225	1,182
Microsoft Corp.	2.000%	8/8/23	17,900	16,914
Microsoft Corp.	3.625%	12/15/23	175	178

Microsoft Corp.	2.875%	2/6/24	28,525	27,885
Microsoft Corp.	2.700%	2/12/25	8,925	8,548
Microsoft Corp.	3.125%	11/3/25	25,250	24,654
Microsoft Corp.	2.400%	8/8/26	38,765	35,673
Microsoft Corp.	3.300%	2/6/27	33,017	32,392
Microsoft Corp.	3.500%	2/12/35	15,025	14,426
Microsoft Corp.	4.200%	11/3/35	5,235	5,456
Microsoft Corp.	3.450%	8/8/36	31,510	29,971
Microsoft Corp.	4.100%	2/6/37	25,670	26,508
Microsoft Corp.	5.200%	6/1/39	6,153	7,232
Microsoft Corp.	4.500%	10/1/40	6,900	7,402
Microsoft Corp.	5.300%	2/8/41	2,550	3,003
Microsoft Corp.	3.500%	11/15/42	7,830	7,274
Microsoft Corp.	3.750%	5/1/43	4,440	4,281
Microsoft Corp.	4.875%	12/15/43	8,750	9,809
Microsoft Corp.	3.750%	2/12/45	17,775	17,196
Microsoft Corp.	4.450%	11/3/45	26,000	27,834
Microsoft Corp.	3.700%	8/8/46	48,034	45,937
Microsoft Corp.	4.250%	2/6/47	16,200	16,995
Microsoft Corp.	4.000%	2/12/55	22,558	22,344
Microsoft Corp.	3.950%	8/8/56	15,975	15,576
Microsoft Corp.	4.500%	2/6/57	18,300	19,671
Motorola Solutions Inc.	3.500%	9/1/21	325	322
Motorola Solutions Inc.	3.750%	5/15/22	6,425	6,368
Motorola Solutions Inc.	3.500%	3/1/23	6,090	5,928
Motorola Solutions Inc.	4.000%	9/1/24	7,600	7,429
Motorola Solutions Inc.	4.600%	2/23/28	8,550	8,362
Motorola Solutions Inc.	5.500%	9/1/44	3,125	2,921
NetApp Inc.	3.375%	6/15/21	4,350	4,333
NetApp Inc.	3.300%	9/29/24	3,775	3,586
NVIDIA Corp.	2.200%	9/16/21	10,000	9,717
NVIDIA Corp.	3.200%	9/16/26	9,755	9,321
Oracle Corp.	2.250%	10/8/19	25,175	25,049
Oracle Corp.	3.875%	7/15/20	7,933	8,062
Oracle Corp.	2.800%	7/8/21	12,635	12,537
Oracle Corp.	1.900%	9/15/21	36,025	34,771
Oracle Corp.	2.500%	5/15/22	9,000	8,754
Oracle Corp.	2.500%	10/15/22	21,110	20,480
Oracle Corp.	2.625%	2/15/23	7,950	7,703
Oracle Corp.	3.625%	7/15/23	50	51
Oracle Corp.	2.400%	9/15/23	16,075	15,315
Oracle Corp.	3.400%	7/8/24	21,950	21,806
Oracle Corp.	2.950%	11/15/24	39,430	37,999
Oracle Corp.	2.950%	5/15/25	18,250	17,500
Oracle Corp.	2.650%	7/15/26	28,305	26,248
Oracle Corp.	3.250%	11/15/27	23,495	22,587
Oracle Corp.	3.250%	5/15/30	3,172	3,008
Oracle Corp.	4.300%	7/8/34	14,600	14,970
Oracle Corp.	3.900%	5/15/35	10,700	10,356
Oracle Corp.	3.850%	7/15/36	24,225	23,287
Oracle Corp.	3.800%	11/15/37	16,975	16,217
Oracle Corp.	6.125%	7/8/39	9,545	11,756
Oracle Corp.	5.375%	7/15/40	19,812	22,530
Oracle Corp.	4.500%	7/8/44	13,125	13,387
Oracle Corp.	4.125%	5/15/45	18,425	17,831
Oracle Corp.	4.000%	7/15/46	30,825	29,332
Oracle Corp.	4.000%	11/15/47	19,570	18,569

Oracle Corp.	4.375%	5/15/55	9,550	9,506
QUALCOMM Inc.	2.250%	5/20/20	5,775	5,702
QUALCOMM Inc.	3.000%	5/20/22	17,325	17,057
QUALCOMM Inc.	2.600%	1/30/23	19,025	18,271
QUALCOMM Inc.	2.900%	5/20/24	29,295	27,974
QUALCOMM Inc.	3.450%	5/20/25	8,400	8,164
QUALCOMM Inc.	3.250%	5/20/27	16,020	15,034
QUALCOMM Inc.	4.650%	5/20/35	8,850	8,994
QUALCOMM Inc.	4.800%	5/20/45	11,435	11,538
QUALCOMM Inc.	4.300%	5/20/47	12,750	11,990
salesforce.com Inc.	3.250%	4/11/23	8,450	8,381
salesforce.com Inc.	3.700%	4/11/28	14,650	14,495
Seagate HDD Cayman	4.250%	3/1/22	9,000	8,944
Seagate HDD Cayman	4.750%	6/1/23	7,525	7,506
Seagate HDD Cayman	4.875%	3/1/24	4,650	4,557
Seagate HDD Cayman	4.750%	1/1/25	8,125	7,759
Seagate HDD Cayman	4.875%	6/1/27	6,935	6,502
Seagate HDD Cayman	5.750%	12/1/34	3,975	3,607
Tech Data Corp.	3.700%	2/15/22	4,350	4,257
Tech Data Corp.	4.950%	2/15/27	4,400	4,304
Texas Instruments Inc.	2.750%	3/12/21	4,000	3,963
Texas Instruments Inc.	1.850%	5/15/22	4,250	4,047
Texas Instruments Inc.	2.250%	5/1/23	1,750	1,671
Texas Instruments Inc.	2.625%	5/15/24	2,675	2,557
Texas Instruments Inc.	2.900%	11/3/27	5,725	5,385
Texas Instruments Inc.	4.150%	5/15/48	13,600	13,604
Total System Services Inc.	3.800%	4/1/21	6,355	6,362
Total System Services Inc.	3.750%	6/1/23	5,450	5,400
Total System Services Inc.	4.000%	6/1/23	4,595	4,625
Total System Services Inc.	4.800%	4/1/26	9,879	10,120
Total System Services Inc.	4.450%	6/1/28	4,000	3,987
Trimble Inc.	4.150%	6/15/23	1,025	1,021
Trimble Inc.	4.750%	12/1/24	2,500	2,527
Trimble Inc.	4.900%	6/15/28	7,500	7,578
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,867
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,899
Tyco Electronics Group SA	3.450%	8/1/24	1,025	997
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,023
Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,746
Tyco Electronics Group SA	7.125%	10/1/37	9,700	12,872
Verisk Analytics Inc.	5.800%	5/1/21	3,760	3,957
Verisk Analytics Inc.	4.125%	9/12/22	8,125	8,204
Verisk Analytics Inc.	4.000%	6/15/25	9,450	9,322
Verisk Analytics Inc.	5.500%	6/15/45	4,370	4,431
VMware Inc.	2.300%	8/21/20	10,575	10,401
VMware Inc.	2.950%	8/21/22	14,525	13,978
VMware Inc.	3.900%	8/21/27	10,875	10,268
Xerox Corp.	5.625%	12/15/19	1,215	1,243
Xerox Corp.	2.800%	5/15/20	2,250	2,216
Xerox Corp.	2.750%	9/1/20	1,825	1,787
Xerox Corp.	4.500%	5/15/21	3,210	3,217
Xerox Corp.	3.625%	3/15/23	16,920	16,051
Xerox Corp.	6.750%	12/15/39	750	752
Xilinx Inc.	3.000%	3/15/21	9,450	9,354
Xilinx Inc.	2.950%	6/1/24	6,575	6,239

Transportation (0.6%)
5 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	3,453	3,556
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	870	861
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	3,965	4,053
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,668	1,624
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,824	5,577
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,228	1,192
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	926	895
5 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,899	1,879
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,849	2,758
5 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,895	3,742
5 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,942	4,655
5 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	2,109	1,979
5 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	6,639	6,179
5 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,587	2,504
5 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,316	1,314
5 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	5,500	5,220
Burlington Northern Santa Fe LLC	4.700%	10/1/19	25	25
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	3,764
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,340	2,353
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,013
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,100	6,030
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,290	6,178
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	9,953
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,475	3,514
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,394
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,866
Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,400	11,117
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,011
Burlington Northern Santa Fe LLC	5.750%	5/1/40	12,450	14,838
Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,875	4,262
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	4,606
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	3,977
Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,304	4,349
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	9,629
Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,340	10,704
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	8,004
Burlington Northern Santa Fe LLC	4.550%	9/1/44	7,805	8,123
Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	5,673
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,067
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,300	6,933

Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	12,927
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	5,718
Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,720	16,554
Canadian National Railway Co.	2.400%	2/3/20	4,150	4,117
Canadian National Railway Co.	2.850%	12/15/21	11,235	11,038
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,687
Canadian National Railway Co.	6.900%	7/15/28	300	371
Canadian National Railway Co.	6.250%	8/1/34	370	458
Canadian National Railway Co.	6.200%	6/1/36	5,425	6,647
Canadian National Railway Co.	6.375%	11/15/37	195	247
Canadian National Railway Co.	3.200%	8/2/46	4,850	4,074
Canadian National Railway Co.	3.650%	2/3/48	6,450	5,990
Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,385
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,768
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,343
Canadian Pacific Railway Co.	7.125%	10/15/31	1,456	1,831
Canadian Pacific Railway Co.	5.750%	3/15/33	100	113
Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	13,113
Canadian Pacific Railway Co.	5.750%	1/15/42	9,360	10,643
Canadian Pacific Railway Co.	4.800%	8/1/45	100	106
Canadian Pacific Railway Co.	6.125%	9/15/15	2,010	2,370
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,200	4,137
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,066	1,104
5 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,860	2,906
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,118	5,136
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	946	947
CSX Corp.	4.250%	6/1/21	7,340	7,495
CSX Corp.	3.700%	11/1/23	1,200	1,206
CSX Corp.	3.350%	11/1/25	3,450	3,345
CSX Corp.	2.600%	11/1/26	1,400	1,270
CSX Corp.	3.250%	6/1/27	12,250	11,596
CSX Corp.	3.800%	3/1/28	13,250	13,055
CSX Corp.	6.000%	10/1/36	150	177
CSX Corp.	6.150%	5/1/37	4,500	5,410
CSX Corp.	6.220%	4/30/40	6,779	8,190
CSX Corp.	5.500%	4/15/41	4,900	5,464
CSX Corp.	4.750%	5/30/42	2,290	2,353
CSX Corp.	4.100%	3/15/44	4,525	4,280
CSX Corp.	3.800%	11/1/46	2,550	2,313
CSX Corp.	4.300%	3/1/48	9,475	9,232
CSX Corp.	3.950%	5/1/50	10,130	9,135
CSX Corp.	4.500%	8/1/54	235	226
CSX Corp.	4.250%	11/1/66	5,475	4,923
CSX Corp.	4.650%	3/1/68	5,720	5,498
5 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	5,645	6,137
5 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	2,347	2,442
5 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	360	362
5 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	788	801

5	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	914	899
	Delta Air Lines Inc.	2.875%	3/13/20	7,050	6,993
	Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,280
	Delta Air Lines Inc.	3.400%	4/19/21	5,045	4,994
	Delta Air Lines Inc.	3.625%	3/15/22	6,900	6,814
	Delta Air Lines Inc.	3.800%	4/19/23	7,300	7,175
	Delta Air Lines Inc.	4.375%	4/19/28	6,000	5,782
10	ERAC USA Finance LLC	2.350%	10/15/19	50	49
	FedEx Corp.	2.300%	2/1/20	4,050	4,010
	FedEx Corp.	2.625%	8/1/22	3,703	3,587
	FedEx Corp.	4.000%	1/15/24	3,250	3,322
	FedEx Corp.	3.200%	2/1/25	3,300	3,212
	FedEx Corp.	3.250%	4/1/26	3,500	3,370
	FedEx Corp.	3.300%	3/15/27	3,550	3,370
	FedEx Corp.	3.400%	2/15/28	13,000	12,401
	FedEx Corp.	4.900%	1/15/34	875	922
	FedEx Corp.	3.900%	2/1/35	6,600	6,197
	FedEx Corp.	3.875%	8/1/42	275	245
	FedEx Corp.	4.100%	4/15/43	2,275	2,084
	FedEx Corp.	5.100%	1/15/44	7,502	7,764
	FedEx Corp.	4.750%	11/15/45	11,725	11,746
	FedEx Corp.	4.550%	4/1/46	7,910	7,754
	FedEx Corp.	4.400%	1/15/47	8,400	8,023
	FedEx Corp.	4.050%	2/15/48	17,800	15,998
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	5,915
	Kansas City Southern	3.000%	5/15/23	13,849	13,329
	Kansas City Southern	4.300%	5/15/43	4,440	4,116
	Kansas City Southern	4.950%	8/15/45	10,525	10,481
	Kansas City Southern	4.700%	5/1/48	6,500	6,460
	Kirby Corp.	4.200%	3/1/28	7,825	7,667
5	Latam Airlines 2015-1 Pass Through Trust
	A	4.200%	8/15/29	2,802	2,697
	Norfolk Southern Corp.	3.250%	12/1/21	1,000	997
	Norfolk Southern Corp.	3.000%	4/1/22	5,130	5,039
	Norfolk Southern Corp.	2.903%	2/15/23	7,053	6,883
	Norfolk Southern Corp.	3.850%	1/15/24	2,170	2,184
	Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,386
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,692
	Norfolk Southern Corp.	3.150%	6/1/27	6,000	5,674
	Norfolk Southern Corp.	3.800%	8/1/28	9,355	9,246
	Norfolk Southern Corp.	7.050%	5/1/37	800	1,027
	Norfolk Southern Corp.	4.837%	10/1/41	9,848	10,251
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	1,976
	Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,338
	Norfolk Southern Corp.	4.650%	1/15/46	3,900	4,017
	Norfolk Southern Corp.	3.942%	11/1/47	2,623	2,444
	Norfolk Southern Corp.	4.150%	2/28/48	1,500	1,444
	Norfolk Southern Corp.	4.050%	8/15/52	12,324	11,571
	Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,695
	Norfolk Southern Corp.	5.100%	8/1/18	2,575	2,511
	Norfolk Southern Railway Co.	9.750%	6/15/20	250	276
5	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	170	175
	Ryder System Inc.	2.650%	3/2/20	50	50
	Ryder System Inc.	2.500%	5/11/20	2,000	1,976
	Ryder System Inc.	2.875%	9/1/20	1,825	1,807

Ryder System Inc.	3.500%	6/1/21	5,000	5,006
Ryder System Inc.	2.250%	9/1/21	350	339
Ryder System Inc.	3.400%	3/1/23	5,300	5,226
Ryder System Inc.	3.750%	6/9/23	12,000	11,981
Southwest Airlines Co.	2.750%	11/6/19	3,375	3,361
Southwest Airlines Co.	2.650%	11/5/20	3,505	3,451
Southwest Airlines Co.	2.750%	11/16/22	1,000	967
Southwest Airlines Co.	3.000%	11/15/26	3,425	3,162
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,521
5 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	225	236
5 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,246	2,219
Trinity Industries Inc.	4.550%	10/1/24	1,250	1,201
Union Pacific Corp.	1.800%	2/1/20	1,000	982
Union Pacific Corp.	2.250%	6/19/20	6,300	6,210
Union Pacific Corp.	4.000%	2/1/21	4,325	4,389
Union Pacific Corp.	3.200%	6/8/21	4,025	4,013
Union Pacific Corp.	4.163%	7/15/22	9,746	9,988
Union Pacific Corp.	2.750%	4/15/23	7,240	6,939
Union Pacific Corp.	3.500%	6/8/23	9,825	9,797
Union Pacific Corp.	3.646%	2/15/24	3,543	3,529
Union Pacific Corp.	3.250%	1/15/25	4,200	4,082
Union Pacific Corp.	3.750%	7/15/25	5,950	5,935
Union Pacific Corp.	3.250%	8/15/25	4,200	4,051
Union Pacific Corp.	2.750%	3/1/26	8,329	7,751
Union Pacific Corp.	3.000%	4/15/27	2,275	2,146
Union Pacific Corp.	3.950%	9/10/28	11,935	11,958
Union Pacific Corp.	3.375%	2/1/35	4,400	3,946
Union Pacific Corp.	3.600%	9/15/37	5,435	4,986
Union Pacific Corp.	4.375%	9/10/38	3,900	3,969
Union Pacific Corp.	4.250%	4/15/43	100	96
Union Pacific Corp.	4.821%	2/1/44	500	533
Union Pacific Corp.	4.150%	1/15/45	350	330
Union Pacific Corp.	4.050%	11/15/45	7,225	6,862
Union Pacific Corp.	4.050%	3/1/46	2,820	2,660
Union Pacific Corp.	3.350%	8/15/46	6,900	5,774
Union Pacific Corp.	4.500%	9/10/48	6,665	6,797
Union Pacific Corp.	3.799%	10/1/51	16,224	14,284
Union Pacific Corp.	3.875%	2/1/55	5,435	4,805
Union Pacific Corp.	4.375%	11/15/65	10,960	10,059
Union Pacific Corp.	4.100%	9/15/67	6,045	5,315
5 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	431	470
5 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	2,107	2,132
5 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	4,560	4,555
5 United Airlines 2014-2 Class A Pass
Through Trust	3.750%	3/3/28	2,156	2,134
5 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	1,750	1,724
5 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,681	3,554
5 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	2,368	2,269

5	United Airlines 2016-1 Class AA Pass
	Through Trust	3.100%	7/7/28	22,378	21,129
5	United Airlines 2016-2 Class A Pass
	Through Trust	3.100%	10/7/28	1,241	1,160
5	United Airlines 2016-2 Class AA Pass
	Through Trust	2.875%	10/7/28	4,328	4,022
5	United Airlines 2018-1 Class AA Pass
	Through Trust	3.500%	3/1/30	325	312
	United Parcel Service Inc.	3.125%	1/15/21	7,200	7,210
	United Parcel Service Inc.	2.050%	4/1/21	11,900	11,587
	United Parcel Service Inc.	2.350%	5/16/22	6,000	5,796
	United Parcel Service Inc.	2.450%	10/1/22	14,776	14,274
	United Parcel Service Inc.	2.500%	4/1/23	13,700	13,201
	United Parcel Service Inc.	2.800%	11/15/24	14,050	13,484
	United Parcel Service Inc.	2.400%	11/15/26	10,550	9,607
	United Parcel Service Inc.	3.050%	11/15/27	14,900	14,202
	United Parcel Service Inc.	6.200%	1/15/38	9,650	12,098
	United Parcel Service Inc.	4.875%	11/15/40	3,825	4,213
	United Parcel Service Inc.	3.625%	10/1/42	2,400	2,210
	United Parcel Service Inc.	3.400%	11/15/46	2,125	1,834
	United Parcel Service Inc.	3.750%	11/15/47	13,730	12,775
	United Parcel Service of America Inc.	8.375%	4/1/30	500	658
					26,697,522
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	2,700	2,583
10	AEP Texas Inc.	3.950%	6/1/28	4,275	4,246
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,698
	AEP Transmission Co. LLC	4.000%	12/1/46	3,721	3,541
	AEP Transmission Co. LLC	3.750%	12/1/47	7,030	6,436
	AEP Transmission Co. LLC	4.250%	9/15/48	4,375	4,376
	Alabama Power Co.	2.450%	3/30/22	6,500	6,282
	Alabama Power Co.	3.550%	12/1/23	8,800	8,785
	Alabama Power Co.	6.125%	5/15/38	900	1,086
	Alabama Power Co.	6.000%	3/1/39	2,400	2,871
	Alabama Power Co.	3.850%	12/1/42	1,850	1,721
	Alabama Power Co.	4.150%	8/15/44	3,300	3,219
	Alabama Power Co.	3.750%	3/1/45	3,615	3,320
	Alabama Power Co.	4.300%	1/2/46	9,950	9,922
	Alabama Power Co.	3.700%	12/1/47	4,475	4,033
	Alabama Power Co.	4.300%	7/15/48	4,400	4,401
	Ameren Corp.	2.700%	11/15/20	2,550	2,516
	Ameren Corp.	3.650%	2/15/26	2,775	2,685
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,082
	Ameren Illinois Co.	3.250%	3/1/25	1,890	1,841
	Ameren Illinois Co.	3.800%	5/15/28	4,000	4,015
	Ameren Illinois Co.	4.150%	3/15/46	525	518
	Ameren Illinois Co.	3.700%	12/1/47	7,675	7,096
	American Electric Power Co. Inc.	2.150%	11/13/20	2,825	2,757
	American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,032
	Appalachian Power Co.	4.600%	3/30/21	13,850	14,177
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,454
	Appalachian Power Co.	4.400%	5/15/44	4,000	3,965
	Appalachian Power Co.	4.450%	6/1/45	2,100	2,098
	Arizona Public Service Co.	3.150%	5/15/25	650	627
	Arizona Public Service Co.	2.950%	9/15/27	5,300	4,929
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,013

	Arizona Public Service Co.	4.350%	11/15/45	1,600	1,603
	Arizona Public Service Co.	3.750%	5/15/46	7,350	6,735
	Avangrid Inc.	3.150%	12/1/24	5,495	5,226
	Avista Corp.	4.350%	6/1/48	3,200	3,211
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,830
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,225	3,192
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,753
	Baltimore Gas & Electric Co.	3.500%	8/15/46	10,745	9,393
	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,126
	Baltimore Gas & Electric Co.	4.250%	9/15/48	4,450	4,421
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,869
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,875	6,675
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	5,953
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,840
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	733
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	13,225	16,010
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,542	6,581
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	8,721
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,350	8,024
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,675	5,676
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	4,600	4,160
10	Berkshire Hathaway Energy Co.	4.450%	1/15/49	8,975	8,933
	Black Hills Corp.	4.250%	11/30/23	2,690	2,728
	Black Hills Corp.	3.950%	1/15/26	1,300	1,275
	Black Hills Corp.	3.150%	1/15/27	3,375	3,101
	Black Hills Corp.	4.350%	5/1/33	4,745	4,678
	Black Hills Corp.	4.200%	9/15/46	3,200	2,954
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,581
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	670
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,800	8,911
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	1,886
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,519
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	400	420
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	4,125	3,994
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,150
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,600	4,332
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,975	3,879
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	1,899
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,780
	CMS Energy Corp.	6.250%	2/1/20	2,900	3,006
	CMS Energy Corp.	5.050%	3/15/22	50	52
	CMS Energy Corp.	3.000%	5/15/26	2,650	2,482
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,857
	CMS Energy Corp.	4.875%	3/1/44	4,995	5,247
	Commonwealth Edison Co.	4.000%	8/1/20	5,200	5,268
	Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,104
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,404
	Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,806
	Commonwealth Edison Co.	5.900%	3/15/36	3,330	3,935
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,781
	Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,152
	Commonwealth Edison Co.	4.600%	8/15/43	2,000	2,101
	Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,255
	Commonwealth Edison Co.	4.350%	11/15/45	12,925	13,033
	Commonwealth Edison Co.	3.650%	6/15/46	8,425	7,636
	Commonwealth Edison Co.	3.750%	8/15/47	4,800	4,420
	Connecticut Light & Power Co.	2.500%	1/15/23	10,083	9,702

Connecticut Light & Power Co.	3.200%	3/15/27	2,500	2,397
Connecticut Light & Power Co.	4.300%	4/15/44	4,800	4,907
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,660
Connecticut Light & Power Co.	4.000%	4/1/48	4,250	4,186
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,775	6,909
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,024
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,100	1,223
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	8,615	10,152
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,017
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	683
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,025	4,638
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,460	5,198
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	116
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,306
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	15,518
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,875	1,917
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	4,500	4,183
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	9,346
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	7,086
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,530
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,000	5,925
Consolidated Edison Inc.	2.000%	3/15/20	3,475	3,414
Consolidated Edison Inc.	2.000%	5/15/21	2,675	2,584
Constellation Energy Group Inc.	5.150%	12/1/20	4,405	4,526
Consumers Energy Co.	5.650%	4/15/20	1,375	1,425
Consumers Energy Co.	2.850%	5/15/22	3,516	3,453
Consumers Energy Co.	3.375%	8/15/23	925	920
Consumers Energy Co.	3.950%	5/15/43	4,150	4,030
Consumers Energy Co.	3.250%	8/15/46	3,375	2,882
Consumers Energy Co.	3.950%	7/15/47	2,900	2,809
Consumers Energy Co.	4.050%	5/15/48	5,070	4,994
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,163
Delmarva Power & Light Co.	4.150%	5/15/45	5,025	4,908
Dominion Energy Inc.	2.500%	12/1/19	2,900	2,879
Dominion Energy Inc.	2.579%	7/1/20	5,000	4,931
Dominion Energy Inc.	4.450%	3/15/21	6,083	6,188
Dominion Energy Inc.	2.000%	8/15/21	5,100	4,876
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,720
Dominion Energy Inc.	2.750%	9/15/22	450	433
Dominion Energy Inc.	3.625%	12/1/24	5,300	5,185
Dominion Energy Inc.	3.900%	10/1/25	3,550	3,489
Dominion Energy Inc.	2.850%	8/15/26	4,875	4,430
Dominion Energy Inc.	4.250%	6/1/28	2,625	2,628
Dominion Energy Inc.	6.300%	3/15/33	2,675	3,101
Dominion Energy Inc.	5.950%	6/15/35	6,275	7,038
Dominion Energy Inc.	7.000%	6/15/38	3,550	4,449
Dominion Energy Inc.	4.900%	8/1/41	5,935	6,093
Dominion Energy Inc.	4.050%	9/15/42	6,747	6,178
Dominion Energy Inc.	4.700%	12/1/44	3,875	3,912
5 Dominion Energy Inc.	5.750%	10/1/54	625	650
DTE Electric Co.	3.450%	10/1/20	6,730	6,754
DTE Electric Co.	3.650%	3/15/24	2,510	2,515
DTE Electric Co.	3.375%	3/1/25	150	147
DTE Electric Co.	4.000%	4/1/43	1,971	1,915
DTE Electric Co.	3.700%	3/15/45	4,300	3,973
DTE Electric Co.	3.700%	6/1/46	4,500	4,157
DTE Electric Co.	3.750%	8/15/47	5,725	5,363

DTE Energy Co.	1.500%	10/1/19	3,250	3,197
DTE Energy Co.	2.400%	12/1/19	2,250	2,228
DTE Energy Co.	3.300%	6/15/22	3,100	3,060
DTE Energy Co.	3.700%	8/1/23	5,325	5,307
DTE Energy Co.	3.500%	6/1/24	10,200	10,016
DTE Energy Co.	2.850%	10/1/26	22,200	20,362
DTE Energy Co.	3.800%	3/15/27	3,550	3,466
DTE Energy Co.	6.375%	4/15/33	100	118
Duke Energy Carolinas LLC	4.300%	6/15/20	2,375	2,420
Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,004
Duke Energy Carolinas LLC	2.500%	3/15/23	275	265
Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	8,858
Duke Energy Carolinas LLC	2.950%	12/1/26	5,200	4,936
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,278
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,105
Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	6,698
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,844
Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	4,532
Duke Energy Carolinas LLC	5.300%	2/15/40	5,065	5,763
Duke Energy Carolinas LLC	4.250%	12/15/41	6,875	6,868
Duke Energy Carolinas LLC	4.000%	9/30/42	5,725	5,530
Duke Energy Carolinas LLC	3.750%	6/1/45	2,100	1,941
Duke Energy Carolinas LLC	3.875%	3/15/46	12,654	11,934
Duke Energy Carolinas LLC	3.700%	12/1/47	4,725	4,287
Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	2,950
Duke Energy Corp.	3.550%	9/15/21	100	100
Duke Energy Corp.	2.400%	8/15/22	11,385	10,885
Duke Energy Corp.	3.050%	8/15/22	5,090	4,987
Duke Energy Corp.	3.950%	10/15/23	1,850	1,868
Duke Energy Corp.	3.750%	4/15/24	7,025	7,023
Duke Energy Corp.	2.650%	9/1/26	11,730	10,632
Duke Energy Corp.	3.150%	8/15/27	9,875	9,173
Duke Energy Corp.	4.800%	12/15/45	5,066	5,193
Duke Energy Corp.	3.750%	9/1/46	14,157	12,485
Duke Energy Corp.	3.950%	8/15/47	4,200	3,793
5 Duke Energy Florida LLC	2.100%	12/15/19	2,000	1,987
Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,024
Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,811
Duke Energy Florida LLC	6.350%	9/15/37	775	974
Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,370
Duke Energy Florida LLC	5.650%	4/1/40	4,100	4,873
Duke Energy Florida LLC	3.400%	10/1/46	5,465	4,711
Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,527
5 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	657	648
5 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,711
5 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,025	2,758
5 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,304
5 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,228
Duke Energy Indiana LLC	3.750%	7/15/20	2,275	2,300
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,273
Duke Energy Indiana LLC	6.350%	8/15/38	3,575	4,532
Duke Energy Indiana LLC	4.900%	7/15/43	2,450	2,670
Duke Energy Indiana LLC	3.750%	5/15/46	14,700	13,473
Duke Energy Ohio Inc.	3.800%	9/1/23	100	101
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	2,945
Duke Energy Progress LLC	3.000%	9/15/21	5,756	5,707
Duke Energy Progress LLC	2.800%	5/15/22	10,795	10,585

Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,620
Duke Energy Progress LLC	3.250%	8/15/25	3,050	2,963
Duke Energy Progress LLC	3.700%	9/1/28	5,450	5,394
Duke Energy Progress LLC	6.300%	4/1/38	3,475	4,324
Duke Energy Progress LLC	4.100%	5/15/42	3,925	3,794
Duke Energy Progress LLC	4.100%	3/15/43	2,100	2,060
Duke Energy Progress LLC	4.375%	3/30/44	10,150	10,272
Duke Energy Progress LLC	4.150%	12/1/44	4,475	4,400
Duke Energy Progress LLC	4.200%	8/15/45	50	49
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,204
Duke Energy Progress LLC	3.600%	9/15/47	375	337
Edison International	2.125%	4/15/20	5,975	5,855
Edison International	2.400%	9/15/22	1,500	1,417
Edison International	2.950%	3/15/23	7,675	7,338
Edison International	4.125%	3/15/28	4,700	4,653
El Paso Electric Co.	6.000%	5/15/35	800	900
El Paso Electric Co.	5.000%	12/1/44	3,100	3,124
Emera US Finance LP	2.700%	6/15/21	7,000	6,789
Emera US Finance LP	3.550%	6/15/26	6,250	5,889
Emera US Finance LP	4.750%	6/15/46	16,275	15,862
Enel Americas SA	4.000%	10/25/26	1,100	1,045
Enel Chile SA	4.875%	6/12/28	7,000	7,059
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,372
Entergy Arkansas Inc.	3.500%	4/1/26	4,025	3,956
Entergy Corp.	4.000%	7/15/22	6,150	6,222
Entergy Corp.	2.950%	9/1/26	6,850	6,290
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,087
Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,759
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,348
Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,074
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,334
Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,512
Entergy Louisiana LLC	3.050%	6/1/31	13,505	12,247
Entergy Louisiana LLC	4.000%	3/15/33	7,095	7,100
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,280
Entergy Louisiana LLC	4.200%	9/1/48	6,000	5,931
Entergy Mississippi Inc.	2.850%	6/1/28	8,225	7,526
Eversource Energy	4.500%	11/15/19	10,232	10,374
Eversource Energy	2.500%	3/15/21	2,000	1,965
Eversource Energy	2.750%	3/15/22	3,425	3,339
Eversource Energy	2.900%	10/1/24	2,800	2,655
Eversource Energy	3.300%	1/15/28	3,750	3,536
Exelon Corp.	2.850%	6/15/20	1,925	1,908
Exelon Corp.	2.450%	4/15/21	1,000	971
Exelon Corp.	3.497%	6/1/22	3,000	2,948
Exelon Corp.	3.950%	6/15/25	11,550	11,507
Exelon Corp.	3.400%	4/15/26	7,075	6,737
Exelon Corp.	4.950%	6/15/35	5,400	5,563
Exelon Corp.	5.625%	6/15/35	3,775	4,191
Exelon Corp.	5.100%	6/15/45	4,925	5,185
Exelon Corp.	4.450%	4/15/46	7,025	6,822
Exelon Generation Co. LLC	2.950%	1/15/20	5,000	4,980
Exelon Generation Co. LLC	4.000%	10/1/20	4,250	4,286
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,327
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,288
Exelon Generation Co. LLC	6.250%	10/1/39	3,530	3,767
Exelon Generation Co. LLC	5.750%	10/1/41	5,250	5,381

Exelon Generation Co. LLC	5.600%	6/15/42	9,448	9,753
FirstEnergy Corp.	2.850%	7/15/22	5,601	5,396
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,505
FirstEnergy Corp.	3.900%	7/15/27	11,275	10,960
FirstEnergy Corp.	7.375%	11/15/31	13,622	17,543
FirstEnergy Corp.	4.850%	7/15/47	8,879	9,092
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,331
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,778
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,689
Florida Power & Light Co.	5.650%	2/1/37	3,379	3,978
Florida Power & Light Co.	5.950%	2/1/38	3,250	3,984
Florida Power & Light Co.	5.960%	4/1/39	9,900	12,206
Florida Power & Light Co.	5.250%	2/1/41	975	1,117
Florida Power & Light Co.	4.125%	2/1/42	11,925	11,939
Florida Power & Light Co.	4.050%	6/1/42	4,600	4,540
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,077
Florida Power & Light Co.	4.050%	10/1/44	2,973	2,941
Florida Power & Light Co.	3.700%	12/1/47	5,625	5,237
Florida Power & Light Co.	3.950%	3/1/48	11,345	11,059
Florida Power & Light Co.	4.125%	6/1/48	10,000	10,045
Fortis Inc.	2.100%	10/4/21	4,900	4,681
Fortis Inc.	3.055%	10/4/26	26,475	24,290
Georgia Power Co.	2.000%	3/30/20	3,150	3,075
Georgia Power Co.	2.000%	9/8/20	12,850	12,529
Georgia Power Co.	2.400%	4/1/21	2,150	2,091
Georgia Power Co.	2.850%	5/15/22	1,900	1,850
Georgia Power Co.	3.250%	4/1/26	8,250	7,754
Georgia Power Co.	3.250%	3/30/27	3,500	3,254
Georgia Power Co.	4.750%	9/1/40	4,575	4,620
Georgia Power Co.	4.300%	3/15/42	12,815	12,131
Georgia Power Co.	4.300%	3/15/43	5,080	4,845
Gulf Power Co.	3.300%	5/30/27	2,325	2,214
Iberdrola International BV	6.750%	7/15/36	3,735	4,485
Indiana Michigan Power Co.	3.850%	5/15/28	11,000	10,945
Indiana Michigan Power Co.	6.050%	3/15/37	2,975	3,546
Indiana Michigan Power Co.	4.550%	3/15/46	1,250	1,282
Indiana Michigan Power Co.	3.750%	7/1/47	5,100	4,642
Indiana Michigan Power Co.	4.250%	8/15/48	5,725	5,660
Interstate Power & Light Co.	3.250%	12/1/24	5,050	4,891
Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,598
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,107
Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,642
ITC Holdings Corp.	2.700%	11/15/22	3,445	3,293
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,508
ITC Holdings Corp.	3.250%	6/30/26	1,965	1,851
ITC Holdings Corp.	3.350%	11/15/27	5,525	5,195
ITC Holdings Corp.	5.300%	7/1/43	5,431	5,948
5 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,825	2,933
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,531
Kansas City Power & Light Co.	6.050%	11/15/35	125	149
Kansas City Power & Light Co.	5.300%	10/1/41	4,845	5,325
Kansas City Power & Light Co.	4.200%	6/15/47	5,500	5,263
Kansas City Power & Light Co.	4.200%	3/15/48	5,025	4,821
Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,888
Kentucky Utilities Co.	5.125%	11/1/40	4,380	4,988
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,606

Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,335
MidAmerican Energy Co.	3.500%	10/15/24	10,000	9,959
MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,909
MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,136
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,860
MidAmerican Energy Co.	5.800%	10/15/36	1,450	1,728
MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,571
MidAmerican Energy Co.	4.400%	10/15/44	3,850	3,948
MidAmerican Energy Co.	4.250%	5/1/46	3,605	3,624
MidAmerican Energy Co.	3.950%	8/1/47	4,500	4,322
MidAmerican Energy Co.	3.650%	8/1/48	6,575	6,038
Mississippi Power Co.	4.250%	3/15/42	4,400	4,139
National Rural Utilities Cooperative
Finance Corp.	1.500%	11/1/19	632	621
National Rural Utilities Cooperative
Finance Corp.	2.300%	11/15/19	4,300	4,257
National Rural Utilities Cooperative
Finance Corp.	2.000%	1/27/20	3,075	3,030
National Rural Utilities Cooperative
Finance Corp.	2.350%	6/15/20	8,975	8,837
National Rural Utilities Cooperative
Finance Corp.	2.300%	11/1/20	4,004	3,917
National Rural Utilities Cooperative
Finance Corp.	2.900%	3/15/21	2,475	2,458
National Rural Utilities Cooperative
Finance Corp.	3.050%	2/15/22	6,510	6,437
National Rural Utilities Cooperative
Finance Corp.	2.400%	4/25/22	3,500	3,374
National Rural Utilities Cooperative
Finance Corp.	2.700%	2/15/23	3,050	2,952
National Rural Utilities Cooperative
Finance Corp.	3.400%	11/15/23	3,400	3,377
National Rural Utilities Cooperative
Finance Corp.	2.950%	2/7/24	6,200	5,972
National Rural Utilities Cooperative
Finance Corp.	2.850%	1/27/25	4,500	4,280
National Rural Utilities Cooperative
Finance Corp.	3.050%	4/25/27	2,150	2,027
National Rural Utilities Cooperative
Finance Corp.	3.400%	2/7/28	6,175	5,994
National Rural Utilities Cooperative
Finance Corp.	8.000%	3/1/32	1,513	2,065
National Rural Utilities Cooperative
Finance Corp.	4.023%	11/1/32	7,378	7,369
5 National Rural Utilities Cooperative
Finance Corp.	4.750%	4/30/43	50	50
5 National Rural Utilities Cooperative
Finance Corp.	5.250%	4/20/46	2,900	2,957
Nevada Power Co.	2.750%	4/15/20	5,000	4,969
Nevada Power Co.	6.650%	4/1/36	965	1,224
Nevada Power Co.	6.750%	7/1/37	1,475	1,882
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,910	1,948
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	14,280	13,777
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	9,596
5 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	4,631
Northern States Power Co.	2.200%	8/15/20	1,700	1,670
Northern States Power Co.	2.150%	8/15/22	75	72

	Northern States Power Co.	2.600%	5/15/23	1,280	1,232
	Northern States Power Co.	6.250%	6/1/36	840	1,048
	Northern States Power Co.	6.200%	7/1/37	1,845	2,307
	Northern States Power Co.	5.350%	11/1/39	3,295	3,803
	Northern States Power Co.	3.400%	8/15/42	2,645	2,358
	Northern States Power Co.	4.000%	8/15/45	1,200	1,172
	Northern States Power Co.	3.600%	5/15/46	3,075	2,800
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,372
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,256
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,740
	NSTAR Electric Co.	5.500%	3/15/40	3,655	4,211
	NV Energy Inc.	6.250%	11/15/20	9,310	9,843
	Oglethorpe Power Corp.	5.950%	11/1/39	500	586
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,509
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,528
	Ohio Edison Co.	6.875%	7/15/36	4,000	5,139
	Ohio Power Co.	5.375%	10/1/21	5,975	6,326
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,434
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,109
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,187
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,691
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	25	28
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	2,857
10	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,200	3,180
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,716
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	201
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,800	3,935
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,988
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,540	7,954
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,422
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	4,620
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,499
10	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,900	1,884
	Pacific Gas & Electric Co.	3.500%	10/1/20	5,815	5,812
	Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,451
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,967	6,615
	Pacific Gas & Electric Co.	3.250%	6/15/23	4,425	4,259
10	Pacific Gas & Electric Co.	4.250%	8/1/23	4,475	4,497
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,200	1,191
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,175	3,107
	Pacific Gas & Electric Co.	3.400%	8/15/24	3,225	3,083
	Pacific Gas & Electric Co.	3.500%	6/15/25	5,575	5,319
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,700	4,274
	Pacific Gas & Electric Co.	3.300%	3/15/27	3,300	3,028
	Pacific Gas & Electric Co.	3.300%	12/1/27	11,150	10,190
	Pacific Gas & Electric Co.	6.050%	3/1/34	24,219	27,263
	Pacific Gas & Electric Co.	5.800%	3/1/37	10,309	11,455
	Pacific Gas & Electric Co.	6.350%	2/15/38	3,875	4,526
	Pacific Gas & Electric Co.	6.250%	3/1/39	5,383	6,187
	Pacific Gas & Electric Co.	4.450%	4/15/42	13,077	12,144
	Pacific Gas & Electric Co.	4.600%	6/15/43	3,826	3,659
	Pacific Gas & Electric Co.	5.125%	11/15/43	2,850	2,913
	Pacific Gas & Electric Co.	4.750%	2/15/44	6,080	5,925
	Pacific Gas & Electric Co.	4.300%	3/15/45	4,950	4,535
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,375	4,894
	Pacific Gas & Electric Co.	4.000%	12/1/46	6,075	5,289
	Pacific Gas & Electric Co.	3.950%	12/1/47	4,000	3,481

PacifiCorp	2.950%	2/1/22	5,875	5,793
PacifiCorp	2.950%	6/1/23	4,807	4,693
PacifiCorp	3.600%	4/1/24	4,350	4,334
PacifiCorp	7.700%	11/15/31	985	1,330
PacifiCorp	5.250%	6/15/35	2,875	3,184
PacifiCorp	6.100%	8/1/36	2,750	3,374
PacifiCorp	5.750%	4/1/37	10,900	12,953
PacifiCorp	6.250%	10/15/37	1,300	1,636
PacifiCorp	6.350%	7/15/38	2,650	3,349
PacifiCorp	6.000%	1/15/39	360	446
PacifiCorp	4.100%	2/1/42	4,450	4,354
PacifiCorp	4.125%	1/15/49	5,000	4,912
PECO Energy Co.	2.375%	9/15/22	6,354	6,111
PECO Energy Co.	5.950%	10/1/36	3,900	4,724
PECO Energy Co.	4.150%	10/1/44	2,040	2,031
PECO Energy Co.	3.900%	3/1/48	4,050	3,854
Pinnacle West Capital Corp.	2.250%	11/30/20	3,175	3,095
PNM Resources Inc.	3.250%	3/9/21	2,290	2,267
Potomac Electric Power Co.	3.600%	3/15/24	200	200
Potomac Electric Power Co.	6.500%	11/15/37	4,068	5,147
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,119
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,736
PPL Capital Funding Inc.	3.500%	12/1/22	490	483
PPL Capital Funding Inc.	3.400%	6/1/23	10,900	10,694
PPL Capital Funding Inc.	3.950%	3/15/24	275	274
PPL Capital Funding Inc.	3.100%	5/15/26	5,000	4,646
PPL Capital Funding Inc.	4.700%	6/1/43	8,300	8,267
PPL Capital Funding Inc.	5.000%	3/15/44	4,724	4,940
PPL Capital Funding Inc.	4.000%	9/15/47	3,425	3,074
PPL Electric Utilities Corp.	3.000%	9/15/21	3,065	3,042
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,352
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,799
PPL Electric Utilities Corp.	4.150%	10/1/45	3,530	3,481
PPL Electric Utilities Corp.	3.950%	6/1/47	3,450	3,325
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,763
Progress Energy Inc.	4.875%	12/1/19	150	153
Progress Energy Inc.	4.400%	1/15/21	7,617	7,759
Progress Energy Inc.	3.150%	4/1/22	12,800	12,597
Progress Energy Inc.	7.750%	3/1/31	250	328
Progress Energy Inc.	7.000%	10/30/31	2,300	2,876
Progress Energy Inc.	6.000%	12/1/39	6,652	7,967
PSEG Power LLC	5.125%	4/15/20	390	399
PSEG Power LLC	3.000%	6/15/21	1,675	1,652
PSEG Power LLC	3.850%	6/1/23	6,050	6,000
PSEG Power LLC	8.625%	4/15/31	2,725	3,555
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,175
Public Service Co. of Colorado	3.700%	6/15/28	4,270	4,258
Public Service Co. of Colorado	6.500%	8/1/38	75	96
Public Service Co. of Colorado	3.600%	9/15/42	1,116	1,018
Public Service Co. of Colorado	4.300%	3/15/44	4,575	4,627
Public Service Co. of Colorado	3.800%	6/15/47	3,500	3,286
Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,671
Public Service Co. of New Hampshire	3.500%	11/1/23	875	873
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,361
Public Service Electric & Gas Co.	2.375%	5/15/23	3,175	3,027
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,119
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,736

Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,828
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,051
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,677
Public Service Electric & Gas Co.	3.650%	9/1/42	650	609
Public Service Electric & Gas Co.	3.800%	3/1/46	14,100	13,369
Public Service Electric & Gas Co.	3.600%	12/1/47	6,375	5,827
Public Service Enterprise Group Inc.	1.600%	11/15/19	231	227
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,584
Puget Energy Inc.	6.500%	12/15/20	5,369	5,688
Puget Energy Inc.	6.000%	9/1/21	3,825	4,059
Puget Energy Inc.	5.625%	7/15/22	3,657	3,867
Puget Energy Inc.	3.650%	5/15/25	4,300	4,130
Puget Sound Energy Inc.	6.274%	3/15/37	3,850	4,756
Puget Sound Energy Inc.	5.757%	10/1/39	2,900	3,477
Puget Sound Energy Inc.	5.795%	3/15/40	1,610	1,938
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,097
Puget Sound Energy Inc.	4.300%	5/20/45	7,375	7,496
Puget Sound Energy Inc.	4.223%	6/15/48	4,875	4,879
San Diego Gas & Electric Co.	3.000%	8/15/21	1,350	1,334
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,004
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,049
San Diego Gas & Electric Co.	3.750%	6/1/47	5,000	4,551
San Diego Gas & Electric Co.	4.150%	5/15/48	5,150	5,040
Sierra Pacific Power Co.	2.600%	5/1/26	11,605	10,663
South Carolina Electric & Gas Co.	3.500%	8/15/21	2,400	2,393
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	2,963
South Carolina Electric & Gas Co.	6.050%	1/15/38	7,692	8,687
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,525	1,630
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,500	2,391
South Carolina Electric & Gas Co.	4.600%	6/15/43	5,458	5,412
South Carolina Electric & Gas Co.	4.100%	6/15/46	3,450	3,193
South Carolina Electric & Gas Co.	4.500%	6/1/64	3,115	2,853
South Carolina Electric & Gas Co.	5.100%	6/1/65	3,800	3,808
Southern California Edison Co.	2.900%	3/1/21	10,000	9,887
Southern California Edison Co.	3.875%	6/1/21	3,789	3,822
5 Southern California Edison Co.	1.845%	2/1/22	1,750	1,703
Southern California Edison Co.	2.400%	2/1/22	2,700	2,599
Southern California Edison Co.	3.400%	6/1/23	6,250	6,195
Southern California Edison Co.	3.500%	10/1/23	10,600	10,520
Southern California Edison Co.	3.700%	8/1/25	2,075	2,063
Southern California Edison Co.	3.650%	3/1/28	7,000	6,818
Southern California Edison Co.	6.650%	4/1/29	850	1,037
Southern California Edison Co.	6.000%	1/15/34	3,600	4,189
Southern California Edison Co.	5.750%	4/1/35	800	916
Southern California Edison Co.	5.350%	7/15/35	4,485	4,904
Southern California Edison Co.	5.550%	1/15/36	500	553
Southern California Edison Co.	5.625%	2/1/36	1,875	2,120
Southern California Edison Co.	5.950%	2/1/38	2,800	3,290
Southern California Edison Co.	6.050%	3/15/39	1,460	1,744
Southern California Edison Co.	4.500%	9/1/40	6,882	6,952
Southern California Edison Co.	4.050%	3/15/42	7,089	6,721
Southern California Edison Co.	3.900%	3/15/43	2,975	2,746
Southern California Edison Co.	4.650%	10/1/43	5,575	5,753
Southern California Edison Co.	3.600%	2/1/45	2,200	1,953
Southern California Edison Co.	4.000%	4/1/47	5,200	4,850
Southern California Edison Co.	4.125%	3/1/48	13,570	12,961
Southern Co.	2.750%	6/15/20	2,450	2,424

Southern Co.	2.350%	7/1/21	13,600	13,172
Southern Co.	2.950%	7/1/23	7,700	7,380
Southern Co.	3.250%	7/1/26	16,355	15,280
Southern Co.	4.250%	7/1/36	4,245	4,032
Southern Co.	4.400%	7/1/46	15,255	14,507
5 Southern Co.	5.500%	3/15/57	1,400	1,414
Southern Power Co.	1.950%	12/15/19	1,400	1,381
Southern Power Co.	2.375%	6/1/20	500	492
Southern Power Co.	2.500%	12/15/21	5,050	4,859
Southern Power Co.	4.150%	12/1/25	4,525	4,455
Southern Power Co.	5.150%	9/15/41	6,290	6,326
Southern Power Co.	5.250%	7/15/43	5,675	5,772
Southern Power Co.	4.950%	12/15/46	3,475	3,414
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,389
Southwestern Electric Power Co.	4.100%	9/15/28	5,650	5,634
Southwestern Electric Power Co.	6.200%	3/15/40	3,025	3,590
Southwestern Electric Power Co.	3.900%	4/1/45	9,291	8,410
Southwestern Electric Power Co.	3.850%	2/1/48	3,850	3,457
Southwestern Public Service Co.	3.300%	6/15/24	200	196
Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,305
Southwestern Public Service Co.	3.400%	8/15/46	14,300	12,395
Southwestern Public Service Co.	3.700%	8/15/47	9,075	8,338
Tampa Electric Co.	4.350%	5/15/44	4,500	4,393
Tampa Electric Co.	4.300%	6/15/48	3,350	3,306
TECO Finance Inc.	5.150%	3/15/20	4,862	4,965
Toledo Edison Co.	6.150%	5/15/37	2,769	3,322
TransAlta Corp.	4.500%	11/15/22	2,050	2,014
TransAlta Corp.	6.500%	3/15/40	2,768	2,718
Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,886
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,466
Union Electric Co.	3.500%	4/15/24	4,365	4,342
Union Electric Co.	2.950%	6/15/27	9,175	8,592
Union Electric Co.	5.300%	8/1/37	3,244	3,661
Union Electric Co.	8.450%	3/15/39	2,300	3,427
Union Electric Co.	3.900%	9/15/42	175	168
Union Electric Co.	3.650%	4/15/45	1,825	1,677
Union Electric Co.	4.000%	4/1/48	3,500	3,389
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	1,996
Virginia Electric & Power Co.	3.450%	9/1/22	10,595	10,589
Virginia Electric & Power Co.	2.750%	3/15/23	6,125	5,933
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,328
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,313
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	7,834
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,316
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,403
Virginia Electric & Power Co.	3.800%	4/1/28	6,000	5,993
Virginia Electric & Power Co.	6.000%	1/15/36	2,890	3,396
Virginia Electric & Power Co.	6.000%	5/15/37	4,575	5,520
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,908
Virginia Electric & Power Co.	4.000%	1/15/43	18,375	17,745
Virginia Electric & Power Co.	4.650%	8/15/43	425	445
Virginia Electric & Power Co.	4.450%	2/15/44	5,295	5,369
Virginia Electric & Power Co.	4.200%	5/15/45	3,050	2,994
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	7,126
Virginia Electric & Power Co.	3.800%	9/15/47	4,175	3,853
WEC Energy Group Inc.	2.450%	6/15/20	2,075	2,049
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,251

	WEC Energy Group Inc.	3.550%	6/15/25	2,900	2,847
	Westar Energy Inc.	2.550%	7/1/26	6,250	5,720
	Westar Energy Inc.	3.100%	4/1/27	4,500	4,253
	Westar Energy Inc.	4.125%	3/1/42	5,160	5,067
	Westar Energy Inc.	4.100%	4/1/43	3,455	3,368
	Westar Energy Inc.	4.250%	12/1/45	750	741
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	173
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	118
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,162
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,672
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,150	1,936
	Wisconsin Public Service Corp.	4.752%	11/1/44	3,675	3,965
	Xcel Energy Inc.	4.700%	5/15/20	4,370	4,441
	Xcel Energy Inc.	2.400%	3/15/21	7,725	7,541
	Xcel Energy Inc.	2.600%	3/15/22	4,250	4,122
	Xcel Energy Inc.	3.300%	6/1/25	9,900	9,546
	Xcel Energy Inc.	3.350%	12/1/26	3,325	3,168
	Xcel Energy Inc.	4.000%	6/15/28	4,000	4,005
	Xcel Energy Inc.	6.500%	7/1/36	986	1,254

	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,474
	Atmos Energy Corp.	5.500%	6/15/41	4,075	4,683
	Atmos Energy Corp.	4.150%	1/15/43	3,400	3,310
	Atmos Energy Corp.	4.125%	10/15/44	5,675	5,549
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,051	7,173
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,465
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,550	2,521
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,575	2,962
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,314
	NiSource Finance Corp.	2.650%	11/17/22	2,850	2,718
	NiSource Finance Corp.	3.490%	5/15/27	7,350	6,948
	NiSource Finance Corp.	5.950%	6/15/41	10,447	11,897
	Nisource Finance Corp.	5.250%	2/15/43	2,720	2,888
	NiSource Finance Corp.	4.800%	2/15/44	3,300	3,335
	NiSource Finance Corp.	5.650%	2/1/45	767	853
	NiSource Finance Corp.	4.375%	5/15/47	7,375	6,992
10	NiSource Inc.	3.650%	6/15/23	3,000	2,966
	ONE Gas Inc.	4.658%	2/1/44	1,525	1,590
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,271
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,575	4,046
	Sempra Energy	1.625%	10/7/19	4,250	4,188
	Sempra Energy	2.400%	2/1/20	4,550	4,499
	Sempra Energy	2.400%	3/15/20	3,350	3,308
	Sempra Energy	2.850%	11/15/20	4,250	4,196
	Sempra Energy	2.875%	10/1/22	2,450	2,376
	Sempra Energy	2.900%	2/1/23	4,625	4,463
	Sempra Energy	4.050%	12/1/23	11,835	11,875
	Sempra Energy	3.750%	11/15/25	12,905	12,555
	Sempra Energy	3.250%	6/15/27	7,595	7,055
	Sempra Energy	3.400%	2/1/28	8,700	8,132
	Sempra Energy	3.800%	2/1/38	9,875	8,896
	Sempra Energy	6.000%	10/15/39	7,250	8,324
	Sempra Energy	4.000%	2/1/48	7,355	6,552
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,094
	Southern California Gas Co.	3.200%	6/15/25	560	544
	Southern California Gas Co.	2.600%	6/15/26	11,376	10,469

Southern California Gas Co.	3.750%	9/15/42	2,975	2,784
Southern California Gas Co.	4.125%	6/1/48	5,000	4,963
Southern California Gas Co.	4.300%	1/15/49	5,000	5,087
Southern Co. Gas Capital Corp.	3.500%	9/15/21	680	675
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,825	2,644
Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,575	6,370
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	958
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,450	3,935
Southern Co. Gas Capital Corp.	4.400%	5/30/47	14,650	13,901
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,406
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,344
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,317

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,124
American Water Capital Corp.	3.400%	3/1/25	4,500	4,413
American Water Capital Corp.	2.950%	9/1/27	5,000	4,659
American Water Capital Corp.	3.750%	9/1/28	6,000	5,954
American Water Capital Corp.	6.593%	10/15/37	6,650	8,588
American Water Capital Corp.	4.300%	9/1/45	1,025	1,015
American Water Capital Corp.	4.000%	12/1/46	600	567
American Water Capital Corp.	3.750%	9/1/47	9,825	9,006
American Water Capital Corp.	4.200%	9/1/48	8,000	7,841
United Utilities plc	6.875%	8/15/28	75	86
Veolia Environnement SA	6.750%	6/1/38	4,225	5,009
				3,062,376
Total Corporate Bonds (Cost $44,597,932)				43,772,291
Sovereign Bonds (4.6%)
African Development Bank	1.375%	2/12/20	5,700	5,585
African Development Bank	1.875%	3/16/20	23,100	22,780
African Development Bank	2.625%	3/22/21	7,375	7,309
African Development Bank	1.250%	7/26/21	10,800	10,287
African Development Bank	2.375%	9/23/21	13,500	13,245
African Development Bank	2.125%	11/16/22	32,000	30,830
African Development Bank	3.000%	9/20/23	13,000	12,924
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,000	1,973
Asian Development Bank	1.750%	1/10/20	17,500	17,258
Asian Development Bank	1.500%	1/22/20	10,400	10,217
Asian Development Bank	1.375%	3/23/20	2,750	2,691
Asian Development Bank	1.625%	5/5/20	91,175	89,347
Asian Development Bank	2.250%	1/20/21	22,400	22,062
Asian Development Bank	1.625%	3/16/21	8,300	8,039
Asian Development Bank	1.750%	6/8/21	14,250	13,786
Asian Development Bank	2.125%	11/24/21	700	681
Asian Development Bank	2.000%	2/16/22	53,650	51,830
Asian Development Bank	1.875%	2/18/22	17,500	16,841
Asian Development Bank	1.875%	8/10/22	6,000	5,744
Asian Development Bank	1.750%	9/13/22	26,115	24,837
Asian Development Bank	2.750%	3/17/23	50,000	49,304
Asian Development Bank	2.000%	1/22/25	10,750	10,045
Asian Development Bank	2.000%	4/24/26	4,700	4,326
Asian Development Bank	2.625%	1/12/27	7,250	6,942
Asian Development Bank	2.375%	8/10/27	5,265	4,935
Asian Development Bank	6.220%	8/15/27	2,175	2,609
Asian Development Bank	2.500%	11/2/27	48,215	45,558
Asian Development Bank	3.125%	9/26/28	15,188	15,062

	Canada	2.000%	11/15/22	25,890	24,888
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	14,746
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	7,899
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	21,151
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	30,118
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	15,000	15,130
	Corp. Andina de Fomento	2.200%	7/18/20	14,000	13,702
	Corp. Andina de Fomento	4.375%	6/15/22	41,269	42,286
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	10,891
	Council Of Europe Development Bank	1.750%	11/14/19	5,000	4,940
	Council Of Europe Development Bank	1.625%	3/10/20	15,500	15,227
	Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,450
	Council Of Europe Development Bank	2.625%	2/13/23	18,500	18,124
	Ecopetrol SA	5.875%	9/18/23	15,725	16,747
	Ecopetrol SA	4.125%	1/16/25	16,775	16,398
	Ecopetrol SA	5.375%	6/26/26	15,000	15,469
	Ecopetrol SA	7.375%	9/18/43	6,000	6,810
	Ecopetrol SA	5.875%	5/28/45	12,975	12,829
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	5,000	4,901
	Equinor ASA	2.250%	11/8/19	8,000	7,940
	Equinor ASA	2.900%	11/8/20	5,060	5,034
	Equinor ASA	2.750%	11/10/21	10,400	10,243
	Equinor ASA	3.150%	1/23/22	4,475	4,446
	Equinor ASA	2.450%	1/17/23	23,977	23,087
	Equinor ASA	2.650%	1/15/24	17,518	16,791
	Equinor ASA	3.700%	3/1/24	9,856	9,930
	Equinor ASA	3.250%	11/10/24	5,900	5,795
	Equinor ASA	7.250%	9/23/27	4,350	5,443
	Equinor ASA	3.625%	9/10/28	9,652	9,565
10	Equinor ASA	6.500%	12/1/28	225	272
	Equinor ASA	5.100%	8/17/40	11,100	12,421
	Equinor ASA	4.250%	11/23/41	3,100	3,105
	Equinor ASA	3.950%	5/15/43	2,550	2,480
	Equinor ASA	4.800%	11/8/43	12,295	13,416
	European Bank for Reconstruction &
	Development	1.750%	11/26/19	12,925	12,764
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	10,750	10,536
	European Bank for Reconstruction &
	Development	2.000%	2/1/21	35,000	34,253
	European Bank for Reconstruction &
	Development	1.875%	7/15/21	5,200	5,043
	European Bank for Reconstruction &
	Development	1.500%	11/2/21	11,000	10,504
	European Bank for Reconstruction &
	Development	1.875%	2/23/22	14,300	13,742
	European Bank for Reconstruction &
	Development	2.750%	3/7/23	24,750	24,398
	European Investment Bank	1.625%	3/16/20	62,100	61,003
	European Investment Bank	1.750%	5/15/20	42,650	41,897
	European Investment Bank	1.375%	6/15/20	31,675	30,881
	European Investment Bank	1.625%	8/14/20	60,500	59,061
	European Investment Bank	2.875%	9/15/20	17,650	17,627
	European Investment Bank	1.625%	12/15/20	21,800	21,196
	European Investment Bank	4.000%	2/16/21	12,150	12,436
	European Investment Bank	2.000%	3/15/21	42,850	41,880

	European Investment Bank	2.500%	4/15/21	23,700	23,428
	European Investment Bank	2.375%	5/13/21	70,200	69,134
	European Investment Bank	1.625%	6/15/21	8,000	7,720
	European Investment Bank	1.375%	9/15/21	2,000	1,907
	European Investment Bank	2.125%	10/15/21	7,600	7,409
	European Investment Bank	2.875%	12/15/21	32,000	31,838
	European Investment Bank	2.250%	3/15/22	71,650	69,748
	European Investment Bank	2.375%	6/15/22	46,995	45,865
	European Investment Bank	2.250%	8/15/22	14,470	14,032
	European Investment Bank	2.000%	12/15/22	20,867	19,972
	European Investment Bank	2.500%	3/15/23	67,300	65,588
	European Investment Bank	2.875%	8/15/23	32,200	31,822
	European Investment Bank	3.250%	1/29/24	42,200	42,435
	European Investment Bank	1.875%	2/10/25	10,150	9,396
	European Investment Bank	2.125%	4/13/26	26,000	24,153
	European Investment Bank	2.375%	5/24/27	8,000	7,503
	European Investment Bank	4.875%	2/15/36	8,950	10,831
11	Export Development Canada	1.625%	12/3/19	3,600	3,550
	Export Development Canada	1.625%	1/17/20	5,650	5,565
	Export Development Canada	1.625%	6/1/20	6,625	6,484
	Export Development Canada	2.000%	11/30/20	23,335	22,868
	Export Development Canada	1.500%	5/26/21	17,900	17,228
	Export Development Canada	1.375%	10/21/21	18,040	17,159
	Export Development Canada	2.500%	1/24/23	5,250	5,124
	Export Development Canada	2.750%	3/15/23	8,850	8,718
	Export-Import Bank of Korea	1.500%	10/21/19	10,000	9,798
	Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,434
	Export-Import Bank of Korea	2.500%	11/1/20	16,000	15,684
	Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,433
	Export-Import Bank of Korea	2.500%	5/10/21	6,000	5,841
	Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,094
	Export-Import Bank of Korea	1.875%	10/21/21	13,450	12,787
	Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,093
	Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,439
	Export-Import Bank of Korea	3.000%	11/1/22	8,000	7,797
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	17,929
	Export-Import Bank of Korea	2.875%	1/21/25	3,000	2,819
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	5,913
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	5,459
	Export-Import Bank of Korea	3.250%	8/12/26	425	402
12	FMS Wertmanagement AoeR	1.750%	1/24/20	20,700	20,413
	FMS Wertmanagement AoeR	1.750%	3/17/20	6,000	5,902
	FMS Wertmanagement AoeR	2.000%	8/1/22	46,500	44,737
	Hydro-Quebec	8.400%	1/15/22	3,215	3,683
	Hydro-Quebec	8.050%	7/7/24	2,185	2,657
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	5,850	5,819
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	245
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,023
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,013
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	9,628
	Inter-American Development Bank	1.750%	10/15/19	20,200	19,996
	Inter-American Development Bank	3.875%	2/14/20	1,800	1,824
	Inter-American Development Bank	1.625%	5/12/20	38,000	37,235
	Inter-American Development Bank	1.875%	6/16/20	8,900	8,754
	Inter-American Development Bank	2.125%	11/9/20	22,580	22,210
	Inter-American Development Bank	1.875%	3/15/21	1,775	1,728
	Inter-American Development Bank	2.625%	4/19/21	24,089	23,873

Inter-American Development Bank	2.125%	1/18/22	76,750	74,525
Inter-American Development Bank	1.750%	4/14/22	25,600	24,472
Inter-American Development Bank	1.750%	9/14/22	30,850	29,339
Inter-American Development Bank	3.000%	9/26/22	24,000	23,950
Inter-American Development Bank	2.500%	1/18/23	47,275	46,205
Inter-American Development Bank	3.000%	10/4/23	9,050	9,010
Inter-American Development Bank	3.000%	2/21/24	13,000	12,907
Inter-American Development Bank	2.125%	1/15/25	14,000	13,183
Inter-American Development Bank	7.000%	6/15/25	4,575	5,513
Inter-American Development Bank	2.000%	6/2/26	27,625	25,451
Inter-American Development Bank	2.375%	7/7/27	28,500	26,728
Inter-American Development Bank	3.125%	9/18/28	25,000	24,791
Inter-American Development Bank	3.200%	8/7/42	3,375	3,261
Inter-American Development Bank	4.375%	1/24/44	4,300	4,945
International Bank for Reconstruction &
Development	1.875%	10/7/19	4,930	4,887
International Bank for Reconstruction &
Development	1.125%	11/27/19	22,025	21,611
International Bank for Reconstruction &
Development	1.375%	3/30/20	9,000	8,808
International Bank for Reconstruction &
Development	1.875%	4/21/20	91,000	89,618
International Bank for Reconstruction &
Development	1.625%	9/4/20	38,100	37,189
International Bank for Reconstruction &
Development	2.125%	11/1/20	20,210	19,879
International Bank for Reconstruction &
Development	1.625%	3/9/21	27,150	26,296
International Bank for Reconstruction &
Development	1.375%	5/24/21	34,000	32,637
International Bank for Reconstruction &
Development	2.250%	6/24/21	10,250	10,057
International Bank for Reconstruction &
Development	2.750%	7/23/21	36,700	36,431
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,810	33,243
International Bank for Reconstruction &
Development	2.125%	12/13/21	15,270	14,867
International Bank for Reconstruction &
Development	2.000%	1/26/22	103,500	100,107
International Bank for Reconstruction &
Development	1.625%	2/10/22	28,425	27,138
International Bank for Reconstruction &
Development	7.625%	1/19/23	19,955	23,538
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,020	5,686
International Bank for Reconstruction &
Development	3.000%	9/27/23	56,368	56,171
International Bank for Reconstruction &
Development	2.500%	11/25/24	34,250	33,117
International Bank for Reconstruction &
Development	2.500%	7/29/25	50,000	48,032
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	603
International Bank for Reconstruction &
Development	2.500%	11/22/27	15,000	14,169

	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,500	2,967
	International Finance Corp.	1.750%	3/30/20	19,825	19,502
	International Finance Corp.	1.625%	7/16/20	30	29
	International Finance Corp.	2.250%	1/25/21	22,425	22,060
	International Finance Corp.	2.000%	10/24/22	9,674	9,283
	International Finance Corp.	2.875%	7/31/23	13,914	13,782
	International Finance Corp.	2.125%	4/7/26	28,645	26,652
13	Japan Bank for International Cooperation	2.250%	2/24/20	15,800	15,641
13	Japan Bank for International Cooperation	1.750%	5/28/20	51,300	50,204
13	Japan Bank for International Cooperation	2.125%	6/1/20	11,000	10,820
13	Japan Bank for International Cooperation	2.125%	7/21/20	11,730	11,524
13	Japan Bank for International Cooperation	2.125%	11/16/20	28,890	28,244
13	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,376
13	Japan Bank for International Cooperation	3.125%	7/20/21	3,225	3,216
13	Japan Bank for International Cooperation	1.500%	7/21/21	14,000	13,347
13	Japan Bank for International Cooperation	2.000%	11/4/21	14,250	13,712
13	Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,138
13	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,022
13	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	21,340
13	Japan Bank for International Cooperation	3.250%	7/20/23	6,675	6,647
13	Japan Bank for International Cooperation	3.375%	7/31/23	225	225
13	Japan Bank for International Cooperation	3.000%	5/29/24	13,250	12,969
13	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,432
13	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,485
13	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,434
13	Japan Bank for International Cooperation	2.875%	6/1/27	12,000	11,483
13	Japan Bank for International Cooperation	2.875%	7/21/27	7,300	6,976
13	Japan Bank for International Cooperation	2.750%	11/16/27	39,800	37,534
13	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	11,925
13	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	5,625	5,708
13	Japan International Cooperation Agency	2.750%	4/27/27	8,400	7,923
13	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,456
12	KFW	1.750%	10/15/19	23,650	23,412
12	KFW	2.250%	11/5/19	72,025	71,617
12	KFW	4.000%	1/27/20	5,400	5,480
12	KFW	1.750%	3/31/20	31,700	31,180
12	KFW	1.500%	4/20/20	27,870	27,273
12	KFW	1.625%	5/29/20	60,175	58,938
12	KFW	1.875%	6/30/20	12,000	11,787
12	KFW	2.750%	7/15/20	41,000	40,819
12	KFW	2.750%	9/8/20	20,575	20,520
12	KFW	2.750%	10/1/20	13,950	13,895
12	KFW	1.875%	12/15/20	66,035	64,541
12	KFW	1.625%	3/15/21	1,000	969
12	KFW	2.625%	4/12/21	35,000	34,688
12	KFW	1.500%	6/15/21	60,600	58,237
12	KFW	2.375%	8/25/21	19,590	19,239
12	KFW	1.750%	9/15/21	33,000	31,837
12	KFW	2.000%	11/30/21	13,000	12,589
12	KFW	2.625%	1/25/22	14,200	14,017
12	KFW	2.125%	3/7/22	70,000	67,870
12	KFW	2.125%	6/15/22	81,100	78,419
12	KFW	2.000%	10/4/22	24,875	23,874
12	KFW	2.375%	12/29/22	49,000	47,624
12	KFW	2.125%	1/17/23	23,700	22,772

12	KFW	2.500%	11/20/24	39,500	38,067
12	KFW	2.000%	5/2/25	16,640	15,496
12	KFW	2.875%	4/3/28	18,635	18,181
12	KFW	0.000%	4/18/36	8,050	4,442
	Korea Development Bank	2.500%	1/13/21	5,000	4,898
	Korea Development Bank	4.625%	11/16/21	9,250	9,539
	Korea Development Bank	2.625%	2/27/22	14,000	13,537
	Korea Development Bank	3.000%	9/14/22	30,250	29,482
	Korea Development Bank	3.375%	3/12/23	24,200	23,796
	Korea Development Bank	2.750%	3/19/23	3,100	2,970
	Korea Development Bank	3.750%	1/22/24	10,350	10,302
	Korea Development Bank	3.000%	1/13/26	1,500	1,404
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	3,000	2,953
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	19,370	18,928
12	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,239
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,218
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	13,878
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	8,181
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	22,655	21,368
	Nexen Energy ULC	7.875%	3/15/32	525	699
	Nexen Energy ULC	5.875%	3/10/35	690	783
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,209
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,657
	Nordic Investment Bank	2.500%	4/28/20	7,000	6,956
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,168
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,229
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,756
	Nordic Investment Bank	2.125%	2/1/22	9,000	8,728
	Nordic Investment Bank	2.875%	7/19/23	8,750	8,660
	North American Development Bank	4.375%	2/11/20	975	985
	North American Development Bank	2.400%	10/26/22	3,450	3,312
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	5,675	5,555
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,045
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,624
14	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	3,934
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,318
14	Oesterreichische Kontrollbank AG	2.875%	3/13/23	3,000	2,964
5	Oriental Republic of Uruguay	8.000%	11/18/22	9,605	10,818
5	Oriental Republic of Uruguay	4.500%	8/14/24	13,793	14,198
5	Oriental Republic of Uruguay	4.375%	10/27/27	20,050	20,376
	Oriental Republic of Uruguay	7.875%	1/15/33	200	273
5	Oriental Republic of Uruguay	7.625%	3/21/36	4,593	6,189
5	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	6,060
5	Oriental Republic of Uruguay	5.100%	6/18/50	31,410	31,999
5	Oriental Republic of Uruguay	4.975%	4/20/55	23,950	23,950
	Petroleos Mexicanos	6.000%	3/5/20	2,227	2,297
	Petroleos Mexicanos	5.500%	1/21/21	18,520	19,119
	Petroleos Mexicanos	6.375%	2/4/21	48,213	50,453
	Petroleos Mexicanos	4.875%	1/24/22	38,957	39,416
	Petroleos Mexicanos	5.375%	3/13/22	18,466	18,961
	Petroleos Mexicanos	3.500%	1/30/23	10,140	9,639
	Petroleos Mexicanos	4.625%	9/21/23	14,312	14,186
	Petroleos Mexicanos	4.875%	1/18/24	8,322	8,264
5	Petroleos Mexicanos	2.290%	2/15/24	825	805
	Petroleos Mexicanos	4.250%	1/15/25	3,000	2,843
	Petroleos Mexicanos	2.378%	4/15/25	1,330	1,294
	Petroleos Mexicanos	4.500%	1/23/26	4,240	3,965

	Petroleos Mexicanos	6.875%	8/4/26	25,833	27,139
	Petroleos Mexicanos	6.500%	3/13/27	78,774	80,338
10	Petroleos Mexicanos	5.350%	2/12/28	7,250	6,830
	Petroleos Mexicanos	6.625%	6/15/35	11,600	11,491
	Petroleos Mexicanos	6.625%	6/15/38	3,025	2,927
	Petroleos Mexicanos	6.500%	6/2/41	19,025	17,749
	Petroleos Mexicanos	5.500%	6/27/44	9,225	7,807
	Petroleos Mexicanos	6.375%	1/23/45	18,170	16,753
	Petroleos Mexicanos	5.625%	1/23/46	17,226	14,618
	Petroleos Mexicanos	6.750%	9/21/47	63,789	60,922
10	Petroleos Mexicanos	6.350%	2/12/48	34,199	31,290
15	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,255	1,744
	Province of Alberta	1.900%	12/6/19	19,775	19,486
	Province of Alberta	2.200%	7/26/22	13,000	12,497
	Province of Alberta	3.300%	3/15/28	14,000	13,760
	Province of British Columbia	2.650%	9/22/21	13,150	12,971
	Province of British Columbia	2.000%	10/23/22	17,150	16,400
	Province of British Columbia	2.250%	6/2/26	1,150	1,063
	Province of British Columbia	7.250%	9/1/36	2,171	3,193
	Province of Manitoba	2.100%	9/6/22	7,100	6,772
	Province of Manitoba	3.050%	5/14/24	4,800	4,709
	Province of Manitoba	2.125%	6/22/26	9,782	8,889
	Province of New Brunswick	2.500%	12/12/22	4,005	3,868
	Province of New Brunswick	3.625%	2/24/28	5,300	5,317
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,450
	Province of Ontario	4.000%	10/7/19	3,950	3,993
	Province of Ontario	4.400%	4/14/20	13,260	13,523
	Province of Ontario	2.550%	2/12/21	40,000	39,452
	Province of Ontario	2.500%	9/10/21	16,000	15,678
	Province of Ontario	2.400%	2/8/22	16,000	15,558
	Province of Ontario	2.250%	5/18/22	36,700	35,458
	Province of Ontario	2.450%	6/29/22	1,525	1,481
	Province of Ontario	2.200%	10/3/22	16,725	16,055
	Province of Ontario	3.200%	5/16/24	10,000	9,911
	Province of Ontario	2.500%	4/27/26	8,000	7,506
	Province of Quebec	3.500%	7/29/20	8,670	8,746
	Province of Quebec	2.750%	8/25/21	13,725	13,569
	Province of Quebec	2.375%	1/31/22	8,000	7,801
	Province of Quebec	2.625%	2/13/23	34,919	34,043
	Province of Quebec	7.125%	2/9/24	3,575	4,186
	Province of Quebec	2.875%	10/16/24	9,400	9,176
	Province of Quebec	2.500%	4/20/26	500	471
	Province of Quebec	2.750%	4/12/27	42,400	40,363
	Province of Quebec	7.500%	9/15/29	10,342	14,040
	Republic of Chile	3.875%	8/5/20	2,700	2,739
	Republic of Chile	2.250%	10/30/22	3,000	2,880
	Republic of Chile	3.125%	3/27/25	7,330	7,108
	Republic of Chile	3.125%	1/21/26	13,094	12,583
5	Republic of Chile	3.240%	2/6/28	28,410	27,224
	Republic of Chile	3.860%	6/21/47	10,800	10,245
	Republic of Colombia	11.750%	2/25/20	900	1,003
	Republic of Colombia	4.375%	7/12/21	10,885	11,092
5	Republic of Colombia	2.625%	3/15/23	25,050	23,810
	Republic of Colombia	4.000%	2/26/24	31,233	31,280
	Republic of Colombia	8.125%	5/21/24	1,800	2,163
5	Republic of Colombia	4.500%	1/28/26	18,217	18,600

5	Republic of Colombia	3.875%	4/25/27	12,475	12,112
	Republic of Colombia	10.375%	1/28/33	3,850	5,858
	Republic of Colombia	7.375%	9/18/37	9,600	12,151
	Republic of Colombia	6.125%	1/18/41	4,500	5,091
5	Republic of Colombia	5.625%	2/26/44	21,750	23,436
5	Republic of Colombia	5.000%	6/15/45	68,613	68,613
	Republic of Finland	6.950%	2/15/26	1,000	1,206
	Republic of Hungary	6.250%	1/29/20	12,225	12,699
	Republic of Hungary	6.375%	3/29/21	76,925	82,117
	Republic of Hungary	5.375%	2/21/23	36,900	39,114
	Republic of Hungary	7.625%	3/29/41	4,025	5,615
	Republic of Indonesia	2.950%	1/11/23	12,475	11,914
	Republic of Indonesia	3.500%	1/11/28	7,900	7,355
	Republic of Indonesia	4.100%	4/24/28	7,500	7,272
10	Republic of Indonesia	4.750%	7/18/47	4,400	4,235
	Republic of Indonesia	4.350%	1/11/48	16,200	14,843
	Republic of Italy	6.875%	9/27/23	24,693	26,755
	Republic of Italy	5.375%	6/15/33	17,750	18,590
	Republic of Korea	3.875%	9/11/23	9,300	9,437
	Republic of Korea	5.625%	11/3/25	575	645
	Republic of Korea	2.750%	1/19/27	18,400	17,269
	Republic of Korea	4.125%	6/10/44	900	926
	Republic of Korea	3.875%	9/20/48	2,093	2,071
	Republic of Panama	5.200%	1/30/20	30,755	31,601
5	Republic of Panama	4.000%	9/22/24	5,550	5,622
5	Republic of Panama	3.750%	3/16/25	12,200	12,115
	Republic of Panama	7.125%	1/29/26	16,982	20,200
	Republic of Panama	8.875%	9/30/27	4,176	5,631
5	Republic of Panama	3.875%	3/17/28	12,590	12,463
	Republic of Panama	9.375%	4/1/29	11,130	15,746
5	Republic of Panama	6.700%	1/26/36	20,773	25,826
5	Republic of Panama	4.500%	5/15/47	11,543	11,543
5	Republic of Panama	4.500%	4/16/50	8,033	7,892
5	Republic of Panama	4.300%	4/29/53	5,000	4,794
	Republic of Peru	4.125%	8/25/27	800	823
	Republic of Peru	8.750%	11/21/33	34,183	50,516
5	Republic of Peru	6.550%	3/14/37	14,900	18,834
	Republic of Peru	5.625%	11/18/50	26,633	31,501
	Republic of Poland	5.125%	4/21/21	15,650	16,374
	Republic of Poland	5.000%	3/23/22	29,385	30,927
	Republic of Poland	3.000%	3/17/23	24,675	24,243
	Republic of Poland	4.000%	1/22/24	10,575	10,786
	Republic of Poland	3.250%	4/6/26	19,200	18,646
	Republic of the Philippines	6.500%	1/20/20	625	653
	Republic of the Philippines	4.000%	1/15/21	15,025	15,270
	Republic of the Philippines	4.200%	1/21/24	8,200	8,425
	Republic of the Philippines	9.500%	10/21/24	2,170	2,821
	Republic of the Philippines	10.625%	3/16/25	8,525	11,796
	Republic of the Philippines	5.500%	3/30/26	9,350	10,332
	Republic of the Philippines	3.000%	2/1/28	25,000	23,284
	Republic of the Philippines	9.500%	2/2/30	16,250	24,050
	Republic of the Philippines	7.750%	1/14/31	13,300	17,955
	Republic of the Philippines	6.375%	1/15/32	10,004	12,242
	Republic of the Philippines	6.375%	10/23/34	14,240	17,764
	Republic of the Philippines	5.000%	1/13/37	1,950	2,135
	Republic of the Philippines	3.950%	1/20/40	29,999	28,987
	Republic of the Philippines	3.700%	3/1/41	9,733	9,076

	Republic of the Philippines	3.700%	2/2/42	16,288	15,156
10	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	450	466
	State of Israel	4.000%	6/30/22	8,200	8,346
	State of Israel	3.150%	6/30/23	2,400	2,367
	State of Israel	2.875%	3/16/26	30,000	28,374
	State of Israel	3.250%	1/17/28	11,800	11,337
	State of Israel	4.500%	1/30/43	7,700	7,804
	State of Israel	4.125%	1/17/48	10,525	10,004
	Svensk Exportkredit AB	1.750%	5/18/20	16,400	16,089
	Svensk Exportkredit AB	1.750%	8/28/20	22,370	21,838
	Svensk Exportkredit AB	2.750%	10/7/20	13,565	13,495
	Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,265
	Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,188
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	17,728
	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,287
	Syngenta Finance NV	3.125%	3/28/22	9,895	9,582
	United Mexican States	3.625%	3/15/22	71,362	71,358
	United Mexican States	8.000%	9/24/22	360	425
	United Mexican States	4.000%	10/2/23	14,873	14,969
	United Mexican States	3.600%	1/30/25	28,936	28,114
	United Mexican States	4.125%	1/21/26	15,790	15,643
	United Mexican States	4.150%	3/28/27	49,255	48,446
	United Mexican States	3.750%	1/11/28	14,400	13,710
	United Mexican States	8.300%	8/15/31	4,390	6,076
	United Mexican States	7.500%	4/8/33	2,100	2,657
	United Mexican States	6.750%	9/27/34	6,000	7,162
	United Mexican States	6.050%	1/11/40	26,252	29,205
	United Mexican States	4.750%	3/8/44	72,333	69,187
	United Mexican States	5.550%	1/21/45	7,670	8,145
	United Mexican States	4.600%	1/23/46	25,191	23,526
	United Mexican States	4.350%	1/15/47	16,550	15,044
	United Mexican States	4.600%	2/10/48	18,596	17,527
	United Mexican States	5.750%	10/12/10	29,387	29,652
Total Sovereign Bonds (Cost $7,569,186)					7,431,753
Taxable Municipal Bonds (0.6%)
	Alabama Economic Settlement Authority
	BP Settlement Revenue	3.163%	9/15/25	2,520	2,473
	Alameda County CA Joint Powers
	Authority Lease Revenue	7.046%	12/1/44	2,105	2,961
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	7.834%	2/15/41	3,625	5,187
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.053%	2/15/43	400	494
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	5.939%	2/15/47	6,245	7,610
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	1,115	1,354
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	7.499%	2/15/50	750	1,049

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	2,850	4,465
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	1,635	2,196
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	13,058	17,815
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	2,525	3,699
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	6,940	10,058
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	9,000	8,673
California GO	6.200%	10/1/19	4,835	4,994
California GO	2.800%	4/1/21	8,000	7,973
California GO	5.700%	11/1/21	14,805	15,947
California GO	2.367%	4/1/22	9,245	9,020
California GO	3.375%	4/1/25	4,225	4,185
California GO	3.500%	4/1/28	5,500	5,382
California GO	4.500%	4/1/33	8,800	9,149
California GO	7.500%	4/1/34	14,855	20,540
California GO	4.600%	4/1/38	11,425	11,852
California GO	7.550%	4/1/39	17,345	25,316
California GO	7.300%	10/1/39	11,735	16,385
California GO	7.350%	11/1/39	17,450	24,507
California GO	7.625%	3/1/40	14,230	20,721
California GO	7.600%	11/1/40	20,015	29,747
California State University Systemwide
Revenue	3.899%	11/1/47	2,325	2,193
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	796
Chicago IL GO	7.045%	1/1/29	4,950	5,288
Chicago IL GO	7.375%	1/1/33	2,050	2,230
Chicago IL GO	5.432%	1/1/42	2,500	2,242
Chicago IL GO	6.314%	1/1/44	2,400	2,380
Chicago IL Metropolitan Water
Reclamation District GO	5.720%	12/1/38	5,160	6,229
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,570	2,017
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,475	2,996
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,146
Clark County NV Airport System Revenue	6.881%	7/1/42	650	669
Clark County NV Airport System Revenue	6.820%	7/1/45	3,425	4,834
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	4,865
Connecticut GO	5.632%	12/1/29	1,610	1,787
Connecticut GO	5.090%	10/1/30	800	845
Connecticut GO	5.850%	3/15/32	9,890	11,257
Cook County IL GO	6.229%	11/15/34	2,695	3,247
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,023
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,387

	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,429
	Dallas TX Convention Center Hotel
	Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	8,968
	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,608
	District of Columbia Income Tax Revenue	5.591%	12/1/34	10,440	12,020
	District of Columbia Water & Sewer
	Authority Public Utility Revenue	4.814%	10/1/14	8,750	9,521
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	2,390	2,970
	Florida Board of Administration Finance
	Corp Revenue	2.638%	7/1/21	5,000	4,950
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	16,150	16,140
	George Washington University District of
	Columbia GO	4.126%	9/15/48	6,500	6,462
	George Washington University District of
	Columbia GO	4.300%	9/15/44	1,575	1,587
	George Washington University District of
	Columbia GO	4.868%	9/15/45	39	43
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,138	8,420
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,688	7,916
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,098	5,836
	Houston TX GO	6.290%	3/1/32	13,535	15,565
	Illinois GO	4.950%	6/1/23	2,125	2,161
	Illinois GO	5.100%	6/1/33	54,745	52,542
	Illinois GO	6.630%	2/1/35	5,475	5,773
	Illinois GO	6.725%	4/1/35	3,550	3,769
	Illinois GO	7.350%	7/1/35	5,800	6,387
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,185
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	3,640	3,657
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,285	2,417
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,750	2,949
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	145
16	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,272
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	4,605	6,656
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,012
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	628
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	9,014
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,030
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	5,956
	Los Angeles CA Unified School District GO	5.750%	7/1/34	15,295	18,092
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,145

	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	7,607
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,292
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,044
	Massachusetts GO	4.200%	12/1/21	8,980	9,186
	Massachusetts GO	4.500%	8/1/31	350	372
	Massachusetts GO	5.456%	12/1/39	5,250	6,224
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,317
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	650	793
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,024
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,590
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,155	6,076
	Mississippi GO	5.245%	11/1/34	1,350	1,539
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	3,500	3,230
17	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	10,800	12,952
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	7,680	8,443
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	3,680	3,846
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	3,550	4,271
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	15,753
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	17,126	23,601
	New York City NY GO	6.646%	12/1/31	100	106
	New York City NY GO	6.246%	6/1/35	950	990
	New York City NY GO	5.517%	10/1/37	3,225	3,794
	New York City NY GO	6.271%	12/1/37	5,500	6,934
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	580	719
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	4,000	4,157
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.724%	6/15/42	795	988
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	1,000	1,271

	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	350	448
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.282%	6/15/42	2,275	2,412
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	9,580	11,512
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	13,590	17,240
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,418
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,460
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,272
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	13,691
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,163
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	8,241
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	1,150	1,335
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	3,662
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,734
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	3,100	3,770
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	7,225	10,154
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	1,772
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	4,500	4,227
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,531	5,936
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,185
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,100	2,538
	Oregon GO	5.762%	6/1/23	600	641
	Oregon GO	5.892%	6/1/27	8,130	9,324
16	Oregon School Boards Association GO	5.528%	6/30/28	375	415
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	1,947	2,081
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	3,050	3,636
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,060	2,451
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,900	5,912

Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	3,080	3,711
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	5,025	5,611
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	3,370	3,611
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	1,800	1,774
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	5,560	6,197
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	18,760	19,440
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	7,560	8,251
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Cooperation
Project)	2.987%	9/1/36	105	91
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	3,680	4,190
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	3,800	3,348
Princeton University New Jersey GO	5.700%	3/1/39	6,650	8,206
Regents of the University of California
Revenue	3.063%	7/1/25	9,060	8,793
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	1,927
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	2,900	3,389
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,400	7,668
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,000	2,722
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,295	3,690
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,097
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	8,689
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,507
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,760	2,273
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	8,036
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,197
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	3,600	3,335
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	3,921
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,000	1,859
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	9,034
Texas GO	5.517%	4/1/39	7,690	9,424

	Texas Transportation Commission
	Revenue	5.178%	4/1/30	3,885	4,371
	Texas Transportation Commission
	Revenue	4.681%	4/1/40	1,375	1,504
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	4,925	6,450
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	1,180	1,547
	University of California Revenue	4.601%	5/15/31	8,330	8,832
	University of California Revenue	5.770%	5/15/43	5,790	7,015
	University of California Revenue	5.946%	5/15/45	5,510	6,753
	University of California Revenue	4.858%	5/15/12	8,165	8,267
	University of California Revenue	4.767%	5/15/15	2,975	2,938
	University of North Carolina University
	System Revenue	3.327%	12/1/36	90	84
	University of Southern California GO	5.250%	10/1/11	1,840	2,123
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	4,400	4,014
	University of Texas Revenue	3.354%	8/15/47	2,375	2,139
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	650	668
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,700	1,891
	University of Virginia Revenue	4.179%	9/1/17	2,450	2,356
	Utah GO	4.554%	7/1/24	7,705	8,027
	Utah GO	3.539%	7/1/25	4,400	4,414
	Washington GO	5.140%	8/1/40	3,320	3,875
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,284
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	3,050	2,926
16	Wisconsin GO	5.700%	5/1/26	3,020	3,308
Total Taxable Municipal Bonds (Cost $1,035,441)					1,083,934
				Shares
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
18	Vanguard Market Liquidity Fund (Cost
	$3,869,347)	2.209%		38,696,244	3,869,624

Total Investments (102.1%) (Cost $170,034,097)					166,058,596
Other Assets and Liabilities-Net (-2.1%)					(2,818,396)
Net Assets (100%)					163,240,200

1 Securities with a value of $5,298,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 U.S. government-guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2018.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 12-month USD LIBOR plus spread.

9 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $1,015,068,000, representing 0.6% of net assets.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also

Total Bond Market II Index Fund

entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	105,864,022	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,036,972	—
Corporate Bonds	—	43,772,291	—
Sovereign Bonds	—	7,431,753	—
Taxable Municipal Bonds	—	1,083,934	—
Temporary Cash Investments	3,869,624	—	—
Total	3,869,624	162,188,972	—

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 16, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.